    As Filed with the Securities and Exchange Commission on April 28, 2008
                                                           File Nos. 333-102295
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 6

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 88

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                              MICHAEL J. VELOTTA
             Senior Vice President, Secretary and General Counsel
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                                Angela M. Bandi
                               Associate Counsel
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                             Northbrook, Il 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2008 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on          pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on __________ pursuant to paragraph (a)(ii) of Rule 485

================================================================================

Morgan Stanley Variable Annuity II

Allstate Life Insurance Company

Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax: 1-785-228-4584
                                                   Prospectus dated May 1, 2008

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("Allstate Life") has issued the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.

The Contract currently offers 40 investment alternatives ("investment alternatives"). The investment alternatives include 2 fixed account options ("Fixed Account Options") and 38 variable sub-accounts ("Variable
Sub-Accounts") of the Allstate Financial Advisors Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):

 Morgan Stanley Variable Investment     AIM Variable Insurance Funds (Series
   Series (Class X Shares)                I Shares)

 The Universal Institutional Funds,     AllianceBernstein Variable Products
   Inc. (Class I Shares)                  Series Fund, Inc. (Class B Shares)

 Van Kampen Life Investment Trust       Franklin Templeton Variable Insurance
   (Class I and Class II Shares)          Products Trust (Class 2 Shares)

                                        Putnam Variable Trust (Class IB
                                          Shares)


We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2008, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 54 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


------------------------------------------------------------------------------------------------------
IMPORTANT The Securities and Exchange Commission has not approved or disapproved the securities
  NOTICES described in this prospectus, nor has it passed upon the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

          Investment in the Contracts involves investment risks, including possible loss of principal.

                               1     PROSPECTUS

Table of Contents
--------------------------------------------------------------------------------


                                                        Page
                    ----------------------------------------
                    Overview
                    ----------------------------------------
                       Important Terms                    3
                    ----------------------------------------
                       The Contract at a Glance           4
                    ----------------------------------------
                       How the Contract Works             6
                    ----------------------------------------
                       Expense Table                      7
                    ----------------------------------------
                       Financial Information              9
                    ----------------------------------------
                    Contract Features
                    ----------------------------------------
                       The Contract                       9
                    ----------------------------------------
                       Purchases                         10
                    ----------------------------------------
                       Contract Value                    11
                    ----------------------------------------
                       Investment Alternatives           11
                    ----------------------------------------
                         The Variable Sub-Accounts       11
                    ----------------------------------------
                         The Fixed Account Options       14
                    ----------------------------------------
                         Transfers                       15
                    ----------------------------------------
                       Expenses                          18
                    ----------------------------------------
                       Access To Your Money              19
                    ----------------------------------------
                       Income Payments                   20
                    ----------------------------------------


                                                                   Page
         --------------------------------------------------------------
            Death Benefits                                          23
         --------------------------------------------------------------
            Longevity Reward Rider                                  28
         --------------------------------------------------------------
         Other Information
         --------------------------------------------------------------
            More Information:                                       29
         --------------------------------------------------------------
              Allstate Life                                         29
         --------------------------------------------------------------
              The Variable Account                                  29
         --------------------------------------------------------------
              The Portfolios                                        30
         --------------------------------------------------------------
              The Contract                                          30
         --------------------------------------------------------------
              Non-Qualified Annuities Held Within a Qualified
              Plan                                                  31
         --------------------------------------------------------------
              Legal Matters                                         31
         --------------------------------------------------------------
            Taxes                                                   31
         --------------------------------------------------------------
         Appendix A - Accumulation Unit Values                      39
         --------------------------------------------------------------
         Appendix B - Calculation of Enhanced Earnings Death
          Benefit                                                   53
         --------------------------------------------------------------
         Statement of Additional Information Table of Contents      54
         --------------------------------------------------------------


                               2     PROSPECTUS

Important Terms
--------------------------------------------------------------------------------

This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlighted text.

                                                            Page
                ------------------------------------------------
                Accumulation Phase                            6
                ------------------------------------------------
                Accumulation Unit                            11
                ------------------------------------------------
                Accumulation Unit Value                      11
                ------------------------------------------------
                Allstate Life ("We")                         29
                ------------------------------------------------
                Annuitant                                     9
                ------------------------------------------------
                Automatic Portfolio Rebalancing Program      17
                ------------------------------------------------
                Automatic Additions Program                  10
                ------------------------------------------------
                Beneficiary                                   9
                ------------------------------------------------
                Contract*                                     9
                ------------------------------------------------
                Contract Anniversary                          5
                ------------------------------------------------
                Contract Owner ("You")                        9
                ------------------------------------------------
                Contract Value                               11
                ------------------------------------------------
                Contract Year                                 5
                ------------------------------------------------
                Death Benefit Anniversary                    24
                ------------------------------------------------
                Death Benefit Combination Option             25
                ------------------------------------------------
                Dollar Cost Averaging Program                17
                ------------------------------------------------
                Dollar Cost Averaging Fixed Account Options  14
                ------------------------------------------------
                Due Proof of Death                           24
                ------------------------------------------------
                Enhanced Death Benefit Option                24
                ------------------------------------------------
                Enhanced Earnings Death Benefit Option       25
                ------------------------------------------------
                Fixed Account Options                        14
                ------------------------------------------------

                                                             Page
               --------------------------------------------------
               Free Withdrawal Amount                         19
               --------------------------------------------------
               Funds                                           1
               --------------------------------------------------
               Guarantee Periods                              14
               --------------------------------------------------
               Income Benefit Combination Option 2            22
               --------------------------------------------------
               Income and Death Benefit Combination Option 2  25
               --------------------------------------------------
               Income Plan                                    20
               --------------------------------------------------
               Investment Alternatives                        11
               --------------------------------------------------
               Issue Date                                      6
               --------------------------------------------------
               Longevity Reward Rider                         28
               --------------------------------------------------
               Payout Phase                                    6
               --------------------------------------------------
               Payout Start Date                              20
               --------------------------------------------------
               Performance Benefit Combination Option         25
               --------------------------------------------------
               Performance Death Benefit Option               25
               --------------------------------------------------
               Performance Income Benefit Option              22
               --------------------------------------------------
               Portfolios                                     30
               --------------------------------------------------
               Tax Qualified Contracts                        34
               --------------------------------------------------
               SEC                                             1
               --------------------------------------------------
               Systematic Withdrawal Program                  20
               --------------------------------------------------
               Valuation Date                                 11
               --------------------------------------------------
               Variable Account                               29
               --------------------------------------------------
               Variable Sub-Account                           11
               --------------------------------------------------

* In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

                               3     PROSPECTUS

The Contract at a Glance
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


Flexible Payments       We are no longer offering new contracts. You can add to your Contract as often and as much as you like. Each payment must be at least $25. You must maintain a minimum account value of $500.
--------------------------------------------------------------------------------------------------------
Expenses                You will bear the following expenses:

                        . Total Variable Account annual fees (mortality and expense risk charge and administrative expense charge) equal the following (as a % of average daily net assets):

                            Base Contract 1.35%

                            w/Enhanced Death Benefit Option 1.48%

                            w/Performance Death Benefit Option 1.48%

                            w/Performance Income Benefit Option 1.48%

                            w/Performance Benefit Combination Option 1.59%

                            w/Death Benefit Combination Option 1.59%

                            w/Income Benefit Combination Option 2 1.65%

                            w/Income and Death Benefit Combination Option 2 1.85%

                        . If you select the Enhanced Earnings Death Benefit Option, you would pay an additional mortality and expense risk charge of 0.20%.

                        . Annual contract maintenance charge of $30 (waived in certain cases)

                        . Withdrawal charges ranging from 0% to 6% of purchase payment(s)
                           withdrawn (with certain exceptions)

                        . Transfer fee of $25 after 12th transfer in any Contract Year

                        . State premium tax (if your state imposes one)

                        In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------
Investment Alternatives The Contract offers 40 investment alternatives including:

                        . 2 Fixed Account Options (which credit interest at rates we guarantee)

                        . 38 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                        .     Morgan Stanley Investment Advisors Inc.

                        .     Van Kampen/(1)/

                        .     Van Kampen Asset Management

                        .     Invesco A I M Advisors, Inc.

                        .     AllianceBernstein L.P.

                        .     Franklin Advisers, Inc.

                        .     Franklin Mutual Advisers, LLC

                        .     Putnam Investment Management, LLC

                        .     Templeton Investment Counsel, LLC

                        To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.

                        (1) Morgan Stanley Investment Management, Inc., the adviser to the UIF
                        Portfolios, does business in certain instances using the name Van Kampen.


                               4     PROSPECTUS

--------------------------------------------------------------------------------------------------
Special Services For your convenience, we offer these special services:

                 . Automatic Additions Program

                 . Automatic Portfolio Rebalancing Program

                 . Dollar Cost Averaging Program

                 . Systematic Withdrawal Program
--------------------------------------------------------------------------------------------------
Income Payments  You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                 . life income with payments guaranteed for 10 years

                 . joint and survivor life income payments

                 . guaranteed payments for a specified period
--------------------------------------------------------------------------------------------------
Death Benefits   If you or the Annuitant dies before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer 4 death benefit options.
--------------------------------------------------------------------------------------------------
Transfers        Before the Payout Start Date, you may transfer your Contract value
                 ("Contract Value") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the entire amount in the investment alternative, whichever is less.

                 There is a $25 fee per transfer after the 12th transfer in each Contract year, which we measure from the date we issue your Contract or a Contract anniversary ("Contract Anniversary").
--------------------------------------------------------------------------------------------------
Withdrawals      You may withdraw some or all of your Contract Value at anytime during the
                 Accumulation Phase. In general, you must withdraw at least $100 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the
                 Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.
--------------------------------------------------------------------------------------------------

                               5     PROSPECTUS

How the Contract Works
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "Contract owner") save for retirement because you can invest in up to 40 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 20. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub- Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                    [GRAPHIC]



As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."


Please call us at 1-800-457-7617 if you have any question about how the Contract works.


                               6     PROSPECTUS

Expense Table
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)* (Without the Longevity Reward Rider)

Number of Complete Years Since We Received the Purchase Payment
Being Withdrawn**:                                              0   1   2   3   4   5   6+
-------------------------------------------------------------------------------------------
Applicable Charge                                               6%  5%  4%  3%  2%  1%   0%
-------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                    $30.00***
-------------------------------------------------------------------------------------------
Transfer Fee                                                         $25.00****
-------------------------------------------------------------------------------------------

* During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

** If you have elected and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider date. See "Longevity Reward Rider" on page 28 for details.

*** If you have elected and elect the Longevity Reward Rider, we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the date we issue the Rider (Rider Date).

**** Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.

Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)

                                                             Mortality and Expense Administrative Total Variable Account
                                                                 Risk Charge**     Expense Charge    Annual Expense**
------------------------------------------------------------------------------------------------------------------------
Base Contract                                                        1.25%             0.10%              1.35%
------------------------------------------------------------------------------------------------------------------------
With the Enhanced Death Benefit,* the Performance Income
Benefit,* or the Performance Death Benefit Option                    1.38%             0.10%              1.48%
------------------------------------------------------------------------------------------------------------------------
With the Performance Benefit Combination* or the Death
Benefit Combination Option                                           1.49%             0.10%              1.59%
------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                        1.55%             0.10%              1.65%
------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*              1.75%             0.10%              1.85%
------------------------------------------------------------------------------------------------------------------------

If the Enhanced Earnings Death Benefit Option is elected with the Base Contract or with one of the Options listed above

                                                             Mortality and Expense Administrative Total Variable Account
                                                                 Risk Charge**     Expense Charge    Annual Expense**
------------------------------------------------------------------------------------------------------------------------
Base Contract                                                        1.45%             0.10%              1.55%
------------------------------------------------------------------------------------------------------------------------
With the Enhanced Death Benefit,* the Performance Income
Benefit,* or the Performance Death Benefit Option                    1.58%             0.10%              1.68%
------------------------------------------------------------------------------------------------------------------------
With the Performance Benefit Combination* or the Death
Benefit Combination Option                                           1.69%             0.10%              1.79%
------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                        1.75%             0.10%              1.85%
------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*              1.95%             0.10%              2.05%
------------------------------------------------------------------------------------------------------------------------

* These Options are no longer available to be added to your Contract.

** If you have elected and elect the Longevity Reward Rider, the mortality and expense risk charge is reduced by 0.07% under the basic policy or any Option described above.

                               7     PROSPECTUS

Portfolio Annual Expenses - Minimum and Maximum

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses/(1)/ (expenses
  that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees,
  and other expenses)                                           0.59%   1.58%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2007.


Example 1

This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

..   elected the Income and Death Benefit Combination Option 2 and the Enhanced
    Earnings Death Benefit Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                                 1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses  $827  $1,472  $2,132   $4,189
--------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses  $726  $1,173  $1,643   $3,264
--------------------------------------------------------------------------------


Example 2

This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                 1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses  $402  $1,217  $2,047   $4,189
--------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses  $301  $  918  $1,558   $3,264
--------------------------------------------------------------------------------


Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The above examples assume you elected the Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit Option with a mortality and expense risk charge of 1.95%, an administrative expense charge of 0.10%, and an annual Contract maintenance charge of $30. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

                               8     PROSPECTUS

Financial Information
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional information. To obtain additional detail on each Variable Sub-Account's finances, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information. The financial statements of Allstate Life also appear in the Statement of Additional Information.

The Contract
--------------------------------------------------------------------------------

CONTRACT OWNER
The Variable Annuity II is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the owner, while the Annuitant is alive,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract owner dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non- living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner cannot exceed age 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT
The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application. If the Contract owner is a living person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of

                               9     PROSPECTUS

Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with your attorney before trying to assign your Contract.

Purchases
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets(TM) Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

                               10     PROSPECTUS

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates". If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

Contract Value
--------------------------------------------------------------------------------
Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub- Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combinations thereof, offered under the Contract.

You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

Investment Alternatives: The Variable Sub-Accounts
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 38 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Funds. You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolios when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617.


Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Allstate currently limits new premium allocations and transfers into all Sub-Accounts other than the Money Market Sub-Account to a maximum of $50,000 per day. If we receive a transfer request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request that complies with the Sub-Account limitation. If you wish to transfer more than $50,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day into that Sub-Account until the transfer request is completed.


For most Sub-Accounts, the restriction was effective as of February 2, 2004. The restriction was effective on December 3, 2002 for the Morgan Stanley VIS European Equity - Class X Sub-Account and Putnam VT International Equity - Class IB Sub-Account . The restriction was effective on November 17, 2003 for the Morgan Stanley VIS High Yield - Class X Sub-Account , Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account and Morgan Stanley VIS Global Advantage - Class X Sub-Account and the UIF Emerging Markets Equity, Class I Sub-Account, UIF International


                               11     PROSPECTUS

Magnum, Class I Sub-Account, UIF U.S. Mid Cap Value, Class I Sub-Account and UIF Mid Cap Growth, Class I Sub-Account.


For all other Sub-Accounts (other than the unrestricted Money Market Sub-Account), the restriction was effective February 2, 2004 or the date a new Sub-Account was added, if later. If, as of the effective date of the Sub-Account restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Sub-Accounts without regard to the $50,000 limitation. Shares may be redeemed at any time.



Portfolio:                               Each Portfolio Seeks:                                   Investment Adviser:
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity     Long-term capital growth
 Portfolio - Class X
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth       Reasonable current income and long term growth of
 Portfolio - Class X                      income and capital.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital               Growth of capital through investments in common
 Opportunities Portfolio - Class X/(1)/   stocks believed by the Investment Adviser to have
                                          potential for superior growth. As a secondary
                                          objective, income but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity       To maximize the capital appreciation of its
 Portfolio - Class X                      investments                                            Morgan Stanley Investment
-------------------------------------------------------------------------------------------------Advisors Inc.
Morgan Stanley VIS Global Advantage      Long-term capital growth
 Portfolio - Class X
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend       Reasonable current income and long-term growth of
 Growth Portfolio - Class X               income and capital.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio  High level of current income by investing in a
 - Class X                                diversified portfolio consisting principally of fixed-
                                          income securities, which may include both non-
                                          convertible and convertible debt securities and
                                          preferred stocks. As a secondary objective, capital
                                          appreciation, but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder        Reasonable income and, as a secondary objective,
 Portfolio - Class X                      growth of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus           High level of current income by investing primarily
 Portfolio - Class X                      in U.S. government securities and other fixed-
                                          income securities. As a secondary objective, capital
                                          appreciation but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration      High level of current income consistent with
 Portfolio - Class X                      preservation of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market          High current income, preservation of capital, and
 Portfolio - Class X                      liquidity
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index         Investment results that, before expenses, correspond
 Portfolio - Class X                      to the total return (i.e., combination of capital
                                          changes and income) of the Standard and Poors
                                          500 Composite Stock Price Index
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio  High total investment return
 - Class X
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio   Capital appreciation and current income
 - Class X
-------------------------------------------------------------------------------------------------


                               12     PROSPECTUS


Portfolio:                               Each Portfolio Seeks:                                  Investment Adviser:
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class      Long-term capital appreciation by investing primarily
 I/(1)/                                   in growth-oriented equity securities of large
                                          capitalization companies.
------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio,   Long-term capital appreciation by investing primarily
 Class I/(1)/                             in growth-oriented equity securities of issuers in    Van Kampen/(2)/
                                          emerging market countries.
------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio,      Long-term capital appreciation by investing primarily
 Class I/(1)/                             in equity securities of non-U.S. issuers domiciled in
                                          EAFE countries.
------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class      Long-term capital growth by investing primarily in
 I/(1)/                                   common stocks and other equity securities.
------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class  Above-average total return over a market cycle of
 I/(1)/                                   three to five years by investing in common stocks
                                          and other equity securities.
------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class    Above average current income and long-term capital
 I/(1)/                                   appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth            Capital growth
 Portfolio, Class II/(1)/
------------------------------------------------------------------------------------------------Van Kampen Asset
Van Kampen LIT Comstock Portfolio,       Capital growth and income through investments in       Management
 Class I                                  equity securities, including common stocks,
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
------------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth            Capital appreciation.
 Portfolio, Class I/(1)/
------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund -     Growth of capital
 Series I/(3)/
------------------------------------------------------------------------------------------------Invesco A I M Advisors, Inc.
AIM V.I. Core Equity Fund - Series       Growth of capital
 I/(3)/
------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund -      Long-term growth of capital
 Series I/(3)/
------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio   Long-term growth of capital
 - Class B
------------------------------------------------------------------------------------------------AllianceBernstein L.P.
AllianceBernstein VPS Growth and Income  Long-term growth of capital
 Portfolio - Class B
------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth   Long-term growth of capital
 Portfolio - Class B
------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities    High level of current income with capital
 Fund - Class 2                           appreciation as a secondary goal
------------------------------------------------------------------------------------------------Franklin Advisers, Inc.
FTVIP Franklin Income Securities Fund -  To maximize income while maintaining prospects for
 Class 2                                  capital appreciation.
------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value           Long-term total return.
 Securities Fund - Class 2
------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund -    Capital appreciation with income as a secondary goal   Franklin Mutual Advisers,
 Class 2                                                                                        LLC
----------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund  Long-term capital growth.                              Templeton Investment
 - Class 2                                                                                      Counsel, LLC
----------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.                                  Putnam Investment
 Class IB                                                                                       Management, LLC
------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class   Capital appreciation.
 IB/(4)/
------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
------------------------------------------------------------------------------------------------


                               13     PROSPECTUS

(1)Effective May 1, 2008, the names of the following Portfolios changed: Morgan Stanley VIS Equity Portfolio changed to Morgan Stanley VIS Capital Opportunities Portfolio; Van Kampen UIF Equity Growth Portfolio changed to UIF Capital Growth Portfolio; Van Kampen LIT Aggressive Growth Portfolio changed to Van Kampen LIT Mid Cap Growth Portfolio; Van Kampen LIT Strategic Growth Portfolio changed to Van Kampen LIT Capital Growth Portfolio; the Van Kampen UIF Emerging Markets Equity Portfolio changed to the UIF Emerging Markets Equity Portfolio; the Van Kampen UIF International Magnum Portfolio changed to UIF International Magnum Portfolio; the Van Kampen UIF Mid Cap Growth Portfolio changed to the UIF Mid Cap Growth Portfolio; the Van Kampen UIF U.S. Mid Cap Value Portfolio changed to the UIF U.S. Mid Cap Value Portfolio; and the Van Kampen UIF U.S. Real Estate Portfolio changed to the UIF U.S. Real Estate Portfolio.

(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)The investment objective(s) of each Sub-Account may be changed by the Board of Directors without shareholder approval.



(4)Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB Portfolio is no longer available for new investments. If y ou are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Investment Alternatives: The Fixed Account Options
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic Dollar Cost Averaging Fixed Account Option, and we may offer the additional Dollar Cost Averaging Fixed Account Options described below. However, the 6 and 12 month Dollar Cost Averaging Options currently are not available.

Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
Basic Dollar Cost Averaging Option. You may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 and 12 Month Dollar Cost Averaging Options. In the future, we may offer 6 and 12 month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.


You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options. Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee. We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your sales representative or our customer support unit at 1-800-457-7617.


GUARANTEE PERIODS
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account ("Guarantee Periods"). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We

                               14     PROSPECTUS
will offer a 1 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6 year Guarantee Period.

Interest Rates. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. The interest rate will never be less than the minimum guaranteed rate stated in the Contract. After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

Investment Alternatives: Transfers
--------------------------------------------------------------------------------
TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Currently, all Sub-Accounts other than the Money
Market Sub-Account limit new purchases to $50,000 per day. See "Investment
Alternatives: The Variable Sub-Accounts" on page 11. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

1. 25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process written requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment,

                               15     PROSPECTUS
we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the

                               16     PROSPECTUS
proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.

TELEPHONE OR ELECTRONIC TRANSFERS

You may make transfers by telephone by calling 1-800-457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.


We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:


   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the UIF Capital Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the UIF Capital Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.


The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                               17     PROSPECTUS

Expenses
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating
Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. The contract maintenance charge is waived under certain circumstances if you have elected the Longevity Reward Rider. See "Longevity Reward Rider" on page 28 for details.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at the following annual rates (as a percentage of average daily net assets):

..   1.25% Base Contract

..   1.38% w/Enhanced Death Benefit Option

..   1.38% w/Performance Death Benefit Option

..   1.38% w/Performance Income Benefit Option

..   1.49% w/Performance Benefit Combination Option

..   1.49% w/Death Benefit Combination Option

..   1.55% w/Income Benefit Combination Option 2

..   1.68% w/Income and Performance Death Benefit Option (State of Washington
    only)

..   1.75% w/Income and Death Benefit Combination Option 2

We charge an additional mortality and expense risk charge of 0.20% for the Enhanced Earnings Death Benefit Option. If you have elected the Longevity Reward Rider, your mortality and expense risk charge would be lower by 0.07%. See the description of each Option and the Longevity Reward Rider for the availability of each.

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no direct relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments (as of the Issue Date or the most recent Contract Anniversary, whichever is later), whichever is greater, without paying a withdrawal charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase

                               18     PROSPECTUS
payments received before or after the Rider Date. See "Longevity Reward Rider" on page 28 for details.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract owner or Annuitant (unless the Contract is continued); and

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see pages 8-9. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative or other services we provide to the Portfolios.

Access to Your Money
--------------------------------------------------------------------------------
You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 20.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

                               19     PROSPECTUS

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.  An emergency exists as defined by the SEC; or

3.  The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Active Assets(TM) - Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.

Income Payments
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

..   at least 30 days after the Issue Date;

..   no later than the first day of the calendar month after the Annuitant's
    90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the basis. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed amount income payments;

..   variable income payments; or

..   a combination of the two.

The three Income Plans are:

Income Plan 1 - Life Income with Payments Guaranteed for 10 Years. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will

                               20     PROSPECTUS
continue to pay the remainder of the guaranteed income payments as required by the Contract.

Income Plan 2 - Joint and Survivor Life Income. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

Income Plan 3 - Guaranteed Payments for a Specified Period. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, the Income Benefit Combination Option 2, or the Income and Death Benefit Combination Option 2, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed

                               21     PROSPECTUS
investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT OPTIONS
Please keep in mind, once you have selected an optional Income or Death Benefit (each an "Option"), your ability to select a different Option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

PERFORMANCE INCOME BENEFIT
The Performance Income Benefit can no longer be added. On the date we issued the rider for this benefit ("Rider Date"), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to:
(i) the Performance Income Benefit just before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date. We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a living person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.

If you select the Performance Income Benefit Option, the highest age of any Owner and Annuitant as of the date we receive the completed application, cannot exceed age 75.

To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the youngest Annuitant's age is 80 or less on the date you apply the Benefit, or

2. 5 years, if the youngest Annuitant's age is greater than 80 on the date you apply the Benefit.

If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.

Income Benefit Combination Option 2. The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this Option.

If you selected the Income Benefit Combination Option 2, this Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below. We sometimes refer to this as the "Best of the Best Income Benefit".

Eligibility. If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant on the date we receive the completed application or the written request to add the Rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

..   The Payout Start Date must occur during the 30-day period following a
    Contract Anniversary;

..   You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you may apply the Income Base only to provide fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract; and

                               22     PROSPECTUS

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

    1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

    2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

Income Base A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made.

..   For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment.

..   For withdrawals, Income Base A is equal to the most recently calculated
    Income Base A reduced by a withdrawal adjustment (described below).

..   On each Contract Anniversary, Income Base A is equal to the greater of the
    Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

Income Base B. On the Rider Date, Income Base B is equal to the Contract Value After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person).

Withdrawal Adjustment.  The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3) where:

1) = the withdrawal amount

2) = the Contract Value immediately prior to the withdrawal, and

3) = the most recently calculated Income Base.

Guaranteed Income Benefit. The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to provide fixed and/or variable income payments, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

Death Benefits
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies, or

2. the Annuitant dies.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.

                               23     PROSPECTUS

A request for payment of the death benefit must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate,

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1.  the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3. the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary. If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to extend the 180 day period on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
Please keep in mind, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.

We may discontinue offering these options at anytime.

The Enhanced Death Benefit and the Performance Benefit Combination Options are no longer offered as a rider to the Contract, but apply to Contract owners who have previously elected these Options.

The Performance Death Benefit, the Death Benefit Combination, the Income and Death Benefit Combination Option 2 (in the state of Washington, Income and Performance Death Benefit Option) and the Enhanced Earnings Death Benefit are optional benefits that you may elect. If the Contract owner is a living person, these Options apply only on the death of the Contract owner. If the Contract owner is not a living person, these Options apply only on the death of the Annuitant.

For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described on page 25. The death benefit options may not be available in all states.


Enhanced Death Benefit Option. We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states. The following describes the Option for Contract owners who have previously elected this Option or who may elect this Option in certain states. On the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners' 85th birthdays, we will recalculate the Enhanced Death Benefit as follows: First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:


..   For cash withdrawals, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to
    (i) divided by (ii), with the result multiplied by (iii), where:

   .   (i) = the withdrawal amount

   .   (ii) = the Contract Value just before the withdrawal

   .   (iii) = the most recently calculated Enhanced Death Benefit

..   We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.

                               24     PROSPECTUS

If you select the Enhanced Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.

Performance Death Benefit Option. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to:
(i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals. If you select the Performance Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

Death Benefit Combination Option. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under "Enhanced Death Benefit Option" and "Performance Death Benefit Option" above.

We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option. If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.

Performance Benefit Combination Option. We are no longer offering the Performance Combination Option as a rider to the Contract. The following describes the Option for Contract owners who have previously elected this Option. This Option combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

Income and Death Benefit Combination Option 2. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2, combines the features of the Income Benefit Combination (described on page 25) with the features of the Death Benefit Combination (described on page 25) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you select the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

Enhanced Earnings Death Benefit Option. You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non- living person) is age 69 or younger on the date we issue the rider for this option ("Rider Date"), the death benefit is increased by:

..   40% of the lesser of the In-Force Premium or Death Benefit Earnings.

                               25     PROSPECTUS

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 70 and 79 on the Rider Date, the death benefit is increased by:

..   25% of the lesser of the In-Force Premium or Death Benefit Earnings.

For the purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:

   In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

   Death Benefit Earnings equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.

   An Excess-of-Earnings Withdrawal is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix B.

None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, the Death Benefit Combination, the Income and Death Benefit Combination Option 2, and/or the Enhanced Earnings Death Benefit will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

..   the life of the New Owner;

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

..   over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii)transfer all or a portion of the excess into the Basic Dollar Cost Averaging Option; or

(iii)transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Basic Dollar Cost Averaging Option.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

If you elected the Enhanced Earnings Death Benefit Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

                               26     PROSPECTUS

If the Enhanced Earnings Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.

If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Only one spousal continuation is allowed under this Contract.

If the New Owner is not your spouse but is a living person, or if there are multiple living-person new Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one of the date of death and must be payable throughout:

..   the life of the New Owner;

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

..   over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).

Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named

Beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non- living person:

(a)  The New Owner may elect to receive the death benefit in a lump sum; or

(b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period. No additional purchase payments may be added to the Contract under this election.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
   or

   (b) The Contract owner may elect to apply the death benefit to an Income Plan which must begin within one year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the owner; or

   (c) If the Contract owner does not elect either of the above options within 180 days of the date of the

                               27     PROSPECTUS

   Annuitant's death, then the Contract will continue as if death had not occurred. If this option is elected, the new Annuitant will be the youngest owner, unless the owner names a different Annuitant.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
   or

   (b) If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death.

On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 period.

Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant's death to the date on which the death benefit is paid. We reserve the right to offer additional options upon the Death of Annuitant.

The Contract owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2 . Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

Longevity Reward Rider
--------------------------------------------------------------------------------
We are no longer offering the Longevity Reward Rider as a rider to the contract. The following describes the Longevity Reward Rider for owners who have previously elected to add the rider.

Eligibility. The Longevity Reward Rider (Long Term Retention Rider in some states) may have been added during the Accumulation Phase if on the date of application for the Rider:

..   the Contract owner's initial purchase payment is no longer subject to a withdrawal charge; and

..   the Contract owner's additional purchase payments, if any, would be subject to total withdrawal charges (assuming a current surrender of the Contract) equal to an amount no greater than 0.25% of the current Contract Value.

Mortality and Expense Risk Charge. If you elected the Rider then, commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge ("M&E charge") by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31% if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.42% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Rider, 1.48% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Death Benefit Combination Option 2. If you elect the Enhanced Earnings Death Benefit Option, an additional 0.20% mortality and expense risk charge will apply. The 0.10% administrative expense charge remains unchanged under this Rider.

Contract Maintenance Charge. If you elected the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.

Contract Continuation By a Surviving Spouse. If the surviving spouse continues the Contract as described under Death Benefit Payments on page 26 of the prospectus, the following provision applies:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.

Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee.

..   Transfer all or a portion of the excess among the Variable Sub-Accounts;

                               28     PROSPECTUS

..   Transfer all or a portion of the excess into the Standard Fixed Account; or

..   Transfer all or a portion of the excess into a combination of Variable
    Sub-Accounts and the Standard Fixed Account.

Any such transfer does not count towards the 12 transfers you can make each Contract Year without paying a transfer fee but is subject to any minimum allocation amount specified in your Contract. All ownership rights under the Contract will then be available to your spouse as the new Contract owner.

New Withdrawal Charge. If you elected the Rider, we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date ("existing payments"), as well as payments made on or after the Rider Date ("new purchase payments"). The withdrawal charge declines to 0% according to the following schedule:

             Existing Purchase   New Purchase
                 Payments          Payments
                                                    Withdrawal
                                   Number of       Charge (as a
                                Complete Years   Percentage of New
                 Number of     Since We Received    or Existing
              Complete Years   the New Purchase      Purchase
                Since Rider      Payment Being       Payments
                   Date            Withdrawn        Withdrawn)
                    0                  0                 3%
                    1                  1                 2%
                    2                  2                 1%
                    3+                 3+                0%

Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge on existing and new purchase payments withdrawn after the Rider Date is 3% of your purchase payments.

Free Withdrawal Amount. If you elected the Rider, each Contract Year, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Anniversary, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.

More Information
--------------------------------------------------------------------------------
ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable

                               29     PROSPECTUS

Annuity Account II combined with Allstate Financial Advisors Separate Account
I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life .

The Variable Account consists of multiple Variable Sub- Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. Incorporated. Morgan Stanley & Co. Incorporated, a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. Incorporated is a member of the


                               30     PROSPECTUS

New York Stock Exchange and the Financial Industry Regulatory Authority.

In addition, Morgan Stanley & Co. Incorporated may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.


Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we will enter into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

..   issuance of the Contracts;

..   maintenance of Contract owner records;

..   Contract owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. Contract statements are currently mailed on a quarterly basis. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON - QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.
Taxes
--------------------------------------------------------------------------------

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

                               31     PROSPECTUS

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Grantor Trust Owned Annuity. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your

                               32     PROSPECTUS
investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Taxation of Annuity Death Benefits. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that

                               33     PROSPECTUS
information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

Partial Exchanges. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

                               34     PROSPECTUS

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

                               35     PROSPECTUS

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, and before Dec. 31, 2007, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Tax Qualified Contracts. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Charitable IRA Distributions. The Pension Protection Act of 2006 Included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes.

For distributions in tax years beginning after 2005 and before 2008, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be

                               36     PROSPECTUS
made (1) directly by the IRA trustee to a certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective
January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial
IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

Simplified Employee Pension IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE

                               37     PROSPECTUS

IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Corporate and Self-Employed Pension and Profit Sharing Plans.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

                               38     PROSPECTUS

Appendix A
Accumulation Unit Values
--------------------------------------------------------------------------------


The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit (with a 1.25% mortality and expense risk charge), and Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 (with a 1.95% mortality and expense risk charge). These two tables represent the lowest and highest combination of charges available under the Contracts. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for Contracts with each other optional benefit, or available combination thereof. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.


Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:


The Morgan Stanley VIS Money Market - Class X Sub-Account, Morgan Stanley VIS Income Plus - Class X Sub-Account , Morgan Stanley VIS High Yield - Class X Sub-Account, Morgan Stanley VIS Utilities - Class X Sub-Account, Morgan Stanley VIS Dividend Growth - Class X Sub-Account, Morgan Stanley VIS Equity - Class X Sub-Account and Morgan Stanley VIS Strategist - Class X Sub-Account commenced operations on October 25, 1990. The Morgan Stanley VIS European Equity - Class X Sub-Account was first offered on March 1, 1991. The Morgan Stanley VIS Global Dividend Growth - Class X Sub-Account was first offered on February 23, 1994. Morgan Stanley VIS Income Builder - Class X Sub-Account was first offered on January 21, 1997. The UIF Equity Growth, Class I Sub-Account , UIF International Magnum, Class I Sub-Account, UIF Emerging Markets Equity, Class I Sub-Account , and Van Kampen LIT Strategic Growth, Class I Sub-Account were first offered on March 16, 1998. The Morgan Stanley VIS S&P 500 Index - Class X Sub-Account, Morgan Stanley VIS Global Advantage - Class X Sub-Account and UIF U.S. Real Estate, Class I Sub-Account were first offered on May 18, 1998. The Morgan Stanley VIS Limited Duration - Class X Sub-Account and Morgan Stanley VIS Aggressive Equity - Class X Sub-Account were first offered on May 3, 1999. The UIF U.S. Mid Cap Value, Class I Sub-Account, the AIM V.I. Capital Appreciation - Series I Sub-Account, the AllianceBernstein VPS Growth - Class B Sub-Account, AllianceBernstein VPS Growth and Income - Class B Sub-Account, and AllianceBernstein VPS Large Cap Growth - Class B Sub-Account , and the Putnam VT Growth and Income - Class IB Sub-Account, Putnam VT International Equity - Class IB Sub-Account and Putnam VT Voyager - Class IB Sub-Account were first offered on January 31, 2000. The UIF Mid Cap Growth, Class I Sub-Account, Van Kampen LIT Comstock, Class I Sub-Account, and Putnam VT Small Cap Value - Class IB Sub-Account were first offered on May 1, 2002.


The Van Kampen LIT Aggressive Growth, Class II Sub-Account, AIM V.I. Mid Cap Core Equity - Series I Sub-Account , FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account , FTVIP Mutual Shares Securities - Class 2 Sub-Account and FTVIP Templeton Foreign Securities - Class 2 Sub-Account which were first offered on May 1, 2004, The AIM V.I. Core Equity - Series I Sub-Account was first offered as of May 1, 2006.


The names of the following Sub-Accounts changed since December 31, 2007. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2007:



 -----------------------------------------------------------------------------
        Sub-Account Name as of           Sub-Account Name as of May 1, 2008
 December 31, 2007 (as appears in the
 following tables of Accumulation Unit
                Values)
 -----------------------------------------------------------------------------
 Van Kampen UIF Equity Growth Portfolio UIF Capital Growth Portfolio
 -----------------------------------------------------------------------------
 Morgan Stanley VIS Equity Portfolio    Morgan Stanley VIS Capital
                                          Opportunities Portfolio
 -----------------------------------------------------------------------------
 Van Kampen LIT Aggressive Growth       Van Kampen LIT Mid Cap Growth
   Portfolio                              Portfolio
 -----------------------------------------------------------------------------
 Van Kampen LIT Strategic Growth        Van Kampen LIT Capital Growth
   Portfolio                              Portfolio
 -----------------------------------------------------------------------------


                               39     PROSPECTUS

Accumulation Unit Values and Number of Accumulation Units Outstanding for Each Sub-Account for Each of the Last Ten Fiscal Years (Base Contract)

--------------------------------------------------------------------------------


                                                                      For the Year Ending December 31,
Sub-Accounts                                                1997        1998        1999        2000        2001
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                      -           - $    10.000 $    14.447 $     8.324
 Accumulation Unit Value, End of Period                            -           - $    14.447 $     8.324 $     9.905
 Number of Units Outstanding, End of Period                        -           -     924,675     330,757   2,037,605
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period            $    26.298 $    32.590 $    36.725 $    35.384 $    36.762
 Accumulation Unit Value, End of Period                  $    32.590 $    36.725 $    35.384 $    36.762 $    34.380
 Number of Units Outstanding, End of Period               39,673,542  36,334,173  31,771,950  22,447,720  18,402,631
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period            $    28.669 $    38.873 $    50.025 $    78.284 $    67.698
 Accumulation Unit Value, End of Period                  $    38.873 $    50.025 $    78.284 $    67.698 $    48.840
 Number of Units Outstanding, End of Period               13,511,972  12,608,741  13,033,466  12,262,797   9,213,699
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period            $    24.335 $    27.870 $    34.083 $    43.419 $    40.733
 Accumulation Unit Value, End of Period                  $    27.870 $    34.083 $    43.419 $    40.733 $    33.048
 Number of Units Outstanding, End of Period                9,765,284   8,967,887   7,442,535   6,307,478   4,613,136
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                      - $    10.000 $     9.728 $    12.177 $     9.926
 Accumulation Unit Value, End of Period                            - $     9.728 $    12.177 $     9.926 $     7.501
 Number of Units Outstanding, End of Period                        -   1,432,745   1,766,647   2,405,879   1,726,377
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio -
Class X
 Accumulation Unit Value, Beginning of Period            $    13.845 $    15.304 $    16.991 $    19.219 $    18.489
 Accumulation Unit Value, End of Period                  $    15.304 $    16.991 $    19.219 $    18.489 $    17.100
 Number of Units Outstanding, End of Period               21,662,482  17,634,472  15,377,323  11,064,552   8,650,672
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period            $    24.148 $    26.652 $    24.658 $    24.009 $    16.055
 Accumulation Unit Value, End of Period                  $    26.652 $    24.658 $    24.009 $    16.055 $    10.493
 Number of Units Outstanding, End of Period                8,797,892   8,199,142   6,186,696   4,112,148   2,971,097
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period            $    10.000 $    12.084 $    12.297 $    12.997 $    12.846
 Accumulation Unit Value, End of Period                  $    12.084 $    12.297 $    12.997 $    12.846 $    12.964
 Number of Units Outstanding, End of Period                2,364,583   2,979,980   2,557,977   1,868,522   1,759,604
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period            $    16.404 $    17.983 $    19.265 $    18.200 $    19.949
 Accumulation Unit Value, End of Period                  $    17.983 $    19.265 $    18.200 $    19.949 $    21.563
 Number of Units Outstanding, End of Period               20,839,536  20,312,197  16,872,144  12,923,991  11,955,743
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                      -           - $    10.000 $    10.065 $    10.511
 Accumulation Unit Value, End of Period                            -           - $    10.065 $    10.511 $    11.067
 Number of Units Outstanding, End of Period                        -           -     127,159     247,190     998,378
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period            $    12.084 $    12.546 $    12.979 $    13.460 $    14.083
 Accumulation Unit Value, End of Period                  $    12.546 $    12.979 $    13.460 $    14.083 $    14.436
 Number of Units Outstanding, End of Period               18,625,330  21,159,031  17,541,394  13,100,511  14,122,157
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                      - $    10.000 $    11.126 $    13.198 $    11.800
 Accumulation Unit Value, End of Period                            - $    11.126 $    13.198 $    11.800 $    10.217
 Number of Units Outstanding, End of Period                        -   1,722,709   4,729,418   5,685,459   4,881,154
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period            $    19.199 $    21.540 $    26.875 $    31.136 $    31.226
 Accumulation Unit Value, End of Period                  $    21.540 $    26.875 $    31.136 $    31.226 $    27.669
 Number of Units Outstanding, End of Period               16,153,105  14,574,012  13,273,409  11,520,579   8,955,954
--------------------------------------------------------------------------------------------------------------------



                               40     PROSPECTUS

                                                                       For the Year Ending December 31,
Sub-Accounts                                                  1997        1998        1999        2000       2001
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period              $    19.298 $    24.208 $    29.461 $   32.870 $   33.417
 Accumulation Unit Value, End of Period                    $    24.208 $    29.461 $    32.870 $   33.417 $   24.478
 Number of Units Outstanding, End of Period                 15,172,387  13,541,542  11,688,649  9,889,545  7,554,143
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio - Class I
 Accumulation Unit Value, Beginning of Period                        - $    10.000 $     7.102 $   13.643 $    8.224
 Accumulation Unit Value, End of Period                              - $     7.102 $    13.643 $    8.224 $    7.586
 Number of Units Outstanding, End of Period                          -      82,002     609,573    496,918    391,194
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class I
 Accumulation Unit Value, Beginning of Period                        - $    10.000 $    10.104 $   13.901 $   12.105
 Accumulation Unit Value, End of Period                              - $    10.104 $    13.901 $   12.105 $   10.137
 Number of Units Outstanding, End of Period                          -     822,038   1,653,843  2,584,832  1,754,951
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio - Class I
 Accumulation Unit Value, Beginning of Period                        - $    10.000 $     9.790 $   12.092 $   10.448
 Accumulation Unit Value, End of Period                              - $     9.790 $    12.092 $   10.448 $    8.319
 Number of Units Outstanding, End of Period                          -     136,628     281,569    521,562    463,678
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class I
 Accumulation Unit Value, Beginning of Period                        -           -           -          -          -
 Accumulation Unit Value, End of Period                              -           -           -          -          -
 Number of Units Outstanding, End of Period                          -           -           -          -          -
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class I
 Accumulation Unit Value, Beginning of Period                        -           -           - $   10.000 $   10.243
 Accumulation Unit Value, End of Period                              -           -           - $   10.243 $    9.786
 Number of Units Outstanding, End of Period                          -           -           -    130,014    842,184
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class I
 Accumulation Unit Value, Beginning of Period                        - $    10.000 $     9.062 $    8.808 $   11.235
 Accumulation Unit Value, End of Period                              - $     9.062 $     8.808 $   11.235 $   12.174
 Number of Units Outstanding, End of Period                          -      79,729     230,000    509,161    494,048
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                        -           -           -          -          -
 Accumulation Unit Value, End of Period                              -           -           -          -          -
 Number of Units Outstanding, End of Period                          -           -           -          -          -
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class I
 Accumulation Unit Value, Beginning of Period                        -           -           -          -          -
 Accumulation Unit Value, End of Period                              -           -           -          -          -
 Number of Units Outstanding, End of Period                          -           -           -          -          -
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class I
 Accumulation Unit Value, Beginning of Period                        - $    10.000 $    11.997 $   24.191 $   21.445
 Accumulation Unit Value, End of Period                              - $    11.997 $    24.191 $   21.445 $   14.493
 Number of Units Outstanding, End of Period                          -     254,704   1,761,875  3,397,290  2,278,513
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                        -           -           - $   10.000 $    8.324
 Accumulation Unit Value, End of Period                              -           -           - $    8.324 $    6.300
 Number of Units Outstanding, End of Period                          -           -           -    330,757    336,633
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                        -           -           -          -          -
 Accumulation Unit Value, End of Period                              -           -           -          -          -
 Number of Units Outstanding, End of Period                          -           -           -          -          -
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                        -           -           -          -          -
 Accumulation Unit Value, End of Period                              -           -           -          -          -
 Number of Units Outstanding, End of Period                          -           -           -          -          -
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                        -           -           - $   10.000 $    8.145
 Accumulation Unit Value, End of Period                              -           -           - $    8.145 $    6.135
 Number of Units Outstanding, End of Period                          -           -           -    256,762    375,013
--------------------------------------------------------------------------------------------------------------------


                               41     PROSPECTUS

                                                              For the Year Ending December 31,
Sub-Accounts                                                1997 1998 1999    2000       2001
------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                -    -    -   $   10.000 $   10.764
 Accumulation Unit Value, End of Period                      -    -    -   $   10.764 $   10.635
 Number of Units Outstanding, End of Period                  -    -    -      710,787  2,686,180
------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                -    -    -   $   10.000 $    7.861
 Accumulation Unit Value, End of Period                      -    -    -   $    7.861 $    6.406
 Number of Units Outstanding, End of Period                  -    -    -    1,090,403  1,004,407
------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                -    -    -            -          -
 Accumulation Unit Value, End of Period                      -    -    -            -          -
 Number of Units Outstanding, End of Period                  -    -    -            -          -
------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                -    -    -            -          -
 Accumulation Unit Value, End of Period                      -    -    -            -          -
 Number of Units Outstanding, End of Period                  -    -    -            -          -
------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                -    -    -            -          -
 Accumulation Unit Value, End of Period                      -    -    -            -          -
 Number of Units Outstanding, End of Period                  -    -    -            -          -
------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                -    -    -            -          -
 Accumulation Unit Value, End of Period                      -    -    -            -          -
 Number of Units Outstanding, End of Period                  -    -    -            -          -
------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                -    -    -            -          -
 Accumulation Unit Value, End of Period                      -    -    -            -          -
 Number of Units Outstanding, End of Period                  -    -    -            -          -
------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                -    -    -   $   10.000 $   10.800
 Accumulation Unit Value, End of Period                      -    -    -   $   10.800 $    9.973
 Number of Units Outstanding, End of Period                  -    -    -      294,258    357,566
------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                -    -    -   $   10.000 $    9.083
 Accumulation Unit Value, End of Period                      -    -    -   $    9.083 $    7.114
 Number of Units Outstanding, End of Period                  -    -    -      577,155    662,362
------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period                -    -    -            -          -
 Accumulation Unit Value, End of Period                      -    -    -            -          -
 Number of Units Outstanding, End of Period                  -    -    -            -          -
------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                -    -    -   $   10.000 $    8.125
 Accumulation Unit Value, End of Period                      -    -    -   $    8.125 $    6.219
 Number of Units Outstanding, End of Period                  -    -    -      594,706    647,820
------------------------------------------------------------------------------------------------


                               42     PROSPECTUS

Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Base Contract

                          Mortality & Expense = 1.25

--------------------------------------------------------------------------------


                                                                  For the Year Ending December 31,
Sub-Accounts                                        2002        2003        2004       2005       2006       2007
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio -
Class X
 Accumulation Unit Value, Beginning of Period    $     9.905 $     7.563 $    9.407 $   10.460 $   12.712 $   13.525
 Accumulation Unit Value, End of Period          $     7.563 $     9.407 $   10.460 $   12.712 $   13.525 $   15.967
 Number of Units Outstanding, End of Period        1,469,643   1,182,043    899,342    637,524    444,416    309,422
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio -
Class X
 Accumulation Unit Value, Beginning of Period    $    34.380 $    27.809 $   35.088 $   37.546 $   39.122 $   42.880
 Accumulation Unit Value, End of Period          $    27.809 $    35.088 $   37.546 $   39.122 $   42.880 $   44.089
 Number of Units Outstanding, End of Period       14,271,895  11,388,813  8,614,729  6,150,647  4,417,726  3,396,405
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period    $    48.840 $    37.962 $   45.995 $   50.436 $   58.796 $   60.437
 Accumulation Unit Value, End of Period          $    37.962 $    45.995 $   50.436 $   58.796 $   60.437 $   71.273
 Number of Units Outstanding, End of Period        6,962,525   5,390,368  4,082,674  2,973,450  2,130,839  1,620,807
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio -
Class X
 Accumulation Unit Value, Beginning of Period    $    33.048 $    25.640 $   32.640 $   36.304 $   38.931 $   50.016
 Accumulation Unit Value, End of Period          $    25.640 $    32.640 $   36.304 $   38.931 $   50.016 $   57.036
 Number of Units Outstanding, End of Period        3,538,947   2,729,709  2,086,485  1,443,696  1,083,879    881,250
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio -
Class X
 Accumulation Unit Value, Beginning of Period    $     7.501 $     5.865 $    7.587 $    8.424 $    8.877 $   10.383
 Accumulation Unit Value, End of Period          $     5.865 $     7.587 $    8.424 $    8.877 $   10.383 $   11.993
 Number of Units Outstanding, End of Period        1,176,968   1,000,001    764,552    555,009    405,315    277,444
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth
Portfolio - Class X
 Accumulation Unit Value, Beginning of Period    $    17.100 $    14.759 $   19.231 $   21.807 $   22.879 $   27.526
 Accumulation Unit Value, End of Period          $    14.759 $    19.231 $   21.807 $   22.879 $   27.526 $   29.062
 Number of Units Outstanding, End of Period        6,686,000   5,329,708  4,254,555  3,176,388  2,410,773  1,876,654
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio -
Class X
 Accumulation Unit Value, Beginning of Period    $    10.493 $     9.614 $   12.115 $   13.129 $   13.236 $   14.273
 Accumulation Unit Value, End of Period          $     9.614 $    12.115 $   13.129 $   13.236 $   14.273 $   14.668
 Number of Units Outstanding, End of Period        2,130,485   2,018,163  1,548,414    962,837    663,543    518,210
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio -
Class X
 Accumulation Unit Value, Beginning of Period    $    12.964 $    11.813 $   14.084 $   15.418 $   16.270 $   18.334
 Accumulation Unit Value, End of Period          $    11.813 $    14.084 $   15.418 $   16.270 $   18.334 $   18.666
 Number of Units Outstanding, End of Period        1,492,253   1,199,577    970,700    656,182    519,312    411,373
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio -
Class X
 Accumulation Unit Value, Beginning of Period    $    21.563 $    22.447 $   24.016 $   24.933 $   25.417 $   26.505
 Accumulation Unit Value, End of Period          $    22.447 $    24.016 $   24.933 $   25.417 $   26.505 $   27.713
 Number of Units Outstanding, End of Period        9,891,692   7,521,052  5,706,741  4,193,246  3,197,996  2,480,749
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio -
Class X
 Accumulation Unit Value, Beginning of Period    $    11.067 $    11.361 $   11.459 $   11.466 $   11.524 $   11.856
 Accumulation Unit Value, End of Period          $    11.361 $    11.459 $   11.466 $   11.524 $   11.856 $   12.041
 Number of Units Outstanding, End of Period        2,184,695   1,875,942  1,494,669  1,125,988    746,919    572,372
--------------------------------------------------------------------------------------------------------------------


                               43     PROSPECTUS

                                                                   For the Year Ending December 31,
Sub-Accounts                                         2002        2003       2004       2005       2006       2007
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio -
Class X
 Accumulation Unit Value, Beginning of Period     $    14.436 $   14.433 $   14.334 $   14.265 $   14.467 $   14.932
 Accumulation Unit Value, End of Period           $    14.433 $   14.334 $   14.265 $   14.467 $   14.932 $   15.457
 Number of Units Outstanding, End of Period        12,828,970  8,011,135  6,004,073  4,778,094  4,181,794  3,320,041
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio -
Class X
 Accumulation Unit Value, Beginning of Period     $    10.217 $    7.813 $    9.856 $   10.754 $   11.102 $   12.658
 Accumulation Unit Value, End of Period           $     7.813 $    9.856 $   10.754 $   11.102 $   12.658 $   13.140
 Number of Units Outstanding, End of Period         4,046,964  3,888,379  3,407,326  2,439,845  1,618,578  1,225,377
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period     $    27.669 $   24.598 $   30.638 $   33.363 $   35.656 $   40.461
 Accumulation Unit Value, End of Period           $    24.598 $   30.638 $   33.363 $   35.656 $   40.461 $   43.362
 Number of Units Outstanding, End of Period         6,737,267  5,265,389  3,980,578  2,909,826  2,217,972  1,718,848
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period     $    24.478 $   18.627 $   21.565 $   25.671 $   29.031 $   34.462
 Accumulation Unit Value, End of Period           $    18.627 $   21.565 $   25.671 $   29.031 $   34.462 $   40.912
 Number of Units Outstanding, End of Period         5,635,019  4,217,232  3,267,278  2,450,035  1,901,657  1,495,766
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity
Portfolio - Class I
 Accumulation Unit Value, Beginning of Period     $     7.586 $    6.819 $   10.069 $   12.230 $   16.151 $   21.854
 Accumulation Unit Value, End of Period           $     6.819 $   10.069 $   12.230 $   16.151 $   21.854 $   30.281
 Number of Units Outstanding, End of Period           461,316    507,331    464,745    380,097    301,731    237,077
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio -
Class I
 Accumulation Unit Value, Beginning of Period     $    10.137 $    7.214 $    8.892 $    9.455 $   10.794 $   11.086
 Accumulation Unit Value, End of Period           $     7.214 $    8.892 $    9.455 $   10.794 $   11.086 $   13.333
 Number of Units Outstanding, End of Period         1,312,108  1,115,541    939,474    694,442    526,258    361,523
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio -
Class I
 Accumulation Unit Value, Beginning of Period     $     8.319 $    6.827 $    8.582 $    9.940 $   10.892 $   13.447
 Accumulation Unit Value, End of Period           $     6.827 $    8.582 $    9.940 $   10.892 $   13.447 $   15.202
 Number of Units Outstanding, End of Period           405,211    472,457    449,004    408,589    343,994    277,361
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio -
Class I
 Accumulation Unit Value, Beginning of Period     $    10.000 $    7.326 $   10.246 $   12.292 $   14.258 $   15.373
 Accumulation Unit Value, End of Period           $     7.326 $   10.246 $   12.292 $   14.258 $   15.373 $   18.603
 Number of Units Outstanding, End of Period            35,545    253,955    324,513    277,181    223,398    180,676
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio -
Class I
 Accumulation Unit Value, Beginning of Period     $     9.786 $    6.949 $    9.702 $   10.969 $   12.154 $   14.474
 Accumulation Unit Value, End of Period           $     6.949 $    9.702 $   10.969 $   12.154 $   14.474 $   15.399
 Number of Units Outstanding, End of Period           863,660    848,880    819,612    621,597    472,554    352,690
--------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio -
Class I
 Accumulation Unit Value, Beginning of Period     $    12.174 $   11.835 $   16.167 $   21.756 $   25.125 $   34.220
 Accumulation Unit Value, End of Period           $    11.835 $   16.167 $   21.756 $   25.125 $   34.220 $   27.996
 Number of Units Outstanding, End of Period           644,176    567,867    465,548    294,218    226,573    159,524
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio -
Class II
 Accumulation Unit Value, Beginning of Period               -          - $   10.000 $   11.148 $   12.221 $   12.651
 Accumulation Unit Value, End of Period                     -          - $   11.148 $   12.221 $   12.651 $   14.678
 Number of Units Outstanding, End of Period                 -          -     13,131     24,994     26,037     12,416
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class I
 Accumulation Unit Value, Beginning of Period     $    10.000 $    8.066 $   10.425 $   12.111 $   12.472 $   14.308
 Accumulation Unit Value, End of Period           $     8.066 $   10.425 $   12.111 $   12.472 $   14.308 $   13.827
 Number of Units Outstanding, End of Period           612,695  1,477,236  2,137,081  1,989,581  1,567,597  1,236,076
--------------------------------------------------------------------------------------------------------------------


                               44     PROSPECTUS

                                                                   For the Year Ending December 31,
Sub-Accounts                                           2002       2003       2004       2005       2006      2007
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class I
 Accumulation Unit Value, Beginning of Period       $   14.493 $    9.654 $   12.129 $   12.808 $   13.639 $ 13.841
 Accumulation Unit Value, End of Period             $    9.654 $   12.129 $   12.808 $   13.639 $   13.841 $ 15.970
 Number of Units Outstanding, End of Period          1,675,939  1,366,571  1,059,152    753,367    528,733  372,166
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period       $    6.300 $    4.702 $    6.008 $    6.320 $    6.787 $  7.118
 Accumulation Unit Value, End of Period             $    4.702 $    6.008 $    6.320 $    6.787 $    7.118 $  7.866
 Number of Units Outstanding, End of Period            284,291    306,517    291,181    217,208    241,036  190,410
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                -          -                     - $   10.000 $ 10.817
 Accumulation Unit Value, End of Period                      -          -                     - $   10.817 $ 11.536
 Number of Units Outstanding, End of Period                  -          -                     -    147,923  118,456
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                -          - $   10.000 $   10.838 $   11.507 $ 12.630
 Accumulation Unit Value, End of Period                      -          - $   10.838 $   11.507 $   12.630 $ 13.649
 Number of Units Outstanding, End of Period                  -          - $   20.079    107,383     64,974   53,584
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period       $    6.135 $    4.342 $    5.770 $    6.520 $    7.181 $  6.997
 Accumulation Unit Value, End of Period             $    4.342 $    5.770 $    6.520 $    7.181 $    6.997 $  7.777
 Number of Units Outstanding, End of Period            279,753    582,899    732,150    549,286    412,305  271,554
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio -
Class B
 Accumulation Unit Value, Beginning of Period       $   10.635 $    8.156 $   10.636 $   11.671 $   12.045 $ 13.902
 Accumulation Unit Value, End of Period             $    8.156 $   10.636 $   11.671 $   12.045 $   13.902 $ 14.381
 Number of Units Outstanding, End of Period          2,122,155  2,063,625  1,740,326  1,279,033  1,186,867  943,851
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio -
Class B
 Accumulation Unit Value, Beginning of Period       $    6.406 $    4.371 $    5.320 $    5.686 $    6.443 $  6.316
 Accumulation Unit Value, End of Period             $    4.371 $    5.320 $    5.686 $    6.443 $    6.316 $  7.079
 Number of Units Outstanding, End of Period            923,651    670,836    557,743    503,519    516,685  368,977
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund -
Class 2
 Accumulation Unit Value, Beginning of Period                -          - $   10.000 $   10.713 $   10.920 $ 11.783
 Accumulation Unit Value, End of Period                      -          - $   10.713 $   10.920 $   11.783 $ 11.940
 Number of Units Outstanding, End of Period                  -          -     73,220     29,053     37,421   45,179
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                -          - $   10.000 $   11.259 $   11.286 $ 13.166
 Accumulation Unit Value, End of Period                      -          - $   11.259 $   11.286 $   13.166 $ 13.477
 Number of Units Outstanding, End of Period                  -          -    109,912    293,020    450,069  470,818
-------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund -
Class 2
 Accumulation Unit Value, Beginning of Period                -          -          - $   10.000 $   11.352 $ 13.102
 Accumulation Unit Value, End of Period                      -          -          - $   11.352 $   13.102 $ 12.617
 Number of Units Outstanding, End of Period                  -          -          -     57,973    140,299   84,460
-------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                -          - $   10.000 $   10.970 $   11.965 $ 13.975
 Accumulation Unit Value, End of Period                      -          - $   10.970 $   11.965 $   13.975 $ 14.266
 Number of Units Outstanding, End of Period                  -          -     40,237    200,311    243,334  222,495
-------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                -          - $   10.000 $   11.538 $   12.541 $ 15.027
 Accumulation Unit Value, End of Period                      -          - $   11.538 $   12.541 $   15.027 $ 17.116
 Number of Units Outstanding, End of Period                  -          -     56,465    218,833    264,220  241,130
-------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period       $    9.973 $    7.971 $   10.018 $   10.982 $   11.401 $ 13.039
 Accumulation Unit Value, End of Period             $    7.971 $   10.018 $   10.982 $   11.401 $   13.039 $ 12.086
 Number of Units Outstanding, End of Period            337,171    356,652    281,169    185,642    157,795  118,737
-------------------------------------------------------------------------------------------------------------------


                               45     PROSPECTUS

                                                         For the Year Ending December 31,
Sub-Accounts                                     2002     2003     2004     2005     2006     2007
----------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period  $  7.114 $  5.778 $  7.327 $  8.400 $  9.298 $ 11.717
 Accumulation Unit Value, End of Period        $  5.778 $  7.327 $  8.400 $  9.298 $ 11.717 $ 12.526
 Number of Units Outstanding, End of Period     594,387  619,117  469,236  427,528  421,805  339,799
----------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period  $ 10.000 $  7.308 $ 10.789 $ 13.435 $ 14.188 $ 16.419
 Accumulation Unit Value, End of Period        $  7.308 $ 10.789 $ 13.435 $ 14.188 $ 16.419 $ 14.137
 Number of Units Outstanding, End of Period     198,217  180,269  144,803   96,506   68,930   45,234
----------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period  $  6.219 $  4.508 $  5.555 $  5.757 $  6.003 $  6.245
 Accumulation Unit Value, End of Period        $  4.508 $  5.555 $  5.757 $  6.003 $  6.245 $  6.501
 Number of Units Outstanding, End of Period     801,112  457,530  381,566  281,603  192,384  123,721
----------------------------------------------------------------------------------------------------



* The date the Variable Sub-Accounts were first offered under the Contracts are shown above this table on page 39. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.


                               46     PROSPECTUS

Accumulation Unit Values and Number of Accumulation Units Outstanding for Each Sub-Account Since the Contracts Were First Offered (With The Enhanced Earnings Death Benefit Option And Income and Death Benefit Combination Option 2)

--------------------------------------------------------------------------------


                                                                 For the Year Ending December 31,
Sub-Accounts                                                   2000    2001    2002    2003    2004
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.129 $ 7.098 $ 5.382 $ 6.647
 Accumulation Unit Value, End of Period                       $10.129 $ 7.098 $ 5.382 $ 6.647 $ 7.340
 Number of Units Outstanding, End of Period                         0   1,652   1,817   2,091   2,005
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.495 $ 9.745 $ 7.828 $ 9.808
 Accumulation Unit Value, End of Period                       $10.495 $ 9.745 $ 7.828 $ 9.808 $10.422
 Number of Units Outstanding, End of Period                     3,475  41,334  55,944  62,454  30,254
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.128 $ 9.745 $ 5.600 $ 6.737
 Accumulation Unit Value, End of Period                       $10.128 $ 9.745 $ 5.600 $ 6.737 $ 7.336
 Number of Units Outstanding, End of Period                         0  69,035  82,007  85,882  49,330
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.401 $ 8.378 $ 6.455 $ 8.160
 Accumulation Unit Value, End of Period                       $10.401 $ 8.378 $ 6.455 $ 8.160 $ 9.013
 Number of Units Outstanding, End of Period                         0  25,476  33,850  33,441  19,099
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.869 $ 7.411 $ 5.749 $ 7.386
 Accumulation Unit Value, End of Period                       $ 9.869 $ 7.411 $ 5.749 $ 7.386 $ 8.143
 Number of Units Outstanding, End of Period                         0   5,126   8,431   7,075   6,273
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.319 $ 9.476 $ 8.121 $10.509
 Accumulation Unit Value, End of Period                       $10.319 $ 9.476 $ 8.121 $10.509 $11.833
 Number of Units Outstanding, End of Period                         0  18,699  27,267  33,076  26,554
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.542 $ 6.192 $ 5.633 $ 7.050
 Accumulation Unit Value, End of Period                       $ 9.542 $ 6.192 $ 5.633 $ 7.050 $ 7.586
 Number of Units Outstanding, End of Period                        98     204   1,853   2,331   1,648
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.277 $10.483 $ 9.318 $11.032
 Accumulation Unit Value, End of Period                       $10.277 $10.483 $ 9.318 $11.032 $11.993
 Number of Units Outstanding, End of Period                         0       0     936   8,277   7,491
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.017 $10.751 $11.114 $11.808
 Accumulation Unit Value, End of Period                       $10.017 $10.751 $11.114 $11.808 $12.173
 Number of Units Outstanding, End of Period                     2,755  13,344  18,094  19,180  22,351
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.007 $10.461 $10.664 $10.681
 Accumulation Unit Value, End of Period                       $10.007 $10.461 $10.664 $10.681 $10.613
 Number of Units Outstanding, End of Period                         0   9,043  30,423   8,647     474
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.017 $10.194 $10.121 $ 9.982
 Accumulation Unit Value, End of Period                       $10.017 $10.194 $10.121 $ 9.982 $ 9.864
 Number of Units Outstanding, End of Period                         0       0   7,283  10,899   5,213
-----------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.978 $ 8.578 $ 6.514 $ 8.159
 Accumulation Unit Value, End of Period                       $ 9.978 $ 8.578 $ 6.514 $ 8.159 $ 8.841
 Number of Units Outstanding, End of Period                         0   4,348  10,101   7,819   6,666
-----------------------------------------------------------------------------------------------------


                               47     PROSPECTUS

                                                              For the Year Ending December 31,
Sub-Accounts                                                2000    2001    2002    2003    2004
--------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period              $10.000 $10.071 $ 8.861 $ 7.822 $ 9.675
 Accumulation Unit Value, End of Period                    $10.071 $ 8.861 $ 7.822 $ 9.675 $10.462
 Number of Units Outstanding, End of Period                  3,347   5,682   3,623  11,837  11,558
--------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period              $10.000 $10.139 $ 7.374 $ 5.573 $ 6.406
 Accumulation Unit Value, End of Period                    $10.139 $ 7.374 $ 5.573 $ 6.406 $ 7.573
 Number of Units Outstanding, End of Period                  6,315   3,081   1,656   2,634     571
--------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $10.000 $ 9.538 $ 8.736 $ 7.797 $11.433
 Accumulation Unit Value, End of Period                    $ 9.538 $ 8.736 $ 7.797 $11.433 $13.790
 Number of Units Outstanding, End of Period                      0   7,015  10,972  15,738  14,257
--------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $10.000 $ 9.829 $ 8.172 $ 5.775 $ 7.069
 Accumulation Unit Value, End of Period                    $ 9.829 $ 8.172 $ 5.775 $ 7.069 $ 7.464
 Number of Units Outstanding, End of Period                      0   6,041   8,634   8,594   6,644
--------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $10.000 $10.198 $ 8.062 $ 6.571 $ 8.202
 Accumulation Unit Value, End of Period                    $10.198 $ 8.062 $ 6.571 $ 8.202 $ 9.433
 Number of Units Outstanding, End of Period                      0   4,891   8,959   7,729   6,724
--------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class I
 Accumulation Unit Value, Beginning of Period                    -       - $10.000 $ 7.291 $10.127
 Accumulation Unit Value, End of Period                          -       - $ 7.291 $10.127 $12.065
 Number of Units Outstanding, End of Period                      -       -   9,244   9,732   4,775
--------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $10.000 $10.319 $ 9.790 $ 6.903 $ 9.571
 Accumulation Unit Value, End of Period                    $10.319 $ 9.790 $ 6.903 $ 9.571 $10.745
 Number of Units Outstanding, End of Period                      0   7,459   9,315  14,752  14,091
--------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $10.000 $10.025 $10.786 $10.412 $14.124
 Accumulation Unit Value, End of Period                    $10.025 $10.786 $10.412 $14.124 $18.874
 Number of Units Outstanding, End of Period                      0   4,991   9,476   6,979   5,869
--------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                    -       -       -       - $10.000
 Accumulation Unit Value, End of Period                          -       -       -       - $11.095
 Number of Units Outstanding, End of Period                      -       -       -       -       0
--------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class I
 Accumulation Unit Value, Beginning of Period                    -       - $10.000 $ 8.029 $10.304
 Accumulation Unit Value, End of Period                          -       - $ 8.029 $10.304 $11.887
 Number of Units Outstanding, End of Period                      -       -     359   8,291   8,941
--------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $10.000 $ 9.838 $ 6.601 $ 4.366 $ 5.448
 Accumulation Unit Value, End of Period                    $ 9.838 $ 6.601 $ 4.366 $ 5.448 $ 5.713
 Number of Units Outstanding, End of Period                      0  17,319  25,304  24,193  18,048
--------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period              $10.000 $ 9.895 $ 7.436 $ 5.510 $ 6.992
 Accumulation Unit Value, End of Period                    $ 9.895 $ 7.436 $ 5.510 $ 6.992 $ 7.304
 Number of Units Outstanding, End of Period                      0  13,961  25,054  21,313  19,669
--------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                    -       -       -       -       -
 Accumulation Unit Value, End of Period                          -       -       -       -       -
 Number of Units Outstanding, End of Period                      -       -       -       -       -
--------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                    -       -       -       - $10.000
 Accumulation Unit Value, End of Period                          -       -       -       - $10.787
 Number of Units Outstanding, End of Period                      -       -       -       - $ 8.000
--------------------------------------------------------------------------------------------------


                               48     PROSPECTUS

                                                               For the Year Ending December 31,
Sub-Accounts                                                 2000    2001    2002    2003    2004
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period               $10.000 $ 9.927 $ 7.424 $ 5.217 $ 6.885
 Accumulation Unit Value, End of Period                     $ 9.927 $ 7.424 $ 5.217 $ 6.885 $ 7.726
 Number of Units Outstanding, End of Period                       0   4,367   6,161   5,057   4,213
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period               $10.000 $10.359 $10.162 $ 7.739 $10.022
 Accumulation Unit Value, End of Period                     $10.359 $10.162 $ 7.739 $10.022 $10.920
 Number of Units Outstanding, End of Period                       0   5,013   7,042  12,771  13,421
---------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period               $10.000 $ 9.807 $ 7.935 $ 5.376 $ 6.498
 Accumulation Unit Value, End of Period                     $ 9.807 $ 7.935 $ 5.376 $ 6.498 $ 6.897
 Number of Units Outstanding, End of Period                       0   5,423   5,914   4,757   4,215
---------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                     -       -       -       - $10.000
 Accumulation Unit Value, End of Period                           -       -       -       - $10.662
 Number of Units Outstanding, End of Period                       -       -       -       -       0
---------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                     -       -       -       - $10.000
 Accumulation Unit Value, End of Period                           -       -       -       - $11.205
 Number of Units Outstanding, End of Period                       -       -       -       -       0
---------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                     -       -       -       -       -
 Accumulation Unit Value, End of Period                           -       -       -       -       -
 Number of Units Outstanding, End of Period                       -       -       -       -       -
---------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                     -       -       -       - $10.000
 Accumulation Unit Value, End of Period                           -       -       -       - $10.917
 Number of Units Outstanding, End of Period                       -       -       -       -      20
---------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                     -       -       -       - $10.000
 Accumulation Unit Value, End of Period                           -       -       -       - $11.483
 Number of Units Outstanding, End of Period                       -       -       -       -      20
---------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period               $10.000 $10.225 $ 9.375 $ 7.441 $ 9.286
 Accumulation Unit Value, End of Period                     $10.225 $ 9.375 $ 7.441 $ 9.286 $10.109
 Number of Units Outstanding, End of Period                       0   3,587   5,340  11,842  12,033
---------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period               $10.000 $10.316 $ 8.022 $ 6.470 $ 8.147
 Accumulation Unit Value, End of Period                     $10.316 $ 8.022 $ 6.470 $ 8.147 $ 9.275
 Number of Units Outstanding, End of Period                       0   4,133   7,113   7,249   4,937
---------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period                     -       - $10.000 $ 7.274 $10.664
 Accumulation Unit Value, End of Period                           -       - $ 7.274 $10.664 $13.187
 Number of Units Outstanding, End of Period                       -       -     158     315     271
---------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period               $10.000 $ 9.817 $ 7.522 $ 5.414 $ 6.625
 Accumulation Unit Value, End of Period                     $ 9.817 $ 7.522 $ 5.414 $ 6.625 $ 6.817
 Number of Units Outstanding, End of Period                       0   4,086   7,096   6,303   5,753
---------------------------------------------------------------------------------------------------


                               49     PROSPECTUS

Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account With The Enhanced Earnings Death Benefit Plus Option And Income and Death Benefit Combination Option 2

                          Mortality & Expense = 1.95

--------------------------------------------------------------------------------


                                                              For the Year Ending December 31,
Sub-Accounts                                                   2005       2006       2007
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.340    $ 8.857    $ 9.359
 Accumulation Unit Value, End of Period                       $ 8.857    $ 9.359    $10.970
 Number of Units Outstanding, End of Period                     1,314      1,139          0
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.422    $10.783    $11.737
 Accumulation Unit Value, End of Period                       $10.783    $11.737    $11.983
 Number of Units Outstanding, End of Period                    26,322      9,654      5,851
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.336    $ 8.493    $ 8.669
 Accumulation Unit Value, End of Period                       $ 8.493    $ 8.669    $10.151
 Number of Units Outstanding, End of Period                    46,632     23,798      9,615
----------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.013    $ 9.598    $12.244
 Accumulation Unit Value, End of Period                       $ 9.598    $12.244    $13.865
 Number of Units Outstanding, End of Period                    17,253      9,856      6,427
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.143    $ 8.521    $ 9.897
 Accumulation Unit Value, End of Period                       $ 8.521    $ 9.897    $11.352
 Number of Units Outstanding, End of Period                     5,603      4,414      1,869
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $11.833    $12.328    $14.729
 Accumulation Unit Value, End of Period                       $12.328    $14.729    $15.442
 Number of Units Outstanding, End of Period                    23,800      8,567      7,297
----------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.586    $ 7.595    $ 8.133
 Accumulation Unit Value, End of Period                       $ 7.595    $ 8.133    $ 8.299
 Number of Units Outstanding, End of Period                     1,648      1,648      1,647
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $11.993    $12.568    $14.063
 Accumulation Unit Value, End of Period                       $12.568    $14.063    $14.218
 Number of Units Outstanding, End of Period                     9,338      3,376      3,410
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $12.173    $12.324    $12.762
 Accumulation Unit Value, End of Period                       $12.324    $12.762    $13.250
 Number of Units Outstanding, End of Period                    21,235      9,848      7,148
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.613    $10.592    $10.822
 Accumulation Unit Value, End of Period                       $10.592    $10.822    $10.914
 Number of Units Outstanding, End of Period                         0          0          0
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.864    $ 9.934    $10.182
 Accumulation Unit Value, End of Period                       $ 9.934    $10.182    $10.467
 Number of Units Outstanding, End of Period                     4,581      2,596      1,857
----------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.841    $ 9.064    $10.262
 Accumulation Unit Value, End of Period                       $ 9.064    $10.262    $10.578
 Number of Units Outstanding, End of Period                     5,253      3,694      1,997
----------------------------------------------------------------------------------------------


                               50     PROSPECTUS

                                                           For the Year Ending December 31,
Sub-Accounts                                                2005       2006       2007
-------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period              $10.462    $11.104    $12.512
 Accumulation Unit Value, End of Period                    $11.104    $12.512    $13.315
 Number of Units Outstanding, End of Period                 10,797        576      1,211
-------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period              $ 7.573    $ 8.505    $10.026
 Accumulation Unit Value, End of Period                    $ 8.505    $10.026    $11.818
 Number of Units Outstanding, End of Period                  3,652      3,254      2,505
-------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $13.790    $18.086    $24.302
 Accumulation Unit Value, End of Period                    $18.086    $24.302    $33.436
 Number of Units Outstanding, End of Period                 13,231      4,291      2,783
-------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $ 7.464    $ 8.461    $ 8.631
 Accumulation Unit Value, End of Period                    $ 8.461    $ 8.631    $10.306
 Number of Units Outstanding, End of Period                  4,914      3,183      1,650
-------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $ 9.433    $10.265    $12.586
 Accumulation Unit Value, End of Period                    $10.265    $12.586    $14.128
 Number of Units Outstanding, End of Period                  5,050      4,200      2,196
-------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $12.065    $13.897    $14.879
 Accumulation Unit Value, End of Period                    $13.897    $14.879    $17.879
 Number of Units Outstanding, End of Period                  4,568        572        639
-------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $10.745    $11.823    $13.981
 Accumulation Unit Value, End of Period                    $11.823    $13.981    $14.771
 Number of Units Outstanding, End of Period                 14,685      6,105      4,471
-------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $18.874    $21.646    $29.277
 Accumulation Unit Value, End of Period                    $21.646    $29.277    $23.784
 Number of Units Outstanding, End of Period                  5,673      4,460      3,927
-------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              $11.095    $12.077    $12.415
 Accumulation Unit Value, End of Period                    $12.077    $12.415    $14.302
 Number of Units Outstanding, End of Period                      0          0          0
-------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $11.887    $12.156    $13.849
 Accumulation Unit Value, End of Period                    $12.156    $13.849    $13.289
 Number of Units Outstanding, End of Period                 11,009      4,818      4,484
-------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $ 5.713    $ 6.041    $ 6.088
 Accumulation Unit Value, End of Period                    $ 6.041    $ 6.088    $ 6.975
 Number of Units Outstanding, End of Period                 16,689      7,685      2,765
-------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period              $ 7.304    $ 7.789    $ 8.112
 Accumulation Unit Value, End of Period                    $ 7.789    $ 8.112    $ 8.901
 Number of Units Outstanding, End of Period                 16,512     15,014      8,466
-------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                    -    $10.000    $10.765
 Accumulation Unit Value, End of Period                          -    $10.765    $11.399
 Number of Units Outstanding, End of Period                      -      2,385      1,323
-------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period              $10.787    $11.372    $12.394
 Accumulation Unit Value, End of Period                    $11.372    $12.394    $13.301
 Number of Units Outstanding, End of Period                  2,367      2,380      2,187
-------------------------------------------------------------------------------------------


                               51     PROSPECTUS

                                                            For the Year Ending December 31,
Sub-Accounts                                                 2005       2006       2007
--------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period               $ 7.726    $ 8.450    $ 8.176
 Accumulation Unit Value, End of Period                     $ 8.450    $ 8.176    $ 9.024
 Number of Units Outstanding, End of Period                   3,888      3,081      2,186
--------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period               $10.920    $11.191    $12.827
 Accumulation Unit Value, End of Period                     $11.191    $12.827    $13.176
 Number of Units Outstanding, End of Period                  12,715      5,038      3,662
--------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period               $ 6.897    $ 7.761    $ 7.555
 Accumulation Unit Value, End of Period                     $ 7.761    $ 7.555    $ 8.408
 Number of Units Outstanding, End of Period                   7,717      6,070      4,796
--------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               $10.662    $10.791    $11.562
 Accumulation Unit Value, End of Period                     $10.791    $11.562    $11.634
 Number of Units Outstanding, End of Period                       0          0          0
--------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               $11.205    $11.157    $12.926
 Accumulation Unit Value, End of Period                     $11.157    $12.926    $13.138
 Number of Units Outstanding, End of Period                      77        321        729
--------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               $10.000    $11.298    $12.950
 Accumulation Unit Value, End of Period                     $11.298    $12.950    $12.383
 Number of Units Outstanding, End of Period                   2,383      2,715      2,651
--------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               $10.917    $11.825    $13.715
 Accumulation Unit Value, End of Period                     $11.825    $13.715    $13.903
 Number of Units Outstanding, End of Period                     788        760        328
--------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               $11.483    $12.394    $14.747
 Accumulation Unit Value, End of Period                     $12.394    $14.747    $16.679
 Number of Units Outstanding, End of Period                   2,859      2,821      2,105
--------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period               $10.109    $10.422    $11.836
 Accumulation Unit Value, End of Period                     $10.422    $11.836    $10.894
 Number of Units Outstanding, End of Period                  11,947      2,918      2,193
--------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period               $ 9.275    $10.195    $12.758
 Accumulation Unit Value, End of Period                     $10.195    $12.758    $13.543
 Number of Units Outstanding, End of Period                   4,319      2,526      1,700
--------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period               $13.187    $13.828    $15.892
 Accumulation Unit Value, End of Period                     $13.828    $15.892    $13.587
 Number of Units Outstanding, End of Period                       0          0          0
--------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period               $ 6.817    $ 7.060    $ 7.293
 Accumulation Unit Value, End of Period                     $ 7.060    $ 7.293    $ 7.538
 Number of Units Outstanding, End of Period                   4,821      3,192      2,508
--------------------------------------------------------------------------------------------



* Contracts with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown on page 39 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.


                               52     PROSPECTUS

Appendix B
Calculation Of Enhanced Earnings Death Benefit
--------------------------------------------------------------------------------

Example 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

        Excess of Earnings Withdrawals =               $0
        ---------------------------------------------------------------
        In-Force Premium =                $100,000 ($100,000 + $0 -$0)
        ---------------------------------------------------------------
        Death Benefit Earnings =          $25,000 ($125,000 - $100,000)
        ---------------------------------------------------------------
        Enhanced Earnings Death Benefit =    40% X $25,000 = $10,000
        ---------------------------------------------------------------

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

Example 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

       Excess of Earnings Withdrawals =     $5,000 ($10,000 - $5,000)
       ------------------------------------------------------------------
       In-Force Premium =                $95,000 ($100,000 + $0 - $5,000)
       ------------------------------------------------------------------
       Death Benefit Earnings =            $19,000 ($114,000 - $95,000)
       ------------------------------------------------------------------
       Enhanced Earnings Death Benefit =      40%X $19,000 = $7,600
       ------------------------------------------------------------------

Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

Example 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the Owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

   Excess of Earnings Withdrawals =        $30,000 ($50,000 - $20,000)
   -------------------------------------------------------------------------
   In-Force Premium =                $120,000 ($110,000 + $40,000 - $30,000)
   -------------------------------------------------------------------------
   Death Benefit Earnings =               $20,000 ($140,000 - $120,000)
   -------------------------------------------------------------------------
   Enhanced Earnings Death Benefit =         25% of $20,000 = $5,000
   -------------------------------------------------------------------------

In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings withdrawals. Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

                               53     PROSPECTUS

Statement of Additional Information
Table of Contents
--------------------------------------------------------------------------------

                   -----------------------------------------
                   Additions, Deletions or Substitutions
                    of Investments
                   -----------------------------------------
                   The Contract
                   -----------------------------------------
                      Purchases
                   -----------------------------------------
                      Tax-free Exchanges (1035
                      Exchanges, Rollovers and Transfers)
                   -----------------------------------------
                      Calculation of Accumulation Unit
                      Values
                   -----------------------------------------
                      Calculation of Variable Income
                      Payments
                   -----------------------------------------
                   General Matters
                   -----------------------------------------
                      Incontestability
                   -----------------------------------------
                    ----------------------------------------
                       Settlements
                    ----------------------------------------
                       Safekeeping of the Variable
                       Account's Assets
                    ----------------------------------------
                       Premium Taxes
                    ----------------------------------------
                       Tax Reserves
                    ----------------------------------------
                    Experts
                    ----------------------------------------
                    Financial Statements
                    ----------------------------------------
                    Appendix A - Accumulation Unit Values
                    ----------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               54     PROSPECTUS

40137

[LOGO]

Morgan Stanley Variable Annuity 3

Allstate Life Insurance Company

Street Address: 5801 SW 6th Ave. Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax: 1-785-228-4584
                                                   Prospectus dated May 1, 2008

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("Allstate Life") has sold the Morgan Stanley Variable Annuity 3, an individual and group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales.

The Contract offers 41 investment alternatives ("investment alternatives"). The investment alternatives include 3 fixed account options ("Fixed Account Options") and 38 variable sub-accounts ("Variable Sub-Accounts") of the Allstate Financial Advisor Separate Account I ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):

 Morgan Stanley Variable Investment     AIM Variable Insurance Funds (Series
   Series (Class Y Shares)                I Shares)

 The Universal Institutional Funds,     AllianceBernstein Variable Products
   Inc. (Class I Shares)                  Series Fund, Inc. (Class B Shares)

 Van Kampen Life Investment Trust       Franklin Templeton Variable Insurance
   (Class I and Class II Shares)          Products Trust (Class 2 Shares)

                                        Putnam Variable Trust (Class IB
                                          Shares)


We (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2008, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 41 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.


------------------------------------------------------------------------------------------------------
IMPORTANT The Securities and Exchange Commission has not approved or disapproved the securities
  NOTICES described in this prospectus, nor has it passed upon the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

          Investment in the Contracts involves investment risks, including possible loss of principal.

                               1     PROSPECTUS

Table of Contents
--------------------------------------------------------------------------------

                                                        Page
                    ----------------------------------------
                    Overview
                    ----------------------------------------
                       Important Terms                    3
                    ----------------------------------------
                       The Contract at a Glance           4
                    ----------------------------------------
                       How the Contract Works             6
                    ----------------------------------------
                       Expense Table                      7
                    ----------------------------------------
                       Financial Information              9
                    ----------------------------------------
                    Contract Features
                    ----------------------------------------
                       The Contract                       9
                    ----------------------------------------
                       Purchases                         10
                    ----------------------------------------
                       Contract Value                    11
                    ----------------------------------------
                       Investment Alternatives           11
                    ----------------------------------------
                         The Variable Sub-Accounts       11
                    ----------------------------------------
                         The Fixed Account Options       14
                    ----------------------------------------
                         Transfers                       15
                    ----------------------------------------
                       Expenses                          18
                    ----------------------------------------

                                                                 Page
           ----------------------------------------------------------
              Access To Your Money                                19
           ----------------------------------------------------------
              Income Payments                                     20
           ----------------------------------------------------------
              Death Benefits                                      23
           ----------------------------------------------------------
           Other Information
           ----------------------------------------------------------
              More Information:                                   27
           ----------------------------------------------------------
                Allstate Life                                     27
           ----------------------------------------------------------
                The Variable Account                              27
           ----------------------------------------------------------
                The Portfolios                                    28
           ----------------------------------------------------------
                The Contract                                      28
           ----------------------------------------------------------
                 Non-Qualified Annuities Held Within a
                  Qualified Plan                                  29
           ----------------------------------------------------------
                Legal Matters                                     29
           ----------------------------------------------------------
              Taxes                                               29
           ----------------------------------------------------------
           Appendix A - Calculation of Enhanced Earnings Death
            Benefit Plus                                          37
           ----------------------------------------------------------
           Appendix B - Accumulation Unit Values                  39
           ----------------------------------------------------------
           Statement of Additional Information Table of Contents  51
           ----------------------------------------------------------


                               2     PROSPECTUS

Important Terms
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                            Page
                ------------------------------------------------
                Accumulation Phase                            6
                ------------------------------------------------
                Accumulation Unit                             9
                ------------------------------------------------
                Accumulation Unit Value                       9
                ------------------------------------------------
                Allstate Life ("We")                         27
                ------------------------------------------------
                Annuitant                                     9
                ------------------------------------------------
                Automatic Additions Program                  10
                ------------------------------------------------
                Automatic Portfolio Rebalancing Program      17
                ------------------------------------------------
                Beneficiary                                   9
                ------------------------------------------------
                Contract*                                     9
                ------------------------------------------------
                Contract Anniversary                          5
                ------------------------------------------------
                Contract Owner ("You")                        9
                ------------------------------------------------
                Contract Value                               11
                ------------------------------------------------
                Contract Year                                 4
                ------------------------------------------------
                Death Benefit Anniversary                    23
                ------------------------------------------------
                Death Benefit Combination Option             24
                ------------------------------------------------
                Dollar Cost Averaging                        17
                ------------------------------------------------
                Dollar Cost Averaging Fixed Account Options  14
                ------------------------------------------------
                Due Proof of Death                           23
                ------------------------------------------------
                Enhanced Earnings Death Benefit Plus Option  25
                ------------------------------------------------
                Excess of Earnings Withdrawals               25
                ------------------------------------------------

                                                             Page
               --------------------------------------------------
               Fixed Account Options                          14
               --------------------------------------------------
               Funds                                           1
               --------------------------------------------------
               Income and Death Benefit Combination Option 2  24
               --------------------------------------------------
               Income Benefit Combination Option 2            22
               --------------------------------------------------
               In-Force Premium                               25
               --------------------------------------------------
               In-Force Earnings                              25
               --------------------------------------------------
               Income Plans                                   20
               --------------------------------------------------
               Investment Alternatives                        11
               --------------------------------------------------
               Issue Date                                      6
               --------------------------------------------------
               Payout Phase                                    6
               --------------------------------------------------
               Payout Start Date                              20
               --------------------------------------------------
               Performance Death Benefit Option               24
               --------------------------------------------------
               Portfolios                                     28
               --------------------------------------------------
               Qualified Contracts                            32
               --------------------------------------------------
               SEC                                             1
               --------------------------------------------------
               Systematic Withdrawal Program                  20
               --------------------------------------------------
               Valuation Date                                 11
               --------------------------------------------------
               Variable Account                               27
               --------------------------------------------------
               Variable Sub-Account                           11
               --------------------------------------------------

* In certain states the Contract was sold only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

                               3     PROSPECTUS

The Contract at a Glance
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


Flexible Payments       You can add to your Contract as often and as much as you like, but each payment must be at least $100. You must maintain a minimum account size of $500.
------------------------------------------------------------------------------------------------------
Expenses                You will bear the following expenses:

                        . Total Variable Account annual fees equal to 1.35% of average daily net assets (1.48% if you select the Performance Death Benefit Option or
                           1.59% if you select the Death Benefit Combination Option, or 1.65% if you select the Income Benefit Combination Option 2 or 1.85% if you
                           select the Income and Death Benefit Combination Option 2)

                        . If you select the Enhanced Earnings Death Benefit Plus Option, you will pay an additional mortality and expense risk charge of 0.15%, 0.25% or
                           0.35% (depending on the age of the oldest Contract owner (or
                           Annuitant, if the Contract owner is a non-living person) on the date we receive the completed written request to add the Option, ("Rider
                           Application Date"))

                        . Annual contract maintenance charge of $35 (waived in certain cases)

                        . Withdrawal charges ranging from 0% to 6% of purchase payment(s)
                           withdrawn (with certain exceptions)

                        . Transfer fee of $25 after the 12th transfer in any Contract Year (fee currently waived)

                        . State premium tax (if your state imposes one)

                        In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
------------------------------------------------------------------------------------------------------
Investment Alternatives The Contract offers 41 investment alternatives including:

                        . 3 Fixed Account Options (which credit interest at rates we guarantee)

                        . 38 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                        .     Morgan Stanley Investment Advisors Inc.

                        .     Van Kampen (1)

                        .     Van Kampen Asset Management

                        .     Invesco A I M Advisors, Inc.

                        .     AllianceBernstein L.P.

                        .     Franklin Advisers, Inc.

                        .     Franklin Mutual Advisers, LLC

                        .     Putnam Investment Management, LLC

                        .     Templeton Investment Counsel, LLC

                        To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at
                        1-800-457-7617.

                        (1)Morgan Stanley Investment Management, Inc., the adviser to the UIF
                           Portfolios, does business in certain instances using the name Van
                           Kampen.


                               4     PROSPECTUS

----------------------------------------------------------------------------------------------------
Special Services For your convenience, we offer these special services:

                 . Automatic Additions Program

                 . Automatic Portfolio Rebalancing Program

                 . Dollar Cost Averaging Program

                 . Systematic Withdrawal Program
----------------------------------------------------------------------------------------------------
Income Payments  You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

                 . life income with payments guaranteed for 120 months

                 . joint and survivor life income with guaranteed payments

                 . guaranteed payments for a specified period
----------------------------------------------------------------------------------------------------
Death Benefits   If you die before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer death benefit options.
----------------------------------------------------------------------------------------------------
Transfers        Before the Payout Start Date, you may transfer your Contract value ("Contract
                 Value") among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less. Transfers to the Standard Fixed Account Option for any
                 Guarantee Period must be at least $500.

                 We do not currently impose a fee upon transfers. However, we reserve the right to charge $25 per transfer after the 12th transfer in each "Contract Year,"
                 which we measure from the date we issue your Contract or a Contract anniversary ("Contract Anniversary").
----------------------------------------------------------------------------------------------------
Withdrawals      You may withdraw some or all of your Contract Value at any time during the
                 Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $500 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.
----------------------------------------------------------------------------------------------------

                               5     PROSPECTUS

How the Contract Works
--------------------------------------------------------------------------------


The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "Contract owner") save for retirement because you can invest in up to 41 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page 20. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                    [GRAPHIC]



As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary, will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. See "Death Benefits."


Please call us at 1-800-457-7617 if you have any question about how the Contract works.


                               6     PROSPECTUS

Expense Table
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses", below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Payment Being Withdrawn 0   1   2   3   4   5   6+
--------------------------------------------------------------------------------------------------
Applicable Charge                                                      6%  5%  5%  4%  3%  2%   0%
--------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                           $35.00**
--------------------------------------------------------------------------------------------------
Transfer Fee                                                                  $25***
--------------------------------------------------------------------------------------------------

* Each Contract Year, you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

** If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.

*** Applies solely to the thirteenth and all subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)

                                                             Mortality and Expense Administrative Total Variable Account
                                                                  Risk Charge      Expense Charge     Annual Expense
------------------------------------------------------------------------------------------------------------------------
Base Contract                                                        1.25%             0.10%              1.35%
------------------------------------------------------------------------------------------------------------------------
With the Performance Death Benefit Option                            1.38%             0.10%              1.48%
------------------------------------------------------------------------------------------------------------------------
With the Death Benefit Combination Option                            1.49%             0.10%              1.59%
------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                        1.55%             0.10%              1.65%
------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*              1.75%             0.10%              1.85%
------------------------------------------------------------------------------------------------------------------------

If the Enhanced Earnings Death Benefit Plus Option is elected with the Base Contract or with one of the Options listed above (assuming age is between 66 and 75 on Rider Application Date)**

                                                             Mortality and Expense Administrative Total Variable Account
                                                                  Risk Charge      Expense Charge     Annual Expense
------------------------------------------------------------------------------------------------------------------------
Base Contract                                                        1.60%             0.10%              1.70%
------------------------------------------------------------------------------------------------------------------------
With the Performance Death Benefit Option                            1.73%             0.10%              1.83%
------------------------------------------------------------------------------------------------------------------------
With the Death Benefit Combination Option                            1.84%             0.10%              1.94%
------------------------------------------------------------------------------------------------------------------------
With the Income Benefit Combination Option 2*                        1.90%             0.10%              2.00%
------------------------------------------------------------------------------------------------------------------------
With the Income and Death Benefit Combination Option 2*              2.10%             0.10%              2.20%
------------------------------------------------------------------------------------------------------------------------

* These options are no longer available to be added to your Contract.

** The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Plus Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.

                               7     PROSPECTUS

Portfolio Annual Expense - Minimum and Maximum

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses/(1)/ (expenses
  that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees,
  and other expenses)                                           0.72%   1.58%
  ----------------------------------------------------------------------------

(1)Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2006.

Example 1

This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

..   elected the Income and Death Benefit Combination Option 2 and the Enhanced
    Earnings Death Benefit Plus Option (Age 66-75).

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.




                                                 1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses  $847  $1,616  $2,312   $4,363
--------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses  $759  $1,358  $1,892   $3,578
--------------------------------------------------------------------------------


Example 2

This example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.




                                                 1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses  $422  $1,276  $2,142   $4,363
--------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses  $334  $1,018  $1,722   $3,578
--------------------------------------------------------------------------------


Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The above examples assume you elected the Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit Plus Option (Age 66-75) with a mortality and expense risk charge of 2.10%, an administrative expense charge of 0.10%, and an annual Contract maintenance charge of $35. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

                               8     PROSPECTUS

Financial Information
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix B to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional information.
To obtain additional detail on each of the Variable Sub-Account's financial statements, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information.

The consolidated financial statements of Allstate Life appear in the Statement of Additional Information.

The Contract
--------------------------------------------------------------------------------
CONTRACT OWNER
The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan you want to use to receive retirement income,

..   the owner, while the Annuitant is alive,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract owner dies, and

..   any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner and Annuitant cannot exceed 90 as of the date we receive the completed application or request to select a new Contract owner.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.

ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.

You initially designate an Annuitant in your application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.

BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the

                               9     PROSPECTUS
primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with your attorney before trying to assign your Contract.

Purchases
--------------------------------------------------------------------------------
MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets/TM/ Account. Please consult your Morgan Stanley Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS
You must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent

                               10     PROSPECTUS
instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters. We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

Contract Value
--------------------------------------------------------------------------------


Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a second set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

You should refer to the prospectuses for the Funds that accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub- Account and, therefore, your Contract Value.

Investment Alternatives: The Variable Sub-Accounts
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 38 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.


You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolios when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617.



                               11     PROSPECTUS


Portfolio:                               Each Portfolio Seeks:                                   Investment Advisor:
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity     Long-term capital growth
 Portfolio - Class Y
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth       Reasonable current income and long term growth of
 Portfolio - Class Y                      income and capital.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Capital               Growth of capital through investments in common
 Opportunities Portfolio - Class Y/(1)/   stocks believed by the Investment Adviser to have
                                          potential for superior growth. As a secondary
                                          objective, income but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity       To maximize the capital appreciation of its
 Portfolio - Class Y                      investments                                            Morgan Stanley Investment
-------------------------------------------------------------------------------------------------Advisors Inc.
Morgan Stanley VIS Global Advantage      Long-term capital growth
 Portfolio - Class Y
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend       Reasonable current income and long-term growth of
 Growth Portfolio - Class Y               income and capital.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio  High level of current income by investing in a
 - Class Y                                diversified portfolio consisting principally of fixed-
                                          income securities, which may include both non-
                                          convertible and convertible debt securities and
                                          preferred stocks. As a secondary objective, capital
                                          appreciation, but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder        Reasonable income and, as a secondary objective,
 Portfolio - Class Y                      growth of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus           High level of current income by investing primarily
 Portfolio - Class Y                      in U.S. government securities and other fixed-
                                          income securities. As a secondary objective, capital
                                          appreciation but only when consistent with its
                                          primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration      High level of current income consistent with
 Portfolio - Class Y                      preservation of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market          High current income, preservation of capital, and
 Portfolio - Class Y                      liquidity
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index         Investment results that, before expenses, correspond
 Portfolio - Class Y                      to the total return (i.e., combination of capital
                                          changes and income) of the Standard and Poors
                                          500 Composite Stock Price Index
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio  High total investment return
 - Class Y
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio   Capital appreciation and current income
 - Class Y
-------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio, Class      Long-term capital appreciation by investing primarily
 I/(1)/                                   in growth-oriented equity securities of large
                                          capitalization companies.
--------------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio,   Long-term capital appreciation by investing primarily
 Class I/(1)/                             in growth-oriented equity securities of issuers in
                                          emerging market countries.
-------------------------------------------------------------------------------------------------
UIF International Magnum Portfolio,      Long-term capital appreciation by investing primarily   Van Kampen/(2)/
 Class I/(1)/                             in equity securities of non-U.S. issuers domiciled in
                                          EAFE countries.
-------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class      Long-term capital growth by investing primarily in
 I/(1)/                                   common stocks and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Mid Cap Value Portfolio, Class  Above-average total return over a market cycle of
 I/(1)/                                   three to five years by investing in common stocks
                                          and other equity securities.
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class    Above average current income and long-term capital
 I/(1)/                                   appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
-------------------------------------------------------------------------------------------------


                               12     PROSPECTUS


Portfolio:                               Each Portfolio Seeks:                                Investment Advisor:
--------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth            Capital growth
 Portfolio, Class II/(1)/
----------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio,       Capital growth and income through investments in     Van Kampen Asset
 Class II                                 equity securities, including common stocks,         Management
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
----------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth            Capital appreciation.
 Portfolio, Class I/(1)(3)/
----------------------------------------------------------------------------------------------
Van Kampen LIT Capital Growth            Capital appreciation.
 Portfolio, Class II/(1)(3)/
----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund -     Growth of capital
 Series I/(4)/
----------------------------------------------------------------------------------------------Invesco A I M Advisors, Inc.
AIM V.I. Core Equity Fund - Series       Growth of capital
 I/(4)/
----------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund -      Long-term growth of capital
 Series I/(4)/
----------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and         Long-term growth of capital
 Income Portfolio - Class B
----------------------------------------------------------------------------------------------AllianceBernstein L.P.
AllianceBernstein VPS Growth Portfolio   Long-term growth of capital
 - Class B
----------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap          Long-term growth of capital
 Growth Portfolio - Class B
----------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
--------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund -  To maximize income while maintaining prospects for
 Class 2                                  capital appreciation.                               Franklin Advisers, Inc.
----------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities    High level of current income with capital
 Fund - Class 2                           appreciation as a secondary goal
----------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund -    Capital appreciation with income as a secondary goal Franklin Mutual Advisers,
 Class 2                                                                                      LLC
--------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund  Long-term capital growth.                            Templeton Investment
 - Class 2                                                                                    Counsel, LLC
--------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund -       Capital growth and current income.
 Class IB
----------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.                                Putnam Investment
 Class IB                                                                                     Management, LLC
----------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class   Capital appreciation.
 IB
----------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
----------------------------------------------------------------------------------------------




(1)Effective May 1, 2008, the names of the following Portfolios changed: Morgan Stanley VIS Equity Portfolio changed to Morgan Stanley VIS Capital Opportunities Portfolio; Van Kampen UIF Equity Growth Portfolio changed to UIF Capital Growth Portfolio; Van Kampen LIT Aggressive Growth Portfolio changed to Van Kampen LIT Mid Cap Growth Portfolio; Van Kampen LIT Strategic Growth Portfolio changed to Van Kampen LIT Capital Growth Portfolio; Van Kampen UIF Emerging Markets Equity Portfolio changed to UIF Emerging Markets Equity Portfolio; Van Kampen UIF International Magnum Portfolio changed to UIF International Magnum Portfolio; Van Kampen UIF Mid Cap Growth Portfolio changed to UIF Mid Cap Growth Portfolio; Van Kampen UIF U.S. Mid Cap Value Portfolio changed to UIF U.S. Mid Cap Value Portfolio; and Van Kampen UIF U.S. Real Estate Portfolio changed to UIF U.S. Real Estate Portfolio.

(2)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

(3)The Variable Sub-Account that invests in the Van Kampen LIT Capital Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Capital Growth Portfolio, Class I.

(4)The investment objective(s) of each Sub-Account may be changed by the Board of Directors without shareholder approval.


Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

                               13     PROSPECTUS

Investment Alternatives: The Fixed Account Options
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the Standard Fixed Account Option. We also currently offer the 6 and 12 month Dollar Cost Averaging Options described below. The Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.

The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets in the Fixed Accounts subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
Basic Dollar Cost Averaging Option. The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. In the future, we may offer the Basic Dollar Cost Averaging Option. Under this option, you may establish a Dollar Cost Averaging Program, as described on page 17, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described on page 15. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 and 12 Month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described on page 15. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in substantially equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

At the end of the transfer period, any residual amount in the Six-Month Dollar Cost Averaging Fixed Account or the Twelve-Month Dollar Cost Averaging Fixed Account will be automatically transferred to the Money Market Variable Sub-Account. For each purchase payment, the first transfer from the Six or Twelve-Month Dollar Cost Averaging Fixed Account will begin within 30 days after the date we receive the payment. If we do not receive an allocation instruction from you within 30 days of when we receive payment, the purchase payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we receive a different allocation instruction.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion.

Interest Rates. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

                               14     PROSPECTUS

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For availability and current interest rate information, please contact your financial advisor or Allstate Life at 1-800-457-7617. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.


After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

Investment Alternatives: Transfers
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Standard Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

1. 25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or

2. 25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

                               15     PROSPECTUS

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase fixed amount income payments. Your transfers must be at least 6 months apart.

                               16     PROSPECTUS

TELEPHONE OR ELECTRONIC TRANSFERS

You may make transfers by telephone by calling 1-800- 457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.


We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:


   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS High Yield Variable Sub-Account and 60% to be in the UIF Capital Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Morgan Stanley VIS High Yield Variable Sub-Account and use the money to buy more units in the UIF Capital Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.


The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

                               17     PROSPECTUS

Expenses
--------------------------------------------------------------------------------


As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Performance Death Benefit Option (State of Washington only) and 1.75% if you select the Income and Death Benefit Combination Option 2). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, Income and Performance Death Benefit Option and the Income and Death Benefit Combination Option 2 to compensate us for the additional risk that we accept by providing these Options.

If you select the Enhanced Earnings Death Benefit Plus Option, the mortality and expense risk charge will include an additional 0.15% for the option if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the option.

We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page 7. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

                               18     PROSPECTUS

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

..   on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

..   the death of the Contract owner or Annuitant (unless the Contract is continued); and

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range form 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for such taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see page 8. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative or other services we provide to the Portfolios.

Access to Your Money
--------------------------------------------------------------------------------


You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 20.

You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal.

                               19     PROSPECTUS

If none are named, then we will withdraw the amount proportionately from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other charges and applicable taxes.

Income Payments
--------------------------------------------------------------------------------

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than:

..   the Annuitant's 90th Birthday, or

..   the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Three Income Plans are available under the Contract. Each is available to provide:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

The three Income Plans are:

Income Plan 1 - Life Income With Payments Guaranteed for 120 Months. Under this plan, we make monthly income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the 120 months guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

                               20     PROSPECTUS

Income Plan 2 -Joint and Survivor Life Income.   Under this plan, we make
periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.

Income Plan 3 - Guaranteed Payments For a Specified Period. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We deduct applicable premium taxes from the contract value at the Payout Start Date. We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.

You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2 you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or
..   we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information

                               21     PROSPECTUS
for more detailed information as to how we determine variable income payments.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. deducting any applicable premium tax; and

2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT COMBINATION OPTION 2
The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract Owners who have previously elected this option. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base A or Income Base B), described below.

Eligibility. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

..   You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

..   The Payout Start Date must occur during the 30 day period following a
    Contract Anniversary; and

..   You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payments Table provided in your Contract; and

..   The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

   1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

   2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.

INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

Income Base A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

Income Base B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person).

Withdrawal Adjustment.  The withdrawal adjustment is equal to (1) divided by
(2), with the result multiplied by (3) where:

   1) = the withdrawal amount

   2) = the Contract Value immediately prior to the withdrawal, and

   3) = the most recently calculated Income Base

The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.


                               22     PROSPECTUS

As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


Death Benefits
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date, any Contract owner (or Annuitant, if the Contract owner is a non-living individual) dies.

We will pay the death benefit to the new Contract owner ("New Owner") who is determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies).

A request for payment of the death benefit must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

..   a certified copy of a death certificate,

..   a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

..   any other proof acceptable to us.

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we determine the death benefit, or

2. the sum of all purchase payments made less any withdrawals, and less any amounts deducted in connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

3. the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
The Performance Death Benefit Option and Death Benefit Combination Option are optional benefits that you may elect. Please note, once you have selected an optional income or death benefit (each an "option"), your ability to select a different option may be limited. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. Please consult with your financial advisor concerning any such limitations before selecting any option. We may discontinue offering these options at any time.

If the Contract owner is a living person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a living person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of
(1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal

                               23     PROSPECTUS
to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.

Performance Death Benefit Option. The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.

We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to:
(i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

Death Benefit Combination Option. If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described above. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

Death Benefit A. Death Benefit A on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest which will accumulate at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner's (the Annuitant, if the owner is not a living person), 85th birthday. For all ages, we will recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

..   We will reduce the Death Benefit A by a withdrawal adjustment equal to:
    (i) the Death Benefit A, immediately before the withdrawal, multiplied by
    (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal for any withdrawals since the prior Contract Anniversary; and

..   We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.

If you select the Death Benefit Combination Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.

Income and Death Benefit Combination Option 2.   The Income and Death Benefit
Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.

The Income and Death Benefit Combination Option 2 combines the features of the Income Benefit Combination Option (described on page 22) with the features of the Death Benefit Combination Option (described on page 24) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.

In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

If you selected the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.

In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and

                               24     PROSPECTUS
expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.

Enhanced Earnings Death Benefit Plus Option You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. If the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 75 or younger as of the Rider Application Date, you may elect the Enhanced Earnings Death Benefit Plus Option. The Enhanced Earnings Death Benefit Plus Option may not be available in all states. We may discontinue offering this option at any time. The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant if the Contract owner is a non-living person) for reasons other than death. Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by

..   the lesser of 100% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 50% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65 on the date we receive the written request to add this option, the death benefit is increased by:

..   the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 40% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

..   the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 25% of In-Force Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:

   In-Force Premium equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract ("Rider Date") plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

   In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

   An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under "Death Benefit Payments" below.

The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.

For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.

DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

..   the life of the New Owner;

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

..   over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

   On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we

                               25     PROSPECTUS
   receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub- Accounts as of the end of the Valuation Date during which we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii)transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

(iii)transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.

   Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.

If you elected the Enhanced Earnings Death Benefit Plus Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.

If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued ("new Rider Date"). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. Only one spousal continuation is allowed under this Contract.

If the New Owner is a living person, and not your spouse, or if there are multiple living person New Owners, the New Owner may:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

..   the life of the New Owner;

..   for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

..   over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.

If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner's named beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon the death of Owner.

If the New Owner is a corporation, trust, or other non- living person:

   (a) The New Owner may elect to receive the death benefit in a lump sum; or

   (b) If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period.

                               26     PROSPECTUS

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon the death of Owner.

If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.

DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

   (a) The Contract owner may elect to receive the death benefit in a lump sum;
or

   (b) If the Contract owner does not elect the above option, then the Contract owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Annuitant.

The Contract owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2. Any amount included in the Contract owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

More Information
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company ("Northbrook") issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life ("Merger"). On the date of the Merger, Allstate Life acquired from Northbrook all of the Northbrook's assets and became directly liable for Northbrook's liabilities and obligations with respect to all contracts issued by Northbrook.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the state of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment

                               27     PROSPECTUS
trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. Incorporated, a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. Incorporated is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. Incorporated for selling the Contracts. We may pay to Morgan Stanley & Co. Incorporated up to a maximum sales commission of


                               28     PROSPECTUS

6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. Incorporated for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley & Co. Incorporated an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. Incorporated in accordance with Morgan Stanley & Co. Incorporated's practices.

We also make additional payments to Morgan Stanley & Co. Incorporated for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

In addition, Morgan Stanley & Co. Incorporated may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.


Administration.   We have primary responsibility for all administration of the
Contracts and the Variable Account. Pursuant to the Agreement, we will enter into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

..   issuance of the Contracts;

..   maintenance of Contract owner records;

..   Contract owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate Life.


Taxes
--------------------------------------------------------------------------------

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the

                               29     PROSPECTUS

Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral.   Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Grantor Trust Owned Annuity.   Contracts owned by a grantor trust are
considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

Diversification Requirements.   For a Contract to be treated as an annuity for
federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment.   The IRS has stated that a contract owner will be
considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

                               30     PROSPECTUS

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Taxation of Annuity Death Benefits. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless

                               31     PROSPECTUS
another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

Partial Exchanges. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

                               32     PROSPECTUS

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts.   Pursuant to the Code and IRS
regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

                               33     PROSPECTUS

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, and before Dec. 31, 2007, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Tax Qualified Contracts. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

                               34     PROSPECTUS

Charitable IRA Distributions. The Pension Protection Act of 2006 Included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes.

For distributions in tax years beginning after 2005 and before 2008, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to a certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax- deferred basis into an Individual Retirement Annuity.

Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective
January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial
IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

Simplified Employee Pension IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers

                               35     PROSPECTUS
may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Corporate and Self-Employed Pension and Profit Sharing Plans.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non- governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

                               36     PROSPECTUS

Appendix A
Calculation of Enhanced Earnings Death Benefit Plus Amount

Example 1:

Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Plus Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals. The calculation is:

(A) Contract Value:                                                   $125,000.00
---------------------------------------------------------------------------------
(B) Total Purchase Payments                                           $100,000.00
---------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                             $      0.00
---------------------------------------------------------------------------------
(D) In-Force Premium:                           (D) = (B) - (C)       $100,000.00
---------------------------------------------------------------------------------
(E) In-Force Earnings:                          (E) = (A) - (D)       $ 25,000.00
---------------------------------------------------------------------------------
(F) Cap:                                        (F) = 100% X (D)      $100,000.00
---------------------------------------------------------------------------------
(G) Enhanced Earnings Death Benefit Plus*: (G) = MIN [50% X (E); (F)] $ 12,500.00
---------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2:

Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                              $105,000.00
--------------------------------------------------------------------------------------------
(2) Total Purchase Payments:                                                     $100,000.00
--------------------------------------------------------------------------------------------
(3) Prior Excess-of-Earnings Withdrawals:                                        $      0.00
--------------------------------------------------------------------------------------------
(4) In-Force Premium:                                                            $100,000.00
--------------------------------------------------------------------------------------------
(5) In-Force Earnings:                               (5) = (1) - (4)             $  5,000.00
--------------------------------------------------------------------------------------------
(6) Withdrawal Amount:                                                           $ 10,000.00
--------------------------------------------------------------------------------------------
(7) Excess-of Earnings Withdrawal:        (7) = (6) - (5) and cannot be negative $  5,000.00
--------------------------------------------------------------------------------------------
(8) Total Excess-of-Earnings Withdrawals:            (8) = (3) + (7)             $  5,000.00
--------------------------------------------------------------------------------------------

The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:                                                   $114,000.00
---------------------------------------------------------------------------------
(B) In-Force Premium (before withdrawal):                             $100,000.00
---------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                             $  5,000.00
---------------------------------------------------------------------------------
(D) In-Force Premium (after withdrawal):        (D) = (B) - (C)       $ 95,000.00
---------------------------------------------------------------------------------
(E) In-Force Earnings:                          (E) = (A) - (D)       $ 19,000.00
---------------------------------------------------------------------------------
(F) Cap:                                        (F) = 100% X (D)      $ 95,000.00
---------------------------------------------------------------------------------
(G) Enhanced Earnings Death Benefit Plus*: (G) = MIN [50% X (E); (F)] $  9,500.00
---------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($7,600.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($4,750.00).

                               37     PROSPECTUS

Example 3:

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Plus Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Plus Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:                                                             $130,000.00
-------------------------------------------------------------------------------------------
(2) Contract Value on Rider Date:                                               $110,000.00
-------------------------------------------------------------------------------------------
(3) Prior Excess-of-Earnings Withdrawals:                                       $      0.00
-------------------------------------------------------------------------------------------
(4) In-Force Premium:                                                           $110,000.00
-------------------------------------------------------------------------------------------
(5) In-Force Earnings:                               (5) = (1) - (4)            $ 20,000.00
-------------------------------------------------------------------------------------------
(6) Withdrawal Amount:                                                          $ 50,000.00
-------------------------------------------------------------------------------------------
(7) Excess-of Earnings Withdrawal:        (7) = (6) -(5) and cannot be negative $ 30,000.00
-------------------------------------------------------------------------------------------
(8) Total Excess-of-Earnings Withdrawals:            (8) = (3) + (7)            $ 30,000.00
-------------------------------------------------------------------------------------------

The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:                                                                       $140,000.00
-----------------------------------------------------------------------------------------------------
(B) In-Force Premium (before withdrawal and purchase payment):                            $110,000.00
-----------------------------------------------------------------------------------------------------
(C) Total Excess-of-Earnings Withdrawals:                                                 $ 30,000.00
-----------------------------------------------------------------------------------------------------
(D) Additional Purchase Payment:                                                          $ 40,000.00
-----------------------------------------------------------------------------------------------------
(E) In-Force Premium (after withdrawal and purchase payment):                             $120,000.00
-----------------------------------------------------------------------------------------------------
(F) In-Force Earnings:                                              (F) = (A) - (E)       $ 20,000.00
-----------------------------------------------------------------------------------------------------
(G) Cap:                                                            (G) = 50% X (E)       $ 60,000.00
-----------------------------------------------------------------------------------------------------
(H) Enhanced Earnings Death Benefit Plus*:                     (H) = MIN [25% X (F); (G)] $  5,000.00
-----------------------------------------------------------------------------------------------------

* If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been age 55 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 50% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($8,000.00).

                               38     PROSPECTUS

Appendix B
--------------------------------------------------------------------------------


Appendix B presents the Accumulation Unit Value and number of Accumulation Units outstanding for each Variable Sub-Account since the Contracts were first offered. This Appendix includes Accumulation Unit Values representing the highest and lowest available Contract charge combinations. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of charges. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

The names of the following Sub-Accounts changed since December 31, 2007. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2007:



Sub-Account Name as of December 31, 2007
(as appears in the following tables of Accumulation Unit Values)  Sub-Account Name as of May 1, 2008
-------------------------------------------------------------------------------------------------------------------
           Van Kampen UIF Equity Growth Portfolio                UIF Capital Growth Portfolio
           Morgan Stanley VIS Equity Portfolio                   Morgan Stanley VIS Capital Opportunities Portfolio
           Van Kampen LIT Aggressive Growth Portfolio            Van Kampen LIT Mid Cap Growth Portfolio
           Van Kampen LIT Strategic Growth Portfolio             Van Kampen LIT Capital Growth Portfolio


Accumulation Unit Values and Number of Accumulation Units Outstanding for Each Sub-Account Since Contracts Were First Offered (Base Contract)
--------------------------------------------------------------------------------


                                                                        For the Year Ending December 31,
Sub-Accounts                                                    2000      2001       2002       2003       2004
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $    9.677 $    6.815 $    5.188 $    6.438
 Accumulation Unit Value, End of Period                       $  9.677 $    6.815 $    5.188 $    6.438 $    7.144
 Number of Units Outstanding, End of Period                    198,351    316,721    283,883    272,336    234,755
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $   10.683 $    9.968 $    8.041 $   10.116
 Accumulation Unit Value, End of Period                       $ 10.683 $    9.968 $    8.041 $   10.116 $   10.800
 Number of Units Outstanding, End of Period                    251,851  1,048,759  1,067,569  1,139,957    990,965
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $    9.528 $    6.855 $    5.312 $    6.423
 Accumulation Unit Value, End of Period                       $  9.528 $    6.855 $    5.312 $    6.423 $    7.025
 Number of Units Outstanding, End of Period                    675,279  1,600,336  1,731,827  1,648,842  1,202,257
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $    9.190 $    7.442 $    5.761 $    7.316
 Accumulation Unit Value, End of Period                       $  9.190 $    7.442 $    5.761 $    7.316 $    8.118
 Number of Units Outstanding, End of Period                    244,691    511,559    356,625    309,363    272,927
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $    8.414 $    6.347 $    4.950 $    6.386
 Accumulation Unit Value, End of Period                       $  8.414 $    6.347 $    4.950 $    6.386 $    7.074
 Number of Units Outstanding, End of Period                     83,033    111,943    109,629    102,666     86,414
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $    9.931 $    9.166 $    7.893 $   10.251
 Accumulation Unit Value, End of Period                       $  9.931 $    9.166 $    7.893 $   10.251 $   11.595
 Number of Units Outstanding, End of Period                     33,924    100,886    218,644    269,243    283,766
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $    6.944 $    4.527 $    4.138 $    5.202
 Accumulation Unit Value, End of Period                       $  6.944 $    4.527 $    4.138 $    5.202 $    5.623
 Number of Units Outstanding, End of Period                     33,813    224,510    353,006    391,579    320,319
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $   10.030 $   10.103 $    9.174 $   10.907
 Accumulation Unit Value, End of Period                       $ 10.030 $   10.103 $    9.174 $   10.907 $   11.915
 Number of Units Outstanding, End of Period                     27,433    103,772    178,947    220,708    220,046
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $   10.748 $   11.593 $   12.039 $   12.838
 Accumulation Unit Value, End of Period                       $ 10.748 $   11.593 $   12.039 $   12.838 $   13.309
 Number of Units Outstanding, End of Period                    176,424    967,824  1,319,879  1,348,933  1,129,562
------------------------------------------------------------------------------------------------------------------


                               39     PROSPECTUS

                                                                     For the Year Ending December 31,
Sub-Accounts                                                 2000      2001       2002       2003       2004
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period              $ 10.000 $   10.303 $   10.824 $   11.085 $   11.153
 Accumulation Unit Value, End of Period                    $ 10.303 $   10.824 $   11.085 $   11.153 $   11.132
 Number of Units Outstanding, End of Period                  22,608    196,418    713,418    772,405    662,808
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period              $ 10.000 $   10.262 $   10.492 $   10.464 $   10.367
 Accumulation Unit Value, End of Period                    $ 10.262 $   10.492 $   10.464 $   10.367 $   10.291
 Number of Units Outstanding, End of Period                 272,169  1,063,770  1,408,669    905,962    604,071
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period              $ 10.000 $    8.959 $    7.731 $    5.898 $    7.421
 Accumulation Unit Value, End of Period                    $  8.959 $    7.731 $    5.898 $    7.421 $    8.075
 Number of Units Outstanding, End of Period                 301,630    975,139  1,267,235  1,514,029  1,558,007
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period              $ 10.000 $    9.922 $    8.770 $    7.777 $    9.659
 Accumulation Unit Value, End of Period                    $  9.922 $    8.770 $    7.777 $    9.659 $   10.494
 Number of Units Outstanding, End of Period                 426,068  1,061,403    963,286    932,750    783,532
---------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period              $ 10.000 $   10.130 $    7.396 $    5.613 $    6.489
 Accumulation Unit Value, End of Period                    $ 10.130 $    7.396 $    5.613 $    6.489 $    7.700
 Number of Units Outstanding, End of Period                 337,753    773,382    539,074    462,973    390,011
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $ 10.000 $    6.386 $    5.891 $    5.295 $    7.819
 Accumulation Unit Value, End of Period                    $  6.386 $    5.891 $    5.295 $    7.819 $    9.497
 Number of Units Outstanding, End of Period                  61,310     73,439    117,274    128,637    112,553
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $ 10.000 $    8.335 $    6.980 $    4.968 $    6.123
 Accumulation Unit Value, End of Period                    $  8.335 $    6.980 $    4.968 $    6.123 $    6.510
 Number of Units Outstanding, End of Period                 182,173    206,607    217,248    207,602    200,709
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $ 10.000 $    9.054 $    7.209 $    5.916 $    7.437
 Accumulation Unit Value, End of Period                    $  9.054 $    7.209 $    5.916 $    7.437 $    8.613
 Number of Units Outstanding, End of Period                  41,665     75,869     98,575    120,003    129,973
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class I
 Accumulation Unit Value, Beginning of Period                     -          - $   10.000 $    7.326 $   10.246
 Accumulation Unit Value, End of Period                           -          - $    7.326 $   10.246 $   12.292
 Number of Units Outstanding, End of Period                       -          -     22,083     69,239     79,478
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $ 10.000 $   10.231 $    9.775 $    6.942 $    9.691
 Accumulation Unit Value, End of Period                    $ 10.231 $    9.775 $    6.942 $    9.691 $   10.957
 Number of Units Outstanding, End of Period                  54,051    274,260    557,452    543,989    541,279
---------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $ 10.000 $   11.503 $   12.465 $   12.117 $   16.552
 Accumulation Unit Value, End of Period                    $ 11.503 $   12.465 $   12.117 $   16.552 $   22.274
 Number of Units Outstanding, End of Period                  20,901     83,055    150,580    156,443    137,651
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                     -          -          -          - $   10.000
 Accumulation Unit Value, End of Period                           -          -          -          - $   11.148
 Number of Units Outstanding, End of Period                       -          -          -          -     28,289
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                     -          - $   10.000 $    8.054 $   10.391
 Accumulation Unit Value, End of Period                           -          - $    8.054 $   10.391 $   12.038
 Number of Units Outstanding, End of Period                       -          -    586,029    781,942    849,641
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class I (1)
 Accumulation Unit Value, Beginning of Period              $ 10.000 $    8.129 $    5.494 $    3.659 $    4.597
 Accumulation Unit Value, End of Period                    $  8.129 $    5.494 $    3.659 $    4.597 $    4.855
 Number of Units Outstanding, End of Period                 472,104    722,796    343,933    288,538    257,735
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class II (1)
 Accumulation Unit Value, Beginning of Period                     - $   10.000 $    8.106 $    5.385 $    6.750
 Accumulation Unit Value, End of Period                           - $    8.106 $    5.385 $    6.750 $    7.111
 Number of Units Outstanding, End of Period                       -    175,128    242,253    221,320    210,046
---------------------------------------------------------------------------------------------------------------


                               40     PROSPECTUS

                                                                  For the Year Ending December 31,
Sub-Accounts                                                  2000     2001     2002     2003     2004
--------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period               $ 10.000 $  8.285 $  6.270 $  4.679 $  5.979
 Accumulation Unit Value, End of Period                     $  8.285 $  6.270 $  4.679 $  5.979 $  6.290
 Number of Units Outstanding, End of Period                   90,817  201,850  144,764  152,197  155,432
--------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                      -        -        -        -        -
 Accumulation Unit Value, End of Period                            -        -        -        -        -
 Number of Units Outstanding, End of Period                        -        -        -        -        -
--------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                      -        -        -        - $ 10.000
 Accumulation Unit Value, End of Period                            -        -        -        - $ 10.838
 Number of Units Outstanding, End of Period                        -        -        -        -    6,388
--------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period               $ 10.000 $  8.000 $  6.026 $  4.265 $  5.667
 Accumulation Unit Value, End of Period                     $  8.000 $  6.026 $  4.265 $  5.667 $  6.404
 Number of Units Outstanding, End of Period                  119,976  269,657  256,501  264,050  257,682
--------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period               $ 10.000 $ 10.242 $ 10.119 $  7.761 $ 10.121
 Accumulation Unit Value, End of Period                     $ 10.242 $ 10.119 $  7.761 $ 10.121 $ 11.106
 Number of Units Outstanding, End of Period                  102,708  642,105  826,573  819,711  771,745
--------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period               $ 10.000 $  7.978 $  6.501 $  4.436 $  5.399
 Accumulation Unit Value, End of Period                     $  7.978 $  6.501 $  4.436 $  5.399 $  5.771
 Number of Units Outstanding, End of Period                  304,578  358,857  306,552  286,209  259,495
--------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -        -        -        - $ 10.000
 Accumulation Unit Value, End of Period                            -        -        -        - $ 10.713
 Number of Units Outstanding, End of Period                        -        -        -        -    1,181
--------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -        -        -        - $ 10.000
 Accumulation Unit Value, End of Period                            -        -        -        - $ 11.259
 Number of Units Outstanding, End of Period                        -        -        -        -   30,303
--------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -        -        -        - $ 10.000
 Accumulation Unit Value, End of Period                            -        -        -        - $ 10.970
 Number of Units Outstanding, End of Period                        -        -        -        -    5,679
--------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                      -        -        -        - $ 10.000
 Accumulation Unit Value, End of Period                            -        -        -        - $ 11.538
 Number of Units Outstanding, End of Period                        -        -        -        -   17,573
--------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period               $ 10.000 $ 10.564 $  9.755 $  7.797 $  9.799
 Accumulation Unit Value, End of Period                     $ 10.564 $  9.755 $  7.797 $  9.799 $ 10.741
 Number of Units Outstanding, End of Period                   73,374  366,952  285,561  355,263  327,179
--------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period               $ 10.000 $  9.016 $  7.061 $  5.735 $  7.272
 Accumulation Unit Value, End of Period                     $  9.016 $  7.061 $  5.735 $  7.272 $  8.337
 Number of Units Outstanding, End of Period                  187,566  474,491  573,617  537,358  464,986
--------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period                      -        - $ 10.000 $  7.308 $ 10.789
 Accumulation Unit Value, End of Period                            -        - $  7.308 $ 10.789 $ 13.435
 Number of Units Outstanding, End of Period                        -        -  257,805  278,343  260,878
--------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period               $ 10.000 $  8.117 $  6.213 $  4.503 $  5.549
 Accumulation Unit Value, End of Period                     $  8.117 $  6.213 $  4.503 $  5.549 $  5.751
 Number of Units Outstanding, End of Period                  211,436  340,965  424,724  410,372  319,118
--------------------------------------------------------------------------------------------------------


                               41     PROSPECTUS

Morgan Stanley Variable Annuity 3 - Prospectus Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered Base Contract

--------------------------------------------------------------------------------

                          Mortality & Expense = 1.25



                                                              For the Year Ending December 31,
Sub-Accounts                                                     2005         2006      2007
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $    7.144   $    8.650 $  9.186
 Accumulation Unit Value, End of Period                       $    8.650   $    9.186 $ 10.819
 Number of Units Outstanding, End of Period                      227,739      204,772  162,276
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $   10.800   $   11.226 $ 12.276
 Accumulation Unit Value, End of Period                       $   11.226   $   12.276 $ 12.582
 Number of Units Outstanding, End of Period                      811,829      688,174  528,128
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $    7.025   $    8.172 $  8.379
 Accumulation Unit Value, End of Period                       $    8.172   $    8.379 $  9.856
 Number of Units Outstanding, End of Period                    1,050,552      827,076  654,237
----------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $    8.118   $    8.679 $ 11.121
 Accumulation Unit Value, End of Period                       $    8.679   $   11.121 $ 12.655
 Number of Units Outstanding, End of Period                      234,229      211,820  135,423
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $    7.074   $    7.429 $  8.675
 Accumulation Unit Value, End of Period                       $    7.429   $    8.675 $  9.986
 Number of Units Outstanding, End of Period                       81,526       73,406   69,193
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $   11.595   $   12.146 $ 14.572
 Accumulation Unit Value, End of Period                       $   12.146   $   14.572 $ 15.349
 Number of Units Outstanding, End of Period                      253,561      264,127  192,603
----------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $    5.623   $    5.654 $  6.081
 Accumulation Unit Value, End of Period                       $    5.654   $    6.081 $  6.233
 Number of Units Outstanding, End of Period                      239,792      169,994  125,010
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $   11.915   $   12.544 $ 14.104
 Accumulation Unit Value, End of Period                       $   12.544   $   14.104 $ 14.312
 Number of Units Outstanding, End of Period                      198,756      180,290  132,123
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $   13.309   $   13.535 $ 14.067
 Accumulation Unit Value, End of Period                       $   13.535   $   14.067 $ 14.672
 Number of Units Outstanding, End of Period                    1,005,575      811,450  699,813
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $   11.132   $   11.149 $ 11.443
 Accumulation Unit Value, End of Period                       $   11.149   $   11.443 $ 11.605
 Number of Units Outstanding, End of Period                      573,784      498,856  363,337
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $   10.291   $   10.410 $ 10.718
 Accumulation Unit Value, End of Period                       $   10.410   $   10.718 $ 11.067
 Number of Units Outstanding, End of Period                      520,195      473,348  389,279
----------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $    8.075   $    8.321 $  9.458
 Accumulation Unit Value, End of Period                       $    8.321   $    9.458 $  9.798
 Number of Units Outstanding, End of Period                    1,419,666    1,199,301  858,655
----------------------------------------------------------------------------------------------


                               42     PROSPECTUS

                                                           For the Year Ending December 31,
Sub-Accounts                                                 2005       2006       2007
-------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period              $ 10.494   $ 11.188   $ 12.667
 Accumulation Unit Value, End of Period                    $ 11.188   $ 12.667   $ 13.542
 Number of Units Outstanding, End of Period                 610,562    483,042    344,448
-------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period              $  7.700   $  8.687   $ 10.288
 Accumulation Unit Value, End of Period                    $  8.687   $ 10.288   $ 12.183
 Number of Units Outstanding, End of Period                 355,076    290,239    213,254
-------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $  9.497   $ 12.542   $ 16.971
 Accumulation Unit Value, End of Period                    $ 12.542   $ 16.971   $ 23.514
 Number of Units Outstanding, End of Period                 110,994     90,909     63,180
-------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $  6.510   $  7.432   $  7.634
 Accumulation Unit Value, End of Period                    $  7.432   $  7.634   $  9.181
 Number of Units Outstanding, End of Period                 152,389    180,242    145,613
-------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $  8.613   $  9.439   $ 11.653
 Accumulation Unit Value, End of Period                    $  9.439   $ 11.653   $ 13.173
 Number of Units Outstanding, End of Period                 128,034    126,493    107,935
-------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $ 12.292   $ 14.258   $ 15.373
 Accumulation Unit Value, End of Period                    $ 14.258   $ 15.373   $ 18.603
 Number of Units Outstanding, End of Period                  75,045     84,049     54,578
-------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $ 10.957   $ 12.141   $ 14.458
 Accumulation Unit Value, End of Period                    $ 12.141   $ 14.458   $ 15.382
 Number of Units Outstanding, End of Period                 463,148    389,524    271,927
-------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $ 22.274   $ 25.724   $ 35.036
 Accumulation Unit Value, End of Period                    $ 25.724   $ 35.036   $ 28.663
 Number of Units Outstanding, End of Period                 121,936    105,373     76,408
-------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              $ 11.148   $ 12.221   $ 12.651
 Accumulation Unit Value, End of Period                    $ 12.221   $ 12.651   $ 14.677
 Number of Units Outstanding, End of Period                  34,063     35,502     30,778
-------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class II
 Accumulation Unit Value, Beginning of Period              $ 12.038   $ 12.366   $ 14.158
 Accumulation Unit Value, End of Period                    $ 12.366   $ 14.158   $ 13.642
 Number of Units Outstanding, End of Period                 874,617    795,608    563,059
-------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class I (1)
 Accumulation Unit Value, Beginning of Period              $  4.855   $  5.170   $  5.246
 Accumulation Unit Value, End of Period                    $  5.170   $  5.246   $  6.054
 Number of Units Outstanding, End of Period                 214,331    181,710    135,127
-------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class II (1)
 Accumulation Unit Value, Beginning of Period              $  7.111   $  7.551   $  7.646
 Accumulation Unit Value, End of Period                    $  7.551   $  7.646   $  8.798
 Number of Units Outstanding, End of Period                 184,695    164,496    117,771
-------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period              $  6.290   $  6.754   $  7.084
 Accumulation Unit Value, End of Period                    $  6.754   $  7.084   $  7.828
 Number of Units Outstanding, End of Period                 215,906    255,483    274,469
-------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                     -   $ 10.000   $ 10.818
 Accumulation Unit Value, End of Period                           -   $ 10.818   $ 11.538
 Number of Units Outstanding, End of Period                       -    314,621    222,562
-------------------------------------------------------------------------------------------


                               43     PROSPECTUS

                                                            For the Year Ending December 31,
Sub-Accounts                                                  2005       2006       2007
--------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period               $ 10.838   $ 11.508   $ 12.630
 Accumulation Unit Value, End of Period                     $ 11.508   $ 12.630   $ 13.650
 Number of Units Outstanding, End of Period                   14,794     16,695     12,652
--------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period               $  6.404   $  7.053   $  6.873
 Accumulation Unit Value, End of Period                     $  7.053   $  6.873   $  7.639
 Number of Units Outstanding, End of Period                  225,528    170,381    107,566
--------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period               $ 11.106   $ 11.461   $ 13.228
 Accumulation Unit Value, End of Period                     $ 11.461   $ 13.228   $ 13.684
 Number of Units Outstanding, End of Period                  704,582    574,562    411,598
--------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period               $  5.771   $  6.539   $  6.410
 Accumulation Unit Value, End of Period                     $  6.539   $  6.410   $  7.185
 Number of Units Outstanding, End of Period                  260,704    268,191    175,058
--------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               $ 10.713   $ 10.920   $ 11.782
 Accumulation Unit Value, End of Period                     $ 10.920   $ 11.782   $ 11.939
 Number of Units Outstanding, End of Period                   12,375      8,082      7,802
--------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               $ 11.259   $ 11.286   $ 13.166
 Accumulation Unit Value, End of Period                     $ 11.286   $ 13.166   $ 13.477
 Number of Units Outstanding, End of Period                   72,954    138,166    136,424
--------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               $ 10.970   $ 11.965   $ 13.975
 Accumulation Unit Value, End of Period                     $ 11.965   $ 13.975   $ 14.266
 Number of Units Outstanding, End of Period                   38,802     71,535     73,763
--------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period               $ 11.538   $ 12.541   $ 15.027
 Accumulation Unit Value, End of Period                     $ 12.541   $ 15.027   $ 17.116
 Number of Units Outstanding, End of Period                   53,868     63,797     68,905
--------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period               $ 10.741   $ 11.152   $ 12.753
 Accumulation Unit Value, End of Period                     $ 11.152   $ 12.753   $ 11.822
 Number of Units Outstanding, End of Period                  285,586    206,667    155,345
--------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period               $  8.337   $  9.229   $ 11.629
 Accumulation Unit Value, End of Period                     $  9.229   $ 11.629   $ 12.432
 Number of Units Outstanding, End of Period                  440,036    444,760    258,927
--------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period               $ 13.435   $ 14.188   $ 16.419
 Accumulation Unit Value, End of Period                     $ 14.188   $ 16.419   $ 14.137
 Number of Units Outstanding, End of Period                  253,085    216,399    112,304
--------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period               $  5.751   $  5.997   $  6.238
 Accumulation Unit Value, End of Period                     $  5.997   $  6.238   $  6.494
 Number of Units Outstanding, End of Period                  286,756    220,007    174,855
--------------------------------------------------------------------------------------------



* Contracts were first offered on June 5, 2000. All the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Van Kampen LIT Strategic Growth, Class II Sub-Account which commenced operations on May 17, 2001, and the Van Kampen UIF Mid Cap Growth, Class I Sub-Account, Van Kampen LIT Comstock, Class II Sub-Account, and Putnam VT Small Cap Value
  - Class IB Sub-Account which commenced operations on May 1, 2002. The Van Kampen LIT Aggressive Growth, Class II Sub-Account, AIM V.I. Mid Cap Core Equity - Series I Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account and FTVIP Templeton Foreign Securities - Class 2 Sub-Account were first offered on May 1, 2004, the AIM V.I. Core Equity - Series I Sub-Account was first offered as of May 1, 2006. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

(1)The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio - Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.


                               44     PROSPECTUS

Accumulation Unit Values and Number of
Accumulation Units Outstanding for Each Sub-Account
Since Contracts Were First Offered (With The
Enhanced Earnings Death Benefit Plus Option {Age 66-75} and the Income and Death Benefit Combination Option 2)

--------------------------------------------------------------------------------


                                                                   For the Year Ending December 31,
Sub-Accounts                                                   2001     2002     2003     2004     2005
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.157 $  6.912 $  8.504 $  9.356
 Accumulation Unit Value, End of Period                       $ 9.157 $  6.912 $  8.504 $  9.356 $ 11.234
 Number of Units Outstanding, End of Period                     3,625   34,442   36,657   21,802   19,146
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.282 $  7.424 $  9.262 $  9.804
 Accumulation Unit Value, End of Period                       $ 9.282 $  7.424 $  9.262 $  9.804 $ 10.105
 Number of Units Outstanding, End of Period                    66,076  151,394  187,461  182,934  142,402
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.190 $  7.061 $  8.466 $  9.181
 Accumulation Unit Value, End of Period                       $ 9.190 $  7.061 $  8.466 $  9.181 $ 10.589
 Number of Units Outstanding, End of Period                    42,655  134,909  161,433  150,953  128,743
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.526 $  7.312 $  9.206 $ 10.130
 Accumulation Unit Value, End of Period                       $ 9.526 $  7.312 $  9.206 $ 10.130 $ 10.739
 Number of Units Outstanding, End of Period                     7,447   49,709   49,736   50,739   42,930
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $  8.948 $  6.920 $  8.852 $  9.723
 Accumulation Unit Value, End of Period                       $ 8.948 $  6.920 $  8.852 $  9.723 $ 10.125
 Number of Units Outstanding, End of Period                     2,373    7,000    7,473    6,162    4,844
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.656 $  8.244 $ 10.617 $ 11.907
 Accumulation Unit Value, End of Period                       $ 9.656 $  8.244 $ 10.617 $ 11.907 $ 12.368
 Number of Units Outstanding, End of Period                    15,650   55,252   66,972   69,173   58,205
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $  7.694 $  6.973 $  8.692 $  9.316
 Accumulation Unit Value, End of Period                       $ 7.694 $  6.973 $  8.692 $  9.316 $  9.289
 Number of Units Outstanding, End of Period                    11,886   28,418   57,287   26,938   24,907
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.597 $  8.641 $ 10.187 $ 11.034
 Accumulation Unit Value, End of Period                       $ 9.597 $  8.641 $ 10.187 $ 11.034 $ 11.518
 Number of Units Outstanding, End of Period                    11,722   38,298   40,683   37,223   38,479
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.389 $ 10.698 $ 11.311 $ 11.627
 Accumulation Unit Value, End of Period                       $10.389 $ 10.698 $ 11.311 $ 11.627 $ 11.724
 Number of Units Outstanding, End of Period                    83,474  208,916  184,067  120,227   78,497
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.247 $ 10.406 $ 10.381 $ 10.274
 Accumulation Unit Value, End of Period                       $10.247 $ 10.406 $ 10.381 $ 10.274 $ 10.203
 Number of Units Outstanding, End of Period                    32,220   82,074   86,453   76,730   59,571
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.022 $  9.911 $  9.735 $  9.582
 Accumulation Unit Value, End of Period                       $10.022 $  9.911 $  9.735 $  9.582 $  9.612
 Number of Units Outstanding, End of Period                    59,819  142,108  178,188   41,556   39,922
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.419 $  7.125 $  8.890 $  9.591
 Accumulation Unit Value, End of Period                       $ 9.419 $  7.125 $  8.890 $  9.591 $  9.799
 Number of Units Outstanding, End of Period                    24,696   96,995  138,852  140,324  120,601
---------------------------------------------------------------------------------------------------------


                               45     PROSPECTUS

                                                                For the Year Ending December 31,
Sub-Accounts                                                2001     2002     2003     2004     2005
------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period              $10.000 $  9.503 $  8.356 $ 10.290 $ 11.085
 Accumulation Unit Value, End of Period                    $ 9.503 $  8.356 $ 10.290 $ 11.085 $ 11.718
 Number of Units Outstanding, End of Period                 36,980   85,975   97,199   82,276   70,690
------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period              $10.000 $  8.283 $  6.232 $  7.144 $  8.406
 Accumulation Unit Value, End of Period                    $ 8.283 $  6.232 $  7.144 $  8.406 $  9.403
 Number of Units Outstanding, End of Period                 17,626   31,085   41,878   40,647   36,244
------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $10.000 $  9.736 $  8.676 $ 12.703 $ 15.299
 Accumulation Unit Value, End of Period                    $ 9.736 $  8.676 $ 12.703 $ 15.299 $ 20.035
 Number of Units Outstanding, End of Period                  3,571    6,324    4,688    6,847   11,855
------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $10.000 $  9.604 $  6.777 $  8.282 $  8.732
 Accumulation Unit Value, End of Period                    $ 9.604 $  6.777 $  8.282 $  8.732 $  9.884
 Number of Units Outstanding, End of Period                  4,178    8,993   12,298   13,989   20,721
------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $10.000 $  9.069 $  7.380 $  9.199 $ 10.564
 Accumulation Unit Value, End of Period                    $ 9.069 $  7.380 $  9.199 $ 10.564 $ 11.479
 Number of Units Outstanding, End of Period                  5,001    8,835    8,460    7,719    7,505
------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio - Class I
 Accumulation Unit Value, Beginning of Period                    - $ 10.000 $  7.284 $ 10.102 $ 12.016
 Accumulation Unit Value, End of Period                          - $  7.284 $ 10.102 $ 12.016 $ 13.821
 Number of Units Outstanding, End of Period                      -   21,474   44,789   40,019   38,555
------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $10.000 $  9.826 $  6.918 $  9.577 $ 10.736
 Accumulation Unit Value, End of Period                    $ 9.826 $  6.918 $  9.577 $ 10.736 $ 11.796
 Number of Units Outstanding, End of Period                 34,561  159,570  108,644   96,549   84,584
------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class I
 Accumulation Unit Value, Beginning of Period              $10.000 $ 10.225 $  9.855 $ 13.349 $ 17.812
 Accumulation Unit Value, End of Period                    $10.225 $  9.855 $ 13.349 $ 17.812 $ 20.396
 Number of Units Outstanding, End of Period                 16,325   49,735   43,639   43,644   35,891
------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                    -        -        - $ 10.000 $ 11.084
 Accumulation Unit Value, End of Period                          -        -        - $ 11.084 $ 12.048
 Number of Units Outstanding, End of Period                      -        -        -   14,991    9,733
------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio - Class II
 Accumulation Unit Value, Beginning of Period                    - $ 10.000 $  8.008 $ 10.245 $ 11.768
 Accumulation Unit Value, End of Period                          - $  8.008 $ 10.245 $ 11.768 $ 11.986
 Number of Units Outstanding, End of Period                      -  197,550  137,220  145,475  121,757
------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class I (1)
 Accumulation Unit Value, Beginning of Period              $10.000 $  9.241 $  5.781 $  7.201 $  7.540
 Accumulation Unit Value, End of Period                    $ 9.241 $  5.781 $  7.201 $  7.540 $  7.962
 Number of Units Outstanding, End of Period                      0    9,693   10,484    5,962    3,696
------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio - Class II (1)
 Accumulation Unit Value, Beginning of Period              $10.000 $  8.740 $  5.757 $  7.155 $  7.474
 Accumulation Unit Value, End of Period                    $ 8.740 $  5.757 $  7.155 $  7.474 $  7.870
 Number of Units Outstanding, End of Period                 33,708   74,725   88,587   59,538   48,503
------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period              $10.000 $  9.206 $  6.812 $  8.631 $  9.002
 Accumulation Unit Value, End of Period                    $ 9.206 $  6.812 $  8.631 $  9.002 $  9.585
 Number of Units Outstanding, End of Period                 13,272   48,520   49,580   45,718   32,142
------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                    -        -        -        -        -
 Accumulation Unit Value, End of Period                          -        -        -        -        -
 Number of Units Outstanding, End of Period                      -        -        -        -        -
------------------------------------------------------------------------------------------------------


                               46     PROSPECTUS

                                                                 For the Year Ending December 31,
Sub-Accounts                                                 2001     2002     2003     2004     2005
-------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                     -        -        - $ 10.000 $ 10.776
 Accumulation Unit Value, End of Period                           -        -        - $ 10.776 $ 11.345
 Number of Units Outstanding, End of Period                       -        -        -       41       49
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period               $10.000 $  9.101 $  6.386 $  8.416 $  9.429
 Accumulation Unit Value, End of Period                     $ 9.101 $  6.386 $  8.416 $  9.429 $ 10.297
 Number of Units Outstanding, End of Period                   1,281   20,135   27,475   27,853   31,006
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period               $10.000 $  9.490 $  7.217 $  9.332 $ 10.153
 Accumulation Unit Value, End of Period                     $ 9.490 $  7.217 $  9.332 $ 10.153 $ 10.389
 Number of Units Outstanding, End of Period                  73,305  169,183  165,403  155,011  128,916
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period               $10.000 $  9.288 $  6.283 $  7.583 $  8.037
 Accumulation Unit Value, End of Period                     $ 9.288 $  6.283 $  7.583 $  8.037 $  9.030
 Number of Units Outstanding, End of Period                  17,059   36,076   52,980   45,259   26,842
-------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                     -        -        - $ 10.000 $ 10.651
 Accumulation Unit Value, End of Period                           -        -        - $ 10.651 $ 10.763
 Number of Units Outstanding, End of Period                       -        -        -      772    6,242
-------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                     -        -        - $ 10.000 $ 11.194
 Accumulation Unit Value, End of Period                           -        -        - $ 11.194 $ 11.124
 Number of Units Outstanding, End of Period                       -        -        -   27,077   38,953
-------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                     -        -        - $ 10.000 $ 10.906
 Accumulation Unit Value, End of Period                           -        -        - $ 10.906 $ 11.794
 Number of Units Outstanding, End of Period                       -        -        -    5,220   16,167
-------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                     -        -        - $ 10.000 $ 11.472
 Accumulation Unit Value, End of Period                           -        -        - $ 11.472 $ 12.362
 Number of Units Outstanding, End of Period                       -        -        -    4,198   17,260
-------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period               $10.000 $  9.424 $  7.468 $  9.307 $ 10.116
 Accumulation Unit Value, End of Period                     $ 9.424 $  7.468 $  9.307 $ 10.116 $ 10.414
 Number of Units Outstanding, End of Period                  21,590   50,216   58,800   43,382   34,460
-------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period               $10.000 $  9.150 $  7.369 $  9.265 $ 10.531
 Accumulation Unit Value, End of Period                     $ 9.150 $  7.369 $  9.265 $ 10.531 $ 11.560
 Number of Units Outstanding, End of Period                  12,096   91,404   56,386   58,334   41,656
-------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
 Accumulation Unit Value, Beginning of Period                     - $ 10.000 $  7.266 $ 10.637 $ 13.134
 Accumulation Unit Value, End of Period                           - $  7.266 $ 10.637 $ 13.134 $ 13.752
 Number of Units Outstanding, End of Period                       -   83,657   52,971   40,838   35,746
-------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period               $10.000 $  9.087 $  6.531 $  7.980 $  8.199
 Accumulation Unit Value, End of Period                     $ 9.087 $  6.531 $  7.980 $  8.199 $  8.478
 Number of Units Outstanding, End of Period                  25,087   47,887   48,058   37,632   34,095
-------------------------------------------------------------------------------------------------------


                               47     PROSPECTUS

Morgan Stanley Variable Annuity 3 - Prospectus Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered With the Enhanced Earnings Death Benefit Plus Option (Age 66-75) and the Income and Death Benefit Combination Option2

--------------------------------------------------------------------------------

                           Mortality & Expense = 2.1



                                                              For the Year Ending
                                                                December 31,
Sub-Accounts                                                    2006      2007
---------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 11.234  $ 11.829
 Accumulation Unit Value, End of Period                       $ 11.829  $ 13.814
 Number of Units Outstanding, End of Period                     18,704    16,082
---------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.105  $ 10.956
 Accumulation Unit Value, End of Period                       $ 10.956  $ 11.134
 Number of Units Outstanding, End of Period                    132,871   112,405
---------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.589  $ 10.765
 Accumulation Unit Value, End of Period                       $ 10.765  $ 12.556
 Number of Units Outstanding, End of Period                    117,118    80,969
---------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.739  $ 13.644
 Accumulation Unit Value, End of Period                       $ 13.644  $ 15.394
 Number of Units Outstanding, End of Period                     41,036    22,836
---------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.125  $ 11.723
 Accumulation Unit Value, End of Period                       $ 11.723  $ 13.379
 Number of Units Outstanding, End of Period                      4,835     3,074
---------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 12.368  $ 14.714
 Accumulation Unit Value, End of Period                       $ 14.714  $ 15.365
 Number of Units Outstanding, End of Period                     52,241    47,585
---------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $  9.289  $  9.906
 Accumulation Unit Value, End of Period                       $  9.906  $ 10.067
 Number of Units Outstanding, End of Period                     20,594    15,346
---------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 11.518  $ 12.841
 Accumulation Unit Value, End of Period                       $ 12.841  $ 12.920
 Number of Units Outstanding, End of Period                     32,246    23,533
---------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 11.724  $ 12.082
 Accumulation Unit Value, End of Period                       $ 12.082  $ 12.495
 Number of Units Outstanding, End of Period                     80,658    91,664
---------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $ 10.203  $ 10.383
 Accumulation Unit Value, End of Period                       $ 10.383  $ 10.441
 Number of Units Outstanding, End of Period                     56,300    45,662
---------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class Y
 Accumulation Unit Value, Beginning of Period                 $  9.612  $  9.813
 Accumulation Unit Value, End of Period                       $  9.813  $ 10.046
 Number of Units Outstanding, End of Period                     43,346    75,997
---------------------------------------------------------------------------------


                               48     PROSPECTUS

                                                             For the Year Ending
                                                               December 31,
  Sub-Accounts                                                 2006      2007
  ------------------------------------------------------------------------------
  Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period              $  9.799   $11.045
   Accumulation Unit Value, End of Period                    $ 11.045   $11.344
   Number of Units Outstanding, End of Period                 100,807    82,340
  ------------------------------------------------------------------------------
  Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period              $ 11.718   $13.155
   Accumulation Unit Value, End of Period                    $ 13.155   $13.945
   Number of Units Outstanding, End of Period                  63,990    58,218
  ------------------------------------------------------------------------------
  Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period              $  9.403   $11.042
   Accumulation Unit Value, End of Period                    $ 11.042   $12.965
   Number of Units Outstanding, End of Period                  31,667    29,383
  ------------------------------------------------------------------------------
  Van Kampen UIF Emerging Markets Equity Portfolio - Class I
   Accumulation Unit Value, Beginning of Period              $ 20.035   $26.880
   Accumulation Unit Value, End of Period                    $ 26.880   $36.928
   Number of Units Outstanding, End of Period                   9,024     7,939
  ------------------------------------------------------------------------------
  Van Kampen UIF Equity Growth Portfolio - Class I
   Accumulation Unit Value, Beginning of Period              $  9.884   $10.067
   Accumulation Unit Value, End of Period                    $ 10.067   $12.003
   Number of Units Outstanding, End of Period                  24,826    22,896
  ------------------------------------------------------------------------------
  Van Kampen UIF International Magnum Portfolio - Class I
   Accumulation Unit Value, Beginning of Period              $ 11.479   $14.052
   Accumulation Unit Value, End of Period                    $ 14.052   $15.750
   Number of Units Outstanding, End of Period                   8,894     5,224
  ------------------------------------------------------------------------------
  Van Kampen UIF Mid Cap Growth Portfolio - Class I
   Accumulation Unit Value, Beginning of Period              $ 13.821   $14.775
   Accumulation Unit Value, End of Period                    $ 14.775   $17.728
   Number of Units Outstanding, End of Period                  34,841    28,595
  ------------------------------------------------------------------------------
  Van Kampen UIF U.S. Mid Cap Value Portfolio - Class I
   Accumulation Unit Value, Beginning of Period              $ 11.796   $13.928
   Accumulation Unit Value, End of Period                    $ 13.928   $14.693
   Number of Units Outstanding, End of Period                  66,275    57,793
  ------------------------------------------------------------------------------
  Van Kampen UIF U.S. Real Estate Portfolio - Class I
   Accumulation Unit Value, Beginning of Period              $ 20.396   $27.546
   Accumulation Unit Value, End of Period                    $ 27.546   $22.344
   Number of Units Outstanding, End of Period                  28,872    28,916
  ------------------------------------------------------------------------------
  Van Kampen LIT Aggressive Growth Portfolio - Class II
   Accumulation Unit Value, Beginning of Period              $ 12.048   $12.366
   Accumulation Unit Value, End of Period                    $ 12.366   $14.225
   Number of Units Outstanding, End of Period                   9,940     9,234
  ------------------------------------------------------------------------------
  Van Kampen LIT Comstock Portfolio - Class II
   Accumulation Unit Value, Beginning of Period              $ 11.986   $13.608
   Accumulation Unit Value, End of Period                    $ 13.608   $13.000
   Number of Units Outstanding, End of Period                 116,192    91,124
  ------------------------------------------------------------------------------
  Van Kampen LIT Strategic Growth Portfolio - Class I (1)
   Accumulation Unit Value, Beginning of Period              $  7.962   $ 8.011
   Accumulation Unit Value, End of Period                    $  8.011   $ 9.165
   Number of Units Outstanding, End of Period                   3,062     2,234
  ------------------------------------------------------------------------------
  Van Kampen LIT Strategic Growth Portfolio - Class II (1)
   Accumulation Unit Value, Beginning of Period              $  7.870   $ 7.901
   Accumulation Unit Value, End of Period                    $  7.901   $ 9.015
   Number of Units Outstanding, End of Period                  47,902    38,746
  ------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period              $  9.585   $ 9.968
   Accumulation Unit Value, End of Period                    $  9.968   $10.921
   Number of Units Outstanding, End of Period                  36,864    25,815
  ------------------------------------------------------------------------------


                               49     PROSPECTUS

                                                              For the Year Ending
                                                                December 31,
  Sub-Accounts                                                  2006      2007
  -------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period               $ 10.000   $10.756
   Accumulation Unit Value, End of Period                     $ 10.756   $11.375
   Number of Units Outstanding, End of Period                   40,723    25,757
  -------------------------------------------------------------------------------
  AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period               $ 11.345   $12.347
   Accumulation Unit Value, End of Period                     $ 12.347   $13.230
   Number of Units Outstanding, End of Period                      511     2,971
  -------------------------------------------------------------------------------
  AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period               $ 10.297   $ 9.949
   Accumulation Unit Value, End of Period                     $  9.949   $10.963
   Number of Units Outstanding, End of Period                   23,602    20,580
  -------------------------------------------------------------------------------
  AllianceBernstein VPS Growth and Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period               $ 10.389   $11.890
   Accumulation Unit Value, End of Period                     $ 11.890   $12.195
   Number of Units Outstanding, End of Period                  109,590    88,398
  -------------------------------------------------------------------------------
  AllianceBernstein VPS Large Cap Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period               $  9.030   $ 8.777
   Accumulation Unit Value, End of Period                     $  8.777   $ 9.754
   Number of Units Outstanding, End of Period                   25,192    19,456
  -------------------------------------------------------------------------------
  FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period               $ 10.763   $11.516
   Accumulation Unit Value, End of Period                     $ 11.516   $11.570
   Number of Units Outstanding, End of Period                      734       694
  -------------------------------------------------------------------------------
  FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period               $ 11.124   $12.868
   Accumulation Unit Value, End of Period                     $ 12.868   $13.060
   Number of Units Outstanding, End of Period                   39,348    36,169
  -------------------------------------------------------------------------------
  FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period               $ 11.794   $13.659
   Accumulation Unit Value, End of Period                     $ 13.659   $13.825
   Number of Units Outstanding, End of Period                   23,031    25,553
  -------------------------------------------------------------------------------
  FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period               $ 12.362   $14.687
   Accumulation Unit Value, End of Period                     $ 14.687   $16.586
   Number of Units Outstanding, End of Period                   16,838    18,229
  -------------------------------------------------------------------------------
  Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period               $ 10.414   $11.809
   Accumulation Unit Value, End of Period                     $ 11.809   $10.853
   Number of Units Outstanding, End of Period                   31,512    26,909
  -------------------------------------------------------------------------------
  Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period               $ 11.560   $14.443
   Accumulation Unit Value, End of Period                     $ 14.443   $15.310
   Number of Units Outstanding, End of Period                   38,366    31,740
  -------------------------------------------------------------------------------
  Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period               $ 13.752   $15.781
   Accumulation Unit Value, End of Period                     $ 15.781   $13.472
   Number of Units Outstanding, End of Period                   29,283    23,113
  -------------------------------------------------------------------------------
  Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period               $  8.478   $ 8.745
   Accumulation Unit Value, End of Period                     $  8.745   $ 9.026
   Number of Units Outstanding, End of Period                   32,627    28,466
  -------------------------------------------------------------------------------



* Contracts with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on May 1, 2001. All the Variable Sub-Accounts were first offered with these options on May 1, 2001 except for the Van Kampen LIT Strategic Growth, Class II Sub-Account which commenced operations May 17, 2001, and the Van Kampen UIF Mid Cap Growth, Class I Sub- Account, Van Kampen LIT Comstock, Class II Sub-Account, and Putnam VT Small Cap Value - Class IB Sub-Account which commenced operations on May 1, 2002. The Van Kampen LIT Aggressive Growth, Class II Sub-Account, AIM V.I. Mid Cap Core Equity - Series I Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account and FTVIP Templeton Foreign Securities - Class 2 Sub-Account were first offered on May 1, 2004, the AIM V.I. Core Equity - Series I Sub-Account was first offered as of May 1, 2006. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

(1)The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio - Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.


                               50     PROSPECTUS

Statement of Additional Information
Table of Contents
--------------------------------------------------------------------------------

                    ----------------------------------------
                    Additions, Deletions or Substitutions
                     of Investments
                    ----------------------------------------
                    The Contract
                    ----------------------------------------
                       Purchase of Contracts
                    ----------------------------------------
                    Calculation of Accumulation Unit
                     Values
                    ----------------------------------------
                    Net Investment Factor
                    ----------------------------------------
                    Calculation of Variable Amount Income
                     Payments
                    ----------------------------------------
                    Calculation of Annuity Unit Values
                    ----------------------------------------
                    ----------------------------------------
                    General Matters
                    ----------------------------------------
                       Incontestability
                    ----------------------------------------
                       Settlements
                    ----------------------------------------
                       Safekeeping of the Variable
                       Account's Assets
                    ----------------------------------------
                    Experts
                    ----------------------------------------
                    Financial Statements
                    ----------------------------------------
                    Appendix A-Accumulation Unit Values
                    ----------------------------------------
This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. We do not authorize anyone to provide any information or representations regarding the offering described in this prospectus other than as contained in this prospectus.

                               51     PROSPECTUS

41336

[LOGO]

                      MORGAN STANLEY VARIABLE ANNUITY II

                        Allstate Life Insurance Company
                      Statement of Additional Information

                Allstate Financial Advisors Separate Account I

                               Dated May 1, 2008
                                P.O. Box 758565
                             Topeka, KS 66675-8565
                               1 (800) 457-7617

This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity II Contracts ("VA II Contracts"). This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated May 1, 2008, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each form of Contract described above.

TABLE OF CONTENTS


Additions, Deletions or Substitutions of Investments  2
The Contract                                          2
   Purchases                                          2
   Tax-free Exchanges (1035 Exchanges, Rollovers and  3
   Transfers)
   Calculation of Accumulation Unit Values            3
   Calculation of Variable Income Payments            4
General Matters                                       5
   Incontestability                                   5
   Settlements                                        5
   Safekeeping of the Variable Account's Assets       5
   Premium Taxes                                      5
   Tax Reserves                                       5
Experts                                               6
Financial Statements                                  6
Appendix A - Accumulation Unit Values                 A-1

             ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.


We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.


We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.


PURCHASES

Morgan Stanley & Co. Incorporated is the principal underwriter and distributor of the Contracts. We are no longer offering the Contracts in all states. Please check with your Morgan Stanley Financial Advisor for availability.

For the Variable Account, we paid commissions to Morgan Stanley & Co. Incorporated of $39,410,626, $32,225,579 and $15,977,935 for the years 2005,
2006 and 2007 respectively.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


CALCULATION OF ACCUMULATION UNIT VALUES


The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.


NET INVESTMENT FACTOR


The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

   (A) is the sum of:

       (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

       (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS


We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.


SETTLEMENTS


The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.


PREMIUM TAXES


Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS


The financial statements and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 and related consolidated financial statement schedules, and

   . the financial statements of the sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2007 and for each of the periods in the two-year period then ended,

The consolidated financial statements and related financial statement schedules of Allstate included herein should be considered only as bearing upon the ability of Allstate to meet its obligations under the Contracts.

                                  APPENDIX A
                           ACCUMULATION UNIT VALUES

                 Morgan Stanley Variable Annuity II Contracts

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. The following tables show the Accumulation Unit Values for all other classes of Accumulation Units available under the Morgan Stanley Variable Annuity II Contracts.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

The Morgan Stanley VIS Money Market, Morgan Stanley VIS Quality Income, Morgan Stanley VIS High Yield, Morgan Stanley VIS Utilities, Morgan Stanley VIS Dividend Growth, Morgan Stanley VIS Equity and Morgan Stanley VIS Strategist Variable Sub-Accounts were first offered on October 25, 1990. The Morgan Stanley VIS European Growth Variable Sub-Account was first offered on March 1, 1991. The Morgan Stanley VIS Global Dividend and Morgan Stanley VIS Pacific Growth Variable Sub-Accounts were first offered on February 23, 1994. The Morgan Stanley VIS Income Builder Variable Sub-Account was first offered on January 21, 1997. The Equity Growth, International Magnum, Emerging Markets Equity, and Emerging Growth Variable Sub-Accounts were first offered on March 16, 1998. The Morgan Stanley VIS S&P 500 Index, Morgan Stanley VIS Global Advantage and Van Kampen UIF U.S. Real Estate Variable Sub-Accounts were first offered on May 18, 1998. The Morgan Stanley VIS Limited Duration and Morgan Stanley VIS Aggressive Equity Variable Sub-Accounts were first offered on
May 3, 1999. The Van Kampen UIF S. Mid Cap Value Sub-Account, the AIM V.I. Capital Appreciation, Growth and AIM V.I. Premier Equity Variable Sub-Accounts, the AllianceBernstein Growth, Growth and Income, and AllianceBernstein Premier Growth Variable Sub-Accounts, and the Putnam VT Growth and Income, Putnam VT International Equity and Putnam VT Voyager Variable Sub-Accounts were first offered on January 31, 2000. The Van Kampen UIF Mid Cap Growth, Van Kampen LIT Comstock, LSA Aggressive Growth, and Putnam VT Small Cap Variable Sub-Accounts were first offered on May 1, 2002.

The Van Kampen LIT Aggressive Growth, AIM V.I. MID CAP CORE EQUITY, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities and FTVIP Templeton Foreign Securities Variable Sub-Accounts were first offered on May 1, 2004, the AIM V.I. Core Equity- Series I Sub-Account was first offered on May 1, 2006.


   Sub-Account Name as of December 31,
 2007 (as appears in the following tables
       of Accumulation Unit Values)           Sub-Account Name as of May 1, 2008
 ----------------------------------------     ----------------------------------
  Van Kampen UIF Equity Growth Portfolio         UIF Capital Growth Portfolio
   Morgan Stanley VIS Equity Portfolio     Morgan Stanley VIS Capital Opportunities
Van Kampen LIT Aggressive Growth Portfolio Van Kampen LIT Mid Cap Growth Portfolio
Van Kampen LIT Strategic Growth Portfolio  Van Kampen LIT Capital Growth Portfolio

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
                         WITH THE LONGEVITY REWARD RIDER

                           Mortality & Expense = 1.18



                                                                    For the Year Ending December 31
Sub-Accounts                                                     2000       2001       2002       2003
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   10.000 $    9.695 $    6.847 $    5.232
 Accumulation Unit Value, End of Period                       $    9.695 $    6.847 $    5.232 $    6.511
 Number of Units Outstanding, End of Period                       72,420     69,330     78,923     57,670
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   10.000 $   10.702 $   10.016 $    8.107
 Accumulation Unit Value, End of Period                       $   10.702 $   10.016 $    8.107 $   10.236
 Number of Units Outstanding, End of Period                      996,619  1,735,966  2,069,193  1,985,789
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   10.000 $    9.543 $    6.890 $    5.359
 Accumulation Unit Value, End of Period                       $    9.543 $    6.890 $    5.359 $    6.497
 Number of Units Outstanding, End of Period                    1,289,081  1,905,766  2,177,746  2,098,413
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   10.000 $    9.208 $    7.476 $    5.805
 Accumulation Unit Value, End of Period                       $    9.208 $    7.476 $    5.805 $    7.394
 Number of Units Outstanding, End of Period                      434,294    649,898    776,990    738,423
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   10.000 $    8.434 $    6.383 $    4.990
 Accumulation Unit Value, End of Period                       $    8.434 $    6.383 $    4.990 $    6.460
 Number of Units Outstanding, End of Period                       36,893     26,764     40,415     41,645
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   10.000 $    9.951 $    9.209 $    7.954
 Accumulation Unit Value, End of Period                       $    9.951 $    9.209 $    7.954 $   10.372
 Number of Units Outstanding, End of Period                      220,380    383,696    500,284    543,582
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   10.000 $    6.956 $    4.550 $    4.171
 Accumulation Unit Value, End of Period                       $    6.956 $    4.550 $    4.171 $    5.260
 Number of Units Outstanding, End of Period                       94,315     39,386    171,317    262,468
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   10.000 $   10.050 $   10.150 $    9.255
 Accumulation Unit Value, End of Period                       $   10.050 $   10.150 $    9.255 $   11.041
 Number of Units Outstanding, End of Period                        9,550     56,983     58,092     91,299
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   10.000 $   10.774 $   11.653 $   12.140
 Accumulation Unit Value, End of Period                       $   10.774 $   11.653 $   12.140 $   12.997
 Number of Units Outstanding, End of Period                      374,073    908,741  1,239,228  1,200,593
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   10.000 $   10.008 $   10.880 $   11.178
 Accumulation Unit Value, End of Period                       $   10.008 $   10.880 $   11.178 $   11.281
 Number of Units Outstanding, End of Period                            0     83,420    220,576    204,283
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   10.000 $   10.281 $   10.545 $   10.550
 Accumulation Unit Value, End of Period                       $   10.281 $   10.545 $   10.550 $   10.486
 Number of Units Outstanding, End of Period                      185,342    390,513    463,153    389,404
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   10.000 $    8.970 $    7.771 $    5.947
 Accumulation Unit Value, End of Period                       $    8.970 $    7.771 $    5.947 $    7.507
 Number of Units Outstanding, End of Period                       70,626     92,819    148,845    162,008
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   10.000 $    9.940 $    8.814 $    7.841
 Accumulation Unit Value, End of Period                       $    9.940 $    8.814 $    7.841 $    9.773
 Number of Units Outstanding, End of Period                    1,009,853  1,726,975  1,820,120  1,860,045
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   10.000 $   10.142 $    7.434 $    5.661
 Accumulation Unit Value, End of Period                       $   10.142 $    7.434 $    5.661 $    6.559
 Number of Units Outstanding, End of Period                      781,016  1,174,451  1,139,800  1,050,788
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $   10.000 $    6.389 $    5.898 $    5.304
 Accumulation Unit Value, End of Period                       $    6.389 $    5.898 $    5.304 $    7.838
 Number of Units Outstanding, End of Period                        4,827     10,560     11,069     23,523
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $   10.000 $    8.339 $    6.988 $    4.977
 Accumulation Unit Value, End of Period                       $    8.339 $    6.988 $    4.977 $    6.138
 Number of Units Outstanding, End of Period                       16,016     51,206     68,489     87,619
---------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $   10.000 $    9.057 $    7.217 $    5.927
 Accumulation Unit Value, End of Period                       $    9.057 $    7.217 $    5.927 $    7.456
 Number of Units Outstanding, End of Period                        1,690     35,642     48,702     55,816
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                          -          - $   10.000 $    7.329
 Accumulation Unit Value, End of Period                                -          - $    7.329 $   10.258
 Number of Units Outstanding, End of Period                            -          -      5,836     22,505
---------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $   10.000 $   10.235 $    9.786 $    6.954
 Accumulation Unit Value, End of Period                       $   10.235 $    9.786 $    6.954 $    9.716
 Number of Units Outstanding, End of Period                        2,735     41,817     71,617     98,437
---------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $   10.000 $   11.507 $   12.478 $   12.139
 Accumulation Unit Value, End of Period                       $   11.507 $   12.478 $   12.139 $   16.594
 Number of Units Outstanding, End of Period                        9,341     29,381     32,174     29,685
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                          -          -          -          -
 Accumulation Unit Value, End of Period                                -          -          -          -
 Number of Units Outstanding, End of Period                            -          -          -          -
---------------------------------------------------------------------------------------------------------

                                                                    For the Year Ending December 31
Sub-Accounts                                                     2000       2001       2002       2003
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                          -          - $   10.000 $    8.070
 Accumulation Unit Value, End of Period                                -          - $    8.070 $   10.437
 Number of Units Outstanding, End of Period                            -          -     55,955    137,662
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $   10.000 $    8.132 $    5.500 $    3.666
 Accumulation Unit Value, End of Period                       $    8.132 $    5.500 $    3.666 $    4.609
 Number of Units Outstanding, End of Period                       95,704    171,875    153,303    183,071
---------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $   10.000 $    8.288 $    6.277 $    4.688
 Accumulation Unit Value, End of Period                       $    8.288 $    6.277 $    4.688 $    5.994
 Number of Units Outstanding, End of Period                       18,076     55,783     60,405     54,583
---------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $   10.000 $    8.325 $    7.186 $    4.947
 Accumulation Unit Value, End of Period                       $    8.325 $    7.186 $    4.947 $    6.110
 Number of Units Outstanding, End of Period                       33,192    105,969     57,370     71,986
---------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                          -          -          -          -
 Accumulation Unit Value, End of Period                                -          -          -          -
 Number of Units Outstanding, End of Period                            -          -          -          -
---------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $   10.000 $    8.003 $    6.033 $    4.272
 Accumulation Unit Value, End of Period                       $    8.003 $    6.033 $    4.272 $    5.682
 Number of Units Outstanding, End of Period                       18,271     21,838     13,414     23,470
---------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $   10.000 $   10.246 $   10.131 $    7.775
 Accumulation Unit Value, End of Period                       $   10.246 $   10.131 $    7.775 $   10.146
 Number of Units Outstanding, End of Period                        6,267    201,245    308,682    304,110
---------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $   10.000 $    7.982 $    6.508 $    4.444
 Accumulation Unit Value, End of Period                       $    7.982 $    6.508 $    4.444 $    5.412
 Number of Units Outstanding, End of Period                       14,138     27,732     42,579     33,651
---------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                          -          -          -          -
 Accumulation Unit Value, End of Period                                -          -          -          -
 Number of Units Outstanding, End of Period                            -          -          -          -
---------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                          -          -          -          -
 Accumulation Unit Value, End of Period                                -          -          -          -
 Number of Units Outstanding, End of Period                            -          -          -          -
---------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                          -          -          -          -
 Accumulation Unit Value, End of Period                                -          -          -          -
 Number of Units Outstanding, End of Period                            -          -          -          -
---------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                          -          -          -          -
 Accumulation Unit Value, End of Period                                -          -          -          -
 Number of Units Outstanding, End of Period                            -          -          -          -
---------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                          -          -          -          -
 Accumulation Unit Value, End of Period                                -          -          -          -
 Number of Units Outstanding, End of Period                            -          -          -          -
---------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $   10.000 $   10.568 $    9.766 $    7.811
 Accumulation Unit Value, End of Period                       $   10.568 $    9.766 $    7.811 $    9.823
 Number of Units Outstanding, End of Period                           79     19,767     35,624     43,176
---------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $   10.000 $    9.019 $    7.069 $    5.745
 Accumulation Unit Value, End of Period                       $    9.019 $    7.069 $    5.745 $    7.291
 Number of Units Outstanding, End of Period                       24,612     76,988    140,025    107,076
---------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
 (5) Accumulation Unit Value, Beginning of Period                      -          - $   10.000 $    7.311
 Accumulation Unit Value, End of Period                                -          - $    7.311 $   10.802
 Number of Units Outstanding, End of Period                            -          -      2,641      6,304
---------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $   10.000 $    8.120 $    6.220 $    4.511
 Accumulation Unit Value, End of Period                       $    8.120 $    6.220 $    4.511 $    5.563
 Number of Units Outstanding, End of Period                       25,462     59,547     73,129     79,963
---------------------------------------------------------------------------------------------------------

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
                         WITH THE LONGEVITY REWARD RIDER

                           Mortality & Expense = 1.18



                                                                     For the Year Ending December 31
Sub-Accounts                                                     2004       2005       2006       2007
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    6.511 $    7.246 $    8.811 $    9.382
 Accumulation Unit Value, End of Period                       $    7.246 $    8.811 $    9.382 $   11.083
 Number of Units Outstanding, End of Period                       57,150     85,931     78,596     59,347
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   10.236 $   10.961 $   11.429 $   12.536
 Accumulation Unit Value, End of Period                       $   10.961 $   11.429 $   12.536 $   12.898
 Number of Units Outstanding, End of Period                    1,878,483  2,227,912  1,854,236  1,550,578
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    6.497 $    7.130 $    8.317 $    8.555
 Accumulation Unit Value, End of Period                       $    7.130 $    8.317 $    8.555 $   10.096
 Number of Units Outstanding, End of Period                    2,025,062  2,377,828  1,829,964  1,535,579
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    7.394 $    8.230 $    8.832 $   11.354
 Accumulation Unit Value, End of Period                       $    8.230 $    8.832 $   11.354 $   12.957
 Number of Units Outstanding, End of Period                      713,485    822,776    655,127    553,835
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    6.460 $    7.178 $    7.568 $    8.858
 Accumulation Unit Value, End of Period                       $    7.178 $    7.568 $    8.858 $   10.239
 Number of Units Outstanding, End of Period                       72,052     65,157     57,555     30,689
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   10.372 $   11.769 $   12.356 $   14.876
 Accumulation Unit Value, End of Period                       $   11.769 $   12.356 $   14.876 $   15.717
 Number of Units Outstanding, End of Period                      608,087    799,018    669,466    575,992
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    5.260 $    5.704 $    5.755 $    6.210
 Accumulation Unit Value, End of Period                       $    5.704 $    5.755 $    6.210 $    6.386
 Number of Units Outstanding, End of Period                      199,512    318,388    261,402    219,537
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   11.041 $   12.096 $   12.773 $   14.403
 Accumulation Unit Value, End of Period                       $   12.096 $   12.773 $   14.403 $   14.675
 Number of Units Outstanding, End of Period                      109,425    125,512     99,804     90,393
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   12.997 $   13.503 $   13.775 $   14.375
 Accumulation Unit Value, End of Period                       $   13.503 $   13.775 $   14.375 $   15.041
 Number of Units Outstanding, End of Period                    1,061,043  1,098,818    843,188    752,646
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   11.281 $   11.296 $   11.361 $   11.697
 Accumulation Unit Value, End of Period                       $   11.296 $   11.361 $   11.697 $   11.888
 Number of Units Outstanding, End of Period                      185,724    201,071    185,022    151,045
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   10.486 $   10.442 $   10.597 $   10.946
 Accumulation Unit Value, End of Period                       $   10.442 $   10.597 $   10.946 $   11.339
 Number of Units Outstanding, End of Period                      276,452    340,368    386,163    239,947
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    7.507 $    8.197 $    8.468 $    9.662
 Accumulation Unit Value, End of Period                       $    8.197 $    8.468 $    9.662 $   10.037
 Number of Units Outstanding, End of Period                      229,570    359,888    246,650    213,121
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    9.773 $   10.650 $   11.390 $   12.934
 Accumulation Unit Value, End of Period                       $   10.650 $   11.390 $   12.934 $   13.870
 Number of Units Outstanding, End of Period                    1,860,567  1,864,221  1,600,534  1,322,649
---------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    6.559 $    7.813 $    8.842 $   10.503
 Accumulation Unit Value, End of Period                       $    7.813 $    8.842 $   10.503 $   12.478
 Number of Units Outstanding, End of Period                      881,636  1,083,037    900,613    773,690
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $    7.838 $    9.527 $   12.591 $   17.049
 Accumulation Unit Value, End of Period                       $    9.527 $   12.591 $   17.049 $   23.639
 Number of Units Outstanding, End of Period                       39,331     63,026     38,261     24,769
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $    6.138 $    6.531 $    7.461 $    7.669
 Accumulation Unit Value, End of Period                       $    6.531 $    7.461 $    7.669 $    9.230
 Number of Units Outstanding, End of Period                      161,926    177,312    139,008    113,591
---------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $    7.456 $    8.641 $    9.476 $   11.707
 Accumulation Unit Value, End of Period                       $    8.641 $    9.476 $   11.707 $   13.243
 Number of Units Outstanding, End of Period                       72,356     78,380     61,253     45,985
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $   10.258 $   12.315 $   14.295 $   15.423
 Accumulation Unit Value, End of Period                       $   12.315 $   14.295 $   15.423 $   18.677
 Number of Units Outstanding, End of Period                       32,443     50,928     32,275     23,703
---------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $    9.716 $   10.992 $   12.188 $   14.524
 Accumulation Unit Value, End of Period                       $   10.992 $   12.188 $   14.524 $   15.464
 Number of Units Outstanding, End of Period                      102,584    122,411     95,028     61,086
---------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $   16.594 $   22.345 $   25.824 $   35.197
 Accumulation Unit Value, End of Period                       $   22.345 $   25.824 $   35.197 $   28.815
 Number of Units Outstanding, End of Period                       28,214     37,960     30,355     22,829
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                 $   10.000 $   11.153 $   12.236 $   12.675
 Accumulation Unit Value, End of Period                       $   11.153 $   12.236 $   12.675 $   14.716
 Number of Units Outstanding, End of Period                          400        640        640          0
---------------------------------------------------------------------------------------------------------

                                                                     For the Year Ending December 31
Sub-Accounts                                                     2004       2005       2006       2007
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $   10.437 $   12.134 $   12.504 $   14.355
 Accumulation Unit Value, End of Period                       $   12.134 $   12.504 $   14.355 $   13.882
 Number of Units Outstanding, End of Period                      434,447    616,400    520,894    402,162
---------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $    4.609 $    4.870 $    5.190 $    5.271
 Accumulation Unit Value, End of Period                       $    4.870 $    5.190 $    5.271 $    6.086
 Number of Units Outstanding, End of Period                      183,777    219,627    125,779    101,418
---------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $    5.994 $    6.310 $    6.781 $    7.117
 Accumulation Unit Value, End of Period                       $    6.130 $    6.781 $    7.117 $    7.870
 Number of Units Outstanding, End of Period                       54,787     51,166     94,759     61,641
---------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                          -          - $   10.000 $   10.822
 Accumulation Unit Value, End of Period                                -          - $   10.822 $   11.550
 Number of Units Outstanding, End of Period                            -          -     22,931     17,578
---------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $   10.000 $   10.843 $   11.521 $   12.654
 Accumulation Unit Value, End of Period                       $   10.843 $   11.521 $   12.654 $   13.685
 Number of Units Outstanding, End of Period                        3,752      9,628     19,765      6,080
---------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $    5.682 $    6.425 $    7.081 $    6.904
 Accumulation Unit Value, End of Period                       $    6.425 $    7.081 $    6.904 $    7.679
 Number of Units Outstanding, End of Period                       45,367     67,670     59,906     42,118
---------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $   10.146 $   11.141 $   11.506 $   13.289
 Accumulation Unit Value, End of Period                       $   11.141 $   11.506 $   13.289 $   13.757
 Number of Units Outstanding, End of Period                      262,876    273,254    220,462    138,909
---------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $    5.412 $    5.790 $    6.565 $    6.440
 Accumulation Unit Value, End of Period                       $    5.790 $    6.565 $    6.440 $    7.223
 Number of Units Outstanding, End of Period                       39,117     45,016     48,279     23,849
---------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $   10.000 $   10.718 $   10.933 $   11.805
 Accumulation Unit Value, End of Period                       $   10.718 $   10.933 $   11.805 $   11.970
 Number of Units Outstanding, End of Period                          377      1,470      1,782      1,120
---------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $   10.000 $   11.264 $   11.299 $   13.191
 Accumulation Unit Value, End of Period                       $   11.264 $   11.299 $   13.191 $   13.512
 Number of Units Outstanding, End of Period                       10,378     52,610    100,385    110,866
---------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                          - $   10.000 $   11.357 $   13.117
 Accumulation Unit Value, End of Period                                - $   11.357 $   13.117 $   12.641
 Number of Units Outstanding, End of Period                            -      9,410      9,049      3,192
---------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $   10.000 $   10.975 $   11.979 $   14.001
 Accumulation Unit Value, End of Period                       $   10.975 $   11.979 $   14.001 $   14.303
 Number of Units Outstanding, End of Period                        4,359     21,014     53,070     54,075
---------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $   10.000 $   11.544 $   12.556 $   15.055
 Accumulation Unit Value, End of Period                       $   11.544 $   12.556 $   15.055 $   17.160
 Number of Units Outstanding, End of Period                        3,345     78,568     84,892     68,790
---------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $    9.823 $   10.776 $   11.195 $   12.812
 Accumulation Unit Value, End of Period                       $   10.776 $   11.195 $   12.812 $   11.884
 Number of Units Outstanding, End of Period                       39,057     30,538     27,760     21,026
---------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $    7.291 $    8.364 $    9.265 $   11.683
 Accumulation Unit Value, End of Period                       $    8.364 $    9.265 $   11.683 $   12.499
 Number of Units Outstanding, End of Period                      159,662    182,134    158,006    140,631
---------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
 (5) Accumulation Unit Value, Beginning of Period             $   10.802 $   13.460 $   14.224 $   16.472
 Accumulation Unit Value, End of Period                       $   13.460 $   14.224 $   16.472 $   14.193
 Number of Units Outstanding, End of Period                        3,628      3,881      4,408      3,688
---------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $    5.563 $    5.769 $    6.020 $    6.267
 Accumulation Unit Value, End of Period                       $    5.769 $    6.020 $    6.267 $    6.528
 Number of Units Outstanding, End of Period                       69,245     70,217     48,218     38,457
---------------------------------------------------------------------------------------------------------



* Contracts with the Longevity Reward Rider were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.18% and an administrative expense charge of 0.10%.

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED

       WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION

                           Mortality & Expense = 1.31



                                                                For the Year Ending December 31
Sub-Accounts                                                    2000     2001     2002     2003
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $  9.688 $  6.833 $  5.214
 Accumulation Unit Value, End of Period                       $  9.688 $  6.833 $  5.214 $  6.481
 Number of Units Outstanding, End of Period                     32,338   29,849   22,928   36,637
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 10.694 $  9.995 $  8.080
 Accumulation Unit Value, End of Period                       $ 10.694 $  9.995 $  8.080 $ 10.189
 Number of Units Outstanding, End of Period                    274,154  574,872  683,253  829,863
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $  9.536 $  6.876 $  5.341
 Accumulation Unit Value, End of Period                       $  9.536 $  6.876 $  5.341 $  6.467
 Number of Units Outstanding, End of Period                    323,143  548,984  625,271  820,106
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $  9.202 $  7.461 $  5.785
 Accumulation Unit Value, End of Period                       $  9.202 $  7.461 $  5.785 $  7.360
 Number of Units Outstanding, End of Period                    118,339  245,887  253,460  269,434
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $  8.427 $  6.370 $  4.974
 Accumulation Unit Value, End of Period                       $  8.427 $  6.370 $  4.974 $  6.430
 Number of Units Outstanding, End of Period                      5,746   12,618    7,764   14,167
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $  9.943 $  9.191 $  7.928
 Accumulation Unit Value, End of Period                       $  9.943 $  9.191 $  7.928 $ 10.324
 Number of Units Outstanding, End of Period                     95,817  211,641  250,523  287,875
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $  6.951 $  4.540 $  4.157
 Accumulation Unit Value, End of Period                       $  6.951 $  4.540 $  4.157 $  5.236
 Number of Units Outstanding, End of Period                     24,508   23,364   33,980   57,374
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 10.042 $ 10.129 $  9.224
 Accumulation Unit Value, End of Period                       $ 10.042 $ 10.129 $  9.224 $ 10.990
 Number of Units Outstanding, End of Period                      1,966   20,197   15,096   35,341
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 10.766 $ 11.630 $ 12.099
 Accumulation Unit Value, End of Period                       $ 10.766 $ 11.630 $ 12.099 $ 12.937
 Number of Units Outstanding, End of Period                    108,499  245,837  324,541  355,309
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 10.320 $ 10.858 $ 11.140
 Accumulation Unit Value, End of Period                       $ 10.320 $ 10.858 $ 11.140 $ 11.229
 Number of Units Outstanding, End of Period                          0   13,568   77,630   72,936
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 10.273 $ 10.524 $ 10.515
 Accumulation Unit Value, End of Period                       $ 10.273 $ 10.524 $ 10.515 $ 10.437
 Number of Units Outstanding, End of Period                      8,043   45,902  158,833  114,053
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $  8.963 $  7.756 $  5.927
 Accumulation Unit Value, End of Period                       $  8.963 $  7.756 $  5.927 $  7.472
 Number of Units Outstanding, End of Period                     41,057   71,445   89,352  141,795
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $  9.932 $  8.796 $  7.815
 Accumulation Unit Value, End of Period                       $  9.932 $  8.796 $  7.815 $  9.728
 Number of Units Outstanding, End of Period                    326,654  560,497  541,067  613,074
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 10.135 $  7.419 $  5.642
 Accumulation Unit Value, End of Period                       $ 10.135 $  7.419 $  5.642 $  6.528
 Number of Units Outstanding, End of Period                    226,311  357,307  341,997  338,944
-------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $  6.389 $  5.886 $  5.287
 Accumulation Unit Value, End of Period                       $  6.389 $  5.886 $  5.287 $  7.802
 Number of Units Outstanding, End of Period                         12       10   19,656   29,445
-------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $  8.333 $  6.974 $  4.960
 Accumulation Unit Value, End of Period                       $  8.333 $  6.974 $  4.960 $  6.110
 Number of Units Outstanding, End of Period                     17,488   19,987   11,310   26,818
-------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $  9.051 $  7.202 $  5.907
 Accumulation Unit Value, End of Period                       $  9.051 $  7.202 $  5.907 $  7.421
 Number of Units Outstanding, End of Period                      3,672   11,730   12,608   22,820
-------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                        -        - $ 10.000 $  7.323
 Accumulation Unit Value, End of Period                              -        - $  7.323 $ 10.236
 Number of Units Outstanding, End of Period                          -        -    5,206    8,564
-------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 10.320 $  9.766 $  6.931
 Accumulation Unit Value, End of Period                       $ 10.320 $  9.766 $  6.931 $  9.671
 Number of Units Outstanding, End of Period                          0   19,804   36,225   48,989
-------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 11.499 $ 12.453 $ 12.098
 Accumulation Unit Value, End of Period                       $ 11.499 $ 12.453 $ 12.098 $ 16.517
 Number of Units Outstanding, End of Period                        452    5,850   12,835   27,913
-------------------------------------------------------------------------------------------------

                                                                For the Year Ending December 31
Sub-Accounts                                                    2000     2001     2002     2003
-------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                        -        -        -        -
 Accumulation Unit Value, End of Period                              -        -        -        -
 Number of Units Outstanding, End of Period                          -        -        -        -
-------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                        -        - $ 10.000 $  8.063
 Accumulation Unit Value, End of Period                              -        - $  8.063 $ 10.414
 Number of Units Outstanding, End of Period                          -        -   20,208   51,404
-------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $  8.126 $  5.489 $  3.654
 Accumulation Unit Value, End of Period                       $  8.126 $  5.489 $  3.654 $  4.588
 Number of Units Outstanding, End of Period                     49,523   58,602   56,884  184,934
-------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $  8.282 $  6.264 $  4.672
 Accumulation Unit Value, End of Period                       $  8.282 $  6.264 $  4.672 $  5.967
 Number of Units Outstanding, End of Period                      4,937    9,044   20,204   45,160
-------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 10.159 $  7.171 $  4.931
 Accumulation Unit Value, End of Period                       $ 10.159 $  7.171 $  4.931 $  6.081
 Number of Units Outstanding, End of Period                          0   31,111   24,045    9,217
-------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                        -        -        -        -
 Accumulation Unit Value, End of Period                              -        -        -        -
 Number of Units Outstanding, End of Period                          -        -        -        -
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $  7.998 $  6.020 $  4.258
 Accumulation Unit Value, End of Period                       $  7.998 $  6.020 $  4.258 $  5.655
 Number of Units Outstanding, End of Period                      6,857   17,963    9,039   18,045
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 10.239 $ 10.110 $  7.749
 Accumulation Unit Value, End of Period                       $ 10.239 $ 10.110 $  7.749 $ 10.099
 Number of Units Outstanding, End of Period                     10,486   43,606   96,407  166,608
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $  7.976 $  6.495 $  4.429
 Accumulation Unit Value, End of Period                       $  7.976 $  6.495 $  4.429 $  5.387
 Number of Units Outstanding, End of Period                      5,139    9,497   13,771   31,798
-------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -        -        -        -
 Accumulation Unit Value, End of Period                              -        -        -        -
 Number of Units Outstanding, End of Period                          -        -        -        -
-------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -        -        -        -
 Accumulation Unit Value, End of Period                              -        -        -        -
 Number of Units Outstanding, End of Period                          -        -        -        -
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -        -        -        -
 Accumulation Unit Value, End of Period                              -        -        -        -
 Number of Units Outstanding, End of Period                          -        -        -        -
-------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -        -        -        -
 Accumulation Unit Value, End of Period                              -        -        -        -
 Number of Units Outstanding, End of Period                          -        -        -        -
-------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -        -        -        -
 Accumulation Unit Value, End of Period                              -        -        -        -
 Number of Units Outstanding, End of Period                          -        -        -        -
-------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 10.560 $  9.746 $  7.785
 Accumulation Unit Value, End of Period                       $ 10.560 $  9.746 $  7.785 $  9.778
 Number of Units Outstanding, End of Period                      5,428    7,204   28,718   44,525
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $  9.013 $  7.054 $  5.726
 Accumulation Unit Value, End of Period                       $  9.013 $  7.054 $  5.726 $  7.257
 Number of Units Outstanding, End of Period                      3,997   15,017   28,263   57,485
-------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
 (5) Accumulation Unit Value, Beginning of Period                    -        - $ 10.000 $  7.305
 Accumulation Unit Value, End of Period                              -        - $  7.305 $ 10.778
 Number of Units Outstanding, End of Period                          -        -    7,820   11,144
-------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $  8.114 $  6.207 $  4.496
 Accumulation Unit Value, End of Period                       $  8.114 $  6.207 $  4.496 $  5.538
 Number of Units Outstanding, End of Period                      3,404    4,428   14,057   38,335
-------------------------------------------------------------------------------------------------

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED

       WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION

                           Mortality & Expense = 1.31



                                                                   For the Year Ending December 31
Sub-Accounts                                                    2004      2005       2006       2007
-------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  6.481 $    7.203 $    8.748 $    9.302
 Accumulation Unit Value, End of Period                       $  7.203 $    8.748 $    9.302 $   10.974
 Number of Units Outstanding, End of Period                     35,684     99,456     97,090     56,113
-------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.189 $   10.896 $   11.346 $   12.429
 Accumulation Unit Value, End of Period                       $ 10.896 $   11.346 $   12.429 $   12.772
 Number of Units Outstanding, End of Period                    905,170  1,844,726  1,571,338  1,240,461
-------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  6.467 $    7.087 $    8.257 $    8.483
 Accumulation Unit Value, End of Period                       $  7.087 $    8.257 $    8.483 $    9.997
 Number of Units Outstanding, End of Period                    973,779  2,224,244  1,906,651  1,502,886
-------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  7.360 $    8.181 $    8.768 $   11.258
 Accumulation Unit Value, End of Period                       $  8.181 $    8.768 $   11.258 $   12.830
 Number of Units Outstanding, End of Period                    267,130    564,921    490,532    410,916
-------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  6.430 $    7.135 $    7.514 $    8.783
 Accumulation Unit Value, End of Period                       $  7.135 $    7.514 $    8.783 $   10.139
 Number of Units Outstanding, End of Period                     39,053     72,838     66,198     30,365
-------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.324 $   11.699 $   12.267 $   14.750
 Accumulation Unit Value, End of Period                       $ 11.699 $   12.267 $   14.750 $   15.564
 Number of Units Outstanding, End of Period                    302,991    598,046    477,853    389,843
-------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  5.236 $    5.671 $    5.714 $    6.157
 Accumulation Unit Value, End of Period                       $  5.671 $    5.714 $    6.157 $    6.324
 Number of Units Outstanding, End of Period                    100,343    171,558    152,718    111,441
-------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.990 $   12.024 $   12.681 $   14.281
 Accumulation Unit Value, End of Period                       $ 12.024 $   12.681 $   14.281 $   14.531
 Number of Units Outstanding, End of Period                     83,247    141,118    134,361     91,496
-------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 12.937 $   13.423 $   13.676 $   14.253
 Accumulation Unit Value, End of Period                       $ 13.423 $   13.676 $   14.253 $   14.893
 Number of Units Outstanding, End of Period                    355,286    613,650    534,244    458,141
-------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 11.229 $   11.229 $   11.279 $   11.598
 Accumulation Unit Value, End of Period                       $ 11.229 $   11.279 $   11.598 $   11.771
 Number of Units Outstanding, End of Period                     70,226    128,466    143,012     87,644
-------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.437 $   10.380 $   10.521 $   10.853
 Accumulation Unit Value, End of Period                       $ 10.380 $   10.521 $   10.853 $   11.228
 Number of Units Outstanding, End of Period                    101,027    143,030    148,718    135,509
-------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  7.472 $    8.148 $    8.407 $    9.580
 Accumulation Unit Value, End of Period                       $  8.148 $    8.407 $    9.580 $    9.939
 Number of Units Outstanding, End of Period                    159,396    354,596    296,168    228,252
-------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  9.728 $   10.587 $   11.308 $   12.824
 Accumulation Unit Value, End of Period                       $ 10.587 $   11.308 $   12.824 $   13.735
 Number of Units Outstanding, End of Period                    803,910  1,095,506    958,510    718,962
-------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  6.528 $    7.767 $    8.778 $   10.414
 Accumulation Unit Value, End of Period                       $  7.767 $    8.778 $   10.414 $   12.356
 Number of Units Outstanding, End of Period                    350,343    629,330    496,285    419,321
-------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $  7.802 $    9.471 $   12.500 $   16.904
 Accumulation Unit Value, End of Period                       $  9.471 $   12.500 $   16.904 $   23.408
 Number of Units Outstanding, End of Period                     48,002    112,111     83,983     61,058
-------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $  6.110 $    6.492 $    7.408 $    7.604
 Accumulation Unit Value, End of Period                       $  6.492 $    7.408 $    7.604 $    9.139
 Number of Units Outstanding, End of Period                     63,555    153,571    143,922    119,242
-------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $  7.421 $    8.590 $    9.407 $   11.607
 Accumulation Unit Value, End of Period                       $  8.590 $    9.407 $   11.607 $   13.114
 Number of Units Outstanding, End of Period                     32,386     63,969     82,413     70,306
-------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 10.236 $   12.272 $   14.227 $   15.330
 Accumulation Unit Value, End of Period                       $ 12.272 $   14.227 $   15.330 $   18.539
 Number of Units Outstanding, End of Period                     17,776     73,335     68,854     55,108
-------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $  9.671 $   10.927 $   12.100 $   14.401
 Accumulation Unit Value, End of Period                       $ 10.927 $   12.100 $   14.401 $   15.312
 Number of Units Outstanding, End of Period                     65,854    141,560    130,694    100,782
-------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 16.517 $   22.213 $   25.638 $   34.898
 Accumulation Unit Value, End of Period                       $ 22.213 $   25.638 $   34.898 $   28.533
 Number of Units Outstanding, End of Period                     28,430     38,879     37,837     27,791
-------------------------------------------------------------------------------------------------------

                                                                   For the Year Ending December 31
Sub-Accounts                                                    2004      2005       2006       2007
-------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $   11.144 $   12.209 $   12.631
 Accumulation Unit Value, End of Period                       $ 11.144 $   12.209 $   12.631 $   14.646
 Number of Units Outstanding, End of Period                      3,822      5,267      6,756      7,246
-------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 10.414 $   12.092 $   12.444 $   14.268
 Accumulation Unit Value, End of Period                       $ 12.092 $   12.444 $   14.268 $   13.780
 Number of Units Outstanding, End of Period                    146,680    384,883    325,991    271,827
-------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $  4.588 $    4.842 $    5.153 $    5.226
 Accumulation Unit Value, End of Period                       $  4.842 $    5.153 $    5.226 $    6.026
 Number of Units Outstanding, End of Period                    229,324    346,125    311,883    192,539
-------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $  5.967 $    6.273 $    6.732 $    7.056
 Accumulation Unit Value, End of Period                       $  6.273 $    6.732 $    7.056 $    7.793
 Number of Units Outstanding, End of Period                     46,044     34,856     60,721     45,363
-------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                        -          - $   10.000 $   10.813
 Accumulation Unit Value, End of Period                              -          - $   10.813 $   11.524
 Number of Units Outstanding, End of Period                          -          -     21,759     16,050
-------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $   10.834 $   11.499 $   12.610
 Accumulation Unit Value, End of Period                       $ 10.834 $   11.499 $   12.610 $   13.619
 Number of Units Outstanding, End of Period                      5,192     15,496     15,599     13,756
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $  5.655 $    6.386 $    7.030 $    6.846
 Accumulation Unit Value, End of Period                       $  6.386 $    7.030 $    6.846 $    7.604
 Number of Units Outstanding, End of Period                     29,462     90,937     91,570     75,568
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 10.099 $   11.075 $   11.423 $   13.176
 Accumulation Unit Value, End of Period                       $ 11.075 $   11.423 $   13.176 $   13.622
 Number of Units Outstanding, End of Period                    222,746    380,216    320,959    251,275
-------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $  5.387 $    5.755 $    6.517 $    6.385
 Accumulation Unit Value, End of Period                       $  5.755 $    6.517 $    6.385 $    7.152
 Number of Units Outstanding, End of Period                     33,878     79,082     69,377     67,200
-------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $   10.709 $   10.909 $   11.764
 Accumulation Unit Value, End of Period                       $ 10.709 $   10.909 $   11.764 $   11.913
 Number of Units Outstanding, End of Period                      1,083     14,447     15,801      9,717
-------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $   11.254 $   11.275 $   13.145
 Accumulation Unit Value, End of Period                       $ 11.254 $   11.275 $   13.145 $   13.447
 Number of Units Outstanding, End of Period                     26,676    113,496    175,989    207,971
-------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        - $   10.000 $   11.347 $   13.089
 Accumulation Unit Value, End of Period                              - $   11.347 $   13.089 $   12.597
 Number of Units Outstanding, End of Period                          -          0     26,924     25,023
-------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $   10.965 $   11.952 $   13.952
 Accumulation Unit Value, End of Period                       $ 10.965 $   11.952 $   13.952 $   14.234
 Number of Units Outstanding, End of Period                          0     54,279     61,800     76,218
-------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $   11.533 $   12.529 $   15.004
 Accumulation Unit Value, End of Period                       $ 11.533 $   12.529 $   15.004 $   17.079
 Number of Units Outstanding, End of Period                      3,448     64,333     77,890     76,293
-------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $  9.778 $   10.712 $   11.115 $   12.703
 Accumulation Unit Value, End of Period                       $ 10.712 $   11.115 $   12.703 $   11.768
 Number of Units Outstanding, End of Period                     41,833     58,716     49,340     31,755
-------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $  7.257 $    8.314 $    9.198 $   11.584
 Accumulation Unit Value, End of Period                       $  8.314 $    9.198 $   11.584 $   12.376
 Number of Units Outstanding, End of Period                     71,627    136,746    147,320    122,835
-------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
 (5) Accumulation Unit Value, Beginning of Period             $ 10.778 $   13.414 $   14.156 $   16.373
 Accumulation Unit Value, End of Period                       $ 13.414 $   14.156 $   16.373 $   14.089
 Number of Units Outstanding, End of Period                      7,962     12,409     10,699      7,918
-------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $  5.538 $    5.735 $    5.977 $    6.214
 Accumulation Unit Value, End of Period                       $  5.735 $    5.977 $    6.214 $    6.464
 Number of Units Outstanding, End of Period                     39,607     68,847     71,299     40,024
-------------------------------------------------------------------------------------------------------



* Contracts with the Longevity Reward Rider and the Enhanced Death Benefit, the Performance Income Benefit, or the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.31% and an administrative expense charge of 0.10%.

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
        EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.38



                                                                           For the Year Ending December 31
Sub-Accounts                                                      1997        1998       1999         2000        2001
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                           -           - $    10.000 $    14.465 $    14.005
 Accumulation Unit Value, End of Period                                 -           - $    14.465 $    14.005 $     9.871
 Number of Units Outstanding, End of Period                             -           -   1,122,012   4,013,767   2,725,210
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    26.260 $    32.500 $    36.593 $    35.192 $    36.516
 Accumulation Unit Value, End of Period                       $    32.500 $    36.590 $    35.192 $    36.516 $    34.106
 Number of Units Outstanding, End of Period                    13,973,141  19,936,437  20,053,835  14,630,929  12,948,190
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    28.630 $    38.760 $    49.825 $    77.861 $    67.245
 Accumulation Unit Value, End of Period                       $    38.760 $    49.830 $    77.861 $    67.245 $    48.450
 Number of Units Outstanding, End of Period                     5,454,409   7,931,260  10,374,793  10,575,220   8,138,160
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    24.300 $    27.790 $    33.944 $    43.185 $    40.461
 Accumulation Unit Value, End of Period                       $    27.790 $    33.940 $    43.185 $    40.461 $    32.784
 Number of Units Outstanding, End of Period                     3,091,981   4,668,539   4,444,148   4,301,593   3,317,658
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                           - $    10.000 $     9.720 $    12.152 $     9.893
 Accumulation Unit Value, End of Period                                 - $     9.720 $    12.152 $     9.893 $     7.473
 Number of Units Outstanding, End of Period                             -   1,965,368   2,481,411   2,978,593   2,262,652
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    13.820 $    15.260 $    16.291 $    19.115 $    18.366
 Accumulation Unit Value, End of Period                       $    15.260 $    16.920 $    19.115 $    18.366 $    16.964
 Number of Units Outstanding, End of Period                     7,789,952   8,929,904   8,775,455   6,909,685   5,770,297
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    24.110 $    26.580 $    24.563 $    23.879 $    15.948
 Accumulation Unit Value, End of Period                       $    26.580 $    24.560 $    23.879 $    15.948 $    10.409
 Number of Units Outstanding, End of Period                     8,797,892   5,304,510   4,203,079   2,849,935   2,178,760
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    10.000 $    12.070 $    12.274 $    12.947 $    12.780
 Accumulation Unit Value, End of Period                       $    12.070 $    12.270 $    12.947 $    12.780 $    12.881
 Number of Units Outstanding, End of Period                     2,024,851   3,652,211   3,133,231   2,229,410   2,367,507
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    16.380 $    17.930 $     5.334 $    13.390 $    19.815
 Accumulation Unit Value, End of Period                       $    17.930 $    19.200 $     8.730 $    13.989 $    21.390
 Number of Units Outstanding, End of Period                     3,843,253   5,109,593   4,058,485   8,280,928   5,113,210
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    12.070 $    12.510 $    10.000 $    10.056 $    10.490
 Accumulation Unit Value, End of Period                       $    12.510 $    12.960 $    10.056 $    10.490 $    11.029
 Number of Units Outstanding, End of Period                     5,406,175   8,938,860     121,549     243,983     822,746
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                           -           - $    19.200 $    18.101 $    13.989
 Accumulation Unit Value, End of Period                                 -           - $    18.101 $    19.815 $    14.320
 Number of Units Outstanding, End of Period                             -           -   5,167,349   4,441,671  11,669,438
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    19.170 $    21.480 $    11.117 $    13.170 $    11.760
 Accumulation Unit Value, End of Period                       $    21.480 $    26.780 $    13.170 $    11.760 $    10.169
 Number of Units Outstanding, End of Period                     3,529,096           -   6,209,831   7,535,806   6,817,073
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                           - $    10.000 $    26.783 $    30.968 $    31.017
 Accumulation Unit Value, End of Period                                 - $    11.120 $    30.968 $    31.017 $    27.448
 Number of Units Outstanding, End of Period                             -   2,003,301   6,559,093   6,719,790   5,764,581
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    19.270 $    24.140 $    29.438 $    32.693 $    33.193
 Accumulation Unit Value, End of Period                       $    24.140 $    29.440 $    32.693 $    33.193 $    24.282
 Number of Units Outstanding, End of Period                     1,753,743   3,510,503   4,016,659   4,175,987   3,506,974
-------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                           - $    10.000 $     7.095 $    13.679 $     8.194
 Accumulation Unit Value, End of Period                                 - $     7.095 $    13.679 $     8.194 $     7.549
 Number of Units Outstanding, End of Period                             -      94,600     689,216     884,729     695,767
-------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                           - $    10.000 $    10.094 $    13.869 $    12.061
 Accumulation Unit Value, End of Period                                 - $    10.094 $    13.869 $    12.061 $    10.087
 Number of Units Outstanding, End of Period                             -   1,530,819   2,952,648   4,201,929   3,084,036
-------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                           - $    10.000 $     9.780 $    12.063 $    10.410
 Accumulation Unit Value, End of Period                                 - $     9.780 $    12.063 $    10.410 $     8.278
 Number of Units Outstanding, End of Period                             -     170,897     416,818     713,739     651,537
-------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                           -           -           -           - $    10.000
 Accumulation Unit Value, End of Period                                 -           -           -           - $    12.092
 Number of Units Outstanding, End of Period                             -           -           -           -           -
-------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                           -           -           - $    10.000 $    10.234
 Accumulation Unit Value, End of Period                                 -           -           - $    10.234 $     9.765
 Number of Units Outstanding, End of Period                             -           -           -     119,091   1,367,293
-------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                           - $    10.000 $     9.054 $     8.790 $    11.197
 Accumulation Unit Value, End of Period                                 - $     9.054 $     8.790 $    11.197 $    12.117
 Number of Units Outstanding, End of Period                             -      80,782     194,964     526,895     613,092
-------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                           -           -           -           -           -
 Accumulation Unit Value, End of Period                                 -           -           -           -           -
 Number of Units Outstanding, End of Period                             -           -           -           -           -
-------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                           -           -           -           -           -
 Accumulation Unit Value, End of Period                                 -           -           -           -           -
 Number of Units Outstanding, End of Period                             -           -           -           -           -
-------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                           - $    10.000 $    11.985 $    10.000 $    21.368

                                                                           For the Year Ending December 31
Sub-Accounts                                                      1997        1998       1999         2000        2001
-------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                                 - $    11.985 $    24.135 $    21.368 $    14.422
 Number of Units Outstanding, End of Period                             -     402,082   2,522,689   5,404,064   4,150,641
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                           -           - $    10.000 $    14.447 $     8.317
 Accumulation Unit Value, End of Period                                 -           - $    14.447 $     8.317 $     6.287
 Number of Units Outstanding, End of Period                             -           -           -     403,019     510,155
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                           -           - $    10.000 $    14.447 $     7.994
 Accumulation Unit Value, End of Period                                 -           - $    14.447 $     7.994 $     6.886
 Number of Units Outstanding, End of Period                             -           -           -     867,766   1,317,408
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                           -           -           -           -           -
 Accumulation Unit Value, End of Period                                 -           -           -           -           -
 Number of Units Outstanding, End of Period                             -           -           -           -           -
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                           -           - $    10.000 $    14.447 $     8.138
 Accumulation Unit Value, End of Period                                 -           - $    14.447 $     8.138 $     6.121
 Number of Units Outstanding, End of Period                             -           -           -     253,019     457,425
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                           -           - $    10.000 $    14.447 $    10.755
 Accumulation Unit Value, End of Period                                 -           - $    14.447 $    10.755 $    10.612
 Number of Units Outstanding, End of Period                             -           -           -     756,656   3,317,724
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                           -           - $    10.000 $    14.447 $     7.854
 Accumulation Unit Value, End of Period                                 -           - $    14.447 $     7.854 $     6.392
 Number of Units Outstanding, End of Period                             -           -           -   1,370,194   1,117,648
-------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                           -           -           -           -           -
 Accumulation Unit Value, End of Period                                 -           -           -           -           -
 Number of Units Outstanding, End of Period                             -           -           -           -           -
-------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                           -           -           -           -           -
 Accumulation Unit Value, End of Period                                 -           -           -           -           -
 Number of Units Outstanding, End of Period                             -           -           -           -           -
-------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                           -           -           -           -           -
 Accumulation Unit Value, End of Period                                 -           -           -           -           -
 Number of Units Outstanding, End of Period                             -           -           -           -           -
-------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                           -           -           -           -           -
 Accumulation Unit Value, End of Period                                 -           -           -           -           -
 Number of Units Outstanding, End of Period                             -           -           -           -           -
-------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                           -           -           -           -           -
 Accumulation Unit Value, End of Period                                 -           -           -           -           -
 Number of Units Outstanding, End of Period                             -           -           -           -           -
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                           -           -           - $    10.000 $    10.791
 Accumulation Unit Value, End of Period                                 -           -           - $    10.791 $     9.952
 Number of Units Outstanding, End of Period                             -           -           -     220,718     458,634
-------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                           -           -           - $    10.000 $     9.076
 Accumulation Unit Value, End of Period                                 -           -           - $     9.076 $     7.098
 Number of Units Outstanding, End of Period                             -           -           -     562,467     605,965
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
 (5) Accumulation Unit Value, Beginning of Period                       -           -           -           -           -
 Accumulation Unit Value, End of Period                                 -           -           -           -           -
 Number of Units Outstanding, End of Period                             -           -           -           -           -
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                           -           -           - $    10.000 $     8.118
 Accumulation Unit Value, End of Period                                 -           -           - $     8.118 $     6.206
 Number of Units Outstanding, End of Period                             -           -           -     786,759     864,153

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
        EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.38



                                                                                 For the Year Ending December 31
Sub-Accounts                                                      2002       2003       2004       2005       2006       2007
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $     9.871 $    7.528 $    9.350 $   10.384 $   12.602 $   13.391
 Accumulation Unit Value, End of Period                       $     7.528 $    9.350 $   10.384 $   12.602 $   13.391 $   15.788
 Number of Units Outstanding, End of Period                     1,948,166  1,714,271  1,361,018  1,019,103    780,467    596,222
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    34.106 $   27.551 $   34.717 $   37.102 $   38.608 $   42.263
 Accumulation Unit Value, End of Period                       $    27.551 $   34.717 $   37.102 $   38.608 $   42.263 $   43.397
 Number of Units Outstanding, End of Period                    10,489,433  8,870,731  7,047,011  4,911,800  3,546,322  2,610,482
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    48.450 $   37.610 $   45.509 $   49.838 $   58.024 $   59.566
 Accumulation Unit Value, End of Period                       $    37.610 $   45.509 $   49.838 $   58.024 $   59.566 $   70.154
 Number of Units Outstanding, End of Period                     6,331,379  5,231,139  4,131,819  2,949,664  2,194,479  1,597,858
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    32.784 $   25.402 $   32.295 $   35.874 $   38.420 $   49.295
 Accumulation Unit Value, End of Period                       $    25.402 $   32.295 $   35.874 $   38.420 $   49.295 $   56.141
 Number of Units Outstanding, End of Period                     2,548,744  2,066,923  1,686,266  1,201,751    894,573    652,689
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $     7.473 $    5.830 $    7.532 $    8.352 $    8.789 $   10.267
 Accumulation Unit Value, End of Period                       $     5.830 $    7.532 $    8.352 $    8.789 $   10.267 $   11.844
 Number of Units Outstanding, End of Period                     1,684,270  1,459,745  1,190,435    854,304    622,718    470,489
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    16.964 $   14.622 $   19.028 $   21.548 $   22.579 $   27.129
 Accumulation Unit Value, End of Period                       $    14.622 $   19.028 $   21.548 $   22.579 $   27.129 $   28.606
 Number of Units Outstanding, End of Period                     4,777,066  4,093,574  3,493,723  2,606,536  1,915,298  1,437,205
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    10.409 $    9.524 $   11.987 $   12.973 $   13.062 $   14.067
 Accumulation Unit Value, End of Period                       $     9.524 $   11.987 $   12.973 $   13.062 $   14.067 $   14.437
 Number of Units Outstanding, End of Period                     1,675,719  1,699,286  1,377,197    945,262    710,366    508,852
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    12.881 $   11.722 $   13.957 $   15.260 $   16.082 $   18.098
 Accumulation Unit Value, End of Period                       $    11.722 $   13.957 $   15.260 $   16.082 $   18.098 $   18.403
 Number of Units Outstanding, End of Period                     2,012,059  1,733,127  1,464,501  1,065,844    790,698    628,159
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    21.390 $   22.238 $   23.762 $   24.637 $   25.084 $   26.123
 Accumulation Unit Value, End of Period                       $    22.238 $   23.762 $   24.637 $   25.084 $   26.123 $   27.278
 Number of Units Outstanding, End of Period                     5,001,207  4,034,766  3,076,944  2,234,168  1,646,739  1,280,252
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    11.029 $   11.307 $   11.389 $   11.382 $   11.424 $   11.739
 Accumulation Unit Value, End of Period                       $    11.307 $   11.389 $   11.382 $   11.424 $   11.739 $   11.906
 Number of Units Outstanding, End of Period                     2,600,397  1,967,285  1,658,557  1,253,495  1,036,788    746,305
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    14.320 $   14.299 $   14.183 $   14.096 $   14.277 $   14.717
 Accumulation Unit Value, End of Period                       $    14.299 $   14.183 $   14.096 $   14.277 $   14.717 $   15.214
 Number of Units Outstanding, End of Period                    10,573,509  5,773,240  3,746,714  2,747,066  2,447,475  2,071,826
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    10.169 $    7.766 $    9.784 $   10.661 $   10.992 $   12.517
 Accumulation Unit Value, End of Period                       $     7.766 $    9.784 $   10.661 $   10.992 $   12.517 $   12.977
 Number of Units Outstanding, End of Period                     5,971,731  5,882,954  5,142,081  3,722,566  2,631,419  1,974,643
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    27.448 $   24.370 $   30.314 $   32.968 $   35.188 $   39.878
 Accumulation Unit Value, End of Period                       $    24.370 $   30.314 $   32.968 $   35.188 $   39.878 $   42.681
 Number of Units Outstanding, End of Period                     4,631,326  3,912,134  3,178,632  2,306,062  1,770,166  1,362,995
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    24.282 $   18.455 $   21.337 $   25.367 $   28.650 $   33.966
 Accumulation Unit Value, End of Period                       $    18.455 $   21.337 $   25.367 $   28.650 $   33.966 $   40.270
 Number of Units Outstanding, End of Period                     2,659,431  2,213,596  1,799,377  1,356,098  1,001,339    746,655
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $     7.549 $    6.776 $    9.993 $   12.122 $   15.989 $   21.606
 Accumulation Unit Value, End of Period                       $     6.776 $    9.993 $   12.122 $   15.989 $   21.606 $   29.898
 Number of Units Outstanding, End of Period                       746,143    765,582    752,985    657,079    524,432    368,351
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $    10.087 $    7.169 $    8.825 $    9.371 $   10.685 $   10.961
 Accumulation Unit Value, End of Period                       $     7.169 $    8.825 $    9.371 $   10.685 $   10.961 $   13.164
 Number of Units Outstanding, End of Period                     2,467,852  2,198,775  1,827,817  1,393,539    990,122    721,808
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $     8.278 $    6.785 $    8.518 $    9.852 $   10.782 $   13.295
 Accumulation Unit Value, End of Period                       $     6.785 $    8.518 $    9.852 $   10.782 $   13.295 $   15.009
 Number of Units Outstanding, End of Period                       580,876    710,369    673,859    564,965    534,694    400,579
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $    12.092 $    7.319 $   10.224 $   12.250 $   14.191 $   15.280
 Accumulation Unit Value, End of Period                       $     7.319 $   10.224 $   12.250 $   14.191 $   15.280 $   18.466
 Number of Units Outstanding, End of Period                        82,841    474,262    571,267    519,595    408,245    302,026
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $     9.765 $    6.925 $    9.656 $   10.902 $   12.065 $   14.349
 Accumulation Unit Value, End of Period                       $     6.925 $    9.656 $   10.902 $   12.065 $   14.349 $   15.246
 Number of Units Outstanding, End of Period                     1,483,690  1,742,730  1,679,162  1,299,789  1,049,995    700,083
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $    12.117 $   11.764 $   16.049 $   21.569 $   24.877 $   33.839
 Accumulation Unit Value, End of Period                       $    11.764 $   16.049 $   21.569 $   24.877 $   33.839 $   27.648
 Number of Units Outstanding, End of Period                       812,682    712,547    610,706    473,300    354,666    200,264
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                           -          - $   10.000 $   11.138 $   12.195 $   12.608
 Accumulation Unit Value, End of Period                                 -          - $   11.138 $   12.195 $   12.608 $   14.608
 Number of Units Outstanding, End of Period                             -          -     40,008     43,994     35,417     27,395
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $    10.000 $    8.059 $   10.402 $   12.069 $   12.412 $   14.222
 Accumulation Unit Value, End of Period                       $     8.059 $   10.402 $   12.069 $   12.412 $   14.222 $   13.725
 Number of Units Outstanding, End of Period                       882,878  2,134,435  3,144,760  3,041,301  2,426,538  1,705,057
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $    14.422 $    9.594 $   12.038 $   12.695 $   13.501 $   13.683

                                                                                 For the Year Ending December 31
Sub-Accounts                                                      2002       2003       2004       2005       2006       2007
--------------------------------------------------------------------------------------------------------------------------------
 Accumulation Unit Value, End of Period                       $     9.594 $   12.038 $   12.695 $   13.501 $   13.683 $   15.768
 Number of Units Outstanding, End of Period                     2,831,762  2,449,383  1,901,939  1,408,260    980,607    741,908
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $     6.287 $    4.686 $    5.980 $    6.282 $    6.737 $    7.057
 Accumulation Unit Value, End of Period                       $     4.686 $    5.980 $    6.282 $    6.737 $    7.057 $    7.788
 Number of Units Outstanding, End of Period                       511,129    524,081    534,172    392,447    433,180    328,849
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $     6.886 $    4.732 $    5.832 $    6.078 $   10.000 $   10.807
 Accumulation Unit Value, End of Period                       $     4.732 $    5.832 $    6.078 $    6.327 $   10.807 $   11.511
 Number of Units Outstanding, End of Period                     1,091,493    879,147    686,372    485,608    259,256    209,314
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                           -          - $   10.000 $   10.829 $   11.483 $   12.586
 Accumulation Unit Value, End of Period                                 -          - $   10.829 $   11.483 $   12.586 $   13.584
 Number of Units Outstanding, End of Period                             -          -     60,758    174,142    206,849    102,079
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $     6.121 $    4.326 $    5.742 $    6.480 $    7.128 $    6.936
 Accumulation Unit Value, End of Period                       $     4.326 $    5.742 $    6.480 $    7.128 $    6.936 $    7.699
 Number of Units Outstanding, End of Period                       353,529    743,523    923,315    852,090    738,855    614,118
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $    10.612 $    8.128 $   10.586 $   11.601 $   11.956 $   13.782
 Accumulation Unit Value, End of Period                       $     8.128 $   10.586 $   11.601 $   11.956 $   13.782 $   14.238
 Number of Units Outstanding, End of Period                     2,563,335  2,741,141  2,504,349  1,925,548  1,502,358  1,122,028
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $     6.392 $    4.355 $    5.294 $    5.652 $    6.396 $    6.261
 Accumulation Unit Value, End of Period                       $     4.355 $    5.294 $    5.652 $    6.396 $    6.261 $    7.009
 Number of Units Outstanding, End of Period                       953,511  1,039,818    867,095    732,068    798,997    561,092
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                           -          - $   10.000 $   10.703 $   10.896 $   11.741
 Accumulation Unit Value, End of Period                                 -          - $   10.703 $   10.896 $   11.741 $   11.882
 Number of Units Outstanding, End of Period                             -          -     16,340     35,988     87,585     71,951
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                           -          - $   10.000 $   11.249 $   11.261 $   13.121
 Accumulation Unit Value, End of Period                                 -          - $   11.249 $   11.261 $   13.121 $   13.412
 Number of Units Outstanding, End of Period                             -          -    136,380    401,874    666,843    623,476
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                           -          -          - $   10.000 $   11.342 $   13.073
 Accumulation Unit Value, End of Period                                 -          -          - $   11.342 $   13.073 $   12.574
 Number of Units Outstanding, End of Period                             -          -          -     84,541    329,440    185,907
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                           -          - $   10.000 $   10.960 $   11.939 $   13.926
 Accumulation Unit Value, End of Period                                 -          - $   10.960 $   11.939 $   13.926 $   14.198
 Number of Units Outstanding, End of Period                             -          -    128,383    408,502    675,203    522,379
--------------------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                           -          - $   10.000 $   11.528 $   12.514 $   14.975
 Accumulation Unit Value, End of Period                                 -          - $   11.528 $   12.514 $   14.975 $   17.034
 Number of Units Outstanding, End of Period                             -          -     97,324    387,782    553,193    403,597
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $     9.952 $    7.944 $    9.970 $   10.915 $    11.32 $   12.926
 Accumulation Unit Value, End of Period                       $     7.944 $    9.970 $   10.915 $   11.318 $    12.93 $   11.966
 Number of Units Outstanding, End of Period                       597,267    552,457    457,153    334,455    240,380    183,364
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $     7.098 $    5.758 $    7.292 $    8.349 $    9.230 $   11.616
 Accumulation Unit Value, End of Period                       $     5.758 $    7.292 $    8.349 $    9.230 $   11.616 $   12.402
 Number of Units Outstanding, End of Period                       777,124    775,816    811,538    726,556    712,821    549,659
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
 (5)Accumulation Unit Value, Beginning of Period              $    10.000 $    7.301 $   10.766 $   13.389 $   14.120 $   16.320
 Accumulation Unit Value, End of Period                       $     7.301 $   10.766 $   13.389 $   14.120 $   16.320 $   14.033
 Number of Units Outstanding, End of Period                       232,446    298,655    218,058    160,174    110,309     70,088
--------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $     6.206 $    4.492 $    5.529 $    5.722 $    5.959 $    6.191
 Accumulation Unit Value, End of Period                       $     4.492 $    5.529 $    5.722 $    5.959 $    6.191 $    6.436
 Number of Units Outstanding, End of Period                       888,918    894,868    771,536    557,264    408,396    290,349



* Contracts with the with the Enhanced Death Benefit, The Performance Income Benefit, or The Performance Death Benefit Option were first offered under the Contracts on October 30, 1995. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
     WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT

                           Mortality & Expense = 1.38



                                                              For the Year Ending December 31
Sub-Accounts                                                    2000    2001    2002    2003
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.130 $ 7.140 $ 5.445
 Accumulation Unit Value, End of Period                       $10.130 $ 7.140 $ 5.445 $ 6.763
 Number of Units Outstanding, End of Period                         0   8,274   2,542   1,721
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.500 $ 9.803 $ 7.919
 Accumulation Unit Value, End of Period                       $10.500 $ 9.803 $ 7.919 $ 9.979
 Number of Units Outstanding, End of Period                         0  32,767  42,750  42,787
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.130 $ 7.298 $ 5.665
 Accumulation Unit Value, End of Period                       $10.130 $ 7.298 $ 5.665 $ 6.855
 Number of Units Outstanding, End of Period                         0  42,019  64,478  74,136
---------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.400 $ 8.428 $ 6.530
 Accumulation Unit Value, End of Period                       $10.400 $ 8.428 $ 6.530 $ 8.302
 Number of Units Outstanding, End of Period                         0  15,632  22,600  21,150
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.870 $ 7.455 $ 5.817
 Accumulation Unit Value, End of Period                       $ 9.870 $ 7.455 $ 5.817 $ 7.515
 Number of Units Outstanding, End of Period                         0   2,872   2,872       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.320 $ 9.532 $ 8.216
 Accumulation Unit Value, End of Period                       $10.320 $ 9.532 $ 8.216 $10.692
 Number of Units Outstanding, End of Period                         0  10,847  20,590  20,537
---------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.540 $ 6.229 $ 5.699
 Accumulation Unit Value, End of Period                       $ 9.540 $ 6.229 $ 5.699 $ 7.173
 Number of Units Outstanding, End of Period                         0   1,095   3,098   3,466
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.280 $10.524 $ 9.427
 Accumulation Unit Value, End of Period                       $10.280 $10.524 $ 9.427 $11.224
 Number of Units Outstanding, End of Period                         0       0   3,451   3,541
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.020 $10.815 $11.244
 Accumulation Unit Value, End of Period                       $10.020 $10.815 $11.244 $12.014
 Number of Units Outstanding, End of Period                         0  13,397  30,063  32,090
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.010 $10.523 $10.789
 Accumulation Unit Value, End of Period                       $10.010 $10.523 $10.789 $10.867
 Number of Units Outstanding, End of Period                         0   2,790  11,646   9,583
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.020 $10.217 $10.239
 Accumulation Unit Value, End of Period                       $10.020 $10.217 $10.239 $10.156
 Number of Units Outstanding, End of Period                         0       0   6,065   6,224
---------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.980 $ 8.629 $ 6.590
 Accumulation Unit Value, End of Period                       $ 9.980 $ 8.629 $ 6.590 $ 8.302
 Number of Units Outstanding, End of Period                         0   2,300  17,670  21,148
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.070 $ 8.913 $ 7.914
 Accumulation Unit Value, End of Period                       $10.070 $ 8.913 $ 7.914 $ 9.844
 Number of Units Outstanding, End of Period                         0  16,838  39,436  39,654
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.140 $ 7.418 $ 5.638
 Accumulation Unit Value, End of Period                       $10.140 $ 7.418 $ 5.638 $ 6.518
 Number of Units Outstanding, End of Period                         0  15,501  17,202  17,738
---------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.540 $ 8.788 $ 7.888
 Accumulation Unit Value, End of Period                       $ 9.540 $ 8.788 $ 7.888 $11.633
 Number of Units Outstanding, End of Period                         0   1,255     649     648
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.830 $ 8.252 $ 5.843
 Accumulation Unit Value, End of Period                       $ 9.830 $ 8.252 $ 5.843 $ 7.192
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.200 $ 8.110 $ 6.647
 Accumulation Unit Value, End of Period                       $10.200 $ 8.110 $ 6.647 $ 8.346
 Number of Units Outstanding, End of Period                         0   5,712   4,909   4,736
---------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 7.319
 Accumulation Unit Value, End of Period                             -       - $ 7.319 $10.224
 Number of Units Outstanding, End of Period                         -       -       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.320 $ 9.848 $ 6.984
 Accumulation Unit Value, End of Period                       $10.320 $ 9.848 $ 6.984 $ 9.738
 Number of Units Outstanding, End of Period                         0   2,318   3,395     980
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.030 $11.192 $10.534
 Accumulation Unit Value, End of Period                       $10.030 $11.192 $10.534 $14.371
 Number of Units Outstanding, End of Period                         0       0     345     345
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -

                                                              For the Year Ending December 31
Sub-Accounts                                                    2000    2001    2002    2003
---------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 8.059
 Accumulation Unit Value, End of Period                             -       - $ 8.059 $10.402
 Number of Units Outstanding, End of Period                         -       -   5,914   5,415
---------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.840 $ 6.641 $ 4.417
 Accumulation Unit Value, End of Period                       $ 9.840 $ 6.641 $ 4.417 $ 5.543
 Number of Units Outstanding, End of Period                         0   5,649   1,319   1,291
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.900 $ 7.605 $ 5.575
 Accumulation Unit Value, End of Period                       $ 9.900 $ 7.605 $ 5.575 $ 7.115
 Number of Units Outstanding, End of Period                         0       0     912     947
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.160 $ 8.752 $ 6.014
 Accumulation Unit Value, End of Period                       $10.160 $ 8.752 $ 6.014 $ 7.411
 Number of Units Outstanding, End of Period                         0   2,532   2,532       0
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.930 $ 7.645 $ 5.278
 Accumulation Unit Value, End of Period                       $ 9.930 $ 7.645 $ 5.278 $ 7.006
 Number of Units Outstanding, End of Period                         0       0       0     869
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.360 $10.222 $ 7.829
 Accumulation Unit Value, End of Period                       $10.360 $10.222 $ 7.829 $10.197
 Number of Units Outstanding, End of Period                         0   8,207  12,552  10,278
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.810 $ 7.982 $ 5.439
 Accumulation Unit Value, End of Period                       $ 9.810 $ 7.982 $ 5.439 $ 6.611
 Number of Units Outstanding, End of Period                         0       0       0      85
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.230 $ 9.431 $ 7.528
 Accumulation Unit Value, End of Period                       $10.230 $ 9.431 $ 7.528 $ 9.448
 Number of Units Outstanding, End of Period                         0   2,347   2,347       0
---------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.320 $ 8.069 $ 6.546
 Accumulation Unit Value, End of Period                       $10.320 $ 8.069 $ 6.546 $ 8.289
 Number of Units Outstanding, End of Period                         0   2,833   3,124   2,972
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
 (5) Accumulation Unit Value, Beginning of Period                   -       - $10.000 $ 7.301
 Accumulation Unit Value, End of Period                             -       - $ 7.301 $10.766
 Number of Units Outstanding, End of Period                         -       -       0       0
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.820 $ 7.566 $ 5.477
 Accumulation Unit Value, End of Period                       $ 9.820 $ 7.566 $ 5.477 $ 6.741
 Number of Units Outstanding, End of Period                         0   2,587     890     980

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
     WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT

                           Mortality & Expense = 1.38



                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005    2006    2007
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.763 $ 7.511 $ 9.115 $ 9.686
 Accumulation Unit Value, End of Period                       $ 7.511 $ 9.115 $ 9.686 $11.419
 Number of Units Outstanding, End of Period                     1,721     729     729     729
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.979 $10.664 $11.097 $12.148
 Accumulation Unit Value, End of Period                       $10.664 $11.097 $12.148 $12.474
 Number of Units Outstanding, End of Period                    53,435  40,658  38,857  37,273
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.855 $ 7.507 $ 8.740 $ 8.972
 Accumulation Unit Value, End of Period                       $ 7.507 $ 8.740 $ 8.972 $10.567
 Number of Units Outstanding, End of Period                    73,329  40,658  23,587  16,815
---------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.302 $ 9.222 $ 9.877 $12.673
 Accumulation Unit Value, End of Period                       $ 9.222 $ 9.877 $12.673 $14.433
 Number of Units Outstanding, End of Period                    22,618  11,102   8,270   8,084
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.515 $ 8.333 $ 8.769 $10.243
 Accumulation Unit Value, End of Period                       $ 8.333 $ 8.769 $10.243 $11.816
 Number of Units Outstanding, End of Period                       768   1,415   1,414     617
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.692 $12.108 $12.687 $15.244
 Accumulation Unit Value, End of Period                       $12.108 $12.687 $15.244 $16.074
 Number of Units Outstanding, End of Period                    22,011  18,483   8,209   7,142
---------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.173 $ 7.763 $ 7.816 $ 8.417
 Accumulation Unit Value, End of Period                       $ 7.763 $ 7.816 $ 8.417 $ 8.639
 Number of Units Outstanding, End of Period                     3,619   2,136   2,152   2,019
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $11.224 $12.272 $12.933 $14.555
 Accumulation Unit Value, End of Period                       $12.272 $12.933 $14.555 $14.799
 Number of Units Outstanding, End of Period                     3,582   1,535   1,522       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $12.014 $12.457 $12.682 $13.208
 Accumulation Unit Value, End of Period                       $12.457 $12.682 $13.208 $13.792
 Number of Units Outstanding, End of Period                    20,752  18,809  20,068  15,423
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.867 $10.860 $10.900 $11.200
 Accumulation Unit Value, End of Period                       $10.860 $10.900 $11.200 $11.360
 Number of Units Outstanding, End of Period                    14,163  11,671  13,956  11,715
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.156 $10.094 $10.223 $10.539
 Accumulation Unit Value, End of Period                       $10.094 $10.223 $10.539 $10.895
 Number of Units Outstanding, End of Period                     7,414   8,697   6,810   6,859
---------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.302 $ 9.047 $ 9.327 $10.621
 Accumulation Unit Value, End of Period                       $ 9.047 $ 9.327 $10.621 $11.011
 Number of Units Outstanding, End of Period                    22,901  10,957   3,301   3,661
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.844 $10.706 $11.427 $12.950
 Accumulation Unit Value, End of Period                       $10.706 $11.427 $12.950 $13.860
 Number of Units Outstanding, End of Period                    34,113  28,478  25,606  25,947
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.518 $ 7.749 $ 8.752 $10.376
 Accumulation Unit Value, End of Period                       $ 7.749 $ 8.752 $10.376 $12.302
 Number of Units Outstanding, End of Period                    31,354  23,904  21,584  21,346
---------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $11.633 $14.111 $18.612 $25.151
 Accumulation Unit Value, End of Period                       $14.111 $18.612 $25.151 $34.803
 Number of Units Outstanding, End of Period                       832   1,442   1,240   1,184
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 7.192 $ 7.637 $ 8.708 $ 8.932
 Accumulation Unit Value, End of Period                       $ 7.637 $ 8.708 $ 8.932 $10.728
 Number of Units Outstanding, End of Period                         0     400       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 8.346 $ 9.653 $10.564 $13.026
 Accumulation Unit Value, End of Period                       $ 9.653 $10.564 $13.026 $14.706
 Number of Units Outstanding, End of Period                     5,792   4,258   3,826   3,378
---------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.224 $12.250 $14.191 $15.280
 Accumulation Unit Value, End of Period                       $12.250 $14.191 $15.280 $18.466
 Number of Units Outstanding, End of Period                       333     664   1,262     546
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 9.738 $10.995 $12.167 $14.470
 Accumulation Unit Value, End of Period                       $10.995 $12.167 $14.470 $15.375
 Number of Units Outstanding, End of Period                     2,089     456   1,070     313
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $14.371 $19.313 $22.275 $30.300
 Accumulation Unit Value, End of Period                       $19.313 $22.275 $30.300 $24.756
 Number of Units Outstanding, End of Period                       661     312     990     315
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.138 $12.194 $12.606
 Accumulation Unit Value, End of Period                       $11.138 $12.194 $12.606 $14.606

                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005    2006    2007
---------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.402 $12.069 $12.412 $14.222
 Accumulation Unit Value, End of Period                       $12.069 $12.412 $14.222 $13.725
 Number of Units Outstanding, End of Period                     6,312  11,014  10,255  10,728
---------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 5.543 $ 5.846 $ 6.217 $ 6.301
 Accumulation Unit Value, End of Period                       $ 5.846 $ 6.217 $ 6.301 $ 7.261
 Number of Units Outstanding, End of Period                     1,315     637     653     575
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 7.115 $ 7.475 $ 8.016 $ 8.396
 Accumulation Unit Value, End of Period                       $ 7.475 $ 8.016 $ 8.396 $ 9.266
 Number of Units Outstanding, End of Period                     1,641   1,568   1,579   1,474
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $10.807
 Accumulation Unit Value, End of Period                             -       - $10.807 $11.511
 Number of Units Outstanding, End of Period                         -       -       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.829 $11.482 $12.586
 Accumulation Unit Value, End of Period                       $10.829 $11.482 $12.586 $13.584
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 7.006 $ 7.906 $ 8.696 $ 8.463
 Accumulation Unit Value, End of Period                       $ 7.906 $ 8.696 $ 8.463 $ 9.393
 Number of Units Outstanding, End of Period                       830   2,872   3,247   3,201
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.197 $11.175 $11.517 $13.276
 Accumulation Unit Value, End of Period                       $11.175 $11.517 $13.276 $13.715
 Number of Units Outstanding, End of Period                    11,954   6,419   6,363   4,614
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 6.611 $ 7.058 $ 7.987 $ 7.819
 Accumulation Unit Value, End of Period                       $ 7.058 $ 7.987 $ 7.819 $ 8.752
 Number of Units Outstanding, End of Period                        85     348     347     346
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.703 $10.896 $11.741
 Accumulation Unit Value, End of Period                       $10.703 $10.896 $11.741 $11.882
 Number of Units Outstanding, End of Period                         0     290     284     278
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.249 $11.262 $13.121
 Accumulation Unit Value, End of Period                       $11.249 $11.262 $13.121 $13.413
 Number of Units Outstanding, End of Period                     7,572   6,857   9,948   5,826
---------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       - $10.000 $11.342 $13.073
 Accumulation Unit Value, End of Period                             - $11.342 $13.073 $12.574
 Number of Units Outstanding, End of Period                         -   1,889   2,373   1,217
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.960 $11.939 $13.926
 Accumulation Unit Value, End of Period                       $10.960 $11.939 $13.926 $14.198
 Number of Units Outstanding, End of Period                         0     330     330     329
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.528 $12.513 $14.974
 Accumulation Unit Value, End of Period                       $11.528 $12.513 $14.974 $17.034
 Number of Units Outstanding, End of Period                         0   2,894   2,784   2,698
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 9.448 $10.344 $10.725 $12.249
 Accumulation Unit Value, End of Period                       $10.344 $10.725 $12.249 $11.340
 Number of Units Outstanding, End of Period                       917     737     737     737
---------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 8.289 $ 9.490 $10.492 $13.204
 Accumulation Unit Value, End of Period                       $ 9.490 $10.492 $13.204 $14.098
 Number of Units Outstanding, End of Period                     3,719   5,087   7,531   4,654
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB
 (5) Accumulation Unit Value, Beginning of Period             $10.766 $13.389 $14.120 $16.320
 Accumulation Unit Value, End of Period                       $13.389 $14.120 $16.320 $14.033
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 6.741 $ 6.976 $ 7.265 $ 7.548
 Accumulation Unit Value, End of Period                       $ 6.976 $ 7.265 $ 7.548 $ 7.847
 Number of Units Outstanding, End of Period                     1,027   1,018   1,030     995



* Contracts with the Longevity Reward Rider with the Enhanced Earnings Death Benefit were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
     WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION
                   OPTION OR DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.42



                                                                 For the Year Ending December 31
Sub-Accounts                                                     2000    2001     2002     2003
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                  $10.000 $  9.682 $  6.821 $  5.200
 Accumulation Unit Value, End of Period                        $ 9.682 $  6.821 $  5.200 $  6.456
 Number of Units Outstanding, End of Period                      3,790    3,592    6,292    9,282
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                  $10.000 $ 10.688 $  9.978 $  8.057
 Accumulation Unit Value, End of Period                        $10.688 $  9.978 $  8.057 $ 10.149
 Number of Units Outstanding, End of Period                     50,253  130,186  121,293  132,918
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                  $10.000 $  9.530 $  6.864 $  5.326
 Accumulation Unit Value, End of Period                        $ 9.530 $  6.864 $  5.326 $  6.442
 Number of Units Outstanding, End of Period                     55,513  122,771   97,168  125,713
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                  $10.000 $  9.196 $  7.448 $  5.769
 Accumulation Unit Value, End of Period                        $ 9.196 $  7.448 $  5.769 $  7.331
 Number of Units Outstanding, End of Period                     23,454   37,252   47,375   43,203
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                  $10.000 $  9.869 $  6.857 $  4.960
 Accumulation Unit Value, End of Period                        $ 9.869 $  6.857 $  4.960 $  6.405
 Number of Units Outstanding, End of Period                          0        0      494      494
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                  $10.000 $  9.937 $  9.175 $  7.905
 Accumulation Unit Value, End of Period                        $ 9.937 $  9.175 $  7.905 $ 10.283
 Number of Units Outstanding, End of Period                     13,949   37,059   42,631   61,916
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                  $10.000 $  6.947 $  4.532 $  4.146
 Accumulation Unit Value, End of Period                        $ 6.947 $  4.532 $  4.146 $  5.215
 Number of Units Outstanding, End of Period                      4,679    5,065   15,389   16,556
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                  $10.000 $ 10.277 $ 10.112 $  9.198
 Accumulation Unit Value, End of Period                        $10.277 $ 10.112 $  9.198 $ 10.947
 Number of Units Outstanding, End of Period                          0   30,858   11,696    8,820
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                  $10.000 $ 10.759 $ 11.609 $ 12.065
 Accumulation Unit Value, End of Period                        $10.759 $ 11.609 $ 12.065 $ 12.887
 Number of Units Outstanding, End of Period                      9,069   38,761   40,119   61,233
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                  $10.000 $ 10.310 $ 10.839 $ 11.109
 Accumulation Unit Value, End of Period                        $10.310 $ 10.839 $ 11.109 $ 11.185
 Number of Units Outstanding, End of Period                          0    1,344    9,484   10,026
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                  $10.000 $ 10.267 $ 10.506 $ 10.485
 Accumulation Unit Value, End of Period                        $10.267 $ 10.506 $ 10.485 $ 10.396
 Number of Units Outstanding, End of Period                      2,122   24,050   23,607   27,338
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                  $10.000 $  8.957   $7.742 $  5.911
 Accumulation Unit Value, End of Period                        $ 8.957 $  7.742   $5.911 $  7.443
 Number of Units Outstanding, End of Period                      9,545    8,769   16,817   11,192
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                  $10.000 $  9.926 $  8.780 $  7.793
 Accumulation Unit Value, End of Period                        $ 9.926 $  8.780 $  7.793 $  9.690
 Number of Units Outstanding, End of Period                     52,247  180,367  105,669  144,775
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                  $10.000 $ 10.128 $  7.406 $  5.627
 Accumulation Unit Value, End of Period                        $10.128 $  7.406 $  5.627 $  6.503
 Number of Units Outstanding, End of Period                     30,526   72,900   67,904   74,314
-------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                  $10.000 $  9.538 $  5.568 $  5.272
 Accumulation Unit Value, End of Period                        $ 9.538 $  5.568 $  5.272 $  7.771
 Number of Units Outstanding, End of Period                          0        0    6,165    3,790
-------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                  $10.000 $  8.327 $  6.961 $  4.946
 Accumulation Unit Value, End of Period                        $ 8.327 $  6.961 $  4.946 $  6.086
 Number of Units Outstanding, End of Period                     11,936   15,170    6,235   10,156
-------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                  $10.000 $  9.045 $  7.189 $  5.890
 Accumulation Unit Value, End of Period                        $ 9.045 $  7.189 $  5.890 $  7.392
 Number of Units Outstanding, End of Period                      1,098    5,136    9,222    9,873
-------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                        -        - $ 10.000 $  7.317
 Accumulation Unit Value, End of Period                              -        - $  7.317 $ 10.217
 Number of Units Outstanding, End of Period                          -        -      887    8,193
-------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                  $10.000 $ 10.221 $  9.749 $  6.911
 Accumulation Unit Value, End of Period                        $10.221 $  9.749 $  6.911 $  9.633
 Number of Units Outstanding, End of Period                        361   11,011   14,736   17,598
-------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                  $10.000 $ 10.025 $ 12.431 $ 12.064
 Accumulation Unit Value, End of Period                        $10.025 $ 12.431 $ 12.064 $ 16.452
 Number of Units Outstanding, End of Period                          0      144    1,927    3,216
-------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                        -        -        -        -
 Accumulation Unit Value, End of Period                              -        -        -        -
-------------------------------------------------------------------------------------------------

                                                                 For the Year Ending December 31
Sub-Accounts                                                     2000    2001     2002     2003
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                          -        -        -        -
-------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                        -        - $ 10.000 $  8.057
 Accumulation Unit Value, End of Period                              -        - $  8.057 $ 10.395
 Number of Units Outstanding, End of Period                          -        -      205    8,269
-------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                  $10.000 $  8.121 $  5.479 $  3.643
 Accumulation Unit Value, End of Period                        $ 8.121 $  5.479 $  3.643 $  4.570
 Number of Units Outstanding, End of Period                     14,669 1  6,442   20,987   38,535
-------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                  $10.000 $  9.895 $  6.253 $  4.659
 Accumulation Unit Value, End of Period                        $ 9.895 $  6.253 $  4.659 $  5.943
 Number of Units Outstanding, End of Period                          0      475    1,687    2,161
-------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                  $10.000 $  8.313 $  7.159 $  4.917
 Accumulation Unit Value, End of Period                        $ 8.313 $  7.159 $  4.917 $  6.057
 Number of Units Outstanding, End of Period                        101       99    3,349    3,370
-------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                        -        -        -        -
 Accumulation Unit Value, End of Period                              -        -        -        -
 Number of Units Outstanding, End of Period                          -        -        -        -
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                  $10.000 $  9.927 $  6.153 $  4.246
 Accumulation Unit Value, End of Period                        $ 9.927 $  6.153 $  4.246 $  5.633
 Number of Units Outstanding, End of Period                          0        0        0        0
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                  $10.000 $ 10.359 $ 10.092 $  7.727
 Accumulation Unit Value, End of Period                        $10.359 $ 10.092 $  7.727 $ 10.060
 Number of Units Outstanding, End of Period                          0    6,026   12,958   19,313
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                  $10.000 $  7.971 $  6.484 $  4.416
 Accumulation Unit Value, End of Period                        $ 7.971 $  6.484 $  4.416 $  5.366
 Number of Units Outstanding, End of Period                      1,954    3,244    3,632    5,179
-------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -        -        -        -
 Accumulation Unit Value, End of Period                              -        -        -        -
 Number of Units Outstanding, End of Period                          -        -        -        -
-------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -        -        -        -
 Accumulation Unit Value, End of Period                              -        -        -        -
 Number of Units Outstanding, End of Period                          -        -        -        -
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -        -        -        -
 Accumulation Unit Value, End of Period                              -        -        -        -
 Number of Units Outstanding, End of Period                          -        -        -        -
-------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -        -        -        -
 Accumulation Unit Value, End of Period                              -        -        -        -
 Number of Units Outstanding, End of Period                          -        -        -        -
-------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -        -        -        -
 Accumulation Unit Value, End of Period                              -        -        -        -
 Number of Units Outstanding, End of Period                          -        -        -        -
-------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                  $10.000 $ 10.225 $  9.729 $  7.763
 Accumulation Unit Value, End of Period                        $10.225 $  9.729 $  7.763 $  9.739
 Number of Units Outstanding, End of Period                          0    1,234    2,855    3,109
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                  $10.000 $ 10.316 $  7.042 $  5.710
 Accumulation Unit Value, End of Period                        $10.316 $  7.042 $  5.710 $  7.228
 Number of Units Outstanding, End of Period                          0      820    2,127    2,104
-------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                        -        - $ 10.000 $  7.299
 Accumulation Unit Value, End of Period                              -        - $  7.299 $ 10.759
 Number of Units Outstanding, End of Period                          -        -    1,942    1,625
-------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                  $10.000 $  8.109 $  6.196 $  4.483
 Accumulation Unit Value, End of Period                        $ 8.109 $  6.196 $  4.483 $ 5.516
 Number of Units Outstanding, End of Period                        482    1,050    3,471    6,470

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
     WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION
                   OPTION OR DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.42



                                                                For the Year Ending December 31
Sub-Accounts                                                    2004     2005     2006     2007
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  6.456 $  7.167 $  8.694 $  9.235
 Accumulation Unit Value, End of Period                       $  7.167 $  8.694 $  9.235 $ 10.883
 Number of Units Outstanding, End of Period                     18,652   21,685   19,378   18,544
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.149 $ 10.841 $ 11.277 $ 12.340
 Accumulation Unit Value, End of Period                       $ 10.841 $ 11.277 $ 12.340 $ 12.666
 Number of Units Outstanding, End of Period                    201,114  257,558  229,748  145,445
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  6.442 $  7.052 $  8.207 $  8.422
 Accumulation Unit Value, End of Period                       $  7.052 $  8.207 $  8.422 $  9.915
 Number of Units Outstanding, End of Period                    140,268  241,473  188,461  165,865
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  7.331 $  8.140 $  8.715 $ 11.177
 Accumulation Unit Value, End of Period                       $  8.140 $  8.715 $ 11.177 $ 12.724
 Number of Units Outstanding, End of Period                     58,810   88,725   67,849   65,513
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  6.405 $  7.099 $  7.468 $  8.720
 Accumulation Unit Value, End of Period                       $  7.099 $  7.468 $  8.720 $ 10.055
 Number of Units Outstanding, End of Period                        494    2,513    1,341    1,302
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.283 $ 11.640 $ 12.192 $ 14.644
 Accumulation Unit Value, End of Period                       $ 11.640 $ 12.192 $ 14.644 $ 15.434
 Number of Units Outstanding, End of Period                     72,505  121,814  108,877   83,752
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  5.215 $  5.642 $  5.679 $  6.113
 Accumulation Unit Value, End of Period                       $  5.642 $  5.679 $  6.113 $  6.271
 Number of Units Outstanding, End of Period                     22,282   37,232   32,294   27,562
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.947 $ 11.964 $ 12.604 $ 14.178
 Accumulation Unit Value, End of Period                       $ 11.964 $ 12.604 $ 14.178 $ 14.411
 Number of Units Outstanding, End of Period                     26,357   44,906   27,742   20,535
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 12.887 $ 13.356 $ 13.592 $ 14.150
 Accumulation Unit Value, End of Period                       $ 13.356 $ 13.592 $ 14.150 $ 14.770
 Number of Units Outstanding, End of Period                     61,127   81,861   65,971   64,761
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 11.185 $ 11.173 $ 11.210 $ 11.514
 Accumulation Unit Value, End of Period                       $ 11.173 $ 11.210 $ 11.514 $ 11.674
 Number of Units Outstanding, End of Period                     15,470   24,262   23,734   18,251
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.396 $ 10.328 $ 10.457 $ 10.775
 Accumulation Unit Value, End of Period                       $ 10.328 $ 10.457 $ 10.775 $ 11.135
 Number of Units Outstanding, End of Period                     36,878   36,620   52,665   46,208
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  7.443 $  8.107 $  8.356 $  9.511
 Accumulation Unit Value, End of Period                       $  8.107 $  8.356 $  9.511 $  9.856
 Number of Units Outstanding, End of Period                     12,703   40,893   40,201   34,160
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  9.690 $ 10.533 $ 11.238 $ 12.731
 Accumulation Unit Value, End of Period                       $ 10.533 $ 11.238 $ 12.731 $ 13.621
 Number of Units Outstanding, End of Period                    117,831  126,554  111,525   99,969
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  6.503 $  7.728 $  8.724 $ 10.339
 Accumulation Unit Value, End of Period                       $  7.728 $  8.724 $ 10.339 $ 12.253
 Number of Units Outstanding, End of Period                     78,558   89,956   93,096   79,705
-------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $  7.771 $  9.423 $ 12.424 $ 16.782
 Accumulation Unit Value, End of Period                       $  9.423 $ 12.424 $ 16.782 $ 23.213
 Number of Units Outstanding, End of Period                     11,797   70,216   72,527   79,423
-------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $  6.086 $  6.460 $  7.362 $  7.549
 Accumulation Unit Value, End of Period                       $  6.460 $  7.362 $  7.549 $  9.063
 Number of Units Outstanding, End of Period                     26,153   36,554   34,992   20,902
-------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $  7.392 $  8.547 $  9.350 $ 11.524
 Accumulation Unit Value, End of Period                       $  8.547 $  9.350 $ 11.524 $ 13.005
 Number of Units Outstanding, End of Period                     17,590   23,231   24,810   15,779
-------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 10.217 $ 12.236 $ 14.170 $ 15.251
 Accumulation Unit Value, End of Period                       $ 12.236 $ 14.170 $ 15.251 $ 18.424
 Number of Units Outstanding, End of Period                     12,396   15,630   11,272   22,203
-------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $  9.633 $ 10.872 $ 12.026 $ 14.297
 Accumulation Unit Value, End of Period                       $ 10.872 $ 12.026 $ 14.297 $ 15.185
 Number of Units Outstanding, End of Period                     20,113   61,240   62,775   65,728
-------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 16.452 $ 22.102 $ 25.482 $ 34.647
 Accumulation Unit Value, End of Period                       $ 22.102 $ 25.482 $ 34.647 $ 28.297
 Number of Units Outstanding, End of Period                      8,569   16,457   13,944    7,396
-------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 11.135 $ 12.187 $ 12.595
 Accumulation Unit Value, End of Period                       $ 11.135 $ 12.187 $ 12.595 $ 14.587
-------------------------------------------------------------------------------------------------

                                                                For the Year Ending December 31
Sub-Accounts                                                    2004     2005     2006     2007
-------------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                      2,594    3,141    4,837    4,045
-------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 10.395 $ 12.057 $ 12.394 $ 14.195
 Accumulation Unit Value, End of Period                       $ 12.057 $ 12.394 $ 14.195 $ 13.694
 Number of Units Outstanding, End of Period                     42,824   91,027   85,371   79,601
-------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $  4.570 $  4.817 $  5.121 $  5.188
 Accumulation Unit Value, End of Period                       $  4.817 $  5.121 $  5.188 $  5.976
 Number of Units Outstanding, End of Period                     70,463  119,379   94,371   84,339
-------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $  5.943 $  6.241 $  6.691 $  7.005
 Accumulation Unit Value, End of Period                       $  6.241 $  6.691 $  7.005 $  7.728
 Number of Units Outstanding, End of Period                     17,146   18,156   20,083   10,367
-------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                        -        - $ 10.000 $ 10.804
 Accumulation Unit Value, End of Period                              -        - $ 10.804 $ 11.503
 Number of Units Outstanding, End of Period                          -        -    5,693    5,461
-------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 10.826 $ 11.475 $ 12.572
 Accumulation Unit Value, End of Period                       $ 10.826 $ 11.475 $ 12.572 $ 13.564
 Number of Units Outstanding, End of Period                          0   12,449   13,121    9,875
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $  5.633 $  6.354 $  6.987 $  6.796
 Accumulation Unit Value, End of Period                       $  6.354 $  6.987 $  6.796 $  7.541
 Number of Units Outstanding, End of Period                     10,400   23,815   27,978   17,791
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 10.060 $ 11.020 $ 11.353 $ 13.081
 Accumulation Unit Value, End of Period                       $ 11.020 $ 11.353 $ 13.081 $ 13.509
 Number of Units Outstanding, End of Period                     22,522   59,040   52,134   37,570
-------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $  5.366 $  5.726 $  6.477 $  6.339
 Accumulation Unit Value, End of Period                       $  5.726 $  6.477 $  6.339 $  7.093
 Number of Units Outstanding, End of Period                      4,621    9,752   14,317   11,209
-------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 10.701 $ 10.888 $ 11.728
 Accumulation Unit Value, End of Period                       $ 10.701 $ 10.888 $ 11.728 $ 11.864
 Number of Units Outstanding, End of Period                          0    1,451    1,462    1,479
-------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 11.246 $ 11.254 $ 13.106
 Accumulation Unit Value, End of Period                       $ 11.246 $ 11.254 $ 13.106 $ 13.392
 Number of Units Outstanding, End of Period                      5,173   13,076   19,241   15,465
-------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        - $ 10.000 $ 11.339 $ 13.065
 Accumulation Unit Value, End of Period                              - $ 11.339 $ 13.065 $ 12.560
 Number of Units Outstanding, End of Period                          -        0   17,519   28,261
-------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 10.957 $ 11.930 $ 13.911
 Accumulation Unit Value, End of Period                       $ 10.957 $ 11.930 $ 13.911 $ 14.176
 Number of Units Outstanding, End of Period                      1,650   24,837   27,846   26,279
-------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 11.525 $ 12.505 $ 14.958
 Accumulation Unit Value, End of Period                       $ 11.525 $ 12.505 $ 14.958 $ 17.008
 Number of Units Outstanding, End of Period                        351   30,728   24,011   29,948
-------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $  9.739 $ 10.658 $ 11.047 $ 12.612
 Accumulation Unit Value, End of Period                       $ 10.658 $ 11.047 $ 12.612 $ 11.670
 Number of Units Outstanding, End of Period                      7,921   22,040   21,435   17,489
-------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $  7.228 $  8.272 $  9.142 $ 11.500
 Accumulation Unit Value, End of Period                       $  8.272 $  9.142 $ 11.500 $ 12.273
 Number of Units Outstanding, End of Period                     14,061   27,526   24,109   30,068
-------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                 $ 10.759 $ 13.374 $ 14.099 $ 16.289
 Accumulation Unit Value, End of Period                       $ 13.374 $ 14.099 $ 16.289 $ 14.002
 Number of Units Outstanding, End of Period                        701      701      701      701
-------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $  5.516 $  5.706 $  5.940 $  6.169
 Accumulation Unit Value, End of Period                       $  5.706 $  5.940 $  6.169 $  6.411
 Number of Units Outstanding, End of Period                     20,971   29,031   28,932   18,038
-------------------------------------------------------------------------------------------------



* Contracts with the Longevity Reward Rider with the Performance Benefit Combination or the Death Benefit Combination Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.42% and an administrative expense charge of 0.10%.

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
                 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION

                           Mortality & Expense = 1.45



                                                               For the Year Ending December 31
Sub-Accounts                                                    2000    2001     2002     2003
-----------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.130 $  7.135 $ 5.437
 Accumulation Unit Value, End of Period                       $10.130 $  7.135 $  5.437 $ 6.748
 Number of Units Outstanding, End of Period                         0   12,656   12,653  12,649
-----------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.496 $  9.796 $ 7.908
 Accumulation Unit Value, End of Period                       $10.496 $  9.796 $  7.908 $ 9.958
 Number of Units Outstanding, End of Period                         0   55,801   65,323  53,149
-----------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.128 $  7.292 $ 5.657
 Accumulation Unit Value, End of Period                       $10.128 $  7.292 $  5.657 $ 6.840
 Number of Units Outstanding, End of Period                         0  109,861  109,820  93,305
-----------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.401 $  8.422 $ 6.521
 Accumulation Unit Value, End of Period                       $10.401 $  8.422 $  6.521 $ 8.285
 Number of Units Outstanding, End of Period                         0   15,831   17,262  19,778
-----------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.869 $  7.450 $ 5.808
 Accumulation Unit Value, End of Period                       $ 9.869 $  7.450 $  5.808 $ 7.499
 Number of Units Outstanding, End of Period                         0        0    4,767   4,766
-----------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.320 $  9.525 $ 8.204
 Accumulation Unit Value, End of Period                       $10.320 $  9.525 $  8.204 $10.669
 Number of Units Outstanding, End of Period                         0    7,798    7,793  11,703
-----------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.543 $  6.224 $ 5.691
 Accumulation Unit Value, End of Period                       $ 9.543 $  6.224 $  5.691 $ 7.158
 Number of Units Outstanding, End of Period                         0    9,421    8,884   7,761
-----------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.278 $ 10.352 $ 9.414
 Accumulation Unit Value, End of Period                       $10.278 $ 10.352 $  9.414 $11.201
 Number of Units Outstanding, End of Period                         0    2,625      238     238
-----------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.018 $ 10.807 $11.228
 Accumulation Unit Value, End of Period                       $10.018 $ 10.807 $ 11.228 $11.989
 Number of Units Outstanding, End of Period                         0   34,608   24,930  24,246
-----------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.010 $ 10.515 $10.773
 Accumulation Unit Value, End of Period                       $10.010 $ 10.515 $ 10.773 $10.844
 Number of Units Outstanding, End of Period                         0    1,041      841   1,001
-----------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.017 $ 10.247 $10.225
 Accumulation Unit Value, End of Period                       $10.017 $ 10.247 $ 10.225 $10.135
 Number of Units Outstanding, End of Period                         0   22,571   29,440  19,771
-----------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.979 $  8.622 $ 6.581
 Accumulation Unit Value, End of Period                       $ 9.979 $  8.622 $  6.581 $ 8.284
 Number of Units Outstanding, End of Period                         0    7,168    8,291  12,326
-----------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.072 $  8.907 $ 7.902
 Accumulation Unit Value, End of Period                       $10.072 $  8.907 $  7.902 $ 9.823
 Number of Units Outstanding, End of Period                         0   38,063   25,869  20,237
-----------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.140 $  7.413 $ 5.630
 Accumulation Unit Value, End of Period                       $10.140 $  7.413 $  5.630 $ 6.504
 Number of Units Outstanding, End of Period                         0   38,052   34,088  33,975
-----------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.538 $  8.781 $ 7.877
 Accumulation Unit Value, End of Period                       $ 9.538 $  8.781 $  7.877 $11.608
 Number of Units Outstanding, End of Period                         0        0        0       0
-----------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.829 $  8.215 $ 5.835
 Accumulation Unit Value, End of Period                       $ 9.829 $  8.215 $  5.835 $ 7.177
 Number of Units Outstanding, End of Period                         0   10,841   10,836  14,407
-----------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.199 $  8.104 $ 6.638
 Accumulation Unit Value, End of Period                       $10.199 $  8.104 $  6.638 $ 8.328
 Number of Units Outstanding, End of Period                         0    1,531    1,557   1,483
-----------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -        - $ 10.000 $ 7.316
 Accumulation Unit Value, End of Period                             -        - $  7.316 $10.212
 Number of Units Outstanding, End of Period                         -        -    1,281   2,965
-----------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.320 $  9.841 $ 6.974
 Accumulation Unit Value, End of Period                       $10.320 $  9.841 $  6.974 $ 9.717
 Number of Units Outstanding, End of Period                         0    2,487    2,457   2,439
-----------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.025 $ 10.842 $10.519
 Accumulation Unit Value, End of Period                       $10.025 $ 10.842 $ 10.519 $14.340
 Number of Units Outstanding, End of Period                         0      195      332     331
-----------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                       -        -        -       -
 Accumulation Unit Value, End of Period                             -        -        -       -
 Number of Units Outstanding, End of Period                         -        -        -       -
-----------------------------------------------------------------------------------------------

                                                               For the Year Ending December 31
Sub-Accounts                                                    2000    2001     2002     2003
-----------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -        - $ 10.000 $ 8.055
 Accumulation Unit Value, End of Period                             -        - $  8.055 $10.390
 Number of Units Outstanding, End of Period                         -        -    6,585   6,583
-----------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.839 $  6.636 $ 4.411
 Accumulation Unit Value, End of Period                       $ 9.839 $  6.636 $  4.411 $ 5.531
 Number of Units Outstanding, End of Period                         0    9,781    9,938   9,901
-----------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.896 $  7.601 $ 5.567
 Accumulation Unit Value, End of Period                       $ 9.896 $  7.601 $  5.567 $ 7.099
 Number of Units Outstanding, End of Period                         0        0        0       0
-----------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.159 $  8.745 $ 6.005
 Accumulation Unit Value, End of Period                       $10.159 $  8.745 $  6.005 $ 7.396
 Number of Units Outstanding, End of Period                         0        0        0       0
-----------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -        -        -       -
 Accumulation Unit Value, End of Period                             -        -        -       -
 Number of Units Outstanding, End of Period                         -        -        -       -
-----------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.928 $  7.642 $ 5.271
 Accumulation Unit Value, End of Period                       $ 9.928 $  7.642 $  5.271 $ 6.991
 Number of Units Outstanding, End of Period                         0        0        0       0
-----------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.359 $ 10.214 $ 7.818
 Accumulation Unit Value, End of Period                       $10.359 $ 10.214 $  7.818 $10.175
 Number of Units Outstanding, End of Period                         0   15,086    5,823   8,822
-----------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.808 $  8.110 $ 5.431
 Accumulation Unit Value, End of Period                       $ 9.808 $  8.110 $  5.431 $ 6.597
 Number of Units Outstanding, End of Period                         0        0   15,221  19,513
-----------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -        -        -       -
 Accumulation Unit Value, End of Period                             -        -        -       -
 Number of Units Outstanding, End of Period                         -        -        -       -
-----------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -        -        -       -
 Accumulation Unit Value, End of Period                             -        -        -       -
 Number of Units Outstanding, End of Period                         -        -        -       -
-----------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -        -        -       -
 Accumulation Unit Value, End of Period                             -        -        -       -
 Number of Units Outstanding, End of Period                         -        -        -       -
-----------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -        -        -       -
 Accumulation Unit Value, End of Period                             -        -        -       -
 Number of Units Outstanding, End of Period                         -        -        -       -
-----------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -        -        -       -
 Accumulation Unit Value, End of Period                             -        -        -       -
 Number of Units Outstanding, End of Period                         -        -        -       -
-----------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.226 $  9.424 $ 7.517
 Accumulation Unit Value, End of Period                       $10.226 $  9.424 $  7.517 $ 9.428
 Number of Units Outstanding, End of Period                         0    2,533    2,440   2,353
-----------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.316 $  8.063 $ 6.536
 Accumulation Unit Value, End of Period                       $10.316 $  8.063 $  6.536 $ 8.272
 Number of Units Outstanding, End of Period                         0    1,298    1,297   1,297
-----------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                       -        - $ 10.000 $ 7.298
 Accumulation Unit Value, End of Period                             -        - $  7.298 $10.753
 Number of Units Outstanding, End of Period                         -        -    2,080   2,080
-----------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.818 $  7.561 $ 5.469
 Accumulation Unit Value, End of Period                       $ 9.818 $  7.561 $  5.469 $ 6.727
 Number of Units Outstanding, End of Period                         0    1,587    1,690   1,643
-----------------------------------------------------------------------------------------------

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
                 WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION

                           Mortality & Expense = 1.45



                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005    2006    2007
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.748 $ 7.489 $ 9.083 $ 9.645
 Accumulation Unit Value, End of Period                       $ 7.489 $ 9.083 $ 9.645 $11.363
 Number of Units Outstanding, End of Period                     5,903   7,843  12,018   3,394
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.958 $10.634 $11.058 $12.096
 Accumulation Unit Value, End of Period                       $10.634 $11.058 $12.096 $12.412
 Number of Units Outstanding, End of Period                    42,195  25,782  10,598   4,911
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.840 $ 7.486 $ 8.709 $ 8.934
 Accumulation Unit Value, End of Period                       $ 7.486 $ 8.709 $ 8.934 $10.515
 Number of Units Outstanding, End of Period                    64,110  35,753  14,913   8,669
---------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.285 $ 9.196 $ 9.842 $12.619
 Accumulation Unit Value, End of Period                       $ 9.196 $ 9.842 $12.619 $14.362
 Number of Units Outstanding, End of Period                    11,690  10,945   7,008   4,079
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.499 $ 8.309 $ 8.738 $10.200
 Accumulation Unit Value, End of Period                       $ 8.309 $ 8.738 $10.200 $11.758
 Number of Units Outstanding, End of Period                     4,765       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.669 $12.074 $12.642 $15.180
 Accumulation Unit Value, End of Period                       $12.074 $12.642 $15.180 $15.995
 Number of Units Outstanding, End of Period                     3,941   4,222   2,054   2,048
---------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.158 $ 7.741 $ 7.789 $ 8.382
 Accumulation Unit Value, End of Period                       $ 7.741 $ 7.789 $ 8.382 $ 8.597
 Number of Units Outstanding, End of Period                       696   1,189     681     680
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $11.201 $12.237 $12.888 $14.493
 Accumulation Unit Value, End of Period                       $12.237 $12.888 $14.493 $14.727
 Number of Units Outstanding, End of Period                       237     237     237       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $11.989 $12.421 $12.638 $13.152
 Accumulation Unit Value, End of Period                       $12.421 $12.638 $13.152 $13.724
 Number of Units Outstanding, End of Period                    21,972  11,928  11,360   8,483
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.844 $10.829 $10.862 $11.153
 Accumulation Unit Value, End of Period                       $10.829 $10.862 $11.153 $11.304
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.135 $10.065 $10.187 $10.494
 Accumulation Unit Value, End of Period                       $10.065 $10.187 $10.494 $10.841
 Number of Units Outstanding, End of Period                    13,483  11,621  11,352      49
---------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.284 $ 9.021 $ 9.295 $10.576
 Accumulation Unit Value, End of Period                       $ 9.021 $ 9.295 $10.576 $10.957
 Number of Units Outstanding, End of Period                    12,307  12,290  11,965  10,072
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.823 $10.675 $11.386 $12.895
 Accumulation Unit Value, End of Period                       $10.675 $11.386 $12.895 $13.792
 Number of Units Outstanding, End of Period                    16,794   4,986   4,023   3,067
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.504 $ 7.728 $ 8.721 $10.332
 Accumulation Unit Value, End of Period                       $ 7.728 $ 8.721 $10.332 $12.242
 Number of Units Outstanding, End of Period                    17,973   8,199   6,810      77
---------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $11.608 $14.072 $18.547 $25.045
 Accumulation Unit Value, End of Period                       $14.072 $18.547 $25.045 $34.633
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 7.177 $ 7.616 $ 8.677 $ 8.895
 Accumulation Unit Value, End of Period                       $ 7.616 $ 8.677 $ 8.895 $10.676
 Number of Units Outstanding, End of Period                    10,827  10,823  10,820  10,817
---------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 8.328 $ 9.626 $10.527 $12.971
 Accumulation Unit Value, End of Period                       $ 9.626 $10.527 $12.971 $14.634
 Number of Units Outstanding, End of Period                         0   6,953   6,952   6,951
---------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.212 $12.227 $14.154 $15.230
 Accumulation Unit Value, End of Period                       $12.227 $14.154 $15.230 $18.393
 Number of Units Outstanding, End of Period                     2,964   1,682   1,682   1,681
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 9.717 $10.964 $12.124 $14.409
 Accumulation Unit Value, End of Period                       $10.964 $12.124 $14.409 $15.300
 Number of Units Outstanding, End of Period                     2,416   2,395   2,490     533
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $14.340 $19.259 $22.197 $30.172
 Accumulation Unit Value, End of Period                       $19.259 $22.197 $30.172 $24.635
 Number of Units Outstanding, End of Period                       331     330     330     136
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.133 $12.179 $12.583
 Accumulation Unit Value, End of Period                       $11.133 $12.179 $12.583 $14.569
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------

                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005    2006    2007
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.390 $12.047 $12.380 $14.175
 Accumulation Unit Value, End of Period                       $12.047 $12.380 $14.175 $13.671
 Number of Units Outstanding, End of Period                     4,292   8,965   8,963   8,952
---------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 5.531 $ 5.829 $ 6.195 $ 6.274
 Accumulation Unit Value, End of Period                       $ 5.829 $ 6.195 $ 6.274 $ 7.225
 Number of Units Outstanding, End of Period                     7,304   3,221   3,220       0
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 7.099 $ 7.453 $ 7.988 $ 8.361
 Accumulation Unit Value, End of Period                       $ 7.453 $ 7.988 $ 8.361 $ 9.220
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $10.802
 Accumulation Unit Value, End of Period                             -       - $10.802 $11.497
 Number of Units Outstanding, End of Period                         -       -       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.824 $11.468 $12.562
 Accumulation Unit Value, End of Period                       $10.824 $11.468 $12.562 $13.549
 Number of Units Outstanding, End of Period                         0       0     197     197
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 6.991 $ 7.883 $ 8.666 $ 8.427
 Accumulation Unit Value, End of Period                       $ 7.883 $ 8.666 $ 8.427 $ 9.347
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.175 $11.143 $11.476 $13.220
 Accumulation Unit Value, End of Period                       $11.143 $11.476 $13.220 $13.648
 Number of Units Outstanding, End of Period                     6,961   6,825   2,849       1
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 6.597 $ 7.038 $ 7.958 $ 7.786
 Accumulation Unit Value, End of Period                       $ 7.038 $ 7.958 $ 7.786 $ 8.709
 Number of Units Outstanding, End of Period                     4,292   4,291       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.698 $10.882 $11.719
 Accumulation Unit Value, End of Period                       $10.698 $10.882 $11.719 $11.851
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.243 $11.248 $13.095
 Accumulation Unit Value, End of Period                       $11.243 $11.248 $13.095 $13.377
 Number of Units Outstanding, End of Period                         0       0     740     739
---------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       - $10.000 $11.336 $13.058
 Accumulation Unit Value, End of Period                             - $11.336 $13.058 $12.550
 Number of Units Outstanding, End of Period                         -       0     192     192
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.955 $11.924 $13.899
 Accumulation Unit Value, End of Period                       $10.955 $11.924 $13.899 $14.161
 Number of Units Outstanding, End of Period                         0       0   1,065   1,064
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.522 $12.498 $14.946
 Accumulation Unit Value, End of Period                       $11.522 $12.498 $14.946 $16.989
 Number of Units Outstanding, End of Period                         0     311     310     305
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 9.428 $10.315 $10.687 $12.198
 Accumulation Unit Value, End of Period                       $10.315 $10.687 $12.198 $11.284
 Number of Units Outstanding, End of Period                     1,973     273       0       0
---------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 8.272 $ 9.464 $10.455 $13.148
 Accumulation Unit Value, End of Period                       $ 9.464 $10.455 $13.148 $14.028
 Number of Units Outstanding, End of Period                     1,297   1,297   2,274     977
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                 $10.753 $13.364 $14.084 $16.266
 Accumulation Unit Value, End of Period                       $13.364 $14.084 $16.266 $13.978
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 6.727 $ 6.956 $ 7.240 $ 7.516
 Accumulation Unit Value, End of Period                       $ 6.956 $ 7.240 $ 7.516 $ 7.808
 Number of Units Outstanding, End of Period                       540     516       0       0
---------------------------------------------------------------------------------------------



* Contracts with the Enhanced Earnings Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
      FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.48



                                                              For the Year Ending December 31
Sub-Accounts                                                    2000    2001    2002    2003
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.129 $ 6.605 $ 4.941
 Accumulation Unit Value, End of Period                       $10.129 $ 6.605 $ 4.941 $ 6.131
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.495 $ 9.726 $ 7.849
 Accumulation Unit Value, End of Period                       $10.495 $ 9.726 $ 7.849 $ 9.881
 Number of Units Outstanding, End of Period                         0   1,066  11,886  14,734
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.128 $ 6.674 $ 5.176
 Accumulation Unit Value, End of Period                       $10.128 $ 6.674 $ 5.176 $ 6.256
 Number of Units Outstanding, End of Period                         0   5,104  16,549  13,735
---------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.401 $ 8.363 $ 6.473
 Accumulation Unit Value, End of Period                       $10.401 $ 8.363 $ 6.473 $ 8.222
 Number of Units Outstanding, End of Period                         0   2,012   7,417  10,658
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.870 $ 7.368 $ 5.324
 Accumulation Unit Value, End of Period                       $ 9.870 $ 7.368 $ 5.324 $ 6.872
 Number of Units Outstanding, End of Period                         0       0       0   1,557
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.319 $ 9.925 $ 8.171
 Accumulation Unit Value, End of Period                       $10.319 $ 9.925 $ 8.171 $10.623
 Number of Units Outstanding, End of Period                         0       0   8,755   7,222
---------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.540 $ 6.486 $ 4.983
 Accumulation Unit Value, End of Period                       $ 9.540 $ 6.486 $ 4.983 $ 6.264
 Number of Units Outstanding, End of Period                         0       0       0   1,888
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.277 $10.258 $ 9.176
 Accumulation Unit Value, End of Period                       $10.277 $10.258 $ 9.176 $10.915
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.018 $11.011 $11.651
 Accumulation Unit Value, End of Period                       $10.018 $11.011 $11.651 $12.437
 Number of Units Outstanding, End of Period                         0       0   3,384   8,083
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.007 $10.418 $10.856
 Accumulation Unit Value, End of Period                       $10.007 $10.418 $10.856 $10.924
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.017 $10.264 $10.272
 Accumulation Unit Value, End of Period                       $10.017 $10.264 $10.272 $10.179
 Number of Units Outstanding, End of Period                         0       0   2,635   2,632
---------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.978 $ 8.232 $ 6.072
 Accumulation Unit Value, End of Period                       $ 9.978 $ 8.232 $ 6.072 $ 7.641
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.071 $ 8.466 $ 7.509
 Accumulation Unit Value, End of Period                       $10.071 $ 8.466 $ 7.509 $ 9.331
 Number of Units Outstanding, End of Period                         0   2,056   3,712  20,526
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.139 $ 7.325 $ 5.562
 Accumulation Unit Value, End of Period                       $10.139 $ 7.325 $ 5.562 $ 6.424
 Number of Units Outstanding, End of Period                         0       0   2,297   2,297
---------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.538 $ 7.320 $ 6.924
 Accumulation Unit Value, End of Period                       $ 9.538 $ 7.320 $ 6.924 $10.201
 Number of Units Outstanding, End of Period                         0       0       0     872
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.829 $ 7.204 $ 5.094
 Accumulation Unit Value, End of Period                       $ 9.829 $ 7.204 $ 5.094 $ 6.264
 Number of Units Outstanding, End of Period                         0       0     699     698
---------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.199 $ 8.410 $ 6.399
 Accumulation Unit Value, End of Period                       $10.199 $ 8.410 $ 6.399 $ 8.026
 Number of Units Outstanding, End of Period                         0       0       0   7,117
---------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 7.314
 Accumulation Unit Value, End of Period                             -       - $ 7.314 $10.207
 Number of Units Outstanding, End of Period                         -       -       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.319 $ 9.486 $ 6.642
 Accumulation Unit Value, End of Period                       $10.319 $ 9.486 $ 6.642 $ 9.252
 Number of Units Outstanding, End of Period                         0       0     326  12,477
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.025 $11.993 $11.272
 Accumulation Unit Value, End of Period                       $10.025 $11.993 $11.272 $15.363
 Number of Units Outstanding, End of Period                         0       0       0     114
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
---------------------------------------------------------------------------------------------

                                                              For the Year Ending December 31
Sub-Accounts                                                    2000    2001    2002    2003
---------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 8.054
 Accumulation Unit Value, End of Period                             -       - $ 8.054 $10.385
 Number of Units Outstanding, End of Period                         -       -       0  11,512
---------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.838 $ 5.763 $ 3.635
 Accumulation Unit Value, End of Period                       $ 9.838 $ 5.763 $ 3.635 $ 4.557
 Number of Units Outstanding, End of Period                         0       0     583     581
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.895 $ 6.326 $ 4.631
 Accumulation Unit Value, End of Period                       $ 9.895 $ 6.326 $ 4.631 $ 5.905
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.158 $ 8.320 $ 5.558
 Accumulation Unit Value, End of Period                       $10.158 $ 8.320 $ 5.558 $ 6.843
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.927 $ 6.819 $ 4.701
 Accumulation Unit Value, End of Period                       $ 9.927 $ 6.819 $ 4.701 $ 6.233
 Number of Units Outstanding, End of Period                         0       0       0   1,083
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.359 $ 9.801 $ 7.499
 Accumulation Unit Value, End of Period                       $10.359 $ 9.801 $ 7.499 $ 9.757
 Number of Units Outstanding, End of Period                         0   1,014   1,014   1,014
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.807 $ 7.305 $ 4.890
 Accumulation Unit Value, End of Period                       $ 9.807 $ 7.305 $ 4.890 $ 5.939
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.225 $ 9.282 $ 7.402
 Accumulation Unit Value, End of Period                       $10.225 $ 9.282 $ 7.402 $ 9.281
 Number of Units Outstanding, End of Period                         0   1,039   1,547   1,546
---------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.316 $ 8.217 $ 6.296
 Accumulation Unit Value, End of Period                       $10.316 $ 8.217 $ 6.296 $ 7.965
 Number of Units Outstanding, End of Period                         0       0     451     450
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 7.296
 Accumulation Unit Value, End of Period                             -       - $ 7.296 $10.748
 Number of Units Outstanding, End of Period                         -       -       0     172
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.817 $ 7.100 $ 4.859
 Accumulation Unit Value, End of Period                       $ 9.817 $ 7.100 $ 4.859 $ 5.975
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
      FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.48



                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005    2006    2007
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.131 $ 6.802 $ 8.247 $ 8.755
 Accumulation Unit Value, End of Period                       $ 6.802 $ 8.247 $ 8.755 $10.311
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.881 $10.549 $10.966 $11.992
 Accumulation Unit Value, End of Period                       $10.549 $10.966 $11.992 $12.302
 Number of Units Outstanding, End of Period                    14,673   8,993   2,466   2,466
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.256 $ 6.844 $ 7.961 $ 8.164
 Accumulation Unit Value, End of Period                       $ 6.844 $ 7.961 $ 8.164 $ 9.606
 Number of Units Outstanding, End of Period                    11,088  11,110   5,293   4,303
---------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.222 $ 9.124 $ 9.762 $12.512
 Accumulation Unit Value, End of Period                       $ 9.124 $ 9.762 $12.512 $14.235
 Number of Units Outstanding, End of Period                     9,910   4,520   2,473   1,531
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.872 $ 7.612 $ 8.002 $ 9.339
 Accumulation Unit Value, End of Period                       $ 7.612 $ 8.002 $ 9.339 $10.762
 Number of Units Outstanding, End of Period                     1,557   1,557     954     954
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.623 $12.018 $12.580 $15.100
 Accumulation Unit Value, End of Period                       $12.018 $12.580 $15.100 $15.906
 Number of Units Outstanding, End of Period                     8,185   3,620   2,891   2,891
---------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.264 $ 6.773 $ 6.813 $ 7.329
 Accumulation Unit Value, End of Period                       $ 6.773 $ 6.813 $ 7.329 $ 7.515
 Number of Units Outstanding, End of Period                     1,886   1,884   1,883     594
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.915 $11.922 $12.552 $14.111
 Accumulation Unit Value, End of Period                       $11.922 $12.552 $14.111 $14.334
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $12.437 $12.882 $13.102 $13.632
 Accumulation Unit Value, End of Period                       $12.882 $13.102 $13.632 $14.220
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.924 $10.906 $10.936 $11.226
 Accumulation Unit Value, End of Period                       $10.906 $10.936 $11.226 $11.374
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.179 $10.106 $10.226 $10.530
 Accumulation Unit Value, End of Period                       $10.106 $10.226 $10.530 $10.875
 Number of Units Outstanding, End of Period                       848     848   1,100     505
---------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.641 $ 8.318 $ 8.568 $ 9.746
 Accumulation Unit Value, End of Period                       $ 8.318 $ 8.568 $ 9.746 $10.095
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.331 $10.138 $10.810 $12.239
 Accumulation Unit Value, End of Period                       $10.138 $10.810 $12.239 $13.086
 Number of Units Outstanding, End of Period                     5,142   5,142   2,593   2,593
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.424 $ 7.630 $ 8.608 $10.195
 Accumulation Unit Value, End of Period                       $ 7.630 $ 8.608 $10.195 $12.076
 Number of Units Outstanding, End of Period                     2,297   2,297       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.201 $12.362 $16.288 $21.989
 Accumulation Unit Value, End of Period                       $12.362 $16.288 $21.989 $30.397
 Number of Units Outstanding, End of Period                       872     872     745     745
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 6.264 $ 6.645 $ 7.568 $ 7.756
 Accumulation Unit Value, End of Period                       $ 6.645 $ 7.568 $ 7.756 $ 9.306
 Number of Units Outstanding, End of Period                       696     695       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 8.026 $ 9.274 $10.140 $12.490
 Accumulation Unit Value, End of Period                       $ 9.274 $10.140 $12.490 $14.087
 Number of Units Outstanding, End of Period                         0     237     215       0
---------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.207 $12.217 $14.139 $15.209
 Accumulation Unit Value, End of Period                       $12.217 $14.139 $15.209 $18.362
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 9.252 $10.436 $11.537 $13.707
 Accumulation Unit Value, End of Period                       $10.436 $11.537 $13.707 $14.550
 Number of Units Outstanding, End of Period                     1,243   1,242     918     918
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $15.363 $20.626 $23.766 $32.296
 Accumulation Unit Value, End of Period                       $20.626 $23.766 $32.296 $26.360
 Number of Units Outstanding, End of Period                       104     111     102      83
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.131 $12.173 $12.573
 Accumulation Unit Value, End of Period                       $11.131 $12.173 $12.573 $14.552
---------------------------------------------------------------------------------------------

                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005    2006    2007
---------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.385 $12.037 $12.367 $14.156
 Accumulation Unit Value, End of Period                       $12.037 $12.367 $14.156 $13.648
 Number of Units Outstanding, End of Period                     7,659   2,229   2,251   2,072
---------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 4.557 $ 4.801 $ 5.101 $ 5.164
 Accumulation Unit Value, End of Period                       $ 4.801 $ 5.101 $ 5.164 $ 5.945
 Number of Units Outstanding, End of Period                       580     579       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 5.905 $ 6.197 $ 6.639 $ 6.947
 Accumulation Unit Value, End of Period                       $ 6.197 $ 6.639 $ 6.947 $ 7.659
 Number of Units Outstanding, End of Period                         0     356     908     541
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $10.800
 Accumulation Unit Value, End of Period                             -       - $10.800 $11.491
 Number of Units Outstanding, End of Period                         -       -       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.821 $11.462 $12.552
 Accumulation Unit Value, End of Period                       $10.821 $11.462 $12.552 $13.534
 Number of Units Outstanding, End of Period                         0      72      73       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 6.233 $ 7.027 $ 7.722 $ 7.507
 Accumulation Unit Value, End of Period                       $ 7.027 $ 7.722 $ 7.507 $ 8.325
 Number of Units Outstanding, End of Period                     1,009       0       0       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 9.757 $10.682 $10.998 $12.665
 Accumulation Unit Value, End of Period                       $10.682 $10.998 $12.665 $13.071
 Number of Units Outstanding, End of Period                     2,097   1,014       0       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 5.939 $ 6.333 $ 7.160 $ 7.003
 Accumulation Unit Value, End of Period                       $ 6.333 $ 7.160 $ 7.003 $ 7.831
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.696 $10.877 $11.709
 Accumulation Unit Value, End of Period                       $10.696 $10.877 $11.709 $11.838
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.241 $11.242 $13.085
 Accumulation Unit Value, End of Period                       $11.241 $11.242 $13.085 $13.362
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       - $10.000 $11.334 $13.052
 Accumulation Unit Value, End of Period                             - $11.334 $13.052 $12.540
 Number of Units Outstanding, End of Period                         -      73      70       0
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.953 $11.918 $13.888
 Accumulation Unit Value, End of Period                       $10.953 $11.918 $13.888 $14.145
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.520 $12.492 $14.934
 Accumulation Unit Value, End of Period                       $11.520 $12.492 $14.934 $16.970
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 9.281 $10.150 $10.514 $11.997
 Accumulation Unit Value, End of Period                       $10.150 $10.514 $11.997 $11.094
 Number of Units Outstanding, End of Period                     1,545   1,544       0       0
---------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 7.965 $ 9.110 $10.062 $12.650
 Accumulation Unit Value, End of Period                       $ 9.110 $10.062 $12.650 $13.493
 Number of Units Outstanding, End of Period                       449     448       0       0
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                 $10.748 $13.353 $14.069 $16.244
 Accumulation Unit Value, End of Period                       $13.353 $14.069 $16.244 $13.954
 Number of Units Outstanding, End of Period                       147     143     148     150
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 5.975 $ 6.177 $ 6.427 $ 6.670
 Accumulation Unit Value, End of Period                       $ 6.177 $ 6.427 $ 6.670 $ 6.927
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------



* Contracts with the Longevity Reward Rider with the Income Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.48% and an administrative expense charge of 0.10%.

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
      FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
          WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT
                               COMBINATION OPTION

                           Mortality & Expense = 1.49



                                                                         For the Year Ending December 31
Sub-Accounts                                                    1998      1999       2000       2001       2002
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                        - $   10.000 $   14.454 $   13.980 $    9.842
 Accumulation Unit Value, End of Period                              - $   14.454 $   13.980 $    9.842 $    7.497
 Number of Units Outstanding, End of Period                          -    458,487  1,751,421  1,396,166  1,100,322
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 32.096 $   36.031 $   34.614 $   35.877 $   33.471
 Accumulation Unit Value, End of Period                       $ 36.031 $   34.614 $   35.877 $   33.471 $   27.009
 Number of Units Outstanding, End of Period                    528,141  1,434,477  1,488,899  1,469,841  1,236,385
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 38.177 $   49.060 $   76.581 $   55.067 $   47.549
 Accumulation Unit Value, End of Period                       $ 49.060 $   76.581 $   55.067 $   47.549 $   36.870
 Number of Units Outstanding, End of Period                    221,631    950,293  1,396,798  1,180,919    963,009
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 27.627 $   33.452 $   42.510 $   39.785 $   32.201
 Accumulation Unit Value, End of Period                       $ 33.452 $   42.510 $   39.785 $   32.201 $   24.923
 Number of Units Outstanding, End of Period                    175,357    392,050    635,143    508,808    439,161
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $    9.714 $   12.130 $    9.864 $    7.443
 Accumulation Unit Value, End of Period                       $  9.714 $   12.130 $    9.864 $    7.443 $    5.801
 Number of Units Outstanding, End of Period                    178,762    489,657    810,537    635,032    477,241
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 15.193 $   16.794 $   18.951 $   18.188 $   16.781
 Accumulation Unit Value, End of Period                       $ 16.794 $   18.951 $   18.188 $   16.781 $   14.449
 Number of Units Outstanding, End of Period                    156,429    488,336    611,375    578,485    527,173
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 26.463 $   24.176 $   23.477 $   15.662 $   10.211
 Accumulation Unit Value, End of Period                       $ 24.176 $   23.477 $   15.662 $   10.211 $    9.333
 Number of Units Outstanding, End of Period                    137,884    290,136    271,440    263,472    232,640
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 12.036 $   12.248 $   12.906 $   12.725 $   12.812
 Accumulation Unit Value, End of Period                       $ 12.248 $   12.906 $   12.725 $   12.812 $   11.646
 Number of Units Outstanding, End of Period                    164,457    270,771    228,558    316,173    279,620
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 17.841 $   18.906 $   17.804 $   19.468 $   20.992
 Accumulation Unit Value, End of Period                       $ 18.906 $   17.804 $   19.468 $   20.992 $   21.801
 Number of Units Outstanding, End of Period                    169,761    328,139    388,445    744,296    815,016
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                        - $   10.000 $   10.049 $   10.470 $   10.996
 Accumulation Unit Value, End of Period                              - $   10.049 $   10.470 $   10.996 $   11.262
 Number of Units Outstanding, End of Period                          -     34,947     68,599    186,207    615,331
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 12.355 $   12.766 $   13.166 $   13.743 $   14.053
 Accumulation Unit Value, End of Period                       $ 12.766 $   13.166 $   13.743 $   14.053 $   14.016
 Number of Units Outstanding, End of Period                    673,034  1,263,421  1,085,418  1,927,404  1,869,783
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $   11.110 $   13.146 $   11.727 $   10.128
 Accumulation Unit Value, End of Period                       $ 11.110 $   13.146 $   11.727 $   10.128 $    7.727
 Number of Units Outstanding, End of Period                    283,511  1,877,442  2,621,084  2,479,435  2,143,724
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 21.497 $   26.371 $   30.459 $   30.474 $   26.937
 Accumulation Unit Value, End of Period                       $ 26.371 $   30.459 $   30.474 $   26.937 $   23.891
 Number of Units Outstanding, End of Period                    472,816  1,004,838  1,334,894  1,250,916  1,089,895
------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 23.622 $   28.985 $   32.155 $   32.612 $   23.831
 Accumulation Unit Value, End of Period                       $ 28.985 $   32.155 $   32.612 $   23.831 $   18.091
 Number of Units Outstanding, End of Period                    159,860    340,744    558,866    503,281    375,148
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $    7.089 $   13.584 $    8.169 $    7.518
 Accumulation Unit Value, End of Period                       $  7.089 $   13.584 $    8.169 $    7.518 $    6.740
 Number of Units Outstanding, End of Period                     19,500    210,592    449,505    318,648    299,268
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $   10.370 $   13.842 $   12.024 $   10.045
 Accumulation Unit Value, End of Period                       $ 10.370 $   13.842 $   12.024 $   10.045 $    7.132
 Number of Units Outstanding, End of Period                    154,201    495,861    915,909    789,440    671,758
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $    9.771 $   12.040 $   10.378 $    8.243
 Accumulation Unit Value, End of Period                       $  9.771 $   12.040 $   10.378 $    8.243 $    6.749
 Number of Units Outstanding, End of Period                     31,933    172,588    359,209    352,646    307,511
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                        -          -          -          - $   10.000
 Accumulation Unit Value, End of Period                              -          -          -          - $    7.314
 Number of Units Outstanding, End of Period                          -          -          -          -     23,737
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                        -          - $   10.000 $   10.226 $    9.747
 Accumulation Unit Value, End of Period                              -          - $   10.226 $    9.747 $    6.905
 Number of Units Outstanding, End of Period                          -          -     67,804    439,613    525,390
------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $    9.048 $    8.774 $   11.165 $   12.069
 Accumulation Unit Value, End of Period                       $  9.048 $    8.774 $   11.165 $   12.069 $   11.704
 Number of Units Outstanding, End of Period                     37,193     93,827    165,007    258,530    241,081
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                        -          -          -          -          -
 Accumulation Unit Value, End of Period                              -          -          -          -          -
 Number of Units Outstanding, End of Period                          -          -          -          -          -
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                        -          -          -          - $   10.000
 Accumulation Unit Value, End of Period                              -          -          -          - $    8.053
 Number of Units Outstanding, End of Period                          -          -          -          -    167,424
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $   12.590 $   24.088 $   21.302 $   14.362
 Accumulation Unit Value, End of Period                       $ 12.590 $   24.088 $   21.302 $   14.362 $    9.543
 Number of Units Outstanding, End of Period                     82,427    818,855  2,158,492  1,771,972  1,377,228
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 10.000          - $   10.000 $    8.311 $    6.275
 Accumulation Unit Value, End of Period                       $ 14.447          - $    8.311 $    6.275 $    4.672
 Number of Units Outstanding, End of Period                          -          -    252,723    284,246    271,424
------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 10.000          - $   10.000 $    7.988 $    6.874
 Accumulation Unit Value, End of Period                       $ 14.447          - $    7.988 $    6.874 $    4.718
 Number of Units Outstanding, End of Period                          -          -    510,446    651,404    532,387
------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                        -          -          -          -          -
 Accumulation Unit Value, End of Period                              -          -          -          -          -
 Number of Units Outstanding, End of Period                          -          -          -          -          -
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 10.000          - $   10.000 $    8.132 $    6.110
 Accumulation Unit Value, End of Period                       $ 14.447          - $    8.132 $    6.110 $    4.314
 Number of Units Outstanding, End of Period                          -          -    145,135    131,345    168,550
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 10.000          - $   10.000 $   10.747 $   10.592
 Accumulation Unit Value, End of Period                       $ 14.447          - $   10.747 $   10.592 $    8.104
 Number of Units Outstanding, End of Period                          -          -    282,835    876,470    874,921
------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 10.000          - $   10.000 $    7.850 $    6.380
 Accumulation Unit Value, End of Period                       $ 14.450          - $    7.850 $    6.380 $    4.340
 Number of Units Outstanding, End of Period                          -          -    505,325    463,774    386,342
------------------------------------------------------------------------------------------------------------------

                                                                         For the Year Ending December 31
Sub-Accounts                                                    1998      1999       2000       2001       2002
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -          -          -          -          -
 Accumulation Unit Value, End of Period                              -          -          -          -          -
 Number of Units Outstanding, End of Period                          -          -          -          -          -
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -          -          -          -          -
 Accumulation Unit Value, End of Period                              -          -          -          -          -
 Number of Units Outstanding, End of Period                          -          -          -          -          -
------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -          -          -          -          -
 Accumulation Unit Value, End of Period                              -          -          -          -          -
 Number of Units Outstanding, End of Period                          -          -          -          -          -
------------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -          -          -          -          -
 Accumulation Unit Value, End of Period                              -          -          -          -          -
 Number of Units Outstanding, End of Period                          -          -          -          -          -
------------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        -          -          -          -          -
 Accumulation Unit Value, End of Period                              -          -          -          -          -
 Number of Units Outstanding, End of Period                          -          -          -          -          -
------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                        - $   10.000 $   10.783 $    9.934 $    9.034
 Accumulation Unit Value, End of Period                              - $   10.783 $    9.934 $    9.034 $    7.920
 Number of Units Outstanding, End of Period                          -          -     86,919    148,690    180,981
------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                        -          - $   10.000 $    9.069 $    7.085
 Accumulation Unit Value, End of Period                              -          - $    9.069 $    7.085 $    5.741
 Number of Units Outstanding, End of Period                          -          -    430,045    555,094    563,131
------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                        -          -          -          - $   10.000
 Accumulation Unit Value, End of Period                              -          -          -          - $    7.296
 Number of Units Outstanding, End of Period                          -          -          -          -     88,462
------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                        -          - $   10.000 $    8.112 $    6.195
 Accumulation Unit Value, End of Period                              -          - $    8.112 $    6.195 $    4.479
 Number of Units Outstanding, End of Period                          -          -    361,221    386,861    361,566
------------------------------------------------------------------------------------------------------------------

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
      FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
          WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT
                               COMBINATION OPTION

                           Mortality & Expense = 1.49



                                                                        For the Year Ending December 31
Sub-Accounts                                                     2003       2004       2005      2006     2007
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    7.497 $    9.302 $   10.319 $ 12.510 $ 13.279
 Accumulation Unit Value, End of Period                       $    9.302 $   10.319 $   12.510 $ 13.279 $ 15.638
 Number of Units Outstanding, End of Period                      936,114    786,828    692,992  558,156  369,913
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   27.009 $   33.997 $   36.292 $ 37.724 $ 41.250
 Accumulation Unit Value, End of Period                       $   33.997 $   36.292 $   37.724 $ 41.250 $ 42.310
 Number of Units Outstanding, End of Period                    1,146,502  1,026,499    774,588  552,084  391,679
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   36.870 $   44.564 $   48.750 $ 56.695 $ 58.138
 Accumulation Unit Value, End of Period                       $   44.564 $   48.750 $   56.695 $ 58.138 $ 68.396
 Number of Units Outstanding, End of Period                      862,396    708,400    548,534  391,964  273,298
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   24.923 $   31.651 $   35.120 $ 37.572 $ 48.153
 Accumulation Unit Value, End of Period                       $   31.651 $   35.120 $   37.572 $ 48.153 $ 54.780
 Number of Units Outstanding, End of Period                      389,513    334,106    256,371  191,573  139,659
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    5.801 $    7.486 $    8.292 $  8.716 $ 10.170
 Accumulation Unit Value, End of Period                       $    7.486 $    8.292 $    8.716 $ 10.170 $ 11.719
 Number of Units Outstanding, End of Period                      416,584    324,955    257,313  197,125  152,112
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   14.449 $   18.782 $   21.246 $ 22.237 $ 26.690
 Accumulation Unit Value, End of Period                       $   18.782 $   21.246 $   22.237 $ 26.690 $ 28.112
 Number of Units Outstanding, End of Period                      499,186    511,112    436,822  307,136  207,958
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    9.333 $   11.733 $   12.685 $ 12.758 $ 13.724
 Accumulation Unit Value, End of Period                       $   11.733 $   12.685 $   12.758 $ 13.724 $ 14.070
 Number of Units Outstanding, End of Period                      238,029    217,455    170,920  104,383   70,672
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   11.646 $   13.851 $   15.127 $ 15.925 $ 17.902
 Accumulation Unit Value, End of Period                       $   13.851 $   15.127 $   15.925 $ 17.902 $ 18.182
 Number of Units Outstanding, End of Period                      294,943    252,681    181,022  139,480  103,964
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   21.801 $   23.269 $   24.099 $ 24.509 $ 25.497
 Accumulation Unit Value, End of Period                       $   23.269 $   24.099 $   24.509 $ 25.497 $ 26.595
 Number of Units Outstanding, End of Period                      706,544    598,113    460,366  344,442  277,439
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   11.262 $   11.331 $   11.311 $ 11.341 $ 11.640
 Accumulation Unit Value, End of Period                       $   11.331 $   11.311 $   11.341 $ 11.640 $ 11.793
 Number of Units Outstanding, End of Period                      677,384    549,730    457,645  332,221  294,491
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   14.016 $   13.887 $   13.787 $ 13.949 $ 14.363
 Accumulation Unit Value, End of Period                       $   13.887 $   13.787 $   13.949 $ 14.363 $ 14.832
 Number of Units Outstanding, End of Period                    1,023,409    713,532    537,764  454,914  448,542
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $    7.727 $    9.724 $   10.584 $ 10.901 $ 12.399
 Accumulation Unit Value, End of Period                       $    9.724 $   10.584 $   10.901 $ 12.399 $ 12.840
 Number of Units Outstanding, End of Period                    1,923,322  1,699,726  1,304,095  979,066  668,100
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   23.891 $   29.685 $   32.248 $ 34.382 $ 38.922
 Accumulation Unit Value, End of Period                       $   29.685 $   32.248 $   34.382 $ 38.922 $ 41.612
 Number of Units Outstanding, End of Period                      988,019    831,106    620,128  466,433  338,512
----------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $   18.091 $   20.894 $   24.813 $ 27.994 $ 33.151
 Accumulation Unit Value, End of Period                       $   20.894 $   24.813 $   27.994 $ 33.151 $ 39.261
 Number of Units Outstanding, End of Period                      325,600    298,991    246,774  191,485  140,655
----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $    6.740 $    9.930 $   12.032 $ 15.852 $ 21.398
 Accumulation Unit Value, End of Period                       $    9.930 $   10.859 $   15.852 $ 21.398 $ 29.577
 Number of Units Outstanding, End of Period                      287,030    195,077    266,461  229,253  165,388
----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $    7.132 $    8.769 $    9.302 $ 10.594 $ 10.855
 Accumulation Unit Value, End of Period                       $    8.769 $    9.302 $   10.594 $ 10.855 $ 13.023
 Number of Units Outstanding, End of Period                      622,830    541,735    418,498  316,705  244,103
----------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $    6.749 $    8.464 $    9.779 $ 10.690 $ 13.167
 Accumulation Unit Value, End of Period                       $    8.464 $    9.779 $   10.690 $ 13.167 $ 14.849
 Number of Units Outstanding, End of Period                      294,087    323,407    279,738  224,033  170,861
----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $    7.314 $   10.205 $   12.214 $ 14.134 $ 15.201
 Accumulation Unit Value, End of Period                       $   10.205 $   12.214 $   14.134 $ 15.201 $ 18.351
 Number of Units Outstanding, End of Period                      143,566    163,930    135,132  129,398  100,264
----------------------------------------------------------------------------------------------------------------

                                                                        For the Year Ending December 31
Sub-Accounts                                                     2003       2004       2005      2006     2007
----------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $    6.905 $    9.617 $   10.847 $ 11.990 $ 14.244
 Accumulation Unit Value, End of Period                       $    9.617 $   10.847 $   11.990 $ 14.244 $ 15.118
 Number of Units Outstanding, End of Period                      576,286    667,647    541,289  481,937  327,039
----------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $   11.704 $   15.950 $   21.413 $ 24.670 $ 33.520
 Accumulation Unit Value, End of Period                       $   15.950 $   21.413 $   24.670 $ 33.520 $ 27.357
 Number of Units Outstanding, End of Period                      241,022    228,234    193,931  132,182   80,278
----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                          - $   10.000 $   11.130 $ 12.173 $ 12.571
 Accumulation Unit Value, End of Period                                - $   11.130 $   12.173 $ 12.571 $ 14.549
 Number of Units Outstanding, End of Period                            -     20,987     20,104   24,913   25,323
----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $    8.053 $   10.383 $   12.034 $ 12.362 $ 14.149
 Accumulation Unit Value, End of Period                       $   10.383 $   12.034 $   12.362 $ 14.149 $ 13.640
 Number of Units Outstanding, End of Period                      432,096    867,838    991,168  798,244  561,599
----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $    9.543 $   11.961 $   12.601 $ 13.386 $ 13.552
 Accumulation Unit Value, End of Period                       $   11.961 $   12.601 $   13.386 $ 13.552 $ 15.599
 Number of Units Outstanding, End of Period                    1,216,620    992,268    755,142  526,881  385,270
----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $    4.672 $    5.955 $    6.250 $  6.695 $  7.005
 Accumulation Unit Value, End of Period                       $    5.955 $    6.250 $    6.695 $  7.005 $  7.722
 Number of Units Outstanding, End of Period                      271,052    236,279    197,593  205,733  152,398
----------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                          -          -          - $ 10.000 $ 10.799
 Accumulation Unit Value, End of Period                                -          -          - $ 10.799 $ 11.489
 Number of Units Outstanding, End of Period                            -          -          -   78,487   55,426
----------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                          - $   10.000 $   10.821 $ 11.461 $ 12.549
 Accumulation Unit Value, End of Period                                - $   10.821 $   11.461 $ 12.549 $ 13.530
 Number of Units Outstanding, End of Period                            -     47,583     96,570   92,001   66,741
----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $    4.314 $    5.719 $    6.447 $  7.084 $  6.886
 Accumulation Unit Value, End of Period                       $    5.719 $    6.447 $    7.084 $  6.886 $  7.635
 Number of Units Outstanding, End of Period                      198,533    291,146    261,849  168,370  130,882
----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $    8.104 $   10.543 $   11.541 $ 11.882 $ 13.681
 Accumulation Unit Value, End of Period                       $   10.543 $   11.541 $   11.882 $ 13.681 $ 14.119
 Number of Units Outstanding, End of Period                      953,732    954,974    713,596  505,215  326,168
----------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $    4.340 $    5.273 $    5.623 $  6.356 $  6.216
 Accumulation Unit Value, End of Period                       $    5.273 $    5.623 $    6.356 $  6.216 $  6.950
 Number of Units Outstanding, End of Period                      290,112    229,089    197,617  228,467  139,639
----------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                          - $   10.000 $   10.695 $ 10.876 $ 11.707
 Accumulation Unit Value, End of Period                                - $   10.695 $   10.876 $ 11.707 $ 11.835
 Number of Units Outstanding, End of Period                            -     11,017     19,067   26,301   15,019
----------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                          - $   10.000 $   11.240 $ 11.240 $ 13.082
 Accumulation Unit Value, End of Period                                - $   11.240 $   11.240 $ 13.082 $ 13.358
 Number of Units Outstanding, End of Period                            -    134,298    283,686  250,351  201,496
----------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                          -          - $   10.000 $ 11.333 $ 13.049
 Accumulation Unit Value, End of Period                                -          - $   11.333 $ 13.049 $ 12.537
 Number of Units Outstanding, End of Period                            -          -          0   95,424   58,784
----------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                          - $   10.000 $   10.952 $ 11.917 $ 13.885
 Accumulation Unit Value, End of Period                                - $   10.952 $   11.917 $ 13.885 $ 14.141
 Number of Units Outstanding, End of Period                            -     56,369    173,535  273,442  191,828
----------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                          - $   10.000 $   11.519 $ 12.491 $ 14.931
 Accumulation Unit Value, End of Period                                - $   11.519 $   12.491 $ 14.931 $ 16.965
 Number of Units Outstanding, End of Period                            -     48,500    150,618  192,836  150,627
----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $    7.920 $    9.930 $   10.859 $ 11.247 $ 12.832
 Accumulation Unit Value, End of Period                       $    9.930 $   10.859 $   11.247 $ 12.832 $ 11.866
 Number of Units Outstanding, End of Period                      211,577    195,077    146,737  116,393   50,373
----------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $    5.741 $    7.263 $    8.306 $  9.173 $ 11.531
 Accumulation Unit Value, End of Period                       $    7.263 $    8.306 $    9.173 $ 11.531 $ 12.298
 Number of Units Outstanding, End of Period                      532,300    482,357    395,391  384,374  307,367
----------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                 $    7.296 $   10.746 $   13.349 $ 14.063 $ 16.236
 Accumulation Unit Value, End of Period                       $   10.746 $   13.349 $   14.063 $ 16.236 $ 13.946
 Number of Units Outstanding, End of Period                       92,387     62,877     41,540   25,716   13,426
----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $    4.479 $    5.507 $    5.693 $  5.922 $  6.146
 Accumulation Unit Value, End of Period                       $    5.507 $    5.693 $    5.922 $  6.146 $  6.382
 Number of Units Outstanding, End of Period                      334,698    293,046    212,282  135,468   75,994
----------------------------------------------------------------------------------------------------------------



* Contracts with the Performance Benefit Combination Option was first offered under the Contracts on December 7, 1998 and the Death Benefit Combination Option was first offered under the Contracts on May 3, 1999. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
     WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION
       AND ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.51



                                                              For the Year Ending December 31
Sub-Accounts                                                    2000    2001    2002    2003
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.130 $ 7.125 $ 5.430
 Accumulation Unit Value, End of Period                       $10.130 $ 7.125 $ 5.430 $ 6.736
 Number of Units Outstanding, End of Period                         0   6,584       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.495 $ 9.790 $ 7.898
 Accumulation Unit Value, End of Period                       $10.495 $ 9.790 $ 7.898 $ 9.939
 Number of Units Outstanding, End of Period                    18,159  36,377  71,083  75,289
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.128 $ 7.288 $ 5.650
 Accumulation Unit Value, End of Period                       $10.128 $ 7.288 $ 5.650 $ 6.828
 Number of Units Outstanding, End of Period                    31,703  49,917  70,133  95,253
---------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.401 $ 8.417 $ 6.513
 Accumulation Unit Value, End of Period                       $10.401 $ 8.417 $ 6.513 $ 8.270
 Number of Units Outstanding, End of Period                    23,608  13,473  12,220  17,274
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.869 $ 8.031 $ 5.801
 Accumulation Unit Value, End of Period                       $ 9.869 $ 8.031 $ 5.801 $ 7.485
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.319 $ 9.519 $ 8.194
 Accumulation Unit Value, End of Period                       $10.319 $ 9.519 $ 8.194 $10.650
 Number of Units Outstanding, End of Period                    11,559  16,653  18,274  17,321
---------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.542 $ 6.220 $ 5.684
 Accumulation Unit Value, End of Period                       $ 9.542 $ 6.220 $ 5.684 $ 7.144
 Number of Units Outstanding, End of Period                     5,110   3,793   1,640   1,635
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.593 $10.345 $ 9.402
 Accumulation Unit Value, End of Period                       $ 9.593 $10.345 $ 9.402 $11.180
 Number of Units Outstanding, End of Period                         0   1,634   1,634   1,634
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.018 $10.800 $11.214
 Accumulation Unit Value, End of Period                       $10.018 $10.800 $11.214 $11.967
 Number of Units Outstanding, End of Period                         0   1,594   2,479   7,530
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.010 $10.330 $10.760
 Accumulation Unit Value, End of Period                       $10.010 $10.330 $10.760 $10.824
 Number of Units Outstanding, End of Period                         0       0      66     579
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.017 $10.241 $10.212
 Accumulation Unit Value, End of Period                       $10.017 $10.241 $10.212 $10.116
 Number of Units Outstanding, End of Period                         0       0   7,378  14,580
---------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.979 $ 8.617 $ 6.573
 Accumulation Unit Value, End of Period                       $ 9.979 $ 8.617 $ 6.573 $ 8.269
 Number of Units Outstanding, End of Period                         0     793   4,489  17,514
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.072 $ 8.901 $ 7.893
 Accumulation Unit Value, End of Period                       $10.072 $ 8.901 $ 7.893 $ 9.805
 Number of Units Outstanding, End of Period                    20,031  13,653  22,795  53,168
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.140 $ 7.408 $ 5.623
 Accumulation Unit Value, End of Period                       $10.140 $ 7.408 $ 5.623 $ 6.493
 Number of Units Outstanding, End of Period                         0  34,512  31,969  41,789
---------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.538 $ 8.326 $ 7.867
 Accumulation Unit Value, End of Period                       $ 9.538 $ 8.326 $ 7.867 $11.587
 Number of Units Outstanding, End of Period                         0       0   1,079   1,538
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.829 $ 8.210 $ 5.827
 Accumulation Unit Value, End of Period                       $ 9.829 $ 8.210 $ 5.827 $ 7.164
 Number of Units Outstanding, End of Period                         0   2,081   2,079   2,075
---------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.199 $ 8.099 $ 6.630
 Accumulation Unit Value, End of Period                       $10.199 $ 8.099 $ 6.630 $ 8.313
 Number of Units Outstanding, End of Period                         0   2,017     268     263
---------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 7.313
 Accumulation Unit Value, End of Period                             -       - $ 7.313 $10.202
 Number of Units Outstanding, End of Period                         -       -   2,108   3,788
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.320 $ 9.834 $ 6.965
 Accumulation Unit Value, End of Period                       $10.320 $ 9.834 $ 6.965 $ 9.699
 Number of Units Outstanding, End of Period                         0   4,883   5,129   5,253
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.025 $11.182 $10.506
 Accumulation Unit Value, End of Period                       $10.025 $11.182 $10.506 $14.314
 Number of Units Outstanding, End of Period                         0       0     749     947
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II

                                                              For the Year Ending December 31
Sub-Accounts                                                    2000    2001    2002    2003
---------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 8.052
 Accumulation Unit Value, End of Period                             -       - $ 8.052 $10.380
 Number of Units Outstanding, End of Period                         -       -     214   4,034
---------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.838 $ 6.632 $ 4.406
 Accumulation Unit Value, End of Period                       $ 9.838 $ 6.632 $ 4.406 $ 5.521
 Number of Units Outstanding, End of Period                         0     616   1,150   3,077
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.896 $ 7.464 $ 5.560
 Accumulation Unit Value, End of Period                       $ 9.896 $ 7.464 $ 5.560 $ 7.087
 Number of Units Outstanding, End of Period                         0   5,678       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.159 $ 8.740 $ 5.998
 Accumulation Unit Value, End of Period                       $10.159 $ 8.740 $ 5.998 $ 7.382
 Number of Units Outstanding, End of Period                         0     954     954     954
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.928 $ 7.639 $ 5.264
 Accumulation Unit Value, End of Period                       $ 9.928 $ 7.639 $ 5.264 $ 6.978
 Number of Units Outstanding, End of Period                         0       0       0   1,517
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.359 $10.208 $ 7.808
 Accumulation Unit Value, End of Period                       $10.359 $10.208 $ 7.808 $10.157
 Number of Units Outstanding, End of Period                         0   2,843   5,213  10,026
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.808 $ 7.971 $ 5.424
 Accumulation Unit Value, End of Period                       $ 9.808 $ 7.971 $ 5.424 $ 6.585
 Number of Units Outstanding, End of Period                         0   1,017   1,545   1,542
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.225 $ 9.856 $ 7.508
 Accumulation Unit Value, End of Period                       $10.225 $ 9.856 $ 7.508 $ 9.411
 Number of Units Outstanding, End of Period                         0       0       0   1,663
---------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.316 $ 8.058 $ 6.528
 Accumulation Unit Value, End of Period                       $10.316 $ 8.058 $ 6.528 $ 8.257
 Number of Units Outstanding, End of Period                         0   2,709   2,709   3,068
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 7.295
 Accumulation Unit Value, End of Period                             -       - $ 7.295 $10.743
 Number of Units Outstanding, End of Period                         -       -   2,094   2,230
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.817 $ 7.556 $ 5.463
 Accumulation Unit Value, End of Period                       $ 9.817 $ 7.556 $ 5.463 $ 6.714
 Number of Units Outstanding, End of Period                         0     858     858     858
---------------------------------------------------------------------------------------------

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
     WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION
       AND ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE
                        PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.51



                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005     2006    2007
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.736 $  7.471 $ 9.056 $ 9.610
 Accumulation Unit Value, End of Period                       $ 7.471 $  9.056 $ 9.610 $11.315
 Number of Units Outstanding, End of Period                         0        0       0       0
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.939 $ 10.608 $11.025 $12.126
 Accumulation Unit Value, End of Period                       $10.608 $ 11.025 $12.126 $12.443
 Number of Units Outstanding, End of Period                    74,505   90,045  75,621  70,238
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.828 $  7.467 $ 8.683 $ 8.956
 Accumulation Unit Value, End of Period                       $ 7.467 $  8.683 $ 8.956 $10.541
 Number of Units Outstanding, End of Period                    83,819  101,797  99,627  96,697
----------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.270 $  9.174 $ 9.813 $12.650
 Accumulation Unit Value, End of Period                       $ 9.174 $  9.813 $12.650 $14.398
 Number of Units Outstanding, End of Period                    16,765   40,083  37,659  36,497
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.485 $  8.289 $ 8.711 $10.163
 Accumulation Unit Value, End of Period                       $ 8.289 $  8.711 $10.163 $11.709
 Number of Units Outstanding, End of Period                         0        0       0       0
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.650 $ 12.045 $12.604 $15.125
 Accumulation Unit Value, End of Period                       $12.045 $ 12.604 $15.125 $15.927
 Number of Units Outstanding, End of Period                    17,415   15,073  13,690  12,919
----------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.144 $  7.722 $ 7.765 $ 8.352
 Accumulation Unit Value, End of Period                       $ 7.722 $  7.765 $ 8.352 $ 8.560
 Number of Units Outstanding, End of Period                     1,631    1,626   2,467   2,232
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $11.180 $ 12.208 $12.849 $14.441
 Accumulation Unit Value, End of Period                       $12.208 $ 12.849 $14.441 $14.665
 Number of Units Outstanding, End of Period                     1,634        0       0       0
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $11.967 $ 12.391 $12.600 $13.105
 Accumulation Unit Value, End of Period                       $12.391 $ 12.600 $13.105 $13.666
 Number of Units Outstanding, End of Period                     4,023    2,087   2,851   2,486
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.824 $ 10.803 $10.829 $11.113
 Accumulation Unit Value, End of Period                       $10.803 $ 10.829 $11.113 $11.257
 Number of Units Outstanding, End of Period                       636      702   5,707   3,703
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.116 $ 10.041 $10.157 $10.456
 Accumulation Unit Value, End of Period                       $10.041 $ 10.157 $10.456 $10.796
 Number of Units Outstanding, End of Period                    16,991   10,780  10,855   9,644
----------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.269 $  8.999 $ 9.267 $10.538
 Accumulation Unit Value, End of Period                       $ 8.999 $  9.267 $10.538 $10.911
 Number of Units Outstanding, End of Period                    11,128    4,486   7,205   4,484
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.805 $ 10.650 $11.352 $12.849
 Accumulation Unit Value, End of Period                       $10.650 $ 11.352 $12.849 $13.734
 Number of Units Outstanding, End of Period                    52,874   47,255  46,736  37,079
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.493 $  7.709 $ 8.695 $10.295
 Accumulation Unit Value, End of Period                       $ 7.709 $  8.695 $10.295 $12.190
 Number of Units Outstanding, End of Period                    42,181   41,322  29,667  24,220
----------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $11.587 $ 14.037 $18.491 $24.955
 Accumulation Unit Value, End of Period                       $14.037 $ 18.491 $24.955 $34.487
 Number of Units Outstanding, End of Period                     1,537    1,079   1,080   1,080
----------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 7.164 $  7.597 $ 8.651 $ 8.863
 Accumulation Unit Value, End of Period                       $ 7.597 $  8.651 $ 8.863 $10.631
 Number of Units Outstanding, End of Period                     2,073    2,071   2,069   2,067
----------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 8.313 $  9.602 $10.495 $12.924
 Accumulation Unit Value, End of Period                       $ 9.602 $ 10.495 $12.924 $14.572
 Number of Units Outstanding, End of Period                       244    4,447   7,708   7,102
----------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.202 $ 12.207 $14.123 $15.187
 Accumulation Unit Value, End of Period                       $12.207 $ 14.123 $15.187 $18.331
 Number of Units Outstanding, End of Period                     3,718    3,520   3,528   3,397
----------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 9.699 $ 10.937 $12.088 $14.357
 Accumulation Unit Value, End of Period                       $10.937 $ 12.088 $14.357 $15.235
 Number of Units Outstanding, End of Period                     5,247      346   2,261   2,123
----------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $14.314 $ 19.212 $22.130 $30.064
 Accumulation Unit Value, End of Period                       $19.212 $ 22.130 $30.064 $24.531
 Number of Units Outstanding, End of Period                       170      161     302     169
----------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II

                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005     2006    2007
----------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 11.128 $12.167 $12.563
 Accumulation Unit Value, End of Period                       $11.128 $ 12.167 $12.563 $14.536
 Number of Units Outstanding, End of Period                         0      164     152     121
----------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.380 $ 12.028 $12.353 $14.136
 Accumulation Unit Value, End of Period                       $12.028 $ 12.353 $14.136 $13.625
 Number of Units Outstanding, End of Period                    10,094   14,986  18,855  15,965
----------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 5.521 $  5.815 $ 6.176 $ 6.251
 Accumulation Unit Value, End of Period                       $ 5.815 $  6.176 $ 6.251 $ 7.194
 Number of Units Outstanding, End of Period                     3,435    2,519   1,865   1,756
----------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 7.087 $  7.435 $ 7.964 $ 8.330
 Accumulation Unit Value, End of Period                       $ 7.435 $  7.964 $ 8.330 $ 9.181
 Number of Units Outstanding, End of Period                         0        0   1,625   1,300
----------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -        - $10.000 $10.798
 Accumulation Unit Value, End of Period                             -        - $10.798 $11.485
 Number of Units Outstanding, End of Period                         -        -     306     306
----------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.819 $11.457 $12.542
 Accumulation Unit Value, End of Period                       $10.819 $ 11.457 $12.542 $13.519
 Number of Units Outstanding, End of Period                         0        0     816     816
----------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 6.978 $  7.864 $ 8.640 $ 8.396
 Accumulation Unit Value, End of Period                       $ 7.864 $  8.640 $ 8.396 $ 9.308
 Number of Units Outstanding, End of Period                     4,938   13,238   9,818   9,818
----------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.157 $ 11.116 $11.442 $13.172
 Accumulation Unit Value, End of Period                       $11.116 $ 11.442 $13.172 $13.590
 Number of Units Outstanding, End of Period                    12,137   27,779  20,831  20,530
----------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 6.585 $  7.021 $ 7.935 $ 7.758
 Accumulation Unit Value, End of Period                       $ 7.021 $  7.935 $ 7.758 $ 8.673
 Number of Units Outstanding, End of Period                     1,540    1,538   1,537   1,535
----------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.694 $10.871 $11.700
 Accumulation Unit Value, End of Period                       $10.694 $ 10.871 $11.700 $11.825
 Number of Units Outstanding, End of Period                         0        0       0       0
----------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 11.239 $11.236 $13.075
 Accumulation Unit Value, End of Period                       $11.239 $ 11.236 $13.074 $13.348
 Number of Units Outstanding, End of Period                     1,255    2,854   8,466   6,572
----------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       - $ 10.000 $11.332 $13.045
 Accumulation Unit Value, End of Period                             - $ 11.332 $13.045 $12.530
 Number of Units Outstanding, End of Period                         -        0     615     615
----------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.950 $11.912 $13.877
 Accumulation Unit Value, End of Period                       $10.950 $ 11.912 $13.877 $14.129
 Number of Units Outstanding, End of Period                         0        0   3,922   1,885
----------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 11.518 $12.486 $14.922
 Accumulation Unit Value, End of Period                       $11.518 $ 12.486 $14.922 $16.952
 Number of Units Outstanding, End of Period                         0    3,642   3,616   3,595
----------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 9.411 $ 10.290 $10.655 $12.154
 Accumulation Unit Value, End of Period                       $10.290 $ 10.655 $12.154 $11.236
 Number of Units Outstanding, End of Period                     1,588        0       0       0
----------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 8.257 $  9.441 $10.424 $13.101
 Accumulation Unit Value, End of Period                       $ 9.441 $ 10.424 $13.101 $13.969
 Number of Units Outstanding, End of Period                     2,858    3,105   3,884   3,569
----------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                 $10.743 $ 13.342 $14.053 $16.221
 Accumulation Unit Value, End of Period                       $13.342 $ 14.053 $16.221 $13.930
 Number of Units Outstanding, End of Period                     2,220    2,216   2,216   2,094
----------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 6.714 $  6.940 $ 7.218 $ 7.489
 Accumulation Unit Value, End of Period                       $ 6.940 $  7.218 $ 7.489 $ 7.775
 Number of Units Outstanding, End of Period                       858   13,689  12,740  12,736
----------------------------------------------------------------------------------------------



* Contracts with the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the Performance Death Benefit Income Benefit, or the Performance Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.51% and an administrative expense charge of 0.10%.

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
                    WITH INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.55



                                                              For the Year Ending December 31
Sub-Accounts                                                    2000    2001    2002    2003
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.210 $ 6.480 $ 4.933
 Accumulation Unit Value, End of Period                       $ 9.210 $ 6.480 $ 4.933 $ 6.117
 Number of Units Outstanding, End of Period                         0   1,833     650   7,209
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.423 $ 9.718 $ 7.837
 Accumulation Unit Value, End of Period                       $10.423 $ 9.718 $ 7.837 $ 9.859
 Number of Units Outstanding, End of Period                         0  24,417  25,783  27,423
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.271 $ 6.669 $ 5.168
 Accumulation Unit Value, End of Period                       $ 9.271 $ 6.669 $ 5.168 $ 6.242
 Number of Units Outstanding, End of Period                         0  23,789  34,036  47,044
---------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.330 $ 8.356 $ 6.464
 Accumulation Unit Value, End of Period                       $10.330 $ 8.356 $ 6.464 $ 8.204
 Number of Units Outstanding, End of Period                         0  11,431  16,926  13,718
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.051 $ 6.826 $ 5.316
 Accumulation Unit Value, End of Period                       $ 9.051 $ 6.826 $ 5.316 $ 6.857
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.283 $ 9.482 $ 8.159
 Accumulation Unit Value, End of Period                       $10.283 $ 9.482 $ 8.159 $10.600
 Number of Units Outstanding, End of Period                         0   1,963   3,173   4,465
---------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.358 $ 5.446 $ 4.975
 Accumulation Unit Value, End of Period                       $ 8.358 $ 5.446 $ 4.975 $ 6.251
 Number of Units Outstanding, End of Period                         0  12,725  13,026  13,666
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.024 $10.253 $ 9.163
 Accumulation Unit Value, End of Period                       $10.024 $10.253 $ 9.163 $10.891
 Number of Units Outstanding, End of Period                         0       0     175     376
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.401 $11.209 $11.633
 Accumulation Unit Value, End of Period                       $10.401 $11.209 $11.633 $12.409
 Number of Units Outstanding, End of Period                         0   2,626   4,355   6,819
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.090 $10.591 $10.840
 Accumulation Unit Value, End of Period                       $10.090 $10.591 $10.840 $10.900
 Number of Units Outstanding, End of Period                         0   1,106   2,815   2,843
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.069 $10.290 $10.257
 Accumulation Unit Value, End of Period                       $10.069 $10.290 $10.257 $10.156
 Number of Units Outstanding, End of Period                         0   8,224  17,127   7,756
---------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.212 $ 7.951 $ 6.063
 Accumulation Unit Value, End of Period                       $ 9.212 $ 7.951 $ 6.063 $ 7.625
 Number of Units Outstanding, End of Period                         0   3,772   3,969   4,645
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.576 $ 8.459 $ 7.498
 Accumulation Unit Value, End of Period                       $ 9.576 $ 8.459 $ 7.498 $ 9.311
 Number of Units Outstanding, End of Period                         0  31,531  33,650  33,598
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.022 $ 7.319 $ 5.553
 Accumulation Unit Value, End of Period                       $10.022 $ 7.319 $ 5.553 $ 6.410
 Number of Units Outstanding, End of Period                         0  11,476   8,429   8,593
---------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.387 $ 7.315 $ 6.913
 Accumulation Unit Value, End of Period                       $ 8.387 $ 7.315 $ 6.913 $10.178
 Number of Units Outstanding, End of Period                         0       0     292   1,366
Van Kampen UIF Equity Growth Portfolio, Class I
---------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.585 $ 7.168 $ 5.086
 Accumulation Unit Value, End of Period                       $ 8.585 $ 7.168 $ 5.086 $ 6.250
 Number of Units Outstanding, End of Period                         0     596     955   1,405
---------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.838 $ 8.405 $ 6.390
 Accumulation Unit Value, End of Period                       $ 9.838 $ 8.405 $ 6.390 $ 8.009
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 7.311
 Accumulation Unit Value, End of Period                             -       - $ 7.311 $10.195
 Number of Units Outstanding, End of Period                         -       -       0   3,751
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.834 $ 9.368 $ 6.632
 Accumulation Unit Value, End of Period                       $ 9.834 $ 9.368 $ 6.632 $ 9.231
 Number of Units Outstanding, End of Period                         0     334   4,187  10,642
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.749 $11.987 $11.255
 Accumulation Unit Value, End of Period                       $10.749 $11.987 $11.255 $15.329
 Number of Units Outstanding, End of Period                         0       0      71     108
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------

                                                            For the Year Ending December 31
Sub-Accounts                                                  2000    2001    2002    2003
-------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                     -       - $10.000 $ 8.050
 Accumulation Unit Value, End of Period                           -       - $ 8.050 $10.373
 Number of Units Outstanding, End of Period                       -       -     130   2,942
-------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period               $10.000 $ 8.112 $ 5.466 $ 3.630
 Accumulation Unit Value, End of Period                     $ 8.112 $ 5.466 $ 3.630 $ 4.547
 Number of Units Outstanding, End of Period                       0     946   3,710   4,155
-------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period               $10.000 $ 8.237 $ 6.215 $ 4.625
 Accumulation Unit Value, End of Period                     $ 8.237 $ 6.215 $ 4.625 $ 5.892
 Number of Units Outstanding, End of Period                       0     184     220   6,481
-------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period               $10.000 $ 9.407 $ 8.315 $ 5.550
 Accumulation Unit Value, End of Period                     $ 9.407 $ 8.315 $ 5.550 $ 6.828
 Number of Units Outstanding, End of Period                       0       0       0   3,561
-------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                     -       -       -       -
 Accumulation Unit Value, End of Period                           -       -       -       -
 Number of Units Outstanding, End of Period                       -       -       -       -
-------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period               $10.000 $ 8.859 $ 6.810 $ 4.694
 Accumulation Unit Value, End of Period                     $ 8.859 $ 6.815 $ 4.694 $ 6.220
 Number of Units Outstanding, End of Period                       0       0       0     294
-------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period               $10.000 $ 9.941 $ 9.793 $ 7.488
 Accumulation Unit Value, End of Period                     $ 9.941 $ 9.793 $ 7.488 $ 9.736
 Number of Units Outstanding, End of Period                       0   4,956   8,612   7,484
-------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period               $10.000 $ 8.835 $ 7.178 $ 4.883
 Accumulation Unit Value, End of Period                     $ 8.835 $ 7.178 $ 4.883 $ 5.926
 Number of Units Outstanding, End of Period                       0     428     427     159
-------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                     -       -       -       -
 Accumulation Unit Value, End of Period                           -       -       -       -
 Number of Units Outstanding, End of Period                       -       -       -       -
-------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                     -       -       -       -
 Accumulation Unit Value, End of Period                           -       -       -       -
 Number of Units Outstanding, End of Period                       -       -       -       -
-------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                     -       -       -       -
 Accumulation Unit Value, End of Period                           -       -       -       -
 Number of Units Outstanding, End of Period                       -       -       -       -
-------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                     -       -       -       -
 Accumulation Unit Value, End of Period                           -       -       -       -
 Number of Units Outstanding, End of Period                       -       -       -       -
-------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                     -       -       -       -
 Accumulation Unit Value, End of Period                           -       -       -       -
 Number of Units Outstanding, End of Period                       -       -       -       -
-------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period               $10.000 $10.074 $ 9.275 $ 7.391
 Accumulation Unit Value, End of Period                     $10.074 $ 9.275 $ 7.391 $ 9.260
 Number of Units Outstanding, End of Period                       0       0     163       0
-------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period               $10.000 $ 9.942 $ 7.763 $ 6.287
 Accumulation Unit Value, End of Period                     $ 9.942 $ 7.763 $ 6.287 $ 7.948
 Number of Units Outstanding, End of Period                       0     597   3,292   2,930
-------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                     -       - $10.000 $ 7.293
 Accumulation Unit Value, End of Period                           -       - $ 7.293 $10.735
 Number of Units Outstanding, End of Period                       -       -      95      94
-------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period               $10.000 $ 7.661 $ 6.714 $ 4.852
 Accumulation Unit Value, End of Period                     $ 7.661 $ 6.714 $ 4.852 $ 5.962
 Number of Units Outstanding, End of Period                       0     509     627     588
-------------------------------------------------------------------------------------------

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
                    WITH INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.55



                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005    2006    2007
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.117 $ 6.782 $ 8.217 $ 8.717
 Accumulation Unit Value, End of Period                       $ 6.782 $ 8.217 $ 8.717 $10.259
 Number of Units Outstanding, End of Period                     6,437  10,057   3,317   2,973
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.859 $10.518 $10.927 $11.941
 Accumulation Unit Value, End of Period                       $10.518 $10.927 $11.941 $12.240
 Number of Units Outstanding, End of Period                    23,818  11,535   7,097   4,055
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.242 $ 6.825 $ 7.932 $ 8.129
 Accumulation Unit Value, End of Period                       $ 6.825 $ 7.932 $ 8.129 $ 9.558
 Number of Units Outstanding, End of Period                    39,820  27,448  16,409  14,220
---------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.204 $ 9.097 $ 9.726 $12.458
 Accumulation Unit Value, End of Period                       $ 9.097 $ 9.726 $12.458 $14.164
 Number of Units Outstanding, End of Period                    13,149  10,014   7,450   7,370
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.857 $ 7.590 $ 7.974 $ 9.299
 Accumulation Unit Value, End of Period                       $ 7.590 $ 7.974 $ 9.299 $10.708
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.600 $11.983 $12.535 $15.036
 Accumulation Unit Value, End of Period                       $11.983 $12.535 $15.036 $15.827
 Number of Units Outstanding, End of Period                     3,981   1,369   1,138   1,036
---------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.251 $ 6.753 $ 6.788 $ 7.298
 Accumulation Unit Value, End of Period                       $ 6.753 $ 6.788 $ 7.298 $ 7.477
 Number of Units Outstanding, End of Period                    13,010   1,039     651     247
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.891 $11.887 $12.507 $14.051
 Accumulation Unit Value, End of Period                       $11.887 $12.507 $14.051 $14.263
 Number of Units Outstanding, End of Period                       375     375     375     375
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $12.409 $12.844 $13.055 $13.573
 Accumulation Unit Value, End of Period                       $12.844 $13.055 $13.573 $14.149
 Number of Units Outstanding, End of Period                     5,892   5,365   5,375   5,328
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.900 $10.874 $10.896 $11.177
 Accumulation Unit Value, End of Period                       $10.874 $10.896 $11.177 $11.317
 Number of Units Outstanding, End of Period                     2,901   2,950   3,005   2,848
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.156 $10.077 $10.189 $10.485
 Accumulation Unit Value, End of Period                       $10.077 $10.189 $10.485 $10.821
 Number of Units Outstanding, End of Period                     7,785     729     755     719
---------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.625 $ 8.294 $ 8.537 $ 9.705
 Accumulation Unit Value, End of Period                       $ 8.294 $ 8.537 $ 9.705 $10.044
 Number of Units Outstanding, End of Period                     7,558   3,088   2,698   2,695
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.311 $10.109 $10.771 $12.186
 Accumulation Unit Value, End of Period                       $10.109 $10.771 $12.186 $13.020
 Number of Units Outstanding, End of Period                    32,956  20,005  18,847  10,016
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.410 $ 7.608 $ 8.577 $10.152
 Accumulation Unit Value, End of Period                       $ 7.608 $ 8.577 $10.152 $12.015
 Number of Units Outstanding, End of Period                     8,357   8,227   6,045       0
---------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.178 $12.326 $16.230 $21.895
 Accumulation Unit Value, End of Period                       $12.326 $16.230 $21.895 $30.246
 Number of Units Outstanding, End of Period                       641     640     639     638
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 6.250 $ 6.625 $ 7.541 $ 7.723
 Accumulation Unit Value, End of Period                       $ 6.625 $ 7.541 $ 7.723 $ 9.259
 Number of Units Outstanding, End of Period                       645     637     172       0
---------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 8.009 $ 9.247 $10.103 $12.436
 Accumulation Unit Value, End of Period                       $ 9.247 $10.103 $12.436 $14.017
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.195 $12.194 $14.103 $15.159
 Accumulation Unit Value, End of Period                       $12.194 $14.103 $15.159 $18.289
 Number of Units Outstanding, End of Period                     3,731     120      98      79
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 9.231 $10.405 $11.496 $13.649
 Accumulation Unit Value, End of Period                       $10.405 $11.496 $13.649 $14.477
 Number of Units Outstanding, End of Period                     9,776   2,466   2,445   1,999
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $15.329 $20.567 $23.681 $32.157
 Accumulation Unit Value, End of Period                       $20.567 $23.681 $32.157 $26.229
 Number of Units Outstanding, End of Period                       197     195     100      92
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.125 $12.159 $12.549
 Accumulation Unit Value, End of Period                       $11.125 $12.159 $12.549 $14.515
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------

                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005    2006    2007
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.373 $12.015 $12.335 $14.109
 Accumulation Unit Value, End of Period                       $12.015 $12.335 $14.109 $13.594
 Number of Units Outstanding, End of Period                     8,123  11,003   6,423   6,475
---------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 4.547 $ 4.787 $ 5.082 $ 5.142
 Accumulation Unit Value, End of Period                       $ 4.787 $ 5.082 $ 5.142 $ 5.916
 Number of Units Outstanding, End of Period                     3,682   1,979   1,999   1,822
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 5.892 $ 6.179 $ 6.616 $ 6.918
 Accumulation Unit Value, End of Period                       $ 6.179 $ 6.616 $ 6.918 $ 7.621
 Number of Units Outstanding, End of Period                     6,448   2,363   2,368   2,300
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $10.795
 Accumulation Unit Value, End of Period                             -       - $10.795 $11.477
 Number of Units Outstanding, End of Period                         -       -       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.816 $11.449 $12.528
 Accumulation Unit Value, End of Period                       $10.816 $11.449 $12.528 $13.499
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 6.220 $ 7.007 $ 7.694 $ 7.475
 Accumulation Unit Value, End of Period                       $ 7.007 $ 7.694 $ 7.475 $ 8.283
 Number of Units Outstanding, End of Period                       293     293       0       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 9.736 $10.651 $10.959 $12.611
 Accumulation Unit Value, End of Period                       $10.651 $10.959 $12.611 $13.006
 Number of Units Outstanding, End of Period                     7,442   4,389   1,291     855
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 5.926 $ 6.315 $ 7.134 $ 6.973
 Accumulation Unit Value, End of Period                       $ 6.315 $ 7.134 $ 6.973 $ 7.791
 Number of Units Outstanding, End of Period                       158     145     160       0
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.691 $10.864 $11.687
 Accumulation Unit Value, End of Period                       $10.691 $10.864 $11.687 $11.807
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.236 $11.230 $13.061
 Accumulation Unit Value, End of Period                       $11.236 $11.230 $13.061 $13.329
 Number of Units Outstanding, End of Period                         0   2,780       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       - $10.000 $11.329 $13.036
 Accumulation Unit Value, End of Period                             - $11.329 $13.036 $12.517
 Number of Units Outstanding, End of Period                         -       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.947 $11.905 $13.863
 Accumulation Unit Value, End of Period                       $10.947 $11.905 $13.863 $14.110
 Number of Units Outstanding, End of Period                         0   2,843       0      69
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.515 $12.477 $14.906
 Accumulation Unit Value, End of Period                       $11.515 $12.477 $14.906 $16.927
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 9.260 $10.121 $10.476 $11.945
 Accumulation Unit Value, End of Period                       $10.121 $10.476 $11.945 $11.039
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 7.948 $ 9.084 $10.026 $12.596
 Accumulation Unit Value, End of Period                       $ 9.084 $10.026 $12.596 $13.425
 Number of Units Outstanding, End of Period                     2,871     930     850     788
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                 $10.735 $13.328 $14.032 $16.191
 Accumulation Unit Value, End of Period                       $13.328 $14.032 $16.191 $13.899
 Number of Units Outstanding, End of Period                        94      94      93      93
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 5.962 $ 6.159 $ 6.404 $ 6.641
 Accumulation Unit Value, End of Period                       $ 6.159 $ 6.404 $ 6.641 $ 6.893
 Number of Units Outstanding, End of Period                       593     576     599     605
---------------------------------------------------------------------------------------------



* Contracts with the Income Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE
   ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE
       PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.58



                                                               For the Year Ending December 31
Sub-Accounts                                                    2000    2001    2002     2003
-----------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.130 $  7.125 $  5.423
 Accumulation Unit Value, End of Period                       $10.130 $  7.125 $  5.423 $  6.722
 Number of Units Outstanding, End of Period                         0    6,584    5,568    5,625
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.495 $  9.783 $  7.887
 Accumulation Unit Value, End of Period                       $10.495 $  9.783 $  7.887 $  9.918
 Number of Units Outstanding, End of Period                     5,188  152,030  136,698  111,771
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.128 $  7.283 $  5.642
 Accumulation Unit Value, End of Period                       $10.128 $  7.283 $  5.642 $  6.813
 Number of Units Outstanding, End of Period                     4,354  170,453  269,947  102,699
------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.401 $  8.410 $  6.504
 Accumulation Unit Value, End of Period                       $10.401 $  8.410 $  6.504 $  8.252
 Number of Units Outstanding, End of Period                         0   74,523   64,578   53,393
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.869 $  7.440 $  5.793
 Accumulation Unit Value, End of Period                       $ 9.869 $  7.440 $  5.793 $  7.469
 Number of Units Outstanding, End of Period                         0    6,087    4,292    4,290
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.319 $  9.512 $  8.183
 Accumulation Unit Value, End of Period                       $10.319 $  9.512 $  8.183 $ 10.627
 Number of Units Outstanding, End of Period                     1,060   41,357   37,187   17,868
------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.542 $  6.216 $  5.676
 Accumulation Unit Value, End of Period                       $ 9.542 $  6.216 $  5.676 $  7.129
 Number of Units Outstanding, End of Period                     2,053    7,045    9,732    8,393
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.277 $ 10.338 $  9.389
 Accumulation Unit Value, End of Period                       $10.277 $ 10.338 $  9.389 $ 11.156
 Number of Units Outstanding, End of Period                     9,373    6,147    6,205   14,829
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.018 $ 10.793 $ 11.198
 Accumulation Unit Value, End of Period                       $10.018 $ 10.793 $ 11.198 $ 11.941
 Number of Units Outstanding, End of Period                    14,084   36,716   30,753   13,698
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.007 $ 10.501 $ 10.745
 Accumulation Unit Value, End of Period                       $10.007 $ 10.501 $ 10.745 $ 10.801
 Number of Units Outstanding, End of Period                         0       92       18   23,668
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.017 $ 10.233 $ 10.198
 Accumulation Unit Value, End of Period                       $10.017 $ 10.233 $ 10.198 $ 10.095
 Number of Units Outstanding, End of Period                         0   15,344    8,807    9,148
------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.979 $  8.611 $  6.563
 Accumulation Unit Value, End of Period                       $ 9.979 $  8.611 $  6.563 $  8.252
 Number of Units Outstanding, End of Period                         0   30,583   27,663   22,062
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.072 $  8.895 $  7.882
 Accumulation Unit Value, End of Period                       $10.072 $  8.895 $  7.882 $  9.784
 Number of Units Outstanding, End of Period                    11,272   33,660   38,904   35,686
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.139 $  7.403 $  5.615
 Accumulation Unit Value, End of Period                       $10.139 $  7.403 $  5.615 $  6.479
 Number of Units Outstanding, End of Period                     6,965   39,374   33,686   33,095
------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.538 $  8.770 $  7.856
 Accumulation Unit Value, End of Period                       $ 9.538 $  8.770 $  7.856 $ 11.562
 Number of Units Outstanding, End of Period                         0   10,484    7,309    3,758
------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.829 $  8.204 $  5.819
 Accumulation Unit Value, End of Period                       $ 9.829 $  8.204 $  5.819 $  7.149
 Number of Units Outstanding, End of Period                     1,183   26,681   23,623   23,389
------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.199 $  8.093 $  6.620
 Accumulation Unit Value, End of Period                       $10.199 $  8.093 $  6.620 $  8.295
 Number of Units Outstanding, End of Period                         0    4,053    5,540    5,205
------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -        - $ 10.000 $  7.310
 Accumulation Unit Value, End of Period                             -        - $  7.310 $ 10.190
 Number of Units Outstanding, End of Period                         -        -        0        0
------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.320 $  9.834 $  6.955
 Accumulation Unit Value, End of Period                       $10.320 $  9.834 $  6.955 $  9.679
 Number of Units Outstanding, End of Period                         0    4,883   11,310   15,104
------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.025 $ 10.827 $ 10.491
 Accumulation Unit Value, End of Period                       $10.025 $ 10.827 $ 10.491 $ 14.284
 Number of Units Outstanding, End of Period                     5,505    3,542    5,026    2,575
------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II

                                                               For the Year Ending December 31
Sub-Accounts                                                    2000    2001    2002     2003
-----------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       -       -        -        -
 Accumulation Unit Value, End of Period                             -       -        -        -
 Number of Units Outstanding, End of Period                         -       -        -        -
-----------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -       - $ 10.000 $  8.048
 Accumulation Unit Value, End of Period                             -       - $  8.048 $ 10.367
 Number of Units Outstanding, End of Period                         -       -    4,570    8,888
-----------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.838 $  6.627 $  4.400
 Accumulation Unit Value, End of Period                       $ 9.838 $ 6.627 $  4.400 $  5.509
 Number of Units Outstanding, End of Period                       463  20,768   17,731   18,911
-----------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.896 $  7.464 $  5.552
 Accumulation Unit Value, End of Period                       $ 9.896 $ 7.464 $  5.552 $  7.072
 Number of Units Outstanding, End of Period                         0   5,678    1,987    5,057
-----------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.159 $  8.734 $  5.989
 Accumulation Unit Value, End of Period                       $10.159 $ 8.734 $  5.989 $  7.367
 Number of Units Outstanding, End of Period                         0   6,178      763      763
-----------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -       -        -        -
 Accumulation Unit Value, End of Period                             -       -        -        -
 Number of Units Outstanding, End of Period                         -       -        -        -
-----------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.928 $  7.453 $  5.257
 Accumulation Unit Value, End of Period                       $ 9.928 $ 7.453 $  5.257 $  6.963
 Number of Units Outstanding, End of Period                         0   1,080        0        0
-----------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.359 $ 10.201 $  7.797
 Accumulation Unit Value, End of Period                       $10.359 $10.201 $  7.797 $ 10.135
 Number of Units Outstanding, End of Period                         0  23,723   15,277   35,028
-----------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.808 $  7.965 $  5.417
 Accumulation Unit Value, End of Period                       $ 9.808 $ 7.965 $  5.417 $  6.571
 Number of Units Outstanding, End of Period                         0   2,592    1,096    1,096
-----------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -        -        -
 Accumulation Unit Value, End of Period                             -       -        -        -
 Number of Units Outstanding, End of Period                         -       -        -        -
-----------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -        -        -
 Accumulation Unit Value, End of Period                             -       -        -        -
 Number of Units Outstanding, End of Period                         -       -        -        -
-----------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -        -        -
 Accumulation Unit Value, End of Period                             -       -        -        -
 Number of Units Outstanding, End of Period                         -       -        -        -
-----------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -        -        -
 Accumulation Unit Value, End of Period                             -       -        -        -
 Number of Units Outstanding, End of Period                         -       -        -        -
-----------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -        -        -
 Accumulation Unit Value, End of Period                             -       -        -        -
 Number of Units Outstanding, End of Period                         -       -        -        -
-----------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.226 $  9.411 $  7.497
 Accumulation Unit Value, End of Period                       $10.226 $ 9.411 $  7.497 $  9.391
 Number of Units Outstanding, End of Period                         0     920        0    4,769
-----------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.316 $  8.052 $  6.519
 Accumulation Unit Value, End of Period                       $10.316 $ 8.052 $  6.519 $  8.239
 Number of Units Outstanding, End of Period                         0   2,054      320      320
-----------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                       -       - $ 10.000 $  7.292
 Accumulation Unit Value, End of Period                             -       - $  7.292 $ 10.730
 Number of Units Outstanding, End of Period                         -       -      275      275
-----------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.818 $  7.551 $  5.455
 Accumulation Unit Value, End of Period                       $ 9.818 $ 7.551 $  5.455 $  6.700
 Number of Units Outstanding, End of Period                         0   1,684      724   13,649
-----------------------------------------------------------------------------------------------

    ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE
   ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE
       PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.58



                                                               For the Year Ending December 31
Sub-Accounts                                                    2004     2005    2006    2007
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  6.722 $ 7.450 $ 9.024 $ 9.570
 Accumulation Unit Value, End of Period                       $  7.450 $ 9.024 $ 9.570 $11.260
 Number of Units Outstanding, End of Period                      3,083   2,915   2,887   2,827
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  9.918 $10.578 $10.986 $12.002
 Accumulation Unit Value, End of Period                       $ 10.578 $10.986 $12.002 $12.299
 Number of Units Outstanding, End of Period                    108,879  72,994  48,364  24,205
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  6.813 $ 7.446 $ 8.652 $ 8.864
 Accumulation Unit Value, End of Period                       $  7.446 $ 8.652 $ 8.864 $10.419
 Number of Units Outstanding, End of Period                     88,503  44,698  29,004  20,583
----------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  8.252 $ 9.148 $ 9.778 $12.521
 Accumulation Unit Value, End of Period                       $  9.148 $ 9.778 $12.521 $14.231
 Number of Units Outstanding, End of Period                     52,538  24,352  21,247  10,617
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  7.469 $ 8.266 $ 8.681 $10.120
 Accumulation Unit Value, End of Period                       $  8.266 $ 8.681 $10.120 $11.651
 Number of Units Outstanding, End of Period                      4,288   4,287   4,285   4,284
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.627 $12.011 $12.560 $15.061
 Accumulation Unit Value, End of Period                       $ 12.011 $12.560 $15.061 $15.849
 Number of Units Outstanding, End of Period                     18,470  17,125  16,769  15,554
----------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  7.129 $ 7.701 $ 7.738 $ 8.316
 Accumulation Unit Value, End of Period                       $  7.701 $ 7.738 $ 8.316 $ 8.518
 Number of Units Outstanding, End of Period                      4,611   4,703   3,692   1,874
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 11.156 $12.173 $12.804 $14.380
 Accumulation Unit Value, End of Period                       $ 12.173 $12.804 $14.380 $14.593
 Number of Units Outstanding, End of Period                     17,568  14,896  14,844  11,797
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 11.941 $12.356 $12.555 $13.050
 Accumulation Unit Value, End of Period                       $ 12.356 $12.555 $13.050 $13.599
 Number of Units Outstanding, End of Period                     13,464  13,212   8,538   7,777
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.801 $10.772 $10.791 $11.066
 Accumulation Unit Value, End of Period                       $ 10.772 $10.791 $11.066 $11.201
 Number of Units Outstanding, End of Period                     23,264  22,775  16,494       0
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.095 $10.013 $10.121 $10.412
 Accumulation Unit Value, End of Period                       $ 10.013 $10.121 $10.412 $10.743
 Number of Units Outstanding, End of Period                      8,613   8,466   5,357     596
----------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  8.252 $ 8.974 $ 9.234 $10.493
 Accumulation Unit Value, End of Period                       $  8.974 $ 9.234 $10.493 $10.857
 Number of Units Outstanding, End of Period                     16,280  13,600  11,359  10,532
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  9.784 $10.620 $11.312 $12.794
 Accumulation Unit Value, End of Period                       $ 10.620 $11.312 $12.794 $13.666
 Number of Units Outstanding, End of Period                     34,358  31,135  26,903  24,369
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  6.479 $ 7.687 $ 8.664 $10.252
 Accumulation Unit Value, End of Period                       $  7.687 $ 8.664 $10.252 $12.130
 Number of Units Outstanding, End of Period                     30,664  24,526  17,246  10,849
----------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 11.562 $13.998 $18.426 $24.850
 Accumulation Unit Value, End of Period                       $ 13.998 $18.426 $24.850 $34.317
 Number of Units Outstanding, End of Period                      8,221   7,656   7,720   6,713
----------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $  7.149 $ 7.576 $ 8.620 $ 8.825
 Accumulation Unit Value, End of Period                       $  7.576 $ 8.620 $ 8.825 $10.578
 Number of Units Outstanding, End of Period                     18,921  16,845  15,025  12,958
----------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $  8.295 $ 9.575 $10.458 $12.870
 Accumulation Unit Value, End of Period                       $  9.575 $10.458 $12.870 $14.500
 Number of Units Outstanding, End of Period                      5,870   5,522   1,302   1,264
----------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 10.190 $12.184 $14.087 $15.138
 Accumulation Unit Value, End of Period                       $ 12.184 $14.087 $15.138 $18.258
 Number of Units Outstanding, End of Period                      1,978     872     621     596
----------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $  9.679 $10.906 $12.045 $14.297
 Accumulation Unit Value, End of Period                       $ 10.906 $12.045 $14.297 $15.160
 Number of Units Outstanding, End of Period                     20,531  20,354  17,404  17,371
----------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 14.284 $19.158 $22.052 $29.937
 Accumulation Unit Value, End of Period                       $ 19.158 $22.052 $29.937 $24.410
 Number of Units Outstanding, End of Period                      2,484   2,212   1,697     122
----------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II

                                                               For the Year Ending December 31
Sub-Accounts                                                    2004     2005    2006    2007
----------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $11.123 $12.153 $12.539
 Accumulation Unit Value, End of Period                       $ 11.123 $12.153 $12.539 $14.499
 Number of Units Outstanding, End of Period                          0     366     350       0
----------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 10.367 $12.005 $12.322 $14.090
 Accumulation Unit Value, End of Period                       $ 12.005 $12.322 $14.090 $13.571
 Number of Units Outstanding, End of Period                     21,797  17,192  15,363  10,240
----------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $  5.509 $ 5.799 $ 6.155 $ 6.225
 Accumulation Unit Value, End of Period                       $  5.799 $ 6.155 $ 6.225 $ 7.159
 Number of Units Outstanding, End of Period                      8,543  10,492  10,131   2,674
----------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $  7.072 $ 7.414 $ 7.936 $ 8.295
 Accumulation Unit Value, End of Period                       $  7.414 $ 7.936 $ 8.295 $ 9.136
 Number of Units Outstanding, End of Period                      4,603   4,144   3,024   6,702
----------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                        -       - $10.000 $10.793
 Accumulation Unit Value, End of Period                              -       - $10.793 $11.472
 Number of Units Outstanding, End of Period                          -       -     636       0
----------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $10.814 $11.443 $12.518
 Accumulation Unit Value, End of Period                       $ 10.814 $11.443 $12.518 $13.484
 Number of Units Outstanding, End of Period                          0       0       0       0
----------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $  6.963 $ 7.842 $ 8.609 $ 8.361
 Accumulation Unit Value, End of Period                       $  7.842 $ 8.609 $ 8.361 $ 9.262
 Number of Units Outstanding, End of Period                      9,707   1,676   1,377       0
----------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 10.135 $11.085 $11.402 $13.116
 Accumulation Unit Value, End of Period                       $ 11.085 $11.402 $13.116 $13.524
 Number of Units Outstanding, End of Period                     41,146  23,572  16,545  26,858
----------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $  6.571 $ 7.001 $ 7.907 $ 7.725
 Accumulation Unit Value, End of Period                       $  7.001 $ 7.907 $ 7.725 $ 8.630
 Number of Units Outstanding, End of Period                      1,095   1,094   1,094   5,485
----------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $10.689 $10.858 $11.678
 Accumulation Unit Value, End of Period                       $ 10.689 $10.858 $11.678 $11.794
 Number of Units Outstanding, End of Period                          0       0       0       0
----------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $11.233 $11.223 $13.049
 Accumulation Unit Value, End of Period                       $ 11.233 $11.223 $13.049 $13.313
 Number of Units Outstanding, End of Period                      2,579   4,497     989       0
----------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                        - $10.000 $11.327 $13.030
 Accumulation Unit Value, End of Period                              - $11.327 $13.030 $12.507
 Number of Units Outstanding, End of Period                          -       0       0       0
----------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $10.945 $11.898 $13.851
 Accumulation Unit Value, End of Period                       $ 10.945 $11.898 $13.851 $14.093
 Number of Units Outstanding, End of Period                          0   2,038       0       0
----------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $11.512 $12.471 $14.894
 Accumulation Unit Value, End of Period                       $ 11.512 $12.471 $14.894 $16.912
 Number of Units Outstanding, End of Period                          0   1,413     600     237
----------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $  9.391 $10.261 $10.618 $12.103
 Accumulation Unit Value, End of Period                       $ 10.261 $10.618 $12.103 $11.181
 Number of Units Outstanding, End of Period                      4,613   4,758   4,471   4,915
----------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $  8.239 $ 9.414 $10.387 $13.046
 Accumulation Unit Value, End of Period                       $  9.414 $10.387 $13.046 $13.901
 Number of Units Outstanding, End of Period                        319       0     286   2,786
----------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                 $ 10.730 $13.317 $14.017 $16.168
 Accumulation Unit Value, End of Period                       $ 13.317 $14.017 $16.168 $13.875
 Number of Units Outstanding, End of Period                        275       0       0       0
----------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $  6.700 $ 6.920 $ 7.192 $ 7.457
 Accumulation Unit Value, End of Period                       $  6.920 $ 7.192 $ 7.457 $ 7.737
 Number of Units Outstanding, End of Period                     17,816   5,256     722     722



* Contracts with the Enhanced Earnings Death Benefit Option and the Enhanced Death Benefit, the Performance Income Benefit, or the Performance Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.58% and an administrative expense charge of 0.10%.

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
     WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH BENEFIT COMBINATION OPTION OR PERFORMANCE BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.62



                                                              For the Year Ending December 31
Sub-Accounts                                                    2000    2001    2002    2003
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.129 $ 7.122 $ 5.418
 Accumulation Unit Value, End of Period                       $10.129 $ 7.122 $ 5.418 $ 6.714
 Number of Units Outstanding, End of Period                         0     685     683     529
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.495 $ 9.779 $ 7.880
 Accumulation Unit Value, End of Period                       $10.495 $ 9.779 $ 7.880 $ 9.906
 Number of Units Outstanding, End of Period                    11,924  26,520  68,216  70,032
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.128 $ 7.280 $ 5.637
 Accumulation Unit Value, End of Period                       $10.128 $ 7.280 $ 5.637 $ 6.805
 Number of Units Outstanding, End of Period                     3,680  24,391  62,104  70,827
---------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.401 $ 8.407 $ 6.498
 Accumulation Unit Value, End of Period                       $10.401 $ 8.407 $ 6.498 $ 8.242
 Number of Units Outstanding, End of Period                     9,466   9,998  23,556  27,735
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.869 $ 8.025 $ 5.788
 Accumulation Unit Value, End of Period                       $ 9.869 $ 8.025 $ 5.788 $ 7.460
 Number of Units Outstanding, End of Period                         0       0       0     404
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.319 $ 9.508 $ 8.176
 Accumulation Unit Value, End of Period                       $10.319 $ 9.508 $ 8.176 $10.614
 Number of Units Outstanding, End of Period                     8,932   9,555  19,240  21,539
---------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.542 $ 6.213 $ 5.671
 Accumulation Unit Value, End of Period                       $ 9.542 $ 6.213 $ 5.671 $ 7.121
 Number of Units Outstanding, End of Period                     3,187   1,156   1,898   3,465
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.277 $10.334 $ 9.381
 Accumulation Unit Value, End of Period                       $10.277 $10.334 $ 9.381 $11.143
 Number of Units Outstanding, End of Period                     3,460   3,291   3,223   1,835
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.018 $10.788 $11.189
 Accumulation Unit Value, End of Period                       $10.018 $10.788 $11.189 $11.927
 Number of Units Outstanding, End of Period                         0  30,313  40,152  48,405
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.010 $10.322 $10.736
 Accumulation Unit Value, End of Period                       $10.010 $10.322 $10.736 $10.788
 Number of Units Outstanding, End of Period                         0       0     612       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.017 $10.229 $10.189
 Accumulation Unit Value, End of Period                       $10.017 $10.229 $10.189 $10.082
 Number of Units Outstanding, End of Period                         0   8,819     512   1,799
---------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.978 $ 8.908 $ 6.558
 Accumulation Unit Value, End of Period                       $ 9.978 $ 8.908 $ 6.558 $ 8.242
 Number of Units Outstanding, End of Period                         0       0  10,797  11,050
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.071 $ 8.891 $ 7.875
 Accumulation Unit Value, End of Period                       $10.071 $ 8.891 $ 7.875 $ 9.773
 Number of Units Outstanding, End of Period                     1,636  20,009  49,021  59,626
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.139 $ 7.400 $ 5.610
 Accumulation Unit Value, End of Period                       $10.139 $ 7.400 $ 5.610 $ 6.471
 Number of Units Outstanding, End of Period                     1,818   2,088  15,213  14,147
---------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.538 $ 8.314 $ 7.850
 Accumulation Unit Value, End of Period                       $ 9.538 $ 8.314 $ 7.850 $11.548
 Number of Units Outstanding, End of Period                         0       0      72   2,072
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.829 $ 8.200 $ 5.814
 Accumulation Unit Value, End of Period                       $ 9.829 $ 8.200 $ 5.814 $ 7.140
 Number of Units Outstanding, End of Period                         0     272     984   3,987
---------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.199 $ 8.709 $ 6.615
 Accumulation Unit Value, End of Period                       $10.199 $ 8.709 $ 6.615 $ 8.285
 Number of Units Outstanding, End of Period                         0       0      85   1,574
---------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 7.308
 Accumulation Unit Value, End of Period                             -       - $ 7.308 $10.183
 Number of Units Outstanding, End of Period                         -       -       0     229
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.319 $ 9.823 $ 6.950
 Accumulation Unit Value, End of Period                       $10.319 $ 9.823 $ 6.950 $ 9.667
 Number of Units Outstanding, End of Period                         0   4,366   5,625   6,359
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.025 $10.823 $10.482
 Accumulation Unit Value, End of Period                       $10.025 $10.823 $10.482 $14.267
 Number of Units Outstanding, End of Period                         0   1,035   1,049     454
---------------------------------------------------------------------------------------------

                                                              For the Year Ending December 31
Sub-Accounts                                                    2000    2001    2002    2003
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 8.046
 Accumulation Unit Value, End of Period                             -       - $ 8.046 $10.361
 Number of Units Outstanding, End of Period                         -       -   1,534   1,824
---------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.838 $ 6.982 $ 4.396
 Accumulation Unit Value, End of Period                       $ 9.838 $ 6.982 $ 4.396 $ 5.503
 Number of Units Outstanding, End of Period                     3,527       0   2,081   4,849
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.895 $ 7.592 $ 5.548
 Accumulation Unit Value, End of Period                       $ 9.895 $ 7.592 $ 5.548 $ 7.063
 Number of Units Outstanding, End of Period                         0       0     236     572
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.158 $ 8.975 $ 5.984
 Accumulation Unit Value, End of Period                       $10.158 $ 8.975 $ 5.984 $ 7.358
 Number of Units Outstanding, End of Period                         0       0      55      17
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.927 $ 7.633 $ 5.253
 Accumulation Unit Value, End of Period                       $ 9.927 $ 7.633 $ 5.253 $ 6.955
 Number of Units Outstanding, End of Period                         0       0      60      18
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.359 $10.196 $ 7.791
 Accumulation Unit Value, End of Period                       $10.359 $10.196 $ 7.791 $10.123
 Number of Units Outstanding, End of Period                         0  10,100  13,476  20,083
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.810 $ 8.100 $ 5.412
 Accumulation Unit Value, End of Period                       $ 9.810 $ 8.100 $ 5.412 $ 6.563
 Number of Units Outstanding, End of Period                       576       0      58      19
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.225 $ 9.407 $ 7.491
 Accumulation Unit Value, End of Period                       $10.225 $ 9.407 $ 7.491 $ 9.380
 Number of Units Outstanding, End of Period                         0   1,046   1,088   1,013
---------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.316 $ 8.517 $ 6.514
 Accumulation Unit Value, End of Period                       $10.316 $ 8.517 $ 6.514 $ 8.229
 Number of Units Outstanding, End of Period                         0       0      87   2,070
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 7.290
 Accumulation Unit Value, End of Period                             -       - $ 7.290 $10.723
 Number of Units Outstanding, End of Period                         -       -       0       0
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.817 $ 7.979 $ 5.450
 Accumulation Unit Value, End of Period                       $ 9.817 $ 7.979 $ 5.450 $ 6.692
 Number of Units Outstanding, End of Period                         0       0   5,560   5,951
---------------------------------------------------------------------------------------------

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
     WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH BENEFIT COMBINATION OPTION OR PERFORMANCE BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.62



                                                               For the Year Ending December 31
Sub-Accounts                                                    2004    2005     2006    2007
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.714 $  7.438 $ 9.006 $ 9.547
 Accumulation Unit Value, End of Period                       $ 7.438 $  9.006 $ 9.547 $11.228
 Number of Units Outstanding, End of Period                     1,799    1,645   1,665       0
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.906 $ 10.561 $10.964 $11.973
 Accumulation Unit Value, End of Period                       $10.561 $ 10.964 $11.973 $12.265
 Number of Units Outstanding, End of Period                    70,821   87,204  56,693  49,583
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.805 $  7.434 $ 8.635 $ 8.843
 Accumulation Unit Value, End of Period                       $ 7.434 $  8.635 $ 8.843 $10.390
 Number of Units Outstanding, End of Period                    69,444  104,670  81,223  63,707
----------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.242 $  9.133 $ 9.758 $12.491
 Accumulation Unit Value, End of Period                       $ 9.133 $  9.758 $12.491 $14.191
 Number of Units Outstanding, End of Period                    28,315   26,626  19,381  11,531
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.460 $  8.252 $ 8.663 $10.096
 Accumulation Unit Value, End of Period                       $ 8.252 $  8.663 $10.096 $11.618
 Number of Units Outstanding, End of Period                     1,075    1,119   1,042       0
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.614 $ 11.991 $12.535 $15.025
 Accumulation Unit Value, End of Period                       $11.991 $ 12.535 $15.025 $15.805
 Number of Units Outstanding, End of Period                    25,861   25,247  12,751  10,347
----------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.121 $  7.688 $ 7.722 $ 8.296
 Accumulation Unit Value, End of Period                       $ 7.688 $  7.722 $ 8.296 $ 8.494
 Number of Units Outstanding, End of Period                     2,309    7,228   6,286   4,919
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $11.143 $ 12.154 $12.778 $14.346
 Accumulation Unit Value, End of Period                       $12.154 $ 12.778 $14.346 $14.552
 Number of Units Outstanding, End of Period                     1,835    1,835   1,835   1,835
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $11.927 $ 12.337 $12.530 $13.018
 Accumulation Unit Value, End of Period                       $12.337 $ 12.530 $13.018 $13.561
 Number of Units Outstanding, End of Period                    18,622   27,659  21,104  15,838
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.788 $ 10.755 $10.770 $11.040
 Accumulation Unit Value, End of Period                       $10.755 $ 10.770 $11.040 $11.170
 Number of Units Outstanding, End of Period                       191    1,211   3,513   3,513
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.082 $  9.997 $10.101 $10.387
 Accumulation Unit Value, End of Period                       $ 9.997 $ 10.101 $10.387 $10.712
 Number of Units Outstanding, End of Period                    13,218    1,307   3,029   1,724
----------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.242 $  8.959 $ 9.215 $10.468
 Accumulation Unit Value, End of Period                       $ 8.959 $  9.215 $10.468 $10.827
 Number of Units Outstanding, End of Period                    14,880   14,996   4,107   2,605
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.773 $ 10.602 $11.289 $12.764
 Accumulation Unit Value, End of Period                       $10.602 $ 11.289 $12.764 $13.628
 Number of Units Outstanding, End of Period                    61,133   75,099  68,338  58,789
----------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.471 $  7.675 $ 8.647 $10.227
 Accumulation Unit Value, End of Period                       $ 7.675 $  8.647 $10.227 $12.096
 Number of Units Outstanding, End of Period                    11,092   17,619   9,285   9,074
----------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $11.548 $ 13.975 $18.389 $24.790
 Accumulation Unit Value, End of Period                       $13.975 $ 18.389 $24.790 $34.221
 Number of Units Outstanding, End of Period                     2,841    1,566   1,463     286
----------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 7.140 $  7.564 $ 8.603 $ 8.804
 Accumulation Unit Value, End of Period                       $ 7.564 $  8.603 $ 8.804 $10.549
 Number of Units Outstanding, End of Period                     2,553    5,195   5,262   3,640
----------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 8.285 $  9.560 $10.437 $12.839
 Accumulation Unit Value, End of Period                       $ 9.560 $ 10.437 $12.839 $14.460
 Number of Units Outstanding, End of Period                     5,651    5,219   1,836   1,308
----------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.183 $ 12.171 $14.066 $15.110
 Accumulation Unit Value, End of Period                       $12.171 $ 14.066 $15.110 $18.217
 Number of Units Outstanding, End of Period                       582      545     550     473
----------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 9.667 $ 10.889 $12.021 $14.262
 Accumulation Unit Value, End of Period                       $10.889 $ 12.021 $14.262 $15.118
 Number of Units Outstanding, End of Period                     9,214    5,765   2,786   1,045
----------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $14.267 $ 19.127 $22.008 $29.865
 Accumulation Unit Value, End of Period                       $19.127 $ 22.008 $29.865 $24.342
 Number of Units Outstanding, End of Period                     1,937    1,901   1,809     243
----------------------------------------------------------------------------------------------

                                                               For the Year Ending December 31
Sub-Accounts                                                    2004    2005     2006    2007
----------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 11.120 $12.144 $12.525
 Accumulation Unit Value, End of Period                       $11.120 $ 12.144 $12.525 $14.477
 Number of Units Outstanding, End of Period                         0        0       0       0
----------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.361 $ 11.992 $12.304 $14.063
 Accumulation Unit Value, End of Period                       $11.992 $ 12.304 $14.063 $13.540
 Number of Units Outstanding, End of Period                     7,406   12,710   9,643   8,597
----------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 5.503 $  5.789 $ 6.142 $ 6.210
 Accumulation Unit Value, End of Period                       $ 5.789 $  6.142 $ 6.210 $ 7.139
 Number of Units Outstanding, End of Period                     8,506   12,432   6,726   3,974
----------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 7.063 $  7.402 $ 7.920 $ 8.275
 Accumulation Unit Value, End of Period                       $ 7.402 $  7.920 $ 8.275 $ 9.111
 Number of Units Outstanding, End of Period                     2,302    2,276   4,062      22
----------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -        - $10.000 $10.790
 Accumulation Unit Value, End of Period                             -        - $10.790 $11.464
 Number of Units Outstanding, End of Period                         -        -     989     712
----------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.811 $11.435 $12.505
 Accumulation Unit Value, End of Period                       $10.811 $ 11.435 $12.505 $13.464
 Number of Units Outstanding, End of Period                         0      741     741     741
----------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 6.955 $  7.830 $ 8.592 $ 8.341
 Accumulation Unit Value, End of Period                       $ 7.830 $  8.592 $ 8.341 $ 9.236
 Number of Units Outstanding, End of Period                       368      370     373      22
----------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.123 $ 11.067 $11.379 $13.085
 Accumulation Unit Value, End of Period                       $11.067 $ 11.379 $13.085 $13.485
 Number of Units Outstanding, End of Period                    23,653   25,611  15,549  12,548
----------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 6.563 $  6.990 $ 7.891 $ 7.707
 Accumulation Unit Value, End of Period                       $ 6.990 $  7.891 $ 7.707 $ 8.606
 Number of Units Outstanding, End of Period                       382      362     362       0
----------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.686 $10.851 $11.666
 Accumulation Unit Value, End of Period                       $10.686 $ 10.851 $11.665 $11.777
 Number of Units Outstanding, End of Period                         0      728     728   1,743
----------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 11.230 $11.216 $13.036
 Accumulation Unit Value, End of Period                       $11.230 $ 11.216 $13.036 $13.294
 Number of Units Outstanding, End of Period                     1,381    4,392   4,684   4,426
----------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       - $ 10.000 $11.324 $13.021
 Accumulation Unit Value, End of Period                             - $ 11.324 $13.021 $12.493
 Number of Units Outstanding, End of Period                         -        0       0       0
----------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.942 $11.891 $13.837
 Accumulation Unit Value, End of Period                       $10.942 $ 11.891 $13.837 $14.073
 Number of Units Outstanding, End of Period                         0    1,820   6,617   8,516
----------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 11.509 $12.462 $14.878
 Accumulation Unit Value, End of Period                       $11.509 $ 12.462 $14.878 $16.883
 Number of Units Outstanding, End of Period                         0    1,482   2,836   2,835
----------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 9.380 $ 10.244 $10.596 $12.073
 Accumulation Unit Value, End of Period                       $10.244 $ 10.596 $12.073 $11.150
 Number of Units Outstanding, End of Period                       967        0       0       0
----------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 8.229 $  9.399 $10.366 $13.014
 Accumulation Unit Value, End of Period                       $ 9.399 $ 10.366 $13.014 $13.861
 Number of Units Outstanding, End of Period                     3,175    1,483   1,346       0
----------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                 $10.723 $ 13.303 $13.997 $16.138
 Accumulation Unit Value, End of Period                       $13.303 $ 13.997 $16.138 $13.844
 Number of Units Outstanding, End of Period                       897      897     897       0
----------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 6.692 $  6.909 $ 7.178 $ 7.439
 Accumulation Unit Value, End of Period                       $ 6.909 $  7.178 $ 7.439 $ 7.716
 Number of Units Outstanding, End of Period                     7,436    9,394   5,273   1,478
----------------------------------------------------------------------------------------------



* Contracts with the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the Performance Death Benefit Income Benefit, or the Performance Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
     WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION
                     AND INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.68



                                                              For the Year Ending December 31
Sub-Accounts                                                    2000    2001    2002    2003
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.129 $ 7.254 $ 5.412
 Accumulation Unit Value, End of Period                       $10.129 $ 7.254 $ 5.412 $ 6.701
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.495 $10.473 $ 7.871
 Accumulation Unit Value, End of Period                       $10.495 $10.473 $ 7.871 $ 9.888
 Number of Units Outstanding, End of Period                         0       0       0   1,371
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.128 $ 7.242 $ 5.630
 Accumulation Unit Value, End of Period                       $10.128 $ 7.242 $ 5.630 $ 6.793
 Number of Units Outstanding, End of Period                         0       0       0  10,363
---------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.401 $ 8.774 $ 6.491
 Accumulation Unit Value, End of Period                       $10.401 $ 8.774 $ 6.491 $ 8.227
 Number of Units Outstanding, End of Period                         0       0       0     818
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.869 $ 8.021 $ 5.781
 Accumulation Unit Value, End of Period                       $ 9.869 $ 8.021 $ 5.781 $ 7.446
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.319 $ 9.946 $ 8.166
 Accumulation Unit Value, End of Period                       $10.319 $ 9.946 $ 8.166 $10.595
 Number of Units Outstanding, End of Period                         0       0       0     372
---------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.542 $ 7.393 $ 5.664
 Accumulation Unit Value, End of Period                       $ 9.542 $ 7.393 $ 5.664 $ 7.108
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.277 $10.503 $ 9.370
 Accumulation Unit Value, End of Period                       $10.277 $10.503 $ 9.370 $11.123
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.018 $10.591 $11.175
 Accumulation Unit Value, End of Period                       $10.018 $10.591 $11.175 $11.905
 Number of Units Outstanding, End of Period                         0       0       0   5,085
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.007 $10.318 $10.723
 Accumulation Unit Value, End of Period                       $10.007 $10.318 $10.723 $10.769
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.017 $10.196 $10.177
 Accumulation Unit Value, End of Period                       $10.017 $10.196 $10.177 $10.064
 Number of Units Outstanding, End of Period                         0       0       0     821
---------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.978 $ 8.904 $ 6.550
 Accumulation Unit Value, End of Period                       $ 9.978 $ 8.904 $ 6.550 $ 8.227
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.071 $ 9.115 $ 7.866
 Accumulation Unit Value, End of Period                       $10.071 $ 9.115 $ 7.866 $ 9.755
 Number of Units Outstanding, End of Period                         0       0       0     740
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.139 $ 8.352 $ 5.603
 Accumulation Unit Value, End of Period                       $10.139 $ 8.352 $ 5.603 $ 6.459
 Number of Units Outstanding, End of Period                         0       0       0   6,026
---------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.538 $ 8.310 $ 7.840
 Accumulation Unit Value, End of Period                       $ 9.538 $ 8.310 $ 7.840 $11.527
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.829 $ 8.235 $ 5.807
 Accumulation Unit Value, End of Period                       $ 9.829 $ 8.235 $ 5.807 $ 7.127
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.199 $ 8.706 $ 6.607
 Accumulation Unit Value, End of Period                       $10.199 $ 8.706 $ 6.607 $ 8.270
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 7.305
 Accumulation Unit Value, End of Period                             -       - $ 7.305 $10.173
 Number of Units Outstanding, End of Period                         -       -       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.319 $ 9.940 $ 6.941
 Accumulation Unit Value, End of Period                       $10.319 $ 9.940 $ 6.941 $ 9.649
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.025 $11.169 $10.469
 Accumulation Unit Value, End of Period                       $10.025 $11.169 $10.469 $14.241
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -

                                                              For the Year Ending December 31
Sub-Accounts                                                    2000    2001    2002    2003
---------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 8.043
 Accumulation Unit Value, End of Period                             -       - $ 8.043 $10.350
 Number of Units Outstanding, End of Period                         -       -       0       0
---------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.838 $ 6.979 $ 4.390
 Accumulation Unit Value, End of Period                       $ 9.838 $ 6.979 $ 4.390 $ 5.493
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.895 $ 7.589 $ 5.541
 Accumulation Unit Value, End of Period                       $ 9.895 $ 7.589 $ 5.541 $ 7.050
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.158 $ 8.971 $ 5.977
 Accumulation Unit Value, End of Period                       $10.158 $ 8.971 $ 5.977 $ 7.344
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.927 $ 7.630 $ 5.246
 Accumulation Unit Value, End of Period                       $ 9.927 $ 7.630 $ 5.246 $ 6.942
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.356 $10.534 $ 7.781
 Accumulation Unit Value, End of Period                       $10.356 $10.534 $ 7.781 $10.104
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.807 $ 8.097 $ 5.406
 Accumulation Unit Value, End of Period                       $ 9.807 $ 8.097 $ 5.406 $ 6.551
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.225 $ 9.844 $ 7.482
 Accumulation Unit Value, End of Period                       $10.225 $ 9.844 $ 7.482 $ 9.362
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.316 $ 8.514 $ 6.506
 Accumulation Unit Value, End of Period                       $10.316 $ 8.514 $ 6.506 $ 8.214
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 7.287
 Accumulation Unit Value, End of Period                             -       - $ 7.287 $10.712
 Number of Units Outstanding, End of Period                         -       -       0       0
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.817 $ 7.976 $ 5.444
 Accumulation Unit Value, End of Period                       $ 9.817 $ 7.976 $ 5.444 $ 6.680
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
     WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION
                     AND INCOME BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.68



                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005    2006    2007
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.701 $ 7.420 $ 8.979 $ 9.512
 Accumulation Unit Value, End of Period                       $ 7.420 $ 8.979 $ 9.512 $11.181
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.888 $10.536 $10.931 $11.930
 Accumulation Unit Value, End of Period                       $10.536 $10.931 $11.930 $12.213
 Number of Units Outstanding, End of Period                     1,295   1,222   1,154     362
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.793 $ 7.416 $ 8.609 $ 8.811
 Accumulation Unit Value, End of Period                       $ 7.416 $ 8.609 $ 8.811 $10.346
 Number of Units Outstanding, End of Period                    10,252  10,153  10,064   8,500
---------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.227 $ 9.111 $ 9.729 $12.445
 Accumulation Unit Value, End of Period                       $ 9.111 $ 9.729 $12.445 $14.131
 Number of Units Outstanding, End of Period                       782     750     723     307
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.446 $ 8.232 $ 8.637 $10.059
 Accumulation Unit Value, End of Period                       $ 8.232 $ 8.637 $10.059 $11.569
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.595 $11.962 $12.497 $14.971
 Accumulation Unit Value, End of Period                       $11.962 $12.497 $14.971 $15.738
 Number of Units Outstanding, End of Period                       371     370     369     369
---------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.108 $ 7.670 $ 7.699 $ 8.266
 Accumulation Unit Value, End of Period                       $ 7.670 $ 7.699 $ 8.266 $ 8.458
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $11.123 $12.124 $12.740 $14.294
 Accumulation Unit Value, End of Period                       $12.124 $12.740 $14.294 $14.490
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $11.905 $12.307 $12.492 $12.971
 Accumulation Unit Value, End of Period                       $12.307 $12.492 $12.971 $13.504
 Number of Units Outstanding, End of Period                     5,048   5,011   4,975   4,742
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.769 $10.729 $10.737 $11.000
 Accumulation Unit Value, End of Period                       $10.729 $10.737 $11.000 $11.123
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.064 $ 9.972 $10.070 $10.350
 Accumulation Unit Value, End of Period                       $ 9.972 $10.070 $10.350 $10.667
 Number of Units Outstanding, End of Period                       746     670     596       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.227 $ 8.938 $ 9.188 $10.430
 Accumulation Unit Value, End of Period                       $ 8.938 $ 9.188 $10.430 $10.781
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.755 $10.577 $11.255 $12.718
 Accumulation Unit Value, End of Period                       $10.577 $11.255 $12.718 $13.570
 Number of Units Outstanding, End of Period                       740     740     740       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.459 $ 7.656 $ 8.621 $10.190
 Accumulation Unit Value, End of Period                       $ 7.656 $ 8.621 $10.190 $12.045
 Number of Units Outstanding, End of Period                     6,026   6,026   6,026   6,026
---------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $11.527 $13.942 $18.333 $24.700
 Accumulation Unit Value, End of Period                       $13.942 $18.333 $24.700 $34.077
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 7.127 $ 7.545 $ 8.577 $ 8.772
 Accumulation Unit Value, End of Period                       $ 7.545 $ 8.577 $ 8.772 $10.504
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 8.270 $ 9.537 $10.406 $12.792
 Accumulation Unit Value, End of Period                       $ 9.537 $10.406 $12.792 $14.399
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.173 $12.152 $14.036 $15.067
 Accumulation Unit Value, End of Period                       $12.152 $14.036 $15.067 $18.155
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 9.649 $10.862 $11.985 $14.211
 Accumulation Unit Value, End of Period                       $10.862 $11.985 $14.211 $15.054
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $14.241 $19.081 $21.942 $29.757
 Accumulation Unit Value, End of Period                       $19.081 $21.942 $29.757 $24.239
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.116 $12.132 $12.505
 Accumulation Unit Value, End of Period                       $11.116 $12.132 $12.505 $14.445

                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005    2006    2007
---------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.350 $11.973 $12.277 $14.024
 Accumulation Unit Value, End of Period                       $11.973 $12.277 $14.024 $13.494
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 5.493 $ 5.775 $ 6.124 $ 6.188
 Accumulation Unit Value, End of Period                       $ 5.775 $ 6.124 $ 6.188 $ 7.109
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 7.050 $ 7.385 $ 7.896 $ 8.245
 Accumulation Unit Value, End of Period                       $ 7.385 $ 7.896 $ 8.245 $ 9.072
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $10.785
 Accumulation Unit Value, End of Period                             -       - $10.785 $11.452
 Number of Units Outstanding, End of Period                         -       -       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.807 $11.424 $12.484
 Accumulation Unit Value, End of Period                       $10.807 $11.424 $12.484 $13.434
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 6.942 $ 7.811 $ 8.566 $ 8.311
 Accumulation Unit Value, End of Period                       $ 7.811 $ 8.566 $ 8.311 $ 9.197
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.104 $11.040 $11.344 $13.038
 Accumulation Unit Value, End of Period                       $11.040 $11.344 $13.038 $13.429
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 6.551 $ 6.973 $ 7.867 $ 7.679
 Accumulation Unit Value, End of Period                       $ 6.973 $ 7.867 $ 7.679 $ 8.570
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.682 $10.840 $11.647
 Accumulation Unit Value, End of Period                       $10.682 $10.840 $11.647 $11.751
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.226 $11.204 $13.014
 Accumulation Unit Value, End of Period                       $11.226 $11.204 $13.014 $13.264
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       - $10.000 $11.319 $13.008
 Accumulation Unit Value, End of Period                             - $11.319 $13.008 $12.473
 Number of Units Outstanding, End of Period                         -       0   4,583       0
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.938 $11.878 $13.814
 Accumulation Unit Value, End of Period                       $10.938 $11.878 $13.814 $14.041
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.504 $12.450 $14.854
 Accumulation Unit Value, End of Period                       $11.504 $12.450 $14.854 $16.846
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 9.362 $10.219 $10.564 $12.030
 Accumulation Unit Value, End of Period                       $10.219 $10.564 $12.030 $11.103
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 8.214 $ 9.376 $10.335 $12.967
 Accumulation Unit Value, End of Period                       $ 9.376 $10.335 $12.967 $13.803
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                 $10.712 $13.282 $13.966 $16.093
 Accumulation Unit Value, End of Period                       $13.282 $13.966 $16.093 $13.797
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 6.680 $ 6.892 $ 7.156 $ 7.413
 Accumulation Unit Value, End of Period                       $ 6.892 $ 7.156 $ 7.413 $ 7.683
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------



* Contracts with the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
      FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
        WITH THE LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT
                              COMBINATION OPTION 2

                           Mortality & Expense = 1.68



                                                              For the Year Ending December 31
Sub-Accounts                                                    2000    2001    2002    2003
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.129 $ 6.594 $ 4.920
 Accumulation Unit Value, End of Period                       $10.129 $ 6.594 $ 4.920 $ 6.092
 Number of Units Outstanding, End of Period                         0       0       0     826
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.494 $ 9.704 $ 7.815
 Accumulation Unit Value, End of Period                       $10.494 $ 9.704 $ 7.815 $ 9.819
 Number of Units Outstanding, End of Period                         0  10,388  19,689  33,534
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.127 $ 6.659 $ 5.153
 Accumulation Unit Value, End of Period                       $10.127 $ 6.659 $ 5.153 $ 6.217
 Number of Units Outstanding, End of Period                         0   6,558  27,362  48,892
---------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.400 $ 8.344 $ 6.446
 Accumulation Unit Value, End of Period                       $10.400 $ 8.344 $ 6.446 $ 8.170
 Number of Units Outstanding, End of Period                         0   3,180  13,466  24,573
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.868 $ 7.356 $ 5.301
 Accumulation Unit Value, End of Period                       $ 9.868 $ 7.356 $ 5.301 $ 6.829
 Number of Units Outstanding, End of Period                         0       0       0   1,144
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.318 $ 9.468 $ 8.136
 Accumulation Unit Value, End of Period                       $10.318 $ 9.468 $ 8.136 $10.556
 Number of Units Outstanding, End of Period                         0     126   9,357  14,353
---------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.541 $ 5.438 $ 4.961
 Accumulation Unit Value, End of Period                       $ 9.541 $ 5.438 $ 4.961 $ 6.225
 Number of Units Outstanding, End of Period                         0     426   2,107   2,720
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.276 $10.242 $ 9.137
 Accumulation Unit Value, End of Period                       $10.276 $10.242 $ 9.137 $10.846
 Number of Units Outstanding, End of Period                         0       0       0   1,796
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.017 $11.192 $11.601
 Accumulation Unit Value, End of Period                       $10.017 $11.192 $11.601 $12.359
 Number of Units Outstanding, End of Period                         0       0  12,379  15,998
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.006 $10.401 $10.810
 Accumulation Unit Value, End of Period                       $10.006 $10.401 $10.810 $10.856
 Number of Units Outstanding, End of Period                         0       0   2,594   9,747
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.016 $10.274 $10.228
 Accumulation Unit Value, End of Period                       $10.016 $10.274 $10.228 $10.115
 Number of Units Outstanding, End of Period                         0   1,302   8,893   4,973
---------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.978 $ 8.218 $ 6.046
 Accumulation Unit Value, End of Period                       $ 9.978 $ 8.218 $ 6.046 $ 7.593
 Number of Units Outstanding, End of Period                         0       0   5,382   7,145
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.071 $ 8.447 $ 7.477
 Accumulation Unit Value, End of Period                       $10.071 $ 8.447 $ 7.477 $ 9.273
 Number of Units Outstanding, End of Period                         0  16,545  30,864  34,527
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.139 $ 7.308 $ 5.538
 Accumulation Unit Value, End of Period                       $10.139 $ 7.308 $ 5.538 $ 6.384
 Number of Units Outstanding, End of Period                         0   2,704   4,008   6,900
---------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.537 $ 7.308 $ 6.894
 Accumulation Unit Value, End of Period                       $ 9.537 $ 7.308 $ 6.894 $10.137
 Number of Units Outstanding, End of Period                         0       0     949   1,030
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.828 $ 7.192 $ 5.072
 Accumulation Unit Value, End of Period                       $ 9.828 $ 7.192 $ 5.072 $ 6.224
 Number of Units Outstanding, End of Period                         0       0   3,861   1,931
---------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.198 $ 8.396 $ 6.372
 Accumulation Unit Value, End of Period                       $10.198 $ 8.396 $ 6.372 $ 7.976
 Number of Units Outstanding, End of Period                         0       0       0     111
---------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 7.305
 Accumulation Unit Value, End of Period                             -       - $ 7.305 $10.173
 Number of Units Outstanding, End of Period                         -       -       0   1,029
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.319 $ 9.471 $ 6.613
 Accumulation Unit Value, End of Period                       $10.319 $ 9.471 $ 6.613 $ 9.194
 Number of Units Outstanding, End of Period                         0       0   6,599   8,897
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.024 $11.974 $11.224
 Accumulation Unit Value, End of Period                       $10.024 $11.974 $11.224 $15.267
 Number of Units Outstanding, End of Period                         0       0     356     915
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -

                                                              For the Year Ending December 31
Sub-Accounts                                                    2000    2001    2002    2003
---------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 8.043
 Accumulation Unit Value, End of Period                             -       - $ 8.043 $10.350
 Number of Units Outstanding, End of Period                         -       -   2,151   7,639
---------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.837 $ 5.754 $ 3.620
 Accumulation Unit Value, End of Period                       $ 9.837 $ 5.754 $ 3.620 $ 4.528
 Number of Units Outstanding, End of Period                         0       0   5,789   4,743
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.895 $ 6.316 $ 4.612
 Accumulation Unit Value, End of Period                       $ 9.895 $ 6.316 $ 4.612 $ 5.868
 Number of Units Outstanding, End of Period                         0       0       0     202
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.158 $ 8.307 $ 5.534
 Accumulation Unit Value, End of Period                       $10.158 $ 8.307 $ 5.534 $ 6.800
 Number of Units Outstanding, End of Period                         0       0       0     122
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.927 $ 6.808 $ 4.681
 Accumulation Unit Value, End of Period                       $ 9.927 $ 6.808 $ 4.681 $ 6.194
 Number of Units Outstanding, End of Period                         0       0       0      25
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.356 $10.108 $ 7.467
 Accumulation Unit Value, End of Period                       $10.356 $10.108 $ 7.467 $ 9.696
 Number of Units Outstanding, End of Period                         0       0  10,597   9,853
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.807 $ 7.294 $ 4.869
 Accumulation Unit Value, End of Period                       $ 9.807 $ 7.294 $ 4.869 $ 5.901
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.224 $ 9.697 $ 7.370
 Accumulation Unit Value, End of Period                       $10.224 $ 9.697 $ 7.370 $ 9.223
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.315 $ 8.204 $ 6.269
 Accumulation Unit Value, End of Period                       $10.315 $ 8.204 $ 6.269 $ 7.915
 Number of Units Outstanding, End of Period                         0       0   4,846   4,320
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 7.287
 Accumulation Unit Value, End of Period                             -       - $ 7.287 $10.712
 Number of Units Outstanding, End of Period                         -       -       0   2,197
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.816 $ 7.089 $ 4.839
 Accumulation Unit Value, End of Period                       $ 9.816 $ 7.089 $ 4.839 $ 5.937
 Number of Units Outstanding, End of Period                         0       0       0      26
---------------------------------------------------------------------------------------------

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
      FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
        WITH THE LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT
                              COMBINATION OPTION 2

                           Mortality & Expense = 1.68



                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005    2006    2007
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.092 $ 6.746 $ 8.162 $ 8.648
 Accumulation Unit Value, End of Period                       $ 6.746 $ 8.162 $ 8.648 $10.165
 Number of Units Outstanding, End of Period                       825     824     823     822
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.819 $10.462 $10.854 $11.846
 Accumulation Unit Value, End of Period                       $10.462 $10.854 $11.846 $12.127
 Number of Units Outstanding, End of Period                    25,533  36,899  30,433  18,178
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.217 $ 6.788 $ 7.879 $ 8.064
 Accumulation Unit Value, End of Period                       $ 6.788 $ 7.879 $ 8.064 $ 9.469
 Number of Units Outstanding, End of Period                    41,361  44,749  33,366  26,821
---------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.170 $ 9.048 $ 9.662 $12.359
 Accumulation Unit Value, End of Period                       $ 9.048 $ 9.662 $12.359 $14.033
 Number of Units Outstanding, End of Period                    18,963  19,057  15,677  14,253
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.829 $ 7.549 $ 7.920 $ 9.225
 Accumulation Unit Value, End of Period                       $ 7.549 $ 7.920 $ 9.225 $10.609
 Number of Units Outstanding, End of Period                     1,127   1,370   1,344   1,324
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.556 $11.919 $12.451 $14.916
 Accumulation Unit Value, End of Period                       $11.919 $12.451 $14.916 $15.681
 Number of Units Outstanding, End of Period                     9,577  11,113   7,278   7,510
---------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.225 $ 6.717 $ 6.743 $ 7.240
 Accumulation Unit Value, End of Period                       $ 6.717 $ 6.743 $ 7.240 $ 7.408
 Number of Units Outstanding, End of Period                     2,557   1,868   1,254   1,244
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.846 $11.823 $12.423 $13.939
 Accumulation Unit Value, End of Period                       $11.823 $12.423 $13.939 $14.131
 Number of Units Outstanding, End of Period                     1,070   1,205     218     979
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $12.359 $12.775 $12.968 $13.465
 Accumulation Unit Value, End of Period                       $12.775 $12.968 $13.465 $14.018
 Number of Units Outstanding, End of Period                    11,235  12,084  12,224  12,766
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.856 $10.816 $10.824 $11.089
 Accumulation Unit Value, End of Period                       $10.816 $10.824 $11.089 $11.213
 Number of Units Outstanding, End of Period                    12,536  16,513  15,658  14,516
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.115 $10.023 $10.121 $10.402
 Accumulation Unit Value, End of Period                       $10.023 $10.121 $10.402 $10.721
 Number of Units Outstanding, End of Period                     5,949  13,472  22,394  16,764
---------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.593 $ 8.250 $ 8.480 $ 9.627
 Accumulation Unit Value, End of Period                       $ 8.250 $ 8.480 $ 9.627 $ 9.951
 Number of Units Outstanding, End of Period                     5,534   6,659   5,653   4,540
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.273 $10.054 $10.699 $12.089
 Accumulation Unit Value, End of Period                       $10.054 $10.699 $12.089 $12.900
 Number of Units Outstanding, End of Period                    80,279  79,224  58,835  60,892
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.384 $ 7.567 $ 8.520 $10.071
 Accumulation Unit Value, End of Period                       $ 7.567 $ 8.520 $10.071 $11.904
 Number of Units Outstanding, End of Period                     5,496   5,897   3,704   6,042
---------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.137 $12.260 $16.121 $21.720
 Accumulation Unit Value, End of Period                       $12.260 $16.121 $21.720 $29.966
 Number of Units Outstanding, End of Period                     1,920   2,734   4,257   3,247
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 6.224 $ 6.590 $ 7.491 $ 7.661
 Accumulation Unit Value, End of Period                       $ 6.590 $ 7.491 $ 7.661 $ 9.174
 Number of Units Outstanding, End of Period                     1,957   2,028   2,037   1,913
---------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 7.976 $ 9.198 $10.036 $12.337
 Accumulation Unit Value, End of Period                       $ 9.198 $10.036 $12.337 $13.887
 Number of Units Outstanding, End of Period                       453   1,201   1,172   1,152
---------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.173 $12.152 $14.036 $15.067
 Accumulation Unit Value, End of Period                       $12.152 $14.036 $15.067 $18.155
 Number of Units Outstanding, End of Period                     2,782   3,298   2,214   1,446
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 9.194 $10.349 $11.419 $13.540
 Accumulation Unit Value, End of Period                       $10.349 $11.419 $13.540 $14.343
 Number of Units Outstanding, End of Period                     4,690   6,683   6,618   6,004
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $15.267 $20.456 $23.523 $31.901
 Accumulation Unit Value, End of Period                       $20.456 $23.523 $31.901 $25.986
 Number of Units Outstanding, End of Period                     1,308   1,678   1,617   1,573
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.116 $12.135 $12.508
 Accumulation Unit Value, End of Period                       $11.116 $12.135 $12.508 $14.449

                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005    2006    2007
---------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                       203     194     199     179
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.350 $11.973 $12.277 $14.024
 Accumulation Unit Value, End of Period                       $11.973 $12.277 $14.024 $13.494
 Number of Units Outstanding, End of Period                     9,193  19,535  16,587  16,310
---------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 4.528 $ 4.761 $ 5.049 $ 5.101
 Accumulation Unit Value, End of Period                       $ 4.761 $ 5.049 $ 5.101 $ 5.861
 Number of Units Outstanding, End of Period                     5,792   9,459   8,374   8,502
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 5.868 $ 6.146 $ 6.571 $ 6.863
 Accumulation Unit Value, End of Period                       $ 6.146 $ 6.571 $ 6.863 $ 7.551
 Number of Units Outstanding, End of Period                     1,252   1,329   1,441   1,548
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 6.800 $ 7.066 $10.000 $10.785
 Accumulation Unit Value, End of Period                       $ 7.066 $ 7.334 $10.785 $11.452
 Number of Units Outstanding, End of Period                       126     131     102     100
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.807 $11.424 $12.484
 Accumulation Unit Value, End of Period                       $10.807 $11.424 $12.484 $13.434
 Number of Units Outstanding, End of Period                         0     739     723       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 6.194 $ 6.969 $ 7.643 $ 7.415
 Accumulation Unit Value, End of Period                       $ 6.969 $ 7.643 $ 7.415 $ 8.206
 Number of Units Outstanding, End of Period                     4,201   5,091   5,175   5,367
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 9.696 $10.594 $10.886 $12.511
 Accumulation Unit Value, End of Period                       $10.594 $10.886 $12.511 $12.886
 Number of Units Outstanding, End of Period                     7,909  11,801  11,751  10,537
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 5.901 $ 6.281 $ 7.086 $ 6.917
 Accumulation Unit Value, End of Period                       $ 6.281 $ 7.086 $ 6.917 $ 7.719
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.682 $10.840 $11.647
 Accumulation Unit Value, End of Period                       $10.682 $10.840 $11.647 $11.751
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.226 $11.204 $13.014
 Accumulation Unit Value, End of Period                       $11.226 $11.204 $13.014 $13.264
 Number of Units Outstanding, End of Period                         0   1,344   1,371       0
---------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       - $10.000 $11.319 $13.008
 Accumulation Unit Value, End of Period                             - $11.319 $13.008 $12.473
 Number of Units Outstanding, End of Period                         -     850     832       0
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.938 $11.878 $13.814
 Accumulation Unit Value, End of Period                       $10.938 $11.878 $13.814 $14.041
 Number of Units Outstanding, End of Period                         0   1,333   1,317       0
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.504 $12.451 $14.856
 Accumulation Unit Value, End of Period                       $11.504 $12.451 $14.856 $16.848
 Number of Units Outstanding, End of Period                     1,509   4,832   4,678   3,261
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 9.223 $10.067 $10.406 $11.850
 Accumulation Unit Value, End of Period                       $10.067 $10.406 $11.850 $10.937
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 7.915 $ 9.035 $ 9.959 $12.496
 Accumulation Unit Value, End of Period                       $ 9.035 $ 9.959 $12.496 $13.301
 Number of Units Outstanding, End of Period                     4,289   3,790   3,745   3,714
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                 $10.712 $13.282 $13.966 $16.093
 Accumulation Unit Value, End of Period                       $13.282 $13.966 $16.093 $13.797
 Number of Units Outstanding, End of Period                     2,174   1,863     809     180
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 5.937 $ 6.126 $ 6.361 $ 6.589
 Accumulation Unit Value, End of Period                       $ 6.126 $ 6.361 $ 6.589 $ 6.829
 Number of Units Outstanding, End of Period                         4       4       0       0
---------------------------------------------------------------------------------------------



* Contracts with the Longevity Reward Rider with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
              WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

                           Mortality & Expense = 1.68



                                                                      For the Year Ending December 31
Sub-Accounts                                                    2002    2003    2004    2005    2006    2007
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.823 $10.927 $12.099 $14.639 $15.510
 Accumulation Unit Value, End of Period                       $ 8.823 $10.927 $12.099 $14.639 $15.510 $18.230
 Number of Units Outstanding, End of Period                         0       0       0       0       0       0
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.532 $10.719 $11.421 $11.849 $12.932
 Accumulation Unit Value, End of Period                       $ 8.532 $10.719 $11.421 $11.849 $12.932 $13.239
 Number of Units Outstanding, End of Period                         0     541     520     499     479       0
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.737 $10.540 $11.508 $13.358 $13.672
 Accumulation Unit Value, End of Period                       $ 8.737 $10.540 $11.508 $13.358 $13.672 $16.054
 Number of Units Outstanding, End of Period                         0   1,488   1,430   1,372   1,317       0
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.304 $10.526 $11.657 $12.447 $15.922
 Accumulation Unit Value, End of Period                       $ 8.304 $10.526 $11.657 $12.447 $15.922 $18.079
 Number of Units Outstanding, End of Period                         0     549     548     547     546     546
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.584 $11.057 $12.224 $12.825 $14.937
 Accumulation Unit Value, End of Period                       $ 8.584 $11.057 $12.224 $12.825 $14.937 $17.179
 Number of Units Outstanding, End of Period                         0       0       0       0       0       0
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.611 $11.172 $12.614 $13.178 $15.786
 Accumulation Unit Value, End of Period                       $ 8.611 $11.172 $12.614 $13.178 $15.786 $16.595
 Number of Units Outstanding, End of Period                         0   1,219   1,178   1,141   1,100       0
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.625 $12.077 $13.032 $13.082 $14.046
 Accumulation Unit Value, End of Period                       $ 9.625 $12.077 $13.032 $13.082 $14.046 $14.373
 Number of Units Outstanding, End of Period                         0       0       0       0       0       0
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.379 $11.134 $12.137 $12.753 $14.309
 Accumulation Unit Value, End of Period                       $ 9.379 $11.134 $12.137 $12.753 $14.309 $14.505
 Number of Units Outstanding, End of Period                         0       0       0       0       0       0
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.415 $11.095 $11.470 $11.642 $12.089
 Accumulation Unit Value, End of Period                       $10.415 $11.095 $11.470 $11.642 $12.089 $12.585
 Number of Units Outstanding, End of Period                         0     403     424     456     513       0
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.142 $10.185 $10.148 $10.155 $10.404
 Accumulation Unit Value, End of Period                       $10.142 $10.185 $10.148 $10.155 $10.404 $10.520
 Number of Units Outstanding, End of Period                         0       0       0       0       0       0
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.972 $ 9.861 $ 9.771 $ 9.867 $10.141
 Accumulation Unit Value, End of Period                       $ 9.972 $ 9.861 $ 9.771 $ 9.867 $10.141 $10.452
 Number of Units Outstanding, End of Period                         0       0       0       0       0       0
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.065 $11.386 $12.370 $12.716 $14.436
 Accumulation Unit Value, End of Period                       $ 9.065 $11.386 $12.370 $12.716 $14.436 $14.922
 Number of Units Outstanding, End of Period                         0       0       0       0       0       0
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.435 $11.701 $12.687 $13.501 $15.255
 Accumulation Unit Value, End of Period                       $ 9.435 $11.701 $12.687 $13.501 $15.255 $16.278
 Number of Units Outstanding, End of Period                         0   1,991   1,947   1,896   1,843       0
-------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.337 $10.763 $12.758 $14.366 $16.981
 Accumulation Unit Value, End of Period                       $ 9.337 $10.763 $12.758 $14.366 $16.981 $20.072
 Number of Units Outstanding, End of Period                         0     627     602     578     555       0
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.882 $13.059 $15.794 $20.769 $27.982
 Accumulation Unit Value, End of Period                       $ 8.882 $13.059 $15.794 $20.769 $27.982 $38.605
 Number of Units Outstanding, End of Period                         0     122     116      97      83       0
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.919 $10.946 $11.589 $13.174 $13.473
 Accumulation Unit Value, End of Period                       $ 8.919 $10.946 $11.589 $13.174 $13.473 $16.134
 Number of Units Outstanding, End of Period                         0     473     473     472     471     471
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.432 $10.554 $12.171 $13.280 $16.326
 Accumulation Unit Value, End of Period                       $ 8.432 $10.554 $12.171 $13.280 $16.326 $18.376
 Number of Units Outstanding, End of Period                         0       0       0       0       0       0
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.683 $12.092 $14.445 $16.684 $17.910
 Accumulation Unit Value, End of Period                       $ 8.683 $12.092 $14.445 $16.684 $17.910 $21.580
 Number of Units Outstanding, End of Period                         0       0       0       0       0       0
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.855 $12.310 $13.857 $15.289 $18.129
 Accumulation Unit Value, End of Period                       $ 8.855 $12.310 $13.857 $15.289 $18.129 $19.204
 Number of Units Outstanding, End of Period                         0     251     256     242     238       0
-------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.930 $12.147 $16.276 $18.716 $25.383
 Accumulation Unit Value, End of Period                       $ 8.930 $12.147 $16.276 $18.716 $25.383 $20.676
 Number of Units Outstanding, End of Period                         0     125     109      99      84       0
-------------------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $11.116 $12.132 $12.505
 Accumulation Unit Value, End of Period                             -       - $11.116 $12.132 $12.505 $14.445
 Number of Units Outstanding, End of Period                         -       -       0       0       0       0
-------------------------------------------------------------------------------------------------------------

                                                                      For the Year Ending December 31
Sub-Accounts                                                    2002    2003    2004    2005    2006    2007
-------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.119 $11.735 $13.575 $13.919 $15.901
 Accumulation Unit Value, End of Period                       $ 9.119 $11.735 $13.575 $13.919 $15.901 $15.300
 Number of Units Outstanding, End of Period                         0     402     386     395     395       0
-------------------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.379 $10.482 $11.022 $11.687 $11.809
 Accumulation Unit Value, End of Period                       $ 8.379 $10.482 $11.022 $11.687 $11.809 $13.567
 Number of Units Outstanding, End of Period                         0     238     238     237     237     237
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.021 $11.479 $12.023 $12.856 $13.425
 Accumulation Unit Value, End of Period                       $ 9.021 $11.479 $12.023 $12.856 $13.425 $14.771
 Number of Units Outstanding, End of Period                         0       0       0       0       0       0
-------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.972 $11.024 $11.454 $10.000 $10.785
 Accumulation Unit Value, End of Period                       $ 8.972 $11.024 $11.454 $11.889 $10.785 $11.452
 Number of Units Outstanding, End of Period                         0   1,048   1,023     997   1,213     500
-------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $10.807 $11.424 $12.484
 Accumulation Unit Value, End of Period                             -       - $10.807 $11.424 $12.484 $13.434
 Number of Units Outstanding, End of Period                         -       -       0       0       0       0
-------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.003 $11.913 $13.404 $14.700 $14.262
 Accumulation Unit Value, End of Period                       $ 9.003 $11.913 $13.404 $14.700 $14.262 $15.783
 Number of Units Outstanding, End of Period                         0       0       0       0       0       0
-------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.059 $11.764 $12.853 $13.208 $15.179
 Accumulation Unit Value, End of Period                       $ 9.059 $11.764 $12.853 $13.208 $15.179 $15.634
 Number of Units Outstanding, End of Period                         0     713     686     658     631       0
-------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.939 $10.833 $11.530 $13.009 $12.698
 Accumulation Unit Value, End of Period                       $ 8.939 $10.833 $11.530 $13.009 $12.698 $14.171
 Number of Units Outstanding, End of Period                         0       0       0       0       0       0
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $10.682 $10.840 $11.647
 Accumulation Unit Value, End of Period                             -       - $10.682 $10.840 $11.647 $11.751
 Number of Units Outstanding, End of Period                         -       -       0       0       0       0
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $11.226 $11.204 $13.014
 Accumulation Unit Value, End of Period                             -       - $11.226 $11.204 $13.014 $13.264
 Number of Units Outstanding, End of Period                         -       -       0       0       0       0
-------------------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       - $10.000 $11.319 $13.008
 Accumulation Unit Value, End of Period                             -       -       - $11.319 $13.008 $12.473
 Number of Units Outstanding, End of Period                         -       -       -       0       0       0
-------------------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $10.938 $11.878 $13.814
 Accumulation Unit Value, End of Period                             -       - $10.938 $11.878 $13.814 $14.041
 Number of Units Outstanding, End of Period                         -       -       0       0       0       0
-------------------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $11.504 $12.450 $14.854
 Accumulation Unit Value, End of Period                             -       - $11.504 $12.450 $14.854 $16.846
 Number of Units Outstanding, End of Period                         -       -       0       0       0       0
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.994 $11.255 $12.285 $12.700 $14.462
 Accumulation Unit Value, End of Period                       $ 8.994 $11.255 $12.285 $12.700 $14.462 $13.347
 Number of Units Outstanding, End of Period                         0   1,212   1,195   1,178   1,164       0
-------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.497 $10.729 $12.247 $13.499 $16.937
 Accumulation Unit Value, End of Period                       $ 8.497 $10.729 $12.247 $13.499 $16.937 $18.029
 Number of Units Outstanding, End of Period                         0       0       0       0       0       0
-------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.034 $11.811 $14.645 $15.399 $17.744
 Accumulation Unit Value, End of Period                       $ 8.034 $11.811 $14.645 $15.399 $17.744 $15.213
 Number of Units Outstanding, End of Period                         0       0       0       0       0       0
-------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.981 $11.021 $11.371 $11.807 $12.230
 Accumulation Unit Value, End of Period                       $ 8.981 $11.021 $11.371 $11.807 $12.230 $12.676
 Number of Units Outstanding, End of Period                         0       0       0       0       0       0
-------------------------------------------------------------------------------------------------------------



* Contracts with the Longevity Reward Rider with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
      FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
       WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE
           BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.69



                                                                For the Year Ending December 31
Sub-Accounts                                                    2000    2001     2002     2003
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.129 $  7.117 $  5.410
 Accumulation Unit Value, End of Period                       $10.129 $  7.117 $  5.410 $  6.699
 Number of Units Outstanding, End of Period                         0   25,339   27,103   28,266
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.496 $  9.772 $  7.869
 Accumulation Unit Value, End of Period                       $10.496 $  9.772 $  7.869 $  9.885
 Number of Units Outstanding, End of Period                         0   82,875   92,065  126,141
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.128 $  7.274 $  5.629
 Accumulation Unit Value, End of Period                       $10.128 $  7.274 $  5.629 $  6.790
 Number of Units Outstanding, End of Period                         0  139,672  149,747  114,285
------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.401 $  8.401 $  6.489
 Accumulation Unit Value, End of Period                       $10.401 $  8.401 $  6.489 $  8.225
 Number of Units Outstanding, End of Period                         0   40,707   53,867   27,866
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.869 $  7.431 $  5.780
 Accumulation Unit Value, End of Period                       $ 9.869 $  7.431 $  5.780 $  7.444
 Number of Units Outstanding, End of Period                         0   18,778    4,312    4,190
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.319 $  9.501 $  8.164
 Accumulation Unit Value, End of Period                       $10.319 $  9.501 $  8.164 $ 10.592
 Number of Units Outstanding, End of Period                         0   23,606   34,121   51,184
------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.542 $  6.209 $  5.663
 Accumulation Unit Value, End of Period                       $ 9.542 $  6.209 $  5.663 $  7.106
 Number of Units Outstanding, End of Period                         0    2,570    5,380    6,300
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.277 $ 10.326 $  9.368
 Accumulation Unit Value, End of Period                       $10.277 $ 10.326 $  9.368 $ 11.119
 Number of Units Outstanding, End of Period                         0       11   30,977   21,311
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.018 $ 10.780 $ 11.173
 Accumulation Unit Value, End of Period                       $10.018 $ 10.780 $ 11.173 $ 11.902
 Number of Units Outstanding, End of Period                         0   46,655   20,623   17,910
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.010 $ 10.489 $ 10.721
 Accumulation Unit Value, End of Period                       $10.010 $ 10.489 $ 10.721 $ 10.765
 Number of Units Outstanding, End of Period                         0    4,863   16,691    4,921
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.017 $ 10.222 $ 10.175
 Accumulation Unit Value, End of Period                       $10.017 $ 10.222 $ 10.175 $ 10.061
 Number of Units Outstanding, End of Period                         0   42,162   23,643   18,215
------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.978 $  8.601 $  6.549
 Accumulation Unit Value, End of Period                       $ 9.978 $  8.601 $  6.549 $  8.224
 Number of Units Outstanding, End of Period                         0   42,471   27,039   16,303
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.072 $  8.885 $  7.864
 Accumulation Unit Value, End of Period                       $10.072 $  8.885 $  7.864 $  9.752
 Number of Units Outstanding, End of Period                         0   67,992   60,627   47,003
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.139 $  7.394 $  5.602
 Accumulation Unit Value, End of Period                       $10.139 $  7.394 $  5.602 $  6.457
 Number of Units Outstanding, End of Period                         0   33,478   26,391   47,205
------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.538 $  8.760 $  7.838
 Accumulation Unit Value, End of Period                       $ 9.538 $  8.760 $  7.838 $ 11.524
 Number of Units Outstanding, End of Period                         0    6,110    5,442    5,563
------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.829 $  8.194 $  5.806
 Accumulation Unit Value, End of Period                       $ 9.829 $  8.194 $  5.806 $  7.125
 Number of Units Outstanding, End of Period                         0   27,025    9,582    8,958
------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.199 $  8.084 $  6.606
 Accumulation Unit Value, End of Period                       $10.199 $  8.084 $  6.606 $  8.267
 Number of Units Outstanding, End of Period                         0    3,255    3,203    1,719
------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -        - $ 10.000 $  7.304
 Accumulation Unit Value, End of Period                             -        - $  7.304 $ 10.171
 Number of Units Outstanding, End of Period                         -        -      160    1,909
------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.320 $  9.816 $  6.940
 Accumulation Unit Value, End of Period                       $10.320 $  9.816 $  6.940 $  9.646
 Number of Units Outstanding, End of Period                         0    5,227    7,785   12,229
------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.025 $ 10.815 $ 10.467
 Accumulation Unit Value, End of Period                       $10.025 $ 10.815 $ 10.467 $ 14.236
 Number of Units Outstanding, End of Period                         0    2,973    7,607   16,619
------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II

                                                                For the Year Ending December 31
Sub-Accounts                                                    2000    2001     2002     2003
------------------------------------------------------------------------------------------------
 Accumulation Unit Value, Beginning of Period                       -        -        -        -
 Accumulation Unit Value, End of Period                             -        -        -        -
 Number of Units Outstanding, End of Period                         -        -        -        -
------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -        - $ 10.000 $  8.043
 Accumulation Unit Value, End of Period                             -        - $  8.043 $ 10.348
 Number of Units Outstanding, End of Period                         -        -    6,510   19,932
------------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.838 $  6.619 $  4.390
 Accumulation Unit Value, End of Period                       $ 9.838 $  6.619 $  4.390 $  5.491
 Number of Units Outstanding, End of Period                         0   29,475   41,330   15,371
------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.895 $  7.456 $  5.540
 Accumulation Unit Value, End of Period                       $ 9.895 $  7.456 $  5.540 $  7.048
 Number of Units Outstanding, End of Period                         0    2,415    3,758    5,875
------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.159 $  8.724 $  5.976
 Accumulation Unit Value, End of Period                       $10.159 $  8.724 $  5.976 $  7.342
 Number of Units Outstanding, End of Period                         0   13,177    8,868    7,625
------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -        -        -        -
 Accumulation Unit Value, End of Period                             -        -        -        -
 Number of Units Outstanding, End of Period                         -        -        -        -
------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.927 $  7.444 $  5.245
 Accumulation Unit Value, End of Period                       $ 9.927 $  7.444 $  5.245 $  6.940
 Number of Units Outstanding, End of Period                         0    3,249    2,288    4,861
------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.359 $ 10.189 $  7.780
 Accumulation Unit Value, End of Period                       $10.359 $ 10.189 $  7.780 $ 10.101
 Number of Units Outstanding, End of Period                         0   24,208   35,560   40,357
------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.808 $  7.956 $  5.405
 Accumulation Unit Value, End of Period                       $ 9.808 $  7.956 $  5.405 $  6.549
 Number of Units Outstanding, End of Period                         0    4,364      294   19,631
------------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -        -        -        -
 Accumulation Unit Value, End of Period                             -        -        -        -
 Number of Units Outstanding, End of Period                         -        -        -        -
------------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -        -        -        -
 Accumulation Unit Value, End of Period                             -        -        -        -
 Number of Units Outstanding, End of Period                         -        -        -        -
------------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -        -        -        -
 Accumulation Unit Value, End of Period                             -        -        -        -
 Number of Units Outstanding, End of Period                         -        -        -        -
------------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -        -        -        -
 Accumulation Unit Value, End of Period                             -        -        -        -
 Number of Units Outstanding, End of Period                         -        -        -        -
------------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -        -        -        -
 Accumulation Unit Value, End of Period                             -        -        -        -
 Number of Units Outstanding, End of Period                         -        -        -        -
------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.230 $  9.400 $  7.480
 Accumulation Unit Value, End of Period                       $10.225 $  9.400 $  7.480 $  9.360
 Number of Units Outstanding, End of Period                         0    1,125    4,191    2,965
------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.316 $  8.043 $  6.504
 Accumulation Unit Value, End of Period                       $10.316 $  8.043 $  6.504 $  8.212
 Number of Units Outstanding, End of Period                         0    3,661    2,746    2,389
------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                       -        - $ 10.000 $  7.286
 Accumulation Unit Value, End of Period                             -        - $  7.286 $ 10.710
 Number of Units Outstanding, End of Period                         -        -    3,261    2,542
------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.820 $  7.540 $  5.443
 Accumulation Unit Value, End of Period                       $ 9.817 $  7.542 $  5.443 $  6.678
 Number of Units Outstanding, End of Period                         0    3,758    4,247   15,540
------------------------------------------------------------------------------------------------

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING
      FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
       WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE
           BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION

                           Mortality & Expense = 1.69



                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005    2006    2007
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.699 $ 7.417 $ 8.974 $ 9.507
 Accumulation Unit Value, End of Period                       $ 7.417 $ 8.974 $ 9.507 $11.173
 Number of Units Outstanding, End of Period                    26,075  25,801  25,208  23,141
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.885 $10.532 $10.925 $11.923
 Accumulation Unit Value, End of Period                       $10.532 $10.925 $11.923 $12.205
 Number of Units Outstanding, End of Period                    97,863  81,167  73,240  66,472
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.790 $ 7.413 $ 8.604 $ 8.806
 Accumulation Unit Value, End of Period                       $ 7.413 $ 8.604 $ 8.806 $10.339
 Number of Units Outstanding, End of Period                    86,778  61,508  44,228  45,750
---------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.225 $ 9.108 $ 9.724 $12.438
 Accumulation Unit Value, End of Period                       $ 9.108 $ 9.724 $12.438 $14.121
 Number of Units Outstanding, End of Period                    19,440  16,477  15,678  13,569
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.444 $ 8.229 $ 8.633 $10.053
 Accumulation Unit Value, End of Period                       $ 8.229 $ 8.633 $10.053 $11.561
 Number of Units Outstanding, End of Period                     3,085     747     737     707
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.592 $11.957 $12.491 $14.962
 Accumulation Unit Value, End of Period                       $11.957 $12.491 $14.962 $15.727
 Number of Units Outstanding, End of Period                    48,062  39,468  38,836  43,019
---------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.106 $ 7.666 $ 7.695 $ 8.261
 Accumulation Unit Value, End of Period                       $ 7.666 $ 7.695 $ 8.261 $ 8.453
 Number of Units Outstanding, End of Period                     4,535   5,392   3,671   3,741
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $11.119 $12.119 $12.733 $14.285
 Accumulation Unit Value, End of Period                       $12.119 $12.733 $14.285 $14.480
 Number of Units Outstanding, End of Period                    18,924  10,961  10,201   8,086
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $11.902 $12.302 $12.486 $12.963
 Accumulation Unit Value, End of Period                       $12.302 $12.486 $12.963 $13.494
 Number of Units Outstanding, End of Period                    16,913   8,392   6,825   8,094
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.765 $10.725 $10.732 $10.993
 Accumulation Unit Value, End of Period                       $10.725 $10.732 $10.993 $11.115
 Number of Units Outstanding, End of Period                     1,129   1,218   1,193     773
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.061 $ 9.968 $10.065 $10.343
 Accumulation Unit Value, End of Period                       $ 9.968 $10.065 $10.343 $10.660
 Number of Units Outstanding, End of Period                     7,858  11,203  11,387  11,278
---------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.224 $ 8.934 $ 9.183 $10.424
 Accumulation Unit Value, End of Period                       $ 8.934 $ 9.183 $10.424 $10.774
 Number of Units Outstanding, End of Period                    12,033  10,921   3,029   2,119
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.752 $10.572 $11.250 $12.710
 Accumulation Unit Value, End of Period                       $10.572 $11.250 $12.710 $13.561
 Number of Units Outstanding, End of Period                    37,597  25,324  11,762  10,523
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.457 $ 7.653 $ 8.617 $10.184
 Accumulation Unit Value, End of Period                       $ 7.653 $ 8.617 $10.184 $12.037
 Number of Units Outstanding, End of Period                    37,897  36,090  31,227  30,951
---------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $11.524 $13.936 $18.324 $24.685
 Accumulation Unit Value, End of Period                       $13.936 $18.324 $24.685 $34.053
 Number of Units Outstanding, End of Period                     4,008   4,745   8,155   7,690
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 7.125 $ 7.542 $ 8.573 $ 8.767
 Accumulation Unit Value, End of Period                       $ 7.542 $ 8.573 $ 8.767 $10.497
 Number of Units Outstanding, End of Period                     6,500   7,861   9,235   8,522
---------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 8.267 $ 9.533 $10.401 $12.785
 Accumulation Unit Value, End of Period                       $ 9.533 $10.401 $12.785 $14.389
 Number of Units Outstanding, End of Period                     2,270   2,243   3,266   3,269
---------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.171 $12.149 $14.030 $15.060
 Accumulation Unit Value, End of Period                       $12.149 $14.030 $15.060 $18.144

                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005    2006    2007
---------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                     7,342  14,689   3,722   4,198
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 9.646 $10.858 $11.979 $14.202
 Accumulation Unit Value, End of Period                       $10.858 $11.979 $14.202 $15.043
 Number of Units Outstanding, End of Period                    12,204  18,421  17,977  19,441
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $14.236 $19.073 $21.931 $29.739
 Accumulation Unit Value, End of Period                       $19.073 $21.931 $29.739 $24.222
 Number of Units Outstanding, End of Period                    12,940  14,111  12,811  11,837
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.115 $12.130 $12.502
 Accumulation Unit Value, End of Period                       $11.115 $12.130 $12.502 $14.440
 Number of Units Outstanding, End of Period                         0       0     194       0
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.348 $11.970 $12.272 $14.018
 Accumulation Unit Value, End of Period                       $11.970 $12.272 $14.018 $13.486
 Number of Units Outstanding, End of Period                    19,541  26,871  27,948  28,321
---------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 5.491 $ 5.773 $ 6.121 $ 6.184
 Accumulation Unit Value, End of Period                       $ 5.773 $ 6.121 $ 6.184 $ 7.104
 Number of Units Outstanding, End of Period                    12,790  12,098  11,668   9,893
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 7.048 $ 7.382 $ 7.892 $ 8.240
 Accumulation Unit Value, End of Period                       $ 7.382 $ 7.892 $ 8.240 $ 9.066
 Number of Units Outstanding, End of Period                     2,400   4,735   6,468   4,307
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $10.785
 Accumulation Unit Value, End of Period                             -       - $10.785 $11.450
 Number of Units Outstanding, End of Period                         -       -   4,202   3,757
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.806 $11.422 $12.481
 Accumulation Unit Value, End of Period                       $10.806 $11.422 $12.481 $13.429
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 6.940 $ 7.807 $ 8.562 $ 8.306
 Accumulation Unit Value, End of Period                       $ 7.807 $ 8.562 $ 8.306 $ 9.191
 Number of Units Outstanding, End of Period                     2,297   2,143     268     279
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.101 $11.036 $11.339 $13.030
 Accumulation Unit Value, End of Period                       $11.036 $11.339 $13.030 $13.419
 Number of Units Outstanding, End of Period                    16,427  10,124   8,856  10,400
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 6.549 $ 6.970 $ 7.863 $ 7.674
 Accumulation Unit Value, End of Period                       $ 6.970 $ 7.863 $ 7.674 $ 8.564
 Number of Units Outstanding, End of Period                       310     300   2,596   1,759
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.681 $10.838 $11.644
 Accumulation Unit Value, End of Period                       $10.681 $10.838 $11.644 $11.746
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.225 $11.203 $13.013
 Accumulation Unit Value, End of Period                       $11.225 $11.203 $13.012 $13.261
 Number of Units Outstanding, End of Period                       506   2,906  15,516  15,848
---------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       - $10.000 $11.318 $13.006
 Accumulation Unit Value, End of Period                             - $11.318 $13.006 $12.470
 Number of Units Outstanding, End of Period                         -       0  15,142  15,239
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.937 $11.877 $13.810
 Accumulation Unit Value, End of Period                       $10.937 $11.877 $13.812 $14.036
 Number of Units Outstanding, End of Period                       144     940     939   2,310
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.504 $12.449 $14.850
 Accumulation Unit Value, End of Period                       $11.504 $12.449 $14.851 $16.840
 Number of Units Outstanding, End of Period                       141   3,600   4,436   4,517
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 9.360 $10.215 $10.559 $12.023
 Accumulation Unit Value, End of Period                       $10.215 $10.559 $12.023 $11.095
 Number of Units Outstanding, End of Period                     2,684   2,427   2,957   3,835
---------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 8.212 $ 9.372 $10.330 $12.960
 Accumulation Unit Value, End of Period                       $ 9.372 $10.330 $12.960 $13.793
 Number of Units Outstanding, End of Period                     1,402   1,569   1,540     949
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                 $10.710 $13.278 $13.961 $16.085
 Accumulation Unit Value, End of Period                       $13.278 $13.961 $16.085 $13.789
 Number of Units Outstanding, End of Period                       276     276       0       0
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 6.678 $ 6.889 $ 7.153 $ 7.408
 Accumulation Unit Value, End of Period                       $ 6.889 $ 7.153 $ 7.408 $ 7.678
 Number of Units Outstanding, End of Period                     2,945   2,948   1,645   1,652
---------------------------------------------------------------------------------------------



* Contracts with the Enhanced Earnings Death Benefit Option and the Performance Benefit Combination or the Death Benefit Combination Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.69% and an administrative expense charge of 0.10%.

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
     WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH THE INCOME BENEFIT
                              COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                              For the Year Ending December 31
Sub-Accounts                                                    2000    2001    2002    2003
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.129 $ 7.250 $ 5.404
 Accumulation Unit Value, End of Period                       $10.129 $ 7.250 $ 5.404 $ 6.687
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.495 $ 9.765 $ 7.859
 Accumulation Unit Value, End of Period                       $10.495 $ 9.765 $ 7.859 $ 9.867
 Number of Units Outstanding, End of Period                         0   3,793   5,739   6,873
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.128 $ 7.270 $ 5.622
 Accumulation Unit Value, End of Period                       $10.128 $ 7.270 $ 5.622 $ 6.778
 Number of Units Outstanding, End of Period                         0   5,498   9,016   9,013
---------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.400 $ 8.396 $ 6.481
 Accumulation Unit Value, End of Period                       $10.400 $ 8.396 $ 6.481 $ 8.210
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.868 $ 8.018 $ 5.773
 Accumulation Unit Value, End of Period                       $ 9.868 $ 8.018 $ 5.773 $ 7.431
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.319 $ 9.495 $ 8.155
 Accumulation Unit Value, End of Period                       $10.319 $ 9.495 $ 8.155 $10.573
 Number of Units Outstanding, End of Period                         0   3,784   6,045   6,044
---------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.541 $ 6.205 $ 5.656
 Accumulation Unit Value, End of Period                       $ 9.541 $ 6.205 $ 5.656 $ 7.093
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.277 $10.498 $ 9.356
 Accumulation Unit Value, End of Period                       $10.277 $10.498 $ 9.356 $11.099
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.017 $10.774 $11.159
 Accumulation Unit Value, End of Period                       $10.017 $10.774 $11.159 $11.880
 Number of Units Outstanding, End of Period                         0     506     504     503
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.010 $10.313 $10.708
 Accumulation Unit Value, End of Period                       $10.010 $10.313 $10.708 $10.746
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.016 $10.215 $10.162
 Accumulation Unit Value, End of Period                       $10.016 $10.215 $10.162 $10.043
 Number of Units Outstanding, End of Period                         0  14,901       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.978 $10.313 $ 6.541
 Accumulation Unit Value, End of Period                       $ 9.978 $10.313 $ 6.541 $ 8.209
 Number of Units Outstanding, End of Period                         0       0   6,883   9,787
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.071 $ 8.879 $ 7.854
 Accumulation Unit Value, End of Period                       $10.071 $ 8.879 $ 7.854 $ 9.734
 Number of Units Outstanding, End of Period                         0   4,132   6,639   6,638
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.139 $ 7.390 $ 5.595
 Accumulation Unit Value, End of Period                       $10.139 $ 7.390 $ 5.595 $ 6.445
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.537 $ 8.307 $ 7.829
 Accumulation Unit Value, End of Period                       $ 9.537 $ 8.307 $ 7.829 $11.503
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.828 $ 8.231 $ 5.799
 Accumulation Unit Value, End of Period                       $ 9.828 $ 8.231 $ 5.799 $ 7.112
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.198 $ 8.702 $ 6.597
 Accumulation Unit Value, End of Period                       $10.198 $ 8.702 $ 6.597 $ 8.252
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 7.301
 Accumulation Unit Value, End of Period                             -       - $ 7.301 $10.161
 Number of Units Outstanding, End of Period                         -       -       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.319 $ 9.935 $ 6.931
 Accumulation Unit Value, End of Period                       $10.319 $ 9.935 $ 6.931 $ 9.629
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.025 $11.164 $10.454
 Accumulation Unit Value, End of Period                       $10.025 $11.164 $10.454 $14.210
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -

                                                              For the Year Ending December 31
Sub-Accounts                                                    2000    2001    2002    2003
---------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 8.039
 Accumulation Unit Value, End of Period                             -       - $ 8.039 $10.338
 Number of Units Outstanding, End of Period                         -       -       0   1,579
---------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.838 $ 6.976 $ 4.384
 Accumulation Unit Value, End of Period                       $ 9.838 $ 6.976 $ 4.384 $ 5.481
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.895 $ 7.586 $ 5.533
 Accumulation Unit Value, End of Period                       $ 9.895 $ 7.586 $ 5.533 $ 7.035
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.158 $ 8.967 $ 5.968
 Accumulation Unit Value, End of Period                       $10.158 $ 8.967 $ 5.968 $ 7.329
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.927 $ 7.626 $ 5.239
 Accumulation Unit Value, End of Period                       $ 9.927 $ 7.626 $ 5.239 $ 6.927
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.358 $10.183 $ 7.770
 Accumulation Unit Value, End of Period                       $10.358 $10.183 $ 7.770 $10.083
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.807 $ 8.093 $ 5.398
 Accumulation Unit Value, End of Period                       $ 9.807 $ 8.093 $ 5.398 $ 6.537
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.225 $ 9.840 $ 7.471
 Accumulation Unit Value, End of Period                       $10.225 $ 9.840 $ 7.471 $ 9.343
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.160 $ 8.510 $ 6.496
 Accumulation Unit Value, End of Period                       $10.160 $ 8.510 $ 6.496 $ 8.197
 Number of Units Outstanding, End of Period                         0       0       0   2,272
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 7.283
 Accumulation Unit Value, End of Period                             -       - $ 7.283 $10.700
 Number of Units Outstanding, End of Period                         -       -       0       0
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.817 $ 7.972 $ 5.436
 Accumulation Unit Value, End of Period                       $ 9.817 $ 7.972 $ 5.436 $ 6.666
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
     WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION WITH THE INCOME BENEFIT
                              COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005    2006    2007
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.687 $ 7.399 $ 8.947 $ 9.472
 Accumulation Unit Value, End of Period                       $ 7.399 $ 8.947 $ 9.472 $11.126
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.867 $10.506 $10.892 $11.880
 Accumulation Unit Value, End of Period                       $10.506 $10.892 $11.880 $12.153
 Number of Units Outstanding, End of Period                     1,133       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.778 $ 7.395 $ 8.578 $ 8.774
 Accumulation Unit Value, End of Period                       $ 7.395 $ 8.578 $ 8.774 $10.295
 Number of Units Outstanding, End of Period                       788     786       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.210 $ 9.086 $ 9.695 $12.393
 Accumulation Unit Value, End of Period                       $ 9.086 $ 9.695 $12.393 $14.062
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.431 $ 8.209 $ 8.607 $10.017
 Accumulation Unit Value, End of Period                       $ 8.209 $ 8.607 $10.017 $11.513
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.573 $11.929 $12.453 $14.908
 Accumulation Unit Value, End of Period                       $11.929 $12.453 $14.908 $15.661
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.093 $ 7.648 $ 7.672 $ 8.232
 Accumulation Unit Value, End of Period                       $ 7.648 $ 7.672 $ 8.232 $ 8.417
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $11.099 $12.090 $12.695 $14.234
 Accumulation Unit Value, End of Period                       $12.090 $12.695 $14.234 $14.419
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $11.880 $12.272 $12.448 $12.917
 Accumulation Unit Value, End of Period                       $12.272 $12.448 $12.917 $13.438
 Number of Units Outstanding, End of Period                       502     500       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.746 $10.699 $10.699 $10.953
 Accumulation Unit Value, End of Period                       $10.699 $10.699 $10.953 $11.068
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.043 $ 9.944 $10.035 $10.306
 Accumulation Unit Value, End of Period                       $ 9.944 $10.035 $10.306 $10.615
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.209 $ 8.912 $ 9.155 $10.386
 Accumulation Unit Value, End of Period                       $ 8.912 $ 9.155 $10.386 $10.728
 Number of Units Outstanding, End of Period                     2,903       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.734 $10.547 $11.216 $12.664
 Accumulation Unit Value, End of Period                       $10.547 $11.216 $12.664 $13.504
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.445 $ 7.635 $ 8.591 $10.147
 Accumulation Unit Value, End of Period                       $ 7.635 $ 8.591 $10.147 $11.986
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $11.503 $13.902 $18.269 $24.596
 Accumulation Unit Value, End of Period                       $13.902 $18.269 $24.596 $33.910
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 7.112 $ 7.524 $ 8.547 $ 8.735
 Accumulation Unit Value, End of Period                       $ 7.524 $ 8.547 $ 8.735 $10.453
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 8.252 $ 9.510 $10.369 $12.738
 Accumulation Unit Value, End of Period                       $ 9.510 $10.369 $12.738 $14.328
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.161 $12.129 $14.000 $15.018
 Accumulation Unit Value, End of Period                       $12.129 $14.000 $15.018 $18.083
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 9.629 $10.832 $11.943 $14.151
 Accumulation Unit Value, End of Period                       $10.832 $11.943 $14.151 $14.980
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $14.210 $19.027 $21.865 $29.632
 Accumulation Unit Value, End of Period                       $19.027 $21.865 $29.632 $24.120
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.110 $12.118 $12.482
 Accumulation Unit Value, End of Period                       $11.110 $12.118 $12.482 $14.408

                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005    2006    2007
---------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.338 $11.951 $12.245 $13.978
 Accumulation Unit Value, End of Period                       $11.951 $12.245 $13.978 $13.440
 Number of Units Outstanding, End of Period                     1,578       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 5.481 $ 5.759 $ 6.102 $ 6.162
 Accumulation Unit Value, End of Period                       $ 5.759 $ 6.102 $ 6.162 $ 7.074
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 7.035 $ 7.364 $ 7.868 $ 8.211
 Accumulation Unit Value, End of Period                       $ 7.364 $ 7.868 $ 8.211 $ 9.028
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $10.780
 Accumulation Unit Value, End of Period                             -       - $10.780 $11.438
 Number of Units Outstanding, End of Period                         -       -       0       0
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.802 $11.410 $12.461
 Accumulation Unit Value, End of Period                       $10.802 $11.410 $12.461 $13.399
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 6.927 $ 7.788 $ 8.536 $ 8.276
 Accumulation Unit Value, End of Period                       $ 7.788 $ 8.536 $ 8.276 $ 9.152
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.083 $11.009 $11.304 $12.983
 Accumulation Unit Value, End of Period                       $11.009 $11.304 $12.983 $13.363
 Number of Units Outstanding, End of Period                                 0       0       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 6.537 $ 6.953 $ 7.839 $ 7.647
 Accumulation Unit Value, End of Period                       $ 6.953 $ 7.839 $ 7.647 $ 8.527
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.677 $10.827 $11.625
 Accumulation Unit Value, End of Period                       $10.677 $10.827 $11.625 $11.720
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.220 $11.191 $12.990
 Accumulation Unit Value, End of Period                       $11.220 $11.191 $12.990 $13.230
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       - $10.000 $11.314 $12.993
 Accumulation Unit Value, End of Period                             - $11.314 $12.993 $12.450
 Number of Units Outstanding, End of Period                         -   2,383   2,715       0
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.932 $11.864 $13.788
 Accumulation Unit Value, End of Period                       $10.932 $11.864 $13.788 $14.005
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.499 $12.435 $14.826
 Accumulation Unit Value, End of Period                       $11.499 $12.435 $14.826 $16.802
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 9.343 $10.190 $10.527 $11.979
 Accumulation Unit Value, End of Period                       $10.190 $10.527 $11.979 $11.048
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 8.197 $ 9.350 $10.298 $12.913
 Accumulation Unit Value, End of Period                       $ 9.350 $10.298 $12.913 $13.735
 Number of Units Outstanding, End of Period                     2,271       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                 $10.700 $13.257 $13.930 $16.041
 Accumulation Unit Value, End of Period                       $13.257 $13.930 $16.041 $13.742
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 6.666 $ 6.873 $ 7.131 $ 7.381
 Accumulation Unit Value, End of Period                       $ 6.873 $ 7.131 $ 7.381 $ 7.645
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------



* Contracts with the Enhanced Earnings Death Benefit Option and the Income Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
             WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                For the Year Ending December 31
Sub-Accounts                                                    2000    2001     2002     2003
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.210 $  6.465 $  4.912
 Accumulation Unit Value, End of Period                       $ 9.210 $  6.465 $  4.912 $  6.079
 Number of Units Outstanding, End of Period                     2,135   21,622   30,043   32,007
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.420 $  9.696 $  7.803
 Accumulation Unit Value, End of Period                       $10.420 $  9.696 $  7.803 $  9.797
 Number of Units Outstanding, End of Period                    17,411  162,997  228,110  293,361
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.270 $  6.653 $  5.146
 Accumulation Unit Value, End of Period                       $ 9.270 $  6.653 $  5.146 $  6.203
 Number of Units Outstanding, End of Period                    44,843  275,064  364,305  420,656
------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.333 $  8.337 $  6.436
 Accumulation Unit Value, End of Period                       $10.333 $  8.337 $  6.436 $  8.152
 Number of Units Outstanding, End of Period                     8,533   69,755   93,851  113,318
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.050 $  6.810 $  5.293
 Accumulation Unit Value, End of Period                       $ 9.050 $  6.810 $  5.293 $  6.813
 Number of Units Outstanding, End of Period                         0    7,009   10,650   19,978
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.280 $  9.460 $  8.124
 Accumulation Unit Value, End of Period                       $10.280 $  9.460 $  8.124 $ 10.533
 Number of Units Outstanding, End of Period                     5,147   37,562   64,609   93,369
------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $  8.360 $  5.434 $  4.954
 Accumulation Unit Value, End of Period                       $ 8.360 $  5.434 $  4.954 $  6.211
 Number of Units Outstanding, End of Period                     3,234   18,175   14,611   29,408
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.063 $  9.247 $  9.123
 Accumulation Unit Value, End of Period                       $10.063 $  9.247 $  9.123 $ 10.823
 Number of Units Outstanding, End of Period                         0    6,190    8,977   18,815
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.400 $ 11.183 $ 11.583
 Accumulation Unit Value, End of Period                       $10.400 $ 11.183 $ 11.583 $ 12.331
 Number of Units Outstanding, End of Period                     6,003   39,929   65,507   85,873
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.088 $ 10.566 $ 10.793
 Accumulation Unit Value, End of Period                       $10.088 $ 10.566 $ 10.793 $ 10.832
 Number of Units Outstanding, End of Period                         0      565   36,300   63,057
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.070 $ 10.266 $ 10.213
 Accumulation Unit Value, End of Period                       $10.070 $ 10.266 $ 10.213 $ 10.092
 Number of Units Outstanding, End of Period                     4,189   34,948  144,203   53,703
------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.210 $  7.933 $  6.037
 Accumulation Unit Value, End of Period                       $ 9.210 $  7.933 $  6.037 $  7.577
 Number of Units Outstanding, End of Period                    19,728   62,351   94,444  144,901
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.573 $  8.440 $  7.466
 Accumulation Unit Value, End of Period                       $ 9.573 $  8.440 $  7.466 $  9.252
 Number of Units Outstanding, End of Period                       314   64,590  279,760  298,815
------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.021 $  7.303 $  5.529
 Accumulation Unit Value, End of Period                       $10.021 $  7.303 $  5.529 $  6.370
 Number of Units Outstanding, End of Period                     1,268   57,623   67,816   66,227
------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $  8.387 $  7.697 $  6.884
 Accumulation Unit Value, End of Period                       $ 8.387 $  7.697 $  6.884 $ 10.114
 Number of Units Outstanding, End of Period                         0      391    3,280    3,756
------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $  8.584 $  7.151 $  5.064
 Accumulation Unit Value, End of Period                       $ 8.584 $  7.151 $  5.064 $  6.210
 Number of Units Outstanding, End of Period                       721   16,825   24,796   38,524
------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.836 $  7.791 $  6.362
 Accumulation Unit Value, End of Period                       $ 9.836 $  7.791 $  6.362 $  7.958
 Number of Units Outstanding, End of Period                         0      516    1,624    2,830
------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -        - $ 10.000 $  7.301
 Accumulation Unit Value, End of Period                             -        - $  7.301 $ 10.161
 Number of Units Outstanding, End of Period                         -        -   13,040   22,868
------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $  9.832 $  9.346 $  6.604
 Accumulation Unit Value, End of Period                       $ 9.832 $  9.346 $  6.604 $  9.173
 Number of Units Outstanding, End of Period                         0   16,142   30,234   47,180
------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 10.747 $ 11.586 $ 11.207
 Accumulation Unit Value, End of Period                       $10.747 $ 11.586 $ 11.207 $ 15.233
 Number of Units Outstanding, End of Period                         0    2,387   13,890   20,305
------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                       -        -        -        -
 Accumulation Unit Value, End of Period                             -        -        -        -
 Number of Units Outstanding, End of Period                         -        -        -        -
------------------------------------------------------------------------------------------------

                                                              For the Year Ending December 31
Sub-Accounts                                                    2000    2001    2002    2003
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 8.039
 Accumulation Unit Value, End of Period                             -       - $ 8.039 $10.338
 Number of Units Outstanding, End of Period                         -       -  17,868  55,677
---------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.110 $ 5.453 $ 3.614
 Accumulation Unit Value, End of Period                       $ 8.110 $ 5.453 $ 3.614 $ 4.518
 Number of Units Outstanding, End of Period                     6,591  72,989  78,885  93,400
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.233 $ 6.201 $ 4.605
 Accumulation Unit Value, End of Period                       $ 8.233 $ 6.201 $ 4.605 $ 5.855
 Number of Units Outstanding, End of Period                         0   6,247  12,799  19,664
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.406 $ 8.072 $ 5.526
 Accumulation Unit Value, End of Period                       $ 9.406 $ 8.072 $ 5.526 $ 6.785
 Number of Units Outstanding, End of Period                         0   2,372   6,588   8,143
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.858 $ 6.637 $ 4.674
 Accumulation Unit Value, End of Period                       $ 8.858 $ 6.637 $ 4.674 $ 6.181
 Number of Units Outstanding, End of Period                         0   6,281   1,597   5,809
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.940 $ 9.770 $ 7.456
 Accumulation Unit Value, End of Period                       $ 9.940 $ 9.770 $ 7.456 $ 9.675
 Number of Units Outstanding, End of Period                         0  33,844  55,529  68,144
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 8.830 $ 7.162 $ 4.862
 Accumulation Unit Value, End of Period                       $ 8.830 $ 7.162 $ 4.862 $ 5.888
 Number of Units Outstanding, End of Period                       661   3,489   9,508   9,233
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.072 $ 9.253 $ 7.359
 Accumulation Unit Value, End of Period                       $10.072 $ 9.253 $ 7.359 $ 9.202
 Number of Units Outstanding, End of Period                         0   1,873   8,929  11,895
---------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.940 $ 7.745 $ 6.260
 Accumulation Unit Value, End of Period                       $ 9.940 $ 7.745 $ 6.260 $ 7.898
 Number of Units Outstanding, End of Period                         0   6,602  17,401  16,442
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 7.283
 Accumulation Unit Value, End of Period                             -       - $ 7.283 $10.700
 Number of Units Outstanding, End of Period                         -       -   2,826   2,713
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 7.659 $ 6.699 $ 4.831
 Accumulation Unit Value, End of Period                       $ 7.659 $ 6.699 $ 4.831 $ 5.924
 Number of Units Outstanding, End of Period                         0   3,663   6,287   6,437
---------------------------------------------------------------------------------------------

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
             WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.75



                                                                For the Year Ending December 31
Sub-Accounts                                                    2004     2005     2006     2007
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  6.079 $  6.726 $  8.133 $  8.611
 Accumulation Unit Value, End of Period                       $  6.726 $  8.133 $  8.611 $ 10.114
 Number of Units Outstanding, End of Period                     28,468   27,456   30,853   22,855
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  9.797 $ 10.431 $ 10.815 $ 11.795
 Accumulation Unit Value, End of Period                       $ 10.431 $ 10.815 $ 11.795 $ 12.067
 Number of Units Outstanding, End of Period                    227,838  158,922  109,240   87,041
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  6.203 $  6.768 $  7.851 $  8.030
 Accumulation Unit Value, End of Period                       $  6.768 $  7.851 $  8.030 $  9.422
 Number of Units Outstanding, End of Period                    310,095  216,204  178,335  130,938
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  8.152 $  9.022 $  9.627 $ 12.306
 Accumulation Unit Value, End of Period                       $  9.022 $  9.627 $ 12.306 $ 13.963
 Number of Units Outstanding, End of Period                     85,785   62,937   50,633   25,894
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  6.813 $  7.527 $  7.892 $  9.185
 Accumulation Unit Value, End of Period                       $  7.527 $  7.892 $  9.185 $ 10.556
 Number of Units Outstanding, End of Period                     19,644   16,720   16,086   11,447
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.533 $ 11.884 $ 12.406 $ 14.852
 Accumulation Unit Value, End of Period                       $ 11.884 $ 12.406 $ 14.852 $ 15.602
 Number of Units Outstanding, End of Period                    102,733   77,443   44,403   35,714
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  6.211 $  6.698 $  6.719 $  7.209
 Accumulation Unit Value, End of Period                       $  6.698 $  6.719 $  7.209 $  7.371
 Number of Units Outstanding, End of Period                     23,913   14,287    7,578    4,922
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.823 $ 11.789 $ 12.379 $ 13.879
 Accumulation Unit Value, End of Period                       $ 11.789 $ 12.379 $ 13.879 $ 14.060
 Number of Units Outstanding, End of Period                     14,185    8,697    5,167    3,525
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 12.331 $ 12.738 $ 12.921 $ 13.407
 Accumulation Unit Value, End of Period                       $ 12.738 $ 12.921 $ 13.407 $ 13.948
 Number of Units Outstanding, End of Period                     78,891   66,178   46,127   33,898
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.832 $ 10.784 $ 10.785 $ 11.041
 Accumulation Unit Value, End of Period                       $ 10.784 $ 10.785 $ 11.041 $ 11.157
 Number of Units Outstanding, End of Period                     42,187   30,808   21,857   18,737
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 10.092 $  9.993 $ 10.084 $ 10.357
 Accumulation Unit Value, End of Period                       $  9.993 $ 10.084 $ 10.357 $ 10.667
 Number of Units Outstanding, End of Period                     39,662   25,479   17,287   10,558
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  7.577 $  8.226 $  8.450 $  9.586
 Accumulation Unit Value, End of Period                       $  8.226 $  8.450 $  9.586 $  9.902
 Number of Units Outstanding, End of Period                    122,419   99,695   70,161   62,388
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  9.252 $ 10.025 $ 10.661 $ 12.037
 Accumulation Unit Value, End of Period                       $ 10.025 $ 10.661 $ 12.037 $ 12.836
 Number of Units Outstanding, End of Period                    182,549  145,729   61,412   47,835
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $  6.370 $  7.545 $  8.489 $ 10.028
 Accumulation Unit Value, End of Period                       $  7.545 $  8.489 $ 10.028 $ 11.845
 Number of Units Outstanding, End of Period                     49,683   43,122   26,562   18,111
-------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 10.114 $ 12.224 $ 16.063 $ 21.627
 Accumulation Unit Value, End of Period                       $ 12.224 $ 16.063 $ 21.627 $ 29.816
 Number of Units Outstanding, End of Period                      7,978    7,332    7,347    5,908
-------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $  6.210 $  6.571 $  7.464 $  7.628
 Accumulation Unit Value, End of Period                       $  6.571 $  7.464 $  7.628 $  9.128
 Number of Units Outstanding, End of Period                     37,045   24,528   21,248   17,110
-------------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $  7.958 $  9.171 $ 10.000 $ 12.285
 Accumulation Unit Value, End of Period                       $  9.171 $ 10.000 $ 12.285 $ 13.817
 Number of Units Outstanding, End of Period                      5,834    7,252   10,031    8,078
-------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 10.161 $ 12.129 $ 14.000 $ 15.018
 Accumulation Unit Value, End of Period                       $ 12.129 $ 14.000 $ 15.018 $ 18.083
 Number of Units Outstanding, End of Period                     18,936   16,914    9,167    6,969
-------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $  9.173 $ 10.319 $ 11.378 $ 13.482
 Accumulation Unit Value, End of Period                       $ 10.319 $ 11.378 $ 13.482 $ 14.272
 Number of Units Outstanding, End of Period                     50,117   39,026   28,814   15,630
-------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 15.233 $ 20.397 $ 23.438 $ 31.765
 Accumulation Unit Value, End of Period                       $ 20.397 $ 23.438 $ 31.765 $ 25.856
 Number of Units Outstanding, End of Period                     15,512   12,929   10,906    7,275
-------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                 $ 10.000 $ 11.110 $ 12.121 $ 12.485
 Accumulation Unit Value, End of Period                       $ 11.110 $ 12.121 $ 12.485 $ 14.412
 Number of Units Outstanding, End of Period                        411      409      411      384
-------------------------------------------------------------------------------------------------

                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005    2006    2007
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.338 $11.951 $12.245 $13.978
 Accumulation Unit Value, End of Period                       $11.951 $12.245 $13.978 $13.440
 Number of Units Outstanding, End of Period                    71,853  61,998  43,977  25,584
---------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 4.518 $ 4.747 $ 5.030 $ 5.079
 Accumulation Unit Value, End of Period                       $ 4.747 $ 5.030 $ 5.079 $ 5.832
 Number of Units Outstanding, End of Period                    63,359  57,840  44,530  40,186
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 5.855 $ 6.128 $ 6.548 $ 6.833
 Accumulation Unit Value, End of Period                       $ 6.128 $ 6.548 $ 6.833 $ 7.513
 Number of Units Outstanding, End of Period                    25,056  22,843  22,062  13,008
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $10.780
 Accumulation Unit Value, End of Period                             -       - $10.780 $11.438
 Number of Units Outstanding, End of Period                         -       -   5,895   3,680
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.802 $11.413 $12.464
 Accumulation Unit Value, End of Period                       $10.802 $11.413 $12.464 $13.402
 Number of Units Outstanding, End of Period                         0       4     471     608
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 6.181 $ 6.949 $ 7.616 $ 7.384
 Accumulation Unit Value, End of Period                       $ 6.949 $ 7.616 $ 7.384 $ 8.165
 Number of Units Outstanding, End of Period                    16,717  10,669   5,694   3,315
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 9.675 $10.563 $10.847 $12.457
 Accumulation Unit Value, End of Period                       $10.563 $10.847 $12.457 $12.822
 Number of Units Outstanding, End of Period                    50,289  42,214  27,676  19,625
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 5.888 $ 6.263 $ 7.061 $ 6.887
 Accumulation Unit Value, End of Period                       $ 6.263 $ 7.061 $ 6.887 $ 7.681
 Number of Units Outstanding, End of Period                     9,211   5,939   7,309   7,914
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.677 $10.828 $11.626
 Accumulation Unit Value, End of Period                       $10.677 $10.828 $11.626 $11.721
 Number of Units Outstanding, End of Period                         0   2,474       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.220 $11.191 $12.991
 Accumulation Unit Value, End of Period                       $11.220 $11.191 $12.991 $13.230
 Number of Units Outstanding, End of Period                         0   3,301   8,186  10,360
---------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       - $10.000 $11.314 $12.993
 Accumulation Unit Value, End of Period                             - $11.314 $12.993 $12.450
 Number of Units Outstanding, End of Period                         -     789   4,583   3,747
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.932 $11.865 $13.789
 Accumulation Unit Value, End of Period                       $10.932 $11.865 $13.789 $14.006
 Number of Units Outstanding, End of Period                         0   4,867  10,351   7,625
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.499 $12.437 $14.828
 Accumulation Unit Value, End of Period                       $11.499 $12.437 $14.828 $16.804
 Number of Units Outstanding, End of Period                         0   6,840   4,288   1,254
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 9.202 $10.037 $10.369 $11.799
 Accumulation Unit Value, End of Period                       $10.037 $10.369 $11.799 $10.882
 Number of Units Outstanding, End of Period                     9,242   7,277   5,607   4,083
---------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 7.898 $ 9.009 $ 9.923 $12.442
 Accumulation Unit Value, End of Period                       $ 9.009 $ 9.923 $12.442 $13.235
 Number of Units Outstanding, End of Period                    16,766  14,612  21,948  11,301
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                 $10.700 $13.257 $13.930 $16.041
 Accumulation Unit Value, End of Period                       $13.257 $13.930 $16.041 $13.742
 Number of Units Outstanding, End of Period                     1,717   1,548     549     547
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 5.924 $ 6.108 $ 6.338 $ 6.560
 Accumulation Unit Value, End of Period                       $ 6.108 $ 6.338 $ 6.560 $ 6.795
 Number of Units Outstanding, End of Period                     4,767   5,483   1,787     657
---------------------------------------------------------------------------------------------



* Contracts with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
     WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION
                AND INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.88



                                                              For the Year Ending December 31
Sub-Accounts                                                    2000    2001    2002    2003
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.129 $ 7.244 $ 5.390
 Accumulation Unit Value, End of Period                       $10.129 $ 7.244 $ 5.390 $ 6.661
 Number of Units Outstanding, End of Period                         0       0       0   1,847
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.495 $ 9.752 $ 7.839
 Accumulation Unit Value, End of Period                       $10.495 $ 9.752 $ 7.839 $ 9.828
 Number of Units Outstanding, End of Period                         0  13,010  34,183  20,007
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.128 $ 7.260 $ 5.608
 Accumulation Unit Value, End of Period                       $10.128 $ 7.260 $ 5.608 $ 6.751
 Number of Units Outstanding, End of Period                         0  21,280  28,648  26,500
---------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.401 $ 8.384 $ 6.464
 Accumulation Unit Value, End of Period                       $10.401 $ 8.384 $ 6.464 $ 8.177
 Number of Units Outstanding, End of Period                         0   1,081   6,524  12,549
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.869 $ 8.010 $ 5.758
 Accumulation Unit Value, End of Period                       $ 9.869 $ 8.010 $ 5.758 $ 7.401
 Number of Units Outstanding, End of Period                         0       0       0   1,439
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.319 $ 9.483 $ 8.133
 Accumulation Unit Value, End of Period                       $10.319 $ 9.483 $ 8.133 $10.531
 Number of Units Outstanding, End of Period                         0   9,479  24,369   9,468
---------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.542 $ 7.383 $ 5.641
 Accumulation Unit Value, End of Period                       $ 9.542 $ 7.383 $ 5.641 $ 7.065
 Number of Units Outstanding, End of Period                         0       0   3,013   1,471
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.593 $10.488 $ 9.332
 Accumulation Unit Value, End of Period                       $ 9.593 $10.488 $ 9.332 $11.055
 Number of Units Outstanding, End of Period                         0       0       0   8,960
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.018 $10.576 $11.130
 Accumulation Unit Value, End of Period                       $10.018 $10.576 $11.130 $11.833
 Number of Units Outstanding, End of Period                         0       0   4,182   5,233
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.007 $10.304 $10.680
 Accumulation Unit Value, End of Period                       $10.007 $10.304 $10.680 $10.703
 Number of Units Outstanding, End of Period                         0       0   2,753      66
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.017 $10.183 $10.135
 Accumulation Unit Value, End of Period                       $10.017 $10.183 $10.135 $10.003
 Number of Units Outstanding, End of Period                         0       0     390     389
---------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.978 $ 8.892 $ 6.523
 Accumulation Unit Value, End of Period                       $ 9.978 $ 8.892 $ 6.523 $ 8.177
 Number of Units Outstanding, End of Period                         0       0       0   1,896
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.072 $ 8.867 $ 7.834
 Accumulation Unit Value, End of Period                       $10.072 $ 8.867 $ 7.834 $ 9.696
 Number of Units Outstanding, End of Period                         0     996  10,041  13,255
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.139 $ 7.380 $ 5.580
 Accumulation Unit Value, End of Period                       $10.139 $ 7.380 $ 5.580 $ 6.420
 Number of Units Outstanding, End of Period                         0  13,036  13,436   2,852
---------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.538 $ 8.299 $ 7.808
 Accumulation Unit Value, End of Period                       $ 9.538 $ 8.299 $ 7.808 $11.458
 Number of Units Outstanding, End of Period                         0       0       0   2,080
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.829 $ 8.224 $ 5.784
 Accumulation Unit Value, End of Period                       $ 9.829 $ 8.224 $ 5.784 $ 7.084
 Number of Units Outstanding, End of Period                         0       0       0   1,591
---------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.199 $ 8.694 $ 6.580
 Accumulation Unit Value, End of Period                       $10.199 $ 8.694 $ 6.580 $ 8.220
 Number of Units Outstanding, End of Period                         0       0       0      25
---------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 7.295
 Accumulation Unit Value, End of Period                             -       - $ 7.295 $10.139
 Number of Units Outstanding, End of Period                         -       -       0     815
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.320 $ 9.927 $ 6.913
 Accumulation Unit Value, End of Period                       $10.320 $ 9.927 $ 6.913 $ 9.591
 Number of Units Outstanding, End of Period                         0       0       0   4,464
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.025 $11.154 $10.427
 Accumulation Unit Value, End of Period                       $10.025 $11.154 $10.427 $14.154
 Number of Units Outstanding, End of Period                         0       0       0     723
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -

                                                              For the Year Ending December 31
Sub-Accounts                                                    2000    2001    2002    2003
---------------------------------------------------------------------------------------------
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 8.032
 Accumulation Unit Value, End of Period                             -       - $ 8.032 $10.316
 Number of Units Outstanding, End of Period                         -       -       0   1,032
---------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.838 $ 6.969 $ 4.373
 Accumulation Unit Value, End of Period                       $ 9.838 $ 6.969 $ 4.373 $ 5.459
 Number of Units Outstanding, End of Period                         0       0   1,362   2,229
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.895 $ 7.579 $ 5.518
 Accumulation Unit Value, End of Period                       $ 9.895 $ 7.579 $ 5.518 $ 7.007
 Number of Units Outstanding, End of Period                         0       0       0   1,791
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.159 $ 8.959 $ 5.953
 Accumulation Unit Value, End of Period                       $10.159 $ 8.959 $ 5.953 $ 7.300
 Number of Units Outstanding, End of Period                         0       0       0   3,110
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.927 $ 7.619 $ 5.225
 Accumulation Unit Value, End of Period                       $ 9.927 $ 7.619 $ 5.225 $ 6.900
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.359 $10.519 $ 7.750
 Accumulation Unit Value, End of Period                       $10.359 $10.519 $ 7.750 $10.043
 Number of Units Outstanding, End of Period                         0       0   2,436   7,853
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.807 $ 8.086 $ 5.384
 Accumulation Unit Value, End of Period                       $ 9.807 $ 8.086 $ 5.384 $ 6.512
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       -       -       -       -
 Accumulation Unit Value, End of Period                             -       -       -       -
 Number of Units Outstanding, End of Period                         -       -       -       -
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.225 $ 9.831 $ 7.451
 Accumulation Unit Value, End of Period                       $10.225 $ 9.831 $ 7.451 $ 9.306
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.316 $ 8.502 $ 6.479
 Accumulation Unit Value, End of Period                       $10.316 $ 8.502 $ 6.479 $ 8.164
 Number of Units Outstanding, End of Period                         0       0       0   1,296
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                       -       - $10.000 $ 7.277
 Accumulation Unit Value, End of Period                             -       - $ 7.277 $10.676
 Number of Units Outstanding, End of Period                         -       -       0       0
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $10.000 $ 9.817 $ 7.965 $ 5.421
 Accumulation Unit Value, End of Period                       $ 9.817 $ 7.965 $ 5.421 $ 6.639
 Number of Units Outstanding, End of Period                         0       0       0   1,508
---------------------------------------------------------------------------------------------

      ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
     WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION
                AND INCOME AND DEATH BENEFIT COMBINATION OPTION 2

                           Mortality & Expense = 1.88



                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005    2006    2007
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.661 $ 7.360 $ 8.889 $ 9.398
 Accumulation Unit Value, End of Period                       $ 7.360 $ 8.889 $ 9.398 $11.025
 Number of Units Outstanding, End of Period                       997   1,288   1,201   1,245
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.828 $10.451 $10.821 $11.787
 Accumulation Unit Value, End of Period                       $10.451 $10.821 $11.787 $12.043
 Number of Units Outstanding, End of Period                    41,870  42,035  15,535  15,134
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.751 $ 7.357 $ 8.523 $ 8.705
 Accumulation Unit Value, End of Period                       $ 7.357 $ 8.523 $ 8.705 $10.201
 Number of Units Outstanding, End of Period                    46,242  45,614  15,680  15,080
---------------------------------------------------------------------------------------------
Morgan Stanley VIS European Equity Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.177 $ 9.038 $ 9.631 $12.296
 Accumulation Unit Value, End of Period                       $ 9.038 $ 9.631 $12.296 $13.934
 Number of Units Outstanding, End of Period                    20,517  18,875   5,937   5,556
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Advantage Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.401 $ 8.166 $ 8.551 $ 9.939
 Accumulation Unit Value, End of Period                       $ 8.166 $ 8.551 $ 9.939 $11.408
 Number of Units Outstanding, End of Period                       778     806     800     732
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Global Dividend Growth Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.531 $11.866 $12.372 $14.791
 Accumulation Unit Value, End of Period                       $11.866 $12.372 $14.791 $15.518
 Number of Units Outstanding, End of Period                    18,479  17,240   4,099   3,768
---------------------------------------------------------------------------------------------
Morgan Stanley VIS High Yield Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 7.065 $ 7.608 $ 7.622 $ 8.167
 Accumulation Unit Value, End of Period                       $ 7.608 $ 7.622 $ 8.167 $ 8.340
 Number of Units Outstanding, End of Period                     1,471   1,471   1,471   1,471
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Builder Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $11.055 $12.027 $12.612 $14.123
 Accumulation Unit Value, End of Period                       $12.027 $12.612 $14.123 $14.288
 Number of Units Outstanding, End of Period                     8,960   8,960   8,960   8,960
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $11.833 $12.208 $12.367 $12.816
 Accumulation Unit Value, End of Period                       $12.208 $12.367 $12.816 $13.315
 Number of Units Outstanding, End of Period                     2,307   1,928   1,006     658
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.703 $10.643 $10.630 $10.868
 Accumulation Unit Value, End of Period                       $10.643 $10.630 $10.868 $10.968
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $10.003 $ 9.892 $ 9.969 $10.226
 Accumulation Unit Value, End of Period                       $ 9.892 $ 9.969 $10.226 $10.518
 Number of Units Outstanding, End of Period                     1,215   1,263   1,295   1,350
---------------------------------------------------------------------------------------------
Morgan Stanley VIS S&P 500 Index Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 8.177 $ 8.866 $ 9.096 $10.305
 Accumulation Unit Value, End of Period                       $ 8.866 $ 9.096 $10.305 $10.631
 Number of Units Outstanding, End of Period                     1,429   2,086   1,256   1,223
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Strategist Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 9.696 $10.492 $11.143 $12.565
 Accumulation Unit Value, End of Period                       $10.492 $11.143 $12.565 $13.381
 Number of Units Outstanding, End of Period                    11,233  10,025   7,800   5,925
---------------------------------------------------------------------------------------------
Morgan Stanley VIS Utilities Portfolio - Class X
 Accumulation Unit Value, Beginning of Period                 $ 6.420 $ 7.595 $ 8.535 $10.068
 Accumulation Unit Value, End of Period                       $ 7.595 $ 8.535 $10.068 $11.877
 Number of Units Outstanding, End of Period                     2,500   2,499     497     478
---------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $11.458 $13.829 $18.150 $24.404
 Accumulation Unit Value, End of Period                       $13.829 $18.150 $24.404 $33.601
 Number of Units Outstanding, End of Period                     1,662   1,769   1,119     483
---------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 7.084 $ 7.485 $ 8.491 $ 8.667
 Accumulation Unit Value, End of Period                       $ 7.485 $ 8.491 $ 8.667 $10.357
 Number of Units Outstanding, End of Period                       823     859     863     847
---------------------------------------------------------------------------------------------
Van Kampen UIF International Magnum Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 8.220 $ 9.460 $10.302 $12.639
 Accumulation Unit Value, End of Period                       $ 9.460 $10.302 $12.639 $14.198
 Number of Units Outstanding, End of Period                        24      23      21       0
---------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.139 $12.087 $13.933 $14.928
 Accumulation Unit Value, End of Period                       $12.087 $13.933 $14.928 $17.950
 Number of Units Outstanding, End of Period                     5,338   5,315     395     385
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 9.591 $10.775 $11.865 $14.041
 Accumulation Unit Value, End of Period                       $10.775 $11.865 $14.041 $14.844
 Number of Units Outstanding, End of Period                     3,952   3,936   3,931   3,873
---------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $14.154 $18.928 $21.722 $29.401
 Accumulation Unit Value, End of Period                       $18.928 $21.722 $29.401 $23.901
 Number of Units Outstanding, End of Period                       386     310     283     280
---------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio, Class II
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.100 $12.091 $12.438
 Accumulation Unit Value, End of Period                       $11.100 $12.091 $12.438 $14.339

                                                              For the Year Ending December 31
Sub-Accounts                                                    2004    2005    2006    2007
---------------------------------------------------------------------------------------------

 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $10.316 $11.909 $12.187 $13.894
 Accumulation Unit Value, End of Period                       $11.909 $12.187 $13.894 $13.342
 Number of Units Outstanding, End of Period                       546     541     560     547
---------------------------------------------------------------------------------------------
Van Kampen LIT Strategic Growth Portfolio, Class I
 Accumulation Unit Value, Beginning of Period                 $ 5.459 $ 5.729 $ 6.062 $ 6.113
 Accumulation Unit Value, End of Period                       $ 5.729 $ 6.062 $ 6.113 $ 7.009
 Number of Units Outstanding, End of Period                       543     545     546       0
---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 7.007 $ 7.325 $ 7.817 $ 8.147
 Accumulation Unit Value, End of Period                       $ 7.325 $ 7.817 $ 8.147 $ 8.945
 Number of Units Outstanding, End of Period                     1,018   1,085   1,989   1,986
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $ 7.300 $ 7.570 $10.000 $10.771
 Accumulation Unit Value, End of Period                       $ 7.570 $ 7.841 $10.771 $11.413
 Number of Units Outstanding, End of Period                     3,110   3,110   2,558   2,558
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series I
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.792 $11.385 $12.417
 Accumulation Unit Value, End of Period                       $10.792 $11.385 $12.417 $13.335
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 6.900 $ 7.748 $ 8.480 $ 8.211
 Accumulation Unit Value, End of Period                       $ 7.748 $ 8.480 $ 8.211 $ 9.069
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $10.043 $10.951 $11.231 $12.881
 Accumulation Unit Value, End of Period                       $10.951 $11.231 $12.881 $13.241
 Number of Units Outstanding, End of Period                     7,361   7,371   7,408   7,338
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio - Class B
 Accumulation Unit Value, Beginning of Period                 $ 6.512 $ 6.917 $ 7.788 $ 7.587
 Accumulation Unit Value, End of Period                       $ 6.917 $ 7.788 $ 7.587 $ 8.450
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin High Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.667 $10.803 $11.584
 Accumulation Unit Value, End of Period                       $10.667 $10.803 $11.584 $11.664
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Franklin Income Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.211 $11.168 $12.947
 Accumulation Unit Value, End of Period                       $11.211 $11.168 $12.947 $13.168
 Number of Units Outstanding, End of Period                     3,137   3,137   3,749   3,748
---------------------------------------------------------------------------------------------
FTVIP Franklin Small Cap Value Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                       - $10.000 $11.304 $12.965
 Accumulation Unit Value, End of Period                             - $11.304 $12.965 $12.407
 Number of Units Outstanding, End of Period                         -       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Mutual Shares Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $10.923 $11.838 $13.740
 Accumulation Unit Value, End of Period                       $10.923 $11.838 $13.740 $13.937
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
FTVIP Templeton Foreign Securities Fund - Class 2
 Accumulation Unit Value, Beginning of Period                 $10.000 $11.489 $12.408 $14.774
 Accumulation Unit Value, End of Period                       $11.489 $12.408 $14.774 $16.722
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 9.306 $10.137 $10.459 $11.886
 Accumulation Unit Value, End of Period                       $10.137 $10.459 $11.886 $10.948
 Number of Units Outstanding, End of Period                       595     607     636     638
---------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 8.164 $ 9.301 $10.231 $12.812
 Accumulation Unit Value, End of Period                       $ 9.301 $10.231 $12.812 $13.610
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB (5)
 Accumulation Unit Value, Beginning of Period                 $10.676 $13.211 $13.864 $15.944
 Accumulation Unit Value, End of Period                       $13.211 $13.864 $15.944 $13.641
 Number of Units Outstanding, End of Period                         0       0       0       0
---------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB
 Accumulation Unit Value, Beginning of Period                 $ 6.639 $ 6.837 $ 7.085 $ 7.324
 Accumulation Unit Value, End of Period                       $ 6.837 $ 7.085 $ 7.324 $ 7.576
 Number of Units Outstanding, End of Period                       853     915   1,006   1,055



* Contracts with the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.88% and an administrative expense charge of 0.10%.

                       Morgan Stanley Variable Annuity 3

                      Statement of Additional Information

                               Dated May 1, 2008


Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I

P.O. Box 758565
Topeka, KS 66675-8565
1  (800) 457-7617

The Contracts are no longer offered for sale.

This Statement of Additional Information supplements the information in the prospectus for the Variable Annuity 3 Contracts. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2008, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.


Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 Contracts.

          TABLE OF CONTENTS

Description

Additions, Deletions or Substitutions of Investments
The Contract
   Purchase of Contracts
Calculation of Accumulation Unit Values
   Net Investment Factor
   Calculation of Variable Amount Income Payments
   Calculation of Annuity Unit Values

General Matters
   Incontestability
   Settlements
   Safekeeping of the Variable Account's Assets

Experts
Financial Statements
Appendix A--Accumulation Unit Values

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS


Morgan Stanley & Co. Incorporated is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous.

For the Variable Account, we paid commissions to Morgan Stanley & Co. Incorporated of $39,410,626, $32,225,579 and $15,977,935 for the years 2005,
2006, and 2007 respectively.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

   (A) is the sum of:

       (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

       (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

   (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

    . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

    . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

EXPERTS


The financial statements and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

    . consolidated financial statements of Allstate Life as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 and related consolidated financial statement schedules, and

    . the financial statements of the sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2007 and for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.

                                  APPENDIX A

                           ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. Attached as Appendix A to this SAI are tables showing the Accumulation Unit Values for all other classes of accumulation units available under the Contract. Accumulation Unit Values are shown since inception of the Variable Sub-Accounts or since the Contracts were first offered with the applicable Option(s), if later. All of the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000, and the Van Kampen LIT Strategic Growth (Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Van Kampen UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which were first offered on May 1, 2002.

The Van Kampen LIT Aggressive Growth, AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income Securities, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities and FTVIP Templeton Foreign Securities Variable Sub-Accounts were first offered on May 1, 2004.


The names of the following Sub-Accounts changed since December 31, 2007. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2007:



   Sub-Account Name as of December 31,
 2007 (as appears in the following tables
       of Accumulation Unit Values)           Sub-Account Name as of May 1, 2008
 ----------------------------------------     ----------------------------------
  Van Kampen UIF Equity Growth Portfolio         UIF Capital Growth Portfolio
   Morgan Stanley VIS Equity Portfolio     Morgan Stanley VIS Capital Opportunities
Van Kampen LIT Aggressive Growth Portfolio Van Kampen LIT Mid Cap Growth Portfolio
Van Kampen LIT Strategic Growth Portfolio  Van Kampen LIT Capital Growth Portfolio



    ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
         EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
                   WITH THE PERFORMANCE DEATH BENEFIT OPTION
                          Mortality & Expense = 1.38



                                                               For the Year Ending December 31
                                                    ------------------------------------------------------
Sub-Accounts                                           2000       2001       2002       2003       2004
------------                                        ---------- ---------- ---------- ---------- ----------
Morgan Stanley VIS Aggressive Equity - Class Y
   Accumulation Unit Value, Beginning of Period.... $   10.000 $    9.670 $    6.801 $    5.171 $    6.408
   Accumulation Unit Value, End of Period.......... $    9.670 $    6.801 $    5.171 $    6.408 $    7.101
   Number of Units Outstanding, End of Period......    383,413    454,677     62,720    417,628    356,858
Morgan Stanley VIS Dividend Growth - Class Y
   Accumulation Unit Value, Beginning of Period.... $   10.000 $   10.675 $    9.948 $    8.014 $   10.070
   Accumulation Unit Value, End of Period.......... $   10.675 $    9.948 $    8.014 $   10.070 $   10.736
   Number of Units Outstanding, End of Period......    438,718  1,236,410  1,359,754  1,396,083  1,258,432
Morgan Stanley VIS Equity - Class Y
   Accumulation Unit Value, Beginning of Period.... $   10.000 $    9.521 $    6.841 $    5.295 $    6.393
   Accumulation Unit Value, End of Period.......... $    9.521 $    6.841 $    5.295 $    6.393 $    6.984
   Number of Units Outstanding, End of Period......  1,035,141  1,706,161  1,693,321  1,683,190  1,443,163
Morgan Stanley VIS European Equity - Class Y
   Accumulation Unit Value, Beginning of Period.... $   10.000 $    9.183 $    7.426 $    5.742 $    7.282
   Accumulation Unit Value, End of Period.......... $    9.183 $    7.426 $    5.742 $    7.282 $    8.070
   Number of Units Outstanding, End of Period......    284,828    418,373    395,883    425,781    381,556
Morgan Stanley VIS Global Advantage - Class Y
   Accumulation Unit Value, Beginning of Period.... $   10.000 $    8.407 $    6.334 $    4.934 $    6.356
   Accumulation Unit Value, End of Period.......... $    8.407 $    6.334 $    4.934 $    6.356 $    7.032
   Number of Units Outstanding, End of Period......    181,032    227,577    151,012    145,534    137,568
Morgan Stanley VIS Global Dividend Growth - Class Y
   Accumulation Unit Value, Beginning of Period.... $   10.000 $    9.924 $    9.147 $    7.866 $   10.203
   Accumulation Unit Value, End of Period.......... $    9.924 $    9.147 $    7.866 $   10.203 $   11.526
   Number of Units Outstanding, End of Period......     73,926    176,270    287,520    333,317    322,125
Morgan Stanley VIS High Yield - Class Y
   Accumulation Unit Value, Beginning of Period.... $   10.000 $    6.939 $    4.518 $    4.124 $    5.178
   Accumulation Unit Value, End of Period.......... $    6.939 $    4.518 $    4.124 $    5.178 $    5.589
   Number of Units Outstanding, End of Period......     40,393    179,817    243,294    421,935    356,879
Morgan Stanley VIS Income Builder - Class Y
   Accumulation Unit Value, Beginning of Period.... $   10.000 $   10.022 $   10.082 $    9.143 $   10.857
   Accumulation Unit Value, End of Period.......... $   10.022 $   10.082 $    9.143 $   10.857 $   11.844
   Number of Units Outstanding, End of Period......     17,095    108,292    164,567    206,462    203,182
Morgan Stanley VIS Income Plus - Class Y
   Accumulation Unit Value, Beginning of Period.... $   10.000 $   10.741 $   11.569 $   11.999 $   12.779
   Accumulation Unit Value, End of Period.......... $   10.741 $   11.569 $   11.999 $   12.779 $   13.230
   Number of Units Outstanding, End of Period......    106,629    644,029    956,318    829,644    764,010
Morgan Stanley VIS Limited Duration - Class Y
   Accumulation Unit Value, Beginning of Period.... $   10.000 $   10.295 $   10.802 $   11.048 $   11.101
   Accumulation Unit Value, End of Period.......... $   10.295 $   10.802 $   11.048 $   11.101 $   11.066
   Number of Units Outstanding, End of Period......     32,340    200,505    576,822    602,541    603,850
Morgan Stanley VIS Money Market - Class Y
   Accumulation Unit Value, Beginning of Period.... $   10.000 $   10.254 $   10.471 $   10.429 $   10.319
   Accumulation Unit Value, End of Period.......... $   10.254 $   10.471 $   10.429 $   10.319 $   10.230
   Number of Units Outstanding, End of Period......    333,297    951,781  1,463,833    908,235    616,028
Morgan Stanley VIS S&P 500 Index - Class Y
   Accumulation Unit Value, Beginning of Period.... $   10.000 $    8.952 $    7.715 $    5.878 $    7.387
   Accumulation Unit Value, End of Period.......... $    8.952 $    7.715 $    5.878 $    7.387 $    8.027
   Number of Units Outstanding, End of Period......    424,465  1,051,174  1,366,831  1,426,535  1,328,127
Morgan Stanley VIS Strategist - Class Y
   Accumulation Unit Value, Beginning of Period.... $   10.000 $    9.915 $    8.752 $    7.751 $    9.614
   Accumulation Unit Value, End of Period.......... $    9.915 $    8.752 $    7.751 $    9.614 $   10.431
   Number of Units Outstanding, End of Period......    474,436    917,051  1,027,725  1,038,099    945,026
Morgan Stanley VIS Utilities - Class Y
   Accumulation Unit Value, Beginning of Period.... $   10.000 $   10.122 $    7.381 $    5.594 $    6.459
   Accumulation Unit Value, End of Period.......... $   10.122 $    7.381 $    5.594 $    6.459 $    7.655
   Number of Units Outstanding, End of Period......    377,975    647,789    595,281    584,580    514,501
Van Kampen UIF Emerging Markets Equity, Class I
   Accumulation Unit Value, Beginning of Period.... $   10.000 $    6.381 $    5.879 $    5.277 $    7.782
   Accumulation Unit Value, End of Period.......... $    6.381 $    5.879 $    5.277 $    7.782 $    9.441
   Number of Units Outstanding, End of Period......     31,762     66,955    118,128    112,751    110,348
Van Kampen UIF Equity Growth, Class I
   Accumulation Unit Value, Beginning of Period.... $   10.000 $    8.329 $    6.966 $    4.951 $    6.094
   Accumulation Unit Value, End of Period.......... $    8.329 $    6.966 $    4.951 $    6.094 $    6.472
   Number of Units Outstanding, End of Period......    441,371    657,405    595,843    559,323    530,988
Van Kampen UIF International Magnum, Class I
   Accumulation Unit Value, Beginning of Period.... $   10.000 $    9.047 $    7.194 $    5.896 $    7.403
   Accumulation Unit Value, End of Period.......... $    9.047 $    7.194 $    5.896 $    7.403 $    8.562
   Number of Units Outstanding, End of Period......     38,115    134,109    133,204    169,601    181,261
Van Kampen UIF Mid Cap Growth, Class I
   Accumulation Unit Value, Beginning of Period....         --         -- $   10.000 $    7.319 $   10.224
   Accumulation Unit Value, End of Period..........         --         -- $    7.319 $   10.224 $   12.250
   Number of Units Outstanding, End of Period......         --         --     50,957    107,052    121,693
Van Kampen UIF U.S. Mid Cap Value, Class I
   Accumulation Unit Value, Beginning of Period.... $   10.000 $   10.224 $    9.755 $    6.918 $    9.646
   Accumulation Unit Value, End of Period.......... $   10.224 $    9.755 $    6.918 $    9.646 $   10.892
   Number of Units Outstanding, End of Period......     88,818    432,708    600,780    583,068    557,824
Van Kampen UIF U.S. Real Estate, Class I
   Accumulation Unit Value, Beginning of Period.... $   10.000 $   11.494 $   12.439 $   12.076 $   16.476
   Accumulation Unit Value, End of Period.......... $   11.494 $   12.439 $   12.076 $   16.476 $   22.142
   Number of Units Outstanding, End of Period......     25,524     72,958    131,902    139,260    126,800
Van Kampen LIT Aggressive Growth, Class II
   Accumulation Unit Value, Beginning of Period....         --         --         --         -- $   10.000
   Accumulation Unit Value, End of Period..........         --         --         --         -- $   11.138
   Number of Units Outstanding, End of Period......         --         --         --         --     23,031
Van Kampen LIT Comstock, Class II
   Accumulation Unit Value, Beginning of Period....         --         -- $   10.000 $    8.047 $   10.369
   Accumulation Unit Value, End of Period..........         --         -- $    8.047 $   10.369 $   11.997
   Number of Units Outstanding, End of Period......         --         --    280,004    506,782    644,084
Van Kampen LIT Strategic Growth, Class I
   Accumulation Unit Value, Beginning of Period.... $   10.000 $    8.123 $    5.483 $    3.647 $    4.576
   Accumulation Unit Value, End of Period.......... $    8.123 $    5.483 $    3.647 $    4.576 $    4.826
   Number of Units Outstanding, End of Period......    788,781    840,217    684,505    640,748    550,386
Van Kampen LIT Strategic Growth, Class II
(1) Accumulation Unit Value, Beginning of Period...         -- $   10.000 $    8.099 $    5.374 $    6.727
   Accumulation Unit Value, End of Period..........         -- $    8.099 $    5.374 $    6.727 $    7.077
   Number of Units Outstanding, End of Period......         --    172,187    270,543    292,764    259,756
AIM V.I. Capital Appreciation - Series I
   Accumulation Unit Value, Beginning of Period.... $   10.000 $    8.279 $    6.257 $    4.664 $    5.952
   Accumulation Unit Value, End of Period.......... $    8.279 $    6.257 $    4.664 $    5.952 $    6.253
   Number of Units Outstanding, End of Period......    255,570    334,318    350,929    330,297    304,454
AIM V.I. Core Equity - Series I
   Accumulation Unit Value, Beginning of Period....         --         --         --         --         --
   Accumulation Unit Value, End of Period..........         --         --         --         --         --
   Number of Units Outstanding, End of Period......         --         --         --         --         --
AIM V.I. Mid Cap Core Equity - Series I
   Accumulation Unit Value, Beginning of Period....         --         --         --         -- $   10.000
   Accumulation Unit Value, End of Period..........         --         --         --         -- $   10.829
   Number of Units Outstanding, End of Period......         --         --         --         --      6,246
AllianceBernstein VPS Growth - Class B
   Accumulation Unit Value, Beginning of Period.... $   10.000 $    7.994 $    6.014 $    4.250 $    5.641
   Accumulation Unit Value, End of Period.......... $    7.994 $    6.014 $    4.250 $    5.641 $    6.366
   Number of Units Outstanding, End of Period......    132,881    228,473    214,930    255,157    270,886
AllianceBernstein VPS Growth and Income - Class B
   Accumulation Unit Value, Beginning of Period.... $   10.000 $   10.235 $   10.099 $    7.735 $   10.074
   Accumulation Unit Value, End of Period.......... $   10.235 $   10.099 $    7.735 $   10.074 $   11.040
   Number of Units Outstanding, End of Period......    146,820  1,033,578  1,215,178  1,184,630  1,062,106

AllianceBernstein VPS Large Cap Growth - Class B
   Accumulation Unit Value, Beginning of Period............. $ 10.000 $  7.973 $  6.488 $  4.421 $  5.374
   Accumulation Unit Value, End of Period................... $  7.973 $  6.488 $  4.421 $  5.374 $  5.737
   Number of Units Outstanding, End of Period...............  403,783  539,301  541,542  533,138  458,318
FTVIP Franklin High Income Securities - Class 2
   Accumulation Unit Value, Beginning of Period.............       --       --       --       -- $ 10.000
   Accumulation Unit Value, End of Period...................       --       --       --       -- $ 10.703
   Number of Units Outstanding, End of Period...............       --       --       --       --    2,191
FTVIP Franklin Income Securities - Class 2
   Accumulation Unit Value, Beginning of Period.............       --       --       --       -- $ 10.000
   Accumulation Unit Value, End of Period...................       --       --       --       -- $ 11.249
   Number of Units Outstanding, End of Period...............       --       --       --       --   27,352
FTVIP Mutual Shares Securities - Class 2
   Accumulation Unit Value, Beginning of Period.............       --       --       --       -- $ 10.000
   Accumulation Unit Value, End of Period...................       --       --       --       -- $ 10.960
   Number of Units Outstanding, End of Period...............       --       --       --       --    7,179
FTVIP Templeton Foreign Securities - Class 2
   Accumulation Unit Value, Beginning of Period.............       --       --       --       -- $ 10.000
   Accumulation Unit Value, End of Period...................       --       --       --       -- $ 11.528
   Number of Units Outstanding, End of Period...............       --       --       --       --   17,571
Putnam VT Growth and Income - Class IB
   Accumulation Unit Value, Beginning of Period............. $ 10.000 $ 10.556 $  9.735 $  7.771 $  9.753
   Accumulation Unit Value, End of Period................... $ 10.556 $  9.735 $  7.771 $  9.753 $ 10.678
   Number of Units Outstanding, End of Period...............    3,293  285,053  344,419  304,659  285,760
Putnam VT International Equity - Class IB
   Accumulation Unit Value, Beginning of Period............. $ 10.000 $  9.009 $  7.046 $  5.716 $  7.239
   Accumulation Unit Value, End of Period................... $  9.009 $  7.046 $  5.716 $  7.239 $  8.288
   Number of Units Outstanding, End of Period...............  267,159  434,350  588,980  533,525  472,533
Putnam VT Small Cap Value - Class IB
   Accumulation Unit Value, Beginning of Period.............       --       -- $ 10.000 $  7.301 $ 10.766
   Accumulation Unit Value, End of Period...................       --       -- $  7.301 $ 10.766 $ 13.389
   Number of Units Outstanding, End of Period...............       --       --   71,944  123,936  127,561
Putnam VT Voyager - Class IB
   Accumulation Unit Value, Beginning of Period............. $ 10.000 $  8.111 $  6.200 $  4.488 $  5.524
   Accumulation Unit Value, End of Period................... $  8.111 $  6.200 $  4.488 $  5.524 $  5.716
   Number of Units Outstanding, End of Period...............  307,692  600,738  662,928  621,618  545,296

    ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
         EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
                   WITH THE PERFORMANCE DEATH BENEFIT OPTION
                          Mortality & Expense = 1.38



                                                              For the Year Ending December 31
                                                              -------------------------------
Sub-Accounts                                                     2005       2006      2007
------------                                                  ----------  --------  --------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    7.101  $  8.587  $  9.108
   Accumulation Unit Value, End of Period.................... $    8.587  $  9.108  $ 10.713
   Number of Units Outstanding, End of Period................    352,351   333,941   258,460
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.736  $ 11.145  $ 12.171
   Accumulation Unit Value, End of Period.................... $   11.145  $ 12.171  $ 12.459
   Number of Units Outstanding, End of Period................  1,076,026   867,687   615,844
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    6.984  $  8.113  $  8.307
   Accumulation Unit Value, End of Period.................... $    8.113  $  8.307  $  9.759
   Number of Units Outstanding, End of Period................  1,179,382   988,392   731,931
Morgan Stanley VIS European Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    8.070  $  8.616  $ 11.027
   Accumulation Unit Value, End of Period.................... $    8.616  $ 11.027  $ 12.531
   Number of Units Outstanding, End of Period................    304,520   274,133   199,125
Morgan Stanley VIS Global Advantage Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    7.032  $  7.376  $  8.601
   Accumulation Unit Value, End of Period.................... $    7.376  $  8.601  $  9.888
   Number of Units Outstanding, End of Period................    128,432   119,819    74,658
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   11.526  $ 12.058  $ 14.449
   Accumulation Unit Value, End of Period.................... $   12.058  $ 14.449  $ 15.198
   Number of Units Outstanding, End of Period................    326,131   285,784   227,470
Morgan Stanley VIS High Yield Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    5.589  $  5.613  $  6.029
   Accumulation Unit Value, End of Period.................... $    5.613  $  6.029  $  6.172
   Number of Units Outstanding, End of Period................    308,894   225,268   148,072
Morgan Stanley VIS Income Builder Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   11.844  $ 12.453  $ 13.984
   Accumulation Unit Value, End of Period.................... $   12.453  $ 13.984  $ 14.172
   Number of Units Outstanding, End of Period................    192,707   170,479   122,922
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   13.230  $ 13.437  $ 13.947
   Accumulation Unit Value, End of Period.................... $   13.437  $ 13.947  $ 14.529
   Number of Units Outstanding, End of Period................    694,113   612,984   482,791
Morgan Stanley VIS Limited Duration Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   11.066  $ 11.069  $ 11.346
   Accumulation Unit Value, End of Period.................... $   11.069  $ 11.346  $ 11.491
   Number of Units Outstanding, End of Period................    490,183   416,159   327,752
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.230  $ 10.335  $ 10.627
   Accumulation Unit Value, End of Period.................... $   10.335  $ 10.627  $ 10.959
   Number of Units Outstanding, End of Period................    496,319   446,959   349,352
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    8.027  $  8.261  $  9.378
   Accumulation Unit Value, End of Period.................... $    8.261  $  9.378  $  9.702
   Number of Units Outstanding, End of Period................  1,139,468   954,977   693,609
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.431  $ 11.107  $ 12.559
   Accumulation Unit Value, End of Period.................... $   11.107  $ 12.559  $ 13.410
   Number of Units Outstanding, End of Period................    840,536   739,984   509,548
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    7.655  $  8.625  $ 10.201
   Accumulation Unit Value, End of Period.................... $    8.625  $ 10.201  $ 12.064
   Number of Units Outstanding, End of Period................    463,318   411,299   285,331
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $    9.441  $ 12.452  $ 16.826
   Accumulation Unit Value, End of Period.................... $   12.452  $ 16.826  $ 23.284
   Number of Units Outstanding, End of Period................    106,944   104,252    77,892
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $    6.472  $  7.379  $  7.569
   Accumulation Unit Value, End of Period.................... $    7.379  $  7.569  $  9.091
   Number of Units Outstanding, End of Period................    367,080   301,065   227,824
Van Kampen UIF International Magnum Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $    8.562  $  9.371  $ 11.554
   Accumulation Unit Value, End of Period.................... $    9.371  $ 11.554  $ 13.044
   Number of Units Outstanding, End of Period................    163,192   158,361   115,259
Van Kampen UIF Mid Cap Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $   12.250  $ 14.191  $ 15.280
   Accumulation Unit Value, End of Period.................... $   14.191  $ 15.280  $ 18.466
   Number of Units Outstanding, End of Period................    118,192   105,867    80,537
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $   10.892  $ 12.053  $ 14.335
   Accumulation Unit Value, End of Period.................... $   12.053  $ 14.335  $ 15.231
   Number of Units Outstanding, End of Period................    515,859   454,153   346,740
Van Kampen UIF U.S. Real Estate Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $   22.142  $ 25.538  $ 34.738
   Accumulation Unit Value, End of Period.................... $   25.538  $ 34.738  $ 28.383
   Number of Units Outstanding, End of Period................    112,085    98,413    62,315
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.............. $   11.138  $ 12.195  $ 12.608
   Accumulation Unit Value, End of Period.................... $   12.195  $ 12.608  $ 14.608
   Number of Units Outstanding, End of Period................     29,797    26,037    24,174
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.............. $   11.997  $ 12.307  $ 14.072
   Accumulation Unit Value, End of Period.................... $   12.307  $ 14.072  $ 13.542
   Number of Units Outstanding, End of Period................    699,360   608,840   490,947
Van Kampen LIT Strategic Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $    4.826  $  5.133  $  5.202
   Accumulation Unit Value, End of Period.................... $    5.133  $  5.202  $  5.994
   Number of Units Outstanding, End of Period................    429,514   350,600   245,404
Van Kampen LIT Strategic Growth Portfolio, Class II
(1) Accumulation Unit Value, Beginning of Period............. $    7.077  $  7.506  $  7.590
   Accumulation Unit Value, End of Period.................... $    7.506  $  7.590  $  8.723
   Number of Units Outstanding, End of Period................    203,011   182,969   138,072
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period.............. $    6.253  $  6.706  $  7.024
   Accumulation Unit Value, End of Period.................... $    6.706  $  7.024  $  7.751
   Number of Units Outstanding, End of Period................    254,117   422,934   253,773
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period..............         --  $ 10.000  $ 10.808
   Accumulation Unit Value, End of Period....................         --  $ 10.808  $ 11.513
   Number of Units Outstanding, End of Period................         --   333,459   220,803
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.............. $   10.829  $ 11.483  $ 12.587
   Accumulation Unit Value, End of Period.................... $   11.483  $ 12.587  $ 13.585
   Number of Units Outstanding, End of Period................     14,826    15,925    17,665
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.............. $    6.366  $  7.003  $  6.814
   Accumulation Unit Value, End of Period.................... $    7.003  $  6.814  $  7.564
   Number of Units Outstanding, End of Period................    265,129   208,416   135,983
AllianceBernstein VPS Growth and Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.............. $   11.040  $ 11.378  $ 13.116
   Accumulation Unit Value, End of Period.................... $   11.378  $ 13.116  $ 13.550
   Number of Units Outstanding, End of Period................    955,381   850,938   620,749

AllianceBernstein VPS Large Cap Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period........... $  5.737 $  6.492 $  6.356
   Accumulation Unit Value, End of Period................. $  6.492 $  6.356 $  7.114
   Number of Units Outstanding, End of Period.............  435,012  386,171  289,805
FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period........... $ 10.703 $ 10.896 $ 11.742
   Accumulation Unit Value, End of Period................. $ 10.896 $ 11.742 $ 11.883
   Number of Units Outstanding, End of Period.............    4,489    8,268    8,571
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period........... $ 11.249 $ 11.261 $ 13.120
   Accumulation Unit Value, End of Period................. $ 11.261 $ 13.120 $ 13.412
   Number of Units Outstanding, End of Period.............  104,600  155,445  152,634
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period........... $ 10.960 $ 11.939 $ 13.926
   Accumulation Unit Value, End of Period................. $ 11.939 $ 13.926 $ 14.198
   Number of Units Outstanding, End of Period.............   65,412  103,491  112,155
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period........... $ 11.528 $ 12.514 $ 14.975
   Accumulation Unit Value, End of Period................. $ 12.514 $ 14.975 $ 17.034
   Number of Units Outstanding, End of Period.............   72,747   82,536   77,683
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $ 10.678 $ 11.071 $ 12.645
   Accumulation Unit Value, End of Period................. $ 11.071 $ 12.645 $ 11.706
   Number of Units Outstanding, End of Period.............  240,104  206,718  136,891
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $  8.288 $  9.162 $ 11.531
   Accumulation Unit Value, End of Period................. $  9.162 $ 11.531 $ 12.311
   Number of Units Outstanding, End of Period.............  428,281  431,954  351,287
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $ 13.389 $ 14.120 $ 16.320
   Accumulation Unit Value, End of Period................. $ 14.120 $ 16.320 $ 14.033
   Number of Units Outstanding, End of Period.............  138,750  136,771  107,288
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $  5.716 $  5.953 $  6.185
   Accumulation Unit Value, End of Period................. $  5.953 $  6.185 $  6.430
   Number of Units Outstanding, End of Period.............  390,753  331,284  241,927



* Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Strategic Growth Portfolio, Class I.

  ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
    WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
                           Mortality & Expense = 1.4



                                                                     For the Year Ending December 31
                                                         -------------------------------------------------------
Sub-Accounts                                              2001    2002    2003    2004    2005    2006    2007
------------                                             ------- ------- ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.191 $ 6.987 $ 8.656 $ 9.591 $11.596 $12.296
   Accumulation Unit Value, End of Period............... $ 9.191 $ 6.987 $ 8.656 $ 9.591 $11.596 $12.296 $14.460
   Number of Units Outstanding, End of Period...........   2,706   4,552   4,551   4,550   4,549   4,549   4,260
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.317 $ 7.505 $ 9.428 $10.050 $10.431 $11.389
   Accumulation Unit Value, End of Period............... $ 9.317 $ 7.505 $ 9.428 $10.050 $10.431 $11.389 $11.656
   Number of Units Outstanding, End of Period...........   1,011   1,011   1,011   1,011   1,011   1,011   1,011
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.225 $ 7.138 $ 8.617 $ 9.411 $10.931 $11.190
   Accumulation Unit Value, End of Period............... $ 9.225 $ 7.138 $ 8.617 $ 9.411 $10.931 $11.190 $13.144
   Number of Units Outstanding, End of Period...........   4,427   6,013   8,253   8,253   8,253   7,881   7,881
Morgan Stanley VIS European Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.976 $ 7.391 $ 9.371 $10.384 $11.085 $14.183
   Accumulation Unit Value, End of Period............... $ 9.976 $ 7.391 $ 9.371 $10.384 $11.085 $14.183 $16.115
   Number of Units Outstanding, End of Period...........       0     288     288     287     255     255     254
Morgan Stanley VIS Global Advantage Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 8.982 $ 6.995 $ 9.010 $ 9.967 $10.451 $12.185
   Accumulation Unit Value, End of Period............... $ 8.982 $ 6.995 $ 9.010 $ 9.967 $10.451 $12.185 $14.006
   Number of Units Outstanding, End of Period...........       0     286     285     284     284     283       0
Morgan Stanley VIS Global Dividend Growth Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.136 $ 8.334 $10.807 $12.206 $12.767 $15.294
   Accumulation Unit Value, End of Period............... $10.136 $ 8.334 $10.807 $12.206 $12.767 $15.294 $16.085
   Number of Units Outstanding, End of Period...........       0     277     277     277     245     245     245
Morgan Stanley VIS High Yield Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.196 $ 7.048 $ 8.848 $ 9.549 $ 9.589 $10.297
   Accumulation Unit Value, End of Period............... $ 9.196 $ 7.048 $ 8.848 $ 9.549 $ 9.589 $10.297 $10.539
   Number of Units Outstanding, End of Period...........       0     113       0       0       0       0       0
Morgan Stanley VIS Income Builder Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.789 $ 8.735 $10.370 $11.310 $11.890 $13.348
   Accumulation Unit Value, End of Period............... $ 9.789 $ 8.735 $10.370 $11.310 $11.890 $13.348 $13.525
   Number of Units Outstanding, End of Period...........       0     868       0       0       0       0       0
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.428 $10.813 $11.514 $11.918 $12.102 $12.559
   Accumulation Unit Value, End of Period............... $10.428 $10.813 $11.514 $11.918 $12.102 $12.559 $13.080
   Number of Units Outstanding, End of Period...........   1,996   3,393   3,391   3,389   3,365   3,363   3,362
Morgan Stanley VIS Limited Duration Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.116 $10.518 $10.567 $10.532 $10.532 $10.793
   Accumulation Unit Value, End of Period............... $10.116 $10.518 $10.567 $10.532 $10.532 $10.793 $10.929
   Number of Units Outstanding, End of Period...........       0     727     726     726     643     642     642
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.060 $10.018 $ 9.910 $ 9.822 $ 9.922 $10.200
   Accumulation Unit Value, End of Period............... $10.060 $10.018 $ 9.910 $ 9.822 $ 9.922 $10.200 $10.516
   Number of Units Outstanding, End of Period...........  45,369  44,522  15,933   3,656     132     132     132
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.455 $ 7.202 $ 9.049 $ 9.832 $10.115 $11.481
   Accumulation Unit Value, End of Period............... $ 9.455 $ 7.202 $ 9.049 $ 9.832 $10.115 $11.481 $11.875
   Number of Units Outstanding, End of Period...........   1,990   2,368   2,770   2,769   2,681   2,680   2,679
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.787 $ 8.446 $10.475 $11.362 $12.096 $13.674
   Accumulation Unit Value, End of Period............... $ 9.787 $ 8.446 $10.475 $11.362 $12.096 $13.674 $14.598
   Number of Units Outstanding, End of Period...........       0   3,500   4,319   4,317   4,316   4,024   4,023
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 8.314 $ 6.300 $ 7.272 $ 8.616 $ 9.707 $11.478
   Accumulation Unit Value, End of Period............... $ 8.314 $ 6.300 $ 7.272 $ 8.616 $ 9.707 $11.478 $13.572
   Number of Units Outstanding, End of Period...........   1,019   1,019   1,019   1,019   1,019   1,019   1,019
Van Kampen UIF Emerging Markets Equity Portfolio,
  Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.772 $ 8.770 $12.931 $15.683 $20.681 $27.941
   Accumulation Unit Value, End of Period............... $ 9.772 $ 8.770 $12.931 $15.683 $20.681 $27.941 $38.656
   Number of Units Outstanding, End of Period...........     793   2,091       0       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.678 $ 6.850 $ 8.431 $ 8.951 $10.203 $10.464
   Accumulation Unit Value, End of Period............... $ 9.678 $ 6.850 $ 8.431 $ 8.951 $10.203 $10.464 $12.565
   Number of Units Outstanding, End of Period...........       0     373     373     372     330     330     329
Van Kampen UIF International Magnum Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.793 $ 7.460 $ 9.364 $10.829 $11.849 $14.607
   Accumulation Unit Value, End of Period............... $ 9.793 $ 7.460 $ 9.364 $10.829 $11.849 $14.607 $16.487
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 7.318 $10.221 $12.243 $14.180 $15.265
   Accumulation Unit Value, End of Period...............      -- $ 7.318 $10.221 $12.243 $14.180 $15.265 $18.445
   Number of Units Outstanding, End of Period...........      --   1,498   1,498   1,498   1,498   1,498   1,498
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.863 $ 6.993 $ 9.749 $11.005 $12.176 $14.478
   Accumulation Unit Value, End of Period............... $ 9.863 $ 6.993 $ 9.749 $11.005 $12.176 $14.478 $15.380
   Number of Units Outstanding, End of Period...........     276   2,156   1,850   1,850   1,849   1,848   1,576
Van Kampen UIF U.S. Real Estate Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.263 $ 9.962 $13.588 $18.258 $21.054 $28.633
   Accumulation Unit Value, End of Period............... $10.263 $ 9.962 $13.588 $18.258 $21.054 $28.633 $23.389
   Number of Units Outstanding, End of Period...........   1,620   1,707      88      87      78      77      77
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      --      --      -- $10.000 $11.137 $12.190 $12.600
   Accumulation Unit Value, End of Period...............      --      --      -- $11.137 $12.190 $12.600 $14.596
   Number of Units Outstanding, End of Period...........      --      --      --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 8.046 $10.365 $11.990 $12.298 $14.059
   Accumulation Unit Value, End of Period...............      -- $ 8.046 $10.365 $11.990 $12.298 $14.059 $13.526
   Number of Units Outstanding, End of Period...........      --       0       0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.253 $ 5.843 $ 7.330 $ 7.729 $ 8.218 $ 8.328
   Accumulation Unit Value, End of Period............... $ 9.253 $ 5.843 $ 7.330 $ 7.729 $ 8.218 $ 8.328 $ 9.594
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
(1) Accumulation Unit Value, Beginning of Period........ $10.000 $ 8.773 $ 5.820 $ 7.283 $ 7.661 $ 8.124 $ 8.213

   Accumulation Unit Value, End of Period........... $ 8.773 $ 5.820 $ 7.283 $ 7.661 $ 8.124 $ 8.213 $ 9.437
   Number of Units Outstanding, End of Period.......   2,245   1,102       0       0       0       0       0
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.240 $ 6.886 $ 8.786 $ 9.228 $ 9.895 $10.362
   Accumulation Unit Value, End of Period........... $ 9.240 $ 6.886 $ 8.786 $ 9.228 $ 9.895 $10.362 $11.433
   Number of Units Outstanding, End of Period.......     293     453     452     451     432     431     142
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.....      --      --      --      --      -- $10.000 $10.807
   Accumulation Unit Value, End of Period...........      --      --      --      --      -- $10.807 $11.509
   Number of Units Outstanding, End of Period.......      --      --      --      --      --   3,425   3,425
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.827 $11.478 $12.579
   Accumulation Unit Value, End of Period...........      --      --      -- $10.827 $11.478 $12.579 $13.574
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0       0
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.353 $ 6.456 $ 8.566 $ 9.665 $10.630 $10.342
   Accumulation Unit Value, End of Period........... $ 9.353 $ 6.456 $ 8.566 $ 9.665 $10.630 $10.342 $11.477
   Number of Units Outstanding, End of Period.......       0       0       0       0       0       0       0
AllianceBernstein VPS Growth and Income Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.526 $ 7.295 $ 9.499 $10.408 $10.725 $12.360
   Accumulation Unit Value, End of Period........... $ 9.526 $ 7.295 $ 9.499 $10.408 $10.725 $12.360 $12.766
   Number of Units Outstanding, End of Period.......   2,580   4,034   5,985   5,984   5,983   5,652   5,377
AllianceBernstein VPS Large Cap Growth Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.323 $ 6.352 $ 7.719 $ 8.239 $ 9.321 $ 9.124
   Accumulation Unit Value, End of Period........... $ 9.323 $ 6.352 $ 7.719 $ 8.239 $ 9.321 $ 9.124 $10.211
   Number of Units Outstanding, End of Period.......   7,034   6,992   6,537   6,537   6,537   6,129   6,129
FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.702 $10.892 $11.735
   Accumulation Unit Value, End of Period...........      --      --      -- $10.702 $10.892 $11.735 $11.873
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $11.247 $11.257 $13.113
   Accumulation Unit Value, End of Period...........      --      --      -- $11.247 $11.257 $13.113 $13.402
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.958 $11.934 $13.918
   Accumulation Unit Value, End of Period...........      --      --      -- $10.958 $11.934 $13.918 $14.187
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $11.526 $12.509 $14.966
   Accumulation Unit Value, End of Period...........      --      --      -- $11.526 $12.509 $14.966 $17.021
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.895 $ 7.549 $ 9.473 $10.369 $10.749 $12.275
   Accumulation Unit Value, End of Period........... $ 9.895 $ 7.549 $ 9.473 $10.369 $10.749 $12.275 $11.361
   Number of Units Outstanding, End of Period.......       0   1,421   3,366   3,366   3,366   3,039   3,039
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.184 $ 7.449 $ 9.431 $10.795 $11.932 $15.014
   Accumulation Unit Value, End of Period........... $ 9.184 $ 7.449 $ 9.431 $10.795 $11.932 $15.014 $16.026
   Number of Units Outstanding, End of Period.......   5,772   5,918   5,490   5,490   5,490   5,151   5,151
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.....      -- $10.000 $ 7.300 $10.762 $13.381 $14.110 $16.304
   Accumulation Unit Value, End of Period...........      -- $ 7.300 $10.762 $13.381 $14.110 $16.304 $14.017
   Number of Units Outstanding, End of Period.......      --   1,452   1,452   1,452   1,452   1,452   1,452
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.121 $ 6.601 $ 8.123 $ 8.405 $ 8.751 $ 9.090
   Accumulation Unit Value, End of Period........... $ 9.121 $ 6.601 $ 8.123 $ 8.405 $ 8.751 $ 9.090 $ 9.448
   Number of Units Outstanding, End of Period.......     285   1,988   4,360   4,360   4,359   3,962   3,680



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Strategic Growth Portfolio, Class I.

    ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
         EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
                   WITH THE DEATH BENEFIT COMBINATION OPTION
                          Mortality & Expense = 1.49



                                                                        For the Year Ending December 31
                                                              ----------------------------------------------------
Sub-Accounts                                                    2000      2001       2002       2003       2004
------------                                                  -------- ---------- ---------- ---------- ----------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $    9.664 $    6.789 $    5.156 $    6.383
   Accumulation Unit Value, End of Period.................... $  9.664 $    6.789 $    5.156 $    6.383 $    7.066
   Number of Units Outstanding, End of Period................  256,441    436,004    500,733    490,963    427,422
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   10.669 $    9.930 $    7.991 $   10.030
   Accumulation Unit Value, End of Period.................... $ 10.669 $    9.930 $    7.991 $   10.030 $   10.682
   Number of Units Outstanding, End of Period................  279,490    994,366  1,381,111  1,488,302  1,347,847
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $    9.515 $    6.829 $    5.280 $    6.368
   Accumulation Unit Value, End of Period.................... $  9.515 $    6.829 $    5.280 $    6.368 $    6.949
   Number of Units Outstanding, End of Period................  692,900  1,351,618  1,722,405  1,791,930  1,549,931
Morgan Stanley VIS European Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $    9.178 $    7.414 $    5.726 $    7.253
   Accumulation Unit Value, End of Period.................... $  9.178 $    7.414 $    5.726 $    7.253 $    8.030
   Number of Units Outstanding, End of Period................  222,221    359,098    441,085    462,045    433,021
Morgan Stanley VIS Global Advantage Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $    8.402 $    6.323 $    4.920 $    6.331
   Accumulation Unit Value, End of Period.................... $  8.402 $    6.323 $    4.920 $    6.331 $    6.997
   Number of Units Outstanding, End of Period................  110,885    137,873    127,797    133,453    131,478
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $    9.918 $    9.131 $    7.844 $   10.163
   Accumulation Unit Value, End of Period.................... $  9.918 $    9.131 $    7.844 $   10.163 $   11.468
   Number of Units Outstanding, End of Period................   34,125    173,267    358,014    446,295    481,525
Morgan Stanley VIS High Yield Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $    6.935 $    4.510 $    4.112 $    5.157
   Accumulation Unit Value, End of Period.................... $  6.935 $    4.510 $    4.112 $    5.157 $    5.561
   Number of Units Outstanding, End of Period................  139,820    213,247    335,188    642,860    540,477
Morgan Stanley VIS Income Builder Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   10.016 $   10.065 $    9.118 $   10.814
   Accumulation Unit Value, End of Period.................... $ 10.016 $   10.065 $    9.118 $   10.814 $   11.785
   Number of Units Outstanding, End of Period................   36,714    150,236    248,486  1,168,417  1,004,477
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   10.248 $   11.549 $   11.965 $   12.729
   Accumulation Unit Value, End of Period.................... $ 10.248 $   11.549 $   11.965 $   12.729 $   13.164
   Number of Units Outstanding, End of Period................   83,975    821,947  1,812,603  1,527,428  1,301,953
Morgan Stanley VIS Limited Duration Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   10.289 $   10.783 $   11.017 $   11.058
   Accumulation Unit Value, End of Period.................... $ 10.289 $   10.783 $   11.017 $   11.058 $   11.011
   Number of Units Outstanding, End of Period................   21,819    335,922    858,697  1,125,940    951,252
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   10.248 $   10.453 $   10.400 $   10.278
   Accumulation Unit Value, End of Period.................... $ 10.248 $   10.453 $   10.400 $   10.278 $   10.178
   Number of Units Outstanding, End of Period................  322,690  1,095,666  1,597,019  1,123,944    741,890
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $    8.946 $    7.702 $    5.862 $    7.358
   Accumulation Unit Value, End of Period.................... $  8.946 $    7.702 $    5.862 $    7.358 $    7.987
   Number of Units Outstanding, End of Period................  283,453    851,343  1,585,106  2,047,393  1,910,356
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $    9.909 $    8.837 $    7.729 $    9.577
   Accumulation Unit Value, End of Period.................... $  9.909 $    8.837 $    7.729 $    9.577 $   10.379
   Number of Units Outstanding, End of Period................  456,525    932,911  1,309,753  1,377,829  1,334,249
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   10.116 $    7.369 $    5.578 $    6.433
   Accumulation Unit Value, End of Period.................... $ 10.116 $    7.369 $    5.578 $    6.433 $    7.616
   Number of Units Outstanding, End of Period................  357,734    564,418    668,026    734,509    657,696
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $    6.377 $    5.869 $    5.262 $    7.752
   Accumulation Unit Value, End of Period.................... $  6.377 $    5.869 $    5.262 $    7.752 $    9.393
   Number of Units Outstanding, End of Period................   78,128    125,949    172,084    144,846    150,964
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $    8.324 $    6.954 $    4.937 $    6.071
   Accumulation Unit Value, End of Period.................... $  8.324 $    6.954 $    4.937 $    6.071 $    6.439
   Number of Units Outstanding, End of Period................  301,548    431,332    456,897    532,130    514,290
Van Kampen UIF International Magnum Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $    9.041 $    7.181 $    5.880 $    7.374
   Accumulation Unit Value, End of Period.................... $  9.041 $    7.181 $    5.880 $    7.374 $    8.519
   Number of Units Outstanding, End of Period................   73,831    120,221    163,628    236,961    238,284
Van Kampen UIF Mid Cap Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period..............       --         -- $   10.000 $    7.314 $   10.205
   Accumulation Unit Value, End of Period....................       --         -- $    7.314 $   10.205 $   12.214
   Number of Units Outstanding, End of Period................       --         --     78,423    184,747    188,752
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   10.217 $    9.739 $    6.899 $    9.609
   Accumulation Unit Value, End of Period.................... $ 10.217 $    9.739 $    6.899 $    9.609 $   10.837
   Number of Units Outstanding, End of Period................   98,471    484,236    930,000  1,028,980    936,164
Van Kampen UIF U.S. Real Estate Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   11.487 $   12.418 $   12.042 $   16.411
   Accumulation Unit Value, End of Period.................... $ 11.487 $   12.418 $   12.042 $   16.411 $   22.031
   Number of Units Outstanding, End of Period................   23,718     90,218    200,431    234,006    215,474
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period..............       --         --         --         -- $   10.000
   Accumulation Unit Value, End of Period....................       --         --         --         -- $   11.130
   Number of Units Outstanding, End of Period................       --         --         --         --     35,346
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period..............       --         -- $   10.000 $    8.041 $   10.350
   Accumulation Unit Value, End of Period....................       --         -- $    8.041 $   10.350 $   11.962
   Number of Units Outstanding, End of Period................       --         --    663,761  1,266,222  1,531,776
Van Kampen LIT Strategic Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $    8.118 $    5.473 $    3.637 $    4.558
   Accumulation Unit Value, End of Period.................... $  8.118 $    5.473 $    3.637 $    4.558 $    4.802
   Number of Units Outstanding, End of Period................  663,700    845,177    708,543    656,167    528,663
Van Kampen LIT Strategic Growth Portfolio, Class II
(1) Accumulation Unit Value, Beginning of Period.............       -- $   10.000 $    8.094 $    5.364 $    6.707
   Accumulation Unit Value, End of Period....................       -- $    8.094 $    5.364 $    6.707 $    7.049
   Number of Units Outstanding, End of Period................       --    182,095    495,589    500,983    461,976
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $    8.273 $    6.247 $    4.650 $    5.928
   Accumulation Unit Value, End of Period.................... $  8.273 $    6.247 $    4.650 $    5.928 $    6.221
   Number of Units Outstanding, End of Period................  146,236    267,191    412,123    599,760    533,269
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period..............       --         --         --         --         --
   Accumulation Unit Value, End of Period....................       --         --         --         --         --
   Number of Units Outstanding, End of Period................       --         --         --         --         --
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period..............       --         --         --         -- $   10.000
   Accumulation Unit Value, End of Period....................       --         --         --         -- $   10.821
   Number of Units Outstanding, End of Period................       --         --         --         --     17,828
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $    7.989 $    6.003 $    4.238 $    5.619
   Accumulation Unit Value, End of Period.................... $  7.989 $    6.003 $    4.238 $    5.619 $    6.334
   Number of Units Outstanding, End of Period................  126,220    223,872    302,481    421,273    451,056
AllianceBernstein VPS Growth and Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $   10.228 $   10.081 $    7.713 $   10.035
   Accumulation Unit Value, End of Period.................... $ 10.228 $   10.081 $    7.713 $   10.035 $   10.985
   Number of Units Outstanding, End of Period................  139,161  1,024,922  1,562,496  1,690,954  1,671,288

AllianceBernstein VPS Large Cap Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period........... $ 10.000 $  7.968 $  6.477 $  4.408 $  5.353
   Accumulation Unit Value, End of Period................. $  7.968 $  6.477 $  4.408 $  5.353 $  5.708
   Number of Units Outstanding, End of Period.............  373,195  577,287  602,725  766,215  721,643
FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period...........       --       --       --       -- $ 10.000
   Accumulation Unit Value, End of Period.................       --       --       --       -- $ 10.695
   Number of Units Outstanding, End of Period.............       --       --       --       --   15,886
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period...........       --       --       --       -- $ 10.000
   Accumulation Unit Value, End of Period.................       --       --       --       -- $ 11.240
   Number of Units Outstanding, End of Period.............       --       --       --       --   42,318
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period...........       --       --       --       -- $ 10.000
   Accumulation Unit Value, End of Period.................       --       --       --       -- $ 10.952
   Number of Units Outstanding, End of Period.............       --       --       --       --   24,502
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period...........       --       --       --       -- $ 10.000
   Accumulation Unit Value, End of Period.................       --       --       --       -- $ 11.519
   Number of Units Outstanding, End of Period.............       --       --       --       --   44,013
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $ 10.000 $ 10.549 $  9.718 $  7.749 $  9.715
   Accumulation Unit Value, End of Period................. $ 10.549 $  9.718 $  7.749 $  9.715 $ 10.624
   Number of Units Outstanding, End of Period.............   59,847  313,375  545,726  744,288  591,161
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $ 10.000 $  9.003 $  7.034 $  5.700 $  7.210
   Accumulation Unit Value, End of Period................. $  9.003 $  7.034 $  5.700 $  7.210 $  8.246
   Number of Units Outstanding, End of Period.............  180,652  401,979  569,619  564,642  516,366
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period...........       --       -- $ 10.000 $  7.296 $ 10.746
   Accumulation Unit Value, End of Period.................       --       -- $  7.296 $ 10.746 $ 13.349
   Number of Units Outstanding, End of Period.............       --       --  305,980  445,143  485,217
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $ 10.000 $  8.106 $  6.189 $  4.475 $  5.502
   Accumulation Unit Value, End of Period................. $  8.106 $  6.189 $  4.475 $  5.502 $  5.688
   Number of Units Outstanding, End of Period.............  292,798  570,627  734,266  661,226  617,844

    ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
         EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
                   WITH THE DEATH BENEFIT COMBINATION OPTION
                          Mortality & Expense = 1.49



                                                              For the Year Ending December 31
                                                              --------------------------------
Sub-Accounts                                                     2005       2006       2007
------------                                                  ---------- ---------- ----------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    7.066 $    8.535 $    9.043
   Accumulation Unit Value, End of Period.................... $    8.535 $    9.043 $   10.624
   Number of Units Outstanding, End of Period................    340,319    335,593    278,593
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.682 $   11.077 $   12.084
   Accumulation Unit Value, End of Period.................... $   11.077 $   12.084 $   12.356
   Number of Units Outstanding, End of Period................  1,142,480  1,005,855    857,701
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    6.949 $    8.063 $    8.248
   Accumulation Unit Value, End of Period.................... $    8.063 $    8.248 $    9.678
   Number of Units Outstanding, End of Period................  1,272,029  1,099,288    923,998
Morgan Stanley VIS European Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    8.030 $    8.564 $   10.947
   Accumulation Unit Value, End of Period.................... $    8.564 $   10.947 $   12.427
   Number of Units Outstanding, End of Period................    387,345    369,392    309,595
Morgan Stanley VIS Global Advantage Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    6.997 $    7.331 $    8.539
   Accumulation Unit Value, End of Period.................... $    7.331 $    8.539 $    9.806
   Number of Units Outstanding, End of Period................    115,446    100,291     88,718
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   11.468 $   11.985 $   14.345
   Accumulation Unit Value, End of Period.................... $   11.985 $   14.345 $   15.072
   Number of Units Outstanding, End of Period................    470,394    430,061    374,913
Morgan Stanley VIS High Yield Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    5.561 $    5.579 $    5.986
   Accumulation Unit Value, End of Period.................... $    5.579 $    5.986 $    6.121
   Number of Units Outstanding, End of Period................    384,421    299,875    241,105
Morgan Stanley VIS Income Builder Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   11.785 $   12.377 $   13.883
   Accumulation Unit Value, End of Period.................... $   12.377 $   13.883 $   14.054
   Number of Units Outstanding, End of Period................    798,338    652,666    457,445
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   13.164 $   13.355 $   13.847
   Accumulation Unit Value, End of Period.................... $   13.355 $   13.847 $   14.408
   Number of Units Outstanding, End of Period................  1,111,321    979,647    935,609
Morgan Stanley VIS Limited Duration Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   11.011 $   11.001 $   11.264
   Accumulation Unit Value, End of Period.................... $   11.001 $   11.264 $   11.396
   Number of Units Outstanding, End of Period................    829,027    774,764    910,349
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.178 $   10.272 $   10.551
   Accumulation Unit Value, End of Period.................... $   10.272 $   10.551 $   10.868
   Number of Units Outstanding, End of Period................    720,117    671,275    482,907
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    7.987 $    8.210 $    9.310
   Accumulation Unit Value, End of Period.................... $    8.210 $    9.310 $    9.621
   Number of Units Outstanding, End of Period................  1,700,618  1,454,502  1,268,974
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.379 $   11.040 $   12.469
   Accumulation Unit Value, End of Period.................... $   11.040 $   12.469 $   13.298
   Number of Units Outstanding, End of Period................  1,151,169  1,028,880    862,141
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    7.616 $    8.572 $   10.127
   Accumulation Unit Value, End of Period.................... $    8.572 $   10.127 $   11.964
   Number of Units Outstanding, End of Period................    538,300    463,568    476,162
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $    9.393 $   12.376 $   16.705
   Accumulation Unit Value, End of Period.................... $   12.376 $   16.705 $   23.091
   Number of Units Outstanding, End of Period................    163,988    163,047    132,893
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $    6.439 $    7.334 $    7.515
   Accumulation Unit Value, End of Period.................... $    7.334 $    7.515 $    9.015
   Number of Units Outstanding, End of Period................    436,679    320,230    320,992
Van Kampen UIF International Magnum Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $    8.519 $    9.313 $   11.471
   Accumulation Unit Value, End of Period.................... $    9.313 $   11.471 $   12.936
   Number of Units Outstanding, End of Period................    200,916    193,947    148,990
Van Kampen UIF Mid Cap Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $   12.214 $   14.134 $   15.201
   Accumulation Unit Value, End of Period.................... $   14.134 $   15.201 $   18.351
   Number of Units Outstanding, End of Period................    200,084    170,680    133,847
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $   10.837 $   11.980 $   14.232
   Accumulation Unit Value, End of Period.................... $   11.980 $   14.232 $   15.105
   Number of Units Outstanding, End of Period................    880,280    808,535    698,820
Van Kampen UIF U.S. Real Estate Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $   22.031 $   25.382 $   34.489
   Accumulation Unit Value, End of Period.................... $   25.382 $   34.489 $   28.147
   Number of Units Outstanding, End of Period................    189,199    174,366    147,644
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.............. $   11.130 $   12.172 $   12.571
   Accumulation Unit Value, End of Period.................... $   12.172 $   12.571 $   14.549
   Number of Units Outstanding, End of Period................     34,037     31,569     30,125
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.............. $   11.962 $   12.257 $   14.000
   Accumulation Unit Value, End of Period.................... $   12.257 $   14.000 $   13.457
   Number of Units Outstanding, End of Period................  1,529,185  1,368,211  1,120,545
Van Kampen LIT Strategic Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $    4.802 $    5.101 $    5.164
   Accumulation Unit Value, End of Period.................... $    5.101 $    5.164 $    5.945
   Number of Units Outstanding, End of Period................    378,012    282,336    237,121
Van Kampen LIT Strategic Growth Portfolio, Class II
(1) Accumulation Unit Value, Beginning of Period              $    7.049 $    7.468 $    7.543
   Accumulation Unit Value, End of Period.................... $    7.468 $    7.543 $    8.659
   Number of Units Outstanding, End of Period................    400,905    370,838    309,055
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period.............. $    6.221 $    6.665 $    6.973
   Accumulation Unit Value, End of Period.................... $    6.665 $    6.973 $    7.687
   Number of Units Outstanding, End of Period................    501,230    730,504    659,889
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period..............         -- $   10.000 $   10.800
   Accumulation Unit Value, End of Period....................         -- $   10.800 $   11.492
   Number of Units Outstanding, End of Period................         --    376,947    344,264
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.............. $   10.821 $   11.462 $   12.550
   Accumulation Unit Value, End of Period.................... $   11.462 $   12.550 $   13.530
   Number of Units Outstanding, End of Period................     22,544     15,855     17,147
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.............. $    6.334 $    6.960 $    6.765
   Accumulation Unit Value, End of Period.................... $    6.960 $    6.765 $    7.501
   Number of Units Outstanding, End of Period................    432,132    372,439    288,911
AllianceBernstein VPS Growth and Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.............. $   10.985 $   11.309 $   13.021
   Accumulation Unit Value, End of Period.................... $   11.309 $   13.021 $   13.438
   Number of Units Outstanding, End of Period................  1,431,212  1,291,664  1,037,397

AllianceBernstein VPS Large Cap Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period........... $  5.708 $  6.452 $  6.310
   Accumulation Unit Value, End of Period................. $  6.452 $  6.310 $  7.055
   Number of Units Outstanding, End of Period.............  708,345  657,344  532,648
FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period........... $ 10.695 $ 10.876 $ 11.708
   Accumulation Unit Value, End of Period................. $ 10.876 $ 11.708 $ 11.835
   Number of Units Outstanding, End of Period.............   16,833   28,331   26,896
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period........... $ 11.240 $ 11.241 $ 13.082
   Accumulation Unit Value, End of Period................. $ 11.241 $ 13.082 $ 13.358
   Number of Units Outstanding, End of Period.............  108,603  217,490  200,595
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period........... $ 10.952 $ 11.916 $ 13.885
   Accumulation Unit Value, End of Period................. $ 11.916 $ 13.885 $ 14.140
   Number of Units Outstanding, End of Period.............  144,079  213,727  157,763
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period........... $ 11.519 $ 12.491 $ 14.931
   Accumulation Unit Value, End of Period................. $ 12.491 $ 14.931 $ 16.965
   Number of Units Outstanding, End of Period.............  134,184  177,843  160,437
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $ 10.624 $ 11.004 $ 12.554
   Accumulation Unit Value, End of Period................. $ 11.004 $ 12.554 $ 11.609
   Number of Units Outstanding, End of Period.............  507,798  443,981  396,694
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $  8.246 $  9.106 $ 11.447
   Accumulation Unit Value, End of Period................. $  9.106 $ 11.447 $ 12.209
   Number of Units Outstanding, End of Period.............  533,021  515,718  446,897
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $ 13.349 $ 14.063 $ 16.236
   Accumulation Unit Value, End of Period................. $ 14.063 $ 16.236 $ 13.946
   Number of Units Outstanding, End of Period.............  459,194  456,712  422,535
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $  5.688 $  5.917 $  6.140
   Accumulation Unit Value, End of Period................. $  5.917 $  6.140 $  6.377
   Number of Units Outstanding, End of Period.............  492,552  435,359  353,975



* Contracts with the Death Benefit Combination Option were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Strategic Growth Portfolio, Class I.

  ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
       WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
                           Mortality & Expense = 1.5



                                                                     For the Year Ending December 31
                                                         -------------------------------------------------------
Sub-Accounts                                              2001    2002    2003    2004    2005    2006    2007
------------                                             ------- ------- ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.186 $ 6.976 $ 8.634 $ 9.557 $11.543 $12.229
   Accumulation Unit Value, End of Period............... $ 9.186 $ 6.976 $ 8.634 $ 9.557 $11.543 $12.229 $14.366
   Number of Units Outstanding, End of Period...........     149       0       0       0       0       0       0
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.312 $ 7.493 $ 9.404 $10.014 $10.384 $11.326
   Accumulation Unit Value, End of Period............... $ 9.312 $ 7.493 $ 9.404 $10.014 $10.384 $11.326 $11.580
   Number of Units Outstanding, End of Period...........  10,910  14,181  24,848  24,079  10,668  10,668  10,668
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.182 $ 7.127 $ 8.596 $ 9.378 $10.881 $11.129
   Accumulation Unit Value, End of Period............... $ 9.182 $ 7.127 $ 8.596 $ 9.378 $10.881 $11.129 $13.058
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Morgan Stanley VIS European Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.974 $ 7.380 $ 9.348 $10.347 $11.035 $14.105
   Accumulation Unit Value, End of Period............... $ 9.974 $ 7.380 $ 9.348 $10.347 $11.035 $14.105 $16.010
   Number of Units Outstanding, End of Period...........       0       0       0       0   1,421   1,421       0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.698 $ 6.985 $ 8.988 $ 9.932 $10.404 $12.118
   Accumulation Unit Value, End of Period............... $ 9.698 $ 6.985 $ 8.988 $ 9.932 $10.404 $12.118 $13.914
   Number of Units Outstanding, End of Period...........       0       0       0     776     775     775     696
Morgan Stanley VIS Global Dividend Growth Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.134 $ 8.321 $10.780 $12.163 $12.709 $15.210
   Accumulation Unit Value, End of Period............... $10.134 $ 8.321 $10.780 $12.163 $12.709 $15.210 $15.980
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Morgan Stanley VIS High Yield Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.195 $ 7.037 $ 8.825 $ 9.516 $ 9.545 $10.240
   Accumulation Unit Value, End of Period............... $ 9.195 $ 7.037 $ 8.825 $ 9.516 $ 9.545 $10.240 $10.470
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Morgan Stanley VIS Income Builder Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.628 $ 8.721 $10.343 $11.270 $11.836 $13.275
   Accumulation Unit Value, End of Period............... $ 9.628 $ 8.721 $10.343 $11.270 $11.836 $13.275 $13.437
   Number of Units Outstanding, End of Period...........   1,438   2,759   2,845   2,207   1,733   1,810   1,802
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.422 $10.797 $11.485 $11.876 $12.048 $12.490
   Accumulation Unit Value, End of Period............... $10.422 $10.797 $11.485 $11.876 $12.048 $12.490 $12.995
   Number of Units Outstanding, End of Period...........   1,612   4,551   2,344   2,428   2,240   2,266     270
Morgan Stanley VIS Limited Duration Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.280 $10.502 $10.540 $10.494 $10.484 $10.734
   Accumulation Unit Value, End of Period............... $10.280 $10.502 $10.540 $10.494 $10.484 $10.734 $10.858
   Number of Units Outstanding, End of Period...........   1,488   4,504   4,247   4,247       0       0       0
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.031 $10.002 $ 9.885 $ 9.788 $ 9.877 $10.144
   Accumulation Unit Value, End of Period............... $10.031 $10.002 $ 9.885 $ 9.788 $ 9.877 $10.144 $10.448
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.449 $ 7.191 $ 9.026 $ 9.797 $10.069 $11.418
   Accumulation Unit Value, End of Period............... $ 9.449 $ 7.191 $ 9.026 $ 9.797 $10.069 $11.418 $11.798
   Number of Units Outstanding, End of Period...........   8,443   9,701   9,248   8,412     680     654     631
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.534 $ 8.433 $10.448 $11.322 $12.042 $13.599
   Accumulation Unit Value, End of Period............... $ 9.534 $ 8.433 $10.448 $11.322 $12.042 $13.599 $14.502
   Number of Units Outstanding, End of Period...........     146     142     140     227     235     235     233
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 8.309 $ 6.290 $ 7.253 $ 8.586 $ 9.663 $11.415
   Accumulation Unit Value, End of Period............... $ 8.309 $ 6.290 $ 7.253 $ 8.586 $ 9.663 $11.415 $13.484
   Number of Units Outstanding, End of Period...........     912     964     964     306     280     293     262
Van Kampen UIF Emerging Markets Equity Portfolio,
  Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.259 $ 8.757 $12.898 $15.628 $20.587 $27.787
   Accumulation Unit Value, End of Period............... $ 9.259 $ 8.757 $12.898 $15.628 $20.587 $27.787 $38.405
   Number of Units Outstanding, End of Period...........       0       0       0       0     817     817       0
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.676 $ 6.840 $ 8.409 $ 8.919 $10.157 $10.406
   Accumulation Unit Value, End of Period............... $ 9.676 $ 6.840 $ 8.409 $ 8.919 $10.157 $10.406 $12.484
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Van Kampen UIF International Magnum Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.791 $ 7.449 $ 9.340 $10.790 $11.795 $14.526
   Accumulation Unit Value, End of Period............... $ 9.791 $ 7.449 $ 9.340 $10.790 $11.795 $14.526 $16.380
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 7.314 $10.204 $12.210 $14.128 $15.194
   Accumulation Unit Value, End of Period...............      -- $ 7.314 $10.204 $12.210 $14.128 $15.194 $18.341
   Number of Units Outstanding, End of Period...........      --       0       0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.858 $ 6.982 $ 9.724 $10.966 $12.121 $14.399
   Accumulation Unit Value, End of Period............... $ 9.858 $ 6.982 $ 9.724 $10.966 $12.121 $14.399 $15.280
   Number of Units Outstanding, End of Period...........   2,378   8,179   9,829   9,785   8,388   8,380   1,336
Van Kampen UIF U.S. Real Estate Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.586 $ 9.947 $13.554 $18.193 $20.959 $28.475
   Accumulation Unit Value, End of Period............... $10.586 $ 9.947 $13.554 $18.193 $20.959 $28.475 $23.237
   Number of Units Outstanding, End of Period...........       0     515     461     456     423     361     426
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      --      --      -- $10.000 $11.129 $12.169 $12.566
   Accumulation Unit Value, End of Period...............      --      --      -- $11.129 $12.169 $12.566 $14.542
   Number of Units Outstanding, End of Period...........      --      --      --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 8.041 $10.348 $11.958 $12.253 $13.994
   Accumulation Unit Value, End of Period...............      -- $ 8.041 $10.348 $11.958 $12.253 $13.994 $13.450
   Number of Units Outstanding, End of Period...........      --   1,595     513   1,175     663     663     594
Van Kampen LIT Strategic Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.251 $ 5.834 $ 7.312 $ 7.702 $ 8.181 $ 8.282
   Accumulation Unit Value, End of Period............... $ 9.251 $ 5.834 $ 7.312 $ 7.702 $ 8.181 $ 8.282 $ 9.532
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
(1) Accumulation Unit Value, Beginning of Period         $10.000 $ 8.768 $ 5.811 $ 7.265 $ 7.634 $ 8.087 $ 8.168

   Accumulation Unit Value, End of Period........... $ 8.768 $ 5.811 $ 7.265 $ 7.634 $ 8.087 $ 8.168 $ 9.375
   Number of Units Outstanding, End of Period.......      46     289     288     286     285     284     283
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.235 $ 6.875 $ 8.763 $ 9.196 $ 9.850 $10.305
   Accumulation Unit Value, End of Period........... $ 9.235 $ 6.875 $ 8.763 $ 9.196 $ 9.850 $10.305 $11.358
   Number of Units Outstanding, End of Period.......   1,127   3,414   3,414   3,414       0       0       0
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.....      --      --      --      --      -- $10.000 $10.799
   Accumulation Unit Value, End of Period...........      --      --      --      --      -- $10.799 $11.490
   Number of Units Outstanding, End of Period.......      --      --      --      --      --     281     280
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.820 $11.459 $12.545
   Accumulation Unit Value, End of Period...........      --      --      -- $10.820 $11.459 $12.545 $13.524
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0       0
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.351 $ 6.446 $ 8.545 $ 9.631 $10.581 $10.285
   Accumulation Unit Value, End of Period........... $ 9.351 $ 6.446 $ 8.545 $ 9.631 $10.581 $10.285 $11.402
   Number of Units Outstanding, End of Period.......       0       0       0     779   7,789   7,789     698
AllianceBernstein VPS Growth and Income Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.521 $ 7.284 $ 9.475 $10.371 $10.676 $12.292
   Accumulation Unit Value, End of Period........... $ 9.521 $ 7.284 $ 9.475 $10.371 $10.676 $12.292 $12.683
   Number of Units Outstanding, End of Period.......   1,942   4,455   4,062   4,093  10,969  10,994   2,998
AllianceBernstein VPS Large Cap Growth Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.318 $ 6.342 $ 7.700 $ 8.210 $ 9.279 $ 9.074
   Accumulation Unit Value, End of Period........... $ 9.318 $ 6.342 $ 7.700 $ 8.210 $ 9.279 $ 9.074 $10.144
   Number of Units Outstanding, End of Period.......   3,489   5,215   5,215   5,215       0       0       0
FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.695 $10.873 $11.703
   Accumulation Unit Value, End of Period...........      --      --      -- $10.695 $10.873 $11.703 $11.829
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $11.240 $11.238 $13.078
   Accumulation Unit Value, End of Period...........      --      --      -- $11.240 $11.238 $13.078 $13.352
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.951 $11.914 $13.881
   Accumulation Unit Value, End of Period...........      --      --      -- $10.951 $11.914 $13.881 $14.134
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $11.519 $12.488 $14.926
   Accumulation Unit Value, End of Period...........      --      --      -- $11.519 $12.488 $14.926 $16.958
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.455 $ 7.538 $ 9.449 $10.333 $10.701 $12.207
   Accumulation Unit Value, End of Period........... $ 9.455 $ 7.538 $ 9.449 $10.333 $10.701 $12.207 $11.287
   Number of Units Outstanding, End of Period.......     783     782     781     780       0       0       0
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.709 $ 7.437 $ 9.407 $10.757 $11.878 $14.931
   Accumulation Unit Value, End of Period........... $ 9.709 $ 7.437 $ 9.407 $10.757 $11.878 $14.931 $15.922
   Number of Units Outstanding, End of Period.......       0     523     523     522     502     468     448
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.....      -- $10.000 $ 7.295 $10.744 $13.346 $14.058 $16.229
   Accumulation Unit Value, End of Period...........      -- $ 7.295 $10.744 $13.346 $14.058 $16.229 $13.938
   Number of Units Outstanding, End of Period.......      --       0       0     622     622     622     558
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.116 $ 6.591 $ 8.102 $ 8.375 $ 8.712 $ 9.040
   Accumulation Unit Value, End of Period........... $ 9.116 $ 6.591 $ 8.102 $ 8.375 $ 8.712 $ 9.040 $ 9.387
   Number of Units Outstanding, End of Period.......     545     544  18,726  18,725  18,183  18,183  18,183



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Strategic Growth Portfolio, Class I.

  ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                       PERFORMANCE DEATH BENEFIT OPTION
                          Mortality & Expense = 1.53



                                                                     For the Year Ending December 31
                                                         -------------------------------------------------------
Sub-Accounts                                              2001    2002    2003    2004    2005    2006    2007
------------                                             ------- ------- ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.185 $ 6.973 $ 8.628 $ 9.547 $11.528 $12.208
   Accumulation Unit Value, End of Period............... $ 9.185 $ 6.973 $ 8.628 $ 9.547 $11.528 $12.208 $14.338
   Number of Units Outstanding, End of Period...........     856     906   2,717   2,485   2,428   1,921   1,916
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.311 $ 7.490 $ 9.397 $10.004 $10.369 $11.307
   Accumulation Unit Value, End of Period............... $ 9.311 $ 7.490 $ 9.397 $10.004 $10.369 $11.307 $11.557
   Number of Units Outstanding, End of Period...........   7,536  22,181  21,880  17,779  15,055  11,790  10,083
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.218 $ 7.124 $ 8.589 $ 9.368 $10.867 $11.110
   Accumulation Unit Value, End of Period............... $ 9.218 $ 7.124 $ 8.589 $ 9.368 $10.867 $11.110 $13.032
   Number of Units Outstanding, End of Period...........   7,275  15,485  13,811  14,703  11,688  11,689   7,127
Morgan Stanley VIS European Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.556 $ 7.377 $ 9.341 $10.336 $11.020 $14.081
   Accumulation Unit Value, End of Period............... $ 9.556 $ 7.377 $ 9.341 $10.336 $11.020 $14.081 $15.978
   Number of Units Outstanding, End of Period...........   1,140   3,566   5,381   6,227   5,946   5,945   4,434
Morgan Stanley VIS Global Advantage Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.698 $ 6.981 $ 8.981 $ 9.921 $10.390 $12.098
   Accumulation Unit Value, End of Period............... $ 9.698 $ 6.981 $ 8.981 $ 9.921 $10.390 $12.098 $13.887
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Morgan Stanley VIS Global Dividend Growth Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.685 $ 8.317 $10.771 $12.150 $12.692 $15.185
   Accumulation Unit Value, End of Period............... $ 9.685 $ 8.317 $10.771 $12.150 $12.692 $15.185 $15.949
   Number of Units Outstanding, End of Period...........   1,632   6,641   6,177   6,320   2,673   2,673   1,322
Morgan Stanley VIS High Yield Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 7.718 $ 7.034 $ 8.818 $ 9.506 $ 9.532 $10.223
   Accumulation Unit Value, End of Period............... $ 7.718 $ 7.034 $ 8.818 $ 9.506 $ 9.532 $10.223 $10.450
   Number of Units Outstanding, End of Period...........     439     439     951     771     853     416       0
Morgan Stanley VIS Income Builder Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.627 $ 8.717 $10.335 $11.258 $11.820 $13.253
   Accumulation Unit Value, End of Period............... $ 9.627 $ 8.717 $10.335 $11.258 $11.820 $13.253 $13.411
   Number of Units Outstanding, End of Period...........     829   3,694   5,893   5,914   4,609   4,109   3,824
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.421 $10.792 $11.476 $11.863 $12.031 $12.469
   Accumulation Unit Value, End of Period............... $10.421 $10.792 $11.476 $11.863 $12.031 $12.469 $12.969
   Number of Units Outstanding, End of Period...........     943   3,998  19,710  14,303   5,125   2,050   2,050
Morgan Stanley VIS Limited Duration Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.279 $10.497 $10.532 $10.483 $10.470 $10.716
   Accumulation Unit Value, End of Period............... $10.279 $10.497 $10.532 $10.483 $10.470 $10.716 $10.837
   Number of Units Outstanding, End of Period...........     121  33,980   5,478   3,679   2,472   2,712   2,711
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.053 $ 9.998 $ 9.877 $ 9.777 $ 9.863 $10.127
   Accumulation Unit Value, End of Period............... $10.053 $ 9.998 $ 9.877 $ 9.777 $ 9.863 $10.127 $10.427
   Number of Units Outstanding, End of Period...........  20,406  50,938   6,593   3,661   3,235   2,294   1,854
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.448 $ 7.188 $ 9.019 $ 9.787 $10.056 $11.399
   Accumulation Unit Value, End of Period............... $ 9.448 $ 7.188 $ 9.019 $ 9.787 $10.056 $11.399 $11.775
   Number of Units Outstanding, End of Period...........  12,846  17,866  23,530  22,150  21,877  20,830   8,181
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.532 $ 8.430 $10.440 $11.310 $12.025 $13.576
   Accumulation Unit Value, End of Period............... $ 9.532 $ 8.430 $10.440 $11.310 $12.025 $13.576 $14.474
   Number of Units Outstanding, End of Period...........   7,962  11,014  12,718   9,930   9,603   5,447   2,544
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 8.308 $ 6.287 $ 7.248 $ 8.577 $ 9.650 $11.396
   Accumulation Unit Value, End of Period............... $ 8.308 $ 6.287 $ 7.248 $ 8.577 $ 9.650 $11.396 $13.457
   Number of Units Outstanding, End of Period...........   2,204   2,203   2,202   2,201       0       0       0
Van Kampen UIF Emerging Markets Equity Portfolio,
  Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.766 $ 8.752 $12.888 $15.611 $20.559 $27.741
   Accumulation Unit Value, End of Period............... $ 9.766 $ 8.752 $12.888 $15.611 $20.559 $27.741 $38.329
   Number of Units Outstanding, End of Period...........   1,106   1,804   2,087   1,217   1,216   1,216   1,431
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.633 $ 6.837 $ 8.403 $ 8.910 $10.143 $10.389
   Accumulation Unit Value, End of Period............... $ 9.633 $ 6.837 $ 8.403 $ 8.910 $10.143 $10.389 $12.459
   Number of Units Outstanding, End of Period...........   1,842   5,397   5,397   6,321   6,321   6,321   1,167
Van Kampen UIF International Magnum Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.791 $ 7.445 $ 9.333 $10.779 $11.779 $14.502
   Accumulation Unit Value, End of Period............... $ 9.791 $ 7.445 $ 9.333 $10.779 $11.779 $14.502 $16.348
   Number of Units Outstanding, End of Period...........       0       0       0     621     621     621     621
Van Kampen UIF Mid Cap Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 7.312 $10.199 $12.201 $14.113 $15.173
   Accumulation Unit Value, End of Period...............      -- $ 7.312 $10.199 $12.201 $14.113 $15.173 $18.310
   Number of Units Outstanding, End of Period...........      --   3,414   3,258   3,257   3,256   3,096   3,633
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.856 $ 6.979 $ 9.717 $10.955 $12.105 $14.375
   Accumulation Unit Value, End of Period............... $ 9.856 $ 6.979 $ 9.717 $10.955 $12.105 $14.375 $15.250
   Number of Units Outstanding, End of Period...........   5,648  17,892  10,131  16,589  16,370  11,918  10,719
Van Kampen UIF U.S. Real Estate Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.256 $ 9.942 $13.543 $18.174 $20.930 $28.428
   Accumulation Unit Value, End of Period............... $10.256 $ 9.942 $13.543 $18.174 $20.930 $28.428 $23.191
   Number of Units Outstanding, End of Period...........     726   3,570   2,211   1,670     754     475     475
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      --      --      -- $10.000 $11.127 $12.163 $12.556
   Accumulation Unit Value, End of Period...............      --      --      -- $11.127 $12.163 $12.556 $14.526
   Number of Units Outstanding, End of Period...........      --      --      --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 8.039 $10.343 $11.949 $12.239 $13.974
   Accumulation Unit Value, End of Period...............      -- $ 8.039 $10.343 $11.949 $12.239 $13.974 $13.427
   Number of Units Outstanding, End of Period...........      --   1,915   3,863   3,282   6,017   4,622   4,643
Van Kampen LIT Strategic Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 8.780 $ 5.832 $ 7.306 $ 7.694 $ 8.170 $ 8.268
   Accumulation Unit Value, End of Period............... $ 8.780 $ 5.832 $ 7.306 $ 7.694 $ 8.170 $ 8.268 $ 9.513
   Number of Units Outstanding, End of Period...........   1,647   6,399   6,403   6,406   4,897   4,907     188

Van Kampen LIT Strategic Growth Portfolio, Class II
(1) Accumulation Unit Value, Beginning of Period.... $10.000 $ 8.767 $ 5.808 $ 7.259 $ 7.626 $ 8.076 $ 8.154
   Accumulation Unit Value, End of Period........... $ 8.767 $ 5.808 $ 7.259 $ 7.626 $ 8.076 $ 8.154 $ 9.357
   Number of Units Outstanding, End of Period.......   3,477   7,732   7,327   6,065   6,906   5,717   3,284
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.234 $ 6.872 $ 8.757 $ 9.186 $ 9.836 $10.287
   Accumulation Unit Value, End of Period........... $ 9.234 $ 6.872 $ 8.757 $ 9.186 $ 9.836 $10.287 $11.336
   Number of Units Outstanding, End of Period.......     423     536     265     265     268     820     822
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.....      --      --      --      --      -- $10.000 $10.797
   Accumulation Unit Value, End of Period...........      --      --      --      --      -- $10.797 $11.484
   Number of Units Outstanding, End of Period.......      --      --      --      --      --   3,800   1,448
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.818 $11.453 $12.535
   Accumulation Unit Value, End of Period...........      --      --      -- $10.818 $11.453 $12.535 $13.509
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0     326
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.129 $ 6.443 $ 8.538 $ 9.621 $10.567 $10.268
   Accumulation Unit Value, End of Period........... $ 9.129 $ 6.443 $ 8.538 $ 9.621 $10.567 $10.268 $11.380
   Number of Units Outstanding, End of Period.......   1,019   1,724     468   2,573   2,340   1,961   2,709
AllianceBernstein VPS Growth and Income Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.520 $ 7.280 $ 9.468 $10.360 $10.661 $12.271
   Accumulation Unit Value, End of Period........... $ 9.520 $ 7.280 $ 9.468 $10.360 $10.661 $12.271 $12.658
   Number of Units Outstanding, End of Period.......   4,775  15,189  12,798  10,232  10,582   7,554   5,845
AllianceBernstein VPS Large Cap Growth Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.317 $ 6.339 $ 7.694 $ 8.201 $ 9.266 $ 9.059
   Accumulation Unit Value, End of Period........... $ 9.317 $ 6.339 $ 7.694 $ 8.201 $ 9.266 $ 9.059 $10.125
   Number of Units Outstanding, End of Period.......   3,831   8,884   8,877   8,871   8,866   8,861   7,202
FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.693 $10.868 $11.694
   Accumulation Unit Value, End of Period...........      --      --      -- $10.693 $10.868 $11.694 $11.817
   Number of Units Outstanding, End of Period.......      --      --      --       0     398     397       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $11.237 $11.234 $13.069
   Accumulation Unit Value, End of Period...........      --      --      -- $11.237 $11.234 $13.069 $13.340
   Number of Units Outstanding, End of Period.......      --      --      --     675     674     811   1,704
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.949 $11.908 $13.870
   Accumulation Unit Value, End of Period...........      --      --      -- $10.949 $11.908 $13.870 $14.119
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0     203
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $11.516 $12.482 $14.915
   Accumulation Unit Value, End of Period...........      --      --      -- $11.516 $12.482 $14.915 $16.940
   Number of Units Outstanding, End of Period.......      --      --      --     647   3,327   3,117   3,063
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.453 $ 7.534 $ 9.442 $10.322 $10.686 $12.187
   Accumulation Unit Value, End of Period........... $ 9.453 $ 7.534 $ 9.442 $10.322 $10.686 $12.187 $11.265
   Number of Units Outstanding, End of Period.......   4,403   4,797   4,602   4,137   4,005   3,500     197
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.178 $ 7.434 $ 9.400 $10.746 $11.862 $14.906
   Accumulation Unit Value, End of Period........... $ 9.178 $ 7.434 $ 9.400 $10.746 $11.862 $14.906 $15.891
   Number of Units Outstanding, End of Period.......   2,107   3,659   1,882   1,804   1,803   1,978     947
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.....      -- $10.000 $ 7.294 $10.739 $13.335 $14.043 $16.206
   Accumulation Unit Value, End of Period...........      -- $ 7.294 $10.739 $13.335 $14.043 $16.206 $13.915
   Number of Units Outstanding, End of Period.......      --   9,797   1,794   3,821   2,635   2,525   2,915
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.115 $ 6.588 $ 8.096 $ 8.366 $ 8.700 $ 9.025
   Accumulation Unit Value, End of Period........... $ 9.115 $ 6.588 $ 8.096 $ 8.366 $ 8.700 $ 9.025 $ 9.368
   Number of Units Outstanding, End of Period.......   2,670   4,058   3,654   3,652   1,038       0       0



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.53% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Strategic Growth Portfolio, Class I.

    ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
         EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
                 WITH THE INCOME BENEFIT COMBINATION OPTION 2
                          Mortality & Expense = 1.55



                                                                    For the Year Ending December 31
                                                              --------------------------------------------
Sub-Accounts                                                    2000     2001     2002     2003     2004
------------                                                  -------- -------- -------- -------- --------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $  9.661 $  6.783 $  5.148 $  6.369
   Accumulation Unit Value, End of Period.................... $  9.661 $  6.783 $  5.148 $  6.369 $  7.046
   Number of Units Outstanding, End of Period................   42,754  174,685  256,420  295,950  262,263
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 10.665 $  9.921 $  7.979 $ 10.009
   Accumulation Unit Value, End of Period.................... $ 10.665 $  9.921 $  7.979 $ 10.009 $ 10.653
   Number of Units Outstanding, End of Period................   21,693  235,720  421,155  500,347  472,460
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $  9.512 $  6.823 $  5.272 $  6.355
   Accumulation Unit Value, End of Period.................... $  9.512 $  6.823 $  5.272 $  6.355 $  6.930
   Number of Units Outstanding, End of Period................   85,912  365,394  584,017  663,185  624,822
Morgan Stanley VIS European Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $  9.175 $  7.407 $  5.717 $  7.238
   Accumulation Unit Value, End of Period.................... $  9.175 $  7.407 $  5.717 $  7.238 $  8.008
   Number of Units Outstanding, End of Period................   33,630  125,570  273,929  298,415  282,437
Morgan Stanley VIS Global Advantage Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $  8.399 $  6.317 $  4.912 $  6.318
   Accumulation Unit Value, End of Period.................... $  8.399 $  6.317 $  4.912 $  6.318 $  6.978
   Number of Units Outstanding, End of Period................   29,414   52,850   75,455   95,232   82,030
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $  9.914 $  9.123 $  7.832 $ 10.141
   Accumulation Unit Value, End of Period.................... $  9.914 $  9.123 $  7.832 $ 10.141 $ 11.437
   Number of Units Outstanding, End of Period................      725   71,662  195,517  283,850  346,948
Morgan Stanley VIS High Yield Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $  6.933 $  4.506 $  4.106 $  5.146
   Accumulation Unit Value, End of Period.................... $  6.933 $  4.506 $  4.106 $  5.146 $  5.546
   Number of Units Outstanding, End of Period................    6,400   60,626  144,983  313,755  364,784
Morgan Stanley VIS Income Builder Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 10.013 $ 10.055 $  9.103 $ 10.791
   Accumulation Unit Value, End of Period.................... $ 10.013 $ 10.055 $  9.103 $ 10.791 $ 11.752
   Number of Units Outstanding, End of Period................        0   37,712   82,651  129,269  143,673
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 10.730 $ 11.538 $ 11.947 $ 12.702
   Accumulation Unit Value, End of Period.................... $ 10.730 $ 11.538 $ 11.947 $ 12.702 $ 13.128
   Number of Units Outstanding, End of Period................   11,910  208,135  449,444  438,057  459,141
Morgan Stanley VIS Limited Duration Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 10.285 $ 10.773 $ 11.000 $ 11.034
   Accumulation Unit Value, End of Period.................... $ 10.285 $ 10.773 $ 11.000 $ 11.034 $ 10.981
   Number of Units Outstanding, End of Period................    8,832  139,644  562,816  651,487  590,495
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 10.244 $ 10.443 $ 10.384 $ 10.256
   Accumulation Unit Value, End of Period.................... $ 10.244 $ 10.443 $ 10.384 $ 10.256 $ 10.151
   Number of Units Outstanding, End of Period................   42,625  473,269  651,222  349,472  297,482
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $  8.943 $  7.694 $  5.853 $  7.342
   Accumulation Unit Value, End of Period.................... $  8.943 $  7.694 $  5.853 $  7.342 $  7.965
   Number of Units Outstanding, End of Period................   18,563  314,650  639,982  827,234  813,625
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $  9.905 $  8.729 $  7.717 $  9.556
   Accumulation Unit Value, End of Period.................... $  9.905 $  8.729 $  7.717 $  9.556 $ 10.351
   Number of Units Outstanding, End of Period................   18,516  202,350  296,576  396,752  434,654
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 10.113 $  7.362 $  5.570 $  6.420
   Accumulation Unit Value, End of Period.................... $ 10.113 $  7.362 $  5.570 $  6.420 $  7.595
   Number of Units Outstanding, End of Period................   14,072  113,013  146,863  153,059  177,833
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $  6.375 $  5.863 $  5.254 $  7.735
   Accumulation Unit Value, End of Period.................... $  6.375 $  5.863 $  5.254 $  7.735 $  9.367
   Number of Units Outstanding, End of Period................   28,025   39,539  126,816  163,520  191,255
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $  8.321 $  6.947 $  4.929 $  6.058
   Accumulation Unit Value, End of Period.................... $  8.321 $  6.947 $  4.929 $  6.058 $  6.422
   Number of Units Outstanding, End of Period................   28,025   66,571  157,942  255,722  246,238
Van Kampen UIF International Magnum Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $  9.038 $  7.175 $  5.871 $  7.358
   Accumulation Unit Value, End of Period.................... $  9.038 $  7.175 $  5.871 $  7.358 $  8.496
   Number of Units Outstanding, End of Period................    6,737   44,320   83,338  135,827  143,327
Van Kampen UIF Mid Cap Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period..............       --       -- $ 10.000 $  7.311 $ 10.195
   Accumulation Unit Value, End of Period....................       --       -- $  7.311 $ 10.195 $ 12.194
   Number of Units Outstanding, End of Period................       --       --   42,389  112,784  127,863
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 10.214 $  9.729 $  6.888 $  9.588
   Accumulation Unit Value, End of Period.................... $ 10.214 $  9.729 $  6.888 $  9.588 $ 10.807
   Number of Units Outstanding, End of Period................   13,153  289,059  570,396  644,672  623,287
Van Kampen UIF U.S. Real Estate Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 11.483 $ 12.406 $ 12.024 $ 16.376
   Accumulation Unit Value, End of Period.................... $ 11.483 $ 12.406 $ 12.024 $ 16.376 $ 21.971
   Number of Units Outstanding, End of Period................    4,475   42,773  147,714  167,421  150,898
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period..............       --       --       --       -- $ 10.000
   Accumulation Unit Value, End of Period....................       --       --       --       -- $ 11.125
   Number of Units Outstanding, End of Period................       --       --       --       --   43,737
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period..............       --       -- $ 10.000 $  8.038 $ 10.339
   Accumulation Unit Value, End of Period....................       --       -- $  8.038 $ 10.339 $ 11.942
   Number of Units Outstanding, End of Period................       --       --  299,434  655,388  825,722
Van Kampen LIT Strategic Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $  8.115 $  5.468 $  3.631 $  4.548
   Accumulation Unit Value, End of Period.................... $  8.115 $  5.468 $  3.631 $  4.548 $  4.789
   Number of Units Outstanding, End of Period................  196,257  281,050      261  249,079  219,439
Van Kampen LIT Strategic Growth Portfolio, Class II
(1) Accumulation Unit Value, Beginning of Period.............       -- $ 10.000 $  8.090 $  5.359 $  6.697
   Accumulation Unit Value, End of Period....................       -- $  8.090 $  5.359 $  6.697 $  7.034
   Number of Units Outstanding, End of Period................       --  219,730  474,867  564,240  502,029
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $  8.271 $  6.241 $  4.643 $  5.916
   Accumulation Unit Value, End of Period.................... $  8.271 $  6.241 $  4.643 $  5.916 $  6.204
   Number of Units Outstanding, End of Period................    6,211   96,658  231,645  287,723  268,632
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period..............       --       --       --       --       --
   Accumulation Unit Value, End of Period....................       --       --       --       --       --
   Number of Units Outstanding, End of Period................       --       --       --       --       --
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period..............       --       --       --       -- $ 10.000
   Accumulation Unit Value, End of Period....................       --       --       --       -- $ 10.816
   Number of Units Outstanding, End of Period................       --       --       --       --    7,239
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $  7.987 $  5.997 $  4.232 $  5.607
   Accumulation Unit Value, End of Period.................... $  7.987 $  5.997 $  4.232 $  5.607 $  6.317
   Number of Units Outstanding, End of Period................    8,756  104,686  136,411  183,502  203,083
AllianceBernstein VPS Growth and Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.............. $ 10.000 $ 10.225 $ 10.072 $  7.701 $ 10.013
   Accumulation Unit Value, End of Period.................... $ 10.225 $ 10.072 $  7.701 $ 10.013 $ 10.955
   Number of Units Outstanding, End of Period................    7,310  426,575  770,127  815,187  739,834

AllianceBernstein VPS Large Cap Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period........... $10.000 $  7.965 $  6.471 $  4.402 $  5.341
   Accumulation Unit Value, End of Period................. $ 7.965 $  6.471 $  4.402 $  5.341 $  5.692
   Number of Units Outstanding, End of Period.............  30,555  141,332  266,582  298,215  285,393
FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period...........      --       --       --       -- $ 10.000
   Accumulation Unit Value, End of Period.................      --       --       --       -- $ 10.691
   Number of Units Outstanding, End of Period.............      --       --       --       --    1,404
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period...........      --       --       --       -- $ 10.000
   Accumulation Unit Value, End of Period.................      --       --       --       -- $ 11.236
   Number of Units Outstanding, End of Period.............      --       --       --       --   26,473
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period...........      --       --       --       -- $ 10.000
   Accumulation Unit Value, End of Period.................      --       --       --       -- $ 10.947
   Number of Units Outstanding, End of Period.............      --       --       --       --   16,625
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period...........      --       --       --       -- $ 10.000
   Accumulation Unit Value, End of Period.................      --       --       --       -- $ 11.515
   Number of Units Outstanding, End of Period.............      --       --       --       --   23,770
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 10.546 $  9.709 $  7.737 $  9.694
   Accumulation Unit Value, End of Period................. $10.546 $  9.709 $  7.737 $  9.694 $ 10.595
   Number of Units Outstanding, End of Period.............  10,484   59,852  122,668  143,446  132,544
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $  9.000 $  7.028 $  5.691 $  7.195
   Accumulation Unit Value, End of Period................. $ 9.000 $  7.028 $  5.691 $  7.195 $  8.223
   Number of Units Outstanding, End of Period.............  23,069  229,523  513,582  600,746  565,839
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period...........      --       -- $ 10.000 $  7.293 $ 10.735
   Accumulation Unit Value, End of Period.................      --       -- $  7.293 $ 10.735 $ 13.328
   Number of Units Outstanding, End of Period.............      --       --  117,413  204,374  194,831
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $  8.103 $  6.183 $  4.468 $  5.490
   Accumulation Unit Value, End of Period................. $ 8.000 $  6.183 $  4.468 $  5.490 $  5.672
   Number of Units Outstanding, End of Period.............  94,544  203,000  374,566  442,740  401,713

    ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
         EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
                 WITH THE INCOME BENEFIT COMBINATION OPTION 2
                          Mortality & Expense = 1.55



                                                              For the Year Ending December 31
                                                              -------------------------------
Sub-Accounts                                                    2005       2006       2007
------------                                                   --------   --------  --------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $  7.046   $  8.507   $  9.007
   Accumulation Unit Value, End of Period.................... $  8.507   $  9.007   $ 10.576
   Number of Units Outstanding, End of Period................  245,674    264,786    186,783
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.653   $ 11.040   $ 12.036
   Accumulation Unit Value, End of Period.................... $ 11.040   $ 12.036   $ 12.300
   Number of Units Outstanding, End of Period................  443,270    392,454    257,467
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $  6.930   $  8.037   $  8.215
   Accumulation Unit Value, End of Period.................... $  8.037   $  8.215   $  9.634
   Number of Units Outstanding, End of Period................  544,766    491,332    366,332
Morgan Stanley VIS European Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $  8.008   $  8.535   $ 10.904
   Accumulation Unit Value, End of Period.................... $  8.535   $ 10.904   $ 12.371
   Number of Units Outstanding, End of Period................  252,518    237,294    178,454
Morgan Stanley VIS Global Advantage Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $  6.978   $  7.306   $  8.506
   Accumulation Unit Value, End of Period.................... $  7.306   $  8.506   $  9.762
   Number of Units Outstanding, End of Period................   78,841     70,261     55,684
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 11.437   $ 11.945   $ 14.288
   Accumulation Unit Value, End of Period.................... $ 11.945   $ 14.288   $ 15.004
   Number of Units Outstanding, End of Period................  334,877    298,429    239,980
Morgan Stanley VIS High Yield Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $  5.546   $  5.561   $  5.963
   Accumulation Unit Value, End of Period.................... $  5.561   $  5.963   $  6.093
   Number of Units Outstanding, End of Period................  299,040    249,981    130,688
Morgan Stanley VIS Income Builder Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 11.752   $ 12.336   $ 13.829
   Accumulation Unit Value, End of Period.................... $ 12.336   $ 13.829   $ 13.991
   Number of Units Outstanding, End of Period................  153,296    145,993     95,324
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 13.128   $ 13.311   $ 13.792
   Accumulation Unit Value, End of Period.................... $ 13.311   $ 13.792   $ 14.343
   Number of Units Outstanding, End of Period................  435,508    375,191    285,228
Morgan Stanley VIS Limited Duration Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.981   $ 10.965   $ 11.220
   Accumulation Unit Value, End of Period.................... $ 10.965   $ 11.220   $ 11.344
   Number of Units Outstanding, End of Period................  516,195    403,667    313,788
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.151   $ 10.238   $ 10.509
   Accumulation Unit Value, End of Period.................... $ 10.238   $ 10.509   $ 10.819
   Number of Units Outstanding, End of Period................  258,659    397,866    408,864
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $  7.965   $  8.183   $  9.274
   Accumulation Unit Value, End of Period.................... $  8.183   $  9.274   $  9.578
   Number of Units Outstanding, End of Period................  709,396    595,062    492,564
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $ 10.351   $ 11.003   $ 12.420
   Accumulation Unit Value, End of Period.................... $ 11.003   $ 12.420   $ 13.238
   Number of Units Outstanding, End of Period................  384,516    369,964    272,252
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $  7.595   $  8.544   $ 10.087
   Accumulation Unit Value, End of Period.................... $  8.544   $ 10.087   $ 11.910
   Number of Units Outstanding, End of Period................  171,227    168,602     94,389
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $  9.367   $ 12.334   $ 16.640
   Accumulation Unit Value, End of Period.................... $ 12.334   $ 16.640   $ 22.986
   Number of Units Outstanding, End of Period................  214,581    193,417    155,076
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $  6.422   $  7.309   $  7.485
   Accumulation Unit Value, End of Period.................... $  7.309   $  7.485   $  8.975
   Number of Units Outstanding, End of Period................  225,147    247,540    232,613
Van Kampen UIF International Magnum Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $  8.496   $  9.282   $ 11.426
   Accumulation Unit Value, End of Period.................... $  9.282   $ 11.426   $ 12.877
   Number of Units Outstanding, End of Period................  132,746    127,491    116,230
Van Kampen UIF Mid Cap Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $ 12.194   $ 14.103   $ 15.159
   Accumulation Unit Value, End of Period.................... $ 14.103   $ 15.159   $ 18.289
   Number of Units Outstanding, End of Period................  124,661    142,903    113,842
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $ 10.807   $ 11.940   $ 14.176
   Accumulation Unit Value, End of Period.................... $ 11.940   $ 14.176   $ 15.036
   Number of Units Outstanding, End of Period................  568,527    510,550    411,673
Van Kampen UIF U.S. Real Estate Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $ 21.971   $ 25.298   $ 34.353
   Accumulation Unit Value, End of Period.................... $ 25.298   $ 34.353   $ 28.020
   Number of Units Outstanding, End of Period................  142,875    124,320     94,245
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.............. $ 11.125   $ 12.161   $ 12.551
   Accumulation Unit Value, End of Period.................... $ 12.161   $ 12.551   $ 14.517
   Number of Units Outstanding, End of Period................   36,429     32,990     32,298
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.............. $ 11.942   $ 12.230   $ 13.961
   Accumulation Unit Value, End of Period.................... $ 12.230   $ 13.961   $ 13.412
   Number of Units Outstanding, End of Period................  791,506    748,965    618,232
Van Kampen LIT Strategic Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $  4.789   $  5.084   $  5.144
   Accumulation Unit Value, End of Period.................... $  5.084   $  5.144   $  5.918
   Number of Units Outstanding, End of Period................  213,137    181,432    149,537
Van Kampen LIT Strategic Growth Portfolio, Class II
(1) Accumulation Unit Value, Beginning of Period............. $  7.034   $  7.447   $  7.518
   Accumulation Unit Value, End of Period.................... $  7.447   $  7.518   $  8.625
   Number of Units Outstanding, End of Period................  440,100    383,772    296,644
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period.............. $  6.204   $  6.642   $  6.946
   Accumulation Unit Value, End of Period.................... $  6.642   $  6.946   $  7.652
   Number of Units Outstanding, End of Period................  254,069    343,531    289,925
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period..............       --   $ 10.000   $ 10.796
   Accumulation Unit Value, End of Period....................       --   $ 10.796   $ 11.480
   Number of Units Outstanding, End of Period................       --    166,825    126,289
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.............. $ 10.816   $ 11.450   $ 12.529
   Accumulation Unit Value, End of Period.................... $ 11.450   $ 12.529   $ 13.500
   Number of Units Outstanding, End of Period................   13,811      9,556     10,547
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.............. $  6.317   $  6.937   $  6.739
   Accumulation Unit Value, End of Period.................... $  6.937   $  6.739   $  7.467
   Number of Units Outstanding, End of Period................  267,679    255,228    181,201
AllianceBernstein VPS Growth and Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.............. $ 10.955   $ 11.271   $ 12.970
   Accumulation Unit Value, End of Period.................... $ 11.271   $ 12.970   $ 13.377
   Number of Units Outstanding, End of Period................  615,391    515,021    389,121

AllianceBernstein VPS Large Cap Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period........... $  5.692 $  6.431 $  6.285
   Accumulation Unit Value, End of Period................. $  6.431 $  6.285 $  7.023
   Number of Units Outstanding, End of Period.............  292,691  271,897  230,260
FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period........... $ 10.691 $ 10.865 $ 11.688
   Accumulation Unit Value, End of Period................. $ 10.865 $ 11.688 $ 11.808
   Number of Units Outstanding, End of Period.............   12,312   13,737   18,521
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period........... $ 11.236 $ 11.229 $ 13.061
   Accumulation Unit Value, End of Period................. $ 11.229 $ 13.061 $ 13.329
   Number of Units Outstanding, End of Period.............   82,649  159,527  194,756
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period........... $ 10.947 $ 11.905 $ 13.863
   Accumulation Unit Value, End of Period................. $ 11.905 $ 13.863 $ 14.109
   Number of Units Outstanding, End of Period.............   44,544   93,180  105,800
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period........... $ 11.515 $ 12.478 $ 14.906
   Accumulation Unit Value, End of Period................. $ 12.478 $ 14.906 $ 16.927
   Number of Units Outstanding, End of Period.............  128,442  135,316  133,388
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $ 10.595 $ 10.967 $ 12.505
   Accumulation Unit Value, End of Period................. $ 10.967 $ 12.505 $ 11.556
   Number of Units Outstanding, End of Period.............  122,068  117,478   82,802
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $  8.223 $  9.076 $ 11.402
   Accumulation Unit Value, End of Period................. $  9.076 $ 11.402 $ 12.153
   Number of Units Outstanding, End of Period.............  525,204  527,562  456,420
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $ 13.328 $ 14.032 $ 16.191
   Accumulation Unit Value, End of Period................. $ 14.032 $ 16.191 $ 13.899
   Number of Units Outstanding, End of Period.............  190,603  185,427  142,662
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $  5.672 $  5.897 $  6.116
   Accumulation Unit Value, End of Period................. $  5.897 $  6.116 $  6.348
   Number of Units Outstanding, End of Period.............  305,304  278,355  220,516



* Contracts with the Income Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Strategic Growth Portfolio, Class I.

  ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
       WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
                           Mortality & Expense = 1.6



                                                                     For the Year Ending December 31
                                                         -------------------------------------------------------
Sub-Accounts                                              2001    2002    2003    2004    2005    2006    2007
------------                                             ------- ------- ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.360 $ 6.965 $ 8.612 $ 9.523 $11.491 $12.161
   Accumulation Unit Value, End of Period............... $ 9.364 $ 6.965 $ 8.612 $ 9.523 $11.491 $12.161 $14.273
   Number of Units Outstanding, End of Period...........       0       0      95       0       0       0       0
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.307 $ 7.482 $ 9.380 $ 9.979 $10.337 $11.263
   Accumulation Unit Value, End of Period............... $ 9.307 $ 7.482 $ 9.380 $ 9.979 $10.337 $11.263 $11.504
   Number of Units Outstanding, End of Period...........  18,107  14,726  14,740  14,274  13,243  11,839  11,267
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.215 $ 7.116 $ 8.574 $ 9.345 $10.832 $11.067
   Accumulation Unit Value, End of Period............... $ 9.215 $ 7.116 $ 8.574 $ 9.345 $10.832 $11.067 $12.973
   Number of Units Outstanding, End of Period...........   3,911   4,067   4,052   4,097   4,083   4,068   4,055
Morgan Stanley VIS European Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.973 $ 7.369 $ 9.324 $10.311 $10.985 $14.027
   Accumulation Unit Value, End of Period............... $ 9.973 $ 7.369 $ 9.324 $10.311 $10.985 $14.027 $15.905
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.697 $ 6.974 $ 8.965 $ 9.897 $10.357 $12.051
   Accumulation Unit Value, End of Period............... $ 9.697 $ 6.974 $ 8.965 $ 9.897 $10.357 $12.051 $13.824
   Number of Units Outstanding, End of Period...........       0   3,143   2,650   2,239   1,859   1,094     810
Morgan Stanley VIS Global Dividend Growth Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.132 $ 8.308 $10.752 $12.120 $12.652 $15.126
   Accumulation Unit Value, End of Period............... $10.132 $ 8.308 $10.752 $12.120 $12.652 $15.126 $15.876
   Number of Units Outstanding, End of Period...........       0     314     381     408       0       0       0
Morgan Stanley VIS High Yield Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.193 $ 7.027 $ 8.803 $ 9.482 $ 9.502 $10.184
   Accumulation Unit Value, End of Period............... $ 9.193 $ 7.027 $ 8.803 $ 9.482 $ 9.502 $10.184 $10.402
   Number of Units Outstanding, End of Period...........       0   2,147   2,101   1,965   1,935   1,908   1,384
Morgan Stanley VIS Income Builder Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.623 $ 8.708 $10.317 $11.231 $11.782 $13.201
   Accumulation Unit Value, End of Period............... $ 9.623 $ 8.708 $10.317 $11.231 $11.782 $13.201 $13.349
   Number of Units Outstanding, End of Period...........   8,565   8,563   8,562   8,154   7,884   6,802   6,363
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.417 $10.780 $11.456 $11.834 $11.993 $12.421
   Accumulation Unit Value, End of Period............... $10.417 $10.780 $11.456 $11.834 $11.993 $12.421 $12.910
   Number of Units Outstanding, End of Period...........  10,593  11,909  11,914  12,107  11,206  11,206  11,206
Morgan Stanley VIS Limited Duration Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.270 $10.486 $10.513 $10.457 $10.437 $10.674
   Accumulation Unit Value, End of Period............... $10.275 $10.486 $10.513 $10.457 $10.437 $10.674 $10.787
   Number of Units Outstanding, End of Period...........     173   1,892   1,905   1,933   1,106   1,106   1,106
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.049 $ 9.987 $ 9.860 $ 9.753 $ 9.832 $10.088
   Accumulation Unit Value, End of Period............... $10.049 $ 9.987 $ 9.860 $ 9.753 $ 9.832 $10.088 $10.380
   Number of Units Outstanding, End of Period...........  19,173  19,165  19,118  17,724  17,724  17,724  17,724
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.444 $ 7.180 $ 9.003 $ 9.762 $10.024 $11.355
   Accumulation Unit Value, End of Period............... $ 9.444 $ 7.180 $ 9.003 $ 9.762 $10.024 $11.355 $11.721
   Number of Units Outstanding, End of Period...........       0   6,894   6,370   4,062   3,650   2,854   2,041
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.784 $ 8.420 $10.421 $11.282 $11.987 $13.524
   Accumulation Unit Value, End of Period............... $ 9.784 $ 8.420 $10.421 $11.282 $11.987 $13.524 $14.408
   Number of Units Outstanding, End of Period...........       0   6,826   6,773   1,137   1,137   1,137   1,137
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 8.305 $ 6.280 $ 7.235 $ 8.556 $ 9.619 $11.352
   Accumulation Unit Value, End of Period............... $ 8.305 $ 6.280 $ 7.235 $ 8.556 $ 9.619 $11.352 $13.396
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Van Kampen UIF Emerging Markets Equity Portfolio,
  Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.258 $ 8.743 $12.866 $15.572 $20.494 $27.634
   Accumulation Unit Value, End of Period............... $ 9.258 $ 8.743 $12.866 $15.572 $20.494 $27.634 $38.155
   Number of Units Outstanding, End of Period...........       0       0      64       0       0      88      79
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.674 $ 6.829 $ 8.388 $ 8.888 $10.111 $10.349
   Accumulation Unit Value, End of Period............... $ 9.674 $ 6.829 $ 8.388 $ 8.888 $10.111 $10.349 $12.402
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Van Kampen UIF International Magnum Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.789 $ 7.437 $ 9.317 $10.752 $11.742 $14.446
   Accumulation Unit Value, End of Period............... $ 9.789 $ 7.437 $ 9.317 $10.752 $11.742 $14.446 $16.273
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 7.309 $10.187 $12.178 $14.077 $15.124
   Accumulation Unit Value, End of Period...............      -- $ 7.309 $10.187 $12.178 $14.077 $15.124 $18.237
   Number of Units Outstanding, End of Period...........      --       0       0       0       0       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.852 $ 6.972 $ 9.700 $10.928 $12.066 $14.319
   Accumulation Unit Value, End of Period............... $ 9.852 $ 6.972 $ 9.700 $10.928 $12.066 $14.319 $15.181
   Number of Units Outstanding, End of Period...........   1,569   8,009   6,585   3,462   3,432   3,405   2,884
Van Kampen UIF U.S. Real Estate Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.584 $ 9.931 $13.519 $18.129 $20.864 $28.318
   Accumulation Unit Value, End of Period............... $10.584 $ 9.931 $13.519 $18.129 $20.864 $28.318 $23.086
   Number of Units Outstanding, End of Period...........       0     487     501     406     385     366       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      --      --      -- $10.000 $11.122 $12.148 $12.532
   Accumulation Unit Value, End of Period...............      --      --      -- $11.122 $12.148 $12.532 $14.488
   Number of Units Outstanding, End of Period...........      --      --      --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 8.035 $10.331 $11.927 $12.208 $13.929
   Accumulation Unit Value, End of Period...............      -- $ 8.035 $10.331 $11.927 $12.208 $13.929 $13.374
   Number of Units Outstanding, End of Period...........      --       0   2,394       0     666   1,106     650
Van Kampen LIT Strategic Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.250 $ 5.825 $ 7.293 $ 7.675 $ 8.144 $ 8.236
   Accumulation Unit Value, End of Period............... $ 9.250 $ 5.825 $ 7.293 $ 7.675 $ 8.144 $ 8.236 $ 9.470
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
(1) Accumulation Unit Value, Beginning of Period........ $10.000 $ 9.240 $ 5.802 $ 7.246 $ 7.607 $ 8.051 $ 8.123
   Accumulation Unit Value, End of Period............... $ 9.246 $ 5.802 $ 7.246 $ 7.607 $ 8.051 $ 8.123 $ 9.314
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.392 $ 6.864 $ 8.741 $ 9.163 $ 9.805 $10.248
   Accumulation Unit Value, End of Period............... $ 9.392 $ 6.864 $ 8.741 $ 9.163 $ 9.805 $10.248 $11.284
   Number of Units Outstanding, End of Period...........       0       0       0       0       0   1,009   1,094
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.........      --      --      --      --      -- $10.000 $10.792
   Accumulation Unit Value, End of Period...............      --      --      --      --      -- $10.792 $11.470
   Number of Units Outstanding, End of Period...........      --      --      --      --      --   1,217     890
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.........      --      --      -- $10.000 $10.813 $11.439 $12.511
   Accumulation Unit Value, End of Period...............      --      --      -- $10.813 $11.439 $12.511 $13.474
   Number of Units Outstanding, End of Period...........      --      --      --       0       0       0       0
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.350 $ 6.436 $ 8.523 $ 9.597 $10.533 $10.228
   Accumulation Unit Value, End of Period............... $ 9.350 $ 6.436 $ 8.523 $ 9.597 $10.533 $10.228 $11.328
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
AllianceBernstein VPS Growth and Income Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.516 $ 7.272 $ 9.451 $10.334 $10.628 $12.224
   Accumulation Unit Value, End of Period............... $ 9.516 $ 7.272 $ 9.451 $10.334 $10.628 $12.224 $12.601
   Number of Units Outstanding, End of Period...........   1,576   9,421   4,607   2,082   2,054   2,028   1,533
AllianceBernstein VPS Large Cap Growth Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.474 $ 6.332 $ 7.680 $ 8.181 $ 9.237 $ 9.024
   Accumulation Unit Value, End of Period............... $ 9.474 $ 6.332 $ 7.680 $ 8.181 $ 9.237 $ 9.024 $10.078
   Number of Units Outstanding, End of Period...........       0  11,533   5,544   2,336   1,885   1,030     640

FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.687 $10.856 $11.673
   Accumulation Unit Value, End of Period...........      --      --      -- $10.687 $10.856 $11.673 $11.787
   Number of Units Outstanding, End of Period.......      --      --      --       0     907     755     776
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $11.232 $11.220 $13.044
   Accumulation Unit Value, End of Period...........      --      --      -- $11.232 $11.220 $13.044 $13.304
   Number of Units Outstanding, End of Period.......      --      --      --       0     876     720     687
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.944 $11.894 $13.843
   Accumulation Unit Value, End of Period...........      --      --      -- $10.944 $11.894 $13.843 $14.082
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $11.511 $12.468 $14.887
   Accumulation Unit Value, End of Period...........      --      --      -- $11.511 $12.468 $14.887 $16.897
   Number of Units Outstanding, End of Period.......      --      --      --       0     341     158     149
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.450 $ 7.526 $ 9.425 $10.296 $10.652 $12.140
   Accumulation Unit Value, End of Period........... $ 9.450 $ 7.526 $ 9.425 $10.296 $10.652 $12.140 $11.213
   Number of Units Outstanding, End of Period.......  15,899  20,229  18,317  14,368  13,625  11,492   9,831
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.174 $ 7.426 $ 9.383 $10.719 $11.825 $14.849
   Accumulation Unit Value, End of Period........... $ 9.174 $ 7.426 $ 9.383 $10.719 $11.825 $14.849 $15.818
   Number of Units Outstanding, End of Period.......       0   5,907   4,009     179     170     161       0
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.....      -- $10.000 $ 7.291 $10.726 $13.310 $14.007 $16.153
   Accumulation Unit Value, End of Period...........      -- $ 7.291 $10.726 $13.310 $14.007 $16.153 $13.859
   Number of Units Outstanding, End of Period.......      --   2,623   2,600   2,646   2,586   2,375   1,394
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.630 $ 6.581 $ 8.082 $ 8.346 $ 8.672 $ 8.990
   Accumulation Unit Value, End of Period........... $ 9.632 $ 6.581 $ 8.082 $ 8.346 $ 8.672 $ 8.990 $ 9.326
   Number of Units Outstanding, End of Period.......       0     369     452     490     479       0       0



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Strategic Growth Portfolio, Class I.

  ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
   WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE
                       PERFORMANCE DEATH BENEFIT OPTION
                          Mortality & Expense = 1.63



                                                                     For the Year Ending December 31
                                                         -------------------------------------------------------
Sub-Accounts                                              2001    2002    2003    2004    2005    2006    2007
------------                                             ------- ------- ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.180 $ 6.962 $ 8.606 $ 9.513 $11.476 $12.141
   Accumulation Unit Value, End of Period............... $ 9.180 $ 6.962 $ 8.606 $ 9.513 $11.476 $12.141 $14.245
   Number of Units Outstanding, End of Period...........     533     448   1,315     866     866     866       0
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.306 $ 7.478 $ 9.373 $ 9.968 $10.323 $11.245
   Accumulation Unit Value, End of Period............... $ 9.306 $ 7.478 $ 9.373 $ 9.968 $10.323 $11.245 $11.482
   Number of Units Outstanding, End of Period...........  14,854  18,111  17,045  15,543  12,020   8,315   7,374
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.213 $ 7.113 $ 8.567 $ 9.335 $10.817 $11.049
   Accumulation Unit Value, End of Period............... $ 9.213 $ 7.113 $ 8.567 $ 9.335 $10.817 $11.049 $12.947
   Number of Units Outstanding, End of Period...........   9,231   9,856  12,256  12,518  12,458  12,400  12,533
Morgan Stanley VIS European Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.550 $ 7.365 $ 9.317 $10.300 $10.970 $14.004
   Accumulation Unit Value, End of Period............... $ 9.550 $ 7.365 $ 9.317 $10.300 $10.970 $14.004 $15.874
   Number of Units Outstanding, End of Period...........   6,146   6,767   5,778   5,528   1,126   1,660   1,810
Morgan Stanley VIS Global Advantage Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.696 $ 6.971 $ 8.958 $ 9.886 $10.343 $12.031
   Accumulation Unit Value, End of Period............... $ 9.696 $ 6.971 $ 8.958 $ 9.886 $10.343 $12.031 $13.797
   Number of Units Outstanding, End of Period...........       0       0       0   1,463   1,463   1,463   1,463
Morgan Stanley VIS Global Dividend Growth Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.680 $ 8.304 $10.744 $12.107 $12.634 $15.101
   Accumulation Unit Value, End of Period............... $ 9.680 $ 8.304 $10.744 $12.107 $12.634 $15.101 $15.845
   Number of Units Outstanding, End of Period...........   2,610   5,821   7,194   5,881   5,810   5,757   5,212
Morgan Stanley VIS High Yield Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 7.714 $ 7.023 $ 8.796 $ 9.472 $ 9.489 $10.167
   Accumulation Unit Value, End of Period............... $ 7.714 $ 7.023 $ 8.796 $ 9.472 $ 9.489 $10.167 $10.382
   Number of Units Outstanding, End of Period...........   1,265   1,532   2,051   1,996     703     726     208
Morgan Stanley VIS Income Builder Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.621 $ 8.704 $10.309 $11.219 $11.766 $13.180
   Accumulation Unit Value, End of Period............... $ 9.621 $ 8.704 $10.309 $11.219 $11.766 $13.180 $13.323
   Number of Units Outstanding, End of Period...........   2,103   3,485   3,548   4,627   4,503   2,039   1,968
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.415 $10.775 $11.447 $11.822 $11.977 $12.400
   Accumulation Unit Value, End of Period............... $10.415 $10.775 $11.447 $11.822 $11.977 $12.400 $12.885
   Number of Units Outstanding, End of Period...........   7,023   8,473  13,360  12,441  10,151  10,090  11,331
Morgan Stanley VIS Limited Duration Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.273 $10.481 $10.505 $10.446 $10.423 $10.657
   Accumulation Unit Value, End of Period............... $10.273 $10.481 $10.505 $10.446 $10.423 $10.657 $10.766
   Number of Units Outstanding, End of Period...........  10,406  14,410  19,226  20,657  11,670  10,167  10,449
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.048 $ 9.982 $ 9.852 $ 9.743 $ 9.819 $10.071
   Accumulation Unit Value, End of Period............... $10.048 $ 9.982 $ 9.852 $ 9.743 $ 9.819 $10.071 $10.359
   Number of Units Outstanding, End of Period...........  11,116  14,913   9,509   6,418  12,525   5,342   7,360
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.443 $ 7.177 $ 8.996 $ 9.752 $10.010 $11.336
   Accumulation Unit Value, End of Period............... $ 9.443 $ 7.177 $ 8.996 $ 9.752 $10.010 $11.336 $11.698
   Number of Units Outstanding, End of Period...........   6,089   6,762   5,941   4,532   4,534   4,534   2,887
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.527 $ 8.417 $10.414 $11.270 $11.971 $13.501
   Accumulation Unit Value, End of Period............... $ 9.527 $ 8.417 $10.414 $11.270 $11.971 $13.501 $14.380
   Number of Units Outstanding, End of Period...........   4,929   7,339   7,102   5,875   5,871   3,910   3,809
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 8.304 $ 6.278 $ 7.229 $ 8.547 $ 9.606 $11.333
   Accumulation Unit Value, End of Period............... $ 8.304 $ 6.278 $ 7.229 $ 8.547 $ 9.606 $11.333 $13.369
   Number of Units Outstanding, End of Period...........   5,804   5,801   5,799   5,797   5,683   5,683   5,683
Van Kampen UIF Emerging Markets Equity Portfolio,
  Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.760 $ 8.739 $12.856 $15.556 $20.466 $27.588
   Accumulation Unit Value, End of Period............... $ 9.760 $ 8.739 $12.856 $15.556 $20.466 $27.588 $38.080
   Number of Units Outstanding, End of Period...........     803   2,130   1,918     799     798     941      21
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.628 $ 6.826 $ 8.382 $ 8.878 $10.097 $10.332
   Accumulation Unit Value, End of Period............... $ 9.628 $ 6.826 $ 8.382 $ 8.878 $10.097 $10.332 $12.378
   Number of Units Outstanding, End of Period...........     351     350     350     349     349     348     348
Van Kampen UIF International Magnum Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.092 $ 7.434 $ 9.310 $10.741 $11.726 $14.422
   Accumulation Unit Value, End of Period............... $ 9.092 $ 7.434 $ 9.310 $10.741 $11.726 $14.422 $16.241
   Number of Units Outstanding, End of Period...........     322     706     730     756     543     515     450
Van Kampen UIF Mid Cap Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 7.307 $10.182 $12.168 $14.061 $15.103
   Accumulation Unit Value, End of Period...............      -- $ 7.307 $10.182 $12.168 $14.061 $15.103 $18.206
   Number of Units Outstanding, End of Period...........      --     239   2,753   4,491   4,235   3,776   3,585
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.851 $ 6.969 $ 9.692 $10.916 $12.050 $14.295
   Accumulation Unit Value, End of Period............... $ 9.851 $ 6.969 $ 9.692 $10.916 $12.050 $14.295 $15.151
   Number of Units Outstanding, End of Period...........  22,642  29,391  33,393  31,513  25,387  21,134  16,691
Van Kampen UIF U.S. Real Estate Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.250 $ 9.927 $13.509 $18.110 $20.836 $28.271
   Accumulation Unit Value, End of Period............... $10.250 $ 9.927 $13.509 $18.110 $20.836 $28.271 $23.040
   Number of Units Outstanding, End of Period...........   1,180   3,929   4,030   2,847   2,011   1,772   1,558
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      --      --      -- $10.000 $11.119 $12.142 $12.522
   Accumulation Unit Value, End of Period...............      --      --      -- $11.119 $12.142 $12.522 $14.472
   Number of Units Outstanding, End of Period...........      --      --      --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 8.034 $10.325 $11.917 $12.195 $13.909
   Accumulation Unit Value, End of Period...............      -- $ 8.034 $10.325 $11.917 $12.195 $13.909 $13.351
   Number of Units Outstanding, End of Period...........      --   8,026  10,933  13,154  11,488  11,055  11,492
Van Kampen LIT Strategic Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.249 $ 5.823 $ 7.288 $ 7.667 $ 8.133 $ 8.222
   Accumulation Unit Value, End of Period............... $ 9.249 $ 5.823 $ 7.288 $ 7.667 $ 8.133 $ 8.222 $ 9.451
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0

Van Kampen LIT Strategic Growth Portfolio, Class II
(1) Accumulation Unit Value, Beginning of Period.... $10.000 $ 8.760 $ 5.799 $ 7.241 $ 7.599 $ 8.040 $ 8.109
   Accumulation Unit Value, End of Period........... $ 8.762 $ 5.799 $ 7.241 $ 7.599 $ 8.040 $ 8.109 $ 9.296
   Number of Units Outstanding, End of Period.......  10,081   9,015  10,219  10,236   9,874   9,872   7,703
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.229 $ 6.861 $ 8.734 $ 9.153 $ 9.792 $10.231
   Accumulation Unit Value, End of Period........... $ 9.229 $ 6.861 $ 8.734 $ 9.153 $ 9.792 $10.231 $11.262
   Number of Units Outstanding, End of Period.......   7,038   9,362  10,311  10,340   7,952  12,575   6,616
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.....      --      --      --      --      -- $10.000 $10.790
   Accumulation Unit Value, End of Period...........      --      --      --      --      -- $10.790 $11.465
   Number of Units Outstanding, End of Period.......      --      --      --      --      --   7,875   5,636
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.810 $11.433 $12.501
   Accumulation Unit Value, End of Period...........      --      --      -- $10.810 $11.433 $12.501 $13.459
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0       0
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.120 $ 6.433 $ 8.517 $ 9.587 $10.519 $10.211
   Accumulation Unit Value, End of Period........... $ 9.124 $ 6.433 $ 8.517 $ 9.587 $10.519 $10.211 $11.306
   Number of Units Outstanding, End of Period.......   1,651   1,068   2,116   4,746   3,791   3,401   3,139
AllianceBernstein VPS Growth and Income Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.514 $ 7.269 $ 9.444 $10.323 $10.613 $12.203
   Accumulation Unit Value, End of Period........... $ 9.514 $ 7.269 $ 9.444 $10.323 $10.613 $12.203 $12.576
   Number of Units Outstanding, End of Period.......  10,661  15,331  19,325  17,426  15,491  11,662  11,487
AllianceBernstein VPS Large Cap Growth Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.312 $ 6.329 $ 7.674 $ 8.172 $ 9.225 $ 9.009
   Accumulation Unit Value, End of Period........... $ 9.312 $ 6.329 $ 7.674 $ 8.172 $ 9.225 $ 9.009 $10.059
   Number of Units Outstanding, End of Period.......   8,414   8,828   8,821   9,050   9,131   9,805   8,192
FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.685 $10.849 $11.662
   Accumulation Unit Value, End of Period...........      --      --      -- $10.685 $10.849 $11.662 $11.773
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $11.230 $11.213 $13.032
   Accumulation Unit Value, End of Period...........      --      --      -- $11.230 $11.213 $13.032 $13.288
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0     628
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.941 $11.888 $13.832
   Accumulation Unit Value, End of Period...........      --      --      -- $10.941 $11.888 $13.832 $14.067
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0     438
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $11.508 $12.462 $14.876
   Accumulation Unit Value, End of Period...........      --      --      -- $11.508 $12.462 $14.876 $16.879
   Number of Units Outstanding, End of Period.......      --      --      --   2,147   1,869   1,630   1,423
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.448 $ 7.523 $ 9.418 $10.285 $10.638 $12.120
   Accumulation Unit Value, End of Period........... $ 9.448 $ 7.523 $ 9.418 $10.285 $10.638 $12.120 $11.191
   Number of Units Outstanding, End of Period.......     909   1,125   3,046   5,811   5,807   3,004   1,823
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.173 $ 7.422 $ 9.376 $10.708 $11.809 $14.824
   Accumulation Unit Value, End of Period........... $ 9.173 $ 7.422 $ 9.376 $10.708 $11.809 $14.824 $15.787
   Number of Units Outstanding, End of Period.......   7,069  10,565  12,159  11,697   8,075   7,607   4,674
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.....      -- $10.000 $ 7.289 $10.721 $13.300 $13.991 $16.130
   Accumulation Unit Value, End of Period...........      -- $ 7.289 $10.721 $13.300 $13.991 $16.130 $13.836
   Number of Units Outstanding, End of Period.......      --   2,552   5,267   7,324   5,441   5,302   5,294
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.110 $ 6.578 $ 8.076 $ 8.337 $ 8.661 $ 8.975
   Accumulation Unit Value, End of Period........... $ 9.110 $ 6.578 $ 8.076 $ 8.337 $ 8.661 $ 8.975 $ 9.307
   Number of Units Outstanding, End of Period.......   7,712   7,712   7,712   7,712   7,712   7,712   4,619



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.63% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Strategic Growth Portfolio, Class I.

  ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                       DEATH BENEFIT COMBINATION OPTION
                          Mortality & Expense = 1.64



                                                                     For the Year Ending December 31
                                                         -------------------------------------------------------
Sub-Accounts                                              2001    2002    2003    2004    2005    2006    2007
------------                                             ------- ------- ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.179 $ 6.961 $ 8.604 $ 9.510 $11.470 $12.134
   Accumulation Unit Value, End of Period............... $ 9.179 $ 6.961 $ 8.604 $ 9.510 $11.470 $12.134 $14.235
   Number of Units Outstanding, End of Period...........     992     387     387   4,474   4,170     493   2,199
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.305 $ 7.477 $ 9.370 $ 9.965 $10.318 $11.238
   Accumulation Unit Value, End of Period............... $ 9.305 $ 7.477 $ 9.370 $ 9.965 $10.318 $11.238 $11.474
   Number of Units Outstanding, End of Period...........  14,817  21,705  15,980  15,619  13,103  10,111   8,716
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.213 $ 7.112 $ 8.565 $ 9.332 $10.813 $11.043
   Accumulation Unit Value, End of Period............... $ 9.213 $ 7.112 $ 8.565 $ 9.332 $10.813 $11.043 $12.939
   Number of Units Outstanding, End of Period...........   8,540  17,782  23,875  18,672  18,339  11,746   8,590
Morgan Stanley VIS European Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.549 $ 7.364 $ 9.315 $10.296 $10.965 $13.996
   Accumulation Unit Value, End of Period............... $ 9.549 $ 7.364 $ 9.315 $10.296 $10.965 $13.996 $15.864
   Number of Units Outstanding, End of Period...........   2,347   8,911   6,539   2,243     355     683     355
Morgan Stanley VIS Global Advantage Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 8.970 $ 6.970 $ 8.956 $ 9.882 $10.338 $12.025
   Accumulation Unit Value, End of Period............... $ 8.970 $ 6.970 $ 8.956 $ 9.882 $10.338 $12.025 $13.788
   Number of Units Outstanding, End of Period...........   1,956   1,983   1,964   2,819   2,373     630   1,951
Morgan Stanley VIS Global Dividend Growth Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.680 $ 8.303 $10.741 $12.103 $12.629 $15.093
   Accumulation Unit Value, End of Period............... $ 9.680 $ 8.303 $10.741 $12.103 $12.629 $15.093 $15.834
   Number of Units Outstanding, End of Period...........   3,229   3,999   7,002  11,014  11,424   5,318   3,821
Morgan Stanley VIS High Yield Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 7.713 $ 7.022 $ 8.794 $ 9.469 $ 9.485 $10.161
   Accumulation Unit Value, End of Period............... $ 7.713 $ 7.022 $ 8.794 $ 9.469 $ 9.485 $10.161 $10.375
   Number of Units Outstanding, End of Period...........     820   2,764   3,042   3,210   2,733   3,023   1,985
Morgan Stanley VIS Income Builder Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.621 $ 8.703 $10.307 $11.215 $11.761 $13.172
   Accumulation Unit Value, End of Period............... $ 9.621 $ 8.703 $10.307 $11.215 $11.761 $13.172 $13.315
   Number of Units Outstanding, End of Period...........   6,066   8,223   7,639   5,916   5,691   5,332   5,260
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.415 $10.774 $11.444 $11.817 $11.971 $12.394
   Accumulation Unit Value, End of Period............... $10.415 $10.774 $11.444 $11.817 $11.971 $12.394 $12.877
   Number of Units Outstanding, End of Period...........   9,489  13,467  14,631  18,737  21,142  10,742   7,485
Morgan Stanley VIS Limited Duration Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.273 $10.480 $10.503 $10.443 $10.418 $10.651
   Accumulation Unit Value, End of Period............... $10.273 $10.480 $10.503 $10.443 $10.418 $10.651 $10.759
   Number of Units Outstanding, End of Period...........  11,499  20,114  23,724  25,752  24,259  15,161  14,235
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.040 $ 9.981 $ 9.850 $ 9.739 $ 9.814 $10.066
   Accumulation Unit Value, End of Period............... $10.047 $ 9.981 $ 9.850 $ 9.739 $ 9.814 $10.066 $10.353
   Number of Units Outstanding, End of Period...........   8,001  12,995  31,026  16,866  20,227  12,845  20,653
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.442 $ 7.176 $ 8.994 $ 9.749 $10.006 $11.330
   Accumulation Unit Value, End of Period............... $ 9.442 $ 7.176 $ 8.994 $ 9.749 $10.006 $11.330 $11.690
   Number of Units Outstanding, End of Period...........  13,404  34,883  49,619  21,212  18,778  16,162  14,343
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.527 $ 8.415 $10.411 $11.266 $11.965 $13.494
   Accumulation Unit Value, End of Period............... $ 9.527 $ 8.415 $10.411 $11.266 $11.965 $13.494 $14.370
   Number of Units Outstanding, End of Period...........   8,726   9,745  12,723  16,367  13,441   8,462   7,569
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 8.303 $ 6.277 $ 7.227 $ 8.544 $ 9.602 $11.326
   Accumulation Unit Value, End of Period............... $ 8.303 $ 6.277 $ 7.227 $ 8.544 $ 9.602 $11.326 $13.361
   Number of Units Outstanding, End of Period...........   5,707   5,841   5,879   4,448   5,806   3,821   3,661
Van Kampen UIF Emerging Markets Equity Portfolio,
  Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.257 $ 8.738 $12.852 $15.550 $20.457 $27.573
   Accumulation Unit Value, End of Period............... $ 9.257 $ 8.738 $12.852 $15.550 $20.457 $27.573 $38.055
   Number of Units Outstanding, End of Period...........       0     223     508     297     286     468     823
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.628 $ 6.825 $ 8.379 $ 8.875 $10.093 $10.326
   Accumulation Unit Value, End of Period............... $ 9.628 $ 6.825 $ 8.379 $ 8.875 $10.093 $10.326 $12.370
   Number of Units Outstanding, End of Period...........   4,732   7,470   7,543   7,886   7,631   7,231   5,539
Van Kampen UIF International Magnum Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.092 $ 7.433 $ 9.307 $10.737 $11.720 $14.414
   Accumulation Unit Value, End of Period............... $ 9.092 $ 7.433 $ 9.307 $10.737 $11.720 $14.414 $16.231
   Number of Units Outstanding, End of Period...........   1,647   4,029   2,686   2,662   3,659   3,554   3,994
Van Kampen UIF Mid Cap Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 7.307 $10.180 $12.165 $14.056 $15.095
   Accumulation Unit Value, End of Period...............      -- $ 7.307 $10.180 $12.165 $14.056 $15.095 $18.196
   Number of Units Outstanding, End of Period...........      --       0     648   1,218   1,099   1,407     604
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.850 $ 6.967 $ 9.690 $10.912 $12.044 $14.287
   Accumulation Unit Value, End of Period............... $ 9.850 $ 6.967 $ 9.690 $10.912 $12.044 $14.287 $15.141
   Number of Units Outstanding, End of Period...........  18,147  30,706  33,646  20,908  21,538  16,231   9,657
Van Kampen UIF U.S. Real Estate Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.250 $ 9.925 $13.506 $18.104 $20.826 $28.255
   Accumulation Unit Value, End of Period............... $10.250 $ 9.925 $13.506 $18.104 $20.826 $28.255 $23.025
   Number of Units Outstanding, End of Period...........   2,377   8,313   6,916   4,826   4,696   4,315   1,559
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      --      --      -- $10.000 $11.119 $12.141 $12.519
   Accumulation Unit Value, End of Period...............      --      --      -- $11.119 $12.141 $12.519 $14.468
   Number of Units Outstanding, End of Period...........      --      --      --     334   1,287       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 8.033 $10.324 $11.914 $12.190 $13.903
   Accumulation Unit Value, End of Period...............      -- $ 8.033 $10.324 $11.914 $12.190 $13.903 $13.343
   Number of Units Outstanding, End of Period...........      --  16,284  13,850  14,313  20,882  17,296  12,862
Van Kampen LIT Strategic Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 8.774 $ 5.822 $ 7.286 $ 7.664 $ 8.130 $ 8.218
   Accumulation Unit Value, End of Period............... $ 8.774 $ 5.822 $ 7.286 $ 7.664 $ 8.130 $ 8.218 $ 9.445
   Number of Units Outstanding, End of Period...........   1,555   1,136   1,319   1,469   1,673     154     153

Van Kampen LIT Strategic Growth Portfolio, Class II
(1) Accumulation Unit Value, Beginning of Period........ $10.000 $ 8.761 $ 5.798 $ 7.239 $ 7.596 $ 8.036 $ 8.105
   Accumulation Unit Value, End of Period............... $ 8.761 $ 5.798 $ 7.239 $ 7.596 $ 8.036 $ 8.105 $ 9.290
   Number of Units Outstanding, End of Period...........  12,321  23,907  25,816  14,878  12,138   9,379   6,379
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.229 $ 6.860 $ 8.732 $ 9.150 $ 9.787 $10.225
   Accumulation Unit Value, End of Period............... $ 9.229 $ 6.860 $ 8.732 $ 9.150 $ 9.787 $10.225 $11.255
   Number of Units Outstanding, End of Period...........   6,576   7,069   7,246   7,258   7,039   8,346   5,620
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.........      --      --      --      --      -- $10.000 $10.789
   Accumulation Unit Value, End of Period...............      --      --      --      --      -- $10.789 $11.463
   Number of Units Outstanding, End of Period...........      --      --      --      --      --   3,309   3,060
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.........      --      --      -- $10.000 $10.810 $11.432 $12.498
   Accumulation Unit Value, End of Period...............      --      --      -- $10.810 $11.432 $12.498 $13.454
   Number of Units Outstanding, End of Period...........      --      --      --       0     326     695       0
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.124 $ 6.432 $ 8.514 $ 9.583 $10.514 $10.205
   Accumulation Unit Value, End of Period............... $ 9.124 $ 6.432 $ 8.514 $ 9.583 $10.514 $10.205 $11.298
   Number of Units Outstanding, End of Period...........     100     100   1,749   2,524   4,298   4,540   2,305
AllianceBernstein VPS Growth and Income Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.514 $ 7.268 $ 9.441 $10.320 $10.608 $12.197
   Accumulation Unit Value, End of Period............... $ 9.514 $ 7.268 $ 9.441 $10.320 $10.608 $12.197 $12.568
   Number of Units Outstanding, End of Period...........  14,176  31,552  30,734  21,742  20,013  15,426  14,687
AllianceBernstein VPS Large Cap Growth Portfolio - Class
  B
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.311 $ 6.328 $ 7.672 $ 8.169 $ 9.220 $ 9.004
   Accumulation Unit Value, End of Period............... $ 9.311 $ 6.328 $ 7.672 $ 8.169 $ 9.220 $ 9.004 $10.052
   Number of Units Outstanding, End of Period...........   7,953  11,894  12,779   9,006   8,807   9,423   6,975
FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.........      --      --      -- $10.000 $10.685 $10.850 $11.662
   Accumulation Unit Value, End of Period...............      --      --      -- $10.685 $10.850 $11.662 $11.771
   Number of Units Outstanding, End of Period...........      --      --      --     407     829     783     115
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.........      --      --      -- $10.000 $11.229 $11.212 $13.029
   Accumulation Unit Value, End of Period...............      --      --      -- $11.229 $11.212 $13.029 $13.284
   Number of Units Outstanding, End of Period...........      --      --      --       0   1,869   7,221   4,552
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.........      --      --      -- $10.000 $10.941 $11.886 $13.829
   Accumulation Unit Value, End of Period...............      --      --      -- $10.941 $11.886 $13.829 $14.062
   Number of Units Outstanding, End of Period...........      --      --      --       0       0     767   1,414
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.........      --      --      -- $10.000 $11.508 $12.459 $14.871
   Accumulation Unit Value, End of Period...............      --      --      -- $11.508 $12.459 $14.871 $16.872
   Number of Units Outstanding, End of Period...........      --      --      --   1,752   4,171   4,702   4,659
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.447 $ 7.521 $ 9.416 $10.282 $10.633 $12.113
   Accumulation Unit Value, End of Period............... $ 9.447 $ 7.521 $ 9.416 $10.282 $10.633 $12.113 $11.184
   Number of Units Outstanding, End of Period...........      30      29   4,313   3,573   3,019   2,503   2,042
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.172 $ 7.421 $ 9.374 $10.704 $11.803 $14.816
   Accumulation Unit Value, End of Period............... $ 9.172 $ 7.421 $ 9.374 $10.704 $11.803 $14.816 $15.777
   Number of Units Outstanding, End of Period...........   1,426   5,760   5,622   5,562   5,061   4,747   2,651
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 7.289 $10.719 $13.296 $13.986 $16.123
   Accumulation Unit Value, End of Period...............      -- $ 7.289 $10.719 $13.296 $13.986 $16.123 $13.828
   Number of Units Outstanding, End of Period...........      --   4,307   5,159   3,193   2,522   2,697   1,945
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.110 $ 6.577 $ 8.074 $ 8.334 $ 8.657 $ 8.970
   Accumulation Unit Value, End of Period............... $ 9.110 $ 6.577 $ 8.074 $ 8.334 $ 8.657 $ 8.970 $ 9.301
   Number of Units Outstanding, End of Period...........   6,514  11,559   8,300   4,151   5,649   3,493   1,900



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.64% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Strategic Growth Portfolio, Class I.

    ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
         EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
             WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION
                          Mortality & Expense = 1.68



                                                                      For the Year Ending December 31
                                                            ----------------------------------------------------
Sub-Accounts                                                 2002     2003     2004     2005     2006     2007
------------                                                ------- -------- -------- -------- -------- --------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............ $10.000 $  8.810 $ 10.884 $ 12.026 $ 14.500 $ 15.333
   Accumulation Unit Value, End of Period.................. $ 8.810 $ 10.884 $ 12.026 $ 14.500 $ 15.333 $ 17.980
   Number of Units Outstanding, End of Period..............   1,460   14,520   14,544   18,613   16,861   14,694
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............ $10.000 $  8.526 $ 10.680 $ 11.353 $ 11.750 $ 12.794
   Accumulation Unit Value, End of Period.................. $ 8.526 $ 10.680 $ 11.353 $ 11.750 $ 12.794 $ 13.057
   Number of Units Outstanding, End of Period..............  11,360   27,358   32,517   32,668   37,727   37,212
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............ $10.000 $  8.724 $ 10.502 $ 11.438 $ 13.248 $ 13.525
   Accumulation Unit Value, End of Period.................. $ 8.724 $ 10.502 $ 11.438 $ 13.248 $ 13.525 $ 15.841
   Number of Units Outstanding, End of Period..............   4,253   15,879   10,719    9,644    8,340    7,331
Morgan Stanley VIS European Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............ $10.000 $  8.298 $ 10.491 $ 11.592 $ 12.340 $ 15.745
   Accumulation Unit Value, End of Period.................. $ 8.298 $ 10.491 $ 11.592 $ 12.340 $ 15.745 $ 17.839
   Number of Units Outstanding, End of Period..............   5,681   13,996   15,565   10,959    7,264    6,865
Morgan Stanley VIS Global Advantage Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............ $10.000 $  8.580 $ 11.021 $ 12.157 $ 12.712 $ 14.780
   Accumulation Unit Value, End of Period.................. $ 8.580 $ 11.021 $ 12.157 $ 12.712 $ 14.780 $ 16.940
   Number of Units Outstanding, End of Period..............       0        0        0        0        0        0
Morgan Stanley VIS Global Dividend Growth Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of Period............ $10.000 $  8.605 $ 11.128 $ 12.533 $ 13.073 $ 15.617
   Accumulation Unit Value, End of Period.................. $ 8.605 $ 11.128 $ 12.533 $ 13.073 $ 15.617 $ 16.378
   Number of Units Outstanding, End of Period..............       0   24,624   41,010   39,208   38,157   36,245
Morgan Stanley VIS High Yield Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............ $10.000 $  9.613 $ 12.034 $ 12.952 $ 12.969 $ 13.888
   Accumulation Unit Value, End of Period.................. $ 9.613 $ 12.034 $ 12.952 $ 12.969 $ 13.888 $ 14.174
   Number of Units Outstanding, End of Period..............       0    5,800   10,504   10,655    7,771    7,890
Morgan Stanley VIS Income Builder Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............ $10.000 $  9.367 $ 11.089 $ 12.061 $ 12.643 $ 14.155
   Accumulation Unit Value, End of Period.................. $ 9.367 $ 11.089 $ 12.061 $ 12.643 $ 14.155 $ 14.302
   Number of Units Outstanding, End of Period..............       0       74       54       54    1,244    1,001
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............ $10.000 $ 10.403 $ 11.046 $ 11.401 $ 11.545 $ 11.948
   Accumulation Unit Value, End of Period.................. $10.403 $ 11.046 $ 11.401 $ 11.545 $ 11.948 $ 12.408
   Number of Units Outstanding, End of Period..............  10,374   35,489   54,275   53,107   45,648   45,018
Morgan Stanley VIS Limited Duration Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............ $10.000 $ 10.130 $ 10.148 $ 10.086 $ 10.058 $ 10.279
   Accumulation Unit Value, End of Period.................. $10.130 $ 10.148 $ 10.086 $ 10.058 $ 10.279 $ 10.379
   Number of Units Outstanding, End of Period..............  19,719  109,392  144,023  141,441  130,042  132,731
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............ $10.000 $  9.959 $  9.824 $  9.711 $  9.781 $ 10.028
   Accumulation Unit Value, End of Period.................. $ 9.959 $  9.824 $  9.711 $  9.781 $ 10.028 $ 10.310
   Number of Units Outstanding, End of Period..............   2,992   52,417   43,132   50,449   55,783  186,312
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............ $10.000 $  9.051 $ 11.340 $ 12.287 $ 12.606 $ 14.268
   Accumulation Unit Value, End of Period.................. $ 9.051 $ 11.340 $ 12.287 $ 12.606 $ 14.268 $ 14.716
   Number of Units Outstanding, End of Period..............  71,676  184,051  217,300  228,608  231,991  231,278
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............ $10.000 $  9.423 $ 11.652 $ 12.605 $ 13.382 $ 15.085
   Accumulation Unit Value, End of Period.................. $ 9.423 $ 11.652 $ 12.605 $ 13.382 $ 15.085 $ 16.058
   Number of Units Outstanding, End of Period..............   3,207    5,236    5,148    5,148    5,337    5,335
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period............ $10.000 $  9.317 $ 10.724 $ 12.672 $ 14.235 $ 16.786
   Accumulation Unit Value, End of Period.................. $ 9.317 $ 10.724 $ 12.672 $ 14.235 $ 16.786 $ 19.792
   Number of Units Outstanding, End of Period..............       0      661    1,030    1,029    1,029    1,029
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
   Accumulation Unit Value, Beginning of Period............ $10.000 $  8.882 $ 13.059 $ 15.794 $ 20.769 $ 27.982
   Accumulation Unit Value, End of Period.................. $ 8.882 $ 13.059 $ 15.794 $ 20.769 $ 27.982 $ 38.605
   Number of Units Outstanding, End of Period..............   3,795   23,359   28,697   32,078   14,039   13,641
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period............ $10.000 $  8.919 $ 10.946 $ 11.589 $ 13.174 $ 13.473
   Accumulation Unit Value, End of Period.................. $ 8.919 $ 10.946 $ 11.589 $ 13.174 $ 13.473 $ 16.134
   Number of Units Outstanding, End of Period..............     681    2,161    7,985    2,181    2,223    2,109
Van Kampen UIF International Magnum Portfolio, Class I
   Accumulation Unit Value, Beginning of Period............ $10.000 $  8.432 $ 10.554 $ 12.171 $ 13.280 $ 16.326
   Accumulation Unit Value, End of Period.................. $ 8.432 $ 10.554 $ 12.171 $ 13.280 $ 16.326 $ 18.376
   Number of Units Outstanding, End of Period..............   1,404    9,112    7,219    7,003    8,711    7,714
Van Kampen UIF Mid Cap Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period............ $10.000 $  8.683 $ 12.092 $ 14.445 $ 16.684 $ 17.910
   Accumulation Unit Value, End of Period.................. $ 8.683 $ 12.092 $ 14.445 $ 16.684 $ 17.910 $ 21.580
   Number of Units Outstanding, End of Period..............   3,899   11,541    9,076    8,638    7,873    7,228
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
   Accumulation Unit Value, Beginning of Period............ $10.000 $  8.855 $ 12.310 $ 13.857 $ 15.289 $ 18.129
   Accumulation Unit Value, End of Period.................. $ 8.855 $ 12.310 $ 13.857 $ 15.289 $ 18.129 $ 19.204
   Number of Units Outstanding, End of Period..............  17,921   43,340   50,152   47,142   40,961   16,733
Van Kampen UIF U.S. Real Estate Portfolio, Class I
   Accumulation Unit Value, Beginning of Period............ $10.000 $  8.930 $ 12.147 $ 16.276 $ 18.716 $ 25.383
   Accumulation Unit Value, End of Period.................. $ 8.930 $ 12.147 $ 16.276 $ 18.716 $ 25.383 $ 20.676
   Number of Units Outstanding, End of Period..............   5,972   16,596   20,596   17,696    7,888    7,778
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............      --       -- $ 10.000 $ 11.116 $ 12.132 $ 12.505
   Accumulation Unit Value, End of Period..................      --       -- $ 11.116 $ 12.132 $ 12.505 $ 14.445
   Number of Units Outstanding, End of Period..............      --       --   26,597   26,597   26,597        0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period............ $10.000 $  9.108 $ 11.700 $ 13.497 $ 13.804 $ 15.737
   Accumulation Unit Value, End of Period.................. $ 9.108 $ 11.700 $ 13.497 $ 13.804 $ 15.737 $ 15.098
   Number of Units Outstanding, End of Period..............  36,039   76,351   88,146   88,766   29,247   27,637
Van Kampen LIT Strategic Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period............ $10.000 $  8.379 $ 10.482 $ 11.022 $ 11.687 $ 11.809
   Accumulation Unit Value, End of Period.................. $ 8.379 $ 10.482 $ 11.022 $ 11.687 $ 11.809 $ 13.567
   Number of Units Outstanding, End of Period..............     356      545      545      545      545      544
Van Kampen LIT Strategic Growth Portfolio, Class II
(1) Accumulation Unit Value, Beginning of Period........... $10.000 $  8.369 $ 10.444 $ 10.955 $ 11.585 $ 11.679
   Accumulation Unit Value, End of Period.................. $ 8.369 $ 10.444 $ 10.955 $ 11.585 $ 11.679 $ 13.382
   Number of Units Outstanding, End of Period..............     481    5,295    7,292    8,243    9,841    9,300
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period............ $10.000 $  9.021 $ 11.479 $ 12.023 $ 12.856 $ 13.425
   Accumulation Unit Value, End of Period.................. $ 9.021 $ 11.479 $ 12.023 $ 12.856 $ 13.425 $ 14.771
   Number of Units Outstanding, End of Period..............   1,495    5,864   10,342   10,091   12,286   11,694
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period............      --       --       --       -- $ 10.000 $ 10.786
   Accumulation Unit Value, End of Period..................      --       --       --       -- $ 10.786 $ 11.455
   Number of Units Outstanding, End of Period..............      --       --       --       --        0        0
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period............      --       -- $ 10.000 $ 10.807 $ 11.424 $ 12.484
   Accumulation Unit Value, End of Period..................      --       -- $ 10.807 $ 11.424 $ 12.484 $ 13.434
   Number of Units Outstanding, End of Period..............      --       --        0        0        0        0
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period............ $10.000 $  9.003 $ 11.913 $ 13.404 $ 14.700 $ 14.262
   Accumulation Unit Value, End of Period.................. $ 9.003 $ 11.913 $ 13.404 $ 14.700 $ 14.262 $ 15.783
   Number of Units Outstanding, End of Period..............     680    7,194    7,036   10,544    7,069    6,696
AllianceBernstein VPS Growth and Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period............ $10.000 $  9.059 $ 11.764 $ 12.853 $ 13.208 $ 15.179
   Accumulation Unit Value, End of Period.................. $ 9.059 $ 11.764 $ 12.853 $ 13.208 $ 15.179 $ 15.634
   Number of Units Outstanding, End of Period..............   7,678   31,399   27,801   29,082   23,383   20,952

AllianceBernstein VPS Large Cap Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 8.939 $10.833 $11.530 $ 13.009 $ 12.698
   Accumulation Unit Value, End of Period................. $ 8.939 $10.833 $11.530 $13.009 $ 12.698 $ 14.171
   Number of Units Outstanding, End of Period.............     948   3,075   5,468   7,705   12,062   11,414
FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $10.682 $ 10.840 $ 11.647
   Accumulation Unit Value, End of Period.................      --      -- $10.682 $10.840 $ 11.647 $ 11.751
   Number of Units Outstanding, End of Period.............      --      --       0       0        0        0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.226 $ 11.204 $ 13.014
   Accumulation Unit Value, End of Period.................      --      -- $11.226 $11.204 $ 13.014 $ 13.264
   Number of Units Outstanding, End of Period.............      --      --       0       0        0        0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $10.938 $ 11.878 $ 13.814
   Accumulation Unit Value, End of Period.................      --      -- $10.938 $11.878 $ 13.814 $ 14.041
   Number of Units Outstanding, End of Period.............      --      --       0       0      211      210
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period...........      --      -- $10.000 $11.504 $ 12.450 $ 14.854
   Accumulation Unit Value, End of Period.................      --      -- $11.504 $12.450 $ 14.854 $ 16.846
   Number of Units Outstanding, End of Period.............      --      --   2,061  39,960  120,687  121,035
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 8.994 $11.255 $12.285 $ 12.700 $ 14.462
   Accumulation Unit Value, End of Period................. $ 8.994 $11.255 $12.285 $12.700 $ 14.462 $ 13.347
   Number of Units Outstanding, End of Period.............   3,357   4,186     806     812      806      865
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 8.497 $10.729 $12.247 $ 13.499 $ 16.937
   Accumulation Unit Value, End of Period................. $ 8.497 $10.729 $12.247 $13.499 $ 16.937 $ 18.029
   Number of Units Outstanding, End of Period.............  18,950  35,752  39,815   9,962   13,059   12,076
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 8.034 $11.811 $14.645 $ 15.399 $ 17.744
   Accumulation Unit Value, End of Period................. $ 8.034 $11.811 $14.645 $15.399 $ 17.744 $ 15.213
   Number of Units Outstanding, End of Period.............   5,825  16,810  13,208  12,544   11,757   10,947
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $10.000 $ 8.981 $11.021 $11.371 $ 11.807 $ 12.230
   Accumulation Unit Value, End of Period................. $ 8.981 $11.021 $11.371 $11.807 $ 12.230 $ 12.676
   Number of Units Outstanding, End of Period.............  24,064  46,604  53,005  47,533   46,247    2,236



* Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Strategic Growth Portfolio, Class I.

  ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                      INCOME BENEFIT COMBINATION OPTION 2
                           Mortality & Expense = 1.7



                                                                     For the Year Ending December 31
                                                         -------------------------------------------------------
Sub-Accounts                                              2001    2002    2003    2004    2005    2006    2007
------------                                             ------- ------- ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.176 $ 6.954 $ 8.590 $ 9.490 $11.439 $12.094
   Accumulation Unit Value, End of Period............... $ 9.176 $ 6.954 $ 8.590 $ 9.490 $11.439 $12.094 $14.180
   Number of Units Outstanding, End of Period...........   1,791   3,560   3,314   3,314   3,314   3,883   3,883
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.302 $ 7.470 $ 9.356 $ 9.944 $10.290 $11.201
   Accumulation Unit Value, End of Period............... $ 9.302 $ 7.470 $ 9.356 $ 9.944 $10.290 $11.201 $11.429
   Number of Units Outstanding, End of Period...........   7,116   7,441   7,368   6,291   6,287   6,137   6,134
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.210 $ 7.105 $ 8.552 $ 9.312 $10.783 $11.006
   Accumulation Unit Value, End of Period............... $ 9.210 $ 7.105 $ 8.552 $ 9.312 $10.783 $11.006 $12.888
   Number of Units Outstanding, End of Period...........   4,944   6,780   8,093   6,992   6,982   6,982   6,969
Morgan Stanley VIS European Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.546 $ 7.357 $ 9.300 $10.274 $10.935 $13.950
   Accumulation Unit Value, End of Period............... $ 9.546 $ 7.357 $ 9.300 $10.274 $10.935 $13.950 $15.802
   Number of Units Outstanding, End of Period...........   1,959   3,136   3,771   2,708   2,704   2,139   2,136
Morgan Stanley VIS Global Advantage Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 8.968 $ 6.963 $ 8.942 $ 9.862 $10.310 $11.985
   Accumulation Unit Value, End of Period............... $ 8.968 $ 6.963 $ 8.942 $ 9.862 $10.310 $11.985 $13.734
   Number of Units Outstanding, End of Period...........     268     796     796     796     796     545     545
Morgan Stanley VIS Global Dividend Growth Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.677 $ 8.295 $10.725 $12.077 $12.594 $15.043
   Accumulation Unit Value, End of Period............... $ 9.677 $ 8.295 $10.725 $12.077 $12.594 $15.043 $15.772
   Number of Units Outstanding, End of Period...........     885   3,196   3,945   2,772   2,771   2,980   1,922
Morgan Stanley VIS High Yield Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 7.711 $ 7.016 $ 8.780 $ 9.449 $ 9.459 $10.128
   Accumulation Unit Value, End of Period............... $ 7.711 $ 7.016 $ 8.780 $ 9.449 $ 9.459 $10.128 $10.334
   Number of Units Outstanding, End of Period...........   2,141   2,406   3,344   3,343   3,344   1,162   1,162
Morgan Stanley VIS Income Builder Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.618 $ 8.695 $10.291 $11.191 $11.729 $13.129
   Accumulation Unit Value, End of Period............... $ 9.618 $ 8.695 $10.291 $11.191 $11.729 $13.129 $13.263
   Number of Units Outstanding, End of Period...........       0     154     467     467     466     619     465
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.411 $10.764 $11.427 $11.792 $11.939 $12.352
   Accumulation Unit Value, End of Period............... $10.411 $10.764 $11.427 $11.792 $11.939 $12.352 $12.826
   Number of Units Outstanding, End of Period...........     231   5,622   9,776   6,521   6,121   5,568   3,826
Morgan Stanley VIS Limited Duration Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.269 $10.470 $10.487 $10.420 $10.390 $10.616
   Accumulation Unit Value, End of Period............... $10.269 $10.470 $10.487 $10.420 $10.390 $10.616 $10.717
   Number of Units Outstanding, End of Period...........       0   6,570  16,396  13,964  12,806  16,086  13,683
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.027 $ 9.972 $ 9.835 $ 9.719 $ 9.788 $10.032
   Accumulation Unit Value, End of Period............... $10.027 $ 9.972 $ 9.835 $ 9.719 $ 9.788 $10.032 $10.312
   Number of Units Outstanding, End of Period...........       0   1,023     718     774     776     711     710
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.439 $ 7.169 $ 8.980 $ 9.728 $ 9.979 $11.292
   Accumulation Unit Value, End of Period............... $ 9.439 $ 7.169 $ 8.980 $ 9.728 $ 9.979 $11.292 $11.644
   Number of Units Outstanding, End of Period...........   2,487   5,111   6,291   6,286   6,281   5,813   5,461
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.524 $ 8.407 $10.395 $11.242 $11.933 $13.449
   Accumulation Unit Value, End of Period............... $ 9.524 $ 8.407 $10.395 $11.242 $11.933 $13.449 $14.314
   Number of Units Outstanding, End of Period...........   1,931   1,975   3,824   3,617   3,230   3,018     757
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.388 $ 6.271 $ 7.216 $ 8.526 $ 9.576 $11.289
   Accumulation Unit Value, End of Period............... $ 9.388 $ 6.271 $ 7.216 $ 8.526 $ 9.576 $11.289 $13.308
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Van Kampen UIF Emerging Markets Equity Portfolio,
  Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.757 $ 8.730 $12.833 $15.517 $20.401 $27.481
   Accumulation Unit Value, End of Period............... $ 9.757 $ 8.730 $12.833 $15.517 $20.401 $27.481 $37.906
   Number of Units Outstanding, End of Period...........     275     939   1,257   1,185     918     918     709
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.672 $ 6.819 $ 8.367 $ 8.856 $10.065 $10.292
   Accumulation Unit Value, End of Period............... $ 9.672 $ 6.819 $ 8.367 $ 8.856 $10.065 $10.292 $12.321
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Van Kampen UIF International Magnum Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.089 $ 7.426 $ 9.293 $10.714 $11.689 $14.366
   Accumulation Unit Value, End of Period............... $ 9.089 $ 7.426 $ 9.293 $10.714 $11.689 $14.366 $16.167
   Number of Units Outstanding, End of Period...........     849     237     228     208     200       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 7.304 $10.170 $12.145 $14.025 $15.053
   Accumulation Unit Value, End of Period...............      -- $ 7.304 $10.170 $12.145 $14.025 $15.053 $18.134
   Number of Units Outstanding, End of Period...........      --   1,457   1,749   1,416   1,011     657     413
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.847 $ 6.961 $ 9.675 $10.889 $12.012 $14.240
   Accumulation Unit Value, End of Period............... $ 9.847 $ 6.961 $ 9.675 $10.889 $12.012 $14.240 $15.082
   Number of Units Outstanding, End of Period...........   6,589  10,426  10,871   9,595   8,279   5,985   4,056
Van Kampen UIF U.S. Real Estate Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.247 $ 9.916 $13.485 $18.065 $20.770 $28.162
   Accumulation Unit Value, End of Period............... $10.247 $ 9.916 $13.485 $18.065 $20.770 $28.162 $22.935
   Number of Units Outstanding, End of Period...........   2,225   3,416   4,051   4,046   3,915   2,664   1,381
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      --      --      -- $10.000 $11.114 $12.128 $12.498
   Accumulation Unit Value, End of Period...............      --      --      -- $11.114 $12.128 $12.498 $14.435
   Number of Units Outstanding, End of Period...........      --      --      --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 8.030 $10.313 $11.895 $12.163 $13.864
   Accumulation Unit Value, End of Period...............      -- $ 8.030 $10.313 $11.895 $12.163 $13.864 $13.298
   Number of Units Outstanding, End of Period...........      --   2,875   9,305   9,237   8,035   6,613   4,689
Van Kampen LIT Strategic Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.248 $ 5.816 $ 7.275 $ 7.648 $ 8.107 $ 8.191
   Accumulation Unit Value, End of Period............... $ 9.248 $ 5.816 $ 7.275 $ 7.648 $ 8.107 $ 8.191 $ 9.408
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0

Van Kampen LIT Strategic Growth Portfolio, Class II
(1) Accumulation Unit Value, Beginning of Period.... $10.000 $ 8.759 $ 5.793 $ 7.228 $ 7.580 $ 8.014 $ 8.078
   Accumulation Unit Value, End of Period........... $ 8.759 $ 5.793 $ 7.228 $ 7.580 $ 8.014 $ 8.078 $ 9.254
   Number of Units Outstanding, End of Period.......   6,150   9,435  10,609   9,108   7,843   5,346   4,888
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.226 $ 6.854 $ 8.719 $ 9.131 $ 9.761 $10.191
   Accumulation Unit Value, End of Period........... $ 9.226 $ 6.854 $ 8.719 $ 9.131 $ 9.761 $10.191 $11.211
   Number of Units Outstanding, End of Period.......   2,227   2,846   3,045   3,045   3,041   4,752   3,519
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.....      --      --      --      --      -- $10.000 $10.785
   Accumulation Unit Value, End of Period...........      --      --      --      --      -- $10.785 $11.451
   Number of Units Outstanding, End of Period.......      --      --      --      --      --   6,184   4,331
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.805 $11.420 $12.478
   Accumulation Unit Value, End of Period...........      --      --      -- $10.805 $11.420 $12.478 $13.424
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0       0
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.348 $ 6.426 $ 8.501 $ 9.563 $10.486 $10.171
   Accumulation Unit Value, End of Period........... $ 9.348 $ 6.426 $ 8.501 $ 9.563 $10.486 $10.171 $11.254
   Number of Units Outstanding, End of Period.......       0     292     292     291     291     290     290
AllianceBernstein VPS Growth and Income Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.511 $ 7.261 $ 9.427 $10.298 $10.580 $12.156
   Accumulation Unit Value, End of Period........... $ 9.511 $ 7.261 $ 9.427 $10.298 $10.580 $12.156 $12.519
   Number of Units Outstanding, End of Period.......   5,378   7,511   6,687   6,685   6,683   6,169   2,660
AllianceBernstein VPS Large Cap Growth Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.308 $ 6.322 $ 7.661 $ 8.152 $ 9.195 $ 8.974
   Accumulation Unit Value, End of Period........... $ 9.308 $ 6.322 $ 7.661 $ 8.152 $ 9.195 $ 8.974 $10.013
   Number of Units Outstanding, End of Period.......     918   2,874   2,349   2,348   2,348   2,347   2,346
FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.680 $10.836 $11.640
   Accumulation Unit Value, End of Period...........      --      --      -- $10.680 $10.836 $11.640 $11.742
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $11.224 $11.200 $13.007
   Accumulation Unit Value, End of Period...........      --      --      -- $11.224 $11.200 $13.007 $13.254
   Number of Units Outstanding, End of Period.......      --      --      --       0       0   2,687       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.936 $11.874 $13.806
   Accumulation Unit Value, End of Period...........      --      --      -- $10.936 $11.874 $13.806 $14.030
   Number of Units Outstanding, End of Period.......      --      --      --       0       0     147       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $11.503 $12.447 $14.847
   Accumulation Unit Value, End of Period...........      --      --      -- $11.503 $12.447 $14.847 $16.835
   Number of Units Outstanding, End of Period.......      --      --      --       0   1,694   1,694   1,694
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.444 $ 7.515 $ 9.402 $10.260 $10.604 $12.073
   Accumulation Unit Value, End of Period........... $ 9.444 $ 7.515 $ 9.402 $10.260 $10.604 $12.073 $11.140
   Number of Units Outstanding, End of Period.......     151   7,727   7,981   5,073   4,315   4,300   4,266
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.169 $ 7.414 $ 9.360 $10.681 $11.771 $14.767
   Accumulation Unit Value, End of Period........... $ 9.169 $ 7.414 $ 9.360 $10.681 $11.771 $14.767 $15.715
   Number of Units Outstanding, End of Period.......   2,608   6,255   7,734   7,630   6,993   7,449   4,871
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.....      -- $10.000 $ 7.286 $10.709 $13.275 $13.956 $16.078
   Accumulation Unit Value, End of Period...........      -- $ 7.286 $10.709 $13.275 $13.956 $16.078 $13.781
   Number of Units Outstanding, End of Period.......      --   1,126   1,233   1,030     930   1,218     347
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.107 $ 6.571 $ 8.061 $ 8.316 $ 8.633 $ 8.940
   Accumulation Unit Value, End of Period........... $ 9.107 $ 6.571 $ 8.061 $ 8.316 $ 8.633 $ 8.940 $ 9.265
   Number of Units Outstanding, End of Period.......   1,593   4,400   3,601   3,598   2,354   2,352   2,350



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Strategic Growth Portfolio, Class I.

  ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
   WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE
                       PERFORMANCE DEATH BENEFIT OPTION
                          Mortality & Expense = 1.73



                                                                     For the Year Ending December 31
                                                         -------------------------------------------------------
Sub-Accounts                                              2001    2002    2003    2004    2005    2006    2007
------------                                             ------- ------- ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.175 $ 6.951 $ 8.584 $ 9.480 $11.424 $12.074
   Accumulation Unit Value, End of Period............... $ 9.175 $ 6.951 $ 8.584 $ 9.480 $11.424 $12.074 $14.152
   Number of Units Outstanding, End of Period...........   3,973   2,316   1,503   1,222   1,110   1,039     933
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.301 $ 7.467 $ 9.349 $ 9.933 $10.276 $11.183
   Accumulation Unit Value, End of Period............... $ 9.301 $ 7.467 $ 9.349 $ 9.933 $10.276 $11.183 $11.407
   Number of Units Outstanding, End of Period...........  16,151  18,848  20,763  19,616   9,307   7,345   5,474
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.200 $ 7.102 $ 8.545 $ 9.302 $10.769 $10.988
   Accumulation Unit Value, End of Period............... $ 9.208 $ 7.102 $ 8.545 $ 9.302 $10.769 $10.988 $12.863
   Number of Units Outstanding, End of Period...........  22,051  23,263  23,537  21,461   9,432   9,364   7,084
Morgan Stanley VIS European Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.545 $ 7.354 $ 9.293 $10.264 $10.920 $13.927
   Accumulation Unit Value, End of Period............... $ 9.545 $ 7.354 $ 9.293 $10.264 $10.920 $13.927 $15.771
   Number of Units Outstanding, End of Period...........  10,888  12,537  13,535  13,451   2,830   2,759   2,696
Morgan Stanley VIS Global Advantage Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.694 $ 6.960 $ 8.935 $ 9.851 $10.296 $11.965
   Accumulation Unit Value, End of Period............... $ 9.694 $ 6.960 $ 8.935 $ 9.851 $10.296 $11.965 $13.707
   Number of Units Outstanding, End of Period...........       0   1,650   1,648   1,646   1,644   1,642   1,642
Morgan Stanley VIS Global Dividend Growth Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.675 $ 8.291 $10.717 $12.064 $12.577 $15.018
   Accumulation Unit Value, End of Period............... $ 9.675 $ 8.291 $10.717 $12.064 $12.577 $15.018 $15.742
   Number of Units Outstanding, End of Period...........   4,517   9,550   9,033   7,548  10,175   9,256   7,793
Morgan Stanley VIS High Yield Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 7.710 $ 7.012 $ 8.774 $ 9.439 $ 9.446 $10.111
   Accumulation Unit Value, End of Period............... $ 7.710 $ 7.012 $ 8.774 $ 9.439 $ 9.446 $10.111 $10.314
   Number of Units Outstanding, End of Period...........  12,775  12,775  13,516  13,543   2,771   2,752   2,731
Morgan Stanley VIS Income Builder Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.783 $ 8.691 $10.283 $11.179 $11.713 $13.107
   Accumulation Unit Value, End of Period............... $ 9.783 $ 8.691 $10.283 $11.179 $11.713 $13.107 $13.237
   Number of Units Outstanding, End of Period...........       0   1,698   3,142   4,044   3,586   3,585   1,886
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.409 $10.759 $11.418 $11.780 $11.923 $12.332
   Accumulation Unit Value, End of Period............... $10.409 $10.759 $11.418 $11.780 $11.923 $12.332 $12.801
   Number of Units Outstanding, End of Period...........   2,021   5,487   8,409   5,504   6,781   6,706   5,704
Morgan Stanley VIS Limited Duration Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.110 $10.465 $10.479 $10.409 $10.375 $10.598
   Accumulation Unit Value, End of Period............... $10.110 $10.465 $10.479 $10.409 $10.375 $10.598 $10.696
   Number of Units Outstanding, End of Period...........       0   1,022   1,961   2,039   6,052   6,114   7,738
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.042 $ 9.967 $ 9.827 $ 9.708 $ 9.774 $10.015
   Accumulation Unit Value, End of Period............... $10.042 $ 9.967 $ 9.827 $ 9.708 $ 9.774 $10.015 $10.292
   Number of Units Outstanding, End of Period...........   3,050  22,709  24,432  24,078  23,530  10,784  16,741
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.438 $ 7.166 $ 8.974 $ 9.718 $ 9.965 $11.273
   Accumulation Unit Value, End of Period............... $ 9.438 $ 7.166 $ 8.974 $ 9.718 $ 9.965 $11.273 $11.622
   Number of Units Outstanding, End of Period...........   9,096  13,228  12,619  10,597   9,718   6,224   5,545
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.522 $ 8.404 $10.387 $11.231 $11.917 $13.427
   Accumulation Unit Value, End of Period............... $ 9.522 $ 8.404 $10.387 $11.231 $11.917 $13.427 $14.286
   Number of Units Outstanding, End of Period...........  16,619  22,766  22,832  22,844  22,267  21,407  22,133
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 8.299 $ 6.268 $ 7.211 $ 8.516 $ 9.563 $11.270
   Accumulation Unit Value, End of Period............... $ 8.299 $ 6.268 $ 7.211 $ 8.516 $ 9.563 $11.270 $13.282
   Number of Units Outstanding, End of Period...........   1,366   5,673   5,791   3,637   5,915   5,807   5,707
Van Kampen UIF Emerging Markets Equity Portfolio,
  Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.256 $ 8.726 $12.823 $15.501 $20.374 $27.436
   Accumulation Unit Value, End of Period............... $ 9.256 $ 8.726 $12.823 $15.501 $20.374 $27.436 $37.832
   Number of Units Outstanding, End of Period...........       0       0       0     539   1,756   2,185   1,670
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.623 $ 6.816 $ 8.360 $ 8.847 $10.051 $10.275
   Accumulation Unit Value, End of Period............... $ 9.623 $ 6.816 $ 8.360 $ 8.847 $10.051 $10.275 $12.297
   Number of Units Outstanding, End of Period...........       0   2,619   3,917   1,682   1,090   1,059   1,032
Van Kampen UIF International Magnum Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.787 $ 7.422 $ 9.286 $10.703 $11.673 $14.342
   Accumulation Unit Value, End of Period............... $ 9.787 $ 7.422 $ 9.286 $10.703 $11.673 $14.342 $16.135
   Number of Units Outstanding, End of Period...........       0       0       0     677     747       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 7.302 $10.165 $12.136 $14.010 $15.032
   Accumulation Unit Value, End of Period...............      -- $ 7.302 $10.165 $12.136 $14.010 $15.032 $18.103
   Number of Units Outstanding, End of Period...........      --       0   1,710   2,171   2,693   2,693   2,693
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.846 $ 6.958 $ 9.668 $10.877 $11.995 $14.216
   Accumulation Unit Value, End of Period............... $ 9.846 $ 6.958 $ 9.668 $10.877 $11.995 $14.216 $15.052
   Number of Units Outstanding, End of Period...........   5,928  19,174  20,791  17,046  15,165   8,240   6,428
Van Kampen UIF U.S. Real Estate Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.581 $ 9.911 $13.475 $18.046 $20.741 $28.115
   Accumulation Unit Value, End of Period............... $10.581 $ 9.911 $13.475 $18.046 $20.741 $28.115 $22.890
   Number of Units Outstanding, End of Period...........       0   2,727   3,445   3,382   3,631   1,978   2,002
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      --      --      -- $10.000 $11.112 $12.123 $12.490
   Accumulation Unit Value, End of Period...............      --      --      -- $11.112 $12.123 $12.490 $14.421
   Number of Units Outstanding, End of Period...........      --      --      --     244     822     822     821
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 8.028 $10.308 $11.885 $12.150 $13.844
   Accumulation Unit Value, End of Period...............      -- $ 8.028 $10.308 $11.885 $12.150 $13.844 $13.276
   Number of Units Outstanding, End of Period...........      --  14,478  21,527  20,092  24,574  19,413  17,317
Van Kampen LIT Strategic Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 8.770 $ 5.814 $ 7.269 $ 7.640 $ 8.096 $ 8.177
   Accumulation Unit Value, End of Period............... $ 8.770 $ 5.814 $ 7.269 $ 7.640 $ 8.096 $ 8.177 $ 9.390
   Number of Units Outstanding, End of Period...........   3,377   1,912   1,586   1,028   1,062   1,209       0
Van Kampen LIT Strategic Growth Portfolio, Class II
(1) Accumulation Unit Value, Beginning of Period........ $10.000 $ 8.757 $ 5.790 $ 7.223 $ 7.572 $ 8.003 $ 8.065
   Accumulation Unit Value, End of Period............... $ 8.757 $ 5.790 $ 7.223 $ 7.572 $ 8.003 $ 8.065 $ 9.235
   Number of Units Outstanding, End of Period...........   3,870   8,296  10,585  11,139   8,411   6,818   5,354
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.224 $ 6.851 $ 8.712 $ 9.121 $ 9.748 $10.174
   Accumulation Unit Value, End of Period............... $ 9.224 $ 6.851 $ 8.712 $ 9.121 $ 9.748 $10.174 $11.189
   Number of Units Outstanding, End of Period...........   2,269  10,698  10,697  10,659  10,233  10,229   9,132
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.........      --      --      --      --      -- $10.000 $10.783
   Accumulation Unit Value, End of Period...............      --      --      --      --      -- $10.783 $11.446
   Number of Units Outstanding, End of Period...........      --      --      --      --      --   6,376   1,864
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.........      --      --      -- $10.000 $10.803 $11.414 $12.468
   Accumulation Unit Value, End of Period...............      --      --      -- $10.803 $11.414 $12.468 $13.409
   Number of Units Outstanding, End of Period...........      --      --      --       0   3,834   3,834   3,834
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.119 $ 6.423 $ 8.495 $ 9.553 $10.472 $10.155
   Accumulation Unit Value, End of Period............... $ 9.119 $ 6.423 $ 8.495 $ 9.553 $10.472 $10.155 $11.232
   Number of Units Outstanding, End of Period...........     535   8,177   8,172   8,291   6,852   1,611   1,097
AllianceBernstein VPS Growth and Income Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.509 $ 7.258 $ 9.420 $10.287 $10.565 $12.136
   Accumulation Unit Value, End of Period............... $ 9.509 $ 7.258 $ 9.420 $10.287 $10.565 $12.136 $12.494
   Number of Units Outstanding, End of Period...........  15,351  34,338  35,918  31,412  37,836  42,483  38,506
AllianceBernstein VPS Large Cap Growth Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.307 $ 6.319 $ 7.655 $ 8.143 $ 9.183 $ 8.959
   Accumulation Unit Value, End of Period............... $ 9.307 $ 6.319 $ 7.655 $ 8.143 $ 9.183 $ 8.959 $ 9.993
   Number of Units Outstanding, End of Period...........   8,555   9,321   8,803   8,688   7,465   7,356   6,059
FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.........      --      --      -- $10.000 $10.678 $10.831 $11.631
   Accumulation Unit Value, End of Period...............      --      --      -- $10.678 $10.831 $11.631 $11.729
   Number of Units Outstanding, End of Period...........      --      --      --       0   1,974   1,974   1,974
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.........      --      --      -- $10.000 $11.222 $11.194 $12.997
   Accumulation Unit Value, End of Period...............      --      --      -- $11.222 $11.194 $12.997 $13.239
   Number of Units Outstanding, End of Period...........      --      --      --       0   1,881   3,629   3,629

FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............      --      --      -- $10.000 $10.934 $11.868 $13.795
   Accumulation Unit Value, End of Period...................      --      --      -- $10.934 $11.868 $13.795 $14.015
   Number of Units Outstanding, End of Period...............      --      --      --       0       0   2,397   2,467
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.............      --      --      -- $10.000 $11.501 $12.440 $14.834
   Accumulation Unit Value, End of Period...................      --      --      -- $11.501 $12.440 $14.834 $16.815
   Number of Units Outstanding, End of Period...............      --      --      --       0   3,840   5,261   5,261
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $10.000 $ 9.443 $ 7.511 $ 9.394 $10.249 $10.590 $12.053
   Accumulation Unit Value, End of Period................... $ 9.443 $ 7.511 $ 9.394 $10.249 $10.590 $12.053 $11.118
   Number of Units Outstanding, End of Period...............     835   1,134   1,830   2,453   1,618   1,618   1,618
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $10.000 $ 9.168 $ 7.411 $ 9.352 $10.670 $11.755 $14.742
   Accumulation Unit Value, End of Period................... $ 9.168 $ 7.411 $ 9.352 $10.670 $11.755 $14.742 $15.684
   Number of Units Outstanding, End of Period...............   6,531  12,641  12,721  12,098  11,375  10,224   8,943
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.............      -- $10.000 $ 7.284 $10.703 $13.264 $13.940 $16.055
   Accumulation Unit Value, End of Period...................      -- $ 7.284 $10.703 $13.264 $13.940 $16.055 $13.758
   Number of Units Outstanding, End of Period...............      --   3,602   4,910   5,377   6,879   5,110   5,078
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period............. $10.000 $ 9.105 $ 6.568 $ 8.055 $ 8.307 $ 8.621 $ 8.926
   Accumulation Unit Value, End of Period................... $ 9.105 $ 6.568 $ 8.055 $ 8.307 $ 8.621 $ 8.926 $ 9.247
   Number of Units Outstanding, End of Period...............  11,986  12,469  12,622  12,622   2,021   2,021   2,011



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Strategic Growth Portfolio, Class I.

  ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
   WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE
                       DEATH BENEFIT COMBINATION OPTION
                          Mortality & Expense = 1.74



                                                                     For the Year Ending December 31
                                                         -------------------------------------------------------
Sub-Accounts                                              2001    2002    2003    2004    2005    2006    2007
------------                                             ------- ------- ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.174 $ 6.950 $ 8.582 $ 9.476 $11.418 $12.067
   Accumulation Unit Value, End of Period............... $ 9.174 $ 6.950 $ 8.582 $ 9.476 $11.418 $12.067 $14.143
   Number of Units Outstanding, End of Period...........   5,184   9,472   5,744   5,113   3,402   3,401   3,979
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.300 $ 7.466 $ 9.347 $ 9.930 $10.271 $11.176
   Accumulation Unit Value, End of Period............... $ 9.300 $ 7.466 $ 9.347 $ 9.930 $10.271 $11.176 $11.399
   Number of Units Outstanding, End of Period...........  16,542  31,608  29,987  32,617  21,417  21,993  17,433
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.208 $ 7.101 $ 8.543 $ 9.299 $10.764 $10.982
   Accumulation Unit Value, End of Period............... $ 9.208 $ 7.101 $ 8.543 $ 9.299 $10.764 $10.982 $12.855
   Number of Units Outstanding, End of Period...........   8,290  15,924  26,502  26,861  17,923   9,355   5,856
Morgan Stanley VIS European Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.544 $ 7.353 $ 9.291 $10.260 $10.915 $13.919
   Accumulation Unit Value, End of Period............... $ 9.544 $ 7.353 $ 9.291 $10.260 $10.915 $13.919 $15.760
   Number of Units Outstanding, End of Period...........   2,088   9,116  11,344  11,682  10,926  14,625   8,998
Morgan Stanley VIS Global Advantage Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 8.966 $ 6.959 $ 8.933 $ 9.848 $10.291 $11.958
   Accumulation Unit Value, End of Period............... $ 8.966 $ 6.959 $ 8.933 $ 9.848 $10.291 $11.958 $13.698
   Number of Units Outstanding, End of Period...........   1,368   1,401   2,582   2,573   2,699   3,148   2,851
Morgan Stanley VIS Global Dividend Growth Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.675 $ 8.290 $10.714 $12.060 $12.571 $15.009
   Accumulation Unit Value, End of Period............... $ 9.675 $ 8.290 $10.714 $12.060 $12.571 $15.009 $15.731
   Number of Units Outstanding, End of Period...........   1,394   6,004   7,622  16,555  20,868  18,314  15,829
Morgan Stanley VIS High Yield Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 7.709 $ 7.011 $ 8.772 $ 9.435 $ 9.442 $10.105
   Accumulation Unit Value, End of Period............... $ 7.709 $ 7.011 $ 8.772 $ 9.435 $ 9.442 $10.105 $10.307
   Number of Units Outstanding, End of Period...........   1,226   9,124  14,666  13,826  11,692  10,053   1,605
Morgan Stanley VIS Income Builder Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.616 $ 8.689 $10.280 $11.175 $11.708 $13.100
   Accumulation Unit Value, End of Period............... $ 9.616 $ 8.689 $10.280 $11.175 $11.708 $13.100 $13.228
   Number of Units Outstanding, End of Period...........   6,298   4,618  12,308  12,305  12,939  11,722  11,439
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.409 $10.757 $11.415 $11.776 $11.917 $12.325
   Accumulation Unit Value, End of Period............... $10.409 $10.757 $11.415 $11.776 $11.917 $12.325 $12.793
   Number of Units Outstanding, End of Period...........  17,399  13,431  54,139  33,502  43,259  40,886  37,797
Morgan Stanley VIS Limited Duration Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.267 $10.464 $10.476 $10.406 $10.371 $10.592
   Accumulation Unit Value, End of Period............... $10.267 $10.464 $10.476 $10.406 $10.371 $10.592 $10.689
   Number of Units Outstanding, End of Period...........  14,958  34,867  25,275  24,002  16,570  12,428  12,445
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.042 $ 9.965 $ 9.825 $ 9.705 $ 9.770 $10.010
   Accumulation Unit Value, End of Period............... $10.042 $ 9.965 $ 9.825 $ 9.705 $ 9.770 $10.010 $10.285
   Number of Units Outstanding, End of Period...........  62,503  91,643  62,778  31,619  20,991  13,535   1,471
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.437 $ 7.165 $ 8.971 $ 9.714 $ 9.960 $11.267
   Accumulation Unit Value, End of Period............... $ 9.430 $ 7.165 $ 8.971 $ 9.714 $ 9.960 $11.267 $11.614
   Number of Units Outstanding, End of Period...........   5,933  11,051  18,993  51,235  42,193  20,801  13,117
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.520 $ 8.402 $10.385 $11.227 $11.911 $13.419
   Accumulation Unit Value, End of Period............... $ 9.522 $ 8.402 $10.385 $11.227 $11.911 $13.419 $14.277
   Number of Units Outstanding, End of Period...........   7,403  21,585  36,214  30,261  29,015  35,078  30,417
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 8.299 $ 6.267 $ 7.209 $ 8.513 $ 9.558 $11.264
   Accumulation Unit Value, End of Period............... $ 8.299 $ 6.267 $ 7.209 $ 8.513 $ 9.558 $11.264 $13.274
   Number of Units Outstanding, End of Period...........   2,364   5,972   5,863   5,862   6,309   5,938   5,882
Van Kampen UIF Emerging Markets Equity Portfolio,
  Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.255 $ 8.724 $12.820 $15.495 $20.364 $27.421
   Accumulation Unit Value, End of Period............... $ 9.255 $ 8.724 $12.820 $15.495 $20.364 $27.421 $37.807
   Number of Units Outstanding, End of Period...........       0   3,749     426     369   1,140   3,521   3,057
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.623 $ 6.815 $ 8.358 $ 8.844 $10.047 $10.269
   Accumulation Unit Value, End of Period............... $ 9.623 $ 6.815 $ 8.358 $ 8.844 $10.047 $10.269 $12.289
   Number of Units Outstanding, End of Period...........     605     712   1,095   1,104   1,037   2,036     300
Van Kampen UIF International Magnum Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.087 $ 7.421 $ 9.284 $10.699 $11.667 $14.334
   Accumulation Unit Value, End of Period............... $ 9.087 $ 7.421 $ 9.284 $10.699 $11.667 $14.334 $16.125
   Number of Units Outstanding, End of Period...........   2,449   2,988   5,737   5,427   6,343   5,928   4,129
Van Kampen UIF Mid Cap Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 7.302 $10.163 $12.132 $14.005 $15.025
   Accumulation Unit Value, End of Period...............      -- $ 7.302 $10.163 $12.132 $14.005 $15.025 $18.093
   Number of Units Outstanding, End of Period...........      --      66   4,253   4,035   3,899   3,464   7,549
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.845 $ 6.957 $ 9.665 $10.874 $11.990 $14.209
   Accumulation Unit Value, End of Period............... $ 9.845 $ 6.957 $ 9.665 $10.874 $11.990 $14.209 $15.042
   Number of Units Outstanding, End of Period...........  13,669  54,846  57,906  51,083  47,023  40,603  34,762
Van Kampen UIF U.S. Real Estate Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.244 $ 9.910 $13.471 $18.040 $20.732 $28.100
   Accumulation Unit Value, End of Period............... $10.244 $ 9.910 $13.471 $18.040 $20.732 $28.100 $22.875
   Number of Units Outstanding, End of Period...........   5,124  11,314   3,464   3,919   5,922   5,927   3,636
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      --      --      -- $10.000 $11.111 $12.120 $12.485
   Accumulation Unit Value, End of Period...............      --      --      -- $11.111 $12.120 $12.485 $14.413
   Number of Units Outstanding, End of Period...........      --      --      --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 8.028 $10.306 $11.882 $12.146 $13.838
   Accumulation Unit Value, End of Period...............      -- $ 8.028 $10.306 $11.882 $12.146 $13.838 $13.268
   Number of Units Outstanding, End of Period...........      --  40,034  48,193  48,186  41,048  36,279  32,689
Van Kampen LIT Strategic Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 8.770 $ 5.813 $ 7.267 $ 7.637 $ 8.093 $ 8.172
   Accumulation Unit Value, End of Period............... $ 8.770 $ 5.813 $ 7.267 $ 7.637 $ 8.093 $ 8.172 $ 9.383
   Number of Units Outstanding, End of Period...........   1,154   2,104   2,103   2,103   2,102   1,714   1,698

Van Kampen LIT Strategic Growth Portfolio, Class II
(1) Accumulation Unit Value, Beginning of Period.... $10.000 $  8.757 $  5.789 $  7.221 $ 7.570 $ 8.000 $ 8.060
   Accumulation Unit Value, End of Period........... $ 8.757 $  5.789 $  7.221 $  7.570 $ 8.000 $ 8.060 $ 9.229
   Number of Units Outstanding, End of Period.......   4,181   11,391   27,227   24,426  20,438  18,987  17,641
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period..... $10.000 $  9.224 $  6.850 $  8.710 $ 9.118 $ 9.743 $10.169
   Accumulation Unit Value, End of Period........... $ 9.224 $  6.850 $  8.710 $  9.118 $ 9.743 $10.169 $11.181
   Number of Units Outstanding, End of Period.......   4,010    8,484    6,482    5,340   3,913   5,649   4,266
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.....      --       --       --       --      -- $10.000 $10.782
   Accumulation Unit Value, End of Period...........      --       --       --       --      -- $10.782 $11.444
   Number of Units Outstanding, End of Period.......      --       --       --       --      --   6,336   3,885
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.....      --       --       -- $ 10.000 $10.802 $11.412 $12.464
   Accumulation Unit Value, End of Period...........      --       --       -- $ 10.802 $11.412 $12.464 $13.404
   Number of Units Outstanding, End of Period.......      --       --       --        0       0       0       0
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $  9.119 $  6.422 $  8.493 $ 9.550 $10.467 $10.149
   Accumulation Unit Value, End of Period........... $ 9.119 $  6.422 $  8.493 $  9.550 $10.467 $10.149 $11.225
   Number of Units Outstanding, End of Period.......     830    1,853    9,088    2,878   2,876   1,741   1,181
AllianceBernstein VPS Growth and Income Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $  9.509 $  7.257 $  9.417 $10.283 $10.560 $12.129
   Accumulation Unit Value, End of Period........... $ 9.509 $  7.257 $  9.417 $ 10.283 $10.560 $12.129 $12.486
   Number of Units Outstanding, End of Period.......  40,349  101,407  115,918  106,290  92,313  78,450  47,878
AllianceBernstein VPS Large Cap Growth Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $  9.306 $  6.318 $  7.653 $ 8.140 $ 9.179 $ 8.954
   Accumulation Unit Value, End of Period........... $ 9.306 $  6.318 $  7.653 $  8.140 $ 9.179 $ 8.954 $ 9.987
   Number of Units Outstanding, End of Period.......   3,186   11,614   16,483   15,850  14,908  13,695  21,006
FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --       --       -- $ 10.000 $10.677 $10.830 $11.629
   Accumulation Unit Value, End of Period...........      --       --       -- $ 10.677 $10.830 $11.629 $11.726
   Number of Units Outstanding, End of Period.......      --       --       --        0     835     760   2,832
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --       --       -- $ 10.000 $11.221 $11.193 $12.994
   Accumulation Unit Value, End of Period...........      --       --       -- $ 11.221 $11.193 $12.994 $13.235
   Number of Units Outstanding, End of Period.......      --       --       --    8,134  19,028  17,847  17,228
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --       --       -- $ 10.000 $10.933 $11.867 $13.792
   Accumulation Unit Value, End of Period...........      --       --       -- $ 10.933 $11.867 $13.792 $14.011
   Number of Units Outstanding, End of Period.......      --       --       --        0     637   8,217  13,110
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --       --       -- $ 10.000 $11.500 $12.438 $14.831
   Accumulation Unit Value, End of Period...........      --       --       -- $ 11.500 $12.438 $14.831 $16.809
   Number of Units Outstanding, End of Period.......      --       --       --        0  11,647  14,719  13,984
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $  9.442 $  7.510 $  9.392 $10.245 $10.585 $12.046
   Accumulation Unit Value, End of Period........... $ 9.442 $  7.510 $  9.392 $ 10.245 $10.585 $12.046 $11.111
   Number of Units Outstanding, End of Period.......   3,685    2,711    1,716    1,684   1,688   1,058   1,058
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $  9.167 $  7.410 $  9.350 $10.666 $11.750 $14.734
   Accumulation Unit Value, End of Period........... $ 9.167 $  7.410 $  9.350 $ 10.666 $11.750 $14.734 $15.674
   Number of Units Outstanding, End of Period.......   4,725   12,230   18,700   18,280  17,420  19,992  17,540
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.....      -- $ 10.000 $  7.284 $ 10.701 $13.261 $13.935 $16.048
   Accumulation Unit Value, End of Period...........      -- $  7.284 $ 10.701 $ 13.261 $13.935 $16.048 $13.750
   Number of Units Outstanding, End of Period.......      --   23,862   10,448   13,094   9,363   8,914   5,025
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $  9.105 $  6.567 $  8.053 $ 8.304 $ 8.618 $ 8.921
   Accumulation Unit Value, End of Period........... $ 9.105 $  6.567 $  8.053 $  8.304 $ 8.618 $ 8.921 $ 9.241
   Number of Units Outstanding, End of Period.......  15,362   42,101   42,280   41,085  34,313  34,030   4,470



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.74% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Strategic Growth Portfolio, Class I.

    ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
         EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
            WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2
                          Mortality & Expense = 1.75



                                                                         For the Year Ending December 31
                                                              ------------------------------------------------------
Sub-Accounts                                                     2000       2001       2002       2003       2004
------------                                                  ---------- ---------- ---------- ---------- ----------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $    9.650 $    6.762 $    5.122 $    6.324
   Accumulation Unit Value, End of Period.................... $    9.650 $    6.762 $    5.122 $    6.324 $    6.982
   Number of Units Outstanding, End of Period................    469,487  1,061,789  1,360,374  1,518,112  1,294,253
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $   10.653 $    9.890 $    7.938 $    9.937
   Accumulation Unit Value, End of Period.................... $   10.653 $    9.890 $    7.938 $    9.937 $   10.556
   Number of Units Outstanding, End of Period................    271,910  1,578,584  2,860,148  3,379,413  3,154,351
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $    9.501 $    6.801 $    5.244 $    6.309
   Accumulation Unit Value, End of Period.................... $    9.501 $    6.801 $    5.244 $    6.309 $    6.867
   Number of Units Outstanding, End of Period................    774,487  2,807,145  4,539,999  5,149,626  4,596,555
Morgan Stanley VIS European Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $    9.164 $    7.383 $    5.688 $    7.186
   Accumulation Unit Value, End of Period.................... $    9.164 $    7.383 $    5.688 $    7.186 $    7.935
   Number of Units Outstanding, End of Period................    366,996  1,088,233  1,709,498  1,769,973  1,647,296
Morgan Stanley VIS Global Advantage Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $    8.390 $    6.297 $    4.877 $    6.273
   Accumulation Unit Value, End of Period.................... $    8.390 $    6.297 $    4.877 $    6.273 $    6.914
   Number of Units Outstanding, End of Period................    138,177    309,367    446,731    527,968    508,753
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $    9.903 $    9.904 $    7.792 $   10.069
   Accumulation Unit Value, End of Period.................... $    9.903 $    9.904 $    7.792 $   10.069 $   11.333
   Number of Units Outstanding, End of Period................     76,411    443,781  1,032,571  1,394,809  1,626,502
Morgan Stanley VIS High Yield Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $    6.925 $    4.492 $    4.085 $    5.110
   Accumulation Unit Value, End of Period.................... $    6.925 $    4.492 $    4.085 $    5.110 $    5.496
   Number of Units Outstanding, End of Period................     54,190    383,103    926,754  1,944,473  1,395,462
Morgan Stanley VIS Income Builder Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $   10.001 $   10.024 $    9.057 $   10.714
   Accumulation Unit Value, End of Period.................... $   10.001 $   10.024 $    9.057 $   10.714 $   11.645
   Number of Units Outstanding, End of Period................     10,568    179,563    491,480    776,916    741,291
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $   10.718 $   11.502 $   11.885 $   12.611
   Accumulation Unit Value, End of Period.................... $   10.718 $   11.502 $   11.885 $   12.611 $   13.008
   Number of Units Outstanding, End of Period................     71,637  1,097,215  2,096,621  2,585,587  2,422,099
Morgan Stanley VIS Limited Duration Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $   10.274 $   10.739 $   10.944 $   10.956
   Accumulation Unit Value, End of Period.................... $   10.274 $   10.739 $   10.944 $   10.956 $   10.881
   Number of Units Outstanding, End of Period................     44,141    752,768  2,232,929  3,093,826  2,622,457
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $   10.233 $   10.410 $   10.330 $   10.183
   Accumulation Unit Value, End of Period.................... $   10.233 $   10.410 $   10.330 $   10.183 $   10.058
   Number of Units Outstanding, End of Period................    331,136  2,182,137  2,918,838  2,162,161  1,403,818
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $    8.933 $    7.670 $    5.823 $    7.290
   Accumulation Unit Value, End of Period.................... $    8.933 $    7.670 $    5.823 $    7.290 $    7.893
   Number of Units Outstanding, End of Period................    349,739  2,012,604  3,905,323  4,735,787  4,561,829
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $    9.894 $    8.702 $    7.678 $    9.488
   Accumulation Unit Value, End of Period.................... $    9.894 $    8.702 $    7.678 $    9.488 $   10.257
   Number of Units Outstanding, End of Period................    927,640  1,542,063  2,468,150  2,884,770  2,753,264
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $   10.101 $    7.339 $    5.541 $    6.374
   Accumulation Unit Value, End of Period.................... $   10.101 $    7.339 $    5.541 $    6.374 $    7.526
   Number of Units Outstanding, End of Period................    262,820    833,046  1,077,478  1,077,891    995,363
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $    6.368 $    5.845 $    5.227 $    7.680
   Accumulation Unit Value, End of Period.................... $    6.368 $    5.845 $    5.227 $    7.680 $    9.282
   Number of Units Outstanding, End of Period................     83,363    309,853    797,483  1,014,076  1,086,953
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $    8.312 $    6.926 $    4.904 $    6.014
   Accumulation Unit Value, End of Period.................... $    8.312 $    6.926 $    4.904 $    6.014 $    6.363
   Number of Units Outstanding, End of Period................    289,749    583,460    843,410    963,208  1,101,591
Van Kampen UIF International Magnum Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $    9.028 $    7.152 $    5.840 $    7.305
   Accumulation Unit Value, End of Period.................... $    9.028 $    7.152 $    5.840 $    7.305 $    8.419
   Number of Units Outstanding, End of Period................     64,366    243,882    481,617    684,693    803,830
Van Kampen UIF Mid Cap Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period..............         --         -- $   10.000 $    7.301 $   10.161
   Accumulation Unit Value, End of Period....................         --         -- $    7.301 $   10.161 $   12.129
   Number of Units Outstanding, End of Period................         --         --    283,317    624,223    749,018
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $   10.202 $    9.699 $    6.853 $    9.520
   Accumulation Unit Value, End of Period.................... $   10.202 $    9.699 $    6.853 $    9.520 $   10.709
   Number of Units Outstanding, End of Period................    169,809  1,402,322  3,137,440  3,453,572  3,298,103
Van Kampen UIF U.S. Real Estate Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $   11.470 $   12.367 $   11.962 $   16.260
   Accumulation Unit Value, End of Period.................... $   11.470 $   12.367 $   11.962 $   16.260 $   21.771
   Number of Units Outstanding, End of Period................     24,307    284,418    698,197    856,824    787,430
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period..............         --         --         --         -- $   10.000
   Accumulation Unit Value, End of Period....................         --         --         --         -- $   11.110
   Number of Units Outstanding, End of Period................         --         --         --         --    185,623
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period..............         --         -- $   10.000 $    8.027 $   10.305
   Accumulation Unit Value, End of Period....................         --         -- $    8.027 $   10.305 $   11.879
   Number of Units Outstanding, End of Period................         --         --  2,060,862  3,981,373  4,692,162
Van Kampen LIT Strategic Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $    8.106 $    5.451 $    3.612 $    4.516
   Accumulation Unit Value, End of Period.................... $    8.106 $    5.451 $    3.612 $    4.516 $    4.745
   Number of Units Outstanding, End of Period................  1,125,425  2,276,631  2,047,802  1,832,709  1,475,725
Van Kampen LIT Strategic Growth Portfolio, Class II
(1) Accumulation Unit Value, Beginning of Period.............         -- $   10.000 $    8.080 $    5.342 $    6.662
   Accumulation Unit Value, End of Period....................         -- $    8.080 $    5.342 $    6.662 $    6.983
   Number of Units Outstanding, End of Period................         --  1,087,677  2,448,148  2,776,672  2,487,740
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $    8.261 $    6.221 $    4.619 $    5.874
   Accumulation Unit Value, End of Period.................... $    8.261 $    6.221 $    4.619 $    5.874 $    6.148
   Number of Units Outstanding, End of Period................    149,322    879,656  1,496,142  1,627,186  1,543,912
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period..............         --         --         --         --         --
   Accumulation Unit Value, End of Period....................         --         --         --         --         --
   Number of Units Outstanding, End of Period................         --         --         --         --         --
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period..............         --         --         --         -- $   10.000
   Accumulation Unit Value, End of Period....................         --         --         --         -- $   10.802
   Number of Units Outstanding, End of Period................         --         --         --         --     41,109
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $    7.978 $    5.979 $    4.210 $    5.567
   Accumulation Unit Value, End of Period.................... $    7.978 $    5.979 $    4.210 $    5.567 $    6.259
   Number of Units Outstanding, End of Period................     95,260    528,503    832,952  1,079,645  1,300,828
AllianceBernstein VPS Growth and Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.............. $   10.000 $   10.213 $   10.040 $    7.661 $    9.942
   Accumulation Unit Value, End of Period.................... $   10.213 $   10.040 $    7.661 $    9.942 $   10.855
   Number of Units Outstanding, End of Period................    284,825  2,415,219  4,521,368  5,085,088  4,668,739

AllianceBernstein VPS Large Cap Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period........... $ 10.000 $    7.956 $    6.450 $    4.379 $    5.303
   Accumulation Unit Value, End of Period................. $  7.956 $    6.450 $    4.379 $    5.303 $    5.641
   Number of Units Outstanding, End of Period.............  438,221  1,128,214  1,651,117  1,756,540  1,564,218
FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period...........       --         --         --         -- $   10.000
   Accumulation Unit Value, End of Period.................       --         --         --         -- $   10.677
   Number of Units Outstanding, End of Period.............       --         --         --         --     42,624
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period...........       --         --         --         -- $   10.000
   Accumulation Unit Value, End of Period.................       --         --         --         -- $   11.220
   Number of Units Outstanding, End of Period.............       --         --         --         --    144,870
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period...........       --         --         --         -- $   10.000
   Accumulation Unit Value, End of Period.................       --         --         --         -- $   10.932
   Number of Units Outstanding, End of Period.............       --         --         --         --     92,727
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period...........       --         --         --         -- $   10.000
   Accumulation Unit Value, End of Period.................       --         --         --         -- $   11.499
   Number of Units Outstanding, End of Period.............       --         --         --         --    134,646
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $ 10.000 $   10.534 $    9.679 $    7.697 $    9.625
   Accumulation Unit Value, End of Period................. $ 10.534 $    9.679 $    7.697 $    9.625 $   10.499
   Number of Units Outstanding, End of Period.............   87,345    539,368    827,518    985,327    908,815
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $ 10.000 $    8.990 $    7.005 $    5.662 $    7.144
   Accumulation Unit Value, End of Period................. $  8.990 $    7.005 $    5.662 $    7.144 $    8.149
   Number of Units Outstanding, End of Period.............  291,584  1,315,715  2,572,408  2,667,528  2,577,575
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period...........       --         -- $   10.000 $    7.283 $   10.700
   Accumulation Unit Value, End of Period.................       --         -- $    7.283 $   10.700 $   13.257
   Number of Units Outstanding, End of Period.............       --         --    878,033  1,294,572  1,280,419
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $ 10.000 $    8.094 $    6.164 $    4.445 $    5.451
   Accumulation Unit Value, End of Period................. $  8.094 $    6.164 $    4.445 $    5.451 $    5.621
   Number of Units Outstanding, End of Period.............  409,032  1,324,888  2,330,221  2,485,962  2,096,307

    ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
         EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
            WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2
                          Mortality & Expense = 1.75



                                                              For the Year Ending December 31
                                                              --------------------------------
Sub-Accounts                                                     2005       2006       2007
------------                                                  ---------- ---------- ----------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    6.982 $    8.412 $    8.890
   Accumulation Unit Value, End of Period.................... $    8.412 $    8.890 $   10.417
   Number of Units Outstanding, End of Period................  1,123,088  1,056,141    819,901
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.556 $   10.918 $   11.879
   Accumulation Unit Value, End of Period.................... $   10.918 $   11.879 $   12.115
   Number of Units Outstanding, End of Period................  2,941,147  2,484,631  2,100,896
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    6.867 $    7.947 $    8.108
   Accumulation Unit Value, End of Period.................... $    7.947 $    8.108 $    9.490
   Number of Units Outstanding, End of Period................  3,934,936  3,309,829  2,509,059
Morgan Stanley VIS European Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    7.935 $    8.441 $   10.762
   Accumulation Unit Value, End of Period.................... $    8.441 $   10.762 $   12.185
   Number of Units Outstanding, End of Period................  1,401,134  1,250,182    952,301
Morgan Stanley VIS Global Advantage Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    6.914 $    7.225 $    8.395
   Accumulation Unit Value, End of Period.................... $    7.225 $    8.395 $    9.615
   Number of Units Outstanding, End of Period................    458,383    397,207    333,729
Morgan Stanley VIS Global Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   11.333 $   11.812 $   14.102
   Accumulation Unit Value, End of Period.................... $   11.812 $   14.102 $   14.778
   Number of Units Outstanding, End of Period................  1,516,768  1,286,764  1,021,614
Morgan Stanley VIS High Yield Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    5.496 $    5.499 $    5.885
   Accumulation Unit Value, End of Period.................... $    5.499 $    5.885 $    6.002
   Number of Units Outstanding, End of Period................  1,286,402    952,543    784,200
Morgan Stanley VIS Income Builder Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   11.645 $   12.199 $   13.648
   Accumulation Unit Value, End of Period.................... $   12.199 $   13.648 $   13.781
   Number of Units Outstanding, End of Period................    645,319    634,974    493,633
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   13.008 $   13.163 $   13.613
   Accumulation Unit Value, End of Period.................... $   13.163 $   13.613 $   14.127
   Number of Units Outstanding, End of Period................  2,051,814  1,845,122  1,607,901
Morgan Stanley VIS Limited Duration Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.881 $   10.843 $   11.074
   Accumulation Unit Value, End of Period.................... $   10.843 $   11.074 $   11.174
   Number of Units Outstanding, End of Period................  2,353,613  2,062,909  1,845,204
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.058 $   10.124 $   10.372
   Accumulation Unit Value, End of Period.................... $   10.124 $   10.372 $   10.656
   Number of Units Outstanding, End of Period................  1,155,833  1,264,392  1,495,033
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    7.893 $    8.092 $    9.153
   Accumulation Unit Value, End of Period.................... $    8.092 $    9.153 $    9.434
   Number of Units Outstanding, End of Period................  3,977,510  3,410,096  2,759,344
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $   10.257 $   10.881 $   12.258
   Accumulation Unit Value, End of Period.................... $   10.881 $   12.258 $   13.039
   Number of Units Outstanding, End of Period................  2,455,142  2,194,919  1,742,423
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period.............. $    7.526 $    8.449 $    9.956
   Accumulation Unit Value, End of Period.................... $    8.449 $    9.956 $   11.731
   Number of Units Outstanding, End of Period................    955,425    863,444    634,995
Van Kampen UIF Emerging Markets Equity Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $    9.282 $   12.198 $   16.422
   Accumulation Unit Value, End of Period.................... $   12.198 $   16.422 $   22.641
   Number of Units Outstanding, End of Period................  1,006,355    892,045    678,030
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $    6.363 $    7.228 $    7.387
   Accumulation Unit Value, End of Period.................... $    7.228 $    7.387 $    8.840
   Number of Units Outstanding, End of Period................    985,765    961,796    816,717
Van Kampen UIF International Magnum Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $    8.419 $    9.180 $   11.277
   Accumulation Unit Value, End of Period.................... $    9.180 $   11.277 $   12.684
   Number of Units Outstanding, End of Period................    797,967    790,770    760,910
Van Kampen UIF Mid Cap Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $   12.129 $   14.000 $   15.018
   Accumulation Unit Value, End of Period.................... $   14.000 $   15.018 $   18.083
   Number of Units Outstanding, End of Period................    761,607    743,358    574,097
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $   10.709 $   11.807 $   13.991
   Accumulation Unit Value, End of Period.................... $   11.807 $   13.991 $   14.810
   Number of Units Outstanding, End of Period................  2,998,788  2,647,402  2,093,332
Van Kampen UIF U.S. Real Estate Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $   21.771 $   25.018 $   33.905
   Accumulation Unit Value, End of Period.................... $   25.018 $   33.905 $   27.599
   Number of Units Outstanding, End of Period................    689,910    601,479    460,496
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.............. $   11.110 $   12.120 $   12.484
   Accumulation Unit Value, End of Period.................... $   12.120 $   12.484 $   14.411
   Number of Units Outstanding, End of Period................    174,188    177,939    151,192
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.............. $   11.879 $   12.141 $   13.832
   Accumulation Unit Value, End of Period.................... $   12.141 $   13.832 $   13.261
   Number of Units Outstanding, End of Period................  4,582,941  4,010,523  3,247,626
Van Kampen LIT Strategic Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.............. $    4.745 $    5.028 $    5.077
   Accumulation Unit Value, End of Period.................... $    5.028 $    5.077 $    5.829
   Number of Units Outstanding, End of Period................  1,270,965  1,003,582    758,126
Van Kampen LIT Strategic Growth Portfolio, Class II
(1) Accumulation Unit Value, Beginning of Period............. $    6.983 $    7.379 $    7.434
   Accumulation Unit Value, End of Period.................... $    7.379 $    7.434 $    8.512
   Number of Units Outstanding, End of Period................  2,167,218  1,907,902  1,560,383
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period.............. $    6.148 $    6.569 $    6.855
   Accumulation Unit Value, End of Period.................... $    6.569 $    6.855 $    7.537
   Number of Units Outstanding, End of Period................  1,391,899  1,620,505  1,328,800
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period..............         -- $   10.000 $   10.781
   Accumulation Unit Value, End of Period....................         -- $   10.781 $   11.442
   Number of Units Outstanding, End of Period................         --    940,918    757,347
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.............. $   10.802 $   11.411 $   12.462
   Accumulation Unit Value, End of Period.................... $   11.411 $   12.462 $   13.401
   Number of Units Outstanding, End of Period................     88,723    108,969     98,872
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.............. $    6.259 $    6.860 $    6.651
   Accumulation Unit Value, End of Period.................... $    6.860 $    6.651 $    7.355
   Number of Units Outstanding, End of Period................  1,381,719  1,281,664    972,840
AllianceBernstein VPS Growth and Income Portfolio - Class B
   Accumulation Unit Value, Beginning of Period.............. $   10.855 $   11.146 $   12.801
   Accumulation Unit Value, End of Period.................... $   11.146 $   12.801 $   13.176
   Number of Units Outstanding, End of Period................  4,090,295  3,434,765  2,698,684

AllianceBernstein VPS Large Cap Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period........... $    5.641 $    6.359 $    6.203
   Accumulation Unit Value, End of Period................. $    6.359 $    6.203 $    6.918
   Number of Units Outstanding, End of Period.............  1,465,897  1,454,980  1,256,692
FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period........... $   10.677 $   10.828 $   11.625
   Accumulation Unit Value, End of Period................. $   10.828 $   11.625 $   11.721
   Number of Units Outstanding, End of Period.............     54,130     69,780     55,283
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period........... $   11.220 $   11.191 $   12.991
   Accumulation Unit Value, End of Period................. $   11.191 $   12.991 $   13.230
   Number of Units Outstanding, End of Period.............    462,215    713,094    843,262
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period........... $   10.932 $   11.865 $   13.789
   Accumulation Unit Value, End of Period................. $   11.865 $   13.789 $   14.005
   Number of Units Outstanding, End of Period.............    291,753    502,147    496,997
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period........... $   11.499 $   12.436 $   14.827
   Accumulation Unit Value, End of Period................. $   12.436 $   14.827 $   16.803
   Number of Units Outstanding, End of Period.............    459,858    602,947    540,077
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $   10.499 $   10.846 $   12.342
   Accumulation Unit Value, End of Period................. $   10.846 $   12.342 $   11.383
   Number of Units Outstanding, End of Period.............    778,357    679,235    543,343
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $    8.149 $    8.975 $   11.254
   Accumulation Unit Value, End of Period................. $    8.975 $   11.254 $   11.971
   Number of Units Outstanding, End of Period.............  2,509,433  2,358,081  2,027,505
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $   13.257 $   13.930 $   16.041
   Accumulation Unit Value, End of Period................. $   13.930 $   16.041 $   13.742
   Number of Units Outstanding, End of Period.............  1,222,210  1,178,909  1,007,299
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period........... $    5.621 $    5.832 $    6.037
   Accumulation Unit Value, End of Period................. $    5.832 $    6.037 $    6.252
   Number of Units Outstanding, End of Period.............  1,746,200  1,344,321  1,000,204



* Contracts with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Strategic Growth Portfolio, Class I.

  ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME
                         BENEFIT COMBINATION OPTION 2
                           Mortality & Expense = 1.8



                                                                     For the Year Ending December 31
                                                         -------------------------------------------------------
Sub-Accounts                                              2001    2002    2003    2004    2005    2006    2007
------------                                             ------- ------- ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.360 $ 6.944 $ 8.569 $ 9.456 $11.387 $12.027
   Accumulation Unit Value, End of Period............... $ 9.360 $ 6.944 $ 8.569 $ 9.456 $11.387 $12.027 $14.087
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.297 $ 7.459 $ 9.333 $ 9.909 $10.243 $11.139
   Accumulation Unit Value, End of Period............... $ 9.297 $ 7.459 $ 9.333 $ 9.909 $10.243 $11.139 $11.355
   Number of Units Outstanding, End of Period...........     584   4,244   4,061   4,059   3,394   3,019   2,664
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.205 $ 7.094 $ 8.530 $ 9.279 $10.734 $10.946
   Accumulation Unit Value, End of Period............... $ 9.205 $ 7.094 $ 8.530 $ 9.279 $10.734 $10.946 $12.804
   Number of Units Outstanding, End of Period...........     591   2,516   4,005   3,911   1,338   1,338   1,338
Morgan Stanley VIS European Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.969 $ 7.346 $ 9.277 $10.238 $10.886 $13.873
   Accumulation Unit Value, End of Period............... $ 9.969 $ 7.346 $ 9.277 $10.238 $10.886 $13.873 $15.699
   Number of Units Outstanding, End of Period...........       0     310     310     310     310     271     233
Morgan Stanley VIS Global Advantage Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.693 $ 6.952 $ 8.919 $ 9.827 $10.263 $11.919
   Accumulation Unit Value, End of Period............... $ 9.693 $ 6.952 $ 8.919 $ 9.827 $10.263 $11.919 $13.644
   Number of Units Outstanding, End of Period...........       0       0     197     197     197     197     197
Morgan Stanley VIS Global Dividend Growth Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.129 $ 8.283 $10.698 $12.034 $12.537 $14.960
   Accumulation Unit Value, End of Period............... $10.129 $ 8.283 $10.698 $12.034 $12.537 $14.960 $15.670
   Number of Units Outstanding, End of Period...........       0     681   1,136   1,072       0       0       0
Morgan Stanley VIS High Yield Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.190 $ 7.005 $ 8.758 $ 9.415 $ 9.416 $10.072
   Accumulation Unit Value, End of Period............... $ 9.190 $ 7.005 $ 8.758 $ 9.415 $ 9.416 $10.072 $10.267
   Number of Units Outstanding, End of Period...........       0       0     528     528     528     528     528
Morgan Stanley VIS Income Builder Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.782 $ 8.681 $10.265 $11.151 $11.676 $13.056
   Accumulation Unit Value, End of Period............... $ 9.782 $ 8.681 $10.265 $11.151 $11.676 $13.056 $13.176
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.406 $10.747 $11.398 $11.751 $11.885 $12.284
   Accumulation Unit Value, End of Period............... $10.406 $10.747 $11.398 $11.751 $11.885 $12.284 $12.743
   Number of Units Outstanding, End of Period...........   4,834   7,038   4,967   4,932   4,068   3,859   3,663
Morgan Stanley VIS Limited Duration Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.264 $10.454 $10.460 $10.384 $10.343 $10.557
   Accumulation Unit Value, End of Period............... $10.264 $10.454 $10.460 $10.384 $10.343 $10.557 $10.647
   Number of Units Outstanding, End of Period...........   1,946  10,346  33,139  29,764  23,615  19,790  15,266
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.038 $ 9.956 $ 9.810 $ 9.684 $ 9.743 $ 9.977
   Accumulation Unit Value, End of Period............... $10.038 $ 9.956 $ 9.810 $ 9.684 $ 9.743 $ 9.977 $10.245
   Number of Units Outstanding, End of Period...........     598     594   1,592   1,285   1,285   1,249   6,797
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.434 $ 7.158 $ 8.958 $ 9.693 $ 9.933 $11.230
   Accumulation Unit Value, End of Period............... $ 9.434 $ 7.158 $ 8.958 $ 9.693 $ 9.933 $11.230 $11.569
   Number of Units Outstanding, End of Period...........     382     871     255     255     255     255     255
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.519 $ 8.395 $10.369 $11.203 $11.879 $13.375
   Accumulation Unit Value, End of Period............... $ 9.519 $ 8.395 $10.369 $11.203 $11.879 $13.375 $14.221
   Number of Units Outstanding, End of Period...........   1,516   3,398   2,834   2,995   2,995   2,995   2,995
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.386 $ 6.261 $ 7.198 $ 8.495 $ 9.532 $11.227
   Accumulation Unit Value, End of Period............... $ 9.386 $ 6.261 $ 7.198 $ 8.495 $ 9.532 $11.227 $13.222
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Van Kampen UIF Emerging Markets Equity Portfolio,
  Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.254 $ 8.716 $12.800 $15.463 $20.309 $27.330
   Accumulation Unit Value, End of Period............... $ 9.254 $ 8.716 $12.800 $15.463 $20.309 $27.330 $37.659
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.671 $ 6.808 $ 8.345 $ 8.825 $10.020 $10.235
   Accumulation Unit Value, End of Period............... $ 9.671 $ 6.808 $ 8.345 $ 8.825 $10.020 $10.235 $12.241
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Van Kampen UIF International Magnum Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.084 $ 7.414 $ 9.269 $10.677 $11.636 $14.287
   Accumulation Unit Value, End of Period............... $ 9.084 $ 7.414 $ 9.269 $10.677 $11.636 $14.287 $16.062
   Number of Units Outstanding, End of Period...........     200     448   1,045   1,186   1,186   1,186   1,186
Van Kampen UIF Mid Cap Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 7.299 $10.153 $12.113 $13.974 $14.983
   Accumulation Unit Value, End of Period...............      -- $ 7.299 $10.153 $12.113 $13.974 $14.983 $18.032
   Number of Units Outstanding, End of Period...........      --       0     297     297     297     297     297
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.969 $ 6.950 $ 9.650 $10.851 $11.957 $14.162
   Accumulation Unit Value, End of Period............... $ 9.969 $ 6.950 $ 9.650 $10.851 $11.957 $14.162 $14.984
   Number of Units Outstanding, End of Period...........       0     812   1,989   1,911     655     655     655
Van Kampen UIF U.S. Real Estate Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.580 $ 9.901 $13.451 $18.001 $20.676 $28.007
   Accumulation Unit Value, End of Period............... $10.580 $ 9.901 $13.451 $18.001 $20.676 $28.007 $22.786
   Number of Units Outstanding, End of Period...........       0     288     869     887     452     452     452
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      --      --      -- $10.000 $11.106 $12.107 $12.465
   Accumulation Unit Value, End of Period...............      --      --      -- $11.106 $12.107 $12.465 $14.381
   Number of Units Outstanding, End of Period...........      --      --      --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 8.024 $10.296 $11.863 $12.119 $13.799
   Accumulation Unit Value, End of Period...............      -- $ 8.024 $10.296 $11.863 $12.119 $13.799 $13.223
   Number of Units Outstanding, End of Period...........      --       0   4,988   5,116   5,116   5,116   4,747
Van Kampen LIT Strategic Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.246 $ 5.807 $ 7.256 $ 7.621 $ 8.071 $ 8.145
   Accumulation Unit Value, End of Period............... $ 9.246 $ 5.807 $ 7.256 $ 7.621 $ 8.071 $ 8.145 $ 9.347
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0

Van Kampen LIT Strategic Growth Portfolio, Class II
(1) Accumulation Unit Value, Beginning of Period.... $10.000 $ 8.754 $ 5.784 $ 7.210 $ 7.553 $ 7.978 $ 8.034
   Accumulation Unit Value, End of Period........... $ 8.754 $ 5.784 $ 7.210 $ 7.553 $ 7.978 $ 8.034 $ 9.193
   Number of Units Outstanding, End of Period.......   1,424   1,697   1,697   1,697   1,697   1,697   1,697
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.388 $ 6.843 $ 8.697 $ 9.099 $ 9.717 $10.135
   Accumulation Unit Value, End of Period........... $ 9.388 $ 6.843 $ 8.697 $ 9.099 $ 9.717 $10.135 $11.138
   Number of Units Outstanding, End of Period.......       0       0       0       0       0       0       0
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.....      --      --      --      --      -- $10.000 $10.778
   Accumulation Unit Value, End of Period...........      --      --      --      --      -- $10.778 $11.432
   Number of Units Outstanding, End of Period.......      --      --      --      --      --   1,009   1,009
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.798 $11.401 $12.444
   Accumulation Unit Value, End of Period...........      --      --      -- $10.798 $11.401 $12.444 $13.375
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0       0
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.346 $ 6.416 $ 8.480 $ 9.529 $10.438 $10.115
   Accumulation Unit Value, End of Period........... $ 9.346 $ 6.416 $ 8.480 $ 9.529 $10.438 $10.115 $11.181
   Number of Units Outstanding, End of Period.......       0       0     604     604     604     604     604
AllianceBernstein VPS Growth and Income Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.506 $ 7.250 $ 9.403 $10.262 $10.532 $12.089
   Accumulation Unit Value, End of Period........... $ 9.506 $ 7.250 $ 9.403 $10.262 $10.532 $12.089 $12.437
   Number of Units Outstanding, End of Period.......   2,764   4,810   7,577   7,442   5,022   5,022   2,636
AllianceBernstein VPS Large Cap Growth Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.471 $ 6.313 $ 7.641 $ 8.123 $ 9.154 $ 8.924
   Accumulation Unit Value, End of Period........... $ 9.471 $ 6.313 $ 7.641 $ 8.123 $ 9.154 $ 8.924 $ 9.947
   Number of Units Outstanding, End of Period.......       0       0     333     333     333     333     333
FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.673 $10.818 $11.609
   Accumulation Unit Value, End of Period...........      --      --      -- $10.673 $10.818 $11.609 $11.699
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $11.217 $11.181 $12.973
   Accumulation Unit Value, End of Period...........      --      --      -- $11.217 $11.181 $12.973 $13.205
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.929 $11.854 $13.769
   Accumulation Unit Value, End of Period...........      --      --      -- $10.929 $11.854 $13.769 $13.979
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $11.495 $12.425 $14.806
   Accumulation Unit Value, End of Period...........      --      --      -- $11.495 $12.425 $14.806 $16.771
   Number of Units Outstanding, End of Period.......      --      --      --       0       0       0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.439 $ 7.503 $ 9.378 $10.224 $10.556 $12.006
   Accumulation Unit Value, End of Period........... $ 9.439 $ 7.503 $ 9.378 $10.224 $10.556 $12.006 $11.068
   Number of Units Outstanding, End of Period.......   3,504   3,504   3,504   3,504   3,504   3,504   1,115
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.704 $ 7.403 $ 9.336 $10.644 $11.718 $14.685
   Accumulation Unit Value, End of Period........... $ 9.704 $ 7.403 $ 9.336 $10.644 $11.718 $14.685 $15.613
   Number of Units Outstanding, End of Period.......       0       0       0       0       0       0       0
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.....      -- $10.000 $ 7.281 $10.691 $13.239 $13.904 $16.003
   Accumulation Unit Value, End of Period...........      -- $ 7.281 $10.691 $13.239 $13.904 $16.003 $13.703
   Number of Units Outstanding, End of Period.......      --       0       0       0       0       0       0
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.628 $ 6.561 $ 8.041 $ 8.287 $ 8.594 $ 8.891
   Accumulation Unit Value, End of Period........... $ 9.628 $ 6.561 $ 8.041 $ 8.287 $ 8.594 $ 8.891 $ 9.204
   Number of Units Outstanding, End of Period.......       0       0       0       0       0       0       0



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Strategic Growth Portfolio, Class I.

  ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE DEATH
                          BENEFIT COMBINATION OPTION
                          Mortality & Expense = 1.84



                                                                   For the Year Ending December 31
                                                      ----------------------------------------------------------
Sub-Accounts                                           2001     2002     2003     2004    2005    2006    2007
------------                                          ------- -------- -------- -------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.169 $  6.939 $  8.560 $ 9.443 $11.367 $12.001
   Accumulation Unit Value, End of Period............ $ 9.169 $  6.939 $  8.560 $  9.443 $11.367 $12.001 $14.050
   Number of Units Outstanding, End of Period........   1,807    3,835    7,107    7,569   2,584   2,335   2,108
Morgan Stanley VIS Dividend Growth Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.295 $  7.454 $  9.323 $ 9.895 $10.225 $11.115
   Accumulation Unit Value, End of Period............ $ 9.295 $  7.454 $  9.323 $  9.895 $10.225 $11.115 $11.325
   Number of Units Outstanding, End of Period........  51,343   93,638  110,832  125,637  91,864  82,523  43,213
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.203 $  7.090 $  8.522 $ 9.266 $10.715 $10.921
   Accumulation Unit Value, End of Period............ $ 9.203 $  7.090 $  8.522 $  9.266 $10.715 $10.921 $12.771
   Number of Units Outstanding, End of Period........  13,092   40,981   53,262   41,362  20,991  18,438  18,330
Morgan Stanley VIS European Equity Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.539 $  7.342 $  9.267 $10.224 $10.866 $13.842
   Accumulation Unit Value, End of Period............ $ 9.539 $  7.342 $  9.267 $ 10.224 $10.866 $13.842 $15.658
   Number of Units Outstanding, End of Period........   2,806    9,478   19,281   19,421  12,878  13,864  13,315
Morgan Stanley VIS Global Advantage Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of Period...... $10.000 $  8.961 $  6.948 $  8.910 $ 9.813 $10.245 $11.892
   Accumulation Unit Value, End of Period............ $ 8.961 $  6.948 $  8.910 $  9.813 $10.245 $11.892 $13.608
   Number of Units Outstanding, End of Period........     248      553      690      640     598     570     449
Morgan Stanley VIS Global Dividend Growth
  Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.669 $  8.277 $ 10.687 $12.017 $12.515 $14.927
   Accumulation Unit Value, End of Period............ $ 9.669 $  8.277 $ 10.687 $ 12.017 $12.515 $14.927 $15.629
   Number of Units Outstanding, End of Period........   7,554   29,993   31,562   48,272  49,835  49,540  22,555
Morgan Stanley VIS High Yield Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period...... $10.000 $  7.705 $  7.001 $  8.749 $ 9.402 $ 9.399 $10.050
   Accumulation Unit Value, End of Period............ $ 7.705 $  7.001 $  8.749 $  9.402 $ 9.399 $10.050 $10.240
   Number of Units Outstanding, End of Period........  16,540   28,573   59,649   59,314  58,901  47,116  43,647
Morgan Stanley VIS Income Builder Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.611 $  8.676 $ 10.254 $11.136 $11.655 $13.027
   Accumulation Unit Value, End of Period............ $ 9.611 $  8.676 $ 10.254 $ 11.136 $11.655 $13.027 $13.142
   Number of Units Outstanding, End of Period........   5,853   14,564   10,592    7,873  16,514  17,041  14,658
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.403 $ 10.741 $ 11.386 $11.734 $11.863 $12.257
   Accumulation Unit Value, End of Period............ $10.403 $ 10.741 $ 11.386 $ 11.734 $11.863 $12.257 $12.709
   Number of Units Outstanding, End of Period........  55,102   97,055   97,760   89,449  88,985  75,551  42,110
Morgan Stanley VIS Limited Duration Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.262 $ 10.448 $ 10.450 $10.369 $10.324 $10.534
   Accumulation Unit Value, End of Period............ $10.262 $ 10.448 $ 10.450 $ 10.369 $10.324 $10.534 $10.619
   Number of Units Outstanding, End of Period........   3,574   29,559   28,409   38,678  36,636  38,202  34,164
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.036 $  9.950 $  9.800 $ 9.671 $ 9.726 $ 9.955
   Accumulation Unit Value, End of Period............ $10.036 $  9.950 $  9.800 $  9.671 $ 9.726 $ 9.955 $10.218
   Number of Units Outstanding, End of Period........  31,775  109,463  122,578   67,007  66,243  35,867  18,276
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.432 $  7.154 $  8.949 $ 9.680 $ 9.915 $11.205
   Accumulation Unit Value, End of Period............ $ 9.432 $  7.154 $  8.949 $  9.680 $ 9.915 $11.205 $11.538
   Number of Units Outstanding, End of Period........  38,678   92,525   99,376   98,705  94,644  79,041  40,921
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.517 $  8.389 $ 10.358 $11.187 $11.857 $13.345
   Accumulation Unit Value, End of Period............ $ 9.517 $  8.389 $ 10.358 $ 11.187 $11.857 $13.345 $14.184
   Number of Units Outstanding, End of Period........  26,727   29,884   37,993   34,613  22,301  14,754  10,361
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period...... $10.000 $  8.294 $  6.257 $  7.191 $ 8.483 $ 9.515 $11.202
   Accumulation Unit Value, End of Period............ $ 8.294 $  6.257 $  7.191 $  8.483 $ 9.515 $11.202 $13.187
   Number of Units Outstanding, End of Period........   7,285   30,818   27,723   27,496  29,044  28,546   7,776
Van Kampen UIF Emerging Markets Equity Portfolio,
  Class I
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.749 $  8.711 $ 12.787 $15.441 $20.272 $27.270
   Accumulation Unit Value, End of Period............ $ 9.749 $  8.711 $ 12.787 $ 15.441 $20.272 $27.270 $37.561
   Number of Units Outstanding, End of Period........     261      219      403      279     269     254     243
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.617 $  6.804 $  8.337 $ 8.812 $10.001 $10.213
   Accumulation Unit Value, End of Period............ $ 9.617 $  6.804 $  8.337 $  8.812 $10.001 $10.213 $12.209
   Number of Units Outstanding, End of Period........  14,722   19,814   29,715   31,157   4,295  10,055   3,584
Van Kampen UIF International Magnum Portfolio,
  Class I
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.082 $  7.410 $  9.260 $10.661 $11.615 $14.255
   Accumulation Unit Value, End of Period............ $ 9.082 $  7.410 $  9.260 $ 10.661 $11.615 $14.255 $16.020
   Number of Units Outstanding, End of Period........  14,303   16,294   25,629   27,310  17,482  17,633  15,966
Van Kampen UIF Mid Cap Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......      -- $ 10.000 $  7.297 $ 10.146 $12.100 $13.953 $14.955
   Accumulation Unit Value, End of Period............      -- $  7.297 $ 10.146 $ 12.100 $13.953 $14.955 $17.991
   Number of Units Outstanding, End of Period........      --    3,329    9,504   12,697  10,702  15,502  11,747
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.840 $  6.946 $  9.641 $10.835 $11.936 $14.130
   Accumulation Unit Value, End of Period............ $ 9.840 $  6.946 $  9.641 $ 10.835 $11.936 $14.130 $14.944
   Number of Units Outstanding, End of Period........  14,911   70,822   81,948   77,981  59,595  59,778  39,160
Van Kampen UIF U.S. Real Estate Portfolio, Class I
   Accumulation Unit Value, Beginning of Period...... $10.000 $ 10.239 $  9.895 $ 13.437 $17.976 $20.638 $27.945
   Accumulation Unit Value, End of Period............ $10.239 $  9.895 $ 13.437 $ 17.976 $20.638 $27.945 $22.726
   Number of Units Outstanding, End of Period........   8,679   22,702   23,861   42,455  42,345  40,550  17,910
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......      --       --       -- $ 10.000 $11.103 $12.099 $12.451
   Accumulation Unit Value, End of Period............      --       --       -- $ 11.103 $12.099 $12.451 $14.360
   Number of Units Outstanding, End of Period........      --       --       --        0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period......      -- $ 10.000 $  8.022 $ 10.289 $11.850 $12.101 $13.774
   Accumulation Unit Value, End of Period............      -- $  8.022 $ 10.289 $ 11.850 $12.101 $13.774 $13.193
   Number of Units Outstanding, End of Period........      --   49,245   67,760   74,478  61,386  62,749  49,093
Van Kampen LIT Strategic Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period...... $10.000 $  8.765 $  5.804 $  7.249 $ 7.610 $ 8.056 $ 8.127
   Accumulation Unit Value, End of Period............ $ 8.765 $  5.804 $  7.249 $  7.610 $ 8.056 $ 8.127 $ 9.322
   Number of Units Outstanding, End of Period........     853        0        0        0       0       0       0
Van Kampen LIT Strategic Growth Portfolio, Class II
(1) Accumulation Unit Value, Beginning of Period..... $10.000 $  8.752 $  5.781 $  7.202 $ 7.543 $ 7.963 $ 8.016
   Accumulation Unit Value, End of Period............ $ 8.752 $  5.781 $  7.202 $  7.543 $ 7.963 $ 8.016 $ 9.169
   Number of Units Outstanding, End of Period........  14,002   32,757   47,592   49,459  31,596  27,257  23,103
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.219 $  6.839 $  8.688 $ 9.086 $ 9.699 $10.112
   Accumulation Unit Value, End of Period............ $ 9.219 $  6.839 $  8.688 $  9.086 $ 9.699 $10.112 $11.109
   Number of Units Outstanding, End of Period........   5,605    8,527    9,053    7,696   6,245  10,581  10,277
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period......      --       --       --       --      -- $10.000 $10.775
   Accumulation Unit Value, End of Period............      --       --       --       --      -- $10.775 $11.424
   Number of Units Outstanding, End of Period........      --       --       --       --      --  16,794  15,580
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period......      --       --       -- $ 10.000 $10.795 $11.393 $12.431
   Accumulation Unit Value, End of Period............      --       --       -- $ 10.795 $11.393 $12.431 $13.355
   Number of Units Outstanding, End of Period........      --       --       --      951       0       0       0
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.114 $  6.412 $  8.471 $ 9.516 $10.419 $10.093
   Accumulation Unit Value, End of Period............ $ 9.114 $  6.412 $  8.471 $  9.516 $10.419 $10.093 $11.151
   Number of Units Outstanding, End of Period........     885    2,536    2,827    3,382   3,088   3,061   3,039
AllianceBernstein VPS Growth and Income Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.504 $  7.246 $  9.394 $10.247 $10.513 $12.063
   Accumulation Unit Value, End of Period............ $ 9.504 $  7.246 $  9.394 $ 10.247 $10.513 $12.063 $12.404
   Number of Units Outstanding, End of Period........  35,106   78,061   79,264   97,704  91,169  91,430  69,190
AllianceBernstein VPS Large Cap Growth Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period...... $10.000 $  9.301 $  6.309 $  7.633 $ 8.112 $ 9.137 $ 8.905

   Accumulation Unit Value, End of Period........... $ 9.301 $ 6.309 $ 7.633 $ 8.112 $ 9.137 $ 8.905 $ 9.921
   Number of Units Outstanding, End of Period.......   8,463  15,350  14,333  11,607  11,285   7,843  10,978
FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.670 $10.811 $11.597
   Accumulation Unit Value, End of Period...........      --      --      -- $10.670 $10.811 $11.597 $11.682
   Number of Units Outstanding, End of Period.......      --      --      --   1,422       0   2,175       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $11.214 $11.174 $12.959
   Accumulation Unit Value, End of Period...........      --      --      -- $11.214 $11.174 $12.959 $13.186
   Number of Units Outstanding, End of Period.......      --      --      --   3,881  10,553  19,158  19,103
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.926 $11.846 $13.754
   Accumulation Unit Value, End of Period...........      --      --      -- $10.926 $11.846 $13.754 $13.958
   Number of Units Outstanding, End of Period.......      --      --      --   7,835  19,382  19,320  19,264
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $11.492 $12.416 $14.790
   Accumulation Unit Value, End of Period...........      --      --      -- $11.492 $12.416 $14.790 $16.746
   Number of Units Outstanding, End of Period.......      --      --      --   1,368       0       0     623
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.437 $ 7.498 $ 9.368 $10.209 $10.537 $11.980
   Accumulation Unit Value, End of Period........... $ 9.437 $ 7.498 $ 9.368 $10.209 $10.537 $11.980 $11.039
   Number of Units Outstanding, End of Period.......  15,121  27,927  22,635  22,255  20,110  13,071  12,993
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.162 $ 7.398 $ 9.326 $10.629 $11.697 $14.653
   Accumulation Unit Value, End of Period........... $ 9.162 $ 7.398 $ 9.326 $10.629 $11.697 $14.653 $15.572
   Number of Units Outstanding, End of Period.......   7,318  21,602  17,195  15,197  14,877  12,231  12,845
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.....      -- $10.000 $ 7.279 $10.684 $13.225 $13.884 $15.973
   Accumulation Unit Value, End of Period...........      -- $ 7.279 $10.684 $13.225 $13.884 $15.973 $13.672
   Number of Units Outstanding, End of Period.......      --  17,611  20,417  19,553  21,761  22,510  20,944
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.100 $ 6.557 $ 8.033 $ 8.275 $ 8.579 $ 8.871
   Accumulation Unit Value, End of Period........... $ 9.100 $ 6.557 $ 8.033 $ 8.275 $ 8.579 $ 8.871 $ 9.180
   Number of Units Outstanding, End of Period.......   6,656   9,990  10,204   9,979   9,392   8,772   5,640



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.84% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Strategic Growth Portfolio, Class I.

  ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE
                 INCOME AND DEATH BENEFIT COMBINATION OPTION 2
                           Mortality & Expense = 1.9



                                                                 For the Year Ending December 31
                                                  --------------------------------------------------------------
Sub-Accounts                                        2001     2002     2003     2004     2005     2006     2007
------------                                      -------- -------- -------- -------- -------- -------- --------
Morgan Stanley VIS Aggressive Equity Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.166 $  6.933 $  8.547 $  9.423 $ 11.336 $ 11.961
   Accumulation Unit Value, End of Period........ $  9.166 $  6.933 $  8.547 $  9.423 $ 11.336 $ 11.961 $ 13.995
   Number of Units Outstanding, End of
     Period......................................   37,994   76,164   86,053   75,534   56,625   68,547   49,852
Morgan Stanley VIS Dividend Growth Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.292 $  7.447 $  9.309 $  9.874 $ 10.197 $ 11.078
   Accumulation Unit Value, End of Period........ $  9.292 $  7.447 $  9.309 $  9.874 $ 10.197 $ 11.078 $ 11.281
   Number of Units Outstanding, End of
     Period......................................  102,358  286,605  339,360  326,216  324,816  293,661  243,358
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.200 $  7.083 $  8.509 $  9.246 $ 10.686 $ 10.885
   Accumulation Unit Value, End of Period........ $  9.200 $  7.083 $  8.509 $  9.246 $ 10.686 $ 10.885 $ 12.721
   Number of Units Outstanding, End of
     Period......................................  122,908  272,935  412,984  387,007  354,728  324,226  265,665
Morgan Stanley VIS European Equity Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.536 $  7.335 $  9.253 $ 10.202 $ 10.836 $ 13.796
   Accumulation Unit Value, End of Period........ $  9.536 $  7.335 $  9.253 $ 10.202 $ 10.836 $ 13.796 $ 15.596
   Number of Units Outstanding, End of
     Period......................................   54,700  135,636  186,223  207,982  176,568  161,459  143,989
Morgan Stanley VIS Global Advantage Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  8.958 $  6.942 $  8.897 $  9.792 $ 10.217 $ 11.853
   Accumulation Unit Value, End of Period........ $  8.958 $  6.942 $  8.897 $  9.792 $ 10.217 $ 11.853 $ 13.555
   Number of Units Outstanding, End of
     Period......................................   11,212   38,317   41,394   47,791   47,118   45,731   42,782
Morgan Stanley VIS Global Dividend Growth
  Portfolio - Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.666 $  8.270 $ 10.671 $ 11.992 $ 12.481 $ 14.877
   Accumulation Unit Value, End of Period........ $  9.666 $  8.270 $ 10.671 $ 11.992 $ 12.481 $ 14.877 $ 15.568
   Number of Units Outstanding, End of
     Period......................................   42,603  115,288  164,382  171,712  168,650  161,349  140,595
Morgan Stanley VIS High Yield Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  7.702 $  6.994 $  8.736 $  9.382 $  9.374 $ 10.016
   Accumulation Unit Value, End of Period........ $  7.702 $  6.994 $  8.736 $  9.382 $  9.374 $ 10.016 $ 10.200
   Number of Units Outstanding, End of
     Period......................................   27,974   57,789  113,500   73,086   73,125   61,593   61,063
Morgan Stanley VIS Income Builder Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.608 $  8.668 $ 10.239 $ 11.112 $ 11.623 $ 12.984
   Accumulation Unit Value, End of Period........ $  9.608 $  8.668 $ 10.239 $ 11.112 $ 11.623 $ 12.984 $ 13.090
   Number of Units Outstanding, End of
     Period......................................   14,674   53,629   59,137   57,695   55,232   50,458   46,422
Morgan Stanley VIS Income Plus Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $ 10.400 $ 10.731 $ 11.369 $ 11.709 $ 11.831 $ 12.217
   Accumulation Unit Value, End of Period........ $ 10.400 $ 10.731 $ 11.369 $ 11.709 $ 11.831 $ 12.217 $ 12.660
   Number of Units Outstanding, End of
     Period......................................  143,420  257,927  310,658  246,055  204,685  170,422  148,168
Morgan Stanley VIS Limited Duration Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $ 10.258 $ 10.438 $ 10.434 $ 10.347 $ 10.296 $ 10.499
   Accumulation Unit Value, End of Period........ $ 10.258 $ 10.438 $ 10.434 $ 10.347 $ 10.296 $ 10.499 $ 10.578
   Number of Units Outstanding, End of
     Period......................................   45,215  199,471  323,923  297,301  285,331  224,364  184,204
Morgan Stanley VIS Money Market Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $ 10.033 $  9.941 $  9.785 $  9.650 $  9.699 $  9.922
   Accumulation Unit Value, End of Period........ $ 10.033 $  9.941 $  9.785 $  9.650 $  9.699 $  9.922 $ 10.178
   Number of Units Outstanding, End of
     Period......................................   93,551  219,478  218,730  131,136  109,800   98,057   98,564
Morgan Stanley VIS S&P 500 Index Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.429 $  7.147 $  8.935 $  9.659 $  9.888 $ 11.168
   Accumulation Unit Value, End of Period........ $  9.429 $  7.147 $  8.935 $  9.659 $  9.888 $ 11.168 $ 11.493
   Number of Units Outstanding, End of
     Period......................................   88,645  245,361  354,806  348,913  335,708  304,202  244,785
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.513 $  8.382 $ 10.342 $ 11.163 $ 11.825 $ 13.301
   Accumulation Unit Value, End of Period........ $  9.513 $  8.382 $ 10.342 $ 11.163 $ 11.825 $ 13.301 $ 14.128
   Number of Units Outstanding, End of
     Period......................................   73,693  156,829  190,018  185,018  174,800  163,323  138,684
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  8.292 $  6.251 $  7.180 $  8.465 $  9.489 $ 11.165
   Accumulation Unit Value, End of Period........ $  8.292 $  6.251 $  7.180 $  8.465 $  9.489 $ 11.165 $ 13.136
   Number of Units Outstanding, End of
     Period......................................   42,821   62,913   71,562   71,377   56,285   64,213   53,589
Van Kampen UIF Emerging Markets Equity
  Portfolio, Class I
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.746 $  8.703 $ 12.768 $ 15.408 $ 20.217 $ 27.179
   Accumulation Unit Value, End of Period........ $  9.746 $  8.703 $ 12.768 $ 15.408 $ 20.217 $ 27.179 $ 37.414
   Number of Units Outstanding, End of
     Period......................................   10,220   39,406   46,488   56,958   59,869   65,468   53,560
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.614 $  6.798 $  8.324 $  8.794 $  9.974 $ 10.179
   Accumulation Unit Value, End of Period........ $  9.614 $  6.798 $  8.324 $  8.794 $  9.974 $ 10.179 $ 12.161
   Number of Units Outstanding, End of
     Period......................................   14,404   27,519   39,755   43,350   52,024   52,483   55,395
Van Kampen UIF International Magnum Portfolio,
  Class I
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.079 $  7.403 $  9.246 $ 10.639 $ 11.583 $ 14.208
   Accumulation Unit Value, End of Period........ $  9.079 $  7.403 $  9.246 $ 10.639 $ 11.583 $ 14.208 $ 15.957
   Number of Units Outstanding, End of
     Period......................................   10,515   27,754   56,020   63,359   73,325   72,691   75,217
Van Kampen UIF Mid Cap Growth Portfolio,
  Class I
   Accumulation Unit Value, Beginning of
     Period......................................       -- $ 10.000 $  7.294 $ 10.136 $ 12.081 $ 13.923 $ 14.914
   Accumulation Unit Value, End of Period........       -- $  7.294 $ 10.136 $ 12.081 $ 13.923 $ 14.914 $ 17.930
   Number of Units Outstanding, End of
     Period......................................       --   56,575  135,814  134,760  131,074  127,187   98,462
Van Kampen UIF U.S. Mid Cap Value Portfolio,
  Class I
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.837 $  6.940 $  9.626 $ 10.812 $ 11.903 $ 14.083
   Accumulation Unit Value, End of Period........ $  9.837 $  6.940 $  9.626 $ 10.812 $ 11.903 $ 14.083 $ 14.886
   Number of Units Outstanding, End of
     Period......................................  106,457  341,330  367,430  364,758  344,756  313,313  256,562
Van Kampen UIF U.S. Real Estate Portfolio,
  Class I
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $ 10.236 $  9.886 $ 13.417 $ 17.938 $ 20.582 $ 27.852
   Accumulation Unit Value, End of Period........ $ 10.236 $  9.886 $ 13.417 $ 17.938 $ 20.582 $ 27.852 $ 22.637
   Number of Units Outstanding, End of
     Period......................................           107,231  126,165  107,711  102,983   96,837   82,935
Van Kampen LIT Aggressive Growth Portfolio,
  Class II
   Accumulation Unit Value, Beginning of
     Period......................................       --       --       -- $ 10.000 $ 11.099 $ 12.088 $ 12.433
   Accumulation Unit Value, End of Period........       --       --       -- $ 11.099 $ 12.088 $ 12.433 $ 14.330
   Number of Units Outstanding, End of
     Period......................................       --       --       --   29,081   32,469   32,761   30,762
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of
     Period......................................       -- $ 10.000 $  8.019 $ 10.279 $ 11.831 $ 12.074 $ 13.735
   Accumulation Unit Value, End of Period........       -- $  8.019 $ 10.279 $ 11.831 $ 12.074 $ 13.735 $ 13.148
   Number of Units Outstanding, End of
     Period......................................       --  284,827  494,148  506,975  496,495  468,737  387,824
Van Kampen LIT Strategic Growth Portfolio,
  Class I
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  8.762 $  5.798 $  7.238 $  7.594 $  8.034 $  8.100
   Accumulation Unit Value, End of Period........ $  8.762 $  5.798 $  7.238 $  7.594 $  8.034 $  8.100 $  9.286
   Number of Units Outstanding, End of
     Period......................................    3,800   54,261   66,098   62,312   56,702   52,238   44,429

Van Kampen LIT Strategic Growth Portfolio,
  Class II
   (1) Accumulation Unit Value, Beginning of
     Period..................................... $ 10.000 $  8.749 $  5.775 $  7.191 $  7.527 $  7.942 $  7.989
   Accumulation Unit Value, End of Period....... $  8.749 $  5.775 $  7.191 $  7.527 $  7.942 $  7.989 $  9.133
   Number of Units Outstanding, End of
     Period.....................................   94,621  217,390  280,774  267,459  253,949  228,453  194,148
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of
     Period..................................... $ 10.000 $  9.216 $  6.833 $  8.675 $  9.066 $  9.673 $ 10.079
   Accumulation Unit Value, End of Period....... $  9.216 $  6.833 $  8.675 $  9.066 $  9.673 $ 10.079 $ 11.065
   Number of Units Outstanding, End of
     Period.....................................   67,153  118,996  138,347  137,069  135,057  173,575  152,860
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of
     Period.....................................       --       --       --       --       -- $ 10.000     #N/A
   Accumulation Unit Value, End of Period.......       --       --       --       --       -- $ 10.771     #N/A
   Number of Units Outstanding, End of
     Period.....................................       --       --       --       --       --  103,731     #N/A
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of
     Period.....................................       --       --       -- $ 10.000 $ 10.790 $ 11.382 $ 12.412
   Accumulation Unit Value, End of Period.......       --       --       -- $ 10.790 $ 11.382 $ 12.412 $ 13.326
   Number of Units Outstanding, End of
     Period.....................................       --       --       --    6,573    9,637    8,815    9,413
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of
     Period..................................... $ 10.000 $  9.111 $  6.406 $  8.458 $  9.496 $ 10.484 $ 10.059
   Accumulation Unit Value, End of Period....... $  9.111 $  6.406 $  8.458 $  9.496 $ 10.391 $ 12.023 $ 11.108
   Number of Units Outstanding, End of
     Period.....................................   12,882   23,416   43,411   61,958   64,667  376,318   59,178
AllianceBernstein VPS Growth and Income
  Portfolio - Class B
   Accumulation Unit Value, Beginning of
     Period..................................... $ 10.000 $  9.501 $  7.239 $  9.379 $ 10.225 $ 10.484 $ 12.023
   Accumulation Unit Value, End of Period....... $  9.501 $  7.239 $  9.379 $ 10.225 $ 10.484 $ 12.023 $ 12.356
   Number of Units Outstanding, End of
     Period.....................................  141,748  347,329  472,780  450,307  408,626  376,318  316,359
AllianceBernstein VPS Large Cap Growth
  Portfolio - Class B
   Accumulation Unit Value, Beginning of
     Period..................................... $ 10.000 $  9.298 $  6.303 $  7.622 $  8.094 $  9.112 $  8.875
   Accumulation Unit Value, End of Period....... $  9.298 $  6.303 $  7.622 $  8.094 $  9.112 $  8.875 $  9.883
   Number of Units Outstanding, End of
     Period.....................................   50,766  117,399  152,193  127,106  109,632  114,135   93,508
FTVIP Franklin High Income Securities Fund -
  Class 2
   Accumulation Unit Value, Beginning of
     Period.....................................       --       --       -- $ 10.000 $ 10.666 $ 10.801 $ 11.579
   Accumulation Unit Value, End of Period.......       --       --       -- $ 10.666 $ 10.801 $ 11.579 $ 11.657
   Number of Units Outstanding, End of
     Period.....................................       --       --       --      105    1,015    5,368    2,744
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of
     Period.....................................       --       --       -- $ 10.000 $ 11.209 $ 11.163 $ 12.939
   Accumulation Unit Value, End of Period.......       --       --       -- $ 11.209 $ 11.163 $ 12.939 $ 13.158
   Number of Units Outstanding, End of
     Period.....................................       --       --       --    1,293   17,067   50,178   78,766
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of
     Period.....................................       --       --       -- $ 10.000 $ 10.921 $ 11.835 $ 13.733
   Accumulation Unit Value, End of Period.......       --       --       -- $ 10.921 $ 11.835 $ 13.733 $ 13.928
   Number of Units Outstanding, End of
     Period.....................................       --       --       --    1,564   13,268   35,121   37,994
FTVIP Templeton Foreign Securities Fund - Class
  2
   Accumulation Unit Value, Beginning of
     Period.....................................       --       --       -- $ 10.000 $ 11.487 $ 12.405 $ 14.767
   Accumulation Unit Value, End of Period.......       --       --       -- $ 11.487 $ 12.405 $ 14.767 $ 16.711
   Number of Units Outstanding, End of
     Period.....................................       --       --       --    4,315   26,752   40,216   44,245
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of
     Period..................................... $ 10.000 $  9.434 $  7.491 $  9.354 $ 10.188 $ 10.508 $ 11.940
   Accumulation Unit Value, End of Period....... $  9.434 $  7.491 $  9.354 $ 10.188 $ 10.508 $ 11.940 $ 10.996
   Number of Units Outstanding, End of
     Period.....................................   35,301   82,223   89,052   74,840   60,183   51,131   43,364
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of
     Period..................................... $ 10.000 $  9.159 $  7.392 $  9.312 $ 10.606 $ 11.665 $ 14.604
   Accumulation Unit Value, End of Period....... $  9.159 $  7.392 $  9.312 $ 10.606 $ 11.665 $ 14.604 $ 15.511
   Number of Units Outstanding, End of
     Period.....................................   63,280  181,371  203,349  193,306  187,094  191,447  171,382
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of
     Period.....................................       -- $ 10.000 $  7.276 $ 10.673 $ 13.204 $ 13.854 $ 15.929
   Accumulation Unit Value, End of Period.......       -- $  7.276 $ 10.673 $ 13.204 $ 13.854 $ 15.929 $ 13.626
   Number of Units Outstanding, End of
     Period.....................................       --   97,785  125,788  124,346  124,592  118,421  109,059
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of
     Period..................................... $ 10.000 $  9.097 $  6.551 $  8.021 $  8.257 $  8.555 $  8.842
   Accumulation Unit Value, End of Period....... $  9.097 $  6.551 $  8.021 $  8.257 $  8.555 $  8.842 $  9.144
   Number of Units Outstanding, End of
     Period.....................................   71,449  134,073  159,730  143,502  126,102  104,720   88,685



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Strategic Growth Portfolio, Class I.

  ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE INCOME
                         BENEFIT COMBINATION OPTION 2
                           Mortality & Expense = 1.9



                                                                     For the Year Ending December 31
                                                         -------------------------------------------------------
Sub-Accounts                                              2001    2002    2003    2004    2005    2006    2007
------------                                             ------- ------- ------- ------- ------- ------- -------
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.116 $ 6.933 $ 8.547 $ 9.423 $11.336 $11.961
   Accumulation Unit Value, End of Period............... $ 9.116 $ 6.933 $ 8.547 $ 9.423 $11.336 $11.961 $13.995
   Number of Units Outstanding, End of Period...........     748   2,254   2,254   2,908   2,908   2,702   2,599
Morgan Stanley VIS Dividend Growth Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.292 $ 7.447 $ 9.309 $ 9.874 $10.197 $11.078
   Accumulation Unit Value, End of Period............... $ 9.292 $ 7.447 $ 9.309 $ 9.874 $10.197 $11.078 $11.281
   Number of Units Outstanding, End of Period...........       0   1,088   1,426   3,141   2,494   2,321   2,240
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.176 $ 7.083 $ 8.509 $ 9.246 $10.686 $10.885
   Accumulation Unit Value, End of Period............... $ 9.176 $ 7.083 $ 8.509 $ 9.246 $10.686 $10.885 $12.721
   Number of Units Outstanding, End of Period...........       0     187     434     420     407     396     377
Morgan Stanley VIS European Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.536 $ 7.335 $ 9.253 $10.202 $10.836 $13.796
   Accumulation Unit Value, End of Period............... $ 9.536 $ 7.335 $ 9.253 $10.202 $10.836 $13.796 $15.596
   Number of Units Outstanding, End of Period...........     441   1,548   1,809   1,710   1,696   1,596   1,531
Morgan Stanley VIS Global Advantage Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.691 $ 6.942 $ 8.897 $ 9.792 $10.217 $11.853
   Accumulation Unit Value, End of Period............... $ 9.691 $ 6.942 $ 8.897 $ 9.792 $10.217 $11.853 $13.555
   Number of Units Outstanding, End of Period...........       0   1,034     884     883     313      30      29
Morgan Stanley VIS Global Dividend Growth Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.127 $ 8.270 $10.671 $11.992 $12.481 $14.877
   Accumulation Unit Value, End of Period............... $10.127 $ 8.270 $10.671 $11.992 $12.481 $14.877 $15.568
   Number of Units Outstanding, End of Period...........       0       0     526       0       0       0       0
Morgan Stanley VIS High Yield Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.188 $ 6.994 $ 8.736 $ 9.382 $ 9.374 $10.016
   Accumulation Unit Value, End of Period............... $ 9.188 $ 6.994 $ 8.736 $ 9.382 $ 9.374 $10.016 $10.200
   Number of Units Outstanding, End of Period...........       0       0     241     451   1,007       0       0
Morgan Stanley VIS Income Builder Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.780 $ 8.668 $10.239 $11.112 $11.623 $12.984
   Accumulation Unit Value, End of Period............... $ 9.780 $ 8.668 $10.239 $11.112 $11.623 $12.984 $13.090
   Number of Units Outstanding, End of Period...........       0       0     522     964       0       0       0
Morgan Stanley VIS Income Plus Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.400 $10.731 $11.369 $11.709 $11.831 $12.217
   Accumulation Unit Value, End of Period............... $10.400 $10.731 $11.369 $11.709 $11.831 $12.217 $12.660
   Number of Units Outstanding, End of Period...........   2,112   1,964   1,874   1,874   1,851   1,755   1,755
Morgan Stanley VIS Limited Duration Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.107 $10.438 $10.434 $10.347 $10.296 $10.499
   Accumulation Unit Value, End of Period............... $10.107 $10.438 $10.434 $10.347 $10.296 $10.499 $10.578
   Number of Units Outstanding, End of Period...........       0       0   2,047   2,520     915       0       0
Morgan Stanley VIS Money Market Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.033 $ 9.941 $ 9.785 $ 9.650 $ 9.699 $ 9.922
   Accumulation Unit Value, End of Period............... $10.033 $ 9.941 $ 9.785 $ 9.650 $ 9.699 $ 9.922 $10.178
   Number of Units Outstanding, End of Period...........   7,315   1,785   6,332   6,145   1,681   1,595   1,595
Morgan Stanley VIS S&P 500 Index Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.778 $ 7.147 $ 8.935 $ 9.659 $ 9.888 $11.168
   Accumulation Unit Value, End of Period............... $ 9.778 $ 7.147 $ 8.935 $ 9.659 $ 9.888 $11.168 $11.493
   Number of Units Outstanding, End of Period...........       0     631     859     858     304      29      28
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.778 $ 8.382 $10.342 $11.163 $11.825 $13.301
   Accumulation Unit Value, End of Period............... $ 9.778 $ 8.382 $10.342 $11.163 $11.825 $13.301 $14.128
   Number of Units Outstanding, End of Period...........       0   1,032   1,709   1,689   2,959   1,629   1,599
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 8.292 $ 6.251 $ 7.180 $ 8.465 $ 9.489 $11.165
   Accumulation Unit Value, End of Period............... $ 8.292 $ 6.251 $ 7.180 $ 8.465 $ 9.489 $11.165 $13.136
   Number of Units Outstanding, End of Period...........     328   2,123   1,017       0       0       0       0
Van Kampen UIF Emerging Markets Equity Portfolio,
  Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.253 $ 8.703 $12.768 $15.408 $20.217 $27.179
   Accumulation Unit Value, End of Period............... $ 9.253 $ 8.703 $12.768 $15.408 $20.217 $27.179 $37.414
   Number of Units Outstanding, End of Period...........       0       0     252     226     176     157     111
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.669 $ 6.798 $ 8.324 $ 8.794 $ 9.974 $10.179
   Accumulation Unit Value, End of Period............... $ 9.669 $ 6.798 $ 8.324 $ 8.794 $ 9.974 $10.179 $12.161
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Van Kampen UIF International Magnum Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.784 $ 7.403 $ 9.246 $10.639 $11.583 $14.208
   Accumulation Unit Value, End of Period............... $ 9.784 $ 7.403 $ 9.246 $10.639 $11.583 $14.208 $15.957
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0
Van Kampen UIF Mid Cap Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 7.294 $10.136 $12.081 $13.923 $14.914
   Accumulation Unit Value, End of Period...............      -- $ 7.294 $10.136 $12.081 $13.923 $14.914 $17.930
   Number of Units Outstanding, End of Period...........      --       0       0       0     643       0       0
Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.837 $ 6.940 $ 9.626 $10.812 $11.903 $14.083
   Accumulation Unit Value, End of Period............... $ 9.837 $ 6.940 $ 9.626 $10.812 $11.903 $14.083 $14.886
   Number of Units Outstanding, End of Period...........     577   2,543   3,023   2,900   2,952   1,917   1,840
Van Kampen UIF U.S. Real Estate Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $10.578 $ 9.886 $13.417 $17.938 $20.582 $27.852
   Accumulation Unit Value, End of Period............... $10.578 $ 9.886 $13.417 $17.938 $20.582 $27.852 $22.637
   Number of Units Outstanding, End of Period...........       0     601     220     194     445     142     150
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      --      --      -- $10.000 $11.099 $12.087 $12.431
   Accumulation Unit Value, End of Period...............      --      --      -- $11.099 $12.087 $12.431 $14.328
   Number of Units Outstanding, End of Period...........      --      --      --       0       0       0       0
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of Period.........      -- $10.000 $ 8.019 $10.279 $11.831 $12.074 $13.735
   Accumulation Unit Value, End of Period...............      -- $ 8.019 $10.279 $11.831 $12.074 $13.735 $13.148
   Number of Units Outstanding, End of Period...........      --   1,583   1,682   1,765   3,075   1,385   1,428
Van Kampen LIT Strategic Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of Period......... $10.000 $ 9.244 $ 5.798 $ 7.238 $ 7.594 $ 8.034 $ 8.100
   Accumulation Unit Value, End of Period............... $ 9.244 $ 5.798 $ 7.238 $ 7.594 $ 8.034 $ 8.100 $ 9.286
   Number of Units Outstanding, End of Period...........       0       0       0       0       0       0       0

Van Kampen LIT Strategic Growth Portfolio, Class II
(1) Accumulation Unit Value, Beginning of Period.... $10.000 $ 9.241 $ 5.775 $ 7.191 $ 7.527 $  7.942 $ 7.989
   Accumulation Unit Value, End of Period........... $ 9.241 $ 5.775 $ 7.191 $ 7.527 $ 7.942 $  7.989 $ 9.133
   Number of Units Outstanding, End of Period.......       0       0     290     544   1,294        0       0
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.387 $ 6.833 $ 8.675 $ 9.066 $  9.673 $10.079
   Accumulation Unit Value, End of Period........... $ 9.387 $ 6.833 $ 8.675 $ 9.066 $ 9.673 $ 10.079 $11.065
   Number of Units Outstanding, End of Period.......       0       0       0       0       0        0       0
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.....      --      --      --      --      -- $ 10.000 $10.771
   Accumulation Unit Value, End of Period...........      --      --      --      --      -- $ 10.771 $11.413
   Number of Units Outstanding, End of Period.......      --      --      --      --      --  103,731  92,646
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.790 $ 11.381 $12.411
   Accumulation Unit Value, End of Period...........      --      --      -- $10.790 $11.381 $ 12.411 $13.325
   Number of Units Outstanding, End of Period.......      --      --      --       0       0        0       0
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.344 $ 6.406 $ 8.458 $ 9.496 $ 10.391 $10.059
   Accumulation Unit Value, End of Period........... $ 9.344 $ 6.406 $ 8.458 $ 9.496 $10.391 $ 10.059 $11.108
   Number of Units Outstanding, End of Period.......       0       0       0       0       0        0       0
AllianceBernstein VPS Growth and Income Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.829 $ 7.239 $ 9.379 $10.225 $ 10.484 $12.023
   Accumulation Unit Value, End of Period........... $ 9.829 $ 7.239 $ 9.379 $10.225 $10.484 $ 12.023 $12.356
   Number of Units Outstanding, End of Period.......       0     264     547     530     514      500     476
AllianceBernstein VPS Large Cap Growth Portfolio -
  Class B
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.469 $ 6.303 $ 7.622 $ 8.094 $  9.112 $ 8.875
   Accumulation Unit Value, End of Period........... $ 9.469 $ 6.303 $ 7.622 $ 8.094 $ 9.112 $  8.875 $ 9.883
   Number of Units Outstanding, End of Period.......       0       0       0       0       0        0       0
FTVIP Franklin High Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.666 $ 10.800 $11.578
   Accumulation Unit Value, End of Period...........      --      --      -- $10.666 $10.800 $ 11.578 $11.656
   Number of Units Outstanding, End of Period.......      --      --      --       0       0        0       0
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $11.209 $ 11.162 $12.938
   Accumulation Unit Value, End of Period...........      --      --      -- $11.209 $11.162 $ 12.938 $13.156
   Number of Units Outstanding, End of Period.......      --      --      --       0       0        0       0
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $10.921 $ 11.834 $13.732
   Accumulation Unit Value, End of Period...........      --      --      -- $10.921 $11.834 $ 13.732 $13.927
   Number of Units Outstanding, End of Period.......      --      --      --       0       0        0       0
FTVIP Templeton Foreign Securities Fund - Class 2
   Accumulation Unit Value, Beginning of Period.....      --      --      -- $10.000 $11.487 $ 12.404 $14.766
   Accumulation Unit Value, End of Period...........      --      --      -- $11.487 $12.404 $ 14.766 $16.709
   Number of Units Outstanding, End of Period.......      --      --      --       0       0        0       0
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.886 $ 7.491 $ 9.354 $10.188 $ 10.508 $11.940
   Accumulation Unit Value, End of Period........... $ 9.886 $ 7.491 $ 9.354 $10.188 $10.508 $ 11.940 $10.996
   Number of Units Outstanding, End of Period.......       0   1,533     829     828     293       28      27
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.702 $ 7.392 $ 9.312 $10.606 $ 11.665 $14.604
   Accumulation Unit Value, End of Period........... $ 9.702 $ 7.392 $ 9.312 $10.606 $11.665 $ 14.604 $15.511
   Number of Units Outstanding, End of Period.......       0     439     727   1,289   2,093    1,079     984
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of Period.....      -- $10.000 $ 7.276 $10.673 $13.204 $ 13.854 $15.929
   Accumulation Unit Value, End of Period...........      -- $ 7.276 $10.673 $13.204 $13.854 $ 15.929 $13.626
   Number of Units Outstanding, End of Period.......      --     229     805     738   1,077      691     678
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of Period..... $10.000 $ 9.097 $ 6.551 $ 8.021 $ 8.257 $  8.555 $ 8.842
   Accumulation Unit Value, End of Period........... $ 9.097 $ 6.551 $ 8.021 $ 8.257 $ 8.555 $  8.842 $ 9.144
   Number of Units Outstanding, End of Period.......     602   2,633   3,644   1,961   2,010    2,183   2,176



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Strategic Growth Portfolio, Class I.

  ACCUMULATION UNIT VALUE & NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
            VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME
                    AND DEATH BENEFIT COMBINATION OPTION 2
                           Mortality & Expense = 2.0



                                                                 For the Year Ending December 31
                                                  --------------------------------------------------------------
Sub-Accounts                                        2001     2002     2003     2004     2005     2006     2007
------------                                      -------- -------- -------- -------- -------- -------- --------
Morgan Stanley VIS Aggressive Equity Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.162 $  6.922 $  8.525 $  9.390 $ 11.285 $ 11.895
   Accumulation Unit Value, End of Period........ $  9.162 $  6.922 $  8.525 $  9.390 $ 11.285 $ 11.895 $ 13.904
   Number of Units Outstanding, End of
     Period......................................   32,523   46,945   67,686   68,323   62,702   71,258   63,859
Morgan Stanley VIS Dividend Growth Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.287 $  7.436 $  9.285 $  9.839 $ 10.151 $ 11.017
   Accumulation Unit Value, End of Period........ $  9.287 $  7.436 $  9.285 $  9.839 $ 10.151 $ 11.017 $ 11.207
   Number of Units Outstanding, End of
     Period......................................  107,106  217,081  303,011  315,518  267,427  206,852  182,748
Morgan Stanley VIS Equity Portfolio - Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.195 $  7.072 $  8.487 $  9.214 $ 10.637 $ 10.825
   Accumulation Unit Value, End of Period........ $  9.195 $  7.072 $  8.487 $  9.214 $ 10.637 $ 10.825 $ 12.638
   Number of Units Outstanding, End of
     Period......................................   82,118  191,360  275,607  252,732  222,072  178,255  146,580
Morgan Stanley VIS European Equity Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.531 $  7.323 $  9.230 $ 10.166 $ 10.787 $ 13.720
   Accumulation Unit Value, End of Period........ $  9.531 $  7.323 $  9.230 $ 10.166 $ 10.787 $ 13.720 $ 15.495
   Number of Units Outstanding, End of
     Period......................................   19,588   62,369   85,128   71,463   59,830   49,897   41,438
Morgan Stanley VIS Global Advantage Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  8.953 $  6.931 $  8.874 $  9.757 $ 10.171 $ 11.788
   Accumulation Unit Value, End of Period........ $  8.953 $  6.931 $  8.874 $  9.757 $ 10.171 $ 11.788 $ 13.467
   Number of Units Outstanding, End of
     Period......................................    4,005   11,385   17,176   22,146   17,988   14,275   13,718
Morgan Stanley VIS Global Dividend Growth
  Portfolio - Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.661 $  8.257 $ 10.644 $ 11.950 $ 12.424 $ 14.795
   Accumulation Unit Value, End of Period........ $  9.661 $  8.257 $ 10.644 $ 11.950 $ 12.424 $ 14.795 $ 15.466
   Number of Units Outstanding, End of
     Period......................................   14,265   64,127  126,613  148,551  144,996  120,994  109,486
Morgan Stanley VIS High Yield Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  7.698 $  6.983 $  8.714 $  9.349 $  9.331 $  9.961
   Accumulation Unit Value, End of Period........ $  7.698 $  6.983 $  8.714 $  9.349 $  9.331 $  9.961 $ 10.133
   Number of Units Outstanding, End of
     Period......................................   13,004   62,541  120,583   66,919   61,846   35,798   28,957
Morgan Stanley VIS Income Builder Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.602 $  8.655 $ 10.213 $ 11.073 $ 11.571 $ 12.913
   Accumulation Unit Value, End of Period........ $  9.602 $  8.655 $ 10.213 $ 11.073 $ 11.571 $ 12.913 $ 13.005
   Number of Units Outstanding, End of
     Period......................................   19,518   57,563  104,801   99,568   89,567   95,709   97,907
Morgan Stanley VIS Income Plus Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $ 10.394 $ 10.714 $ 11.340 $ 11.668 $ 11.778 $ 12.149
   Accumulation Unit Value, End of Period........ $ 10.394 $ 10.714 $ 11.340 $ 11.668 $ 11.778 $ 12.149 $ 12.577
   Number of Units Outstanding, End of
     Period......................................   74,643  217,334  282,496  215,559  204,542  193,805  184,391
Morgan Stanley VIS Limited Duration Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $ 10.253 $ 10.422 $ 10.407 $ 10.310 $ 10.249 $ 10.441
   Accumulation Unit Value, End of Period........ $ 10.253 $ 10.422 $ 10.407 $ 10.310 $ 10.249 $ 10.441 $ 10.509
   Number of Units Outstanding, End of
     Period......................................   62,636  140,912  225,916  208,409  178,949  164,858  177,941
Morgan Stanley VIS Money Market Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $ 10.028 $  9.926 $  9.760 $  9.616 $  9.655 $  9.867
   Accumulation Unit Value, End of Period........ $ 10.028 $  9.926 $  9.760 $  9.616 $  9.655 $  9.867 $ 10.112
   Number of Units Outstanding, End of
     Period......................................  140,953  226,154  220,177  175,947  162,683  197,588  177,576
Morgan Stanley VIS S&P 500 Index Portfolio -
  Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.424 $  7.136 $  8.912 $  9.625 $  9.844 $ 11.106
   Accumulation Unit Value, End of Period........ $  9.424 $  7.136 $  8.912 $  9.625 $  9.844 $ 11.106 $ 11.418
   Number of Units Outstanding, End of
     Period......................................   88,849  189,549  245,807  265,677  205,733  189,286  151,825
Morgan Stanley VIS Strategist Portfolio - Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.508 $  8.369 $ 10.316 $ 11.124 $ 11.772 $ 13.228
   Accumulation Unit Value, End of Period........ $  9.508 $  8.369 $ 10.316 $ 11.124 $ 11.772 $ 13.228 $ 14.036
   Number of Units Outstanding, End of
     Period......................................   55,765  121,094  130,297  121,354  108,279  103,138   94,253
Morgan Stanley VIS Utilities Portfolio - Class Y
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  8.287 $  6.242 $  7.162 $  8.436 $  9.446 $ 11.103
   Accumulation Unit Value, End of Period........ $  8.287 $  6.242 $  7.162 $  8.436 $  9.446 $ 11.103 $ 13.050
   Number of Units Outstanding, End of
     Period......................................   45,946   81,041   89,601   80,742   83,991   83,606   67,393
Van Kampen UIF Emerging Markets Equity
  Portfolio, Class I
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.741 $  8.689 $ 12.736 $ 15.354 $ 20.126 $ 27.029
   Accumulation Unit Value, End of Period........ $  9.741 $  8.689 $ 12.736 $ 15.354 $ 20.126 $ 27.029 $ 37.170
   Number of Units Outstanding, End of
     Period......................................    9,160   17,207   18,327   31,006   27,601   37,976   34,672
Van Kampen UIF Equity Growth Portfolio, Class I
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.609 $  6.787 $  8.303 $  8.763 $  9.929 $ 10.123
   Accumulation Unit Value, End of Period........ $  9.609 $  6.787 $  8.303 $  8.763 $  9.929 $ 10.123 $ 12.082
   Number of Units Outstanding, End of
     Period......................................   17,703   40,574   55,332   58,863   53,711   43,460   34,827
Van Kampen UIF International Magnum Portfolio,
  Class I
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.074 $  7.391 $  9.223 $ 10.601 $ 11.531 $ 14.130
   Accumulation Unit Value, End of Period........ $  9.074 $  7.391 $  9.223 $ 10.601 $ 11.531 $ 14.130 $ 15.853
   Number of Units Outstanding, End of
     Period......................................    7,499   23,975   29,246   33,939   36,853   40,218   34,304
Van Kampen UIF Mid Cap Growth Portfolio,
  Class I
   Accumulation Unit Value, Beginning of
     Period......................................       -- $ 10.000 $  7.289 $ 10.119 $ 12.049 $ 13.872 $ 14.844
   Accumulation Unit Value, End of Period........       -- $  7.289 $ 10.119 $ 12.049 $ 13.872 $ 14.844 $ 17.828
   Number of Units Outstanding, End of
     Period......................................       --   33,994   74,890   83,472   73,876   74,724   70,285
Van Kampen UIF U.S. Mid Cap Value Portfolio,
  Class I
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.831 $  6.929 $  9.602 $ 10.774 $ 11.849 $ 14.006
   Accumulation Unit Value, End of Period........ $  9.831 $  6.929 $  9.602 $ 10.774 $ 11.849 $ 14.006 $ 14.789
   Number of Units Outstanding, End of
     Period......................................  128,931  278,464  270,357  255,492  235,099  211,658  190,328
Van Kampen UIF U.S. Real Estate Portfolio,
  Class I
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $ 10.230 $  9.870 $ 13.383 $ 17.875 $ 20.489 $ 27.699
   Accumulation Unit Value, End of Period........ $ 10.230 $  9.870 $ 13.383 $ 17.875 $ 20.489 $ 27.699 $ 22.490
   Number of Units Outstanding, End of
     Period......................................   22,121   57,417   85,725   99,081   90,566   82,787   71,659
Van Kampen LIT Aggressive Growth Portfolio,
  Class II
   Accumulation Unit Value, Beginning of
     Period......................................       --       --       -- $ 10.000 $ 11.091 $ 12.069 $ 12.401
   Accumulation Unit Value, End of Period........       --       --       -- $ 11.091 $ 12.069 $ 12.401 $ 14.279
   Number of Units Outstanding, End of
     Period......................................       --       --       --   19,969   15,592   14,399   11,266
Van Kampen LIT Comstock Portfolio, Class II
   Accumulation Unit Value, Beginning of
     Period......................................       -- $ 10.000 $  8.014 $ 10.262 $ 11.800 $ 12.030 $ 13.671
   Accumulation Unit Value, End of Period........       -- $  8.014 $ 10.262 $ 11.800 $ 12.030 $ 13.671 $ 13.074
   Number of Units Outstanding, End of
     Period......................................       --  276,201  390,412  430,151  415,996  398,600  345,722
Van Kampen LIT Strategic Growth Portfolio,
  Class I
   Accumulation Unit Value, Beginning of
     Period...................................... $ 10.000 $  9.243 $  5.789 $  7.220 $  7.567 $  7.998 $  8.056
   Accumulation Unit Value, End of Period........ $  9.243 $  5.789 $  7.220 $  7.567 $  7.998 $  8.056 $  9.225
   Number of Units Outstanding, End of
     Period......................................        0   22,995   27,996   24,935   24,281   23,173   18,957

Van Kampen LIT Strategic Growth Portfolio,
  Class II
(1) Accumulation Unit Value, Beginning of
  Period........................................ $ 10.000 $  8.744 $  5.766 $  7.173 $  7.500 $  7.906 $  7.945
   Accumulation Unit Value, End of Period....... $  8.744 $  5.766 $  7.173 $  7.500 $  7.906 $  7.945 $  9.074
   Number of Units Outstanding, End of
     Period.....................................   97,388  190,862  238,208  213,338  185,732  152,940  134,512
AIM V.I. Capital Appreciation Fund - Series I
   Accumulation Unit Value, Beginning of
     Period..................................... $ 10.000 $  9.211 $  6.822 $  8.653 $  9.034 $  9.629 $ 10.023
   Accumulation Unit Value, End of Period....... $  9.211 $  6.822 $  8.653 $  9.034 $  9.629 $ 10.023 $ 10.993
   Number of Units Outstanding, End of
     Period.....................................   61,095   62,600   58,582   60,099   49,360   60,571   54,593
AIM V.I. Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of
     Period.....................................       --       --       --       --       -- $ 10.000 $ 10.763
   Accumulation Unit Value, End of Period.......       --       --       --       --       -- $ 10.763 $ 11.394
   Number of Units Outstanding, End of
     Period.....................................       --       --       --       --       --   74,006   62,455
AIM V.I. Mid Cap Core Equity Fund - Series I
   Accumulation Unit Value, Beginning of
     Period.....................................       --       --       -- $ 10.000 $ 10.783 $ 11.366 $ 12.382
   Accumulation Unit Value, End of Period.......       --       --       -- $ 10.783 $ 11.366 $ 12.382 $ 13.281
   Number of Units Outstanding, End of
     Period.....................................       --       --       --      454    1,292    2,261    2,079
AllianceBernstein VPS Growth Portfolio - Class B
   Accumulation Unit Value, Beginning of
     Period..................................... $ 10.000 $  9.106 $  6.396 $  8.437 $  9.462 $ 10.344 $ 10.004
   Accumulation Unit Value, End of Period....... $  9.106 $  6.396 $  8.437 $  9.462 $ 10.344 $ 10.004 $ 11.035
   Number of Units Outstanding, End of
     Period.....................................   28,772   27,065   46,904   60,088   61,575   47,328   41,458
AllianceBernstein VPS Growth and Income
  Portfolio - Class B
   Accumulation Unit Value, Beginning of
     Period..................................... $ 10.000 $  9.496 $  7.228 $  9.356 $ 10.189 $ 10.437 $ 11.956
   Accumulation Unit Value, End of Period....... $  9.496 $  7.228 $  9.356 $ 10.189 $ 10.437 $ 11.956 $ 12.275
   Number of Units Outstanding, End of
     Period.....................................  160,636  298,203  354,552  319,663  308,155  268,493  230,982
AllianceBernstein VPS Large Cap Growth
  Portfolio - Class B
   Accumulation Unit Value, Beginning of
     Period..................................... $ 10.000 $  9.293 $  6.293 $  7.602 $  8.066 $  9.071 $  8.826
   Accumulation Unit Value, End of Period....... $  9.293 $  6.293 $  7.602 $  8.066 $  9.071 $  8.826 $  9.818
   Number of Units Outstanding, End of
     Period.....................................   19,553   66,588   80,947   73,273   61,745   64,399   62,341
FTVIP Franklin High Income Securities Fund -
  Class 2
   Accumulation Unit Value, Beginning of
     Period.....................................       --       --       -- $ 10.000 $ 10.658 $ 10.783 $ 11.548
   Accumulation Unit Value, End of Period.......       --       --       -- $ 10.658 $ 10.783 $ 11.548 $ 11.614
   Number of Units Outstanding, End of
     Period.....................................       --       --       --      605    2,691    7,992    7,130
FTVIP Franklin Income Securities Fund - Class 2
   Accumulation Unit Value, Beginning of
     Period.....................................       --       --       -- $ 10.000 $ 11.201 $ 11.145 $ 12.905
   Accumulation Unit Value, End of Period.......       --       --       -- $ 11.201 $ 11.145 $ 12.905 $ 13.110
   Number of Units Outstanding, End of
     Period.....................................       --       --       --    1,875   19,125   58,251   71,526
FTVIP Mutual Shares Securities Fund - Class 2
   Accumulation Unit Value, Beginning of
     Period.....................................       --       --       -- $ 10.000 $ 10.914 $ 11.815 $ 13.697
   Accumulation Unit Value, End of Period.......       --       --       -- $ 10.914 $ 11.815 $ 13.697 $ 13.877
   Number of Units Outstanding, End of
     Period.....................................       --       --       --    1,015   10,726   40,049   44,548
FTVIP Templeton Foreign Securities Fund -
  Class 2
   Accumulation Unit Value, Beginning of
     Period.....................................       --       --       -- $ 10.000 $ 11.479 $ 12.384 $ 14.728
   Accumulation Unit Value, End of Period.......       --       --       -- $ 11.479 $ 12.384 $ 14.728 $ 16.649
   Number of Units Outstanding, End of
     Period.....................................       --       --       --    7,526   30,764   39,331   37,435
Putnam VT Growth and Income Fund - Class IB
   Accumulation Unit Value, Beginning of
     Period..................................... $ 10.000 $  9.429 $  7.480 $  9.330 $ 10.152 $ 10.461 $ 11.874
   Accumulation Unit Value, End of Period....... $  9.429 $  7.480 $  9.330 $ 10.152 $ 10.461 $ 11.874 $ 10.924
   Number of Units Outstanding, End of
     Period.....................................    3,372   54,496   65,291   62,661   55,079   47,260   38,180
Putnam VT International Equity Fund - Class IB
   Accumulation Unit Value, Beginning of
     Period..................................... $ 10.000 $  9.155 $  7.380 $  9.289 $ 10.569 $ 11.612 $ 14.524
   Accumulation Unit Value, End of Period....... $  9.155 $  7.380 $  9.289 $ 10.569 $ 11.612 $ 14.524 $ 15.410
   Number of Units Outstanding, End of
     Period.....................................   34,549   97,694  117,722  116,159  113,555  125,048  109,830
Putnam VT Small Cap Value Fund - Class IB
   Accumulation Unit Value, Beginning of
     Period.....................................       -- $ 10.000 $  7.271 $ 10.655 $ 13.169 $ 13.803 $ 15.855
   Accumulation Unit Value, End of Period.......       -- $  7.271 $ 10.655 $ 13.169 $ 13.803 $ 15.855 $ 13.549
   Number of Units Outstanding, End of
     Period.....................................       --   81,504  105,138  117,987  109,662  105,321   85,051
Putnam VT Voyager Fund - Class IB
   Accumulation Unit Value, Beginning of
     Period..................................... $ 10.000 $  9.092 $  6.541 $  8.000 $  8.228 $  8.517 $  8.793
   Accumulation Unit Value, End of Period....... $  9.092 $  6.541 $  8.000 $  8.228 $  8.517 $  8.793 $  9.085
   Number of Units Outstanding, End of
     Period.....................................   40,982   69,720   76,360   72,051   65,481   53,369   29,945



* Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

(1) The Variable Sub-Account that invests in the Van Kampen LIT Strategic Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Strategic Growth Portfolio, Class I.

                         ------------------------------
                         Allstate Financial
                         Advisors Separate
                         Account I

                         Financial Statements as of December 31, 2007 and for the periods ended December 31, 2007 and 2006 and Report of Independent Registered Public Accounting Firm

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2007, and the related statements of operations for the period then ended, and the statements of changes in net assets for each of the periods in the two year period then ended for each of the sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2007, the results of their operations for the period then ended, and the changes in their net assets for each of the periods in the two year period then ended for each of the sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 25, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                     Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                      Series      Series      Series      Series      Series      Series
                                       Trust       Trust       Trust       Trust       Trust       Trust
                                    Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                    ----------- ----------- ----------- ----------- ----------- -----------
                                                                            AST         AST         AST
                                                    AST         AST      Alliance    Alliance    American
                                        AST     Aggressive   Alliance    Bernstein   Bernstein    Century
                                     Advanced      Asset     Bernstein   Growth &     Managed    Strategic
                                    Strategies  Allocation  Core Value    Income     Index 500  Allocation
                                    ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value.......... $1,238,881    $54,011     $9,523      $48,342     $11,698    $135,486
Due from Allstate Life Insurance
 Company...........................         --         --         --           --          --          --
                                    ----------    -------     ------      -------     -------    --------
    Total assets................... $1,238,881    $54,011     $9,523      $48,342     $11,698    $135,486
                                    ==========    =======     ======      =======     =======    ========
NET ASSETS
Accumulation units................. $1,238,881    $54,011     $9,523      $48,342     $11,698    $135,486
Contracts in payout (annuitization)
 period............................         --         --         --           --          --          --
                                    ----------    -------     ------      -------     -------    --------
    Total net assets............... $1,238,881    $54,011     $9,523      $48,342     $11,698    $135,486
                                    ==========    =======     ======      =======     =======    ========
FUND SHARE INFORMATION
Number of shares...................    105,258      4,287        758        2,047         854       8,844
                                    ==========    =======     ======      =======     =======    ========
Cost of investments................ $1,236,184    $53,086     $9,569      $50,484     $11,867    $142,893
                                    ==========    =======     ======      =======     =======    ========
ACCUMULATION UNIT VALUE
    Lowest......................... $    10.44    $ 10.32     $ 9.45      $ 10.17     $  9.71    $  10.38
                                    ==========    =======     ======      =======     =======    ========
    Highest........................ $    10.51    $ 10.39     $ 9.51      $ 10.24     $  9.78    $  10.45
                                    ==========    =======     ======      =======     =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                     Advanced    Advanced    Advanced     Advanced    Advanced    Advanced
                                      Series      Series      Series       Series      Series      Series
                                       Trust       Trust       Trust       Trust        Trust       Trust
                                    Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account Sub-Account
                                    ----------- ----------- ----------- ------------ ----------- -----------
                                        AST     AST Capital     AST         AST          AST         AST
                                     Balanced     Growth      Cohen &   Conservative    DeAm        DeAm
                                       Asset       Asset      Steers       Asset      Large-Cap   Small-Cap
                                    Allocation  Allocation    Realty     Allocation     Value       Value
                                    ----------- ----------- ----------- ------------ ----------- -----------
ASSETS
Investments at fair value.......... $3,631,186  $2,665,594    $7,723      $669,015     $1,220       $ 344
Due from Allstate Life Insurance
 Company...........................         --          --        --            --         --          --
                                    ----------  ----------    ------      --------     ------       -----
    Total assets................... $3,631,186  $2,665,594    $7,723      $669,015     $1,220       $ 344
                                    ==========  ==========    ======      ========     ======       =====
NET ASSETS
Accumulation units................. $3,631,186  $2,665,594    $7,723      $669,015     $1,220       $ 344
Contracts in payout (annuitization)
 period............................         --          --        --            --         --          --
                                    ----------  ----------    ------      --------     ------       -----
    Total net assets............... $3,631,186  $2,665,594    $7,723      $669,015     $1,220       $ 344
                                    ==========  ==========    ======      ========     ======       =====
FUND SHARE INFORMATION
Number of shares...................    298,372     214,276       637        55,520         97          38
                                    ==========  ==========    ======      ========     ======       =====
Cost of investments................ $3,659,441  $2,710,943    $7,741      $666,286     $1,221       $ 335
                                    ==========  ==========    ======      ========     ======       =====
ACCUMULATION UNIT VALUE
    Lowest......................... $    10.39  $    10.38    $ 9.33      $  10.40     $ 9.77       $8.80
                                    ==========  ==========    ======      ========     ======       =====
    Highest........................ $    10.46  $    10.45    $ 9.39      $  10.47     $ 9.84       $8.86
                                    ==========  ==========    ======      ========     ======       =====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                     Advanced    Advanced     Advanced     Advanced    Advanced    Advanced
                                      Series      Series       Series       Series      Series      Series
                                       Trust       Trust       Trust        Trust        Trust       Trust
                                    Sub-Account Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account
                                    ----------- ----------- ------------ ------------ ----------- -----------
                                                                AST          AST          AST
                                        AST         AST     First Trust    Goldman      Goldman
                                     Federated  First Trust   Capital       Sachs        Sachs
                                    Aggressive   Balanced   Appreciation Concentrated   Mid-Cap       AST
                                      Growth      Target       Target       Growth      Growth    High Yield
                                    ----------- ----------- ------------ ------------ ----------- -----------
ASSETS
Investments at fair value..........   $  616    $2,479,115   $4,653,089    $10,424      $1,876      $1,839
Due from Allstate Life Insurance
 Company...........................       --            --           --         --          --          --
                                      ------    ----------   ----------    -------      ------      ------
    Total assets...................   $  616    $2,479,115   $4,653,089    $10,424      $1,876      $1,839
                                      ======    ==========   ==========    =======      ======      ======
NET ASSETS
Accumulation units.................   $  616    $2,479,115   $4,653,089    $10,424      $1,876      $1,839
Contracts in payout (annuitization)
 period............................       --            --           --         --          --          --
                                      ------    ----------   ----------    -------      ------      ------
    Total net assets...............   $  616    $2,479,115   $4,653,089    $10,424      $1,876      $1,839
                                      ======    ==========   ==========    =======      ======      ======
FUND SHARE INFORMATION
Number of shares...................       53       213,901      394,330        374         320         237
                                      ======    ==========   ==========    =======      ======      ======
Cost of investments................   $  610    $2,499,868   $4,646,668    $10,492      $1,904      $1,830
                                      ======    ==========   ==========    =======      ======      ======
ACCUMULATION UNIT VALUE
    Lowest.........................   $10.17    $    10.39   $    10.52    $ 10.37      $10.38      $10.48
                                      ======    ==========   ==========    =======      ======      ======
    Highest........................   $10.24    $    10.46   $    10.60    $ 10.44      $10.46      $10.56
                                      ======    ==========   ==========    =======      ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                      Advanced      Advanced      Advanced     Advanced    Advanced    Advanced
                                       Series        Series        Series       Series      Series      Series
                                        Trust         Trust         Trust        Trust       Trust       Trust
                                     Sub-Account   Sub-Account   Sub-Account  Sub-Account Sub-Account Sub-Account
                                    ------------- ------------- ------------- ----------- ----------- -----------
                                                                     AST                      AST         AST
                                         AST           AST        JPMorgan        AST        Lord       Marsico
                                    International International International  Large-Cap  Abbett Bond   Capital
                                       Growth         Value        Equity        Value     Debenture    Growth
                                    ------------- ------------- ------------- ----------- ----------- -----------
ASSETS
Investments at fair value..........    $24,204       $56,658       $50,803      $18,761     $3,064      $15,110
Due from Allstate Life Insurance
 Company...........................         --            --            --           --         --           --
                                       -------       -------       -------      -------     ------      -------
    Total assets...................    $24,204       $56,658       $50,803      $18,761     $3,064      $15,110
                                       =======       =======       =======      =======     ======      =======
NET ASSETS
Accumulation units.................    $24,204       $56,658       $50,803      $18,761     $3,064      $15,110
Contracts in payout (annuitization)
 period............................         --            --            --           --         --           --
                                       -------       -------       -------      -------     ------      -------
    Total net assets...............    $24,204       $56,658       $50,803      $18,761     $3,064      $15,110
                                       =======       =======       =======      =======     ======      =======
FUND SHARE INFORMATION
Number of shares...................      1,326         2,577         1,933          999        264          644
                                       =======       =======       =======      =======     ======      =======
Cost of investments................    $25,640       $57,880       $51,814      $20,218     $3,051      $15,394
                                       =======       =======       =======      =======     ======      =======
ACCUMULATION UNIT VALUE
    Lowest.........................    $ 11.03       $ 10.43       $ 10.30      $  9.52     $10.36      $ 10.78
                                       =======       =======       =======      =======     ======      =======
    Highest........................    $ 11.10       $ 10.50       $ 10.37      $  9.59     $10.43      $ 10.86
                                       =======       =======       =======      =======     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                     Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                      Series      Series      Series      Series      Series      Series
                                       Trust       Trust       Trust       Trust       Trust       Trust
                                    Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                    ----------- ----------- ----------- ----------- ----------- -----------
                                                                            AST         AST         AST
                                                                         Neuberger   Neuberger   Neuberger
                                        AST         AST         AST       Berman      Berman      Berman
                                    MFS Global    Mid-Cap      Money      Mid-Cap     Mid-Cap    Small-Cap
                                      Equity       Value      Market      Growth       Value      Growth
                                    ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments at fair value..........   $8,442      $4,157      $66,361     $  616      $2,259      $  816
Due from Allstate Life Insurance
 Company...........................       --          --           --         --          --          --
                                      ------      ------      -------     ------      ------      ------
    Total assets...................   $8,442      $4,157      $66,361     $  616      $2,259      $  816
                                      ======      ======      =======     ======      ======      ======
NET ASSETS
Accumulation units.................   $8,442      $4,157      $66,361     $  616      $2,259      $  816
Contracts in payout (annuitization)
 period............................       --          --           --         --          --          --
                                      ------      ------      -------     ------      ------      ------
    Total net assets...............   $8,442      $4,157      $66,361     $  616      $2,259      $  816
                                      ======      ======      =======     ======      ======      ======
FUND SHARE INFORMATION
Number of shares...................      611         345       66,361         27         134          76
                                      ======      ======      =======     ======      ======      ======
Cost of investments................   $9,087      $4,174      $66,361     $  610      $2,276      $  842
                                      ======      ======      =======     ======      ======      ======
ACCUMULATION UNIT VALUE
    Lowest.........................   $10.39      $ 9.71      $ 10.09     $10.46      $ 9.99      $11.19
                                      ======      ======      =======     ======      ======      ======
    Highest........................   $10.46      $ 9.78      $ 10.16     $10.53      $10.05      $11.27
                                      ======      ======      =======     ======      ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------


                                      Advanced     Advanced    Advanced     Advanced      Advanced      Advanced
                                       Series       Series      Series       Series        Series        Series
                                       Trust        Trust        Trust        Trust         Trust         Trust
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account   Sub-Account
                                    ------------ ------------ ----------- ------------- ------------- -------------
                                        AST          AST                       AST           AST           AST
                                       PIMCO     Preservation     AST     T. Rowe Price T. Rowe Price T. Rowe Price
                                    Total Return    Asset      Small-Cap      Asset        Global       Large-Cap
                                        Bond      Allocation     Value     Allocation       Bond         Growth
                                    ------------ ------------ ----------- ------------- ------------- -------------
ASSETS
Investments at fair value..........   $66,655      $480,828     $22,112    $2,810,571      $6,150        $18,932
Due from Allstate Life Insurance
 Company...........................        --            --          --            --          --             --
                                      -------      --------     -------    ----------      ------        -------
    Total assets...................   $66,655      $480,828     $22,112    $2,810,571      $6,150        $18,932
                                      =======      ========     =======    ==========      ======        =======
NET ASSETS
Accumulation units.................   $66,655      $480,828     $22,112    $2,810,571      $6,150        $18,932
Contracts in payout (annuitization)
 period............................        --            --          --            --          --             --
                                      -------      --------     -------    ----------      ------        -------
    Total net assets...............   $66,655      $480,828     $22,112    $2,810,571      $6,150        $18,932
                                      =======      ========     =======    ==========      ======        =======
FUND SHARE INFORMATION
Number of shares...................     5,509        40,852       1,567       155,710         498          1,613
                                      =======      ========     =======    ==========      ======        =======
Cost of investments................   $66,699      $479,574     $25,400    $2,920,509      $6,080        $19,694
                                      =======      ========     =======    ==========      ======        =======
ACCUMULATION UNIT VALUE
    Lowest.........................   $ 10.56      $  10.45     $  9.42    $    10.16      $10.57        $ 10.04
                                      =======      ========     =======    ==========      ======        =======
    Highest........................   $ 10.64      $  10.52     $  9.48    $    10.23      $10.64        $ 10.11
                                      =======      ========     =======    ==========      ======        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                      Advanced     Advanced    AIM Variable  AIM Variable AIM Variable AIM Variable
                                       Series       Series      Insurance     Insurance    Insurance    Insurance
                                        Trust        Trust        Funds         Funds        Funds        Funds
                                     Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                    ------------- ----------- -------------- ------------ ------------ ------------
                                         AST
                                    T. Rowe Price     AST                                  AIM V. I.    AIM V. I.
                                       Natural    UBS Dynamic   AIM V. I.     AIM V. I.     Capital      Capital
                                      Resources      Alpha    Basic Balanced Basic Value  Appreciation Development
                                    ------------- ----------- -------------- ------------ ------------ ------------
ASSETS
Investments at fair value..........    $44,091    $1,394,578   $39,457,902   $24,740,057  $167,151,434 $21,287,211
Due from Allstate Life Insurance
 Company...........................         --            --            --            --            --          --
                                       -------    ----------   -----------   -----------  ------------ -----------
    Total assets...................    $44,091    $1,394,578   $39,457,902   $24,740,057  $167,151,434 $21,287,211
                                       =======    ==========   ===========   ===========  ============ ===========
NET ASSETS
Accumulation units.................    $44,091    $1,394,578   $39,449,083   $24,738,979  $166,886,840 $21,252,415
Contracts in payout (annuitization)
 period............................         --            --         8,819         1,078       264,594      34,796
                                       -------    ----------   -----------   -----------  ------------ -----------
    Total net assets...............    $44,091    $1,394,578   $39,457,902   $24,740,057  $167,151,434 $21,287,211
                                       =======    ==========   ===========   ===========  ============ ===========
FUND SHARE INFORMATION
Number of shares...................      1,135       101,350     3,341,059     1,943,445     5,691,230   1,129,295
                                       =======    ==========   ===========   ===========  ============ ===========
Cost of investments................    $45,548    $1,419,094   $37,992,756   $20,926,724  $143,309,968 $15,739,180
                                       =======    ==========   ===========   ===========  ============ ===========
ACCUMULATION UNIT VALUE
    Lowest.........................    $ 11.59    $     9.65   $      8.97   $     12.55  $       6.95 $     14.26
                                       =======    ==========   ===========   ===========  ============ ===========
    Highest........................    $ 11.67    $     9.72   $     12.78   $     14.74  $      17.59 $     20.26
                                       =======    ==========   ===========   ===========  ============ ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                    AIM Variable AIM Variable AIM Variable AIM Variable AIM Variable  AIM Variable
                                     Insurance    Insurance    Insurance    Insurance     Insurance    Insurance
                                       Funds        Funds        Funds        Funds         Funds        Funds
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account
                                    ------------ ------------ ------------ ------------ ------------- ------------
                                                  AIM V. I.    AIM V. I.                  AIM V. I.    AIM V. I.
                                     AIM V. I.   Diversified   Government   AIM V. I.   International  Large Cap
                                    Core Equity     Income     Securities   High Yield     Growth        Growth
                                    ------------ ------------ ------------ ------------ ------------- ------------
ASSETS
Investments at fair value.......... $194,919,453 $18,044,780  $22,708,937  $10,238,138   $58,799,786  $18,301,845
Due from Allstate Life Insurance
 Company...........................           --          --           --           --            --           --
                                    ------------ -----------  -----------  -----------   -----------  -----------
    Total assets................... $194,919,453 $18,044,780  $22,708,937  $10,238,138   $58,799,786  $18,301,845
                                    ============ ===========  ===========  ===========   ===========  ===========
NET ASSETS
Accumulation units................. $194,453,850 $17,990,710  $22,495,873  $10,227,957   $58,456,004  $18,300,863
Contracts in payout (annuitization)
 period............................      465,603      54,070      213,064       10,181       343,782          982
                                    ------------ -----------  -----------  -----------   -----------  -----------
    Total net assets............... $194,919,453 $18,044,780  $22,708,937  $10,238,138   $58,799,786  $18,301,845
                                    ============ ===========  ===========  ===========   ===========  ===========
FUND SHARE INFORMATION
Number of shares...................    6,695,962   2,313,433    1,884,559    1,783,648     1,748,433    1,154,691
                                    ============ ===========  ===========  ===========   ===========  ===========
Cost of investments................ $164,451,913 $20,969,714  $22,410,094  $11,336,189   $35,956,357  $14,354,537
                                    ============ ===========  ===========  ===========   ===========  ===========
ACCUMULATION UNIT VALUE
    Lowest......................... $       8.43 $     11.22  $     12.58  $     10.34   $     13.26  $     12.58
                                    ============ ===========  ===========  ===========   ===========  ===========
    Highest........................ $      21.55 $     13.87  $     14.85  $     14.87   $     25.71  $     12.70
                                    ============ ===========  ===========  ===========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                        AIM Variable  AIM Variable
                                    AIM Variable AIM Variable AIM Variable AIM Variable  Insurance     Insurance
                                     Insurance    Insurance    Insurance    Insurance      Funds         Funds
                                       Funds        Funds        Funds        Funds      Series II     Series II
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account
                                    ------------ ------------ ------------ ------------ ------------ --------------
                                     AIM V. I.                                           AIM V. I.
                                      Mid Cap     AIM V. I.    AIM V. I.    AIM V. I.      Basic       AIM V. I.
                                    Core Equity  Money Market  Technology   Utilities   Balanced II  Basic Value II
                                    ------------ ------------ ------------ ------------ ------------ --------------
ASSETS
Investments at fair value.......... $23,623,859  $21,739,818   $4,857,722  $13,859,397   $1,797,350   $19,438,477
Due from Allstate Life Insurance
 Company...........................          --           --           --           --           --            --
                                    -----------  -----------   ----------  -----------   ----------   -----------
    Total assets................... $23,623,859  $21,739,818   $4,857,722  $13,859,397   $1,797,350   $19,438,477
                                    ===========  ===========   ==========  ===========   ==========   ===========
NET ASSETS
Accumulation units................. $23,617,488  $21,720,910   $4,857,722  $13,773,994   $1,797,350   $19,438,477
Contracts in payout (annuitization)
 period............................       6,371       18,908           --       85,403           --            --
                                    -----------  -----------   ----------  -----------   ----------   -----------
    Total net assets............... $23,623,859  $21,739,818   $4,857,722  $13,859,397   $1,797,350   $19,438,477
                                    ===========  ===========   ==========  ===========   ==========   ===========
FUND SHARE INFORMATION
Number of shares...................   1,621,404   21,739,818      321,703      578,198      153,227     1,540,291
                                    ===========  ===========   ==========  ===========   ==========   ===========
Cost of investments................ $20,294,969  $21,739,818   $3,796,388  $ 9,326,985   $1,455,018   $16,608,304
                                    ===========  ===========   ==========  ===========   ==========   ===========
ACCUMULATION UNIT VALUE
    Lowest......................... $     13.23  $     10.80   $    12.79  $     20.52   $    10.88   $     12.20
                                    ===========  ===========   ==========  ===========   ==========   ===========
    Highest........................ $     17.98  $     12.84   $    13.08  $     20.98   $    11.41   $     16.41
                                    ===========  ===========   ==========  ===========   ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                     AIM Variable    AIM Variable   AIM Variable  AIM Variable AIM Variable  AIM Variable
                                       Insurance      Insurance      Insurance     Insurance     Insurance     Insurance
                                         Funds          Funds          Funds         Funds         Funds         Funds
                                       Series II      Series II      Series II     Series II     Series II     Series II
                                      Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                    --------------- -------------- -------------- ------------ ------------- -------------
                                       AIM V. I.      AIM V. I.                    AIM V. I.     AIM V. I.
                                        Capital        Capital       AIM V. I.    Diversified   Government     AIM V. I.
                                    Appreciation II Development II Core Equity II  Income II   Securities II High Yield II
                                    --------------- -------------- -------------- ------------ ------------- -------------
ASSETS
Investments at fair value..........   $7,992,016       $733,288      $4,618,125     $528,409    $1,089,092     $651,345
Due from Allstate Life Insurance
 Company...........................           --             --              --           --            --           --
                                      ----------       --------      ----------     --------    ----------     --------
    Total assets...................   $7,992,016       $733,288      $4,618,125     $528,409    $1,089,092     $651,345
                                      ==========       ========      ==========     ========    ==========     ========
NET ASSETS
Accumulation units.................   $7,992,016       $733,288      $4,618,125     $528,409    $1,089,092     $651,345
Contracts in payout (annuitization)
 period............................           --             --              --           --            --           --
                                      ----------       --------      ----------     --------    ----------     --------
    Total net assets...............   $7,992,016       $733,288      $4,618,125     $528,409    $1,089,092     $651,345
                                      ==========       ========      ==========     ========    ==========     ========
FUND SHARE INFORMATION
Number of shares...................      276,063         39,573         159,907       68,270        90,833      113,872
                                      ==========       ========      ==========     ========    ==========     ========
Cost of investments................   $5,875,750       $599,955      $3,943,207     $592,952    $1,110,610     $657,289
                                      ==========       ========      ==========     ========    ==========     ========
ACCUMULATION UNIT VALUE
    Lowest.........................   $    11.75       $  15.19      $    11.25     $  11.10    $    11.04     $  13.58
                                      ==========       ========      ==========     ========    ==========     ========
    Highest........................   $    15.93       $  15.85      $    13.86     $  11.64    $    11.59     $  14.15
                                      ==========       ========      ==========     ========    ==========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                    AIM Variable  AIM Variable  AIM Variable  AIM Variable AIM Variable  AIM Variable
                                      Insurance    Insurance     Insurance     Insurance     Insurance    Insurance
                                        Funds        Funds         Funds         Funds         Funds        Funds
                                      Series II    Series II     Series II     Series II     Series II    Series II
                                     Sub-Account  Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                    ------------- ------------ -------------- ------------ ------------- ------------
                                      AIM V. I.    AIM V. I.     AIM V. I.     AIM V. I.
                                    International  Large Cap      Mid Cap        Money       AIM V. I.    AIM V. I.
                                      Growth II    Growth II   Core Equity II  Market II   Technology II Utilities II
                                    ------------- ------------ -------------- ------------ ------------- ------------
ASSETS
Investments at fair value..........  $1,636,148    $1,106,307    $6,739,231    $2,351,768    $119,112      $971,474
Due from Allstate Life Insurance
 Company...........................          --            --            --            --          --            --
                                     ----------    ----------    ----------    ----------    --------      --------
    Total assets...................  $1,636,148    $1,106,307    $6,739,231    $2,351,768    $119,112      $971,474
                                     ==========    ==========    ==========    ==========    ========      ========
NET ASSETS
Accumulation units.................  $1,636,148    $1,106,307    $6,723,428    $2,351,768    $119,112      $971,474
Contracts in payout (annuitization)
 period............................          --            --        15,803            --          --            --
                                     ----------    ----------    ----------    ----------    --------      --------
    Total net assets...............  $1,636,148    $1,106,307    $6,739,231    $2,351,768    $119,112      $971,474
                                     ==========    ==========    ==========    ==========    ========      ========
FUND SHARE INFORMATION
Number of shares...................      49,222        70,242       466,383     2,351,768       7,967        40,818
                                     ==========    ==========    ==========    ==========    ========      ========
Cost of investments................  $1,003,481    $  861,705    $5,929,635    $2,351,768    $ 92,879      $703,220
                                     ==========    ==========    ==========    ==========    ========      ========
ACCUMULATION UNIT VALUE
    Lowest.........................  $    20.31    $    12.46    $    12.98    $     9.76    $  12.53      $  20.23
                                     ==========    ==========    ==========    ==========    ========      ========
    Highest........................  $    21.31    $    12.62    $    15.41    $    10.43    $  12.85      $  20.64
                                     ==========    ==========    ==========    ==========    ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                      Alliance      Alliance      Alliance      Alliance      Alliance      Alliance
                                      Bernstein     Bernstein     Bernstein     Bernstein     Bernstein     Bernstein
                                      Variable      Variable      Variable      Variable      Variable      Variable
                                       Product       Product       Product       Product       Product       Product
                                     Series Fund   Series Fund   Series Fund   Series Fund   Series Fund   Series Fund
                                     Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                    ------------- ------------- ------------- ------------- ------------- -------------
                                                    Alliance      Alliance      Alliance      Alliance      Alliance
                                      Alliance    Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS
                                    Bernstein VPS   Growth &    International   Large Cap     Small/Mid      Utility
                                       Growth        Income         Value        Growth       Cap Value      Income
                                    ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair value..........  $55,665,096  $165,770,841   $42,873,418   $39,212,588   $44,404,325   $8,265,132
Due from Allstate Life Insurance
 Company...........................           --            --            --            --            --           --
                                     -----------  ------------   -----------   -----------   -----------   ----------
    Total assets...................  $55,665,096  $165,770,841   $42,873,418   $39,212,588   $44,404,325   $8,265,132
                                     ===========  ============   ===========   ===========   ===========   ==========
NET ASSETS
Accumulation units.................  $55,632,381  $165,582,742   $42,873,418   $39,212,588   $44,404,325   $8,225,823
Contracts in payout (annuitization)
 period............................       32,715       188,099            --            --            --       39,309
                                     -----------  ------------   -----------   -----------   -----------   ----------
    Total net assets...............  $55,665,096  $165,770,841   $42,873,418   $39,212,588   $44,404,325   $8,265,132
                                     ===========  ============   ===========   ===========   ===========   ==========
FUND SHARE INFORMATION
Number of shares...................    2,482,832     6,243,723     1,723,208     1,308,831     2,607,418      279,700
                                     ===========  ============   ===========   ===========   ===========   ==========
Cost of investments................  $43,956,455  $136,596,960   $36,052,714   $32,127,432   $40,885,350   $6,360,566
                                     ===========  ============   ===========   ===========   ===========   ==========
ACCUMULATION UNIT VALUE
    Lowest.........................  $      7.35  $      12.20   $     15.97   $      6.91   $     17.92   $    15.56
                                     ===========  ============   ===========   ===========   ===========   ==========
    Highest........................  $     16.85  $      16.68   $     16.54   $     15.35   $     19.07   $    16.12
                                     ===========  ============   ===========   ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                      Alliance                      Dreyfus
                                      Bernstein      American      Socially                   Dreyfus      Dreyfus
                                      Variable        Century     Responsible                 Variable     Variable
                                       Product       Variable       Growth    Dreyfus Stock  Investment   Investment
                                     Series Fund  Portfolios, Inc Fund, Inc.   Index Fund       Fund         Fund
                                     Sub-Account    Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                    ------------- --------------- ----------- ------------- ------------ ------------
                                                                    Dreyfus
                                      Alliance       American      Socially
                                    Bernstein VPS     Century     Responsible Dreyfus Stock VIF Growth &     VIF
                                        Value       VP Balanced   Growth Fund  Index Fund      Income    Money Market
                                    ------------- --------------- ----------- ------------- ------------ ------------
ASSETS
Investments at fair value..........  $3,746,707       $23,707      $158,575    $1,290,547     $223,282     $773,155
Due from Allstate Life Insurance
 Company...........................          --            --            --            --           --           --
                                     ----------       -------      --------    ----------     --------     --------
    Total assets...................  $3,746,707       $23,707      $158,575    $1,290,547     $223,282     $773,155
                                     ==========       =======      ========    ==========     ========     ========
NET ASSETS
Accumulation units.................  $3,746,707       $23,707      $158,575    $1,290,547     $223,282     $773,155
Contracts in payout (annuitization)
 period............................          --            --            --            --           --           --
                                     ----------       -------      --------    ----------     --------     --------
    Total net assets...............  $3,746,707       $23,707      $158,575    $1,290,547     $223,282     $773,155
                                     ==========       =======      ========    ==========     ========     ========
FUND SHARE INFORMATION
Number of shares...................     271,697         3,234         5,199        34,507        8,780      773,155
                                     ==========       =======      ========    ==========     ========     ========
Cost of investments................  $3,671,140       $22,676      $140,764    $1,003,707     $190,212     $773,155
                                     ==========       =======      ========    ==========     ========     ========
ACCUMULATION UNIT VALUE
    Lowest.........................  $    11.73       $ 15.73      $   6.73    $     9.69     $  10.25     $  10.44
                                     ==========       =======      ========    ==========     ========     ========
    Highest........................  $    12.16       $ 15.73      $  12.55    $    15.32     $  14.46     $  12.42
                                     ==========       =======      ========    ==========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                        DWS         DWS          DWS          DWS          DWS          DWS
                                     Variable    Variable     Variable     Variable     Variable     Variable
                                     Series I    Series I     Series I     Series I     Series I     Series II
                                    Sub-Account Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                    ----------- ----------- ------------- ----------- ------------- -----------
                                                  DWS VIP      DWS VIP      DWS VIP
                                      DWS VIP     Capital      Global     Growth and     DWS VIP      DWS VIP
                                      Bond A     Growth A   Opportunities  Income A   International Balanced A
                                    ----------- ----------- ------------- ----------- ------------- -----------
ASSETS
Investments at fair value..........  $788,495   $1,693,676   $1,728,047    $635,199     $876,571    $1,997,199
Due from Allstate Life Insurance
 Company...........................    27,657           --           --          --           --        54,015
                                     --------   ----------   ----------    --------     --------    ----------
    Total assets...................  $816,152   $1,693,676   $1,728,047    $635,199     $876,571    $2,051,214
                                     ========   ==========   ==========    ========     ========    ==========
NET ASSETS
Accumulation units.................  $784,855   $1,691,338   $1,728,047    $635,199     $875,121    $1,990,092
Contracts in payout (annuitization)
 period............................    31,297        2,338           --          --        1,450        61,122
                                     --------   ----------   ----------    --------     --------    ----------
    Total net assets...............  $816,152   $1,693,676   $1,728,047    $635,199     $876,571    $2,051,214
                                     ========   ==========   ==========    ========     ========    ==========
FUND SHARE INFORMATION
Number of shares...................   112,965       82,983       94,532      58,760       58,399        80,500
                                     ========   ==========   ==========    ========     ========    ==========
Cost of investments................  $775,378   $1,389,014   $1,214,275    $541,738     $615,694    $1,742,067
                                     ========   ==========   ==========    ========     ========    ==========
ACCUMULATION UNIT VALUE
    Lowest.........................  $  14.36   $    12.65   $    27.81    $  11.29     $  16.45    $    12.09
                                     ========   ==========   ==========    ========     ========    ==========
    Highest........................  $  14.49   $    12.76   $    28.07    $  11.39     $  16.60    $    12.13
                                     ========   ==========   ==========    ========     ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                             Fidelity      Fidelity      Fidelity
                                        DWS         DWS       Federated      Variable      Variable      Variable
                                     Variable    Variable     Insurance     Insurance      Insurance     Insurance
                                     Series II   Series II     Series     Products Fund  Products Fund Products Fund
                                    Sub-Account Sub-Account  Sub-Account   Sub-Account    Sub-Account   Sub-Account
                                    ----------- ----------- ------------- -------------- ------------- -------------
                                      DWS VIP     DWS VIP     Federated
                                       Money     Small Cap      Prime                         VIP
                                    Market A II  Growth A   Money Fund II VIP Contrafund Equity-Income  VIP Growth
                                    ----------- ----------- ------------- -------------- ------------- -------------
ASSETS
Investments at fair value.......... $1,032,898   $464,528    $10,660,654   $14,275,262    $2,781,889    $7,457,674
Due from Allstate Life Insurance
 Company...........................         --         --             --            --            --            --
                                    ----------   --------    -----------   -----------    ----------    ----------
    Total assets................... $1,032,898   $464,528    $10,660,654   $14,275,262    $2,781,889    $7,457,674
                                    ==========   ========    ===========   ===========    ==========    ==========
NET ASSETS
Accumulation units................. $1,032,898   $464,528    $10,053,426   $14,209,183    $2,752,378    $7,447,861
Contracts in payout (annuitization)
 period............................         --         --        607,228        66,079        29,511         9,813
                                    ----------   --------    -----------   -----------    ----------    ----------
    Total net assets............... $1,032,898   $464,528    $10,660,654   $14,275,262    $2,781,889    $7,457,674
                                    ==========   ========    ===========   ===========    ==========    ==========
FUND SHARE INFORMATION
Number of shares...................  1,032,898     30,825     10,660,654       511,658       116,348       165,285
                                    ==========   ========    ===========   ===========    ==========    ==========
Cost of investments................ $1,032,898   $386,466    $10,660,654   $13,041,362    $2,754,739    $6,366,695
                                    ==========   ========    ===========   ===========    ==========    ==========
ACCUMULATION UNIT VALUE
    Lowest......................... $    10.48   $  12.76    $     10.39   $     14.91    $    13.76    $     8.46
                                    ==========   ========    ===========   ===========    ==========    ==========
    Highest........................ $    10.50   $  12.79    $     13.19   $     26.46    $    17.06    $    18.09
                                    ==========   ========    ===========   ===========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                       Fidelity          Fidelity
                            Fidelity      Fidelity       Fidelity      Fidelity        Variable          Variable
                            Variable      Variable       Variable      Variable        Insurance         Insurance
                            Insurance     Insurance     Insurance      Insurance     Products Fund     Products Fund
                          Products Fund Products Fund Products Fund  Products Fund (Service Class 2) (Service Class 2)
                           Sub-Account   Sub-Account   Sub-Account    Sub-Account     Sub-Account       Sub-Account
                          ------------- ------------- -------------- ------------- ----------------- -----------------
                                                                                       VIP Asset
                            VIP High                  VIP Investment      VIP       Manager Growth    VIP Contrafund
                             Income     VIP Index 500   Grade Bond     Overseas    (Service Class 2) (Service Class 2)
                          ------------- ------------- -------------- ------------- ----------------- -----------------
ASSETS
Investments at fair value  $2,566,776    $9,911,994     $3,459,520    $3,642,273        $66,265        $110,026,520
Due from Allstate Life
 Insurance Company.......          --            --             --            --             --                  --
                           ----------    ----------     ----------    ----------        -------        ------------
    Total assets.........  $2,566,776    $9,911,994     $3,459,520    $3,642,273        $66,265        $110,026,520
                           ==========    ==========     ==========    ==========        =======        ============
NET ASSETS
Accumulation units.......  $2,566,776    $9,906,590     $3,459,520    $3,642,273        $66,265        $109,670,051
Contracts in payout
 (annuitization) period..          --         5,404             --            --             --             356,469
                           ----------    ----------     ----------    ----------        -------        ------------
    Total net assets.....  $2,566,776    $9,911,994     $3,459,520    $3,642,273        $66,265        $110,026,520
                           ==========    ==========     ==========    ==========        =======        ============
FUND SHARE
 INFORMATION
Number of shares.........     429,227        60,432        271,122       143,850          4,323           4,006,792
                           ==========    ==========     ==========    ==========        =======        ============
Cost of investments......  $2,826,437    $8,042,059     $3,463,668    $2,686,599        $54,187        $122,133,172
                           ==========    ==========     ==========    ==========        =======        ============
ACCUMULATION UNIT
 VALUE
    Lowest...............  $    10.48    $     9.77     $    14.33    $    12.60        $ 12.55        $      11.68
                           ==========    ==========     ==========    ==========        =======        ============
    Highest..............  $    11.80    $    11.38     $    14.82    $    16.09        $ 12.55        $      21.17
                           ==========    ==========     ==========    ==========        =======        ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                              Variable          Variable          Variable          Variable          Variable
                              Insurance         Insurance         Insurance         Insurance         Insurance
                            Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                          (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                             Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                          ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                     VIP Freedom
                                 VIP           VIP Freedom       VIP Freedom       VIP Freedom         Income
                            Equity-Income    2010 Portfolio    2020 Portfolio    2030 Portfolio       Portfolio
                          (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                          ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value    $3,575,085        $6,320,399        $6,601,645        $2,226,232        $1,935,869
Due from Allstate Life
 Insurance Company.......            --                --                --                --                --
                             ----------        ----------        ----------        ----------        ----------
    Total assets.........    $3,575,085        $6,320,399        $6,601,645        $2,226,232        $1,935,869
                             ==========        ==========        ==========        ==========        ==========
NET ASSETS
Accumulation units.......    $3,575,085        $6,320,399        $6,601,645        $2,226,232        $1,935,869
Contracts in payout
 (annuitization) period..            --                --                --                --                --
                             ----------        ----------        ----------        ----------        ----------
    Total net assets.....    $3,575,085        $6,320,399        $6,601,645        $2,226,232        $1,935,869
                             ==========        ==========        ==========        ==========        ==========
FUND SHARE
 INFORMATION
Number of shares.........       151,679           530,235           523,940           171,380           179,580
                             ==========        ==========        ==========        ==========        ==========
Cost of investments......    $3,357,871        $6,217,562        $6,546,351        $2,186,130        $1,963,766
                             ==========        ==========        ==========        ==========        ==========
ACCUMULATION UNIT
 VALUE
    Lowest...............    $    12.83        $    11.04        $    11.27        $    11.42        $    10.73
                             ==========        ==========        ==========        ==========        ==========
    Highest..............    $    16.37        $    11.22        $    11.41        $    11.54        $    10.84
                             ==========        ==========        ==========        ==========        ==========

                              Fidelity
                              Variable
                              Insurance
                            Products Fund
                          (Service Class 2)
                             Sub-Account
                          -----------------
                                 VIP
                              Growth &
                               Income
                          (Service Class 2)
                          -----------------
ASSETS
Investments at fair value    $15,234,001
Due from Allstate Life
 Insurance Company.......             --
                             -----------
    Total assets.........    $15,234,001
                             ===========
NET ASSETS
Accumulation units.......    $15,234,001
Contracts in payout
 (annuitization) period..             --
                             -----------
    Total net assets.....    $15,234,001
                             ===========
FUND SHARE
 INFORMATION
Number of shares.........        908,950
                             ===========
Cost of investments......    $13,217,490
                             ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............    $     13.19
                             ===========
    Highest..............    $     13.67
                             ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                              Variable          Variable          Variable          Variable          Variable
                              Insurance         Insurance         Insurance         Insurance         Insurance
                            Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                          (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                             Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                          ----------------- ----------------- ----------------- ----------------- -----------------
                                               VIP Growth           High                           VIP Investment
                             VIP Growth      Stock Portfolio       Income         VIP Index 500      Grade Bond
                          (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                          ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair value     $722,041         $1,724,323        $11,263,572       $9,065,635          $17,862
Due from Allstate Life
 Insurance Company.......           --                 --                 --               --               --
                              --------         ----------        -----------       ----------          -------
    Total assets.........     $722,041         $1,724,323        $11,263,572       $9,065,635          $17,862
                              ========         ==========        ===========       ==========          =======
NET ASSETS
Accumulation units.......     $722,041         $1,724,323        $11,263,572       $9,065,635          $17,862
Contracts in payout
 (annuitization) period..           --                 --                 --               --               --
                              --------         ----------        -----------       ----------          -------
    Total net assets.....     $722,041         $1,724,323        $11,263,572       $9,065,635          $17,862
                              ========         ==========        ===========       ==========          =======
FUND SHARE
 INFORMATION
Number of shares.........       16,171            123,519          1,915,574           55,689            1,424
                              ========         ==========        ===========       ==========          =======
Cost of investments......     $469,512         $1,614,745        $12,059,520       $8,641,038          $18,475
                              ========         ==========        ===========       ==========          =======
ACCUMULATION UNIT
 VALUE
    Lowest...............     $  10.49         $    11.59        $     11.29       $    11.04          $ 12.08
                              ========         ==========        ===========       ==========          =======
    Highest..............     $  15.35         $    11.79        $     15.37       $    15.04          $ 12.08
                              ========         ==========        ===========       ==========          =======

                              Fidelity
                              Variable
                              Insurance
                            Products Fund
                          (Service Class 2)
                             Sub-Account
                          -----------------

                             VIP Mid Cap
                          (Service Class 2)
                          -----------------
ASSETS
Investments at fair value    $32,122,086
Due from Allstate Life
 Insurance Company.......             --
                             -----------
    Total assets.........    $32,122,086
                             ===========
NET ASSETS
Accumulation units.......    $31,848,487
Contracts in payout
 (annuitization) period..        273,599
                             -----------
    Total net assets.....    $32,122,086
                             ===========
FUND SHARE
 INFORMATION
Number of shares.........        901,546
                             ===========
Cost of investments......    $29,920,818
                             ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............    $     11.07
                             ===========
    Highest..............    $     15.33
                             ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Fidelity          Fidelity         Franklin       Franklin       Franklin       Franklin
                              Variable          Variable        Templeton      Templeton      Templeton      Templeton
                              Insurance         Insurance        Variable       Variable       Variable       Variable
                            Products Fund     Products Fund     Insurance      Insurance      Insurance      Insurance
                          (Service Class 2) (Service Class 2) Products Trust Products Trust Products Trust Products Trust
                             Sub-Account       Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          ----------------- ----------------- -------------- -------------- -------------- --------------
                                                                 Franklin       Franklin
                              VIP Money                          Flex Cap      Growth and                     Franklin
                               Market         VIP Overseas        Growth         Income     Franklin High      Income
                          (Service Class 2) (Service Class 2)   Securities     Securities    Income Sec 2    Securities
                          ----------------- ----------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value    $9,647,596         $181,526        $5,545,929    $80,067,207    $11,885,651    $315,068,378
Due from Allstate Life
 Insurance Company.......            --               --                --             --             --              --
                             ----------         --------        ----------    -----------    -----------    ------------
    Total assets.........    $9,647,596         $181,526        $5,545,929    $80,067,207    $11,885,651    $315,068,378
                             ==========         ========        ==========    ===========    ===========    ============
NET ASSETS
Accumulation units.......    $9,647,596         $181,526        $5,545,929    $79,722,117    $11,882,493    $314,131,076
Contracts in payout
 (annuitization) period..            --               --                --        345,090          3,158         937,302
                             ----------         --------        ----------    -----------    -----------    ------------
    Total net assets.....    $9,647,596         $181,526        $5,545,929    $80,067,207    $11,885,651    $315,068,378
                             ==========         ========        ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares.........     9,647,596            7,226           436,001      5,388,103      1,800,856      18,201,524
                             ==========         ========        ==========    ===========    ===========    ============
Cost of investments......    $9,647,596         $150,541        $4,692,845    $78,367,266    $11,943,085    $295,398,533
                             ==========         ========        ==========    ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest...............    $    10.37         $  15.13        $    12.64    $     15.30    $     11.46    $      12.86
                             ==========         ========        ==========    ===========    ===========    ============
    Highest..............    $    10.60         $  22.40        $    13.10    $     16.47    $     11.97    $      13.51
                             ==========         ========        ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                    Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                                   Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                                    Variable       Variable       Variable       Variable       Variable       Variable
                                   Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                                 Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                                  Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                 -------------- -------------- -------------- -------------- -------------- --------------
                                                                  Franklin
                                    Franklin       Franklin        Small
                                   Large Cap      Small Cap       Mid-Cap
                                     Growth         Value          Growth     Franklin U.S.      Mutual     Mutual Shares
                                   Securities     Securities     Securities     Government     Discovery      Securities
                                 -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value.......  $79,677,140    $66,006,112     $3,480,132    $25,035,198    $32,765,563    $223,677,810
Due from Allstate Life Insurance
 Company........................           --             --             --             --             --              --
                                  -----------    -----------     ----------    -----------    -----------    ------------
    Total assets................  $79,677,140    $66,006,112     $3,480,132    $25,035,198    $32,765,563    $223,677,810
                                  ===========    ===========     ==========    ===========    ===========    ============
NET ASSETS
Accumulation units..............  $79,634,143    $65,764,102     $3,480,132    $24,982,964    $32,640,881    $223,062,411
Contracts in payout
 (annuitization) period.........       42,997        242,010             --         52,234        124,682         615,399
                                  -----------    -----------     ----------    -----------    -----------    ------------
    Total net assets............  $79,677,140    $66,006,112     $3,480,132    $25,035,198    $32,765,563    $223,677,810
                                  ===========    ===========     ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares................    4,618,965      3,860,007        151,904      1,969,724      1,383,097      11,078,643
                                  ===========    ===========     ==========    ===========    ===========    ============
Cost of investments.............  $72,172,726    $59,402,815     $2,293,990    $24,647,149    $29,524,734    $194,780,781
                                  ===========    ===========     ==========    ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest......................  $     11.57    $     12.38     $     8.50    $     10.65    $     11.93    $      13.62
                                  ===========    ===========     ==========    ===========    ===========    ============
    Highest.....................  $     12.06    $     21.38     $    22.67    $     11.22    $     15.29    $      23.46
                                  ===========    ===========     ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                             Franklin       Franklin       Franklin       Franklin
                            Templeton      Templeton      Templeton      Templeton    Goldman Sachs  Goldman Sachs
                             Variable       Variable       Variable       Variable       Variable       Variable
                            Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                          Products Trust Products Trust Products Trust Products Trust     Trust          Trust
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                            Templeton
                            Developing     Templeton      Templeton      Templeton
                             Markets        Foreign     Global Income      Growth          VIT       VIT Growth and
                            Securities     Securities     Securities     Securities   Capital Growth     Income
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $50,314,384    $240,017,725    $3,586,965     $3,731,455      $39,620       $9,742,508
Due from Allstate Life
 Insurance Company.......           --              --            --             --           --               --
                           -----------    ------------    ----------     ----------      -------       ----------
    Total assets.........  $50,314,384    $240,017,725    $3,586,965     $3,731,455      $39,620       $9,742,508
                           ===========    ============    ==========     ==========      =======       ==========
NET ASSETS
Accumulation units.......  $50,060,366    $239,927,488    $3,505,424     $3,731,455      $39,620       $9,742,508
Contracts in payout
 (annuitization) period..      254,018          90,237        81,541             --           --               --
                           -----------    ------------    ----------     ----------      -------       ----------
    Total net assets.....  $50,314,384    $240,017,725    $3,586,965     $3,731,455      $39,620       $9,742,508
                           ===========    ============    ==========     ==========      =======       ==========
FUND SHARE
 INFORMATION
Number of shares.........    3,144,649      11,852,727       214,531        241,675        3,112          777,535
                           ===========    ============    ==========     ==========      =======       ==========
Cost of investments......  $34,009,666    $188,952,359    $3,079,650     $3,115,320      $35,699       $9,943,535
                           ===========    ============    ==========     ==========      =======       ==========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $     26.79    $      14.16    $    16.17     $    14.68      $  8.40       $    12.19
                           ===========    ============    ==========     ==========      =======       ==========
    Highest..............  $     42.26    $      23.79    $    22.19     $    20.99      $ 12.63       $    13.80
                           ===========    ============    ==========     ==========      =======       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                          Goldman Sachs Goldman Sachs Goldman Sachs Goldman Sachs
                            Variable      Variable      Variable      Variable                      Janus
                            Insurance     Insurance     Insurance     Insurance      Janus       Aspen Series
                              Trust         Trust         Trust         Trust     Aspen Series (Service Shares)
                           Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account    Sub-Account
                          ------------- ------------- ------------- ------------- ------------ ----------------
                                             VIT           VIT           VIT
                                          Strategic    Structured    Structured
                               VIT      International   Small Cap    U.S. Equity     Forty      Foreign Stock
                          Mid Cap Value    Equity      Equity Fund      Fund       Portfolio   (Service Shares)
                          ------------- ------------- ------------- ------------- ------------ ----------------
ASSETS
Investments at fair value  $ 8,994,631     $6,486      $19,318,999   $14,181,637    $23,167        $54,304
Due from Allstate Life
 Insurance Company.......           --         --               --            --         --             --
                           -----------     ------      -----------   -----------    -------        -------
    Total assets.........  $ 8,994,631     $6,486      $19,318,999   $14,181,637    $23,167        $54,304
                           ===========     ======      ===========   ===========    =======        =======
NET ASSETS
Accumulation units.......  $ 8,994,631     $6,486      $19,318,999   $14,181,637    $23,167        $54,304
Contracts in payout
 (annuitization) period..           --         --               --            --         --             --
                           -----------     ------      -----------   -----------    -------        -------
    Total net assets.....  $ 8,994,631     $6,486      $19,318,999   $14,181,637    $23,167        $54,304
                           ===========     ======      ===========   ===========    =======        =======
FUND SHARE
 INFORMATION
Number of shares.........      641,557        471        1,803,828     1,077,632        563          2,842
                           ===========     ======      ===========   ===========    =======        =======
Cost of investments......  $10,213,791     $4,883      $25,405,290   $14,293,363    $12,161        $32,779
                           ===========     ======      ===========   ===========    =======        =======
ACCUMULATION UNIT
 VALUE
    Lowest...............  $     12.79     $16.36      $     10.00   $      9.43    $ 18.39        $ 22.14
                           ===========     ======      ===========   ===========    =======        =======
    Highest..............  $     26.83     $16.36      $     17.18   $     13.07    $ 18.39        $ 22.14
                           ===========     ======      ===========   ===========    =======        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                             Lazard       Legg Mason        Legg Mason
                           Retirement  Partners Variable Partners Variable Lord Abbett  Lord Abbett   Lord Abbett
                          Series, Inc. Portfolios I, Inc Portfolios I, Inc Series Fund  Series Fund   Series Fund
                          Sub-Account     Sub-Account       Sub-Account    Sub-Account  Sub-Account   Sub-Account
                          ------------ ----------------- ----------------- ----------- -------------- -----------
                                          Legg Mason        Legg Mason
                                           Variable          Variable
                            Emerging      Fundamental        Investors                                Growth and
                            Markets     Value Portfolio     Portfolio I     All Value  Bond-Debenture   Income
                          ------------ ----------------- ----------------- ----------- -------------- -----------
ASSETS
Investments at fair value   $21,197         $7,813            $10,104      $15,379,877  $41,844,986   $50,506,009
Due from Allstate Life
 Insurance Company.......        --             --                 --               --           --            --
                            -------         ------            -------      -----------  -----------   -----------
    Total assets.........   $21,197         $7,813            $10,104      $15,379,877  $41,844,986   $50,506,009
                            =======         ======            =======      ===========  ===========   ===========
NET ASSETS
Accumulation units.......   $21,197         $7,813            $10,104      $15,357,187  $41,801,830   $50,404,292
Contracts in payout
 (annuitization) period..        --             --                 --           22,690       43,156       101,717
                            -------         ------            -------      -----------  -----------   -----------
    Total net assets.....   $21,197         $7,813            $10,104      $15,379,877  $41,844,986   $50,506,009
                            =======         ======            =======      ===========  ===========   ===========
FUND SHARE
 INFORMATION
Number of shares.........       827            360                612          913,294    3,555,224     1,809,603
                            =======         ======            =======      ===========  ===========   ===========
Cost of investments......   $11,291         $8,617            $ 8,073      $13,982,461  $42,729,006   $50,929,955
                            =======         ======            =======      ===========  ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............   $ 52.99         $ 9.50            $ 13.68      $     13.16  $     11.24   $     12.58
                            =======         ======            =======      ===========  ===========   ===========
    Highest..............   $ 52.99         $ 9.50            $ 13.68      $     13.74  $     11.73   $     13.14
                            =======         ======            =======      ===========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                           MFS Variable MFS Variable  MFS Variable   MFS Variable
                                  Lord Abbett  Lord Abbett  Insurance    Insurance      Insurance     Insurance
                                  Series Fund  Series Fund    Trust        Trust          Trust         Trust
                                  Sub-Account  Sub-Account Sub-Account  Sub-Account    Sub-Account   Sub-Account
                                 ------------- ----------- ------------ ------------ --------------- ------------
                                    Growth       Mid-Cap   MFS Emerging     MFS            MFS         MFS New
                                 Opportunities    Value       Growth    High Income  Investors Trust  Discovery
                                 ------------- ----------- ------------ ------------ --------------- ------------
ASSETS
Investments at fair value.......  $20,968,977  $52,146,820  $1,718,438    $729,333     $3,170,936     $3,079,926
Due from Allstate Life Insurance
 Company........................           --           --          --          --             --             --
                                  -----------  -----------  ----------    --------     ----------     ----------
    Total assets................  $20,968,977  $52,146,820  $1,718,438    $729,333     $3,170,936     $3,079,926
                                  ===========  ===========  ==========    ========     ==========     ==========
NET ASSETS
Accumulation units..............  $20,966,767  $51,913,700  $1,712,622    $729,333     $3,170,936     $3,079,926
Contracts in payout
 (annuitization) period.........        2,210      233,120       5,816          --             --             --
                                  -----------  -----------  ----------    --------     ----------     ----------
    Total net assets............  $20,968,977  $52,146,820  $1,718,438    $729,333     $3,170,936     $3,079,926
                                  ===========  ===========  ==========    ========     ==========     ==========
FUND SHARE
 INFORMATION
Number of shares................    1,283,291    2,759,091      68,710      76,611        134,819        185,203
                                  ===========  ===========  ==========    ========     ==========     ==========
Cost of investments.............  $19,028,150  $58,591,218  $1,789,437    $734,270     $2,357,388     $2,759,712
                                  ===========  ===========  ==========    ========     ==========     ==========
ACCUMULATION UNIT
 VALUE
    Lowest......................  $     14.09  $     12.53  $     6.66    $  12.81     $    10.37     $     9.61
                                  ===========  ===========  ==========    ========     ==========     ==========
    Highest.....................  $     14.69  $     13.08  $    16.95    $  13.25     $    12.56     $    19.72
                                  ===========  ===========  ==========    ========     ==========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                   MFS Variable    MFS Variable    MFS Variable
                          MFS Variable MFS Variable MFS Variable     Insurance       Insurance       Insurance
                           Insurance    Insurance     Insurance        Trust           Trust           Trust
                             Trust        Trust         Trust     (Service Class) (Service Class) (Service Class)
                          Sub-Account  Sub-Account   Sub-Account    Sub-Account     Sub-Account     Sub-Account
                          ------------ ------------ ------------- --------------- --------------- ---------------
                                                                   MFS Emerging    MFS Investors      MFS New
                              MFS      MFS Research                   Growth           Trust         Discovery
                            Research       Bond     MFS Utilities (Service Class) (Service Class) (Service Class)
                          ------------ ------------ ------------- --------------- --------------- ---------------
ASSETS
Investments at fair value  $1,184,782   $2,205,307    $442,197       $535,531        $675,797        $738,883
Due from Allstate Life
 Insurance Company.......          --           --          --             --              --              --
                           ----------   ----------    --------       --------        --------        --------
    Total assets.........  $1,184,782   $2,205,307    $442,197       $535,531        $675,797        $738,883
                           ==========   ==========    ========       ========        ========        ========
NET ASSETS
Accumulation units.......  $1,184,782   $2,205,307    $442,197       $535,531        $675,797        $738,883
Contracts in payout
 (annuitization) period..          --           --          --             --              --              --
                           ----------   ----------    --------       --------        --------        --------
    Total net assets.....  $1,184,782   $2,205,307    $442,197       $535,531        $675,797        $738,883
                           ==========   ==========    ========       ========        ========        ========
FUND SHARE
 INFORMATION
Number of shares.........      58,421      190,113      12,825         21,761          28,893          45,302
                           ==========   ==========    ========       ========        ========        ========
Cost of investments......  $1,065,816   $2,204,547    $332,794       $345,949        $456,591        $601,890
                           ==========   ==========    ========       ========        ========        ========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $     8.87   $    14.37    $  22.04       $   9.98        $  11.16        $  10.05
                           ==========   ==========    ========       ========        ========        ========
    Highest..............  $    11.58   $    14.86    $  22.75       $  15.94        $  14.66        $  14.04
                           ==========   ==========    ========       ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------


                           MFS Variable    MFS Variable   Morgan Stanley Morgan Stanley  Morgan Stanley Morgan Stanley
                             Insurance       Insurance       Variable       Variable        Variable       Variable
                               Trust           Trust        Investment     Investment      Investment     Investment
                          (Service Class) (Service Class)     Series         Series          Series         Series
                            Sub-Account     Sub-Account    Sub-Account     Sub-Account    Sub-Account    Sub-Account
                          --------------- --------------- -------------- --------------- -------------- --------------
                           MFS Research    MFS Utilities    Aggressive                                     European
                          (Service Class) (Service Class)     Equity     Dividend Growth     Equity         Growth
                          --------------- --------------- -------------- --------------- -------------- --------------
ASSETS
Investments at fair value    $456,241       $2,074,790     $24,269,228   $  343,677,242   $314,112,622   $117,876,939
Due from Allstate Life
 Insurance Company.......          --               --              --               --             --             --
                             --------       ----------     -----------   --------------   ------------   ------------
    Total assets.........    $456,241       $2,074,790     $24,269,228   $  343,677,242   $314,112,622   $117,876,939
                             ========       ==========     ===========   ==============   ============   ============
NET ASSETS
Accumulation units.......    $456,241       $2,074,790     $24,230,913   $  339,458,356   $311,691,678   $117,084,196
Contracts in payout
 (annuitization) period..          --               --          38,315        4,218,886      2,420,944        792,743
                             --------       ----------     -----------   --------------   ------------   ------------
    Total net assets.....    $456,241       $2,074,790     $24,269,228   $  343,677,242   $314,112,622   $117,876,939
                             ========       ==========     ===========   ==============   ============   ============
FUND SHARE
 INFORMATION
Number of shares.........      22,631           60,826       1,365,742       20,204,423      8,916,055      4,088,690
                             ========       ==========     ===========   ==============   ============   ============
Cost of investments......    $302,811       $1,263,482     $17,886,208   $1,245,755,950   $280,177,089   $ 71,569,526
                             ========       ==========     ===========   ==============   ============   ============
ACCUMULATION UNIT
 VALUE
    Lowest...............    $  10.92       $    17.77     $     10.11   $        11.60   $       9.42   $      12.72
                             ========       ==========     ===========   ==============   ============   ============
    Highest..............    $  15.76       $    24.54     $     15.97   $        44.09   $     125.26   $      60.50
                             ========       ==========     ===========   ==============   ============   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                          Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                             Variable       Variable       Variable       Variable       Variable       Variable
                            Investment     Investment     Investment     Investment     Investment     Investment
                              Series         Series         Series         Series         Series         Series
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                                             Global
                              Global        Dividend                                     Limited
                            Advantage        Growth       High Yield   Income Builder    Duration     Money Market
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $13,341,938    $126,523,044   $20,550,619    $26,172,805    $24,656,382    $103,652,610
Due from Allstate Life
 Insurance Company.......           --              --            --             --             --              --
                           -----------    ------------   -----------    -----------    -----------    ------------
    Total assets.........  $13,341,938    $126,523,044   $20,550,619    $26,172,805    $24,656,382    $103,652,610
                           ===========    ============   ===========    ===========    ===========    ============
NET ASSETS
Accumulation units.......  $13,337,649    $125,446,478   $20,283,858    $26,137,698    $24,616,596    $102,475,836
Contracts in payout
 (annuitization) period..        4,289       1,076,566       266,761         35,107         39,786       1,176,774
                           -----------    ------------   -----------    -----------    -----------    ------------
    Total net assets.....  $13,341,938    $126,523,044   $20,550,619    $26,172,805    $24,656,382    $103,652,610
                           ===========    ============   ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares.........    1,123,059       7,499,884    18,186,388      2,035,210      2,659,804     103,652,610
                           ===========    ============   ===========    ===========    ===========    ============
Cost of investments......  $10,318,684    $ 98,918,904   $30,325,073    $23,321,227    $26,216,867    $103,652,610
                           ===========    ============   ===========    ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest...............  $     10.06    $      15.43   $      5.04    $     14.06    $     11.12    $      10.47
                           ===========    ============   ===========    ===========    ===========    ============
    Highest..............  $     11.99    $      30.51   $     18.93    $     19.39    $     12.60    $      25.20
                           ===========    ============   ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                       Morgan Stanley   Morgan Stanley
                          Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley     Variable         Variable
                             Variable       Variable       Variable       Variable       Investment       Investment
                            Investment     Investment     Investment     Investment        Series           Series
                              Series         Series         Series         Series     (Class Y Shares) (Class Y Shares)
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account     Sub-Account      Sub-Account
                          -------------- -------------- -------------- -------------- ---------------- ----------------
                                                                                         Aggressive        Dividend
                             Quality                                                       Equity           Growth
                           Income Plus   S&P 500 Index    Strategist     Utilities    (Class Y Shares) (Class Y Shares)
                          -------------- -------------- -------------- -------------- ---------------- ----------------
ASSETS
Investments at fair value  $145,176,554   $60,706,791    $204,331,069   $123,301,306    $28,037,294      $109,175,403
Due from Allstate Life
 Insurance Company.......            --            --              --             --             --                --
                           ------------   -----------    ------------   ------------    -----------      ------------
    Total assets.........  $145,176,554   $60,706,791    $204,331,069   $123,301,306    $28,037,294      $109,175,403
                           ============   ===========    ============   ============    ===========      ============
NET ASSETS
Accumulation units.......  $143,472,726   $60,384,744    $201,191,312   $121,604,362    $28,037,294      $109,081,509
Contracts in payout
 (annuitization) period..     1,703,828       322,047       3,139,757      1,696,944             --            93,894
                           ------------   -----------    ------------   ------------    -----------      ------------
    Total net assets.....  $145,176,554   $60,706,791    $204,331,069   $123,301,306    $28,037,294      $109,175,403
                           ============   ===========    ============   ============    ===========      ============
FUND SHARE
 INFORMATION
Number of shares.........    13,747,780     4,510,163      13,140,262      5,968,117      1,603,047         6,429,647
                           ============   ===========    ============   ============    ===========      ============
Cost of investments......  $144,910,052   $47,845,536    $197,940,414   $ 97,187,285    $17,788,788      $ 86,001,233
                           ============   ===========    ============   ============    ===========      ============
ACCUMULATION UNIT
 VALUE
    Lowest...............  $      13.25   $      9.86    $      12.84   $      11.82    $      9.60      $      11.13
                           ============   ===========    ============   ============    ===========      ============
    Highest..............  $      36.18   $     13.14    $      54.22   $      42.98    $     20.60      $      15.28
                           ============   ===========    ============   ============    ===========      ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                           Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                              Variable         Variable         Variable         Variable         Variable         Variable
                             Investment       Investment       Investment       Investment       Investment       Investment
                               Series           Series           Series           Series           Series           Series
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                               European          Global           Global
                               Equity           Growth         Advantage     Dividend Growth     High Yield     Income Builder
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value   $103,270,648     $39,508,022      $10,007,415      $63,371,980      $22,673,134      $33,013,906
Due from Allstate Life
 Insurance Company.......             --              --               --               --               --               --
                            ------------     -----------      -----------      -----------      -----------      -----------
    Total assets.........   $103,270,648     $39,508,022      $10,007,415      $63,371,980      $22,673,134      $33,013,906
                            ============     ===========      ===========      ===========      ===========      ===========
NET ASSETS
Accumulation units.......   $103,231,859     $39,435,218      $10,007,415      $63,342,607      $22,673,134      $32,991,559
Contracts in payout
 (annuitization) period..         38,789          72,804               --           29,373               --           22,347
                            ------------     -----------      -----------      -----------      -----------      -----------
    Total net assets.....   $103,270,648     $39,508,022      $10,007,415      $63,371,980      $22,673,134      $33,013,906
                            ============     ===========      ===========      ===========      ===========      ===========
FUND SHARE
 INFORMATION
Number of shares.........      2,945,540       1,378,989          847,368        3,792,458       20,064,720        2,575,188
                            ============     ===========      ===========      ===========      ===========      ===========
Cost of investments......   $ 72,518,962     $23,949,369      $ 6,804,915      $49,711,858      $23,810,548      $28,386,741
                            ============     ===========      ===========      ===========      ===========      ===========
ACCUMULATION
 UNIT VALUE
    Lowest...............   $       8.82     $     12.18      $      9.61      $     14.78      $      6.00      $     12.92
                            ============     ===========      ===========      ===========      ===========      ===========
    Highest..............   $      18.27     $     22.00      $     19.75      $     19.46      $     14.17      $     15.34
                            ============     ===========      ===========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                           Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                              Variable         Variable         Variable         Variable         Variable         Variable
                             Investment       Investment       Investment       Investment       Investment       Investment
                               Series           Series           Series           Series           Series           Series
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                              Limited                           Quality
                              Duration       Money Market     Income Plus     S&P 500 Index      Strategist       Utilities
                          (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                          ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair value   $ 97,623,776     $97,838,003      $191,480,194     $138,928,002     $85,755,304      $30,831,101
Due from Allstate Life
 Insurance Company.......             --              --                --               --              --               --
                            ------------     -----------      ------------     ------------     -----------      -----------
    Total assets.........   $ 97,623,776     $97,838,003      $191,480,194     $138,928,002     $85,755,304      $30,831,101
                            ============     ===========      ============     ============     ===========      ===========
NET ASSETS
Accumulation units.......   $ 97,573,899     $97,780,094      $191,273,360     $138,908,931     $85,656,725      $30,731,495
Contracts in payout
 (annuitization) period..         49,877          57,909           206,834           19,071          98,579           99,606
                            ------------     -----------      ------------     ------------     -----------      -----------
    Total net assets.....   $ 97,623,776     $97,838,003      $191,480,194     $138,928,002     $85,755,304      $30,831,101
                            ============     ===========      ============     ============     ===========      ===========
FUND SHARE
 INFORMATION
Number of shares.........     10,542,524      97,838,003        18,167,001       10,398,803       5,521,913        1,493,032
                            ============     ===========      ============     ============     ===========      ===========
Cost of investments......   $103,885,234     $97,838,003      $190,504,255     $106,477,197     $82,892,803      $24,425,893
                            ============     ===========      ============     ============     ===========      ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............   $       9.82     $      9.99      $      11.10     $       9.31     $     12.35      $     10.74
                            ============     ===========      ============     ============     ===========      ===========
    Highest..............   $      11.60     $     11.07      $      14.67     $      16.03     $     16.91      $     21.65
                            ============     ===========      ============     ============     ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                          Neuberger & Berman Neuberger & Berman  Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                               Advisors           Advisors        Variable      Variable      Variable      Variable
                           Management Trust   Management Trust  Account Funds Account Funds Account Funds Account Funds
                             Sub-Account        Sub-Account      Sub-Account   Sub-Account   Sub-Account   Sub-Account
                          ------------------ ------------------ ------------- ------------- ------------- -------------
                                                                               Oppenheimer                 Oppenheimer
                             AMT Mid-Cap                         Oppenheimer     Capital     Oppenheimer     Global
                                Growth          AMT Partners      Balanced    Appreciation    Core Bond    Securities
                          ------------------ ------------------ ------------- ------------- ------------- -------------
ASSETS
Investments at fair value       $6,285            $120,187       $5,958,145    $11,166,153   $3,907,560    $11,553,325
Due from Allstate Life
 Insurance Company.......           --                  --               --             --           --             --
                                ------            --------       ----------    -----------   ----------    -----------
    Total assets.........       $6,285            $120,187       $5,958,145    $11,166,153   $3,907,560    $11,553,325
                                ======            ========       ==========    ===========   ==========    ===========
NET ASSETS
Accumulation units.......       $6,285            $120,187       $5,927,869    $11,166,153   $3,907,560    $11,553,325
Contracts in payout
 (annuitization) period..           --                  --           30,276             --           --             --
                                ------            --------       ----------    -----------   ----------    -----------
    Total net assets.....       $6,285            $120,187       $5,958,145    $11,166,153   $3,907,560    $11,553,325
                                ======            ========       ==========    ===========   ==========    ===========
FUND SHARE
 INFORMATION
Number of shares.........          221               5,787          363,080        236,671      353,306        315,665
                                ======            ========       ==========    ===========   ==========    ===========
Cost of investments......       $5,344            $108,576       $5,634,189    $ 8,807,968   $3,887,601    $ 8,597,080
                                ======            ========       ==========    ===========   ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............       $18.97            $  16.57       $    12.65    $      9.21   $    13.89    $     14.00
                                ======            ========       ==========    ===========   ==========    ===========
    Highest..............       $18.97            $  16.57       $    16.07    $     14.78   $    14.36    $     22.47
                                ======            ========       ==========    ===========   ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                                  Oppenheimer
                                                                                                    Variable
                           Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Account Funds
                            Variable      Variable      Variable      Variable       Variable    (Service Class
                          Account Funds Account Funds Account Funds Account Funds Account Funds     ("SC"))
                           Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                          ------------- ------------- ------------- ------------- -------------- --------------
                                                       Oppenheimer
                                                       Main Street
                           Oppenheimer   Oppenheimer    Small Cap    Oppenheimer   Oppenheimer    Oppenheimer
                           High Income   Main Street     Growth      MidCap Fund  Strategic Bond Balanced (SC)
                          ------------- ------------- ------------- ------------- -------------- --------------
ASSETS
Investments at fair value  $1,743,237    $6,185,794    $3,969,763    $1,930,781     $6,438,426    $39,597,630
Due from Allstate Life
 Insurance Company.......          --            --            --            --             --             --
                           ----------    ----------    ----------    ----------     ----------    -----------
    Total assets.........  $1,743,237    $6,185,794    $3,969,763    $1,930,781     $6,438,426    $39,597,630
                           ==========    ==========    ==========    ==========     ==========    ===========
NET ASSETS
Accumulation units.......  $1,743,237    $6,180,680    $3,969,763    $1,930,781     $6,438,426    $39,521,301
Contracts in payout
 (annuitization) period..          --         5,114            --            --             --         76,329
                           ----------    ----------    ----------    ----------     ----------    -----------
    Total net assets.....  $1,743,237    $6,185,794    $3,969,763    $1,930,781     $6,438,426    $39,597,630
                           ==========    ==========    ==========    ==========     ==========    ===========
FUND SHARE
 INFORMATION
Number of shares.........     219,275       241,538       218,119        35,709      1,157,990      2,432,287
                           ==========    ==========    ==========    ==========     ==========    ===========
Cost of investments......  $1,826,862    $4,790,016    $2,850,383    $1,675,511     $5,560,222    $38,442,177
                           ==========    ==========    ==========    ==========     ==========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $    12.96    $    10.00    $    20.42    $     5.68     $    15.03    $     15.26
                           ==========    ==========    ==========    ==========     ==========    ===========
    Highest..............  $    13.18    $    14.99    $    21.12    $    14.05     $    16.65    $     16.34
                           ==========    ==========    ==========    ==========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                             Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer     Oppenheimer    Oppenheimer
                              Variable         Variable       Variable         Variable        Variable       Variable
                            Account Funds   Account Funds   Account Funds   Account Funds   Account Funds  Account Funds
                           (Service Class   (Service Class (Service Class   (Service Class  (Service Class (Service Class
                               ("SC"))         ("SC"))         ("SC"))         ("SC"))         ("SC"))        ("SC"))
                             Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account
                          ----------------- -------------- --------------- ---------------- -------------- --------------
                                                                                                            Oppenheimer
                             Oppenheimer                     Oppenheimer                     Oppenheimer    Main Street
                               Capital       Oppenheimer       Global        Oppenheimer         Main        Small Cap
                          Appreciation (SC) Core Bond (SC) Securities (SC) High Income (SC)  Street (SC)    Growth (SC)
                          ----------------- -------------- --------------- ---------------- -------------- --------------
ASSETS
Investments at fair value    $80,889,689     $56,223,013     $44,655,895     $37,113,479     $113,261,706   $48,609,506
Due from Allstate Life
 Insurance Company.......             --              --              --              --               --            --
                             -----------     -----------     -----------     -----------     ------------   -----------
    Total assets.........    $80,889,689     $56,223,013     $44,655,895     $37,113,479     $113,261,706   $48,609,506
                             ===========     ===========     ===========     ===========     ============   ===========
NET ASSETS
Accumulation units.......    $80,765,889     $56,215,511     $44,455,190     $36,746,524     $113,162,683   $48,359,692
Contracts in payout
 (annuitization) period..        123,800           7,502         200,705         366,955           99,023       249,814
                             -----------     -----------     -----------     -----------     ------------   -----------
    Total net assets.....    $80,889,689     $56,223,013     $44,655,895     $37,113,479     $113,261,706   $48,609,506
                             ===========     ===========     ===========     ===========     ============   ===========
FUND SHARE
 INFORMATION
Number of shares.........      1,729,151       5,120,493       1,231,207       4,703,863        4,462,636     2,696,035
                             ===========     ===========     ===========     ===========     ============   ===========
Cost of investments......    $63,385,186     $55,516,616     $36,146,218     $38,769,067     $ 91,215,163   $41,633,819
                             ===========     ===========     ===========     ===========     ============   ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............    $     15.00     $     10.44     $     21.51     $     13.95     $      15.47   $     19.35
                             ===========     ===========     ===========     ===========     ============   ===========
    Highest..............    $     16.04     $     10.88     $     22.96     $     14.93     $      16.65   $     20.71
                             ===========     ===========     ===========     ===========     ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                            Oppenheimer     Oppenheimer
                              Variable        Variable
                           Account Funds   Account Funds        PIMCO             PIMCO            PIMCO           PIMCO
                           (Service Class  (Service Class Advisors Variable Advisors Variable    Variable        Variable
                              ("SC"))         ("SC"))      Insurance Trust   Insurance Trust  Insurance Trust Insurance Trust
                            Sub-Account     Sub-Account      Sub-Account       Sub-Account      Sub-Account     Sub-Account
                          ---------------- -------------- ----------------- ----------------- --------------- ---------------
                                            Oppenheimer
                            Oppenheimer      Strategic                            OpCap
                          MidCap Fund (SC)   Bond (SC)     OpCap Balanced       Small Cap      Foreign Bond    Money Market
                          ---------------- -------------- ----------------- ----------------- --------------- ---------------
ASSETS
Investments at fair value   $21,103,907     $137,791,892       $9,542            $2,182           $3,321          $25,450
Due from Allstate Life
 Insurance Company.......            --               --           --                --               --               --
                            -----------     ------------       ------            ------           ------          -------
    Total assets.........   $21,103,907     $137,791,892       $9,542            $2,182           $3,321          $25,450
                            ===========     ============       ======            ======           ======          =======
NET ASSETS
Accumulation units.......   $21,103,907     $136,687,897       $9,542            $2,182           $3,321          $25,450
Contracts in payout
 (annuitization) period..            --        1,103,995           --                --               --               --
                            -----------     ------------       ------            ------           ------          -------
    Total net assets.....   $21,103,907     $137,791,892       $9,542            $2,182           $3,321          $25,450
                            ===========     ============       ======            ======           ======          =======
FUND SHARE
 INFORMATION
Number of shares.........       396,541       24,387,945          955                75              328           25,450
                            ===========     ============       ======            ======           ======          =======
Cost of investments......   $17,167,002     $124,310,517       $9,635            $2,158           $3,316          $25,450
                            ===========     ============       ======            ======           ======          =======
ACCUMULATION
 UNIT VALUE
    Lowest...............   $     16.19     $      14.07       $11.22            $18.08           $11.96          $ 10.63
                            ===========     ============       ======            ======           ======          =======
    Highest..............   $     17.24     $      15.14       $11.22            $18.08           $11.96          $ 10.63
                            ===========     ============       ======            ======           ======          =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                               PIMCO           PIMCO           PIMCO           PIMCO            PIMCO
                             Variable        Variable        Variable         Variable         Variable         Putnam
                          Insurance Trust Insurance Trust Insurance Trust Insurance Trust  Insurance Trust  Variable Trust
                            Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account     Sub-Account
                          --------------- --------------- --------------- ---------------- ---------------- --------------
                                             PIMCO VIT       PIMCO VIT
                                             Commodity       Emerging        PIMCO VIT        PIMCO VIT      VT American
                            PIMCO Total     Real Return    Markets Bond     Real Return      Total Return     Government
                              Return         Strategy     (Admin Shares)  (Advisor Shares) (Advisor Shares)     Income
                          --------------- --------------- --------------- ---------------- ---------------- --------------
ASSETS
Investments at fair value     $15,362       $2,598,863       $740,041        $9,822,520      $23,861,614     $47,951,141
Due from Allstate Life
 Insurance Company.......          --               --             --                --               --              --
                              -------       ----------       --------        ----------      -----------     -----------
    Total assets.........     $15,362       $2,598,863       $740,041        $9,822,520      $23,861,614     $47,951,141
                              =======       ==========       ========        ==========      ===========     ===========
NET ASSETS
Accumulation units.......     $15,362       $2,598,863       $740,041        $9,822,520      $23,861,614     $47,432,615
Contracts in payout
 (annuitization) period..          --               --             --                --               --         518,526
                              -------       ----------       --------        ----------      -----------     -----------
    Total net assets.....     $15,362       $2,598,863       $740,041        $9,822,520      $23,861,614     $47,951,141
                              =======       ==========       ========        ==========      ===========     ===========
FUND SHARE
 INFORMATION
Number of shares.........       1,464          194,671         54,136           781,426        2,274,701       4,101,894
                              =======       ==========       ========        ==========      ===========     ===========
Cost of investments......     $15,134       $2,331,573       $747,692        $9,409,032      $22,991,112     $47,546,078
                              =======       ==========       ========        ==========      ===========     ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............     $ 12.67       $    11.34       $  10.98        $    10.90      $     10.86     $      7.39
                              =======       ==========       ========        ==========      ===========     ===========
    Highest..............     $ 12.67       $    11.57       $  11.20        $    11.07      $     11.08     $     14.47
                              =======       ==========       ========        ==========      ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                          Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                     VT The George
                            VT Capital     VT Capital    VT Discovery  VT Diversified   VT Equity     Putnam Fund
                           Appreciation  Opportunities      Growth         Income         Income       of Boston
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $13,117,604     $6,343,831    $16,058,615    $71,147,952    $35,170,869    $176,034,706
Due from Allstate Life
 Insurance Company.......           --             --             --             --             --              --
                           -----------     ----------    -----------    -----------    -----------    ------------
    Total assets.........  $13,117,604     $6,343,831    $16,058,615    $71,147,952    $35,170,869    $176,034,706
                           ===========     ==========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units.......  $13,083,170     $6,343,831    $16,000,085    $70,921,645    $35,013,493    $175,540,298
Contracts in payout
 (annuitization) period..       34,434             --         58,530        226,307        157,376         494,408
                           -----------     ----------    -----------    -----------    -----------    ------------
    Total net assets.....  $13,117,604     $6,343,831    $16,058,615    $71,147,952    $35,170,869    $176,034,706
                           ===========     ==========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares.........    1,601,661        441,157      2,703,470      8,177,926      2,349,423      16,017,717
                           ===========     ==========    ===========    ===========    ===========    ============
Cost of investments......  $12,646,139     $6,927,113    $12,066,920    $71,630,087    $31,303,572    $170,714,611
                           ===========     ==========    ===========    ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest...............  $      8.46     $    15.98    $      5.71    $     13.80    $     15.88    $      12.12
                           ===========     ==========    ===========    ===========    ===========    ============
    Highest..............  $      9.32     $    17.03    $     15.50    $     15.64    $     16.93    $      14.68
                           ===========     ==========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                          Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                                VT
                           Global Asset    VT Global    VT Growth and    VT Growth      VT Health
                            Allocation       Equity         Income     Opportunities     Sciences    VT High Yield
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $49,585,162    $53,911,479    $410,138,082   $17,940,105    $51,583,300    $84,132,469
Due from Allstate Life
 Insurance Company.......           --             --              --            --             --             --
                           -----------    -----------    ------------   -----------    -----------    -----------
    Total assets.........  $49,585,162    $53,911,479    $410,138,082   $17,940,105    $51,583,300    $84,132,469
                           ===========    ===========    ============   ===========    ===========    ===========
NET ASSETS
Accumulation units.......  $49,498,939    $53,833,207    $409,347,273   $17,868,064    $51,552,924    $83,937,335
Contracts in payout
 (annuitization) period..       86,223         78,272         790,809        72,041         30,376        195,134
                           -----------    -----------    ------------   -----------    -----------    -----------
    Total net assets.....  $49,585,162    $53,911,479    $410,138,082   $17,940,105    $51,583,300    $84,132,469
                           ===========    ===========    ============   ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.........    2,927,105      3,723,168      17,739,536     3,250,019      3,846,629     11,384,637
                           ===========    ===========    ============   ===========    ===========    ===========
Cost of investments......  $43,706,873    $56,765,917    $427,835,007   $20,508,601    $45,932,853    $86,426,650
                           ===========    ===========    ============   ===========    ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $     11.03    $      7.16    $      10.61   $      4.52    $      9.72    $     12.99
                           ===========    ===========    ============   ===========    ===========    ===========
    Highest..............  $     16.10    $     11.64    $      16.43   $     11.73    $     13.38    $     16.51
                           ===========    ===========    ============   ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                          Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                                                              VT             VT
                                               VT       International  International
                                         International    Growth and        New                            VT
                            VT Income        Equity         Income     Opportunities   VT Investors  Mid Cap Value
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $200,710,810   $314,633,926   $65,687,567    $39,491,751    $128,940,979   $16,546,732
Due from Allstate Life
 Insurance Company.......            --             --            --             --              --            --
                           ------------   ------------   -----------    -----------    ------------   -----------
    Total assets.........  $200,710,810   $314,633,926   $65,687,567    $39,491,751    $128,940,979   $16,546,732
                           ============   ============   ===========    ===========    ============   ===========
NET ASSETS
Accumulation units.......  $199,896,193   $314,209,656   $65,611,171    $39,485,755    $128,717,076   $16,539,577
Contracts in payout
 (annuitization) period..       814,617        424,270        76,396          5,996         223,903         7,155
                           ------------   ------------   -----------    -----------    ------------   -----------
    Total net assets.....  $200,710,810   $314,633,926   $65,687,567    $39,491,751    $128,940,979   $16,546,732
                           ============   ============   ===========    ===========    ============   ===========
FUND SHARE
 INFORMATION
Number of shares.........    15,942,082     16,594,616     3,985,896      1,928,308      11,173,395     1,012,033
                           ============   ============   ===========    ===========    ============   ===========
Cost of investments......  $198,682,257   $261,990,372   $54,749,007    $28,099,349    $134,817,550   $15,456,621
                           ============   ============   ===========    ===========    ============   ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $      10.96   $      11.48   $     15.18    $      7.66    $       6.92   $     17.72
                           ============   ============   ===========    ===========    ============   ===========
    Highest..............  $      14.29   $      23.07   $     22.20    $     15.81    $      16.43   $     18.89
                           ============   ============   ===========    ===========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                              Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                          Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                           Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          -------------- -------------- -------------- -------------- -------------- --------------
                                                                          VT OTC &
                                VT           VT New                       Emerging                    VT Small Cap
                           Money Market  Opportunities   VT New Value      Growth      VT Research       Value
                          -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair value  $157,819,289   $ 91,485,033   $164,993,303   $26,995,126    $66,807,840    $109,013,566
Due from Allstate Life
 Insurance Company.......            --             --             --            --             --              --
                           ------------   ------------   ------------   -----------    -----------    ------------
    Total assets.........  $157,819,289   $ 91,485,033   $164,993,303   $26,995,126    $66,807,840    $109,013,566
                           ============   ============   ============   ===========    ===========    ============
NET ASSETS
Accumulation units.......  $157,330,117   $ 91,256,651   $164,701,492   $26,972,101    $66,562,803    $108,879,549
Contracts in payout
 (annuitization) period..       489,172        228,382        291,811        23,025        245,037         134,017
                           ------------   ------------   ------------   -----------    -----------    ------------
    Total net assets.....  $157,819,289   $ 91,485,033   $164,993,303   $26,995,126    $66,807,840    $109,013,566
                           ============   ============   ============   ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares.........   157,819,289      4,317,368     10,562,952     3,304,177      5,084,310       5,814,057
                           ============   ============   ============   ===========    ===========    ============
Cost of investments......  $157,819,289   $116,714,390   $157,705,403   $34,373,959    $61,852,665    $ 99,721,722
                           ============   ============   ============   ===========    ===========    ============
ACCUMULATION UNIT
 VALUE
    Lowest...............  $       9.95   $       5.25   $      11.36   $      2.62    $      8.23    $      13.47
                           ============   ============   ============   ===========    ===========    ============
    Highest..............  $      11.91   $      17.96   $      18.78   $      6.50    $     15.82    $      25.13
                           ============   ============   ============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                            Putnam         Putnam         Putnam         Rydex       STI Classic    STI Classic
                        Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                         Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                        -------------- -------------- -------------- -------------- -------------- --------------
                              VT                                                      STI Clasic     STI Clasic
                          Utilities                                                   Large Cap      Large Cap
                          Growth and                                                 Core Equity    Growth Stock
                            Income        VT Vista      VT Voyager     Rydex OTC         Fund           Fund
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair
 value.................  $48,605,427    $68,836,580    $244,632,021      $6,615       $3,650,181    $15,510,006
Due from Allstate Life
 Insurance
 Company...............           --             --              --          --               --             --
                         -----------    -----------    ------------      ------       ----------    -----------
    Total assets.......  $48,605,427    $68,836,580    $244,632,021      $6,615       $3,650,181    $15,510,006
                         ===========    ===========    ============      ======       ==========    ===========
NET ASSETS
Accumulation units.....  $48,470,441    $68,697,493    $244,260,764      $6,615       $3,650,181    $15,389,444
Contracts in payout
 (annuitization)
 period................      134,986        139,087         371,257          --               --        120,562
                         -----------    -----------    ------------      ------       ----------    -----------
    Total net assets...  $48,605,427    $68,836,580    $244,632,021      $6,615       $3,650,181    $15,510,006
                         ===========    ===========    ============      ======       ==========    ===========
FUND SHARE
 INFORMATION
Number of shares.......    2,322,285      4,510,916       7,709,802         365          296,281        848,933
                         ===========    ===========    ============      ======       ==========    ===========
Cost of investments....  $33,747,173    $68,017,655    $287,754,361      $5,241       $3,265,067    $14,038,164
                         ===========    ===========    ============      ======       ==========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     14.26    $      6.50    $       6.08      $15.19       $    12.07    $      9.79
                         ===========    ===========    ============      ======       ==========    ===========
    Highest............  $     27.01    $     18.86    $      14.63      $15.19       $    15.73    $     26.21
                         ===========    ===========    ============      ======       ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                     The Universal  The Universal  The Universal
                         STI Classic    STI Classic    STI Classic   Institutional  Institutional  Institutional
                        Variable Trust Variable Trust Variable Trust  Funds, Inc.    Funds, Inc.    Funds, Inc.
                         Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                        -------------- -------------- -------------- -------------- -------------- --------------
                          STI Large         STI                        Van Kampen
                          Cap Value     Mid-Cap Core  STI Small Cap   UIF Emerging  Van Kampen UIF Van Kampen UIF
                            Equity      Equity Fund    Value Equity  Markets Equity Equity Growth   Fixed Income
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments at fair
 value.................  $15,457,397     $5,835,242     $7,959,818    $66,623,063    $55,126,376     $1,772,824
Due from Allstate Life
 Insurance
 Company...............           --             --             --             --             --             --
                         -----------     ----------     ----------    -----------    -----------     ----------
    Total assets.......  $15,457,397     $5,835,242     $7,959,818    $66,623,063    $55,126,376     $1,772,824
                         ===========     ==========     ==========    ===========    ===========     ==========
NET ASSETS
Accumulation units.....  $15,200,638     $5,795,959     $7,920,953    $66,380,514    $55,073,061     $1,772,824
Contracts in payout
 (annuitization)
 period................      256,759         39,283         38,865        242,549         53,315             --
                         -----------     ----------     ----------    -----------    -----------     ----------
    Total net assets...  $15,457,397     $5,835,242     $7,959,818    $66,623,063    $55,126,376     $1,772,824
                         ===========     ==========     ==========    ===========    ===========     ==========
FUND SHARE
 INFORMATION
Number of shares.......      859,222        479,478        623,322      2,745,079      2,743,971        153,094
                         ===========     ==========     ==========    ===========    ===========     ==========
Cost of investments....  $11,887,616     $5,600,963     $8,679,296    $35,778,236    $40,890,473     $1,724,070
                         ===========     ==========     ==========    ===========    ===========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     13.18     $    11.46     $    18.28    $     22.64    $      8.69     $    11.94
                         ===========     ==========     ==========    ===========    ===========     ==========
    Highest............  $     24.65     $    21.81     $    30.07    $     38.60    $     16.13     $    14.62
                         ===========     ==========     ==========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                        The Universal The Universal  The Universal  The Universal  The Universal The Universal
                        Institutional Institutional  Institutional  Institutional  Institutional Institutional
                         Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.
                         Sub-Account   Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account
                        ------------- -------------- -------------- -------------- ------------- -------------
                                                                                    Van Kampen
                         Van Kampen                  Van Kampen UIF                  UIF U.S.     Van Kampen
                         UIF Global     Van Kampen   International  Van Kampen UIF    Mid Cap      UIF U.S.
                        Value Equity  UIF High Yield     Magnum     Mid Cap Growth     Value      Real Estate
                        ------------- -------------- -------------- -------------- ------------- -------------
ASSETS
Investments at fair
 value.................    $49,697        $8,984      $38,583,548    $38,131,515   $116,996,415   $46,609,395
Due from Allstate Life
 Insurance Company.....         --            --               --             --             --            --
                           -------        ------      -----------    -----------   ------------   -----------
    Total assets.......    $49,697        $8,984      $38,583,548    $38,131,515   $116,996,415   $46,609,395
                           =======        ======      ===========    ===========   ============   ===========
NET ASSETS
Accumulation units.....    $49,697        $8,984      $38,496,691    $38,131,515   $116,865,931   $46,549,209
Contracts in payout
 (annuitization) period         --            --           86,857             --        130,484        60,186
                           -------        ------      -----------    -----------   ------------   -----------
    Total net assets...    $49,697        $8,984      $38,583,548    $38,131,515   $116,996,415   $46,609,395
                           =======        ======      ===========    ===========   ============   ===========
FUND SHARE
 INFORMATION
Number of shares.......      3,019           698        2,660,934      2,615,330      6,122,261     2,113,805
                           =======        ======      ===========    ===========   ============   ===========
Cost of investments....    $40,134        $4,918      $30,863,847    $26,240,643   $ 94,242,153   $36,405,495
                           =======        ======      ===========    ===========   ============   ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $ 13.78        $13.94      $     12.68    $     17.73   $      13.78   $     20.13
                           =======        ======      ===========    ===========   ============   ===========
    Highest............    $ 16.90        $13.94      $     18.38    $     21.58   $      21.83   $     33.35
                           =======        ======      ===========    ===========   ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                        The Universal The Universal  The Universal  The Universal  The Universal
                          The Universal Institutional Institutional  Institutional  Institutional  Institutional
                          Institutional  Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.
                           Funds, Inc.   (Class II)     (Class II)     (Class II)     (Class II)    (Class II)
                           Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account    Sub-Account
                          ------------- ------------- -------------- -------------- -------------- -------------
                                         Van Kampen     Van Kampen     Van Kampen                   Van Kampen
                                        UIF Emerging   UIF Emerging  UIF Equity and Van Kampen UIF  UIF Global
                           Van Kampen   Markets Debt  Markets Equity     Income     Equity Growth    Franchise
                            UIF Value    (Class II)     (Class II)     (Class II)     (Class II)    (Class II)
                          ------------- ------------- -------------- -------------- -------------- -------------
ASSETS
Investments at fair value   $252,445     $28,785,587   $41,679,273    $81,720,778    $18,704,531   $119,171,274
Due from Allstate Life
 Insurance Company.......         --              --            --             --             --             --
                            --------     -----------   -----------    -----------    -----------   ------------
    Total assets.........   $252,445     $28,785,587   $41,679,273    $81,720,778    $18,704,531   $119,171,274
                            ========     ===========   ===========    ===========    ===========   ============
NET ASSETS
Accumulation units.......   $252,445     $28,669,162   $41,676,374    $81,534,445    $18,681,221   $118,678,774
Contracts in payout
 (annuitization) period..         --         116,425         2,899        186,333         23,310        492,500
                            --------     -----------   -----------    -----------    -----------   ------------
    Total net assets.....   $252,445     $28,785,587   $41,679,273    $81,720,778    $18,704,531   $119,171,274
                            ========     ===========   ===========    ===========    ===========   ============
FUND SHARE
 INFORMATION
Number of shares.........     19,168       3,390,528     1,718,733      5,544,150        940,872      6,587,688
                            ========     ===========   ===========    ===========    ===========   ============
Cost of investments......   $242,395     $29,081,927   $24,718,293    $74,876,852    $12,839,816   $101,164,466
                            ========     ===========   ===========    ===========    ===========   ============
ACCUMULATION UNIT
 VALUE
    Lowest...............   $  12.48     $     14.70   $     42.19    $     12.60    $     14.40   $      15.23
                            ========     ===========   ===========    ===========    ===========   ============
    Highest..............   $  16.40     $     19.29   $     44.88    $     15.37    $     17.43   $      19.59
                            ========     ===========   ===========    ===========    ===========   ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                          The Universal The Universal The Universal  The Universal  The Universal Van Kampen
                          Institutional Institutional Institutional  Institutional  Institutional    Life
                           Funds, Inc.   Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.  Investment
                           (Class II)    (Class II)     (Class II)     (Class II)    (Class II)      Trust
                           Sub-Account   Sub-Account   Sub-Account    Sub-Account    Sub-Account  Sub-Account
                          ------------- ------------- -------------- -------------- ------------- -----------
                           Van Kampen
                            UIF Int'l    Van Kampen   Van Kampen UIF Van Kampen UIF  Van Kampen
                             Growth      UIF Mid Cap  Small Company   U.S. Mid Cap    UIF U.S.
                             Equity        Growth         Growth         Value       Real Estate      LIT
                           (Class II)    (Class II)     (Class II)     (Class II)    (Class II)    Comstock
                          ------------- ------------- -------------- -------------- ------------- -----------
ASSETS
Investments at fair value  $5,211,827    $62,806,775   $23,183,819    $79,805,730    $88,471,741  $78,669,661
Due from Allstate Life
 Insurance Company.......          --             --            --             --             --           --
                           ----------    -----------   -----------    -----------    -----------  -----------
    Total assets.........  $5,211,827    $62,806,775   $23,183,819    $79,805,730    $88,471,741  $78,669,661
                           ==========    ===========   ===========    ===========    ===========  ===========
NET ASSETS
Accumulation units.......  $5,211,827    $62,781,233   $23,114,791    $79,704,279    $88,120,787  $78,582,135
Contracts in payout
 (annuitization) period..          --         25,542        69,028        101,451        350,954       87,526
                           ----------    -----------   -----------    -----------    -----------  -----------
    Total net assets.....  $5,211,827    $62,806,775   $23,183,819    $79,805,730    $88,471,741  $78,669,661
                           ==========    ===========   ===========    ===========    ===========  ===========
FUND SHARE
 INFORMATION
Number of shares.........     430,374      4,331,502     1,369,393      4,191,477      4,054,617    5,676,022
                           ==========    ===========   ===========    ===========    ===========  ===========
Cost of investments......  $4,489,402    $48,975,161   $20,278,792    $71,444,450    $85,184,487  $69,479,072
                           ==========    ===========   ===========    ===========    ===========  ===========
ACCUMULATION UNIT
 VALUE
    Lowest...............  $    11.87    $     11.67   $     18.79    $     15.15    $     20.64  $     13.22
                           ==========    ===========   ===========    ===========    ===========  ===========
    Highest..............  $    12.14    $     23.74   $     19.99    $     21.25    $     25.08  $     16.49
                           ==========    ===========   ===========    ===========    ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                 Van Kampen    Van Kampen    Van Kampen
                          Van Kampen   Van Kampen  Van Kampen       Life          Life          Life
                             Life         Life        Life       Investment    Investment    Investment
                          Investment   Investment  Investment      Trust         Trust         Trust
                             Trust       Trust        Trust      (Class II)    (Class II)    (Class II)
                          Sub-Account Sub-Account  Sub-Account  Sub-Account   Sub-Account   Sub-Account
                          ----------- ------------ ----------- -------------- ------------ --------------
                                                               LIT Aggressive              LIT Growth and
                              LIT         LIT         Strat        Growth     LIT Comstock     Income
                          Government  Money Market  Growth I     (Class II)    (Class II)    (Class II)
                          ----------- ------------ ----------- -------------- ------------ --------------
ASSETS
Investments at fair value $1,405,357   $3,379,939  $45,412,223  $21,082,302   $297,888,327  $157,176,108
Due from Allstate Life
 Insurance Company.......         --           --           --           --             --            --
                          ----------   ----------  -----------  -----------   ------------  ------------
    Total assets......... $1,405,357   $3,379,939  $45,412,223  $21,082,302   $297,888,327  $157,176,108
                          ==========   ==========  ===========  ===========   ============  ============
NET ASSETS
Accumulation units....... $1,405,357   $3,379,939  $45,275,212  $21,082,302   $297,727,899  $156,812,987
Contracts in payout
 (annuitization) period..         --           --      137,011           --        160,428       363,121
                          ----------   ----------  -----------  -----------   ------------  ------------
    Total net assets..... $1,405,357   $3,379,939  $45,412,223  $21,082,302   $297,888,327  $157,176,108
                          ==========   ==========  ===========  ===========   ============  ============
FUND SHARE
 INFORMATION
Number of shares.........    147,622    3,379,939    1,348,344    3,685,717     21,586,111     7,375,697
                          ==========   ==========  ===========  ===========   ============  ============
Cost of investments...... $1,364,592   $3,379,939  $45,953,105  $17,044,682   $262,840,787  $134,427,709
                          ==========   ==========  ===========  ===========   ============  ============
ACCUMULATION UNIT
 VALUE
    Lowest............... $    11.90   $    11.23  $      5.50  $     14.01   $      12.31  $      15.95
                          ==========   ==========  ===========  ===========   ============  ============
    Highest.............. $    12.17   $    11.62  $     15.97  $     19.24   $      16.48  $      18.99
                          ==========   ==========  ===========  ===========   ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                  Van Kampen  Van Kampen
                                                     Life        Life
                                                  Investment  Investment
                                                    Trust        Trust
                                                  (Class II)  (Class II)
                                                 Sub-Account  Sub-Account
                                                 ------------ -----------
                                                     LIT
                                                 Money Market    Strat
                                                  (Class II)   Growth II
                                                 ------------ -----------
      ASSETS
      Investments at fair value................. $32,788,435  $63,457,444
      Due from Allstate Life Insurance Company..          --           --
                                                 -----------  -----------
          Total assets.......................... $32,788,435  $63,457,444
                                                 ===========  ===========
      NET ASSETS
      Accumulation units........................ $32,788,435  $63,327,448
      Contracts in payout (annuitization) period          --      129,996
                                                 -----------  -----------
          Total net assets...................... $32,788,435  $63,457,444
                                                 ===========  ===========
      FUND SHARE INFORMATION
      Number of shares..........................  32,788,435    1,906,201
                                                 ===========  ===========
      Cost of investments....................... $32,788,435  $48,306,465
                                                 ===========  ===========
      ACCUMULATION UNIT VALUE
          Lowest................................ $     10.09  $      8.51
                                                 ===========  ===========
          Highest............................... $     10.64  $     15.48
                                                 ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                            Advanced       Advanced       Advanced     Advanced     Advanced       Advanced
                                             Series         Series         Series       Series       Series         Series
                                             Trust          Trust          Trust         Trust        Trust         Trust
                                          Sub-Account    Sub-Account    Sub-Account   Sub-Account  Sub-Account   Sub-Account
                                         -------------- -------------- -------------- ----------- ------------- --------------
                                                                                          AST          AST           AST
                                                             AST            AST        Alliance     Alliance       American
                                              AST         Aggressive      Alliance     Bernstein    Bernstein      Century
                                            Advanced        Asset        Bernstein     Growth &      Managed      Strategic
                                         Strategies (a) Allocation (a) Core Value (a) Income (a)  Index 500 (a) Allocation (a)
                                         -------------- -------------- -------------- ----------- ------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $ 1,119         $   73          $ --        $   357      $   631       $ 2,151
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (1,089)           (92)           (1)          (138)         (26)         (375)
    Administrative expense..............        (83)            (9)           --            (11)          (3)          (31)
                                            -------         ------          ----        -------      -------       -------
    Net investment income (loss)........        (53)           (28)           (1)           208          602         1,745
                                            -------         ------          ----        -------      -------       -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................     63,194            101             1          9,772       37,736         5,271
    Cost of investments sold............     63,588             99             1          9,626       38,747         5,153
                                            -------         ------          ----        -------      -------       -------
       Realized gains (losses) on
        fund shares.....................       (394)             2            --            146       (1,011)          118
Realized gain distributions.............        378            296            --          1,191           --         5,789
                                            -------         ------          ----        -------      -------       -------
    Net realized gains (losses).........        (16)           298            --          1,337       (1,011)        5,907
Change in unrealized gains (losses).....      2,697            925           (46)        (2,142)        (169)       (7,407)
                                            -------         ------          ----        -------      -------       -------
    Net realized and unrealized gains
     (losses) on investments............      2,681          1,223           (46)          (805)      (1,180)       (1,500)
                                            -------         ------          ----        -------      -------       -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................    $ 2,628         $1,195          $(47)       $  (597)     $  (578)      $   245
                                            =======         ======          ====        =======      =======       =======

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                            Advanced       Advanced     Advanced      Advanced     Advanced    Advanced
                                             Series         Series       Series        Series       Series      Series
                                             Trust          Trust         Trust        Trust         Trust       Trust
                                          Sub-Account    Sub-Account   Sub-Account  Pub-Account   Sub-Account Sub-Account
                                         -------------- -------------- ----------- -------------- ----------- -----------
                                              AST        AST Capital       AST          AST           AST         AST
                                            Balanced        Growth       Cohen &    Conservative     DeAm        DeAm
                                             Asset          Asset        Steers        Asset       Large-Cap   Small-Cap
                                         Allocation (a) Allocation (a) Realty (a)  Allocation (a)  Value (a)   Value (a)
                                         -------------- -------------- ----------- -------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $  9,266       $  4,419       $ --        $ 1,423         $--         $--
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      (9,840)        (7,644)        (1)        (1,951)         --          --
    Administrative expense..............        (802)          (635)        --           (180)         --          --
                                            --------       --------       ----        -------         ---         ---
    Net investment income (loss)........      (1,376)        (3,860)        (1)          (707)         --          --
                                            --------       --------       ----        -------         ---         ---
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................     229,039        156,445          1         84,819          --          --
    Cost of investments sold............     230,245        159,501          1         84,270          --          --
                                            --------       --------       ----        -------         ---         ---
       Realized gains (losses) on
        fund shares.....................      (1,206)        (3,056)        --            549          --          --
Realized gain distributions.............       9,020          6,902         --          1,244          --          --
                                            --------       --------       ----        -------         ---         ---
    Net realized gains (losses).........       7,814          3,846         --          1,793          --          --
Change in unrealized gains (losses).....     (28,255)       (45,349)       (18)         2,729          (1)          9
                                            --------       --------       ----        -------         ---         ---
    Net realized and unrealized gains
     (losses) on investments............     (20,441)       (41,503)       (18)         4,522          (1)          9
                                            --------       --------       ----        -------         ---         ---
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................    $(21,817)      $(45,363)      $(19)       $ 3,815         $(1)        $ 9
                                            ========       ========       ====        =======         ===         ===

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                          Advanced    Advanced     Advanced     Advanced    Advanced      Advanced
                                           Series      Series       Series       Series      Series        Series
                                            Trust       Trust       Trust        Trust        Trust        Trust
                                         Sub-Account Sub-Account Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                         ----------- ----------- ------------ ------------ ----------- --------------
                                                                     AST          AST          AST
                                             AST         AST     First Trust    Goldman      Goldman
                                          Federated  First Trust   Capital       Sachs        Sachs
                                         Aggressive   Balanced   Appreciation Concentrated   Mid-Cap        AST
                                         Growth (a)  Target (a)   Target (a)   Growth (a)  Growth (a)  High Yield (a)
                                         ----------- ----------- ------------ ------------ ----------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................     $--      $  5,684     $  4,443       $ --        $ --          $--
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      --        (5,405)      (9,388)        (2)         (1)          (1)
    Administrative expense..............      --          (407)        (740)        --          --           --
                                             ---      --------     --------       ----        ----          ---
    Net investment income (loss)........      --          (128)      (5,685)        (2)         (1)          (1)
                                             ---      --------     --------       ----        ----          ---
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................      --       145,995      260,112          2           1            1
    Cost of investments sold............      --       147,429      270,892          2           1            1
                                             ---      --------     --------       ----        ----          ---
       Realized gains (losses) on
        fund shares.....................      --        (1,434)     (10,780)        --          --           --
Realized gain distributions.............      --           499        1,632         --          --           --
                                             ---      --------     --------       ----        ----          ---
    Net realized gains (losses).........      --          (935)      (9,148)        --          --           --
Change in unrealized gains (losses).....       6       (20,753)       6,421        (68)        (28)           9
                                             ---      --------     --------       ----        ----          ---
    Net realized and unrealized gains
     (losses) on investments............       6       (21,688)      (2,727)       (68)        (28)           9
                                             ---      --------     --------       ----        ----          ---
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................     $ 6      $(21,816)    $ (8,412)      $(70)       $(29)         $ 8
                                             ===      ========     ========       ====        ====          ===

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                           Advanced      Advanced      Advanced     Advanced     Advanced     Advanced
                                            Series        Series        Series       Series       Series       Series
                                             Trust         Trust         Trust        Trust        Trust        Trust
                                          Sub-Account   Sub-Account   Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                         ------------- ------------- ------------- ----------- ------------- -----------
                                                                          AST                       AST          AST
                                              AST           AST        JPMorgan        AST         Lord        Marsico
                                         International International International  Large-Cap   Abbett Bond    Capital
                                          Growth (a)     Value (a)    Equity (a)    Value (a)  Debenture (a) Growth (a)
                                         ------------- ------------- ------------- ----------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $    75       $   328       $   542      $   126        $--         $  17
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........        (71)         (140)         (139)         (32)        (1)          (24)
    Administrative expense..............         (6)          (11)          (11)          (4)        --            (3)
                                            -------       -------       -------      -------        ---         -----
    Net investment income (loss)........         (2)          177           392           90         (1)          (10)
                                            -------       -------       -------      -------        ---         -----
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................      5,127         9,977         9,895           36          1            25
    Cost of investments sold............      4,952         9,741         9,684           39          1            25
                                            -------       -------       -------      -------        ---         -----
       Realized gains (losses) on
        fund shares.....................        175           236           211           (3)        --            --
Realized gain distributions.............      1,250            --            --          291         --            --
                                            -------       -------       -------      -------        ---         -----
    Net realized gains (losses).........      1,425           236           211          288         --            --
Change in unrealized gains (losses).....     (1,436)       (1,222)       (1,011)      (1,457)        13          (284)
                                            -------       -------       -------      -------        ---         -----
    Net realized and unrealized gains
     (losses) on investments............        (11)         (986)         (800)      (1,169)        13          (284)
                                            -------       -------       -------      -------        ---         -----
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................    $   (13)      $  (809)      $  (408)     $(1,079)       $12         $(294)
                                            =======       =======       =======      =======        ===         =====

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                          Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                           Series      Series      Series      Series      Series      Series
                                            Trust       Trust       Trust       Trust       Trust       Trust
                                         Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                                                 AST         AST         AST
                                                                              Neuberger   Neuberger   Neuberger
                                             AST         AST         AST       Berman      Berman      Berman
                                         MFS Global    Mid-Cap      Money      Mid-Cap     Mid-Cap    Small-Cap
                                         Equity (a)   Value (a)  Market (a)  Growth (a)   Value (a)  Growth (a)
                                         ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   917      $ --        $100        $ --        $ --        $ --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........       (26)       --         (31)         --          (1)         --
    Administrative expense..............        (3)       --          (3)         --          --          --
                                           -------      ----        ----        ----        ----        ----
    Net investment income (loss)........       888        --          65          --          (1)         --
                                           -------      ----        ----        ----        ----        ----
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    37,974         1          31         835           1          --
    Cost of investments sold............    43,509         1          31         834           1          --
                                           -------      ----        ----        ----        ----        ----
       Realized gains (losses) on
        fund shares.....................    (5,535)       --          --           1          --          --
Realized gain distributions.............     4,630        --          --          --          --          --
                                           -------      ----        ----        ----        ----        ----
    Net realized gains (losses).........      (905)       --          --           1          --          --
Change in unrealized gains (losses).....      (645)      (17)         --           6         (17)        (26)
                                           -------      ----        ----        ----        ----        ----
    Net realized and unrealized gains
     (losses) on investments............    (1,550)      (17)         --           7         (17)        (26)
                                           -------      ----        ----        ----        ----        ----
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................   $  (662)     $(18)       $ 65        $  7        $(18)       $(26)
                                           =======      ====        ====        ====        ====        ====

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                           Advanced      Advanced     Advanced      Advanced      Advanced      Advanced
                                            Series        Series       Series        Series        Series        Series
                                            Trust         Trust         Trust        Trust          Trust         Trust
                                         Sub-Account   Sub-Account   Sub-Account  Sub-Account    Sub-Account   Sub-Account
                                         ------------ -------------- ----------- -------------- ------------- -------------
                                             AST           AST                        AST            AST           AST
                                            PIMCO      Preservation      AST     T. Rowe Price  T. Rowe Price T. Rowe Price
                                         Total Return     Asset       Small-Cap      Asset         Global       Large-Cap
                                           Bond (a)   Allocation (a)  Value (a)  Allocation (a)   Bond (a)     Growth (a)
                                         ------------ -------------- ----------- -------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $ 2,032       $   888       $   179     $  23,275         $--          $  13
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      (192)         (905)          (67)       (6,010)         (1)           (33)
    Administrative expense..............       (17)          (85)           (5)         (506)         --             (4)
                                           -------       -------       -------     ---------         ---          -----
    Net investment income (loss)........     1,823          (102)          107        16,759          (1)           (24)
                                           -------       -------       -------     ---------         ---          -----
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    45,339        11,773         4,820        33,573           1             36
    Cost of investments sold............    45,835        11,886         4,759        34,047           1             38
                                           -------       -------       -------     ---------         ---          -----
       Realized gains (losses) on
        fund shares.....................      (496)         (113)           61          (474)         --             (2)
Realized gain distributions.............        --            --         1,988        67,579          --             --
                                           -------       -------       -------     ---------         ---          -----
    Net realized gains (losses).........      (496)         (113)        2,049        67,105          --             (2)
Change in unrealized gains (losses).....       (44)        1,254        (3,288)     (109,938)         70           (762)
                                           -------       -------       -------     ---------         ---          -----
    Net realized and unrealized gains
     (losses) on investments............      (540)        1,141        (1,239)      (42,833)         70           (764)
                                           -------       -------       -------     ---------         ---          -----
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $ 1,283       $ 1,039       $(1,132)    $ (26,074)        $69          $(788)
                                           =======       =======       =======     =========         ===          =====

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                           Advanced     Advanced    AIM Variable  AIM Variable AIM Variable AIM Variable
                                            Series       Series      Insurance     Insurance    Insurance    Insurance
                                             Trust        Trust        Funds         Funds        Funds        Funds
                                          Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                         ------------- ----------- -------------- ------------ ------------ ------------
                                              AST
                                         T. Rowe Price     AST                                  AIM V. I.    AIM V. I.
                                            Natural    UBS Dynamic   AIM V. I.     AIM V. I.     Capital      Capital
                                         Resources (a)  Alpha (a)  Basic Balanced Basic Value  Appreciation Development
                                         ------------- ----------- -------------- ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $   175     $  9,326    $ 1,249,298   $   154,965  $        --  $        --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........        (45)      (3,911)      (576,696)     (372,269)  (2,478,986)    (317,312)
    Administrative expense..............         (5)        (317)       (45,639)      (28,868)    (185,035)     (24,573)
                                            -------     --------    -----------   -----------  -----------  -----------
    Net investment income (loss)........        125        5,097        626,963      (246,172)  (2,664,021)    (341,885)
                                            -------     --------    -----------   -----------  -----------  -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................         49       59,792     13,588,834     8,642,362   52,399,336    8,147,044
    Cost of investments sold............         51       60,085     12,573,179     6,623,079   47,075,855    5,355,720
                                            -------     --------    -----------   -----------  -----------  -----------
       Realized gains (losses) on
        fund shares.....................         (2)        (293)     1,015,655     2,019,283    5,323,481    2,791,324
Realized gain distributions.............      1,880           --             --     1,444,612           --    1,713,923
                                            -------     --------    -----------   -----------  -----------  -----------
    Net realized gains (losses).........      1,878         (293)     1,015,655     3,463,895    5,323,481    4,505,247
Change in unrealized gains (losses).....     (1,456)     (24,515)    (1,083,823)   (3,003,704)  16,060,948   (1,853,501)
                                            -------     --------    -----------   -----------  -----------  -----------
    Net realized and unrealized gains
     (losses) on investments............        422      (24,808)       (68,168)      460,191   21,384,429    2,651,746
                                            -------     --------    -----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................    $   547     $(19,711)   $   558,795   $   214,019  $18,720,408  $ 2,309,861
                                            =======     ========    ===========   ===========  ===========  ===========

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                        AIM Variable AIM Variable AIM Variable AIM Variable AIM Variable  AIM Variable
                                         Insurance    Insurance    Insurance    Insurance     Insurance    Insurance
                                           Funds        Funds        Funds        Funds         Funds        Funds
                                        Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account  Sub-Account
                                        ------------ ------------ ------------ ------------ ------------- ------------
                                                      AIM V. I.    AIM V. I.                  AIM V. I.    AIM V. I.
                                         AIM V. I.   Diversified   Government   AIM V. I.   International  Large Cap
                                        Core Equity     Income     Securities   High Yield     Growth        Growth
                                        ------------ ------------ ------------ ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends.............................. $ 2,206,013  $ 1,373,040   $  900,360   $  764,451   $   241,111   $    5,611
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk.........  (2,892,300)    (261,787)    (304,140)    (151,914)     (812,664)    (244,691)
    Administrative expense.............    (219,875)     (20,597)     (23,955)     (11,985)      (63,311)     (18,872)
                                        -----------  -----------   ----------   ----------   -----------   ----------
    Net investment income (loss).......    (906,162)   1,090,656      572,265      600,552      (634,864)    (257,952)
                                        -----------  -----------   ----------   ----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales................  58,678,187    7,220,579    6,333,048    3,984,164    17,435,853    4,483,000
    Cost of investments sold...........  49,955,220    7,972,340    6,247,480    4,125,583    10,806,794    3,786,278
                                        -----------  -----------   ----------   ----------   -----------   ----------
       Realized gains (losses) on
        fund shares....................   8,722,967     (751,761)      85,568     (141,419)    6,629,059      696,722
Realized gain distributions............          --           --           --           --            --           --
                                        -----------  -----------   ----------   ----------   -----------   ----------
    Net realized gains (losses)........   8,722,967     (751,761)      85,568     (141,419)    6,629,059      696,722
Change in unrealized gains
 (losses)..............................   7,046,254     (252,099)     458,983     (423,174)    1,870,564    2,015,733
                                        -----------  -----------   ----------   ----------   -----------   ----------
    Net realized and unrealized
     gains (losses) on
     investments.......................  15,769,221   (1,003,860)     544,551     (564,593)    8,499,623    2,712,455
                                        -----------  -----------   ----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS............................ $14,863,059  $    86,796   $1,116,816   $   35,959   $ 7,864,759   $2,454,503
                                        ===========  ===========   ==========   ==========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                                         AIM Variable  AIM Variable
                                     AIM Variable AIM Variable AIM Variable AIM Variable  Insurance     Insurance
                                      Insurance    Insurance    Insurance    Insurance      Funds         Funds
                                        Funds        Funds        Funds        Funds      Series II     Series II
                                     Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account   Sub-Account
                                     ------------ ------------ ------------ ------------ ------------ --------------
                                      AIM V. I.                                           AIM V. I.
                                       Mid Cap     AIM V. I.    AIM V. I.    AIM V. I.      Basic       AIM V. I.
                                     Core Equity  Money Market  Technology   Utilities   Balanced II  Basic Value II
                                     ------------ ------------ ------------ ------------ ------------ --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $   53,579  $   974,731   $       --   $  253,566    $ 51,794    $    67,875
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......    (361,212)    (278,798)     (67,209)    (189,810)    (28,663)      (330,486)
    Administrative expense..........     (26,956)     (22,060)      (5,289)     (14,719)     (1,918)       (38,269)
                                      ----------  -----------   ----------   ----------    --------    -----------
    Net investment income
     (loss).........................    (334,589)     673,873      (72,498)      49,037      21,213       (300,880)
                                      ----------  -----------   ----------   ----------    --------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   9,768,419   17,018,597    1,653,294    4,829,850     200,584      3,756,746
    Cost of investments sold........   8,506,238   17,018,597    1,315,074    3,091,058     157,653      2,922,104
                                      ----------  -----------   ----------   ----------    --------    -----------
       Realized gains (losses)
        on fund shares..............   1,262,181           --      338,220    1,738,792      42,931        834,642
Realized gain distributions.........     349,490           --           --      657,217          --      1,141,121
                                      ----------  -----------   ----------   ----------    --------    -----------
    Net realized gains (losses).....   1,611,671           --      338,220    2,396,009      42,931      1,975,763
Change in unrealized gains
 (losses)...........................     938,743           --       52,796       48,499     (56,590)    (1,650,916)
                                      ----------  -----------   ----------   ----------    --------    -----------
    Net realized and unrealized
     gains (losses) on
     investments....................   2,550,414           --      391,016    2,444,508     (13,659)       324,847
                                      ----------  -----------   ----------   ----------    --------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $2,215,825  $   673,873   $  318,518   $2,493,545    $  7,554    $    23,967
                                      ==========  ===========   ==========   ==========    ========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                      AIM Variable    AIM Variable   AIM Variable  AIM Variable AIM Variable  AIM Variable
                                        Insurance      Insurance      Insurance     Insurance     Insurance     Insurance
                                          Funds          Funds          Funds         Funds         Funds         Funds
                                        Series II      Series II      Series II     Series II     Series II     Series II
                                       Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                     --------------- -------------- -------------- ------------ ------------- -------------
                                        AIM V. I.      AIM V. I.                    AIM V. I.     AIM V. I.
                                         Capital        Capital       AIM V. I.    Diversified   Government     AIM V. I.
                                     Appreciation II Development II Core Equity II  Income II   Securities II High Yield II
                                     --------------- -------------- -------------- ------------ ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $       --       $     --      $   44,393     $ 38,243     $ 40,757      $ 45,731
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (122,123)       (11,485)        (82,409)      (8,782)     (16,411)       (9,346)
    Administrative expense..........      (14,059)          (755)         (8,759)        (564)      (1,151)         (673)
                                       ----------       --------      ----------     --------     --------      --------
    Net investment income
     (loss).........................     (136,182)       (12,240)        (46,775)      28,897       23,195        35,712
                                       ----------       --------      ----------     --------     --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    1,378,559        108,963       1,215,636       86,688      369,130       135,439
    Cost of investments sold........    1,043,000         79,630       1,039,768       91,973      380,379       129,457
                                       ----------       --------      ----------     --------     --------      --------
       Realized gains (losses)
        on fund shares..............      335,559         29,333         175,868       (5,285)     (11,249)        5,982
Realized gain distributions.........           --         59,175              --           --           --            --
                                       ----------       --------      ----------     --------     --------      --------
    Net realized gains (losses).....      335,559         88,508         175,868       (5,285)     (11,249)        5,982
Change in unrealized gains
 (losses)...........................      590,654        (20,682)        191,286      (24,504)      36,865       (44,647)
                                       ----------       --------      ----------     --------     --------      --------
    Net realized and unrealized
     gains (losses) on
     investments....................      926,213         67,826         367,154      (29,789)      25,616       (38,665)
                                       ----------       --------      ----------     --------     --------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $  790,031       $ 55,586      $  320,379     $   (892)    $ 48,811      $ (2,953)
                                       ==========       ========      ==========     ========     ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                     AIM Variable  AIM Variable  AIM Variable  AIM Variable AIM Variable  AIM Variable
                                       Insurance    Insurance     Insurance     Insurance     Insurance    Insurance
                                         Funds        Funds         Funds         Funds         Funds        Funds
                                       Series II    Series II     Series II     Series II     Series II    Series II
                                      Sub-Account  Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                     ------------- ------------ -------------- ------------ ------------- ------------
                                       AIM V. I.    AIM V. I.     AIM V. I.     AIM V. I.
                                     International  Large Cap      Mid Cap        Money       AIM V. I.    AIM V. I.
                                       Growth II    Growth II   Core Equity II  Market II   Technology II Utilities II
                                     ------------- ------------ -------------- ------------ ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $  6,225      $     --     $    3,328     $ 89,880      $    --      $ 16,645
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......    (26,413)      (15,318)      (109,621)     (29,617)      (1,987)      (13,944)
    Administrative expense..........     (1,734)       (1,066)       (11,871)      (2,154)        (130)         (973)
                                       --------      --------     ----------     --------      -------      --------
    Net investment income
     (loss).........................    (21,922)      (16,384)      (118,164)      58,109       (2,117)        1,728
                                       --------      --------     ----------     --------      -------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    307,888       103,468      1,035,728      519,740       29,053       246,263
    Cost of investments sold........    189,181        88,618        919,100      519,740       22,048       172,451
                                       --------      --------     ----------     --------      -------      --------
       Realized gains (losses)
        on fund shares..............    118,707        14,850        116,628           --        7,005        73,812
Realized gain distributions.........         --            --         99,969           --           --        46,199
                                       --------      --------     ----------     --------      -------      --------
    Net realized gains (losses).....    118,707        14,850        216,597           --        7,005       120,011
Change in unrealized gains
 (losses)...........................    106,549       135,198        417,721           --        2,529        32,958
                                       --------      --------     ----------     --------      -------      --------
    Net realized and unrealized
     gains (losses) on
     investments....................    225,256       150,048        634,318           --        9,534       152,969
                                       --------      --------     ----------     --------      -------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $203,334      $133,664     $  516,154     $ 58,109      $ 7,417      $154,697
                                       ========      ========     ==========     ========      =======      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                           Alliance      Alliance      Alliance      Alliance      Alliance      Alliance
                                           Bernstein     Bernstein     Bernstein     Bernstein     Bernstein     Bernstein
                                           Variable      Variable      Variable      Variable      Variable      Variable
                                            Product       Product       Product       Product       Product       Product
                                          Series Fund   Series Fund   Series Fund   Series Fund   Series Fund   Series Fund
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                         ------------- ------------- ------------- ------------- ------------- -------------
                                                         Alliance      Alliance      Alliance      Alliance      Alliance
                                           Alliance    Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS Bernstein VPS
                                         Bernstein VPS   Growth &    International   Large Cap     Small/Mid      Utility
                                          Growth (b)    Income (c)     Value (d)    Growth (e)   Cap Value (f)  Income (g)
                                         ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $        --  $  2,304,869   $   450,190   $        --   $   355,816   $  147,515
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (889,514)   (2,926,903)     (643,817)     (639,612)     (770,817)    (111,269)
    Administrative expense..............      (87,068)     (227,052)      (82,904)      (50,443)      (95,781)     (13,579)
                                          -----------  ------------   -----------   -----------   -----------   ----------
    Net investment income (loss)........     (976,582)     (849,086)     (276,531)     (690,055)     (510,782)      22,667
                                          -----------  ------------   -----------   -----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................   15,344,134    52,022,898     7,287,449    13,917,203     8,341,960    1,560,876
    Cost of investments sold............   12,744,601    41,755,659     5,856,063    12,285,802     6,927,665    1,275,830
                                          -----------  ------------   -----------   -----------   -----------   ----------
       Realized gains (losses) on
        fund shares.....................    2,599,533    10,267,239     1,431,386     1,631,401     1,414,295      285,046
Realized gain distributions.............           --     9,480,923     1,687,380            --     3,327,925        5,413
                                          -----------  ------------   -----------   -----------   -----------   ----------
    Net realized gains (losses).........    2,599,533    19,748,162     3,118,766     1,631,401     4,742,220      290,459
Change in unrealized gains (losses).....    4,387,924   (12,361,600)   (1,207,938)    3,711,972    (3,979,819)     932,542
                                          -----------  ------------   -----------   -----------   -----------   ----------
    Net realized and unrealized gains
     (losses) on investments............    6,987,457     7,386,562     1,910,828     5,343,373       762,401    1,223,001
                                          -----------  ------------   -----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................  $ 6,010,875  $  6,537,476   $ 1,634,297   $ 4,653,318   $   251,619   $1,245,668
                                          ===========  ============   ===========   ===========   ===========   ==========

--------
(b)Previously known as AllianceBernstein Growth
(c)Previously known as AllianceBernstein Growth & Income
(d)Previously known as AllianceBernstein International Value
(e)Previously known as AllianceBernstein Large Cap Growth
(f)Previously known as AllianceBernstein Small/Mid Cap Value
(g)Previously known as AllianceBernstein Utility Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                       Alliance                                       Dreyfus
                                       Bernstein      American         American      Socially                   Dreyfus
                                       Variable        Century         Century      Responsible                 Variable
                                        Product       Variable         Variable       Growth    Dreyfus Stock  Investment
                                      Series Fund  Portfolios, Inc Portfolios, Inc  Fund, Inc.   Index Fund       Fund
                                      Sub-Account    Sub-Account     Sub-Account    Sub-Account  Sub-Account  Sub-Account
                                     ------------- --------------- ---------------- ----------- ------------- ------------
                                                                                      Dreyfus
                                       Alliance       American         American      Socially
                                     Bernstein VPS     Century         Century      Responsible Dreyfus Stock VIF Growth &
                                       Value (h)     VP Balanced   VP International Growth Fund  Index Fund      Income
                                     ------------- --------------- ---------------- ----------- ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $   50,185       $ 1,049         $   219        $ 1,238     $ 23,846      $  2,000
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (63,013)         (534)           (244)        (2,851)     (19,068)       (3,472)
    Administrative expense..........      (8,106)          (41)            (18)          (205)      (1,422)         (277)
                                      ----------       -------         -------        -------     --------      --------
    Net investment income
     (loss).........................     (20,934)          474             (43)        (1,818)       3,356        (1,749)
                                      ----------       -------         -------        -------     --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   1,278,559        28,290          35,102         90,084      324,525       129,071
    Cost of investments sold........   1,148,975        29,864          33,546         89,157      248,995       106,130
                                      ----------       -------         -------        -------     --------      --------
       Realized gains (losses)
        on fund shares..............     129,584        (1,574)          1,556            927       75,530        22,941
Realized gain distributions.........     114,631         2,553              --             --           --        12,534
                                      ----------       -------         -------        -------     --------      --------
    Net realized gains
     (losses).......................     244,215           979           1,556            927       75,530        35,475
Change in unrealized gains
 (losses)...........................    (456,240)         (175)          2,988         13,631      (24,083)      (14,784)
                                      ----------       -------         -------        -------     --------      --------
    Net realized and unrealized
     gains (losses) on
     investments....................    (212,025)          804           4,544         14,558       51,447        20,691
                                      ----------       -------         -------        -------     --------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $ (232,959)      $ 1,278         $ 4,501        $12,740     $ 54,803      $ 18,942
                                      ==========       =======         =======        =======     ========      ========

--------
(h)Previously known as AllianceBernstein Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                          Dreyfus         Dreyfus
                                          Variable       Variable          DWS         DWS          DWS          DWS
                                         Investment     Investment      Variable    Variable     Variable     Variable
                                            Fund           Fund         Series I    Series I     Series I     Series I
                                        Sub-Account     Sub-Account    Sub-Account Sub-Account  Sub-Account  Sub-Account
                                        ------------ ----------------- ----------- ----------- ------------- -----------
                                                                                     DWS VIP      DWS VIP      DWS VIP
                                            VIF          VIF Small       DWS VIP     Capital      Global     Growth and
                                        Money Market Company Stock (i)   Bond A     Growth A   Opportunities  Income A
                                        ------------ ----------------- ----------- ----------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends..............................   $ 38,242       $     --       $ 35,689    $ 10,135     $  20,954    $  14,642
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk.........    (11,398)          (389)        (3,501)     (6,930)       (7,504)      (4,139)
    Administrative expense.............       (814)           (28)        (2,607)     (4,918)       (5,190)      (2,990)
                                          --------       --------       --------    --------     ---------    ---------
    Net investment income (loss).......     26,030           (417)        29,581      (1,713)        8,260        7,513
                                          --------       --------       --------    --------     ---------    ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales................    466,553         91,012        325,450     454,947       361,622      783,354
    Cost of investments sold...........    466,553         88,439        321,734     403,399       240,322      629,695
                                          --------       --------       --------    --------     ---------    ---------
       Realized gains (losses) on
        fund shares....................         --          2,573          3,716      51,548       121,300      153,659
Realized gain distributions............         --         23,529             --          --       119,553       16,151
                                          --------       --------       --------    --------     ---------    ---------
    Net realized gains (losses)........         --         26,102          3,716      51,548       240,853      169,810
Change in unrealized gains
 (losses)..............................         --        (18,820)           874     132,100      (106,938)    (149,115)
                                          --------       --------       --------    --------     ---------    ---------
    Net realized and unrealized
     gains (losses) on
     investments.......................         --          7,282          4,590     183,648       133,915       20,695
                                          --------       --------       --------    --------     ---------    ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS............................   $ 26,030       $  6,865       $ 34,171    $181,935     $ 142,175    $  28,208
                                          ========       ========       ========    ========     =========    =========

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                                                               Fidelity
                                             DWS          DWS         DWS         DWS         Federated        Variable
                                          Variable     Variable    Variable    Variable       Insurance       Insurance
                                          Series I     Series II   Series II   Series II       Series       Products Fund
                                         Sub-Account  Sub-Account Sub-Account Sub-Account    Sub-Account     Sub-Account
                                        ------------- ----------- ----------- ----------- ----------------- --------------
                                                                    DWS VIP     DWS VIP       Federated
                                           DWS VIP      DWS VIP      Money     Small Cap        Prime
                                        International Balanced A  Market A II  Growth A   Money Fund II (j) VIP Contrafund
                                        ------------- ----------- ----------- ----------- ----------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends..............................   $ 19,659     $ 66,765    $ 50,911    $     --      $  478,395      $   129,603
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk.........     (3,599)      (8,743)     (4,322)     (2,166)       (135,948)        (185,252)
    Administrative expense.............     (2,528)      (6,294)     (3,144)     (1,537)        (10,337)         (14,926)
                                          --------     --------    --------    --------      ----------      -----------
    Net investment income (loss).......     13,532       51,728      43,445      (3,703)        332,110          (70,575)
                                          --------     --------    --------    --------      ----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales................    182,685      239,158     245,476     187,692       8,423,135        4,374,857
    Cost of investments sold...........    125,916      207,822     245,476     153,208       8,423,135        3,280,855
                                          --------     --------    --------    --------      ----------      -----------
       Realized gains (losses) on
        fund shares....................     56,769       31,336          --      34,484              --        1,094,002
Realized gain distributions............         --           --          --          --              --        3,468,504
                                          --------     --------    --------    --------      ----------      -----------
    Net realized gains (losses)........     56,769       31,336          --      34,484              --        4,562,506
Change in unrealized gains
 (losses)..............................     30,202          670          --        (797)             --       (2,303,507)
                                          --------     --------    --------    --------      ----------      -----------
    Net realized and unrealized
     gains (losses) on
     investments.......................     86,971       32,006          --      33,687              --        2,258,999
                                          --------     --------    --------    --------      ----------      -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS............................   $100,503     $ 83,734    $ 43,445    $ 29,984      $  332,110      $ 2,188,424
                                          ========     ========    ========    ========      ==========      ===========

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                     Fidelity      Fidelity      Fidelity      Fidelity       Fidelity      Fidelity
                                     Variable      Variable      Variable      Variable       Variable      Variable
                                     Insurance     Insurance     Insurance     Insurance     Insurance      Insurance
                                   Products Fund Products Fund Products Fund Products Fund Products Fund  Products Fund
                                    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                   ------------- ------------- ------------- ------------- -------------- -------------
                                        VIP                      VIP High                  VIP Investment      VIP
                                   Equity-Income  VIP Growth      Income     VIP Index 500   Grade Bond     Overseas
                                   ------------- ------------- ------------- ------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends.........................  $   53,386    $   63,805    $  218,262    $  391,996      $169,016     $  124,232
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk....     (44,085)      (92,449)      (35,812)     (135,877)      (45,678)       (47,753)
    Administrative expense........      (3,523)       (7,461)       (2,975)      (11,019)       (3,829)        (3,889)
                                    ----------    ----------    ----------    ----------      --------     ----------
    Net investment income
     (loss).......................       5,778       (36,105)      179,475       245,100       119,509         72,590
                                    ----------    ----------    ----------    ----------      --------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........   1,731,764     2,360,859     1,213,766     2,864,168       871,612      1,304,051
    Cost of investments sold......   1,487,627     2,428,784     1,261,300     2,338,845       890,517      1,028,217
                                    ----------    ----------    ----------    ----------      --------     ----------
       Realized gains
         (losses) on fund
         shares...................     244,137       (67,925)      (47,534)      525,323       (18,905)       275,834
Realized gain distributions.......     235,241         6,104            --            --            --        259,845
                                    ----------    ----------    ----------    ----------      --------     ----------
    Net realized gains (losses)...     479,378       (61,821)      (47,534)      525,323       (18,905)       535,679
Change in unrealized gains
 (losses).........................    (425,620)    1,767,373       (90,520)     (313,777)        8,349        (50,207)
                                    ----------    ----------    ----------    ----------      --------     ----------
    Net realized and unrealized
     gains (losses) on
     investments..................      53,758     1,705,552      (138,054)      211,546       (10,556)       485,472
                                    ----------    ----------    ----------    ----------      --------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................  $   59,536    $1,669,447    $   41,421    $  456,646      $108,953     $  558,062
                                    ==========    ==========    ==========    ==========      ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                   Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                                   Variable          Variable          Variable          Variable          Variable
                                   Insurance         Insurance         Insurance         Insurance         Insurance
                                 Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                               (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                                  Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                               ----------------- ----------------- ----------------- ----------------- -----------------
                                   VIP Asset                              VIP           VIP Freedom       VIP Freedom
                                Manager Growth    VIP Contrafund     Equity-Income    2010 Portfolio    2020 Portfolio
                               (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                               ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................      $ 2,363        $    775,190        $  60,407        $  140,762         $124,806
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................         (811)         (1,372,135)         (57,017)          (73,674)         (60,799)
    Administrative
     expense..................          (65)           (178,848)          (3,955)           (9,860)          (8,235)
                                    -------        ------------        ---------        ----------         --------
    Net investment income
     (loss)...................        1,487            (775,793)            (565)           57,228           55,772
                                    -------        ------------        ---------        ----------         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......        7,948          13,216,814          546,961         1,801,011          427,664
    Cost of investments
     sold.....................        6,625          12,238,980          437,043         1,707,468          409,274
                                    -------        ------------        ---------        ----------         --------
       Realized gains
        (losses) on fund
        shares................        1,323             977,834          109,918            93,543           18,390
Realized gain
 distributions................           --          26,470,650          304,387           150,098          170,640
                                    -------        ------------        ---------        ----------         --------
    Net realized gains
     (losses).................        1,323          27,448,484          414,305           243,641          189,030
Change in unrealized gains
 (losses).....................        7,341         (13,302,237)        (408,301)               82           23,400
                                    -------        ------------        ---------        ----------         --------
    Net realized and
     unrealized gains
     (losses) on
     investments..............        8,664          14,146,247            6,004           243,723          212,430
                                    -------        ------------        ---------        ----------         --------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS...................      $10,151        $ 13,370,454        $   5,439        $  300,951         $268,202
                                    =======        ============        =========        ==========         ========

                                   Fidelity
                                   Variable
                                   Insurance
                                 Products Fund
                               (Service Class 2)
                                  Sub-Account
                               -----------------
                                  VIP Freedom
                                2030 Portfolio
                               (Service Class 2)
                               -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................     $ 41,550
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................      (21,932)
    Administrative
     expense..................       (3,030)
                                   --------
    Net investment income
     (loss)...................       16,588
                                   --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......      317,958
    Cost of investments
     sold.....................      303,020
                                   --------
       Realized gains
        (losses) on fund
        shares................       14,938
Realized gain
 distributions................       77,507
                                   --------
    Net realized gains
     (losses).................       92,445
Change in unrealized gains
 (losses).....................        4,074
                                   --------
    Net realized and
     unrealized gains
     (losses) on
     investments..............       96,519
                                   --------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS...................     $113,107
                                   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                 Fidelity          Fidelity            Fidelity            Fidelity          Fidelity
                                 Variable          Variable            Variable            Variable          Variable
                                 Insurance         Insurance           Insurance           Insurance         Insurance
                               Products Fund     Products Fund       Products Fund       Products Fund     Products Fund
                             (Service Class 2) (Service Class 2)   (Service Class 2)   (Service Class 2) (Service Class 2)
                                Sub-Account       Sub-Account         Sub-Account         Sub-Account       Sub-Account
                             ----------------- ----------------- --------------------- ----------------- -----------------
                                VIP Freedom           VIP
                                  Income           Growth &           VIP Growth                             VIP High
                                 Portfolio          Income          Stock Portfolio       VIP Growth          Income
                             (Service Class 2) (Service Class 2) (Service Class 2) (k) (Service Class 2) (Service Class 2)
                             ----------------- ----------------- --------------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................     $ 70,360         $  214,994           $     --            $  2,771         $  934,078
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...................      (17,485)          (230,909)           (12,704)            (10,069)          (165,201)
    Administrative
     expense................       (2,441)           (29,367)            (1,811)               (711)           (20,784)
                                 --------         ----------           --------            --------         ----------
    Net investment
     income (loss)..........       50,434            (45,282)           (14,515)             (8,009)           748,093
                                 --------         ----------           --------            --------         ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................      287,469          2,577,100            442,840             100,753          1,884,516
    Cost of investments
     sold...................      283,043          2,311,351            412,844              70,319          1,873,376
                                 --------         ----------           --------            --------         ----------
       Realized gains
        (losses) on
        fund shares.........        4,426            265,749             29,996              30,434             11,140
Realized gain
 distributions..............       16,108            635,741             77,752                 453                 --
                                 --------         ----------           --------            --------         ----------
    Net realized gains
     (losses)...............       20,534            901,490            107,748              30,887             11,140
Change in unrealized gains
 (losses)...................      (21,590)           588,757             81,342             133,071           (669,266)
                                 --------         ----------           --------            --------         ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............       (1,056)         1,490,247            189,090             163,958           (658,126)
                                 --------         ----------           --------            --------         ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................     $ 49,378         $1,444,965           $174,575            $155,949         $   89,967
                                 ========         ==========           ========            ========         ==========

                                 Fidelity
                                 Variable
                                 Insurance
                               Products Fund
                             (Service Class 2)
                                Sub-Account
                             -----------------


                               VIP Index 500
                             (Service Class 2)
                             -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $  223,495
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...................       (92,432)
    Administrative
     expense................       (11,060)
                                ----------
    Net investment
     income (loss)..........       120,003
                                ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................     2,845,375
    Cost of investments
     sold...................     2,732,083
                                ----------
       Realized gains
        (losses) on
        fund shares.........       113,292
Realized gain
 distributions..............            --
                                ----------
    Net realized gains
     (losses)...............       113,292
Change in unrealized gains
 (losses)...................      (148,329)
                                ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............       (35,037)
                                ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................    $   84,966
                                ==========

--------
(k)Previously known as VIP Freedom Growth Stock Portfolio (Service Class 2)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                       Fidelity          Fidelity          Fidelity          Fidelity         Franklin
                                       Variable          Variable          Variable          Variable        Templeton
                                       Insurance         Insurance         Insurance         Insurance        Variable
                                     Products Fund     Products Fund     Products Fund     Products Fund     Insurance
                                   (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) Products Trust
                                      Sub-Account       Sub-Account       Sub-Account       Sub-Account     Sub-Account
                                   ----------------- ----------------- ----------------- ----------------- --------------
                                                                                                              Franklin
                                    VIP Investment                         VIP Money                          Flex Cap
                                      Grade Bond        VIP Mid Cap         Market         VIP Overseas        Growth
                                   (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)   Securities
                                   ----------------- ----------------- ----------------- ----------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................      $  868          $  139,437        $  405,542          $ 4,816         $  6,816
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................        (304)           (404,259)         (118,507)          (2,239)         (81,583)
    Administrative expense........         (22)            (53,097)          (16,071)            (163)         (10,458)
                                        ------          ----------        ----------          -------         --------
    Net investment income
     (loss).......................         542            (317,919)          270,964            2,414          (85,225)
                                        ------          ----------        ----------          -------         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........       4,629           4,725,000         8,266,063           52,944          895,412
    Cost of investments
     sold.........................       4,807           4,593,097         8,266,063           36,777          771,105
                                        ------          ----------        ----------          -------         --------
       Realized gains
        (losses) on fund
        shares....................        (178)            131,903                --           16,167          124,307
Realized gain distributions.......          --           2,307,585                --            9,402               --
                                        ------          ----------        ----------          -------         --------
    Net realized gains
     (losses).....................        (178)          2,439,488                --           25,569          124,307
Change in unrealized gains
 (losses).........................         166           1,163,968                --           (7,119)         598,529
                                        ------          ----------        ----------          -------         --------
    Net realized and unrealized
     gains (losses) on
     investments..................         (12)          3,603,456                --           18,450          722,836
                                        ------          ----------        ----------          -------         --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................      $  530          $3,285,537        $  270,964          $20,864         $637,611
                                        ======          ==========        ==========          =======         ========

                                      Franklin
                                     Templeton
                                      Variable
                                     Insurance
                                   Products Trust
                                    Sub-Account
                                   --------------
                                      Franklin
                                     Growth and
                                       Income
                                     Securities
                                   --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................  $  2,033,184
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (1,283,679)
    Administrative expense........      (173,260)
                                    ------------
    Net investment income
     (loss).......................       576,245
                                    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........    19,067,162
    Cost of investments
     sold.........................    16,613,317
                                    ------------
       Realized gains
        (losses) on fund
        shares....................     2,453,845
Realized gain distributions.......     4,955,484
                                    ------------
    Net realized gains
     (losses).....................     7,409,329
Change in unrealized gains
 (losses).........................   (12,042,907)
                                    ------------
    Net realized and unrealized
     gains (losses) on
     investments..................    (4,633,578)
                                    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................  $ (4,057,333)
                                    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                        Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                                       Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                                        Variable       Variable       Variable       Variable       Variable       Variable
                                       Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                                     Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                    Franklin
                                                                      Franklin       Franklin        Small
                                                       Franklin      Large Cap      Small Cap       Mid-Cap
                                     Franklin High      Income         Growth         Value          Growth     Franklin U.S.
                                      Income Sec 2    Securities     Securities     Securities     Securities     Government
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $  804,069    $10,448,338    $   571,135    $    490,955    $      --      $1,055,224
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......     (192,708)    (4,447,677)    (1,058,727)     (1,086,055)     (53,957)       (316,820)
    Administrative expense..........      (21,425)      (544,500)      (146,112)       (139,712)      (6,745)        (43,218)
                                       ----------    -----------    -----------    ------------    ---------      ----------
    Net investment income
     (loss).........................      589,936      5,456,161       (633,704)       (734,812)     (60,702)        695,186
                                       ----------    -----------    -----------    ------------    ---------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    3,426,193     46,393,150     10,145,232      18,857,016      808,640       5,408,644
    Cost of investments sold........    3,344,316     42,251,278      8,929,540      15,515,826      532,286       5,474,035
                                       ----------    -----------    -----------    ------------    ---------      ----------
       Realized gains (losses)
        on fund shares..............       81,877      4,141,872      1,215,692       3,341,190      276,354         (65,391)
Realized gain distributions.........           --      1,937,679        562,301       5,048,432      272,646              --
                                       ----------    -----------    -----------    ------------    ---------      ----------
    Net realized gains (losses).....       81,877      6,079,551      1,777,993       8,389,622      549,000         (65,391)
Change in unrealized gains
 (losses)...........................     (525,627)    (6,238,385)     1,903,405     (10,022,446)    (134,975)        479,939
                                       ----------    -----------    -----------    ------------    ---------      ----------
    Net realized and unrealized
     gains (losses) on
     investments....................     (443,750)      (158,834)     3,681,398      (1,632,824)     414,025         414,548
                                       ----------    -----------    -----------    ------------    ---------      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $  146,186    $ 5,297,327    $ 3,047,694    $ (2,367,636)   $ 353,323      $1,109,734
                                       ==========    ===========    ===========    ============    =========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                        Franklin       Franklin       Franklin       Franklin       Franklin       Franklin
                                       Templeton      Templeton      Templeton      Templeton      Templeton      Templeton
                                        Variable       Variable       Variable       Variable       Variable       Variable
                                       Insurance      Insurance      Insurance      Insurance      Insurance      Insurance
                                     Products Trust Products Trust Products Trust Products Trust Products Trust Products Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                     Templeton
                                                                     Developing     Templeton      Templeton      Templeton
                                         Mutual     Mutual Shares     Markets        Foreign     Global Income      Growth
                                       Discovery      Securities     Securities     Securities     Securities     Securities
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $  390,272    $  3,335,819   $ 1,019,741    $ 4,498,879      $105,008      $   65,071
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......     (395,952)     (3,353,327)     (638,086)    (3,311,452)      (51,304)        (63,482)
    Administrative expense..........      (52,077)       (410,557)      (83,772)      (400,627)       (5,888)         (4,731)
                                       ----------    ------------   -----------    -----------      --------      ----------
    Net investment income
     (loss).........................      (57,757)       (428,065)      297,883        786,800        47,816          (3,142)
                                       ----------    ------------   -----------    -----------      --------      ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    5,121,049      40,810,470     9,952,373     37,363,469       796,175       2,241,752
    Cost of investments sold........    4,634,288      34,183,317     6,696,217     29,666,287       700,366       1,697,326
                                       ----------    ------------   -----------    -----------      --------      ----------
       Realized gains (losses)
        on fund shares..............      486,761       6,627,153     3,256,156      7,697,182        95,809         544,426
Realized gain distributions.........      321,049       8,167,156     3,330,521     10,261,398            --         207,621
                                       ----------    ------------   -----------    -----------      --------      ----------
    Net realized gains (losses).....      807,810      14,794,309     6,586,677     17,958,580        95,809         752,047
Change in unrealized gains
 (losses)...........................    1,448,544     (10,363,947)    3,407,689     10,316,664       183,680        (675,336)
                                       ----------    ------------   -----------    -----------      --------      ----------
    Net realized and unrealized
     gains (losses) on
     investments....................    2,256,354       4,430,362     9,994,366     28,275,244       279,489          76,711
                                       ----------    ------------   -----------    -----------      --------      ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $2,198,597    $  4,002,297   $10,292,249    $29,062,044      $327,305      $   73,569
                                       ==========    ============   ===========    ===========      ========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                     Goldman Sachs  Goldman Sachs Goldman Sachs Goldman Sachs Goldman Sachs Goldman Sachs
                                        Variable      Variable      Variable      Variable      Variable      Variable
                                       Insurance      Insurance     Insurance     Insurance     Insurance     Insurance
                                         Trust          Trust         Trust         Trust         Trust         Trust
                                      Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                     -------------- ------------- ------------- ------------- ------------- -------------
                                                                                     VIT           VIT           VIT
                                                         VIT                      Strategic    Structured    Structured
                                          VIT        Growth and        VIT      International   Small Cap    U.S. Equity
                                     Capital Growth    Income     Mid Cap Value  Equity (l)    Equity Fund      Fund
                                     -------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................    $    73      $   177,301   $    72,691     $  107      $    81,180   $   153,859
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................       (699)        (145,736)     (148,298)       (74)        (324,289)     (214,358)
    Administrative expense..........        (49)         (18,482)      (19,002)        (7)         (41,665)      (27,161)
                                        -------      -----------   -----------     ------      -----------   -----------
    Net investment income
     (loss).........................       (675)          13,083       (94,609)        26         (284,774)      (87,660)
                                        -------      -----------   -----------     ------      -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............     29,957        1,633,555     1,699,383      1,473        2,458,916     1,359,744
    Cost of investments sold........     28,956        1,460,994     1,624,470        995        2,581,035     1,190,950
                                        -------      -----------   -----------     ------      -----------   -----------
       Realized gains (losses)
        on fund shares..............      1,001          172,561        74,913        478         (122,119)      168,794
Realized gain distributions.........         --          912,939     1,345,138        682        2,095,912     1,074,882
                                        -------      -----------   -----------     ------      -----------   -----------
    Net realized gains
     (losses).......................      1,001        1,085,500     1,420,051      1,160        1,973,793     1,243,676
Change in unrealized gains
 (losses)...........................      3,973       (1,153,033)   (1,125,498)      (720)      (5,844,495)   (1,608,240)
                                        -------      -----------   -----------     ------      -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments....................      4,974          (67,533)      294,553        440       (3,870,702)     (364,564)
                                        -------      -----------   -----------     ------      -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................    $ 4,299      $   (54,450)  $   199,944     $  466      $(4,155,476)  $  (452,224)
                                        =======      ===========   ===========     ======      ===========   ===========

--------
(l)Previously known as VIT International Equity


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                                       Janus          Lazard        Legg Mason        Legg Mason
                                        Janus       Aspen Series    Retirement  Partners Variable  Partners Variable
                                     Aspen Series (Service Shares) Series, Inc. Portfolios I, Inc  Portfolios I, Inc
                                     Sub-Account    Sub-Account    Sub-Account     Sub-Account        Sub-Account
                                     ------------ ---------------- ------------ ------------------ -----------------
                                                                                    Legg Mason        Legg Mason
                                                                                     Variable          Variable
                                        Forty      Foreign Stock     Emerging        All Cap          Fundamental
                                      Portfolio   (Service Shares)   Markets    Portfolio I (i)(m)   Value (m)(n)
                                     ------------ ---------------- ------------ ------------------ -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................    $   91         $  728        $   222         $    23             $  98
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................      (361)          (736)          (336)            (35)              (76)
    Administrative expense..........       (26)           (52)           (24)             (2)               (5)
                                        ------         ------        -------         -------             -----
    Net investment income
     (loss).........................      (296)           (60)          (138)            (14)               17
                                        ------         ------        -------         -------             -----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............     7,494            787          9,561           8,111                75
    Cost of investments sold........     3,977            483          4,162           6,207                78
                                        ------         ------        -------         -------             -----
       Realized gains (losses)
        on fund shares..............     3,517            304          5,399           1,904                (3)
Realized gain distributions.........        --          1,155          2,979             398               381
                                        ------         ------        -------         -------             -----
    Net realized gains
     (losses).......................     3,517          1,459          8,378           2,302               378
Change in unrealized gains
 (losses)...........................     4,599          6,282         (1,883)         (1,911)             (805)
                                        ------         ------        -------         -------             -----
    Net realized and unrealized
     gains (losses) on
     investments....................     8,116          7,741          6,495             391              (427)
                                        ------         ------        -------         -------             -----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................    $7,820         $7,681        $ 6,357         $   377             $(410)
                                        ======         ======        =======         =======             =====

                                        Legg Mason
                                     Partners Variable
                                     Portfolios I, Inc
                                        Sub-Account
                                     -----------------
                                        Legg Mason
                                         Variable
                                         Investors
                                        Portfolio I
                                     -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................       $ 129
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................        (143)
    Administrative expense..........         (11)
                                           -----
    Net investment income
     (loss).........................         (25)
                                           -----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............         144
    Cost of investments sold........         109
                                           -----
       Realized gains (losses)
        on fund shares..............          35
Realized gain distributions.........         272
                                           -----
    Net realized gains
     (losses).......................         307
Change in unrealized gains
 (losses)...........................         (65)
                                           -----
    Net realized and unrealized
     gains (losses) on
     investments....................         242
                                           -----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................       $ 217
                                           =====

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007
(m)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value
(n)For the period beginning May 1, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                                                                                        MFS Variable
                                     Lord Abbett  Lord Abbett   Lord Abbett   Lord Abbett  Lord Abbett   Insurance
                                     Series Fund  Series Fund   Series Fund   Series Fund  Series Fund     Trust
                                     Sub-Account  Sub-Account   Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                     ----------- -------------- -----------  ------------- -----------  ------------
                                                                Growth and      Growth       Mid-Cap    MFS Emerging
                                      All Value  Bond-Debenture   Income     Opportunities    Value        Growth
                                     ----------- -------------- -----------  ------------- -----------  ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends........................... $   77,641    $2,560,343   $   627,778   $       --   $   235,399   $       --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......   (227,306)     (553,702)     (679,222)    (250,723)     (779,846)     (24,726)
    Administrative expense..........    (29,715)      (76,058)      (93,903)     (33,825)     (105,870)      (1,923)
                                     ----------    ----------   -----------   ----------   -----------   ----------
    Net investment income
     (loss).........................   (179,380)    1,930,583      (145,347)    (284,548)     (650,317)     (26,649)
                                     ----------    ----------   -----------   ----------   -----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............  3,275,467     5,869,863     6,421,887    3,088,681     9,812,711      867,545
    Cost of investments sold........  2,869,049     5,771,020     5,926,093    2,689,014     9,228,837    1,026,618
                                     ----------    ----------   -----------   ----------   -----------   ----------
       Realized gains (losses)
        on fund shares..............    406,418        98,843       495,794      399,667       583,874     (159,073)
Realized gain distributions.........    581,213       138,479     3,461,849    1,708,662     6,920,116           --
                                     ----------    ----------   -----------   ----------   -----------   ----------
    Net realized gains (losses).....    987,631       237,322     3,957,643    2,108,329     7,503,990     (159,073)
Change in unrealized gains
 (losses)...........................    (48,028)     (490,966)   (3,004,609)   1,237,111    (7,453,554)     526,788
                                     ----------    ----------   -----------   ----------   -----------   ----------
    Net realized and unrealized
     gains (losses) on
     investments....................    939,603      (253,644)      953,034    3,345,440        50,436      367,715
                                     ----------    ----------   -----------   ----------   -----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS......................... $  760,223    $1,676,939   $   807,687   $3,060,892   $  (599,881)  $  341,066
                                     ==========    ==========   ===========   ==========   ===========   ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                     MFS Variable  MFS Variable   MFS Variable MFS Variable MFS Variable MFS Variable
                                      Insurance      Insurance     Insurance    Insurance    Insurance     Insurance
                                        Trust          Trust         Trust        Trust        Trust         Trust
                                     Sub-Account    Sub-Account   Sub-Account  Sub-Account  Sub-Account   Sub-Account
                                     ------------ --------------- ------------ ------------ ------------ -------------
                                         MFS            MFS         MFS New        MFS      MFS Research
                                     High Income  Investors Trust  Discovery     Research       Bond     MFS Utilities
                                     ------------ --------------- ------------ ------------ ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $ 50,608      $ 29,027      $      --     $  8,820     $ 80,902     $  4,013
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (9,078)      (42,498)       (40,761)     (17,466)     (28,740)      (5,323)
    Administrative expense..........       (736)       (3,432)        (3,353)      (1,267)      (2,393)        (420)
                                       --------      --------      ---------     --------     --------     --------
    Net investment income
     (loss).........................     40,794       (16,903)       (44,114)      (9,913)      49,769       (1,730)
                                       --------      --------      ---------     --------     --------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    150,352       719,593        752,304      399,399      478,381      148,743
    Cost of investments sold........    147,690       555,776        611,600      381,802      485,802      109,306
                                       --------      --------      ---------     --------     --------     --------
       Realized gains (losses)
        on fund shares..............      2,662       163,817        140,704       17,597       (7,421)      39,437
Realized gain distributions.........         --        29,441        235,813           --           --       29,089
                                       --------      --------      ---------     --------     --------     --------
    Net realized gains
     (losses).......................      2,662       193,258        376,517       17,597       (7,421)      68,526
Change in unrealized gains
 (losses)...........................    (41,832)      117,739       (268,786)     131,336       23,280       23,530
                                       --------      --------      ---------     --------     --------     --------
    Net realized and unrealized
     gains (losses) on
     investments....................    (39,170)      310,997        107,731      148,933       15,859       92,056
                                       --------      --------      ---------     --------     --------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $  1,624      $294,094      $  63,617     $139,020     $ 65,628     $ 90,326
                                       ========      ========      =========     ========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable   Morgan Stanley
                                  Insurance       Insurance       Insurance       Insurance       Insurance       Variable
                                    Trust           Trust           Trust           Trust           Trust        Investment
                               (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)     Series
                                 Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account
                               --------------- --------------- --------------- --------------- --------------- --------------
                                MFS Emerging    MFS Investors      MFS New
                                   Growth           Trust         Discovery     MFS Research    MFS Utilities    Aggressive
                               (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)     Equity
                               --------------- --------------- --------------- --------------- --------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................    $     --        $  4,502        $      --        $ 2,335        $ 16,346      $        --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................      (8,305)        (11,018)         (11,618)        (6,845)        (29,042)        (367,189)
    Administrative
     expense..................        (566)           (767)            (844)          (482)         (2,003)         (26,399)
                                  --------        --------        ---------        -------        --------      -----------
    Net investment income
     (loss)...................      (8,871)         (7,283)         (12,462)        (4,992)        (14,699)        (393,588)
                                  --------        --------        ---------        -------        --------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......     146,438         167,321          388,114         68,062         287,160       10,032,575
    Cost of investments
     sold.....................     105,672         117,799          263,073         45,294         176,025        8,030,660
                                  --------        --------        ---------        -------        --------      -----------
       Realized gains
        (losses) on fund
        shares................      40,766          49,522          125,041         22,768         111,135        2,001,915
Realized gain
 distributions................          --           6,535           58,682             --         140,342               --
                                  --------        --------        ---------        -------        --------      -----------
    Net realized gains
     (losses).................      40,766          56,057          183,723         22,768         251,477        2,001,915
Change in unrealized gains
 (losses).....................      65,494          12,876         (154,066)        32,952         213,263        2,806,423
                                  --------        --------        ---------        -------        --------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments..............     106,260          68,933           29,657         55,720         464,740        4,808,338
                                  --------        --------        ---------        -------        --------      -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS...................    $ 97,389        $ 61,650        $  17,195        $50,728        $450,041      $ 4,414,750
                                  ========        ========        =========        =======        ========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                               Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                                  Variable       Variable       Variable       Variable       Variable       Variable
                                 Investment     Investment     Investment     Investment     Investment     Investment
                                   Series         Series         Series         Series         Series         Series
                                Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                               -------------- -------------- -------------- -------------- -------------- --------------
                                                                                               Global
                                  Dividend                      European        Global        Dividend
                                   Growth         Equity         Growth       Advantage        Growth       High Yield
                               -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................  $  4,914,468   $ 1,762,732    $ 2,082,252     $  131,904    $  2,752,338   $ 1,566,602
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................    (5,241,305)   (4,419,386)    (1,656,507)      (203,039)     (1,892,868)     (309,745)
    Administrative
     expense..................      (388,146)     (315,910)      (121,970)       (14,628)       (141,805)      (22,350)
                                ------------   -----------    -----------     ----------    ------------   -----------
    Net investment income
     (loss)...................      (714,983)   (2,972,564)       303,775        (85,763)        717,665     1,234,507
                                ------------   -----------    -----------     ----------    ------------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......   116,464,593    99,768,865     34,415,062      5,609,458      40,836,417     7,527,568
    Cost of investments
     sold.....................    84,780,414    97,807,310     22,366,553      4,380,870      29,585,896    11,504,671
                                ------------   -----------    -----------     ----------    ------------   -----------
       Realized gains
        (losses) on fund
        shares................    31,684,179     1,961,555     12,048,509      1,228,588      11,250,521    (3,977,103)
Realized gain
 distributions................            --            --             --             --      14,354,692            --
                                ------------   -----------    -----------     ----------    ------------   -----------
    Net realized gains
     (losses).................    31,684,179     1,961,555     12,048,509      1,228,588      25,605,213    (3,977,103)
Change in unrealized gains
 (losses).....................   (17,627,307)   56,773,361      4,194,483        989,819     (17,790,510)    3,426,054
                                ------------   -----------    -----------     ----------    ------------   -----------
    Net realized and
     unrealized gains
     (losses) on
     investments..............    14,056,872    58,734,916     16,242,992      2,218,407       7,814,703      (551,049)
                                ------------   -----------    -----------     ----------    ------------   -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS...................  $ 13,341,889   $55,762,352    $16,546,767     $2,132,644    $  8,532,368   $   683,458
                                ============   ===========    ===========     ==========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                               Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley Morgan Stanley
                                  Variable       Variable       Variable       Variable       Variable       Variable
                                 Investment     Investment     Investment     Investment     Investment     Investment
                                   Series         Series         Series         Series         Series         Series
                                Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                               -------------- -------------- -------------- -------------- -------------- --------------
                                                 Limited                       Quality
                               Income Builder    Duration     Money Market   Income Plus   S&P 500 Index    Strategist
                               -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................  $   819,488    $ 1,479,946    $ 5,460,525    $ 8,393,308    $ 1,256,124    $  6,127,933
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................     (401,571)      (384,145)    (1,485,248)    (2,074,595)      (972,428)     (2,931,270)
    Administrative
     expense..................      (29,522)       (28,739)      (110,469)      (154,747)       (71,126)       (209,667)
                                -----------    -----------    -----------    -----------    -----------    ------------
    Net investment income
     (loss)...................      388,395      1,067,062      3,864,808      6,163,966        212,570       2,986,996
                                -----------    -----------    -----------    -----------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......    8,846,345     10,643,796     67,198,166     43,136,112     23,478,705      59,110,329
    Cost of investments
     sold.....................    7,355,498     11,111,216     67,198,166     43,300,146     18,250,233      54,607,309
                                -----------    -----------    -----------    -----------    -----------    ------------
       Realized gains
        (losses) on fund
        shares................    1,490,847       (467,420)            --       (164,034)     5,228,472       4,503,020
Realized gain
 distributions................    1,704,976             --             --             --             --      24,478,544
                                -----------    -----------    -----------    -----------    -----------    ------------
    Net realized gains
     (losses).................    3,195,823       (467,420)            --       (164,034)     5,228,472      28,981,564
Change in unrealized gains
 (losses).....................   (2,917,413)      (132,995)            --        897,473     (2,463,055)    (16,031,151)
                                -----------    -----------    -----------    -----------    -----------    ------------
    Net realized and
     unrealized gains
     (losses) on
     investments..............      278,410       (600,415)            --        733,439      2,765,417      12,950,413
                                -----------    -----------    -----------    -----------    -----------    ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS...................  $   666,805    $   466,647    $ 3,864,808    $ 6,897,405    $ 2,977,987    $ 15,937,409
                                ===========    ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                             Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                             Morgan Stanley     Variable         Variable         Variable         Variable         Variable
                                Variable       Investment       Investment       Investment       Investment       Investment
                               Investment        Series           Series           Series           Series           Series
                                 Series     (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                              Sub-Account     Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                             -------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                               Aggressive        Dividend                          European          Global
                                                 Equity           Growth           Equity           Growth         Advantage
                               Utilities    (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                             -------------- ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................  $ 2,422,100      $       --      $ 1,224,575      $   132,791      $   615,454       $   70,070
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...................   (1,700,463)       (479,753)      (1,985,445)      (1,733,750)        (694,405)        (170,770)
    Administrative
     expense................     (126,974)        (35,413)        (158,438)        (148,923)         (54,577)         (13,139)
                              -----------      ----------      -----------      -----------      -----------       ----------
    Net investment
     income (loss)..........      594,663        (515,166)        (919,308)      (1,749,882)        (133,528)        (113,839)
                              -----------      ----------      -----------      -----------      -----------       ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................   35,761,240       9,584,837       27,485,670       28,190,770       12,679,488        2,620,104
    Cost of investments
     sold...................   28,215,813       6,576,889       21,196,717       21,281,593        8,072,744        1,895,153
                              -----------      ----------      -----------      -----------      -----------       ----------
       Realized gains
        (losses) on
        fund shares.........    7,545,427       3,007,948        6,288,953        6,909,177        4,606,744          724,951
Realized gain
 distributions..............   13,069,440              --               --               --               --               --
                              -----------      ----------      -----------      -----------      -----------       ----------
    Net realized gains
     (losses)...............   20,614,867       3,007,948        6,288,953        6,909,177        4,606,744          724,951
Change in unrealized gains
 (losses)...................    1,359,484       2,238,906       (2,220,495)      12,232,408          938,815          808,110
                              -----------      ----------      -----------      -----------      -----------       ----------
    Net realized and
     unrealized gains
     (losses) on
     investments............   21,974,351       5,246,854        4,068,458       19,141,585        5,545,559        1,533,061
                              -----------      ----------      -----------      -----------      -----------       ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................  $22,569,014      $4,731,688      $ 3,149,150      $17,391,703      $ 5,412,031       $1,419,222
                              ===========      ==========      ===========      ===========      ===========       ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                             Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                Variable         Variable         Variable         Variable         Variable         Variable
                               Investment       Investment       Investment       Investment       Investment       Investment
                                 Series           Series           Series           Series           Series           Series
                            (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                              Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                            ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                 Global                                            Limited                           Quality
                            Dividend Growth     High Yield     Income Builder      Duration       Money Market     Income Plus
                            (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                            ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..................   $ 1,202,950       $1,657,988      $   986,255      $ 5,203,453      $ 4,581,974      $10,111,510
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk..........    (1,131,048)        (422,690)        (638,276)      (1,667,574)      (1,564,278)      (3,071,241)
    Administrative
     expense...............       (94,480)         (37,913)         (50,333)        (147,803)        (151,563)        (304,268)
                              -----------       ----------      -----------      -----------      -----------      -----------
    Net investment
     income (loss).........       (22,578)       1,197,385          297,646        3,388,076        2,866,133        6,736,001
                              -----------       ----------      -----------      -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales.................    16,906,135        7,653,049       13,123,082       23,569,031       72,963,880       38,613,664
    Cost of investments
     sold..................    12,243,679        7,826,979       10,549,780       24,689,897       72,963,880       38,719,244
                              -----------       ----------      -----------      -----------      -----------      -----------
       Realized gains
        (losses) on
        fund
        shares.............     4,662,456         (173,930)       2,573,302       (1,120,866)              --         (105,580)
Realized gain
 distributions.............     7,176,412               --        2,285,530               --               --               --
                              -----------       ----------      -----------      -----------      -----------      -----------
    Net realized gains
     (losses)..............    11,838,868         (173,930)       4,858,832       (1,120,866)              --         (105,580)
Change in unrealized
 gains (losses)............    (8,195,036)        (427,050)      (4,445,253)      (1,107,504)              --        1,027,836
                              -----------       ----------      -----------      -----------      -----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...........     3,643,832         (600,980)         413,579       (2,228,370)              --          922,256
                              -----------       ----------      -----------      -----------      -----------      -----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS................   $ 3,621,254       $  596,405      $   711,225      $ 1,159,706      $ 2,866,133      $ 7,658,257
                              ===========       ==========      ===========      ===========      ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                      Morgan Stanley   Morgan Stanley   Morgan Stanley  Neuberger & Neuberger &
                                         Variable         Variable         Variable       Berman       Berman
                                        Investment       Investment       Investment     Advisors     Advisors    Oppenheimer
                                          Series           Series           Series      Management   Management    Variable
                                     (Class Y Shares) (Class Y Shares) (Class Y Shares)    Trust       Trust     Account Funds
                                       Sub-Account      Sub-Account      Sub-Account    Sub-Account Sub-Account   Sub-Account
                                     ---------------- ---------------- ---------------- ----------- ------------ -------------
                                      S&P 500 Index      Strategist       Utilities      AMT Mid-                 Oppenheimer
                                     (Class Y Shares) (Class Y Shares) (Class Y Shares) Cap Growth  AMT Partners   Balanced
                                     ---------------- ---------------- ---------------- ----------- ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $ 2,400,516      $ 2,339,906      $   523,845      $   --      $   758     $  182,902
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................    (2,445,127)      (1,520,643)        (519,767)       (103)      (1,985)       (91,649)
    Administrative expense..........      (222,199)        (119,296)         (39,333)         (7)        (133)        (6,885)
                                       -----------      -----------      -----------      ------      -------     ----------
    Net investment income
     (loss).........................      (266,810)         699,967          (35,255)       (110)      (1,360)        84,368
                                       -----------      -----------      -----------      ------      -------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    35,371,800       22,978,713       10,484,627       1,954       38,145      2,617,471
    Cost of investments sold........    26,606,960       21,271,765        8,267,808       1,892       31,115      2,366,920
                                       -----------      -----------      -----------      ------      -------     ----------
       Realized gains (losses)
        on fund shares..............     8,764,840        1,706,948        2,216,819          62        7,030        250,551
Realized gain distributions.........            --       10,305,200        3,286,779          --       11,859        572,008
                                       -----------      -----------      -----------      ------      -------     ----------
    Net realized gains
     (losses).......................     8,764,840       12,012,148        5,503,598          62       18,889        822,559
Change in unrealized gains
 (losses)...........................    (2,985,194)      (6,661,222)         (55,600)      1,359       (6,998)      (712,340)
                                       -----------      -----------      -----------      ------      -------     ----------
    Net realized and unrealized
     gains (losses) on
     investments....................     5,779,646        5,350,926        5,447,998       1,421       11,891        110,219
                                       -----------      -----------      -----------      ------      -------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $ 5,512,836      $ 6,050,893      $ 5,412,743      $1,311      $10,531     $  194,587
                                       ===========      ===========      ===========      ======      =======     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                 Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer   Oppenheimer
                                  Variable      Variable      Variable      Variable      Variable      Variable
                                Account Funds Account Funds Account Funds Account Funds Account Funds Account Funds
                                 Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                ------------- ------------- ------------- ------------- ------------- -------------
                                                                                                       Oppenheimer
                                 Oppenheimer                 Oppenheimer                               Main Street
                                   Capital     Oppenheimer     Global      Oppenheimer   Oppenheimer    Small Cap
                                Appreciation    Core Bond    Securities    High Income   Main Street     Growth
                                ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $   27,825     $207,491     $  165,417     $ 135,155    $   78,598     $  15,133
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (152,157)     (48,654)      (151,221)      (22,853)      (97,692)      (54,725)
    Administrative expense.....     (11,976)      (4,015)       (12,150)       (1,879)       (7,312)       (4,602)
                                 ----------     --------     ----------     ---------    ----------     ---------
    Net investment income
     (loss)....................    (136,308)     154,822          2,046       110,423       (26,406)      (44,194)
                                 ----------     --------     ----------     ---------    ----------     ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales........   3,352,059      438,492      2,579,408       234,187     2,562,025       873,760
    Cost of investments
     sold......................   2,790,598      441,998      1,925,379       237,129     2,021,576       588,163
                                 ----------     --------     ----------     ---------    ----------     ---------
       Realized gains
        (losses) on fund
        shares.................     561,461       (3,506)       654,029        (2,942)      540,449       285,597
Realized gain distributions....          --           --        601,299            --            --       161,375
                                 ----------     --------     ----------     ---------    ----------     ---------
    Net realized gains
     (losses)..................     561,461       (3,506)     1,255,328        (2,942)      540,449       446,972
Change in unrealized gains
 (losses)......................   1,006,009      (32,057)      (647,266)     (129,578)     (258,165)     (480,753)
                                 ----------     --------     ----------     ---------    ----------     ---------
    Net realized and
     unrealized gains
     (losses) on
     investments...............   1,567,470      (35,563)       608,062      (132,520)      282,284       (33,781)
                                 ----------     --------     ----------     ---------    ----------     ---------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $1,431,162     $119,259     $  610,108     $ (22,097)   $  255,878     $ (77,975)
                                 ==========     ========     ==========     =========    ==========     =========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                           Oppenheimer      Oppenheimer     Oppenheimer     Oppenheimer
                                                             Variable        Variable         Variable       Variable
                              Oppenheimer   Oppenheimer   Account Funds    Account Funds   Account Funds   Account Funds
                               Variable       Variable    (Service Class  (Service Class   (Service Class (Service Class
                             Account Funds Account Funds     ("SC"))          ("SC"))         ("SC"))         ("SC"))
                              Sub-Account   Sub-Account    Sub-Account      Sub-Account     Sub-Account     Sub-Account
                             ------------- -------------- -------------- ----------------- -------------- ---------------
                                                                            Oppenheimer                     Oppenheimer
                              Oppenheimer   Oppenheimer    Oppenheimer        Capital       Oppenheimer       Global
                              MidCap Fund  Strategic Bond Balanced (SC)  Appreciation (SC) Core Bond (SC) Securities (SC)
                             ------------- -------------- -------------- ----------------- -------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $     --      $  240,030    $   996,800      $     7,890      $1,923,388     $   522,975
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...................    (31,412)        (91,333)      (600,036)      (1,165,684)       (646,672)       (644,015)
    Administrative
     expense................     (2,294)         (6,620)       (80,907)        (156,924)        (89,628)        (87,093)
                               --------      ----------    -----------      -----------      ----------     -----------
    Net investment income
     (loss).................    (33,706)        142,077        315,857       (1,314,718)      1,187,088        (208,133)
                               --------      ----------    -----------      -----------      ----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.....    754,529       1,913,384      7,236,881       16,105,699       4,974,610      12,495,577
    Cost of investments
     sold...................    753,884       1,721,181      6,857,693       13,053,849       4,958,472       9,977,358
                               --------      ----------    -----------      -----------      ----------     -----------
       Realized gains
        (losses) on
        fund shares.........        645         192,203        379,188        3,051,850          16,138       2,518,219
Realized gain
 distributions..............         --              --      3,429,718               --              --       2,187,093
                               --------      ----------    -----------      -----------      ----------     -----------
    Net realized gains
     (losses)...............        645         192,203      3,808,906        3,051,850          16,138       4,705,312
Change in unrealized gains
 (losses)...................    148,582         178,334     (3,299,259)       7,655,208           5,061      (2,584,644)
                               --------      ----------    -----------      -----------      ----------     -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............    149,227         370,537        509,647       10,707,058          21,199       2,120,668
                               --------      ----------    -----------      -----------      ----------     -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................   $115,521      $  512,614    $   825,504      $ 9,392,340      $1,208,287     $ 1,912,535
                               ========      ==========    ===========      ===========      ==========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                               Oppenheimer     Oppenheimer    Oppenheimer     Oppenheimer     Oppenheimer
                                 Variable        Variable       Variable        Variable        Variable
                              Account Funds   Account Funds  Account Funds   Account Funds   Account Funds        PIMCO
                              (Service Class  (Service Class (Service Class  (Service Class  (Service Class Advisors Variable
                                 ("SC"))         ("SC"))        ("SC"))         ("SC"))         ("SC"))      Insurance Trust
                               Sub-Account     Sub-Account    Sub-Account     Sub-Account     Sub-Account      Sub-Account
                             ---------------- -------------- -------------- ---------------- -------------- -----------------
                                                              Oppenheimer
                                               Oppenheimer    Main Street                     Oppenheimer
                               Oppenheimer         Main        Small Cap      Oppenheimer      Strategic
                             High Income (SC)  Street (SC)    Growth (SC)   MidCap Fund (SC)   Bond (SC)     OpCap Balanced
                             ---------------- -------------- -------------- ---------------- -------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $ 2,777,794     $ 1,003,215    $    89,084      $       --     $ 4,655,019        $   138
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...................      (565,368)     (1,703,100)      (780,558)       (325,372)     (1,931,806)          (146)
    Administrative
     expense................       (75,994)       (228,106)      (104,155)        (43,024)       (262,194)           (11)
                               -----------     -----------    -----------      ----------     -----------        -------
    Net investment income
     (loss).................     2,136,432        (927,991)      (795,629)       (368,396)      2,461,019            (19)
                               -----------     -----------    -----------      ----------     -----------        -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.....     7,770,328      20,600,249     11,806,254       5,459,271      21,461,675            306
    Cost of investments
     sold...................     7,841,363      15,921,729      9,437,710       4,303,008      19,962,184            281
                               -----------     -----------    -----------      ----------     -----------        -------
       Realized gains
        (losses) on
        fund shares.........       (71,035)      4,678,520      2,368,544       1,156,263       1,499,491             25
Realized gain
 distributions..............            --              --      1,926,647              --              --            695
                               -----------     -----------    -----------      ----------     -----------        -------
    Net realized gains
     (losses)...............       (71,035)      4,678,520      4,295,191       1,156,263       1,499,491            720
Change in unrealized gains
 (losses)...................    (2,816,151)       (432,171)    (4,868,815)        237,809       6,369,872         (1,292)
                               -----------     -----------    -----------      ----------     -----------        -------
    Net realized and
     unrealized gains
     (losses) on
     investments............    (2,887,186)      4,246,349       (573,624)      1,394,072       7,869,363           (572)
                               -----------     -----------    -----------      ----------     -----------        -------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................   $  (750,754)    $ 3,318,358    $(1,369,253)     $1,025,676     $10,330,382        $  (591)
                               ===========     ===========    ===========      ==========     ===========        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                     PIMCO            PIMCO           PIMCO           PIMCO           PIMCO           PIMCO
                               Advisors Variable    Variable        Variable        Variable        Variable        Variable
                                Insurance Trust  Insurance Trust Insurance Trust Insurance Trust Insurance Trust Insurance Trust
                                  Sub-Account      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                               ----------------- --------------- --------------- --------------- --------------- ---------------
                                                                                                    PIMCO VIT       PIMCO VIT
                                                                                                    Commodity       Emerging
                                     OpCap                                         PIMCO Total     Real Return    Markets Bond
                                   Small Cap      Foreign Bond    Money Market       Return         Strategy     (Admin Shares)
                               ----------------- --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................       $  --            $100           $  752           $ 674         $ 99,459        $ 36,042
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................         (32)            (42)            (225)           (199)         (33,738)         (9,140)
    Administrative
     expense..................          (3)             (3)             (17)            (14)          (4,322)         (1,214)
                                     -----            ----           ------           -----         --------        --------
    Net investment income
     (loss)...................         (35)             55              510             461           61,399          25,688
                                     -----            ----           ------           -----         --------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......          39              49            1,047             254          690,356         335,170
    Cost of investments
     sold.....................          33              85            1,047             285          705,337         330,761
                                     -----            ----           ------           -----         --------        --------
       Realized gains
        (losses) on fund
        shares................           6             (36)              --             (31)         (14,981)          4,409
Realized gain distributions...         497              --               --              --               --          14,368
                                     -----            ----           ------           -----         --------        --------
    Net realized gains
     (losses).................         503             (36)              --             (31)         (14,981)         18,777
Change in unrealized gains
 (losses).....................        (489)             10               --             558          388,199         (18,620)
                                     -----            ----           ------           -----         --------        --------
    Net realized and
     unrealized gains
     (losses) on
     investments..............          14             (26)              --             527          373,218             157
                                     -----            ----           ------           -----         --------        --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS...................       $ (21)           $ 29           $  510           $ 988         $434,617        $ 25,845
                                     =====            ====           ======           =====         ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                       PIMCO           PIMCO
                                     Variable        Variable         Putnam         Putnam         Putnam         Putnam
                                  Insurance Trust Insurance Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                    Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                  --------------- --------------- -------------- -------------- -------------- --------------
                                     PIMCO VIT       PIMCO VIT
                                    Real Return    Total Return    VT American
                                     (Advisor        (Advisor       Government     VT Capital     VT Capital    VT Discovery
                                      Shares)         Shares)         Income      Appreciation  Opportunities      Growth
                                  --------------- --------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends........................   $  302,705      $  911,361     $ 2,359,174    $    21,977    $        --     $       --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk........................     (109,143)       (293,375)       (669,269)      (216,909)      (119,378)      (235,418)
    Administrative expense.......      (12,693)        (36,893)             --             --             --           (708)
                                    ----------      ----------     -----------    -----------    -----------     ----------
    Net investment income
     (loss)......................      180,869         581,093       1,689,905       (194,932)      (119,378)      (236,126)
                                    ----------      ----------     -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..........    1,281,128       2,962,604       9,823,517      3,728,445      4,546,696      3,852,007
    Cost of investments
     sold........................    1,271,476       2,925,892      10,141,996      3,209,717      4,328,709      2,829,898
                                    ----------      ----------     -----------    -----------    -----------     ----------
       Realized gains
        (losses) on fund
        shares...................        9,652          36,712        (318,479)       518,728        217,987      1,022,109
Realized gain distributions......       22,831              --              --      1,229,015        662,708      1,512,665
                                    ----------      ----------     -----------    -----------    -----------     ----------
    Net realized gains
     (losses)....................       32,483          36,712        (318,479)     1,747,743        880,695      2,534,774
Change in unrealized gains
 (losses)........................      485,274         850,224       1,794,968     (2,696,015)    (1,594,153)      (861,456)
                                    ----------      ----------     -----------    -----------    -----------     ----------
    Net realized and
     unrealized gains (losses)
     on investments..............      517,757         886,936       1,476,489       (948,272)      (713,458)     1,673,318
                                    ----------      ----------     -----------    -----------    -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS......................   $  698,626      $1,468,029     $ 3,166,394    $(1,143,204)   $  (832,836)    $1,437,192
                                    ==========      ==========     ===========    ===========    ===========     ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                         Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                     Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                   VT The George        VT
                                     VT Diversified   VT Equity     Putnam Fund    Global Asset    VT Global    VT Growth and
                                         Income         Income       of Boston      Allocation       Equity         Income
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $ 3,978,138    $   502,958    $  5,607,454   $   273,715    $ 1,244,756   $   6,896,264
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................   (1,069,050)      (505,924)     (2,709,651)     (740,634)      (803,932)     (6,927,153)
    Administrative expense..........       (1,061)            --        (110,610)      (45,791)            --        (162,596)
                                      -----------    -----------    ------------   -----------    -----------   -------------
    Net investment income
     (loss).........................    2,908,027         (2,966)      2,787,193      (512,710)       440,824        (193,485)
                                      -----------    -----------    ------------   -----------    -----------   -------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   20,303,752      8,678,880      48,749,847    14,841,908     14,607,004     133,106,987
    Cost of investments sold........   20,695,155      7,386,323      44,755,681    12,903,218     15,543,949     123,272,442
                                      -----------    -----------    ------------   -----------    -----------   -------------
       Realized gains (losses)
        on fund shares..............     (391,403)     1,292,557       3,994,166     1,938,690       (936,945)      9,834,545
Realized gain distributions.........           --      2,500,885      19,463,083            --             --      79,244,020
                                      -----------    -----------    ------------   -----------    -----------   -------------
    Net realized gains
     (losses).......................     (391,403)     3,793,442      23,457,249     1,938,690       (936,945)     89,078,565
Change in unrealized gains
 (losses)...........................     (449,213)    (3,068,540)    (26,346,702)     (657,885)     5,018,244    (119,833,523)
                                      -----------    -----------    ------------   -----------    -----------   -------------
    Net realized and unrealized
     gains (losses) on
     investments....................     (840,616)       724,902      (2,889,453)    1,280,805      4,081,299     (30,754,958)
                                      -----------    -----------    ------------   -----------    -----------   -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $ 2,067,411    $   721,936    $   (102,260)  $   768,095    $ 4,522,123   $ (30,948,443)
                                      ===========    ===========    ============   ===========    ===========   =============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                         Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                     Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                                      VT
                                                                                                       VT       International
                                       VT Growth      VT Health                                  International    Growth and
                                     Opportunities     Sciences    VT High Yield    VT Income        Equity         Income
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................   $   11,417    $   512,558    $ 7,386,546    $11,015,007    $  9,630,449   $  1,297,427
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......     (278,501)      (850,984)    (1,301,071)    (2,934,359)     (4,898,551)      (997,159)
    Administrative expense..........         (193)       (15,797)       (87,892)      (191,031)       (261,418)            (7)
                                       ----------    -----------    -----------    -----------    ------------   ------------
    Net investment income
     (loss).........................     (267,277)      (354,223)     5,997,583      7,889,617       4,470,480        300,261
                                       ----------    -----------    -----------    -----------    ------------   ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    5,494,881     17,439,952     24,083,195     42,607,691      81,218,355     20,650,112
    Cost of investments sold........    6,378,618     14,937,998     24,411,523     42,826,535      64,281,445     16,041,933
                                       ----------    -----------    -----------    -----------    ------------   ------------
       Realized gains (losses)
        on fund shares..............     (883,737)     2,501,954       (328,328)      (218,844)     16,936,910      4,608,179
Realized gain distributions.........           --             --             --             --      41,689,914     13,410,477
                                       ----------    -----------    -----------    -----------    ------------   ------------
    Net realized gains (losses).....     (883,737)     2,501,954       (328,328)      (218,844)     58,626,824     18,018,656
Change in unrealized gains
 (losses)...........................    1,952,659     (2,780,690)    (4,369,630)       (90,225)    (40,153,403)   (14,035,621)
                                       ----------    -----------    -----------    -----------    ------------   ------------
    Net realized and unrealized
     gains (losses) on
     investments....................    1,068,922       (278,736)    (4,697,958)      (309,069)     18,473,421      3,983,035
                                       ----------    -----------    -----------    -----------    ------------   ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................   $  801,645    $  (632,959)   $ 1,299,625    $ 7,580,548    $ 22,943,901   $  4,283,296
                                       ==========    ===========    ===========    ===========    ============   ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                         Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                     Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                           VT
                                     International
                                          New                            VT             VT           VT New
                                     Opportunities   VT Investors  Mid Cap Value   Money Market  Opportunities   VT New Value
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $   357,231    $   557,715    $   288,130    $  7,316,593   $        --    $  2,227,925
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (574,418)    (2,134,230)      (274,979)     (2,192,368)   (1,407,864)     (2,715,824)
    Administrative expense..........           --        (38,526)            --        (222,800)      (18,270)       (150,035)
                                      -----------    -----------    -----------    ------------   -----------    ------------
    Net investment income
     (loss).........................     (217,187)    (1,615,041)        13,151       4,901,425    (1,426,134)       (637,934)
                                      -----------    -----------    -----------    ------------   -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   11,788,134     41,511,817      6,796,342     122,737,286    25,777,886      47,481,617
    Cost of investments sold........    8,350,646     40,804,047      5,926,054     122,737,286    33,456,671      40,276,723
                                      -----------    -----------    -----------    ------------   -----------    ------------
       Realized gains (losses)
        on fund shares..............    3,437,488        707,770        870,288              --    (7,678,785)      7,204,894
Realized gain distributions.........           --             --      1,656,749              --            --      18,641,382
                                      -----------    -----------    -----------    ------------   -----------    ------------
    Net realized gains
     (losses).......................    3,437,488        707,770      2,527,037              --    (7,678,785)     25,846,276
Change in unrealized gains
 (losses)...........................    1,244,562     (7,938,716)    (2,358,068)             --    13,827,773     (35,748,178)
                                      -----------    -----------    -----------    ------------   -----------    ------------
    Net realized and unrealized
     gains (losses) on
     investments....................    4,682,050     (7,230,946)       168,969              --     6,148,988      (9,901,902)
                                      -----------    -----------    -----------    ------------   -----------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $ 4,464,863    $(8,845,987)   $   182,120    $  4,901,425   $ 4,722,854    $(10,539,836)
                                      ===========    ===========    ===========    ============   ===========    ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                         Putnam         Putnam         Putnam         Putnam         Putnam         Putnam
                                     Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                                                        VT
                                        VT OTC &                                    Utilities
                                        Emerging                    VT Small Cap    Growth and
                                         Growth      VT Research       Value          Income        VT Vista      VT Voyager
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $        --    $   330,242    $    875,196   $   882,397    $        --    $         --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......     (410,739)    (1,079,325)     (2,128,507)     (703,375)    (1,115,642)     (3,894,674)
    Administrative expense..........           --        (13,832)        (44,277)      (13,531)       (26,381)       (154,289)
                                      -----------    -----------    ------------   -----------    -----------    ------------
    Net investment income
     (loss).........................     (410,739)      (762,915)     (1,297,588)      165,491     (1,142,023)     (4,048,963)
                                      -----------    -----------    ------------   -----------    -----------    ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    8,498,504     20,507,067      43,175,682    15,123,283     23,717,242      79,892,454
    Cost of investments sold........   10,762,507     18,143,926      33,318,910    11,212,111     23,316,145      96,038,763
                                      -----------    -----------    ------------   -----------    -----------    ------------
       Realized gains (losses)
        on fund shares..............   (2,264,003)     2,363,141       9,856,772     3,911,172        401,097     (16,146,309)
Realized gain distributions.........           --             --      17,503,929            --             --              --
                                      -----------    -----------    ------------   -----------    -----------    ------------
    Net realized gains (losses).....   (2,264,003)     2,363,141      27,360,701     3,911,172        401,097     (16,146,309)
Change in unrealized gains
 (losses)...........................    5,921,899     (1,452,534)    (44,399,126)    4,315,709      3,178,733      31,563,983
                                      -----------    -----------    ------------   -----------    -----------    ------------
    Net realized and unrealized
     gains (losses) on
     investments....................    3,657,896        910,607     (17,038,425)    8,226,881      3,579,830      15,417,674
                                      -----------    -----------    ------------   -----------    -----------    ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $ 3,247,157    $   147,692    $(18,336,013)  $ 8,392,372    $ 2,437,807    $ 11,368,711
                                      ===========    ===========    ============   ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                         Rydex       STI Classic    STI Classic    STI Classic    STI Classic    STI Classic
                                     Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust Variable Trust
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                     -------------- -------------- -------------- -------------- -------------- --------------
                                                      STI Clasic     STI Clasic
                                                      Large Cap      Large Cap         STI                        STI Large
                                                     Core Equity    Growth Stock  International  STI Investment   Cap Value
                                       Rydex OTC       Fund (o)       Fund (p)    Equity (j)(q)  Grade Bond (q)     Equity
                                     -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................      $  5        $   50,582     $   69,392    $    27,811     $  229,462    $   283,146
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk......       (82)          (62,346)      (233,115)       (16,814)       (36,858)      (245,531)
    Administrative expense..........        (6)           (5,626)       (18,422)        (1,389)        (3,172)       (19,780)
                                          ----        ----------     ----------    -----------     ----------    -----------
    Net investment income
     (loss).........................       (83)          (17,390)      (182,145)         9,608        189,432         17,835
                                          ----        ----------     ----------    -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............        89         2,001,133      8,370,348      4,599,347      9,379,411      8,110,446
    Cost of investments sold........        74         1,594,102      7,962,946      3,844,194      9,455,632      6,020,764
                                          ----        ----------     ----------    -----------     ----------    -----------
       Realized gains (losses)
        on fund shares..............        15           407,031        407,402        755,153        (76,221)     2,089,682
Realized gain distributions.........        --           246,030        933,165        558,533             --             --
                                          ----        ----------     ----------    -----------     ----------    -----------
    Net realized gains (losses).....        15           653,061      1,340,567      1,313,686        (76,221)     2,089,682
Change in unrealized gains
 (losses)...........................       902          (624,567)     1,015,809     (1,042,650)          (265)    (1,438,636)
                                          ----        ----------     ----------    -----------     ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments....................       917            28,494      2,356,376        271,036        (76,486)       651,046
                                          ----        ----------     ----------    -----------     ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................      $834        $   11,104     $2,174,231    $   280,644     $  112,946    $   668,881
                                          ====        ==========     ==========    ===========     ==========    ===========

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(o)Previously known as STI Large Cap Relative Value
(p)Previously known as STI Capital Appreciation
(q)For the period beginning January 1, 2007 and ended April 27, 2007


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                              The Universal  The Universal  The Universal  The Universal
                                 STI Classic    STI Classic   Institutional  Institutional  Institutional  Institutional
                               Variable Trust  Variable Trust  Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.
                                 Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                               --------------- -------------- -------------- -------------- -------------- -------------
                                     STI                        Van Kampen                                  Van Kampen
                                Mid-Cap Core   STI Small Cap   UIF Emerging  Van Kampen UIF Van Kampen UIF  UIF Global
                               Equity Fund (r)  Value Equity  Markets Equity Equity Growth   Fixed Income  Value Equity
                               --------------- -------------- -------------- -------------- -------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.....................   $    15,640    $    82,223    $   284,654    $        --      $ 65,659       $ 1,025
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.....................       (97,940)      (129,894)    (1,000,738)      (845,901)      (25,049)         (741)
    Administrative
     expense..................        (7,870)       (11,533)       (64,852)       (70,746)       (1,829)          (58)
                                 -----------    -----------    -----------    -----------      --------       -------
    Net investment income
     (loss)...................       (90,170)       (59,204)      (780,936)      (916,647)       38,781           226
                                 -----------    -----------    -----------    -----------      --------       -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales.......     3,404,475      3,252,501     25,845,376     18,256,090       196,997        15,287
    Cost of investments
     sold.....................     2,894,607      2,591,700     14,237,229     14,790,608       192,518        11,380
                                 -----------    -----------    -----------    -----------      --------       -------
       Realized gains
        (losses) on fund
        shares................       509,868        660,801     11,608,147      3,465,482         4,479         3,907
Realized gain
 distributions................     1,027,832      1,975,895      7,262,135             --            --         4,326
                                 -----------    -----------    -----------    -----------      --------       -------
    Net realized gains
     (losses).................     1,537,700      2,636,696     18,870,282      3,465,482         4,479         8,233
Change in unrealized gains
 (losses).....................    (1,061,753)    (2,331,112)     2,895,074      7,787,781        26,766        (5,150)
                                 -----------    -----------    -----------    -----------      --------       -------
    Net realized and
     unrealized gains
     (losses) on
     investments..............       475,947        305,584     21,765,356     11,253,263        31,245         3,083
                                 -----------    -----------    -----------    -----------      --------       -------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS...................   $   385,777    $   246,380    $20,984,420    $10,336,616      $ 70,026       $ 3,309
                                 ===========    ===========    ===========    ===========      ========       =======

--------
(r)Previously known as STI Mid-Cap Equity


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                     The Universal  The Universal  The Universal  The Universal The Universal The Universal
                                     Institutional  Institutional  Institutional  Institutional Institutional Institutional
                                      Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.   Funds, Inc.
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                     -------------- -------------- -------------- ------------- ------------- -------------
                                                                                   Van Kampen
                                                    Van Kampen UIF                  UIF U.S.     Van Kampen
                                       Van Kampen   International  Van Kampen UIF    Mid Cap      UIF U.S.     Van Kampen
                                     UIF High Yield     Magnum     Mid Cap Growth     Value      Real Estate    UIF Value
                                     -------------- -------------- -------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...........................     $ 783       $   589,804    $        --   $    878,909  $    733,654    $  5,222
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................      (127)         (618,572)      (616,587)    (2,116,605)   (1,060,877)     (4,422)
    Administrative expense..........        (8)          (40,612)       (39,317)      (151,738)      (68,514)       (297)
                                         -----       -----------    -----------   ------------  ------------    --------
    Net investment income
     (loss).........................       648           (69,380)      (655,904)    (1,389,434)     (395,737)        503
                                         -----       -----------    -----------   ------------  ------------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............       375        12,659,127     13,940,256     41,782,630    25,701,662      90,598
    Cost of investments sold........       196         9,721,465      9,857,132     31,482,653    16,027,015      74,770
                                         -----       -----------    -----------   ------------  ------------    --------
       Realized gains (losses)
        on fund shares..............       179         2,937,662      4,083,124     10,299,977     9,674,647      15,828
Realized gain distributions.........        --         4,057,648      1,842,447     13,609,160     5,729,255      19,829
                                         -----       -----------    -----------   ------------  ------------    --------
    Net realized gains
     (losses).......................       179         6,995,310      5,925,571     23,909,137    15,403,902      35,657
Change in unrealized gains
 (losses)...........................      (610)       (2,006,449)     2,036,135    (13,719,771)  (26,369,714)    (45,909)
                                         -----       -----------    -----------   ------------  ------------    --------
    Net realized and unrealized
     gains (losses) on
     investments....................      (431)        4,988,861      7,961,706     10,189,366   (10,965,812)    (10,252)
                                         -----       -----------    -----------   ------------  ------------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................     $ 217       $ 4,919,481    $ 7,305,802   $  8,799,932  $(11,361,549)   $ (9,749)
                                         =====       ===========    ===========   ============  ============    ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                     The Universal The Universal  The Universal  The Universal  The Universal The Universal
                                     Institutional Institutional  Institutional  Institutional  Institutional Institutional
                                      Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.    Funds, Inc.   Funds, Inc.
                                      (Class II)     (Class II)     (Class II)     (Class II)    (Class II)    (Class II)
                                      Sub-Account   Sub-Account    Sub-Account    Sub-Account    Sub-Account   Sub-Account
                                     ------------- -------------- -------------- -------------- ------------- -------------
                                                                                                               Van Kampen
                                      Van Kampen     Van Kampen     Van Kampen                   Van Kampen     UIF Int'l
                                     UIF Emerging   UIF Emerging  UIF Equity and Van Kampen UIF  UIF Global      Growth
                                     Markets Debt  Markets Equity     Income     Equity Growth    Franchise      Equity
                                      (Class II)     (Class II)     (Class II)     (Class II)    (Class II)    (Class II)
                                     ------------- -------------- -------------- -------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...........................  $ 2,128,958   $   157,487    $ 1,548,658     $       --    $        --    $  7,589
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (423,951)     (567,563)    (1,253,792)      (269,685)    (1,797,863)    (70,942)
    Administrative expense..........      (56,831)      (72,786)      (163,091)       (35,636)      (230,297)     (8,858)
                                      -----------   -----------    -----------     ----------    -----------    --------
    Net investment income
     (loss).........................    1,648,176      (482,862)       131,775       (305,321)    (2,028,160)    (72,211)
                                      -----------   -----------    -----------     ----------    -----------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............    5,911,000     9,472,088     17,725,196      5,278,857     22,501,377     902,747
    Cost of investments sold........    5,862,285     5,796,991     15,706,185      3,859,346     18,563,875     770,364
                                      -----------   -----------    -----------     ----------    -----------    --------
       Realized gains (losses)
        on fund shares..............       48,715     3,675,097      2,019,011      1,419,511      3,937,502     132,383
Realized gain distributions.........      915,468     4,267,122      2,180,391             --     10,730,419     108,727
                                      -----------   -----------    -----------     ----------    -----------    --------
    Net realized gains
     (losses).......................      964,183     7,942,219      4,199,402      1,419,511     14,667,921     241,110
Change in unrealized gains
 (losses)...........................   (1,242,001)    4,838,731     (2,806,181)     2,222,472     (3,583,434)    344,536
                                      -----------   -----------    -----------     ----------    -----------    --------
    Net realized and unrealized
     gains (losses) on
     investments....................     (277,818)   12,780,950      1,393,221      3,641,983     11,084,487     585,646
                                      -----------   -----------    -----------     ----------    -----------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $ 1,370,358   $12,298,088    $ 1,524,996     $3,336,662    $ 9,056,327    $513,435
                                      ===========   ===========    ===========     ==========    ===========    ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                     The Universal The Universal  The Universal  The Universal  Van Kampen   Van Kampen
                                     Institutional Institutional  Institutional  Institutional     Life         Life
                                      Funds, Inc.   Funds, Inc.    Funds, Inc.    Funds, Inc.   Investment   Investment
                                      (Class II)     (Class II)     (Class II)    (Class II)       Trust        Trust
                                      Sub-Account   Sub-Account    Sub-Account    Sub-Account   Sub-Account  Sub-Account
                                     ------------- -------------- -------------- ------------- ------------  -----------
                                      Van Kampen   Van Kampen UIF Van Kampen UIF  Van Kampen
                                      UIF Mid Cap  Small Company   U.S. Mid Cap    UIF U.S.
                                        Growth         Growth         Value       Real Estate       LIT          LIT
                                      (Class II)     (Class II)     (Class II)    (Class II)     Comstock    Government
                                     ------------- -------------- -------------- ------------- ------------  -----------
NET INVESTMENT
 INCOME (LOSS)
Dividends...........................  $        --   $        --    $   490,856   $  1,049,665  $  1,824,677   $ 74,586
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (871,680)     (394,269)    (1,265,101)    (1,620,791)   (1,313,557)   (19,099)
    Administrative expense..........     (110,408)      (49,198)      (160,717)      (212,851)      (96,250)    (1,544)
                                      -----------   -----------    -----------   ------------  ------------   --------
    Net investment income
     (loss).........................     (982,088)     (443,467)      (934,962)      (783,977)      414,870     53,943
                                      -----------   -----------    -----------   ------------  ------------   --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   12,108,326     7,289,309     15,807,430     30,116,290    31,179,631    413,856
    Cost of investments sold........    9,614,808     5,821,323     12,899,447     23,576,286    25,705,987    413,913
                                      -----------   -----------    -----------   ------------  ------------   --------
       Realized gains (losses)
        on fund shares..............    2,493,518     1,467,986      2,907,983      6,540,004     5,473,644        (57)
Realized gain distributions.........    2,828,895     2,200,058      8,521,380      9,742,420     2,246,575         --
                                      -----------   -----------    -----------   ------------  ------------   --------
    Net realized gains
     (losses).......................    5,322,413     3,668,044     11,429,363     16,282,424     7,720,219        (57)
Change in unrealized gains
 (losses)...........................    6,223,096    (2,755,794)    (5,498,773)   (36,024,311)  (10,315,466)    32,771
                                      -----------   -----------    -----------   ------------  ------------   --------
    Net realized and unrealized
     gains (losses) on
     investments....................   11,545,509       912,250      5,930,590    (19,741,887)   (2,595,247)    32,714
                                      -----------   -----------    -----------   ------------  ------------   --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $10,563,421   $   468,783    $ 4,995,628   $(20,525,864) $ (2,180,377)  $ 86,657
                                      ===========   ===========    ===========   ============  ============   ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------


                                                                 Van Kampen    Van Kampen     Van Kampen    Van Kampen
                                      Van Kampen  Van Kampen        Life          Life           Life          Life
                                         Life        Life        Investment    Investment     Investment    Investment
                                      Investment  Investment       Trust         Trust          Trust         Trust
                                        Trust        Trust       (Class II)    (Class II)     (Class II)    (Class II)
                                     Sub-Account  Sub-Account   Sub-Account   Sub-Account    Sub-Account   Sub-Account
                                     ------------ -----------  -------------- ------------  -------------- ------------
                                                               LIT Aggressive               LIT Growth and     LIT
                                         LIT         Strat         Growth     LIT Comstock      Income     Money Market
                                     Money Market  Growth I      (Class II)    (Class II)     (Class II)    (Class II)
                                     ------------ -----------  -------------- ------------  -------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...........................  $  150,966  $    23,798    $       --   $  5,583,590   $ 2,373,860   $ 1,529,115
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk...........................     (41,585)    (702,698)     (343,684)    (5,328,282)   (2,507,760)     (493,591)
    Administrative expense..........      (3,295)     (48,830)      (35,874)      (551,863)     (323,205)      (66,919)
                                      ----------  -----------    ----------   ------------   -----------   -----------
    Net investment income
     (loss).........................     106,086     (727,730)     (379,558)      (296,555)     (457,105)      968,605
                                      ----------  -----------    ----------   ------------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.............   1,501,402   15,051,276     6,014,694     69,075,366    30,745,077    23,336,837
    Cost of investments sold........   1,501,402   16,338,525     5,050,848     56,418,046    25,346,297    23,336,837
                                      ----------  -----------    ----------   ------------   -----------   -----------
       Realized gains (losses)
        on fund shares..............          --   (1,287,249)      963,846     12,657,320     5,398,780            --
Realized gain distributions.........          --           --     1,543,863      7,748,072     6,393,176            --
                                      ----------  -----------    ----------   ------------   -----------   -----------
    Net realized gains
     (losses).......................          --   (1,287,249)    2,507,709     20,405,392    11,791,956            --
Change in unrealized gains
 (losses)...........................          --    8,916,296     1,116,496    (31,519,323)   (9,370,433)           --
                                      ----------  -----------    ----------   ------------   -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments....................          --    7,629,047     3,624,205    (11,113,931)    2,421,523            --
                                      ----------  -----------    ----------   ------------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.........................  $  106,086  $ 6,901,317    $3,244,647   $(11,410,486)  $ 1,964,418   $   968,605
                                      ==========  ===========    ==========   ============   ===========   ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                  Van Kampen
                                                                     Life
                                                                  Investment
                                                                     Trust
                                                                  (Class II)
                                                                  Sub-Account
                                                                  -----------
                                                                     Strat
                                                                   Growth II
                                                                  -----------
 NET INVESTMENT INCOME (LOSS)
 Dividends....................................................... $        --
 Charges from Allstate Life Insurance Company:
     Mortality and expense risk..................................  (1,032,752)
     Administrative expense......................................    (100,636)
                                                                  -----------
     Net investment income (loss)................................  (1,133,388)
                                                                  -----------
 NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
 Realized gains (losses) on fund shares:
     Proceeds from sales.........................................  16,816,038
     Cost of investments sold....................................  13,440,712
                                                                  -----------
        Realized gains (losses) on fund shares...................   3,375,326
 Realized gain distributions.....................................          --
                                                                  -----------
     Net realized gains (losses).................................   3,375,326
 Change in unrealized gains (losses).............................   6,663,483
                                                                  -----------
     Net realized and unrealized gains (losses) on investments...  10,038,809
                                                                  -----------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS............... $ 8,905,421
                                                                  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                           Series      Series      Series      Series      Series      Series
                                            Trust       Trust       Trust       Trust       Trust       Trust
                                         Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                                                 AST         AST         AST
                                                         AST         AST      Alliance    Alliance    American
                                             AST     Aggressive   Alliance    Bernstein   Bernstein    Century
                                          Advanced      Asset     Bernstein   Growth &     Managed    Strategic
                                         Strategies  Allocation  Core Value    Income     Index 500  Allocation
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                          2007 (a)    2007 (a)    2007 (a)    2007 (a)    2007 (a)    2007 (a)
                                         ----------- ----------- ----------- ----------- ----------- -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $      (53)   $   (28)    $    (1)    $   208     $   602    $  1,745
Net realized gains (losses).............        (16)       298          --       1,337      (1,011)      5,907
Change in unrealized gains (losses).....      2,697        925         (46)     (2,142)       (169)     (7,407)
                                         ----------    -------     -------     -------     -------    --------
Increase (decrease) in net assets from
 operations.............................      2,628      1,195         (47)       (597)       (578)        245
                                         ----------    -------     -------     -------     -------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................  1,228,958     52,574          --          --          --     134,819
Benefit payments........................         --         --          --          --          --          --
Payments on termination.................     (1,297)        --          --          --          --         (45)
Contract maintenance charge.............         --         --          --          --          --          --
Transfers among the sub-accounts and
 with the Fixed Account--net............      8,592        242       9,570      48,939      12,276         467
Adjustment to net assets allocated to
 contract in payout period..............         --         --          --          --          --          --
                                         ----------    -------     -------     -------     -------    --------
Increase (decrease) in net assets from
 contract transactions..................  1,236,253     52,816       9,570      48,939      12,276     135,241
                                         ----------    -------     -------     -------     -------    --------
INCREASE (DECREASE) IN NET
 ASSETS.................................  1,238,881     54,011       9,523      48,342      11,698     135,486
NET ASSETS AT BEGINNING OF
 PERIOD.................................         --         --          --          --          --          --
                                         ----------    -------     -------     -------     -------    --------
NET ASSETS AT END OF
 PERIOD................................. $1,238,881    $54,011     $ 9,523     $48,342     $11,698    $135,486
                                         ==========    =======     =======     =======     =======    ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................         --         --          --          --          --          --
       Units issued.....................    166,390      5,236       2,003       8,649       7,302      26,417
       Units redeemed...................    (47,938)       (23)     (1,002)     (3,908)     (6,104)    (13,397)
                                         ----------    -------     -------     -------     -------    --------
    Units outstanding at end of
     period.............................    118,452      5,213       1,001       4,741       1,198      13,020
                                         ==========    =======     =======     =======     =======    ========

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Advanced    Advanced    Advanced     Advanced    Advanced    Advanced
                                                    Series      Series      Series       Series      Series      Series
                                                     Trust       Trust       Trust       Trust        Trust       Trust
                                                  Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account Sub-Account
                                                  ----------- ----------- ----------- ------------ ----------- -----------
                                                      AST     AST Capital     AST         AST          AST         AST
                                                   Balanced     Growth      Cohen &   Conservative    DeAm        DeAm
                                                     Asset       Asset      Steers       Asset      Large-Cap   Small-Cap
                                                  Allocation  Allocation    Realty     Allocation     Value       Value
                                                  ----------- ----------- ----------- ------------ ----------- -----------
                                                   2007 (a)    2007 (a)    2007 (a)     2007 (a)    2007 (a)    2007 (a)
                                                  ----------- ----------- ----------- ------------ ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $   (1,376) $   (3,860)   $   (1)     $   (707)    $   --       $ --
Net realized gains (losses)......................      7,814       3,846        --         1,793         --         --
Change in unrealized gains (losses)..............    (28,255)    (45,349)      (18)        2,729         (1)         9
                                                  ----------  ----------    ------      --------     ------       ----
Increase (decrease) in net assets from
 operations......................................    (21,817)    (45,363)      (19)        3,815         (1)         9
                                                  ----------  ----------    ------      --------     ------       ----
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................  3,549,877   2,482,865     5,500       715,901         --         --
Benefit payments.................................         --          --        --            --         --         --
Payments on termination..........................    (12,089)        (80)       --        (2,004)        --         --
Contract maintenance charge......................         --          --        --            --         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................    115,215     228,172     2,242       (48,697)     1,221        335
Adjustment to net assets allocated to contract in
 payout period...................................         --          --        --            --         --         --
                                                  ----------  ----------    ------      --------     ------       ----
Increase (decrease) in net assets from contract
 transactions....................................  3,653,003   2,710,957     7,742       665,200      1,221        335
                                                  ----------  ----------    ------      --------     ------       ----
INCREASE (DECREASE) IN NET
 ASSETS..........................................  3,631,186   2,665,594     7,723       669,015      1,220        344
NET ASSETS AT BEGINNING OF
 PERIOD..........................................         --          --        --            --         --         --
                                                  ----------  ----------    ------      --------     ------       ----
NET ASSETS AT END OF PERIOD...................... $3,631,186  $2,665,594    $7,723      $669,015     $1,220       $344
                                                  ==========  ==========    ======      ========     ======       ====
UNITS OUTSTANDING
    Units outstanding at beginning of period.....         --          --        --            --         --         --
       Units issued..............................    530,450     430,420     1,078       115,196        248         78
       Units redeemed............................   (181,987)   (174,285)     (255)      (51,088)      (124)       (39)
                                                  ----------  ----------    ------      --------     ------       ----
    Units outstanding at end of period...........    348,463     256,135       823        64,108        124         39
                                                  ==========  ==========    ======      ========     ======       ====

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Advanced    Advanced     Advanced     Advanced    Advanced    Advanced
                                                    Series      Series       Series       Series      Series      Series
                                                     Trust       Trust       Trust        Trust        Trust       Trust
                                                  Sub-Account Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account
                                                  ----------- ----------- ------------ ------------ ----------- -----------
                                                                              AST          AST          AST
                                                      AST         AST     First Trust    Goldman      Goldman
                                                   Federated  First Trust   Capital       Sachs        Sachs
                                                  Aggressive   Balanced   Appreciation Concentrated   Mid-Cap       AST
                                                    Growth      Target       Target       Growth      Growth    High Yield
                                                  ----------- ----------- ------------ ------------ ----------- -----------
                                                   2007 (a)    2007 (a)     2007 (a)     2007 (a)    2007 (a)    2007 (a)
                                                  ----------- ----------- ------------ ------------ ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).....................    $ --     $     (128)  $   (5,685)   $    (2)     $   (1)     $   (1)
Net realized gains (losses)......................      --           (935)      (9,148)        --          --          --
Change in unrealized gains (losses)..............       6        (20,753)       6,421        (68)        (28)          9
                                                     ----     ----------   ----------    -------      ------      ------
Increase (decrease) in net assets from
 operations......................................       6        (21,816)      (8,412)       (70)        (29)          8
                                                     ----     ----------   ----------    -------      ------      ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................      --      2,487,259    4,752,043         --          --          --
Benefit payments.................................      --             --           --         --          --          --
Payments on termination..........................      --         (1,537)        (670)        --          --          --
Contract maintenance charge......................      --             --           --         --          --          --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................     610         15,209      (89,872)    10,494       1,905       1,831
Adjustment to net assets allocated to contract in
 payout period...................................      --             --           --         --          --          --
                                                     ----     ----------   ----------    -------      ------      ------
Increase (decrease) in net assets from contract
 transactions....................................     610      2,500,931    4,661,501     10,494       1,905       1,831
                                                     ----     ----------   ----------    -------      ------      ------
INCREASE (DECREASE) IN NET
 ASSETS..........................................     616      2,479,115    4,653,089     10,424       1,876       1,839
NET ASSETS AT BEGINNING OF
 PERIOD..........................................      --             --           --         --          --          --
                                                     ----     ----------   ----------    -------      ------      ------
NET ASSETS AT END OF PERIOD......................    $616     $2,479,115   $4,653,089    $10,424      $1,876      $1,839
                                                     ====     ==========   ==========    =======      ======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period......................................      --             --           --         --          --          --
       Units issued..............................     120        390,812      649,071      1,998         360         349
       Units redeemed............................     (60)      (152,540)    (207,885)    (1,000)       (179)       (174)
                                                     ----     ----------   ----------    -------      ------      ------
    Units outstanding at end of period...........      60        238,272      441,186        998         181         175
                                                     ====     ==========   ==========    =======      ======      ======

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                    Advanced      Advanced      Advanced     Advanced    Advanced    Advanced
                                                     Series        Series        Series       Series      Series      Series
                                                      Trust         Trust         Trust        Trust       Trust       Trust
                                                   Sub-Account   Sub-Account   Sub-Account  Sub-Account Sub-Account Sub-Account
                                                  ------------- ------------- ------------- ----------- ----------- -----------
                                                                                   AST                      AST         AST
                                                       AST           AST        JPMorgan        AST        Lord       Marsico
                                                  International International International  Large-Cap  Abbett Bond   Capital
                                                     Growth         Value        Equity        Value     Debenture    Growth
                                                  ------------- ------------- ------------- ----------- ----------- -----------
                                                    2007 (a)      2007 (a)      2007 (a)     2007 (a)    2007 (a)    2007 (a)
                                                  ------------- ------------- ------------- ----------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).....................    $    (2)      $   177       $   392      $    90     $   (1)     $   (10)
Net realized gains (losses)......................      1,425           236           211          288         --           --
Change in unrealized gains (losses)..............     (1,436)       (1,222)       (1,011)      (1,457)        13         (284)
                                                     -------       -------       -------      -------     ------      -------
Increase (decrease) in net assets from
 operations......................................        (13)         (809)         (408)      (1,079)        12         (294)
                                                     -------       -------       -------      -------     ------      -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................         --            --            --       11,371         --           --
Benefit payments.................................         --            --            --           --         --           --
Payments on termination..........................         --            --            --           --         --           --
Contract maintenance charge......................         --            --            --           --         --           --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................     24,217        57,467        51,211        8,469      3,052       15,404
Adjustment to net assets allocated to contract in
 payout period...................................         --            --            --           --         --           --
                                                     -------       -------       -------      -------     ------      -------
Increase (decrease) in net assets from contract
 transactions....................................     24,217        57,467        51,211       19,840      3,052       15,404
                                                     -------       -------       -------      -------     ------      -------
INCREASE (DECREASE) IN NET
 ASSETS..........................................     24,204        56,658        50,803       18,761      3,064       15,110
NET ASSETS AT BEGINNING OF
 PERIOD..........................................         --            --            --           --         --           --
                                                     -------       -------       -------      -------     ------      -------
NET ASSETS AT END OF PERIOD......................    $24,204       $56,658       $50,803      $18,761     $3,064      $15,110
                                                     =======       =======       =======      =======     ======      =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period......................................         --            --            --           --         --           --
       Units issued..............................      4,099        10,093         9,095        2,839        588        1,860
       Units redeemed............................     (1,910)       (4,679)       (4,179)        (879)      (294)        (466)
                                                     -------       -------       -------      -------     ------      -------
    Units outstanding at end of period...........      2,189         5,414         4,916        1,960        294        1,394
                                                     =======       =======       =======      =======     ======      =======

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                   Advanced    Advanced    Advanced    Advanced    Advanced    Advanced
                                                    Series      Series      Series      Series      Series      Series
                                                     Trust       Trust       Trust       Trust       Trust       Trust
                                                  Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account
                                                  ----------- ----------- ----------- ----------- ----------- -----------
                                                                                          AST         AST         AST
                                                                                       Neuberger   Neuberger   Neuberger
                                                      AST         AST                   Berman      Berman      Berman
                                                  MFS Global    Mid-Cap    AST Money    Mid-Cap     Mid-Cap    Small-Cap
                                                    Equity       Value      Market      Growth       Value      Growth
                                                  ----------- ----------- ----------- ----------- ----------- -----------
                                                   2007 (a)    2007 (a)    2007 (a)    2007 (a)    2007 (a)    2007 (a)
                                                  ----------- ----------- ----------- ----------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).....................   $   888     $   (1)     $    65      $  --      $   (1)      $ --
Net realized gains (losses)......................      (905)        --           --          1          --         --
Change in unrealized gains (losses)..............      (645)       (17)          --          6         (17)       (26)
                                                    -------     ------      -------      -----      ------       ----
Increase (decrease) in net assets from
 operations......................................      (662)       (18)          65          7         (18)       (26)
                                                    -------     ------      -------      -----      ------       ----
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................        --         --       66,295         --          --         --
Benefit payments.................................        --         --       (3,506)        --          --         --
Payments on termination..........................        --         --           --         --          --         --
Contract maintenance charge......................        --         --           --         --          --         --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................     9,104      4,175        3,507        609       2,277        842
Adjustment to net assets allocated to contract in
 payout period...................................        --         --           --         --          --         --
                                                    -------     ------      -------      -----      ------       ----
Increase (decrease) in net assets from contract
 transactions....................................     9,104      4,175       66,296        609       2,277        842
                                                    -------     ------      -------      -----      ------       ----
INCREASE (DECREASE) IN NET
 ASSETS..........................................     8,442      4,157       66,361        616       2,259        816
NET ASSETS AT BEGINNING OF
 PERIOD..........................................        --         --           --         --          --         --
                                                    -------     ------      -------      -----      ------       ----
NET ASSETS AT END OF PERIOD                         $ 8,442     $4,157      $66,361      $ 616      $2,259       $816
                                                    =======     ======      =======      =====      ======       ====
UNITS OUTSTANDING................................
    Units outstanding at beginning of period.....        --         --           --         --          --         --
       Units issued..............................     6,236        851        6,891        195         450        145
       Units redeemed............................    (5,428)      (425)        (345)      (137)       (225)       (73)
                                                    -------     ------      -------      -----      ------       ----
    Units outstanding at end of period...........       808        426        6,546         58         225         72
                                                    =======     ======      =======      =====      ======       ====

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                    Advanced     Advanced    Advanced    Advanced    Advanced    Advanced
                                                     Series       Series      Series      Series      Series      Series
                                                     Trust        Trust        Trust       Trust       Trust       Trust
                                                  Sub-Account  Sub-Account  Sub-Account Sub-Account Sub-Account Sub-Account
                                                  ------------ ------------ ----------- ----------- ----------- -----------
                                                                                            AST         AST         AST
                                                      AST          AST                    T. Rowe     T. Rowe     T. Rowe
                                                     PIMCO     Preservation     AST        Price       Price       Price
                                                  Total Return    Asset      Small-Cap     Asset      Global     Large-Cap
                                                      Bond      Allocation     Value    Allocation     Bond       Growth
                                                  ------------ ------------ ----------- ----------- ----------- -----------
                                                    2007 (a)     2007 (a)    2007 (a)    2007 (a)    2007 (a)    2007 (a)
                                                  ------------ ------------ ----------- ----------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).....................   $ 1,823      $   (102)    $   107   $   16,759    $   (1)     $   (24)
Net realized gains (losses)......................      (496)         (113)      2,049       67,105        --           (2)
Change in unrealized gains (losses)..............       (44)        1,254      (3,288)    (109,938)       70         (762)
                                                    -------      --------     -------   ----------    ------      -------
Increase (decrease) in net assets from
 operations......................................     1,283         1,039      (1,132)     (26,074)       69         (788)
                                                    -------      --------     -------   ----------    ------      -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................        --       473,208          --    2,598,369        --       11,371
Benefit payments.................................        --            --          --           --        --           --
Payments on termination..........................        --           (25)         --       (6,418)       --           --
Contract maintenance charge......................        --            --          --           --        --           --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................    65,372         6,606      23,244      244,694     6,081        8,349
Adjustment to net assets allocated to contract in
 payout period...................................        --            --          --           --        --           --
                                                    -------      --------     -------   ----------    ------      -------
Increase (decrease) in net assets from contract
 transactions....................................    65,372       479,789      23,244    2,836,645     6,081       19,720
                                                    -------      --------     -------   ----------    ------      -------
INCREASE (DECREASE) IN NET
 ASSETS..........................................    66,655       480,828      22,112    2,810,571     6,150       18,932
NET ASSETS AT BEGINNING OF
 PERIOD..........................................        --            --          --           --        --           --
                                                    -------      --------     -------   ----------    ------      -------
NET ASSETS AT END OF PERIOD......................   $66,655      $480,828     $22,112   $2,810,571    $6,150      $18,932
                                                    =======      ========     =======   ==========    ======      =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.....        --            --          --           --        --           --
       Units issued..............................    15,498        72,637       4,206      413,265     1,157        2,699
       Units redeemed............................    (9,207)      (26,788)     (1,864)    (137,589)     (578)        (823)
                                                    -------      --------     -------   ----------    ------      -------
    Units outstanding at end of period...........     6,291        45,849       2,342      275,676       579        1,876
                                                    =======      ========     =======   ==========    ======      =======

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 Advanced     Advanced   AIM Variable         AIM Variable
                                                  Series       Series     Insurance            Insurance
                                                   Trust        Trust       Funds                Funds
                                                Sub-Account  Sub-Account Sub-Account          Sub-Account
                                               ------------- ----------- ------------  -------------------------
                                                    AST
                                               T. Rowe Price     AST      AIM V. I.
                                                  Natural    UBS Dynamic  Aggressive           AIM V. I.
                                                 Resources      Alpha       Growth           Basic Balanced
                                               ------------- ----------- ------------  -------------------------
                                                 2007 (a)     2007 (a)     2006 (s)        2007          2006
                                               ------------- ----------- ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..................    $   125    $    5,097  $   (124,170) $    626,963  $   233,607
Net realized gains (losses)...................      1,878          (293)      658,673     1,015,655      127,977
Change in unrealized gains (losses)...........     (1,456)      (24,515)    1,881,646    (1,083,823)   4,018,486
                                                  -------    ----------  ------------  ------------  -----------
Increase (decrease) in net assets from
 operations...................................        547       (19,711)    2,416,149       558,795    4,380,070
                                                  -------    ----------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits......................................     39,632     1,411,421        20,215        12,005       64,920
Benefit payments..............................         --            --      (272,368)   (1,840,544)  (1,194,858)
Payments on termination.......................         --          (252)     (817,963)   (9,023,357)  (8,865,059)
Contract maintenance charge...................         --            --        (4,417)      (16,971)     (20,042)
Transfers among the sub-accounts and with
 the Fixed Account--net.......................      3,912         3,120   (28,292,898)      474,997      275,228
Adjustment to net assets allocated to contract
 in payout period.............................         --            --            --            --           --
                                                  -------    ----------  ------------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions........................     43,544     1,414,289   (29,367,431)  (10,393,870)  (9,739,811)
                                                  -------    ----------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.......................................     44,091     1,394,578   (26,951,282)   (9,835,075)  (5,359,741)
NET ASSETS AT BEGINNING OF
 PERIOD.......................................         --            --    26,951,282    49,292,977   54,652,718
                                                  -------    ----------  ------------  ------------  -----------
NET ASSETS AT END OF PERIOD...................    $44,091    $1,394,578  $         --  $ 39,457,902  $49,292,977
                                                  =======    ==========  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...................................         --            --     2,454,120     4,170,832    5,029,655
       Units issued...........................      4,001       256,044        68,783       450,026      438,367
       Units redeemed.........................       (216)     (111,994)   (2,522,903)   (1,299,103)  (1,297,190)
                                                  -------    ----------  ------------  ------------  -----------
    Units outstanding at end of period........      3,785       144,050            --     3,321,755    4,170,832
                                                  =======    ==========  ============  ============  ===========

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007
(s)On May 1, 2006 AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                          AIM Variable
                                                      AIM Variable         Insurance            AIM Variable
                                                     Insurance Funds         Funds            Insurance Funds
                                                       Sub-Account        Sub-Account           Sub-Account
                                                ------------------------  ------------  ---------------------------
                                                                           AIM V. I.             AIM V. I.
                                                  AIM V. I. Basic Value    Blue Chip        Capital Appreciation
                                                ------------------------  ------------  ---------------------------
                                                    2007         2006       2006 (t)        2007      2006 (s)(u)(v)
                                                -----------  -----------  ------------  ------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $  (246,172) $  (321,253) $    (76,416) $ (2,664,021)  $ (2,328,174)
Net realized gains (losses)....................   3,463,895    3,033,018    (2,829,587)    5,323,481        134,737
Change in unrealized gains (losses)............  (3,003,704)     794,922     2,202,421    16,060,948      5,373,453
                                                -----------  -----------  ------------  ------------   ------------
Increase (decrease) in net assets from
 operations....................................     214,019    3,506,687      (703,582)   18,720,408      3,180,016
                                                -----------  -----------  ------------  ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................      28,864        9,464         4,420       285,123        385,527
Benefit payments...............................    (642,995)    (728,167)     (399,574)   (6,073,044)    (4,570,520)
Payments on termination........................  (5,972,698)  (5,153,530)   (1,006,186)  (31,276,068)   (24,464,859)
Contract maintenance charge....................      (9,408)     (11,312)       (4,951)      (84,421)       (80,468)
Transfers among the sub-accounts and with
 the Fixed Account--net........................    (277,052)     474,114   (18,711,198)   (9,774,852)   104,549,957
Adjustment to net assets allocated to contract
 in payout period..............................          --           --            --            --             --
                                                -----------  -----------  ------------  ------------   ------------
Increase (decrease) in net assets from contract
 transactions..................................  (6,873,289)  (5,409,431)  (20,117,489)  (46,923,262)    75,819,637
                                                -----------  -----------  ------------  ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS........................................  (6,659,270)  (1,902,744)  (20,821,071)  (28,202,854)    78,999,653
NET ASSETS AT BEGINNING OF
 PERIOD........................................  31,399,327   33,302,071    20,821,071   195,354,288    116,354,635
                                                -----------  -----------  ------------  ------------   ------------
NET ASSETS AT END OF PERIOD.................... $24,740,057  $31,399,327  $         --  $167,151,434   $195,354,288
                                                ===========  ===========  ============  ============   ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................   2,172,050    2,571,654     3,256,037    18,508,280     11,585,051
       Units issued............................     176,200      313,566       238,113     1,243,622     11,701,688
       Units redeemed..........................    (638,161)    (713,170)   (3,494,150)   (5,291,954)    (4,778,459)
                                                -----------  -----------  ------------  ------------   ------------
    Units outstanding at end of period.........   1,710,089    2,172,050            --    14,459,948     18,508,280
                                                ===========  ===========  ============  ============   ============

--------
(s)On May 1, 2006 AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(t)On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(u)On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(v)On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                      AIM Variable
                                                      AIM Variable               AIM Variable          Insurance
                                                     Insurance Funds            Insurance Funds          Funds
                                                       Sub-Account                Sub-Account         Sub-Account
                                                ------------------------  --------------------------  ------------
                                                                                                       AIM V. I.
                                                        AIM V. I.                                     Demographic
                                                   Capital Development       AIM V. I. Core Equity       Trends
                                                ------------------------  --------------------------  ------------
                                                    2007         2006         2007        2006 (w)      2006 (u)
                                                -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $  (341,885) $  (346,629) $   (906,162) $ (1,419,420) $   (109,217)
Net realized gains (losses)....................   4,505,247    2,496,293     8,722,967     1,802,279    (2,425,786)
Change in unrealized gains (losses)............  (1,853,501)   1,380,005     7,046,254    23,921,285     2,830,530
                                                -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations....................................   2,309,861    3,529,669    14,863,059    24,304,144       295,527
                                                -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................      18,332       43,722       191,205       309,776         4,822
Benefit payments...............................    (585,039)    (565,498)   (7,659,192)   (6,964,658)     (121,298)
Payments on termination........................  (5,217,461)  (3,573,766)  (37,983,458)  (28,743,756)   (1,144,511)
Contract maintenance charge....................      (7,168)      (8,250)     (102,115)      (94,418)       (4,890)
Transfers among the sub-accounts and with
 the Fixed Account--net........................     173,066       79,088    (6,780,710)  137,162,852    (9,025,358)
Adjustment to net assets allocated to contract
 in payout period..............................          --           --            --            --            --
                                                -----------  -----------  ------------  ------------  ------------
Increase (decrease) in net assets from contract
 transactions..................................  (5,618,270)  (4,024,704)  (52,334,270)  101,669,796   (10,291,235)
                                                -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS........................................  (3,308,409)    (495,035)  (37,471,211)  125,973,940    (9,995,708)
NET ASSETS AT BEGINNING OF
 PERIOD........................................  24,595,620   25,090,655   232,390,664   106,416,724     9,995,708
                                                -----------  -----------  ------------  ------------  ------------
NET ASSETS AT END OF PERIOD.................... $21,287,211  $24,595,620  $194,919,453  $232,390,664  $         --
                                                ===========  ===========  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................   1,448,079    1,693,097    17,450,854     8,733,036     1,839,428
       Units issued............................     197,890      243,504     1,122,604    13,234,511        52,778
       Units redeemed..........................    (489,717)    (488,522)   (4,816,016)   (4,516,693)   (1,892,206)
                                                -----------  -----------  ------------  ------------  ------------
    Units outstanding at end of period.........   1,156,252    1,448,079    13,757,442    17,450,854            --
                                                ===========  ===========  ============  ============  ============

--------
(u)On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(w)On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                                                                             AIM Variable
                                                               AIM Variable              AIM Variable         Insurance
                                                              Insurance Funds           Insurance Funds         Funds
                                                                Sub-Account               Sub-Account        Sub-Account
                                                         ------------------------  ------------------------  ------------
                                                                 AIM V. I.                 AIM V. I.          AIM V. I.
                                                            Diversified Income       Government Securities      Growth
                                                         ------------------------  ------------------------  ------------
                                                             2007         2006         2007         2006       2006 (v)
                                                         -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................ $ 1,090,656  $ 1,051,781  $   572,265  $   639,816  $   (351,288)
Net realized gains (losses).............................    (751,761)    (690,454)      85,568       70,377   (19,202,381)
Change in unrealized gains (losses).....................    (252,099)     352,573      458,983     (159,158)   24,515,493
                                                         -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from operations.......      86,796      713,900    1,116,816      551,035     4,961,824
                                                         -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................................      25,560       15,171        5,810        7,797        54,696
Benefit payments........................................    (709,956)  (1,580,903)    (978,242)  (1,453,419)   (1,107,855)
Payments on termination.................................  (4,815,034)  (4,108,673)  (3,815,408)  (5,706,491)   (3,221,827)
Contract maintenance charge.............................      (5,758)      (7,179)      (7,335)      (9,487)      (13,190)
Transfers among the sub-accounts and with the Fixed
 Account--net...........................................     872,512      714,695      910,666   (1,038,240)  (75,302,501)
Adjustment to net assets allocated to contract in payout
 period.................................................          --           --           --           --            --
                                                         -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets from contract
 transactions...........................................  (4,632,676)  (4,966,889)  (3,884,509)  (8,199,840)  (79,590,677)
                                                         -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS.......................  (4,545,880)  (4,252,989)  (2,767,693)  (7,648,805)  (74,628,853)
NET ASSETS AT BEGINNING OF PERIOD.......................  22,590,660   26,843,649   25,476,630   33,125,435    74,628,853
                                                         -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF PERIOD............................. $18,044,780  $22,590,660  $22,708,937  $25,476,630  $         --
                                                         ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of period............   1,872,442    2,285,557    1,950,594    2,587,210    10,077,543
       Units issued.....................................     303,506      316,157      297,593      230,730       390,089
       Units redeemed...................................    (681,154)    (729,272)    (588,038)    (867,346)  (10,467,632)
                                                         -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of period..................   1,494,794    1,872,442    1,660,149    1,950,594            --
                                                         ===========  ===========  ===========  ===========  ============

--------
(v)On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                                AIM Variable               AIM Variable              AIM Variable
                                               Insurance Funds           Insurance Funds            Insurance Funds
                                                 Sub-Account               Sub-Account                Sub-Account
                                          ------------------------  -------------------------  ------------------------
                                                                            AIM V. I.                  AIM V. I.
                                            AIM V. I. High Yield       International Growth        Large Cap Growth
                                          ------------------------  -------------------------  ------------------------
                                              2007         2006         2007          2006         2007     2006 (t)(x)
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   600,552  $   911,365  $   (634,864) $  (198,500) $  (257,952) $  (111,112)
Net realized gains (losses)..............    (141,419)    (232,693)    6,629,059    4,108,113      696,722       81,521
Change in unrealized gains (losses)......    (423,174)     564,387     1,870,564    9,674,730    2,015,733    1,931,575
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      35,959    1,243,059     7,864,759   13,584,343    2,454,503    1,901,984
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      55,703        6,164       102,728       78,765       15,810        3,312
Benefit payments.........................    (447,256)    (451,195)   (1,962,039)  (1,759,741)    (515,073)    (258,340)
Payments on termination..................  (2,612,829)  (3,033,581)  (11,868,813)  (8,512,407)  (2,895,757)  (1,017,671)
Contract maintenance charge..............      (3,871)      (5,078)      (23,761)     (23,809)      (9,097)      (5,152)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (34,762)    (115,442)    1,859,583    5,564,606      165,683   18,461,643
Adjustment to net assets allocated to
 contract in payout period...............          --           --            --           --           --           --
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (3,043,015)  (3,599,132)  (11,892,302)  (4,652,586)  (3,238,434)  17,183,792
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,007,056)  (2,356,073)   (4,027,543)   8,931,757     (783,931)  19,085,776
NET ASSETS AT BEGINNING OF
 PERIOD..................................  13,245,194   15,601,267    62,827,329   53,895,572   19,085,776           --
                                          -----------  -----------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $10,238,138  $13,245,194  $ 58,799,786  $62,827,329  $18,301,845  $19,085,776
                                          ===========  ===========  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,225,477    1,577,550     3,716,654    3,971,488    1,721,358           --
       Units issued......................     137,768      193,668       510,277      897,298      186,522    1,937,250
       Units redeemed....................    (413,698)    (545,741)   (1,135,195)  (1,152,132)    (460,132)    (215,892)
                                          -----------  -----------  ------------  -----------  -----------  -----------
    Units outstanding at end of period...     949,547    1,225,477     3,091,736    3,716,654    1,447,748    1,721,358
                                          ===========  ===========  ============  ===========  ===========  ===========

--------
(t)On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(x)For the period beginning June 12, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                         AIM Variable
                                                        AIM Variable               AIM Variable           Insurance
                                                       Insurance Funds            Insurance Funds           Funds
                                                         Sub-Account                Sub-Account          Sub-Account
                                                  ------------------------  --------------------------  -------------
                                                                                                          AIM V. I.
                                                          AIM V. I.                                        Premier
                                                     Mid Cap Core Equity      AIM V. I. Money Market        Equity
                                                  ------------------------  --------------------------  -------------
                                                      2007         2006         2007          2006         2006 (w)
                                                  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (334,589) $  (156,090) $    673,873  $    593,425  $     795,465
Net realized gains (losses)......................   1,611,671    4,055,921            --            --    (15,644,868)
Change in unrealized gains (losses)..............     938,743   (1,232,880)           --            --     22,086,795
                                                  -----------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets from operations   2,215,825    2,666,951       673,873       593,425      7,237,392
                                                  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................      27,763       28,910        15,390        26,936         78,992
Benefit payments.................................    (857,309)    (687,158)   (6,618,712)   (8,114,386)    (1,522,211)
Payments on termination..........................  (6,326,916)  (4,558,771)  (11,806,577)  (11,532,625)    (6,049,247)
Contract maintenance charge......................      (7,310)      (8,710)       (6,671)       (7,344)       (27,173)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................    (177,176)     957,175    18,402,653    19,928,144   (145,660,566)
Adjustment to net assets allocated to contract in
 payout period...................................          --           --            --            --             --
                                                  -----------  -----------  ------------  ------------  -------------
Increase (decrease) in net assets from contract
 transactions....................................  (7,340,948)  (4,268,554)      (13,917)      300,725   (153,180,205)
                                                  -----------  -----------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS................  (5,125,123)  (1,601,603)      659,956       894,150   (145,942,813)
NET ASSETS AT BEGINNING OF PERIOD................  28,748,982   30,350,585    21,079,862    20,185,712    145,942,813
                                                  -----------  -----------  ------------  ------------  -------------
NET ASSETS AT END OF PERIOD...................... $23,623,859  $28,748,982  $ 21,739,818  $ 21,079,862  $          --
                                                  ===========  ===========  ============  ============  =============
UNITS OUTSTANDING
    Units outstanding at beginning of period.....   1,897,950    2,172,241     1,820,869     1,792,903     15,762,610
       Units issued..............................     260,698      504,977     2,556,551     2,769,251        417,671
       Units redeemed............................    (719,047)    (779,268)   (2,559,104)   (2,741,285)   (16,180,281)
                                                  -----------  -----------  ------------  ------------  -------------
    Units outstanding at end of period...........   1,439,601    1,897,950     1,818,316     1,820,869             --
                                                  ===========  ===========  ============  ============  =============

--------
(w)On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                     AIM Variable
                                                       AIM Variable             AIM Variable           Insurance
                                                      Insurance Funds          Insurance Funds      Funds Series II
                                                        Sub-Account              Sub-Account          Sub-Account
                                                  ----------------------  ------------------------  ---------------
                                                                                                       AIM V. I.
                                                                                                      Aggressive
                                                   AIM V. I. Technology      AIM V. I. Utilities       Growth II
                                                  ----------------------  ------------------------  ---------------
                                                     2007        2006         2007         2006        2006 (y)
                                                  ----------  ----------  -----------  -----------  ---------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (72,498) $  (76,936) $    49,037  $   278,735     $  (3,749)
Net realized gains (losses)......................    338,220     289,545    2,396,009    1,440,631       192,315
Change in unrealized gains (losses)..............     52,796     275,452       48,499    1,253,685      (132,272)
                                                  ----------  ----------  -----------  -----------     ---------
Increase (decrease) in net assets from
 operations......................................    318,518     488,061    2,493,545    2,973,051        56,294
                                                  ----------  ----------  -----------  -----------     ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................      5,424       8,654        7,638       12,718         5,369
Benefit payments.................................   (432,370)    (78,563)    (324,425)    (831,888)           --
Payments on termination..........................   (755,623)   (688,387)  (3,187,854)  (1,687,240)       (3,784)
Contract maintenance charge......................     (2,754)     (3,289)      (5,393)      (5,850)           --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................    205,130    (204,020)     192,883      141,438      (691,258)
Adjustment to net assets allocated to contract in
 payout period...................................         --          --           --           --            --
                                                  ----------  ----------  -----------  -----------     ---------
Increase (decrease) in net assets from contract
 transactions....................................   (980,193)   (965,605)  (3,317,151)  (2,370,822)     (689,673)
                                                  ----------  ----------  -----------  -----------     ---------
INCREASE (DECREASE) IN NET
 ASSETS..........................................   (661,675)   (477,544)    (823,606)     602,229      (633,379)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  5,519,397   5,996,941   14,683,003   14,080,774       633,379
                                                  ----------  ----------  -----------  -----------     ---------
NET ASSETS AT END OF PERIOD...................... $4,857,722  $5,519,397  $13,859,397  $14,683,003     $      --
                                                  ==========  ==========  ===========  ===========     =========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....    452,712     536,082      841,516      998,584        55,960
       Units issued..............................     87,379     106,031      101,921      174,253           526
       Units redeemed............................   (164,790)   (189,401)    (275,384)    (331,321)      (56,486)
                                                  ----------  ----------  -----------  -----------     ---------
    Units outstanding at end of period...........    375,301     452,712      668,053      841,516            --
                                                  ==========  ==========  ===========  ===========     =========

--------
(y)On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                     AIM Variable
                                                  AIM Variable Insurance   AIM Variable Insurance      Insurance
                                                      Funds Series II          Funds Series II      Funds Series II
                                                        Sub-Account              Sub-Account          Sub-Account
                                                  ----------------------  ------------------------  ---------------
                                                         AIM V. I.                                     AIM V. I.
                                                     Basic Balanced II    AIM V. I. Basic Value II   B lue Chip II
                                                  ----------------------  ------------------------  ---------------
                                                     2007        2006         2007         2006        2006 (z)
                                                  ----------  ----------  -----------  -----------  ---------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $   21,213  $    1,653  $  (300,880) $  (344,401)   $    (7,235)
Net realized gains (losses)......................     42,931      63,343    1,975,763    1,469,720        111,989
Change in unrealized gains (losses)..............    (56,590)     94,822   (1,650,916)   1,170,468       (146,355)
                                                  ----------  ----------  -----------  -----------    -----------
Increase (decrease) in net assets from
 operations......................................      7,554     159,818       23,967    2,295,787        (41,601)
                                                  ----------  ----------  -----------  -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................        502       3,030       26,559       24,667          6,316
Benefit payments.................................    (29,302)   (184,006)    (265,153)    (112,414)            --
Payments on termination..........................    (91,964)   (198,301)  (2,263,626)    (996,752)       (44,384)
Contract maintenance charge......................         --          --      (62,988)     (66,390)            --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................    (27,148)     54,157     (217,874)    (914,833)      (964,190)
Adjustment to net assets allocated to contract in
 payout period...................................         --          --           --           --             --
                                                  ----------  ----------  -----------  -----------    -----------
Increase (decrease) in net assets from contract
 transactions....................................   (147,912)   (325,120)  (2,783,082)  (2,065,722)    (1,002,258)
                                                  ----------  ----------  -----------  -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS..........................................   (140,358)   (165,302)  (2,759,115)     230,065     (1,043,859)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  1,937,708   2,103,010   22,197,592   21,967,527      1,043,859
                                                  ----------  ----------  -----------  -----------    -----------
NET ASSETS AT END OF PERIOD...................... $1,797,350  $1,937,708  $19,438,477  $22,197,592    $        --
                                                  ==========  ==========  ===========  ===========    ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....    173,375     203,998    1,430,759    1,572,687        105,671
       Units issued..............................      8,080      22,690       62,753       46,214            664
       Units redeemed............................    (21,114)    (53,313)    (233,838)    (188,142)      (106,335)
                                                  ----------  ----------  -----------  -----------    -----------
    Units outstanding at end of period...........    160,341     173,375    1,259,674    1,430,759             --
                                                  ==========  ==========  ===========  ===========    ===========

--------
(z)On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                           AIM Variable
                                            AIM Variable Insurance          Insurance         AIM Variable Insurance
                                                Funds Series II          Funds Series II          Funds Series II
                                                  Sub-Account              Sub-Account              Sub-Account
                                         ----------------------------  ---------------------  ----------------------
                                                   AIM V. I.                AIM V. I.
                                            Capital Appreciation II    Capital Development II AIM V. I. Core Equity II
                                         ----------------------------  ---------------------  ----------------------
                                             2007     2006 (y)(aa)(ab)   2007        2006        2007       2006 (ac)
                                         -----------  ---------------- --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  (136,182)    $ (131,982)   $(12,240)  $  (8,161)  $  (46,775)  $  (35,086)
Net realized gains (losses).............     335,559        169,984      88,508      73,633      175,868       30,155
Change in unrealized gains (losses).....     590,654        249,909     (20,682)     19,869      191,286      406,135
                                         -----------     ----------    --------   ---------   ----------   ----------
Increase (decrease) in net assets from
 operations.............................     790,031        287,911      55,586      85,341      320,379      401,204
                                         -----------     ----------    --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      15,482          8,793      10,343       4,688        1,385          286
Benefit payments........................      (3,655)       (75,855)         --    (111,513)     (68,905)    (119,842)
Payments on termination.................    (440,348)      (393,594)    (66,043)    (45,687)    (641,278)    (232,832)
Contract maintenance charge.............     (16,653)       (18,426)         --          --      (13,404)     (11,568)
Transfers among the sub-accounts and
 with the Fixed Account--net............    (626,882)       927,334     141,085     136,386     (275,955)   4,780,701
Adjustment to net assets allocated to
 contract in payout period..............          --             --          --          --           --           --
                                         -----------     ----------    --------   ---------   ----------   ----------
Increase (decrease) in net assets from
 contract transactions..................  (1,072,056)       448,252      85,385     (16,126)    (998,157)   4,416,745
                                         -----------     ----------    --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS.................................    (282,025)       736,163     140,971      69,215     (677,778)   4,817,949
NET ASSETS AT BEGINNING OF
 PERIOD.................................   8,274,041      7,537,878     592,317     523,102    5,295,903      477,954
                                         -----------     ----------    --------   ---------   ----------   ----------
NET ASSETS AT END OF
 PERIOD................................. $ 7,992,016     $8,274,041    $733,288   $ 592,317   $4,618,125   $5,295,903
                                         ===========     ==========    ========   =========   ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................     620,133        569,945      41,417      41,806      473,969       42,597
       Units issued.....................      18,034        139,166      12,041      11,494       18,418      500,106
       Units redeemed...................     (92,556)       (88,978)     (6,243)    (11,883)    (102,902)     (68,734)
                                         -----------     ----------    --------   ---------   ----------   ----------
    Units outstanding at end of
     period.............................     545,611        620,133      47,215      41,417      389,485      473,969
                                         ===========     ==========    ========   =========   ==========   ==========

--------
(y)On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(aa)On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(ab)On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(ac)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                          AIM Variable
                                                            Insurance        AIM Variable       AIM Variable Insurance
                                                         Funds Series II Insurance Funds Series     Funds Series II
                                                           Sub-Account      II Sub-Account            Sub-Account
                                                         --------------- ---------------------  ----------------------
                                                            AIM V. I.
                                                           Demographic        AIM V. I.                AIM V. I.
                                                            Trends II    Diversified Income II  Government Securities II
                                                         --------------- ---------------------  ----------------------
                                                            2006 (aa)      2007        2006        2007         2006
                                                         --------------- --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)............................    $  (3,719)   $ 28,897   $  21,718   $   23,195   $   23,778
Net realized gains (losses).............................       77,447      (5,285)    (11,604)     (11,249)     (21,062)
Change in unrealized gains (losses).....................      (63,477)    (24,504)      3,384       36,865       22,851
                                                            ---------    --------   ---------   ----------   ----------
Increase (decrease) in net assets from operations.......       10,251        (892)     13,498       48,811       25,567
                                                            ---------    --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits................................................          352       8,719       1,552        1,615        2,795
Benefit payments........................................      (47,394)     (8,419)     (2,023)     (99,124)     (78,497)
Payments on termination.................................       (8,562)    (24,708)    (19,316)     (88,022)    (444,344)
Contract maintenance charge.............................           --          --          --           --           --
Transfers among the sub-accounts and with the Fixed
 Account--net...........................................     (257,569)      1,884    (173,397)    (136,653)    (319,846)
Adjustment to net assets allocated to contract in payout
 period.................................................           --          --          --           --           --
                                                            ---------    --------   ---------   ----------   ----------
Increase (decrease) in net assets from contract
 transactions...........................................     (313,173)    (22,524)   (193,184)    (322,184)    (839,892)
                                                            ---------    --------   ---------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS.......................     (302,922)    (23,416)   (179,686)    (273,373)    (814,325)
NET ASSETS AT BEGINNING OF PERIOD.......................      302,922     551,825     731,511    1,362,465    2,176,790
                                                            ---------    --------   ---------   ----------   ----------
NET ASSETS AT END OF PERIOD.............................    $      --    $528,409   $ 551,825   $1,089,092   $1,362,465
                                                            =========    ========   =========   ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period............       30,304      48,346      65,514      124,477      202,206
       Units issued.....................................        1,337       6,623       6,081       13,859       23,560
       Units redeemed...................................      (31,641)     (8,589)    (23,249)     (42,945)    (101,289)
                                                            ---------    --------   ---------   ----------   ----------
    Units outstanding at end of period..................           --      46,380      48,346       95,391      124,477
                                                            =========    ========   =========   ==========   ==========

--------
(aa)On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                         AIM Variable
                                                          Insurance
                                                            Funds     AIM Variable Insurance  AIM Variable Insurance
                                                          Series II     Funds Series II           Funds Series II
                                                         Sub-Account      Sub-Account               Sub-Account
                                                         ------------ ---------------------   ----------------------
                                                          AIM V. I.                                  AIM V. I.
                                                          Growth II   AIM V. I. High Yield II International Growth II
                                                         ------------ ---------------------   ----------------------
                                                          2006 (ab)     2007         2006        2007        2006
                                                         ------------ --------    ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................  $  (1,653)  $ 35,712    $  47,133   $  (21,922) $   (4,559)
Net realized gains (losses).............................     93,178      5,982        8,561      118,707      49,535
Change in unrealized gains (losses).....................    (70,788)   (44,647)       7,722      106,549     233,193
                                                          ---------   --------    ---------   ----------  ----------
Increase (decrease) in net assets from operations.......     20,737     (2,953)      63,416      203,334     278,169
                                                          ---------   --------    ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................................      7,366      8,900        1,620        7,335       7,079
Benefit payments........................................         --         --           --           --     (20,424)
Payments on termination.................................     (8,383)   (28,799)     (45,774)    (139,579)    (73,296)
Contract maintenance charge.............................         --         --           --           --          --
Transfers among the sub-accounts and with the Fixed
 Account--net...........................................   (331,700)   (57,850)    (117,491)     (27,808)    428,826
Adjustment to net assets allocated to contract in payout
 period.................................................         --         --           --           --          --
                                                          ---------   --------    ---------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...........................................   (332,717)   (77,749)    (161,645)    (160,052)    342,185
                                                          ---------   --------    ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.......................   (311,980)   (80,702)     (98,229)      43,282     620,354
NET ASSETS AT BEGINNING OF PERIOD.......................    311,980    732,047      830,276    1,592,866     972,512
                                                          ---------   --------    ---------   ----------  ----------
NET ASSETS AT END OF PERIOD.............................  $      --   $651,345    $ 732,047   $1,636,148  $1,592,866
                                                          =========   ========    =========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period............     31,825     52,082       64,335       85,855      65,852
       Units issued.....................................        840      3,754        1,280        6,719      30,445
       Units redeemed...................................    (32,665)    (9,297)     (13,533)     (14,270)    (10,442)
                                                          ---------   --------    ---------   ----------  ----------
    Units outstanding at end of period..................         --     46,539       52,082       78,304      85,855
                                                          =========   ========    =========   ==========  ==========

--------
(ab)On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  AIM Variable Insurance   AIM Variable Insurance   AIM Variable Insurance
                                                      Funds Series II         Funds Series II          Funds Series II
                                                        Sub-Account             Sub-Account              Sub-Account
                                                  ----------------------  -----------------------  -----------------------
                                                         AIM V. I.               AIM V. I.                AIM V. I.
                                                    Large Cap Growth II    Mid Cap Core Equity II      Money Market II
                                                  ----------------------  -----------------------  -----------------------
                                                     2007     2006 (x)(z)    2007         2006        2007         2006
                                                  ----------  ----------- ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (16,384) $   (8,654) $ (118,164) $   (71,376) $   58,109  $    55,431
Net realized gains (losses)......................     14,850       2,549     216,597      823,292          --           --
Change in unrealized gains (losses)..............    135,198     109,404     417,721     (126,164)         --           --
                                                  ----------  ----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from
 operations......................................    133,664     103,299     516,154      625,752      58,109       55,431
                                                  ----------  ----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................         --          --      26,254       19,581          --           --
Benefit payments.................................    (16,361)     (2,252)   (101,442)     (89,589)    (28,252)    (277,843)
Payments on termination..........................    (65,264)     (8,395)   (526,649)    (283,575)   (401,325)  (1,153,999)
Contract maintenance charge......................         --          --     (15,583)     (17,003)         --           --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................      7,012     954,604    (149,596)    (722,377)    579,779      725,977
Adjustment to net assets allocated to contract in
 payout period...................................         --          --          --           --          --           --
                                                  ----------  ----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from contract
 transactions....................................    (74,613)    943,957    (767,016)  (1,092,963)    150,202     (705,865)
                                                  ----------  ----------  ----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..........................................     59,051   1,047,256    (250,862)    (467,211)    208,311     (650,434)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  1,047,256          --   6,990,093    7,457,304   2,143,457    2,793,891
                                                  ----------  ----------  ----------  -----------  ----------  -----------
NET ASSETS AT END OF PERIOD...................... $1,106,307  $1,047,256  $6,739,231  $ 6,990,093  $2,351,768  $ 2,143,457
                                                  ----------  ----------  ----------  -----------  ----------  -----------
UNITS OUTSTANDING
    Units outstanding at beginning of period.....     94,569          --     545,360      637,174     213,379      285,556
       Units issued..............................      2,697      97,841      28,375       58,072      72,102       95,334
       Units redeemed............................     (9,270)     (3,272)    (85,367)    (149,886)    (57,283)    (167,511)
                                                  ----------  ----------  ----------  -----------  ----------  -----------
    Units outstanding at end of period...........     87,996      94,569     488,368      545,360     228,198      213,379
                                                  ==========  ==========  ==========  ===========  ==========  ===========

--------
(x)For the period beginning June 12, 2006 and ended December 31, 2006
(z)On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                             AIM Variable
                                                              Insurance
                                                                Funds     AIM Variable Insurance AIM Variable Insurance
                                                              Series II     Funds Series II        Funds Series II
                                                             Sub-Account      Sub-Account            Sub-Account
                                                             ------------ ---------------------  ---------------------
                                                              AIM V. I.
                                                               Premier         AIM V. I.              AIM V. I.
                                                              Equity II      Technology II          Utilities II
                                                             ------------ ---------------------  ---------------------
                                                              2006 (ac)     2007        2006       2007        2006
                                                             ------------  --------   --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................ $     6,163  $ (2,117)   $ (2,205)  $  1,728    $ 16,777
Net realized gains (losses).................................     804,884     7,005       5,111    120,011      30,757
Change in unrealized gains (losses).........................    (587,468)    2,529       7,695     32,958     101,257
Adjustment to net assets allocated to contract in payout
 period.....................................................          --        --          --         --          --
                                                             -----------   --------   --------    --------   --------
Increase (decrease) in net assets from operations...........     223,579     7,417      10,601    154,697     148,791
                                                             -----------   --------   --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits....................................................      10,598       679         388        970         912
Benefit payments............................................          --        --          --    (41,507)     (3,432)
Payments on termination.....................................     (95,714)   (5,193)     (1,371)   (76,692)    (30,262)
Contract maintenance charge.................................      (3,581)       --          --         --          --
Transfers among the sub-accounts and with the Fixed
 Account--net...............................................  (4,775,936)   (7,205)    (18,607)    61,320     206,599
                                                             -----------   --------   --------    --------   --------
Adjustment to net assets allocated to contract in payout
 period.....................................................          --        --          --         --          --
                                                             -----------   --------   --------    --------   --------
Increase (decrease) in net assets from contract transactions  (4,864,633)  (11,719)    (19,590)   (55,909)    173,817
                                                             -----------   --------   --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS...........................  (4,641,054)   (4,302)     (8,989)    98,788     322,608
NET ASSETS AT BEGINNING OF PERIOD...........................   4,641,054   123,414     132,403    872,686     550,078
                                                             -----------   --------   --------    --------   --------
NET ASSETS AT END OF PERIOD................................. $        --  $119,112    $123,414   $971,474    $872,686
                                                             ===========   ========   ========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period................     385,771    10,283      11,963     50,485      39,277
       Units issued.........................................      19,792     1,279       1,009     11,964      14,098
       Units redeemed.......................................    (405,563)   (2,180)     (2,689)   (14,947)     (2,890)
                                                             -----------   --------   --------    --------   --------
    Units outstanding at end of period......................          --     9,382      10,283     47,502      50,485
                                                             ===========   ========   ========    ========   ========

--------
(ac)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Alliance                   Alliance                   Alliance
                                             Bernstein Variable         Bernstein Variable         Bernstein Variable
                                            Product Series Fund         Product Series Fund        Product Series Fund
                                                Sub-Account                 Sub-Account                Sub-Account
                                         -------------------------  --------------------------  ------------------------
                                                  Alliance            Alliance Bernstein VPS     Alliance Bernstein VPS
                                          Bernstein VPS Growth (b)      Growth & Income (c)      International Value (d)
                                         -------------------------  --------------------------  ------------------------
                                             2007          2006         2007          2006          2007         2006
                                         ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $   (976,582) $(1,016,072) $   (849,086) $   (993,635) $  (276,531) $  (116,381)
Net realized gains (losses).............    2,599,533    1,357,732    19,748,162    16,784,265    3,118,766    1,204,453
Change in unrealized gains (losses).....    4,387,924   (2,468,198)  (12,361,600)   12,258,755   (1,207,938)   7,026,148
                                         ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations.............................    6,010,875   (2,126,538)    6,537,476    28,049,385    1,634,297    8,114,220
                                         ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      219,538    3,763,842       263,140       518,707      697,754   13,908,710
Benefit payments........................     (998,608)  (1,065,944)   (3,812,816)   (3,018,124)    (677,146)    (448,214)
Payments on termination.................   (8,030,624)  (5,549,062)  (33,707,044)  (23,570,371)  (2,555,023)  (1,022,203)
Contract maintenance charge.............     (121,023)    (109,341)     (178,491)     (199,141)    (162,883)     (81,783)
Transfers among the sub-accounts and
 with the Fixed Account--net............   (1,279,581)       2,694    (7,080,944)   (5,836,723)   2,423,495    5,624,460
Adjustment to net assets allocated to
 contract in payout period..............           --           --            --            --           --           --
                                         ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions..................  (10,210,298)  (2,957,811)  (44,516,155)  (32,105,652)    (273,803)  17,980,970
                                         ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.................................   (4,199,423)  (5,084,349)  (37,978,679)   (4,056,267)   1,360,494   26,095,190
NET ASSETS AT BEGINNING OF
 PERIOD.................................   59,864,519   64,948,868   203,749,520   207,805,787   41,512,924   15,417,734
                                         ------------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................. $ 55,665,096  $59,864,519  $165,770,841  $203,749,520  $42,873,418  $41,512,924
                                         ============  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    6,256,329    6,832,050    14,983,211    17,601,470    2,631,181    1,298,617
       Units issued.....................      621,550    1,377,335       968,199     1,576,404      513,437    1,882,903
       Units redeemed...................   (1,809,654)  (1,953,056)   (4,151,823)   (4,194,663)    (527,187)    (550,339)
                                         ------------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period.............................    5,068,225    6,256,329    11,799,587    14,983,211    2,617,431    2,631,181
                                         ============  ===========  ============  ============  ===========  ===========

--------
(b)Previously known as AllianceBernstein Growth
(c)Previously known as AllianceBernstein Growth & Income
(d)Previously known as AllianceBernstein International Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Alliance                  Alliance                 Alliance
                                          Bernstein Variable        Bernstein Variable       Bernstein Variable
                                          Product Series Fund       Product Series Fund      Product Series Fund
                                              Sub-Account               Sub-Account              Sub-Account
                                       ------------------------  ------------------------  ----------------------
                                        Alliance Bernstein VPS    Alliance Bernstein VPS   Alliance Bernstein VPS
                                         Large Cap Growth (e)     Small/Mid Cap Value (f)    Utility Income (g)
                                       ------------------------  ------------------------  ----------------------
                                           2007         2006         2007         2006        2007        2006
                                       -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  (690,055) $  (743,989) $  (510,782) $  (689,854) $   22,667  $   32,845
Net realized gains (losses)...........   1,631,401      272,163    4,742,220    3,930,630     290,459      48,731
Change in unrealized gains
 (losses).............................   3,711,972     (786,977)  (3,979,819)   2,109,059     932,542     885,596
                                       -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations...........................   4,653,318   (1,258,803)     251,619    5,349,835   1,245,668     967,172
                                       -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..............................      39,260      143,362      160,563    4,823,166     175,317   1,261,064
Benefit payments......................    (594,325)    (720,381)    (794,128)    (520,240)   (192,060)   (162,039)
Payments on termination...............  (8,262,819)  (4,457,781)  (4,058,807)  (2,439,276)   (279,139)   (222,902)
Contract maintenance charge...........     (34,718)     (39,474)    (184,547)    (166,581)    (20,484)    (12,497)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (641,258)   3,779,658     (338,812)     402,867   1,216,984   1,114,502
Adjustment to net assets allocated to
 contract in payout period............          --           --           --           --          --          --
                                       -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions................  (9,493,860)  (1,294,616)  (5,215,731)   2,099,936     900,618   1,978,128
                                       -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (4,840,542)  (2,553,419)  (4,964,112)   7,449,771   2,146,286   2,945,300
NET ASSETS AT BEGINNING
 OF PERIOD............................  44,053,130   46,606,549   49,368,437   41,918,666   6,118,846   3,173,546
                                       -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD............................... $39,212,588  $44,053,130  $44,404,325  $49,368,437  $8,265,132  $6,118,846
                                       ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   6,022,160    6,159,455    2,636,231    2,513,231     460,431     289,959
       Units issued...................     765,511    1,762,391      209,766      614,317     204,381     258,410
       Units redeemed.................  (2,034,694)  (1,899,686)    (470,784)    (491,317)   (145,825)    (87,938)
                                       -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of
     period...........................   4,752,977    6,022,160    2,375,213    2,636,231     518,987     460,431
                                       ===========  ===========  ===========  ===========  ==========  ==========

--------
(e)Previously known as AllianceBernstein Large Cap Growth
(f)Previously known as AllianceBernstein Small/Mid Cap Value
(g)Previously known as AllianceBernstein Utility Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                         Alliance              American           American
                                                    Bernstein Variable     Century Variable   Century Variable
                                                    Product Series Fund    Portfolios, Inc    Portfolios, Inc
                                                        Sub-Account          Sub-Account        Sub-Account
                                                  ----------------------  -----------------  -----------------
                                                         Alliance          American Century   American Century
                                                  Bernstein VPS Value (h)    VP Balanced      VP International
                                                  ----------------------  -----------------  -----------------
                                                     2007        2006       2007      2006     2007      2006
                                                  ----------  ----------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (20,934) $  (24,546) $    474  $   380  $    (43) $    47
Net realized gains (losses)......................    244,215     140,137       979    3,374     1,556      (50)
Change in unrealized gains (losses)..............   (456,240)    481,966      (175)     136     2,988    5,742
                                                  ----------  ----------  --------  -------  --------  -------
Increase (decrease) in net assets From operations   (232,959)    597,557     1,278    3,890     4,501    5,739
                                                  ----------  ----------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................     36,943   2,151,559        --       --        --       --
Benefit payments.................................    (29,729)   (214,375)       --       --        --     (815)
Payments on termination..........................   (149,192)    (85,229)  (27,728)    (631)  (34,863)    (459)
Contract maintenance charge......................    (12,929)     (5,726)       (8)     (44)       --       (5)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................   (489,880)    731,957        --   (6,002)       --       --
Adjustment to net assets allocated to contract in
 payout period...................................         --          --        --       --        --       --
                                                  ----------  ----------  --------  -------  --------  -------
Increase (decrease) in net assets from contract
 transactions....................................   (644,787)  2,578,186   (27,736)  (6,677)  (34,863)  (1,279)
                                                  ----------  ----------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS................   (877,746)  3,175,743   (26,458)  (2,787)  (30,362)   4,460
NET ASSETS AT BEGINNING OF PERIOD................  4,624,453   1,448,710    50,165   52,952    30,362   25,902
                                                  ----------  ----------  --------  -------  --------  -------
NET ASSETS AT END OF PERIOD...................... $3,746,707  $4,624,453  $ 23,707  $50,165  $     --  $30,362
                                                  ==========  ==========  ========  =======  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.....    362,312     134,946     3,281    3,746     1,864    1,958
       Units issued..............................     49,395     314,068        --    1,383        --       60
       Units redeemed............................   (100,442)    (86,702)   (1,774)  (1,848)   (1,864)    (154)
                                                  ----------  ----------  --------  -------  --------  -------
    Units outstanding at end of period...........    311,265     362,312     1,507    3,281        --    1,864
                                                  ==========  ==========  ========  =======  ========  =======

--------
(h)Previously known as AllianceBernstein Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                        Dreyfus
                                                  Socially Responsible                               Dreyfus Variable
                                                   Growth Fund, Inc.      Dreyfus Stock Index Fund   Investment Fund
                                                      Sub-Account               Sub-Account            Sub-Account
                                                  ----------------------  ----------------------   -------------------
                                                   Dreyfus Socially
                                                  Responsible Growth Fund Dreyfus Stock Index Fund VIF Growth & Income
                                                  ----------------------  ----------------------   -------------------
                                                    2007        2006         2007         2006        2007      2006
                                                   --------    --------   ----------   ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $ (1,818)   $ (3,263)   $    3,356   $    3,068  $  (1,749) $ (1,723)
Net realized gains (losses)......................      927      (6,446)       75,530       48,897     35,475     5,329
Change in unrealized gains (losses)..............   13,631      26,026       (24,083)     155,611    (14,784)   33,246
                                                   --------    --------   ----------   ----------  ---------  --------
Increase (decrease) in net assets from
 operations......................................   12,740      16,317        54,803      207,576     18,942    36,852
                                                   --------    --------   ----------   ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................       --          --        10,000        9,000         --        --
Benefit payments.................................       --          --       (18,759)     (14,606)   (37,203)  (26,112)
Payments on termination..........................  (87,002)    (38,938)     (245,568)    (362,002)   (70,626)  (12,340)
Contract maintenance charge......................      (52)        (63)         (626)        (920)      (164)     (181)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................       --          (3)       (3,733)     (61,953)    (5,592)   (7,906)
Adjustment to net assets allocated to contract in
 payout period...................................       --          --            --           --         --        --
                                                   --------    --------   ----------   ----------  ---------  --------
Increase (decrease) in net assets from contract
 transactions....................................  (87,054)    (39,004)     (258,686)    (430,481)  (113,585)  (46,539)
                                                   --------    --------   ----------   ----------  ---------  --------
INCREASE (DECREASE) IN NET
 ASSETS..........................................  (74,314)    (22,687)     (203,883)    (222,905)   (94,643)   (9,687)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  232,889     255,576     1,494,430    1,717,335    317,925   327,612
                                                   --------    --------   ----------   ----------  ---------  --------
NET ASSETS AT END OF PERIOD...................... $158,575    $232,889    $1,290,547   $1,494,430  $ 223,282  $317,925
                                                   ========    ========   ==========   ==========  =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....   26,023      30,580       125,849      162,949     27,070    31,118
       Units issued..............................    1,567          --         3,260        2,008      4,584     7,673
       Units redeemed............................  (10,152)     (4,557)      (24,880)     (39,108)   (14,416)  (11,721)
                                                   --------    --------   ----------   ----------  ---------  --------
    Units outstanding at end of period...........   17,438      26,023       104,229      125,849     17,238    27,070
                                                   ========    ========   ==========   ==========  =========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                    Dreyfus Variable     Dreyfus Variable
                                                     Investment Fund     Investment Fund   DWS Variable Series I
                                                       Sub-Account         Sub-Account          Sub-Account
                                                  --------------------  -----------------  --------------------
                                                                               VIF
                                                           VIF            Small Company           DWS VIP
                                                      Money Market            Stock               Bond A
                                                  --------------------  -----------------  --------------------
                                                     2007       2006    2007 (i)    2006     2007       2006
                                                  ---------  ---------  --------  -------  --------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  26,030  $  25,369  $   (417) $(1,177) $ 29,581  $   31,626
Net realized gains (losses)......................        --         --    26,102   10,235     3,716       6,761
Change in unrealized gains (losses)..............        --         --   (18,820)  (1,870)      874          79
                                                  ---------  ---------  --------  -------  --------  ----------
Increase (decrease) in net assets from operations    26,030     25,369     6,865    7,188    34,171      38,466
                                                  ---------  ---------  --------  -------  --------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................        --        260        --       --     3,060       2,985
Benefit payments.................................  (283,011)  (271,267)   (2,915)    (120)   (2,697)    (36,650)
Payments on termination..........................  (409,299)  (255,553)       --   (4,418)  (96,311)   (244,235)
Contract maintenance charge......................      (315)      (546)      (16)     (45)       --          --
Transfers among the sub-accounts and with the
 Fixed Account--net..............................   636,399    363,878   (87,703)   8,416    51,505    (104,757)
Adjustment to net assets allocated to contract in
 payout period...................................        --         --        --       --    27,657          --
                                                  ---------  ---------  --------  -------  --------  ----------
Increase (decrease) in net assets from contract
 transactions....................................   (56,226)  (163,228)  (90,634)   3,833   (16,786)   (382,657)
                                                  ---------  ---------  --------  -------  --------  ----------
INCREASE (DECREASE) IN NET ASSETS................   (30,196)  (137,859)  (83,769)  11,021    17,385    (344,191)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................   803,351    941,210    83,769   72,748   798,767   1,142,958
                                                  ---------  ---------  --------  -------  --------  ----------
NET ASSETS AT END OF PERIOD...................... $ 773,155  $ 803,351  $     --  $83,769  $816,152  $  798,767
                                                  =========  =========  ========  =======  ========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....    75,375     89,215     4,992    4,754    57,022      84,957
       Units issued..............................    79,711     86,127        --      882    21,586       4,313
       Units redeemed............................   (84,431)   (99,967)   (4,992)    (644)  (22,282)    (32,248)
                                                  ---------  ---------  --------  -------  --------  ----------
    Units outstanding at end of period...........    70,655     75,375        --    4,992    56,326      57,022
                                                  =========  =========  ========  =======  ========  ==========

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           DWS Variable Series I   DWS Variable Series I   DWS Variable Series I
                                                Sub-Account             Sub-Account             Sub-Account
                                          ----------------------  ----------------------  ----------------------
                                                  DWS VIP                 DWS VIP                 DWS VIP
                                             Capital Growth A      Global Opportunities     Growth and Income A
                                          ----------------------  ----------------------  ----------------------
                                             2007        2006        2007        2006        2007        2006
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (1,713) $   (3,153) $    8,260  $    5,428  $    7,513  $    2,588
Net realized gains (losses)..............     51,548      25,119     240,853     247,622     169,810      56,156
Change in unrealized gains (losses)......    132,100     142,967    (106,938)    101,173    (149,115)     84,089
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    181,935     164,933     142,175     354,223      28,208     142,833
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     11,860      27,312       6,160      23,450       1,840      18,534
Benefit payments.........................    (26,633)    (48,938)    (69,474)   (131,209)   (123,972)    (51,731)
Payments on termination..................   (305,648)   (600,886)   (163,170)   (372,670)   (349,281)   (164,666)
Contract maintenance charge..............         --          --          --          --          --          --
Transfers among the sub-accounts and
 with the Fixed Account--net.............     52,901    (290,237)     13,384      26,038    (161,110)    134,148
Adjustment to net assets allocated to
 contract in payout period...............         --          --          --          --          --          --
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (267,520)   (912,749)   (213,100)   (454,391)   (632,523)    (63,715)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (85,585)   (747,816)    (70,925)   (100,168)   (604,315)     79,118
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,779,261   2,527,077   1,798,972   1,899,140   1,239,514   1,160,396
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $1,693,676  $1,779,261  $1,728,047  $1,798,972  $  635,199  $1,239,514
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    156,225     239,192      69,784      89,278     109,669     115,850
       Units issued......................     16,078       9,331       5,864      21,588      40,775      37,435
       Units redeemed....................    (39,325)    (92,298)    (13,889)    (41,082)    (94,588)    (43,616)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...    132,978     156,225      61,759      69,784      55,856     109,669
                                          ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                               DWS Variable
                                                         DWS Variable Series I   Series I   DWS Variable Series II
                                                             Sub-Account       Sub-Account        Sub-Account
                                                         -------------------   ------------ ----------------------
                                                                                 DWS VIP
                                                                                  Money
                                                         DWS VIP International   Market A     DWS VIP Balanced A
                                                         -------------------   ------------ ----------------------
                                                           2007        2006     2006 (ad)      2007        2006
                                                         --------   ---------  ------------ ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................ $ 13,532   $   9,983   $  35,827   $   51,728  $   43,006
Net realized gains (losses).............................   56,769      44,912          --       31,336      84,837
Change in unrealized gains (losses).....................   30,202     142,714          --          670      93,664
                                                         --------   ---------   ---------   ----------  ----------
Increase (decrease) in net assets from operations.......  100,503     197,609      35,827       83,734     221,507
                                                         --------   ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................................    5,652       3,720       5,797        3,829       3,870
Benefit payments........................................  (21,798)    (11,241)    (42,741)     (45,437)   (112,170)
Payments on termination.................................  (78,817)   (316,607)   (184,510)    (173,250)   (517,065)
Contract maintenance charge.............................       --          --          --           --          --
Transfers among the sub-accounts and with the Fixed
 Account--net...........................................   56,320      74,815    (724,385)      38,191     (36,723)
Adjustment to net assets allocated to contract in payout
 period.................................................       --          --          --       54,015          --
                                                         --------   ---------   ---------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...........................................  (38,643)   (249,313)   (945,839)    (122,652)   (662,088)
                                                         --------   ---------   ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.......................   61,860     (51,704)   (910,012)     (38,918)   (440,581)
NET ASSETS AT BEGINNING OF PERIOD.......................  814,711     866,415     910,012    2,090,132   2,530,713
                                                         --------   ---------   ---------   ----------  ----------
NET ASSETS AT END OF PERIOD............................. $876,571   $ 814,711   $      --   $2,051,214  $2,090,132
                                                         ========   =========   =========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period............   55,970      74,489      77,716      179,485     237,883
       Units issued.....................................    9,477       7,988      76,367       11,719      28,507
       Units redeemed...................................  (12,514)    (26,507)   (154,083)     (21,977)    (86,905)
                                                         --------   ---------   ---------   ----------  ----------
    Units outstanding at end of period..................   52,933      55,970          --      169,227     179,485
                                                         ========   =========   =========   ==========  ==========

--------
(ad)On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               DWS Variable            DWS Variable              Federated
                                                 Series II               Series II           Insurance Series
                                                Sub-Account             Sub-Account             Sub-Account
                                         ------------------------  --------------------  ------------------------
                                                                          DWS VIP                Federated
                                         DWS VIP Money Market A II  Small Cap Growth A      Prime Money Fund II
                                         ------------------------  --------------------  ------------------------
                                            2007     2006 (ad)(ae)    2007       2006      2007 (j)       2006
                                         ----------  ------------- ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $   43,445   $    5,206   $  (3,703) $  (5,634) $   332,110  $   185,163
Net realized gains (losses).............         --           --      34,484     67,834           --           --
Change in unrealized gains (losses).....         --           --        (797)   (25,621)          --           --
                                         ----------   ----------   ---------  ---------  -----------  -----------
Increase (decrease) in net assets from
 operations.............................     43,445        5,206      29,984     36,579      332,110      185,163
                                         ----------   ----------   ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      1,230           40       2,044     21,626        5,388        2,303
Benefit payments........................    (20,302)          --     (14,268)   (40,341)    (474,415)    (197,561)
Payments on termination.................    (85,010)    (285,798)    (27,692)  (174,882)  (6,434,463)  (3,291,075)
Contract maintenance charge.............         --           --          --         --       (2,884)      (1,818)
Transfers among the sub-accounts and
 with the Fixed Account--net............     80,636    1,293,451    (101,293)   (27,442)  11,238,467    2,964,754
Adjustment to net assets allocated to
 contract in payout period..............         --           --          --         --           --           --
                                         ----------   ----------   ---------  ---------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions..................    (23,446)   1,007,693    (141,209)  (221,039)   4,332,093     (523,397)
                                         ----------   ----------   ---------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.................................     19,999    1,012,899    (111,225)  (184,460)   4,664,203     (338,234)
NET ASSETS AT BEGINNING OF
 PERIOD.................................  1,012,899           --     575,753    760,213    5,996,451    6,334,685
                                         ----------   ----------   ---------  ---------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................. $1,032,898   $1,012,899   $ 464,528  $ 575,753  $10,660,654  $ 5,996,451
                                         ==========   ==========   =========  =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    100,633           --      47,472     65,518      528,214      572,577
       Units issued.....................     22,785      216,904       4,021     18,506    1,450,817      648,996
       Units redeemed...................    (24,989)    (116,271)    (15,158)   (36,552)  (1,085,458)    (693,359)
                                         ----------   ----------   ---------  ---------  -----------  -----------
    Units outstanding at end of
     period.............................     98,429      100,633      36,335     47,472      893,573      528,214
                                         ==========   ==========   =========  =========  ===========  ===========

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(ad)On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II
(ae)For the period beginning November 3, 2006, and ending December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Fidelity Variable         Fidelity Variable         Fidelity Variable
                                       Insurance Products Fund   Insurance Products Fund   Insurance Products Fund
                                             Sub-Account               Sub-Account               Sub-Account
                                      ------------------------  ------------------------  ------------------------
                                           VIP Contrafund           VIP Equity-Income            VIP Growth
                                      ------------------------  ------------------------  ------------------------
                                          2007         2006         2007         2006         2007         2006
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $   (70,575) $   (11,114) $     5,778  $    92,994  $   (36,105) $   (77,616)
Net realized gains (losses)..........   4,562,506    2,265,384      479,378      801,531      (61,821)    (410,483)
Change in unrealized gains
 (losses)............................  (2,303,507)    (714,412)    (425,620)    (100,420)   1,767,373      918,519
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations.....................   2,188,424    1,539,858       59,536      794,105    1,669,447      430,420
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................     158,080      189,244        4,451        6,218       72,031       58,205
Benefit payments.....................    (251,079)    (198,274)     (56,105)     (24,261)    (119,968)     (52,764)
Payments on termination..............  (2,939,181)  (2,757,940)  (1,545,167)  (2,122,633)  (1,662,525)  (1,841,785)
Contract maintenance charge..........      (8,196)      (9,178)      (1,406)      (1,858)      (6,592)      (7,434)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................    (369,366)     227,260      161,994      109,854     (156,534)    (367,491)
Adjustment to net assets allocated to
 contract in payout period...........          --           --           --           --           --           --
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions..........  (3,409,742)  (2,548,888)  (1,436,233)  (2,032,680)  (1,873,588)  (2,211,269)
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (1,221,318)  (1,009,030)  (1,376,697)  (1,238,575)    (204,141)  (1,780,849)
NET ASSETS AT BEGINNING
 OF PERIOD...........................  15,496,580   16,505,610    4,158,586    5,397,161    7,661,815    9,442,664
                                      -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.............................. $14,275,262  $15,496,580  $ 2,781,889  $ 4,158,586  $ 7,457,674  $ 7,661,815
                                      ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................     987,680    1,151,719      267,003      413,055      827,254    1,080,103
       Units issued..................      85,208      132,195       23,114       30,150       49,449       55,190
       Units redeemed................    (279,757)    (296,234)    (111,406)    (176,202)    (234,028)    (308,039)
                                      -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..........................     793,131      987,680      178,711      267,003      642,675      827,254
                                      ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Fidelity Variable        Fidelity Variable        Fidelity Variable
                                         Insurance Products Fund  Insurance Products Fund  Insurance Products Fund
                                               Sub-Account              Sub-Account              Sub-Account
                                         ----------------------  ------------------------  ------------------------
                                             VIP High Income           VIP Index 500       VIP investment Grade Bond
                                         ----------------------  ------------------------  ------------------------
                                            2007        2006         2007         2006        2007         2006
                                         ----------  ----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  179,475  $  198,846  $   245,100  $    63,989  $  119,509   $  133,774
Net realized gains (losses).............    (47,534)    (57,022)     525,323      273,649     (18,905)     (29,229)
Change in unrealized gains (losses).....    (90,520)    174,422     (313,777)   1,250,684       8,349       16,618
                                         ----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in net assets from
 operations.............................     41,421     316,246      456,646    1,588,322     108,953      121,163
                                         ----------  ----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      7,855       6,238       80,723      148,157      24,572       33,395
Benefit payments........................    (38,332)    (51,360)     (91,105)     (27,780)   (102,230)     (17,292)
Payments on termination.................   (696,235)   (747,559)  (2,036,450)  (2,451,633)   (662,173)    (858,941)
Contract maintenance charge.............     (1,188)     (1,441)      (6,607)      (7,341)     (1,877)      (2,111)
Transfers among the sub-accounts and
 with the Fixed Account--net............      4,393     (39,582)    (234,419)    (586,917)     (4,164)     (80,381)
Adjustment to net assets allocated to
 contract in payout period..............         --          --           --           --          --           --
                                         ----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in net assets from
 contract transactions..................   (723,507)   (833,704)  (2,287,858)  (2,925,514)   (745,872)    (925,330)
                                         ----------  ----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS.................................   (682,086)   (517,458)  (1,831,212)  (1,337,192)   (636,919)    (804,167)
NET ASSETS AT BEGINNING OF
 PERIOD.................................  3,248,862   3,766,320   11,743,206   13,080,398   4,096,439    4,900,606
                                         ----------  ----------  -----------  -----------  ----------   ----------
NET ASSETS AT END OF
 PERIOD................................. $2,566,776  $3,248,862  $ 9,911,994  $11,743,206  $3,459,520   $4,096,439
                                         ==========  ==========  ===========  ===========  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    298,090     378,683    1,119,875    1,434,881     285,654      352,049
       Units issued.....................     47,265      21,249       56,388       55,327      18,159       18,391
       Units redeemed...................   (111,906)   (101,842)    (272,613)    (370,333)    (69,564)     (84,786)
                                         ----------  ----------  -----------  -----------  ----------   ----------
    Units outstanding at end of
     period.............................    233,449     298,090      903,650    1,119,875     234,249      285,654
                                         ==========  ==========  ===========  ===========  ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                  Fidelity                             Fidelity
                                         Fidelity Variable    Variable Insurance                  Variable Insurance
                                      Insurance Products Fund Products Fund (Service Class 2) Products Fund (Service Class 2)
                                            Sub-Account          Sub-Account                         Sub-Account
                                      ----------------------  ------------------------------  ------------------------------
                                                              VIP Asset Manager                     VIP Contrafund
                                           VIP Overseas       Growth (Service Class 2)            (Service Class 2)
                                      ----------------------  ------------------------------  ------------------------------
                                         2007        2006       2007            2006              2007             2006
                                      ----------  ----------     -------         -------       ------------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $   72,590  $  (16,888) $ 1,487         $   160         $   (775,793)    $  (244,934)
Net realized gains (losses)..........    535,679     218,122    1,323             397           27,448,484       6,128,924
Change in unrealized gains
 (losses)............................    (50,207)    351,930    7,341           2,163          (13,302,237)       (820,978)
                                      ----------  ----------     -------         -------       ------------     -----------
Increase (decrease) in net assets
 from operations.....................    558,062     553,164   10,151           2,720           13,370,454       5,063,012
                                      ----------  ----------     -------         -------       ------------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................     53,454      80,626       --          20,000           10,846,481      29,348,339
Benefit payments.....................    (59,607)    (29,899)      --              --           (1,200,668)       (480,976)
Payments on termination..............   (815,936)   (425,601)  (3,704)           (925)          (4,999,544)     (2,475,485)
Contract maintenance charge..........     (2,196)     (2,105)      --             (12)            (320,736)       (121,368)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................    184,380      33,917   (3,349)         (7,496)          14,490,865      20,088,710
Adjustment to net assets allocated
 to contract in payout period........         --          --       --              --                   --              --
                                      ----------  ----------     -------         -------       ------------     -----------
Increase (decrease) in net assets
 from contract transactions..........   (639,905)   (343,062)  (7,053)         11,567           18,816,398      46,359,220
                                      ----------  ----------     -------         -------       ------------     -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................    (81,843)    210,102    3,098          14,287           32,186,852      51,422,232
NET ASSETS AT BEGINNING
 OF PERIOD...........................  3,724,116   3,514,014   63,167          48,880           77,839,668      26,417,436
                                      ----------  ----------     -------         -------       ------------     -----------
NET ASSETS AT END OF
 PERIOD.............................. $3,642,273  $3,724,116  $66,265         $63,167         $110,026,520     $77,839,668
                                      ==========  ==========     =======         =======       ============     ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................    287,299     314,208    5,891           4,800            6,412,503       2,202,564
       Units issued..................     54,881      54,182      779           1,958            3,043,502       5,098,922
       Units redeemed................   (101,157)    (81,091)  (1,391)           (867)          (1,319,197)       (888,983)
                                      ----------  ----------     -------         -------       ------------     -----------
    Units outstanding at end of
     period..........................    241,023     287,299    5,279           5,891            8,136,808       6,412,503
                                      ==========  ==========     =======         =======       ============     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Fidelity                 Fidelity                Fidelity
                                           Variable Insurance       Variable Insurance      Variable Insurance
                                              Products Fund           Products Fund            Products Fund
                                            (Service Class 2)       (Service Class 2)        (Service Class 2)
                                               Sub-Account             Sub-Account              Sub-Account
                                         ----------------------  -----------------------  ----------------------
                                                   VIP                 VIP Freedom              VIP Freedom
                                              Equity-Income           2010 Portfolio          2020 Portfolio
                                            (Service Class 2)       (Service Class 2)        (Service Class 2)
                                         ----------------------  -----------------------  ----------------------
                                            2007        2006         2007      2006 (af)     2007      2006 (af)
                                         ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $     (565) $   53,034  $    57,228  $   31,919  $   55,772  $   20,734
Net realized gains (losses).............    414,305     510,695      243,641      15,645     189,030      21,654
Change in unrealized gains (losses).....   (408,301)     61,427           82     102,755      23,400      31,894
                                         ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations.............................      5,439     625,156      300,951     150,319     268,202      74,282
                                         ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................     14,100       6,031    1,767,931   1,090,056   2,441,311     881,427
Benefit payments........................    (19,027)         --   (1,230,901)         --          --     (27,266)
Payments on termination.................   (386,400)   (171,634)    (203,095)    (10,193)   (236,507)     (6,125)
Contract maintenance charge.............       (691)       (786)     (12,362)         --      (8,800)       (105)
Transfers among the sub-accounts and
 with the Fixed Account--net............    (17,362)    (13,037)   2,264,790   2,202,903   2,062,625   1,152,601
Adjustment to net assets allocated to
 contract in payout period..............         --          --           --          --          --          --
                                         ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions..................   (409,380)   (179,426)   2,586,363   3,282,766   4,258,629   2,000,532
                                         ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.................................   (403,941)    445,730    2,887,314   3,433,085   4,526,831   2,074,814
NET ASSETS AT BEGINNING OF
 PERIOD.................................  3,979,026   3,533,296    3,433,085          --   2,074,814          --
                                         ----------  ----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD................................. $3,575,085  $3,979,026  $ 6,320,399  $3,433,085  $6,601,645  $2,074,814
                                         ==========  ==========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    300,027     314,396      328,194          --     197,695          --
       Units issued.....................      8,543       7,975      509,639     336,099     416,520     207,441
       Units redeemed...................    (37,845)    (22,344)    (271,479)     (7,905)    (32,830)     (9,746)
                                         ----------  ----------  -----------  ----------  ----------  ----------
    Units outstanding at end of
     period.............................    270,725     300,027      566,354     328,194     581,385     197,695
                                         ==========  ==========  ===========  ==========  ==========  ==========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Fidelity               Fidelity                Fidelity
                                        Variable Insurance     Variable Insurance      Variable Insurance
                                           Products Fund          Products Fund           Products Fund
                                         (Service Class 2)      (Service Class 2)       (Service Class 2)
                                            Sub-Account            Sub-Account             Sub-Account
                                      ----------------------  --------------------  ------------------------
                                            VIP Freedom            VIP Freedom
                                          2030 Portfolio        Income Portfolio          VIP Growth &
                                         (Service Class 2)      (Service Class 2)   Income (Service Class 2)
                                      ----------------------  --------------------  ------------------------
                                         2007      2006 (af)     2007     2006 (af)     2007         2006
                                      ----------  ----------  ----------  --------- -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $   16,588  $    9,808  $   50,434  $ 12,684  $   (45,282) $  (133,020)
Net realized gains (losses)..........     92,445       8,437      20,534     2,394      901,490      309,859
Change in unrealized gains
 (losses)............................      4,074      36,027     (21,590)   (6,307)     588,757    1,050,077
                                      ----------  ----------  ----------  --------  -----------  -----------
Increase (decrease) in net assets
 from operations.....................    113,107      54,272      49,378     8,771    1,444,965    1,226,916
                                      ----------  ----------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................    548,989     775,599     842,515   352,778      161,080    5,426,903
Benefit payments.....................         --          --          --        --     (178,993)    (148,366)
Payments on termination..............   (167,699)    (12,394)    (40,675)   (2,131)    (664,383)    (289,658)
Contract maintenance charge..........     (8,051)         --      (3,248)       --      (56,711)     (30,446)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................    593,417     328,992     526,571   201,910        7,478    1,450,868
Adjustment to net assets allocated
 to contract in payout period........         --          --          --        --           --           --
                                      ----------  ----------  ----------  --------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions..........    966,656   1,092,197   1,325,163   552,557     (731,529)   6,409,301
                                      ----------  ----------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  1,079,763   1,146,469   1,374,541   561,328      713,436    7,636,217
NET ASSETS AT BEGINNING
 OF PERIOD...........................  1,146,469          --     561,328        --   14,520,565    6,884,348
                                      ----------  ----------  ----------  --------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.............................. $2,226,232  $1,146,469  $1,935,869  $561,328  $15,234,001  $14,520,565
                                      ==========  ==========  ==========  ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................    109,200          --      54,190        --    1,180,371      621,047
       Units issued..................    110,344     135,208     160,994    69,165      180,930      779,010
       Units redeemed................    (25,713)    (26,008)    (35,884)  (14,975)    (235,239)    (219,686)
                                      ----------  ----------  ----------  --------  -----------  -----------
    Units outstanding at end of
     period..........................    193,831     109,200     179,300    54,190    1,126,062    1,180,371
                                      ==========  ==========  ==========  ========  ===========  ===========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Fidelity             Fidelity                Fidelity
                                         Variable Insurance   Variable Insurance      Variable Insurance
                                            Products Fund        Products Fund           Products Fund
                                          (Service Class 2)    (Service Class 2)       (Service Class 2)
                                             Sub-Account          Sub-Account             Sub-Account
                                         ------------------  --------------------  ------------------------
                                                               VIP Growth Stock
                                             VIP Growth            Portfolio               VIP High
                                          (Service Class 2)  (Service Class 2) (k) Income (Service Class 2)
                                         ------------------  --------------------  ------------------------
                                           2007      2006       2007     2006 (af)     2007         2006
                                         --------  --------  ----------  --------- -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $ (8,009) $ (9,050) $  (14,515) $ (2,495) $   748,093  $   663,149
Net realized gains (losses).............   30,887    18,711     107,748     1,537       11,140        6,059
Change in unrealized gains (losses).....  133,071    22,950      81,342    28,236     (669,266)     141,936
                                         --------  --------  ----------  --------  -----------  -----------
Increase (decrease) in net assets from
 operations.............................  155,949    32,611     174,575    27,278       89,967      811,144
                                         --------  --------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      180     4,030     407,578   263,470      152,363    2,934,368
Benefit payments........................       --    (8,579)         --   (27,097)    (265,711)     (72,077)
Payments on termination.................  (60,691)  (78,317)   (160,241)     (688)    (686,935)    (345,433)
Contract maintenance charge.............     (189)     (253)       (560)      (27)     (38,222)     (22,470)
Transfers among the sub-accounts and
 with the Fixed Account--net............  (27,636)  (12,357)    847,436   192,599    1,010,881    1,809,012
Adjustment to net assets allocated to
 contract in payout period..............       --        --          --        --           --           --
                                         --------  --------  ----------  --------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions..................  (88,336)  (95,476)  1,094,213   428,257      172,376    4,303,400
                                         --------  --------  ----------  --------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.................................   67,613   (62,865)  1,268,788   455,535      262,343    5,114,544
NET ASSETS AT BEGINNING OF
 PERIOD.................................  654,428   717,293     455,535        --   11,001,229    5,886,685
                                         --------  --------  ----------  --------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................. $722,041  $654,428  $1,724,323  $455,535  $11,263,572  $11,001,229
                                         ========  ========  ==========  ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................   74,947    86,438      46,722        --      949,547      548,512
       Units issued.....................      307     2,610     147,673    61,367      266,457      481,264
       Units redeemed...................   (8,960)  (14,101)    (47,540)  (14,645)    (252,363)     (80,229)
                                         --------  --------  ----------  --------  -----------  -----------
    Units outstanding at end of
     period.............................   66,294    74,947     146,855    46,722      963,641      949,547
                                         ========  ========  ==========  ========  ===========  ===========

--------
(k)Previously known as VIP Freedom Growth Stock Portfolio (Service Class 2)
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Fidelity                     Fidelity                            Fidelity
                                     Variable Insurance            Variable Insurance                 Variable Insurance
                                   Products Fund (Service Class 2) Products Fund (Service Class 2) Products Fund (Service Class 2)
                                         Sub-Account                  Sub-Account                         Sub-Account
                                   ------------------------------  ------------------------------  ------------------------------
                                                                    VIP Investment
                                   VIP Index 500 (Service Class 2) Grade Bond (Service Class 2)    VIP Mid Cap (Service Class 2)
                                   ------------------------------  ------------------------------  ------------------------------
                                      2007            2006           2007            2006              2007            2006
                                     ----------      ----------       -------         -------       -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  120,003      $   (9,144)     $   542         $   465         $  (317,919)    $  (234,799)
Net realized gains (losses).......    113,292          33,473         (178)           (109)          2,439,488       1,206,767
Change in unrealized gains
 (losses).........................   (148,329)        336,878          166             177           1,163,968         432,593
                                     ----------      ----------       -------         -------       -----------     -----------
Increase (decrease) in net assets
 from operations..................     84,966         361,207          530             533           3,285,537       1,404,561
                                     ----------      ----------       -------         -------       -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................  2,892,596         987,839          264              72           3,154,921       7,673,697
Benefit payments..................   (113,879)        (45,262)          --              --            (201,929)       (184,076)
Payments on termination...........   (338,317)        (75,273)      (4,288)         (3,624)         (1,136,781)       (718,397)
Contract maintenance charge.......     (8,110)         (1,201)         (34)            (35)            (87,511)        (34,881)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................  2,621,682         902,044          163              69           4,292,451       6,166,012
Adjustment to net assets allocated
 to contract in payout period.....         --              --           --              --                  --              --
                                     ----------      ----------       -------         -------       -----------     -----------
Increase (decrease) in net assets
 from contract transactions.......  5,053,972       1,768,147       (3,895)         (3,518)          6,021,151      12,902,355
                                     ----------      ----------       -------         -------       -----------     -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  5,138,938       2,129,354       (3,365)         (2,985)          9,306,688      14,306,916
NET ASSETS AT BEGINNING
 OF PERIOD........................  3,926,697       1,797,343       21,227          24,212          22,815,398       8,508,482
                                     ----------      ----------       -------         -------       -----------     -----------
NET ASSETS AT END OF
 PERIOD........................... $9,065,635      $3,926,697      $17,862         $21,227         $32,122,086     $22,815,398
                                     ==========      ==========       =======         =======       ===========     ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........    358,116         183,575        1,802           2,108           1,846,410         702,802
       Units issued...............    761,959         222,446           36              12             988,363       1,404,580
       Units redeemed.............   (315,481)        (47,905)        (359)           (318)           (419,414)       (260,972)
                                     ----------      ----------       -------         -------       -----------     -----------
    Units outstanding at end of
     period.......................    804,594         358,116        1,479           1,802           2,415,359       1,846,410
                                     ==========      ==========       =======         =======       ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Fidelity                     Fidelity                          Franklin
                                         Variable Insurance           Variable Insurance                Templeton Variable
                                      Products Fund (Service Class 2) Products Fund (Service Class 2) Insurance Products Trust
                                             Sub-Account                  Sub-Account                       Sub-Account
                                      ------------------------------  ------------------------------  ----------------------
                                              VIP Money
                                               Market                                                    Franklin Flex Cap
                                          (Service Class 2)           VIP Overseas (Service Class 2)     Growth Securities
                                      ------------------------------  ------------------------------  ----------------------
                                          2007         2006 (af)        2007            2006             2007         2006
                                       -----------     -----------       --------        --------     ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $   270,964     $    93,152     $  2,414        $   (860)       $  (85,225)  $  (46,176)
Net realized gains (losses)..........          --              --       25,569           2,829           124,307       10,422
Change in unrealized gains
 (losses)............................          --              --       (7,119)         14,239           598,529      169,628
                                       -----------     -----------       --------        --------     ----------   ----------
Increase (decrease) in net assets
 from operations.....................     270,964          93,152       20,864          16,208           637,611      133,874
                                       -----------     -----------       --------        --------     ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................     175,890       2,044,347          176              48           137,297    2,375,868
Benefit payments.....................     (56,005)        (28,647)      (4,069)             --           (41,812)     (89,850)
Payments on termination..............  (1,399,011)       (730,638)     (41,809)         (6,998)         (247,469)     (99,431)
Contract maintenance charge..........     (26,577)         (9,949)         (36)            (39)          (22,133)      (5,943)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................    (424,864)      9,738,934       71,358          51,362           357,722      953,306
Adjustment to net assets allocated
 to contract in payout period........          --              --           --              --                --           --
                                       -----------     -----------       --------        --------     ----------   ----------
Increase (decrease) in net assets
 from contract transactions..........  (1,730,567)     11,014,047       25,620          44,373           183,605    3,133,950
                                       -----------     -----------       --------        --------     ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (1,459,603)     11,107,199       46,484          60,581           821,216    3,267,824
NET ASSETS AT BEGINNING
 OF PERIOD...........................  11,107,199              --      135,042          74,461         4,724,713    1,456,889
                                       -----------     -----------       --------        --------     ----------   ----------
NET ASSETS AT END OF
 PERIOD.............................. $ 9,647,596     $11,107,199     $181,526        $135,042        $5,545,929   $4,724,713
                                       ===========     ===========       ========        ========     ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   1,088,024              --        9,286           5,639           409,576      130,633
       Units issued..................     758,285       1,770,444        6,135           5,228           120,247      329,438
       Units redeemed................    (931,392)       (682,420)      (3,950)         (1,581)         (102,039)     (50,495)
                                       -----------     -----------       --------        --------     ----------   ----------
    Units outstanding at end of
     period..........................     914,917       1,088,024       11,471           9,286           427,784      409,576
                                       ===========     ===========       ========        ========     ==========   ==========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Franklin                  Franklin                    Franklin
                                             Templeton Variable        Templeton Variable          Templeton Variable
                                          Insurance Products Trust  Insurance Products Trust    Insurance Products Trust
                                                Sub-Account                Sub-Account                 Sub-Account
                                         -------------------------  ------------------------   --------------------------
                                            Franklin Growth and                                         Franklin
                                             Income Securities      Franklin High Income Sec 2      Income Securities
                                         -------------------------  ------------------------   --------------------------
                                             2007          2006         2007          2006         2007          2006
                                         ------------  -----------  -----------   -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $    576,245  $   733,342  $   589,936   $   622,515  $  5,456,161  $  3,561,123
Net realized gains (losses).............    7,409,329    6,014,240       81,877        27,075     6,079,551     1,932,223
Change in unrealized gains (losses).....  (12,042,907)   5,652,391     (525,627)      305,653    (6,238,385)   25,319,370
                                         ------------  -----------  -----------   -----------  ------------  ------------
Increase (decrease) in net assets from
 operations.............................   (4,057,333)  12,399,973      146,186       955,243     5,297,327    30,812,716
                                         ------------  -----------  -----------   -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................    3,440,216    5,171,646       45,201        35,426    36,764,101    58,120,009
Benefit payments........................   (1,577,220)  (1,903,375)    (264,871)     (207,176)   (5,261,921)   (3,280,058)
Payments on termination.................   (9,173,264)  (5,604,981)  (1,803,815)   (1,143,025)  (25,717,322)  (14,008,486)
Contract maintenance charge.............     (296,766)    (302,736)     (35,815)      (40,513)     (723,469)     (410,528)
Transfers among the sub-accounts and
 with the Fixed Account--net............   (1,637,736)  (1,866,199)     109,447     1,642,087    32,518,546    60,457,687
Adjustment to net assets allocated to
 contract in payout period..............           --           --           --            --            --            --
                                         ------------  -----------  -----------   -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions..................   (9,244,770)  (4,505,645)  (1,949,853)      286,799    37,579,935   100,878,624
                                         ------------  -----------  -----------   -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (13,302,103)   7,894,328   (1,803,667)    1,242,042    42,877,262   131,691,340
NET ASSETS AT BEGINNING OF
 PERIOD.................................   93,369,310   85,474,982   13,689,318    12,447,276   272,191,116   140,499,776
                                         ------------  -----------  -----------   -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................. $ 80,067,207  $93,369,310  $11,885,651   $13,689,318  $315,068,378  $272,191,116
                                         ============  ===========  ===========   ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    5,458,044    5,741,050    1,171,742     1,146,124    20,822,219    12,500,880
       Units issued.....................      777,566      975,926      145,190       269,301     7,663,319    12,707,289
       Units redeemed...................   (1,297,920)  (1,258,932)    (310,463)     (243,683)   (4,878,759)   (4,385,950)
                                         ------------  -----------  -----------   -----------  ------------  ------------
    Units outstanding at end of
     period.............................    4,937,690    5,458,044    1,006,469     1,171,742    23,606,779    20,822,219
                                         ============  ===========  ===========   ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Franklin                   Franklin                 Franklin
                                         Templeton Variable         Templeton Variable       Templeton Variable
                                      Insurance Products Trust   Insurance Products Trust  Insurance Products Trust
                                             Sub-Account               Sub-Account               Sub-Account
                                      ------------------------  -------------------------  ----------------------
                                         Franklin Large Cap         Franklin Small Cap     Franklin Small Mid-Cap
                                          Growth Securities          Value Securities         Growth Securities
                                      ------------------------  -------------------------  ----------------------
                                          2007         2006         2007          2006        2007         2006
                                      -----------  -----------  ------------  -----------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $  (633,704) $  (392,521) $   (734,812) $  (690,790) $  (60,702)  $  (61,568)
Net realized gains (losses)..........   1,777,993      179,233     8,389,622    5,116,697     549,000      188,214
Change in unrealized gains
 (losses)............................   1,903,405    5,099,396   (10,022,446)   5,217,462    (134,975)     128,883
                                      -----------  -----------  ------------  -----------  ----------   ----------
Increase (decrease) in net assets
 from operations.....................   3,047,694    4,886,108    (2,367,636)   9,643,369     353,323      255,529
                                      -----------  -----------  ------------  -----------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................  11,796,249   23,568,970     3,352,586    9,447,493      11,972       14,443
Benefit payments.....................  (1,123,215)    (870,966)   (1,145,383)  (1,219,111)    (69,452)     (19,345)
Payments on termination..............  (4,718,055)  (2,356,985)   (8,332,534)  (5,161,069)   (489,573)    (330,855)
Contract maintenance charge..........    (230,791)    (117,290)     (216,051)    (203,215)    (10,765)     (11,685)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................   6,084,976    9,321,854    (3,722,013)   6,455,030    (104,715)      55,296
Adjustment to net assets allocated to
 contract in payout period...........          --           --            --           --          --           --
                                      -----------  -----------  ------------  -----------  ----------   ----------
Increase (decrease) in net assets
 from contract transactions..........  11,809,164   29,545,583   (10,063,395)   9,319,128    (662,533)    (292,146)
                                      -----------  -----------  ------------  -----------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  14,856,858   34,431,691   (12,431,031)  18,962,497    (309,210)     (36,617)
NET ASSETS AT BEGINNING
 OF PERIOD...........................  64,820,282   30,388,591    78,437,143   59,474,646   3,789,342    3,825,959
                                      -----------  -----------  ------------  -----------  ----------   ----------
NET ASSETS AT END OF
 PERIOD.............................. $79,677,140  $64,820,282  $ 66,006,112  $78,437,143  $3,480,132   $3,789,342
                                      ===========  ===========  ============  ===========  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   5,670,480    2,902,651     3,842,070    3,216,822     214,884      231,013
       Units issued..................   2,272,093    4,172,037       571,479    1,689,904      11,936       34,860
       Units redeemed................  (1,278,305)  (1,404,208)   (1,111,943)  (1,064,656)    (44,287)     (50,989)
                                      -----------  -----------  ------------  -----------  ----------   ----------
    Units outstanding at end of
     period..........................   6,664,268    5,670,480     3,301,606    3,842,070     182,533      214,884
                                      ===========  ===========  ============  ===========  ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Franklin                  Franklin                   Franklin
                                      Templeton Variable        Templeton Variable         Templeton Variable
                                   Insurance Products Trust  Insurance Products Trust   Insurance Products Trust
                                          Sub-Account               Sub-Account                Sub-Account
                                   ------------------------  ------------------------  --------------------------
                                           Franklin
                                        U.S. Government          Mutual Discovery       Mutual Shares Securities
                                   ------------------------  ------------------------  --------------------------
                                       2007         2006         2007         2006         2007          2006
                                   -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $   695,186  $   485,428  $   (57,757) $   (70,421) $   (428,065) $   (596,421)
Net realized gains (losses).......     (65,391)     (58,383)     807,810      343,571    14,794,309     9,310,106
Change in unrealized gains
 (losses).........................     479,939       29,071    1,448,544    1,613,654   (10,363,947)   19,740,964
                                   -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations..................   1,109,734      456,116    2,198,597    1,886,804     4,002,297    28,454,649
                                   -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   1,984,016    3,339,996    6,495,058    7,462,018    14,623,337    32,471,263
Benefit payments..................    (330,481)    (171,574)    (120,175)    (177,670)   (3,040,098)   (3,290,161)
Payments on termination...........  (2,017,711)    (898,719)  (1,527,083)    (632,655)  (21,818,339)  (12,119,477)
Contract maintenance charge.......     (65,636)     (51,444)     (79,144)     (16,653)     (608,651)     (461,237)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   3,813,260    2,514,717    7,551,818    6,898,213    10,735,319    27,055,299
Adjustment to net assets
 allocated to contract in
 payout period....................          --           --           --           --            --            --
                                   -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions.......   3,383,448    4,732,976   12,320,474   13,533,253      (108,432)   43,655,687
                                   -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS.......................   4,493,182    5,189,092   14,519,071   15,420,057     3,893,865    72,110,336
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  20,542,016   15,352,924   18,246,492    2,826,435   219,783,945   147,673,609
                                   -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD........................... $25,035,198  $20,542,016  $32,765,563  $18,246,492  $223,677,810  $219,783,945
                                   ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   1,941,233    1,485,387    1,514,918      248,397    13,385,986    10,392,014
       Units issued...............     930,061      854,783    1,578,479    1,527,131     3,142,806     6,458,698
       Units redeemed.............    (616,177)    (398,937)    (545,389)    (260,610)   (3,221,569)   (3,464,726)
                                   -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period.......................   2,255,117    1,941,233    2,548,008    1,514,918    13,307,223    13,385,986
                                   ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------


                                           Franklin                   Franklin                  Franklin
                                      Templeton Variable         Templeton Variable        Templeton Variable
                                   Insurance Products Trust   Insurance Products Trust   Insurance Products Trust
                                          Sub-Account                Sub-Account               Sub-Account
                                   ------------------------  --------------------------  ----------------------
                                     Templeton Developing             Templeton                 Templeton
                                      Markets Securities         Foreign Securities      Global Income Securities
                                   ------------------------  --------------------------  ----------------------
                                       2007         2006         2007          2006         2007         2006
                                   -----------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $   297,883  $  (195,407) $    786,800  $   (635,176) $   47,816   $   60,505
Net realized gains (losses).......   6,586,677    2,296,772    17,958,580     3,429,229      95,809      103,929
Change in unrealized gains
 (losses).........................   3,407,689    5,850,490    10,316,664    27,431,164     183,680      238,558
                                   -----------  -----------  ------------  ------------  ----------   ----------
Increase (decrease) in net assets
 from operations..................  10,292,249    7,951,855    29,062,044    30,225,217     327,305      402,992
                                   -----------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   3,593,280    6,442,389    21,377,720    43,975,718      20,755        2,741
Benefit payments..................    (422,241)    (247,573)   (3,025,981)   (2,546,417)    (90,727)     (57,044)
Payments on termination...........  (3,157,218)  (2,044,411)  (19,934,693)  (10,778,126)   (530,639)    (876,042)
Contract maintenance charge.......    (138,253)    (102,363)     (605,770)     (388,724)     (7,733)      (8,253)
Transfers among the sub-accounts
 and with the Fixed Account--
 net..............................     772,740   (1,820,352)    6,173,189    21,258,084     267,988       34,196
Adjustment to net assets allocated
 to contract in payout period.....          --           --            --            --          --           --
                                   -----------  -----------  ------------  ------------  ----------   ----------
Increase (decrease) in net assets
 from contract transactions.......     648,308    2,227,690     3,984,465    51,520,535    (340,356)    (904,402)
                                   -----------  -----------  ------------  ------------  ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  10,940,557   10,179,545    33,046,509    81,745,752     (13,051)    (501,410)
NET ASSETS AT BEGINNING
 OF PERIOD........................  39,373,827   29,194,282   206,971,216   125,225,464   3,600,016    4,101,426
                                   -----------  -----------  ------------  ------------  ----------   ----------
NET ASSETS AT END OF
 PERIOD........................... $50,314,384  $39,373,827  $240,017,725  $206,971,216  $3,586,965   $3,600,016
                                   ===========  ===========  ============  ============  ==========   ==========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   1,202,117    1,123,311    11,792,955     8,678,760     219,247      271,671
       Units issued...............     327,671      502,396     2,720,556     5,628,615      32,410       26,357
       Units redeemed.............    (317,102)    (423,590)   (2,689,699)   (2,514,420)    (52,725)     (78,781)
                                   -----------  -----------  ------------  ------------  ----------   ----------
    Units outstanding at end of
     period.......................   1,212,686    1,202,117    11,823,812    11,792,955     198,932      219,247
                                   ===========  ===========  ============  ============  ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Franklin
                                             Templeton Variable     Goldman Sachs Variable  Goldman Sachs Variable
                                          Insurance Products Trust    Insurance Trust          Insurance Trust
                                                 Sub-Account            Sub-Account              Sub-Account
                                          ------------------------  ---------------------  -----------------------
                                                  Templeton
                                              Growth Securities     VIT Capital Growth      VIT Growth and Income
                                          ------------------------  ---------------------  -----------------------
                                              2007         2006       2007        2006         2007        2006
                                          -----------  -----------   --------   --------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    (3,142) $    (7,929) $   (675)   $ (1,031)  $    13,083  $   21,743
Net realized gains (losses)..............     752,047      518,263     1,001        (396)    1,085,500     434,310
Change in unrealized gains (losses)......    (675,336)     495,721     3,973       5,774    (1,153,033)    860,685
                                          -----------  -----------   --------   --------   -----------  ----------
Increase (decrease) in net assets from
 operations..............................      73,569    1,006,055     4,299       4,347       (54,450)  1,316,738
                                          -----------  -----------   --------   --------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      33,915       23,619        --          --       111,920   2,690,504
Benefit payments.........................     (52,734)     (63,140)       --          --      (117,767)    (77,562)
Payments on termination..................  (1,421,818)  (1,523,433)  (29,179)    (14,833)     (463,070)   (270,431)
Contract maintenance charge..............      (1,114)      (1,355)      (35)        (49)      (35,687)    (22,036)
Transfers among the sub-accounts and with
 the Fixed Account--net..................    (295,024)     (34,940)    2,833      (1,458)    1,264,312     882,111
Adjustment to net assets allocated to
 contract in payout period...............          --           --        --          --            --          --
                                          -----------  -----------   --------   --------   -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,736,775)  (1,599,249)  (26,381)    (16,340)      759,708   3,202,586
                                          -----------  -----------   --------   --------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,663,206)    (593,194)  (22,082)    (11,993)      705,258   4,519,324
NET ASSETS AT BEGINNING OF
 PERIOD..................................   5,394,661    5,987,855    61,702      73,695     9,037,250   4,517,926
                                          -----------  -----------   --------   --------   -----------  ----------
NET ASSETS AT END OF PERIOD.............. $ 3,731,455  $ 5,394,661  $ 39,620    $ 61,702   $ 9,742,508  $9,037,250
                                          ===========  ===========   ========   ========   ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     287,744      375,369     6,677       8,672       712,484     429,459
       Units issued......................      29,360       28,544       232          --       200,565     407,922
       Units redeemed....................    (126,671)    (116,169)   (2,816)     (1,995)     (133,769)   (124,897)
                                          -----------  -----------   --------   --------   -----------  ----------
    Units outstanding at end of period...     190,433      287,744     4,093       6,677       779,280     712,484
                                          ===========  ===========   ========   ========   ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Goldman Sachs Variable   Goldman Sachs Variable    Goldman Sachs Variable
                                              Insurance Trust       Insurance Trust              Insurance Trust
                                                Sub-Account           Sub-Account                  Sub-Account
                                         ------------------------  ---------------------    ------------------------
                                                                     VIT Strategic               VIT Structured
                                             VIT Mid Cap Value     International Equity (l)   Small Cap Equity Fund
                                         ------------------------  ---------------------    ------------------------
                                             2007         2006       2007         2006          2007         2006
                                         -----------  -----------   -------      --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $   (94,609) $   (67,561) $    26      $    (87)   $  (284,774) $  (179,774)
Net realized gains (losses).............   1,420,051    1,053,688    1,160        (1,651)     1,973,793    1,703,617
Change in unrealized gains (losses).....  (1,125,498)     262,155     (720)        3,984     (5,844,495)     227,018
                                         -----------  -----------   -------      --------   -----------  -----------
Increase (decrease) in net assets from
 operations.............................     199,944    1,248,282      466         2,246     (4,155,476)   1,750,861
                                         -----------  -----------   -------      --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      10,170    2,120,322       --            --        141,049    6,260,883
Benefit payments........................    (234,265)     (54,636)      --            --       (314,978)    (216,889)
Payments on termination.................    (683,690)    (422,901)  (1,395)      (27,384)    (1,038,386)    (623,213)
Contract maintenance charge.............     (35,403)     (31,846)      --            --        (74,545)     (54,509)
Transfers among the sub-accounts and
 with the Fixed Account--net............    (517,242)    (201,274)       1            24      1,189,685    2,551,099
Adjustment to net assets allocated to
 contract in payout period..............          --           --       --            --             --           --
                                         -----------  -----------   -------      --------   -----------  -----------
Increase (decrease) in net assets from
 contract transactions..................  (1,460,430)   1,409,665   (1,394)      (27,360)       (97,175)   7,917,371
                                         -----------  -----------   -------      --------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (1,260,486)   2,657,947     (928)      (25,114)    (4,252,651)   9,668,232
NET ASSETS AT BEGINNING OF
 PERIOD.................................  10,255,117    7,597,170    7,414        32,528     23,571,650   13,903,418
                                         -----------  -----------   -------      --------   -----------  -----------
NET ASSETS AT END OF
 PERIOD................................. $ 8,994,631  $10,255,117  $ 6,486      $  7,414    $19,318,999  $23,571,650
                                         ===========  ===========   =======      ========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................     788,522      667,470      479         2,596      1,871,412    1,213,576
       Units issued.....................      27,651      271,295       --            --        205,211      942,432
       Units redeemed...................    (131,322)    (150,243)     (82)       (2,117)      (199,905)    (284,596)
                                         -----------  -----------   -------      --------   -----------  -----------
    Units outstanding at end of
     period.............................     684,851      788,522      397           479      1,876,718    1,871,412
                                         ===========  ===========   =======      ========   ===========  ===========

--------
(l)Previously known as VIT International Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                   Goldman Sachs Variable                      Janus Aspen Series
                                                       Insurance Trust      Janus Aspen Series (Service Shares)
                                                         Sub-Account           Sub-Account        Sub-Account
                                                  ------------------------  ----------------   ----------------
                                                       VIT Structured                            Foreign Stock
                                                      U.S. Equity Fund       Forty Portfolio   (Service Shares)
                                                  ------------------------  ----------------   ----------------
                                                      2007         2006       2007      2006     2007      2006
                                                  -----------  -----------  -------   -------  -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $   (87,660) $   (47,159) $  (296)  $  (238) $   (60)  $    44
Net realized gains (losses)......................   1,243,676      159,856    3,517        78    1,459     1,449
Change in unrealized gains (losses)..............  (1,608,240)   1,086,499    4,599     1,758    6,282     5,042
                                                  -----------  -----------  -------   -------  -------   -------
Increase (decrease) in net assets from operations    (452,224)   1,199,196    7,820     1,598    7,681     6,535
                                                  -----------  -----------  -------   -------  -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................     159,398    4,983,934      176        48       --        --
Benefit payments.................................    (196,566)    (164,245)      --        --       --        --
Payments on termination..........................    (655,138)    (381,320)  (6,662)       --       --        --
Contract maintenance charge......................     (50,974)     (30,001)     (36)      (36)      --       (35)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................   1,415,408      837,107     (434)       30       (1)       (1)
Adjustment to net assets allocated to contract in
 payout period...................................          --           --       --        --       --        --
                                                  -----------  -----------  -------   -------  -------   -------
Increase (decrease) in net assets from contract
 transactions....................................     672,128    5,245,475   (6,956)       42       (1)      (36)
                                                  -----------  -----------  -------   -------  -------   -------
INCREASE (DECREASE) IN NET ASSETS................     219,904    6,444,671      864     1,640    7,680     6,499
NET ASSETS AT BEGINNING OF PERIOD................  13,961,733    7,517,062   22,303    20,663   46,624    40,125
                                                  -----------  -----------  -------   -------  -------   -------
NET ASSETS AT END OF PERIOD...................... $14,181,637  $13,961,733  $23,167   $22,303  $54,304   $46,624
                                                  ===========  ===========  =======   =======  =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.....   1,117,308      668,460    1,637     1,633    2,452     2,454
       Units issued..............................     167,366      662,915       12         7       --        --
       Units redeemed............................    (102,938)    (214,067)    (389)       (3)      --        (2)
                                                  -----------  -----------  -------   -------  -------   -------
    Units outstanding at end of period...........   1,181,736    1,117,308    1,260     1,637    2,452     2,452
                                                  ===========  ===========  =======   =======  =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                        Legg Mason
                                                                                     Legg Mason          Partners
                                                              Lazard              Partners Variable      Variable
                                                         Retirement Series, Inc.  Portfolios I, Inc  Portfolios I, Inc
                                                            Sub-Account              Sub-Account        Sub-Account
                                                         ----------------------  ------------------  -----------------
                                                                                                        Legg Mason
                                                                                                         Variable
                                                                                 Legg Mason Variable Fundamental Value
                                                         Emerging Markets        All Cap Portfolio I     Portfolio
                                                         ----------------------  ------------------  -----------------
                                                           2007        2006      2007 (i)(m)  2006      2007 (m)(n)
                                                          -------     -------    ----------- ------  -----------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............................ $  (138)    $  (232)      $   (14)  $   (7)      $   17
Net realized gains (losses).............................   8,378       3,299         2,302      289          378
Change in unrealized gains (losses).....................  (1,883)      2,566        (1,911)     768         (805)
                                                          -------     -------      -------   ------       ------
Increase (decrease) in net assets from operations.......   6,357       5,633           377    1,050         (410)
                                                          -------     -------      -------   ------       ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................................     132          36           222       72           42
Benefit payments........................................      --          --            --       --           --
Payments on termination.................................      --      (3,571)           --       --           --
Contract maintenance charge.............................     (22)        (23)           (2)      (2)          --
Transfers among the sub-accounts and with the Fixed
 Account--net...........................................  (9,201)       (147)       (8,079)     (30)       8,181
Adjustment to net assets allocated to contract in payout
 period.................................................      --          --            --       --           --
                                                          -------     -------      -------   ------       ------
Increase (decrease) in net assets from contract
 transactions...........................................  (9,091)     (3,705)       (7,859)      40        8,223
                                                          -------     -------      -------   ------       ------
INCREASE (DECREASE) IN NET ASSETS.......................  (2,734)      1,928        (7,482)   1,090        7,813
NET ASSETS AT BEGINNING OF PERIOD.......................  23,931      22,003         7,482    6,392           --
                                                          -------     -------      -------   ------       ------
NET ASSETS AT END OF PERIOD............................. $21,197     $23,931       $    --   $7,482       $7,813
                                                          =======     =======      =======   ======       ======
UNITS OUTSTANDING
    Units outstanding at beginning of period............     593         698           522      519           --
       Units issued.....................................       3           1            15        5          823
       Units redeemed...................................    (196)       (106)         (537)      (2)          --
                                                          -------     -------      -------   ------       ------
    Units outstanding at end of period..................     400         593            --      522          823
                                                          =======     =======      =======   ======       ======

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007
(m)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value
(n)For the period beginning May 1, 2007 and ended December 31, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             Legg Mason
                                          Partners Variable
                                          Portfolios I, Inc      Lord Abbett Series Fund   Lord Abbett Series Fund
                                            Sub-Account                Sub-Account               Sub-Account
                                          --------------------  ------------------------  ------------------------
                                          Legg Mason Variable
                                          Investors Portfolio I         All Value              Bond-Debenture
                                          --------------------  ------------------------  ------------------------
                                            2007       2006         2007         2006         2007         2006
                                           -------     ------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (25)    $   16    $  (179,380) $  (130,299) $ 1,930,583  $ 1,517,392
Net realized gains (losses)..............     307        242        987,631      639,158      237,322       22,402
Change in unrealized gains (losses)......     (65)     1,086        (48,028)     918,165     (490,966)     474,598
                                           -------     ------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     217      1,344        760,223    1,427,024    1,676,939    2,014,392
                                           -------     ------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     308         84      1,170,345    3,364,589    6,377,311   12,145,593
Benefit payments.........................      --         --       (152,281)    (105,446)    (578,215)    (550,045)
Payments on termination..................      --         --     (1,034,986)    (779,727)  (2,518,942)  (1,595,456)
Contract maintenance charge..............      (2)        (2)       (36,088)     (28,385)    (113,137)     (61,694)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      88        (47)       (61,280)   1,993,871    2,791,571    4,330,037
Adjustment to net assets allocated to
 contract in payout period...............      --         --             --           --           --           --
                                           -------     ------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................     394         35       (114,290)   4,444,902    5,958,588   14,268,435
                                           -------     ------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     611      1,379        645,933    5,871,926    7,635,527   16,282,827
NET ASSETS AT BEGINNING OF
 PERIOD..................................   9,493      8,114     14,733,944    8,862,018   34,209,459   17,926,632
                                           -------     ------   -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $10,104     $9,493    $15,379,877  $14,733,944  $41,844,986  $34,209,459
                                           =======     ======   ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     710        707      1,138,401      772,490    3,076,508    1,734,902
       Units issued......................      29          7        238,572      711,269    1,284,971    2,088,836
       Units redeemed....................      --         (4)      (245,196)    (345,358)    (762,369)    (747,230)
                                           -------     ------   -----------  -----------  -----------  -----------
    Units outstanding at end of period...     739        710      1,131,777    1,138,401    3,599,110    3,076,508
                                           =======     ======   ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                    Lord Abbett Series Fund   Lord Abbett Series Fund   Lord Abbett Series Fund
                                          Sub-Account               Sub-Account               Sub-Account
                                   ------------------------  ------------------------  ------------------------
                                       Growth and Income       Growth Opportunities          Mid-Cap Value
                                   ------------------------  ------------------------  ------------------------
                                       2007         2006         2007         2006         2007         2006
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  (145,347) $    (5,844) $  (284,548) $  (138,881) $  (650,317) $  (501,302)
Net realized gains (losses).......   3,957,643    1,572,156    2,108,329      197,879    7,503,990    4,203,184
Change in unrealized gains
 (losses).........................  (3,004,609)   3,119,252    1,237,111      507,504   (7,453,554)   1,084,451
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations..................     807,687    4,685,564    3,060,892      566,502     (599,881)   4,786,333
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   5,688,392   12,025,935    4,548,894    5,985,673    3,600,279   15,810,164
Benefit payments..................  (1,138,429)    (681,452)    (267,892)     (76,682)    (549,574)    (636,683)
Payments on termination...........  (2,650,348)  (1,767,363)    (872,278)    (468,617)  (3,266,531)  (2,482,134)
Contract maintenance charge.......    (139,396)     (82,833)     (51,206)     (18,050)    (151,059)    (106,100)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................   4,818,061    5,484,554    1,493,866    1,799,852      777,826   (1,534,671)
Adjustment to net assets allocated
 to contract in payout period.....          --           --           --           --           --           --
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions.......   6,578,280   14,978,841    4,851,384    7,222,176      410,941   11,050,576
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................   7,385,967   19,664,405    7,912,276    7,788,678     (188,940)  15,836,909
NET ASSETS AT BEGINNING
 OF PERIOD........................  43,120,042   23,455,637   13,056,701    5,268,023   52,335,760   36,498,851
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD........................... $50,506,009  $43,120,042  $20,968,977  $13,056,701  $52,146,820  $52,335,760
                                   ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   3,372,287    2,117,372    1,071,541      459,246    3,997,420    3,078,923
       Units issued...............   1,228,738    1,917,098      664,271      825,437      953,620    2,332,249
       Units redeemed.............    (722,392)    (662,183)    (292,979)    (213,142)    (927,367)  (1,413,752)
                                   -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period.......................   3,878,633    3,372,287    1,442,833    1,071,541    4,023,673    3,997,420
                                   ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               MFS Variable           MFS Variable           MFS Variable
                                              Insurance Trust        Insurance Trust        Insurance Trust
                                                Sub-Account            Sub-Account            Sub-Account
                                          ----------------------  --------------------  ----------------------
                                            MFS Emerging Growth      MFS High Income      MFS Investors Trust
                                          ----------------------  --------------------  ----------------------
                                             2007        2006        2007       2006       2007        2006
                                          ----------  ----------  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (26,649) $  (33,618) $  40,794  $  50,564  $  (16,903) $  (29,859)
Net realized gains (losses)..............   (159,073)   (259,158)     2,662      8,549     193,258     101,372
Change in unrealized gains (losses)......    526,788     431,639    (41,832)     7,209     117,739     317,706
                                          ----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    341,066     138,863      1,624     66,322     294,094     389,219
                                          ----------  ----------  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      3,020      15,325      2,244      4,978      16,343      29,725
Benefit payments.........................    (54,799)    (16,256)    (7,057)    (4,015)    (41,224)    (13,328)
Payments on termination..................   (634,863)   (491,839)  (114,615)  (195,798)   (411,359)   (572,481)
Contract maintenance charge..............     (1,160)     (1,525)      (369)      (397)     (1,824)     (2,060)
Transfers among the sub-accounts and with
 the Fixed Account--net..................   (126,587)    (93,818)   115,155    (11,447)   (178,120)   (111,852)
Adjustment to net assets allocated to
 contract in payout period...............         --          --         --         --          --          --
                                          ----------  ----------  ---------  ---------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (814,389)   (588,113)    (4,642)  (206,679)   (616,184)   (669,996)
                                          ----------  ----------  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (473,323)   (449,250)    (3,018)  (140,357)   (322,090)   (280,777)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,191,761   2,641,011    732,351    872,708   3,493,026   3,773,803
                                          ----------  ----------  ---------  ---------  ----------  ----------
NET ASSETS AT END OF PERIOD.............. $1,718,438  $2,191,761  $ 729,333  $ 732,351  $3,170,936  $3,493,026
                                          ==========  ==========  =========  =========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    246,730     318,584     55,932     72,676     333,637     401,229
       Units issued......................     10,906      13,153     11,652      5,578       6,389      12,017
       Units redeemed....................    (99,233)    (85,007)   (12,158)   (22,322)    (61,572)    (79,609)
                                          ----------  ----------  ---------  ---------  ----------  ----------
    Units outstanding at end of period...    158,403     246,730     55,426     55,932     278,454     333,637
                                          ==========  ==========  =========  =========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               MFS Variable            MFS Variable            MFS Variable
                                              Insurance Trust         Insurance Trust         Insurance Trust
                                                Sub-Account             Sub-Account             Sub-Account
                                          ----------------------  ----------------------  ----------------------
                                             MFS New Discovery         MFS Research          MFS Research Bond
                                          ----------------------  ----------------------  ----------------------
                                             2007        2006        2007        2006        2007        2006
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (44,114) $  (45,777) $   (9,913) $  (14,826) $   49,769  $   77,892
Net realized gains (losses)..............    376,517     174,813      17,597     (42,889)     (7,421)     (1,011)
Change in unrealized gains (losses)......   (268,786)    255,446     131,336     185,994      23,280     (12,881)
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     63,617     384,482     139,020     128,279      65,628      64,000
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     31,910      53,029       1,800       1,750      20,339      25,378
Benefit payments.........................    (28,255)    (78,993)         --     (49,962)    (12,675)     (2,178)
Payments on termination..................   (501,715)   (427,155)   (316,122)   (350,871)   (367,441)   (440,158)
Contract maintenance charge..............     (2,472)     (2,861)       (508)       (660)     (1,285)     (1,438)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     82,518     (42,283)    (60,800)    (62,365)     11,329    (152,889)
Adjustment to net assets allocated to
 contract in payout period...............         --          --          --          --          --          --
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (418,014)   (498,263)   (375,630)   (462,108)   (349,733)   (571,285)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (354,397)   (113,781)   (236,610)   (333,829)   (284,105)   (507,285)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,434,323   3,548,104   1,421,392   1,755,221   2,489,412   2,996,697
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $3,079,926  $3,434,323  $1,184,782  $1,421,392  $2,205,307  $2,489,412
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    225,646     261,050     151,782     205,229     173,049     213,972
       Units issued......................     23,093      28,546         579      13,649       8,673       7,263
       Units redeemed....................    (49,277)    (63,950)    (37,771)    (67,096)    (32,658)    (48,186)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...    199,462     225,646     114,590     151,782     149,064     173,049
                                          ==========  ==========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                      MFS Variable     MFS Variable Insurance MFS Variable Insurance
                                                    Insurance Trust    Trust (Service Class)  Trust (Service Class)
                                                      Sub-Account          Sub-Account            Sub-Account
                                                  -------------------  ---------------------  ---------------------
                                                                           MFS Emerging          MFS Investors
                                                     MFS Utilities     Growth (Service Class) Trust (Service Class)
                                                  -------------------  ---------------------  ---------------------
                                                     2007      2006       2007       2006        2007       2006
                                                  ---------  --------  ---------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (1,730) $    981  $  (8,871)  $ (9,657)  $  (7,283)  $ (9,498)
Net realized gains (losses)......................    68,526    18,900     40,766     19,308      56,057     16,964
Change in unrealized gains (losses)..............    23,530    49,521     65,494     21,182      12,876     69,692
                                                  ---------  --------  ---------   --------   ---------   --------
Increase (decrease) in net assets from
 operations......................................    90,326    69,402     97,389     30,833      61,650     77,158
                                                  ---------  --------  ---------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................       500        --         34     14,414         400      4,400
Benefit payments.................................        --        --     (4,888)        --          --         --
Payments on termination..........................  (143,429)  (29,293)   (79,554)   (49,150)   (142,726)   (56,694)
Contract maintenance charge......................       (95)      (70)      (120)      (169)       (235)      (270)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................   144,578   136,852    (46,321)   (60,926)     (2,577)     1,464
Adjustment to net assets allocated to contract in
 payout period...................................        --        --         --         --          --         --
                                                  ---------  --------  ---------   --------   ---------   --------
Increase (decrease) in net assets from contract
 transactions....................................     1,554   107,489   (130,849)   (95,831)   (145,138)   (51,100)
                                                  ---------  --------  ---------   --------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS................    91,880   176,891    (33,460)   (64,998)    (83,488)    26,058
NET ASSETS AT BEGINNING OF
 PERIOD..........................................   350,317   173,426    568,991    633,989     759,285    733,227
                                                  ---------  --------  ---------   --------   ---------   --------
NET ASSETS AT END OF PERIOD...................... $ 442,197  $350,317  $ 535,531   $568,991   $ 675,797   $759,285
                                                  =========  ========  =========   ========   =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....    19,718    12,639     65,732     77,772      71,783     76,944
       Units issued..............................     7,198     9,021      1,372      2,530       4,498        891
       Units redeemed............................    (7,280)   (1,942)   (14,795)   (14,570)    (17,148)    (6,052)
                                                  ---------  --------  ---------   --------   ---------   --------
    Units outstanding at end of period...........    19,636    19,718     52,309     65,732      59,133     71,783
                                                  =========  ========  =========   ========   =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          MFS Variable Insurance    MFS Variable Insurance MFS Variable Insurance
                                           Trust (Service Class)    Trust (Service Class)   Trust (Service Class)
                                                Sub-Account             Sub-Account              Sub-Account
                                          ------------------------  ---------------------  ----------------------
                                                  MFS New              MFS Research             MFS Utilities
                                          Discovery (Service Class)   (Service Class)          (Service Class)
                                          ------------------------  ---------------------  ----------------------
                                             2007         2006        2007        2006        2007        2006
                                          ----------   ----------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (12,462)  $  (16,450)  $ (4,992)   $ (5,289)  $  (14,699) $    5,182
Net realized gains (losses)..............    183,723       48,438     22,768       6,257      251,477      82,715
Change in unrealized gains (losses)......   (154,066)      82,394     32,952      35,054      213,263     297,293
                                          ----------   ----------    --------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations..............................     17,195      114,382     50,728      36,022      450,041     385,190
                                          ----------   ----------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        446          415         --       4,000        6,200       1,200
Benefit payments.........................     (6,985)      (6,761)   (36,008)     (9,900)    (111,437)     (5,981)
Payments on termination..................    (41,852)     (31,226)   (24,502)     (4,734)     (74,658)    (39,313)
Contract maintenance charge..............       (137)        (161)      (105)       (131)        (166)       (152)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (313,996)     (67,256)     2,381        (642)      89,825      21,629
Adjustment to net assets allocated to
 contract in payout period...............         --           --         --          --           --          --
                                          ----------   ----------    --------   --------   ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (362,524)    (104,989)   (58,234)    (11,407)     (90,236)    (22,617)
                                          ----------   ----------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (345,329)       9,393     (7,506)     24,615      359,805     362,573
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,084,212    1,074,819    463,747     439,132    1,714,985   1,352,412
                                          ----------   ----------    --------   --------   ----------  ----------
NET ASSETS AT END OF PERIOD.............. $  738,883   $1,084,212   $456,241    $463,747   $2,074,790  $1,714,985
                                          ==========   ==========    ========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    105,850      116,499     46,017      47,123      100,259     102,036
       Units issued......................      4,994        2,953      6,150       1,866       23,765       3,019
       Units redeemed....................    (39,686)     (13,602)   (11,447)     (2,972)     (27,759)     (4,796)
                                          ----------   ----------    --------   --------   ----------  ----------
    Units outstanding at end of period...     71,158      105,850     40,720      46,017       96,265     100,259
                                          ==========   ==========    ========   ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       Morgan Stanley Variable     Morgan Stanley Variable      Morgan Stanley Variable
                                          Investment Series           Investment Series            Investment Series
                                             Sub-Account                 Sub-Account                  Sub-Account
                                      ------------------------  ----------------------------  ---------------------------
                                          Aggressive Equity            Dividend Growth                   Equity
                                      ------------------------  ----------------------------  ---------------------------
                                          2007         2006          2007           2006          2007           2006
                                      -----------  -----------  -------------  -------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $  (393,588) $  (473,300) $    (714,983) $    (194,645) $ (2,972,564) $  (5,578,912)
Net realized gains (losses)..........   2,001,915      953,662     31,684,179     34,762,181     1,961,555    (14,893,745)
Change in unrealized gains
 (losses)............................   2,806,423    1,405,224    (17,627,307)     7,154,714    56,773,361     28,636,442
                                      -----------  -----------  -------------  -------------  ------------  -------------
Increase (decrease) in net assets
 from operations.....................   4,414,750    1,885,586     13,341,889     41,722,250    55,762,352      8,163,785
                                      -----------  -----------  -------------  -------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................       3,223        7,829        158,175        149,457        93,682         88,299
Benefit payments.....................    (483,337)    (611,392)   (15,126,717)   (17,611,190)   (9,663,610)   (11,322,755)
Payments on termination..............  (6,879,110)  (7,667,273)   (79,545,799)  (103,692,637)  (68,641,545)   (84,430,736)
Contract maintenance charge..........     (15,530)     (20,317)      (194,143)      (253,499)     (162,984)      (209,754)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................  (1,592,030)     181,198    (14,496,842)   (26,332,358)  (15,009,676)   (20,497,074)
Adjustment to net assets allocated
 to contract in payout period........          --           --             --             --            --             --
                                      -----------  -----------  -------------  -------------  ------------  -------------
Increase (decrease) in net assets
 from contract transactions..........  (8,966,784)  (8,109,955)  (109,205,326)  (147,740,227)  (93,384,133)  (116,372,020)
                                      -----------  -----------  -------------  -------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (4,552,034)  (6,224,369)   (95,863,437)  (106,017,977)  (37,621,781)  (108,208,235)
NET ASSETS AT BEGINNING
 OF PERIOD...........................  28,821,262   35,045,631    439,540,679    545,558,656   351,734,403    459,942,638
                                      -----------  -----------  -------------  -------------  ------------  -------------
NET ASSETS AT END OF
 PERIOD.............................. $24,269,228  $28,821,262  $ 343,677,242  $ 439,540,679  $314,112,622  $ 351,734,403
                                      ===========  ===========  =============  =============  ============  =============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   2,251,696    2,887,419     13,870,277     18,423,901    10,129,991     13,231,478
       Units issued..................     142,524      356,447        711,025        875,567       544,305        696,111
       Units redeemed................    (787,352)    (992,170)    (3,886,584)    (5,429,191)   (2,773,731)    (3,797,598)
                                      -----------  -----------  -------------  -------------  ------------  -------------
    Units outstanding at end of
     period..........................   1,606,868    2,251,696     10,694,718     13,870,277     7,900,565     10,129,991
                                      ===========  ===========  =============  =============  ============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Morgan Stanley Variable    Morgan Stanley Variable    Morgan Stanley Variable
                                            Investment Series          Investment Series          Investment Series
                                               Sub-Account                Sub-Account                Sub-Account
                                       --------------------------  ------------------------  --------------------------
                                                European                    Global                 Global Dividend
                                                 Growth                    Advantage                   Growth
                                       --------------------------  ------------------------  --------------------------
                                           2007          2006          2007         2006         2007          2006
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $    303,775  $    417,502  $   (85,763) $  (111,076) $    717,665  $    962,856
Net realized gains (losses)...........   12,048,509     9,504,835    1,228,588      241,239    25,605,213    12,757,212
Change in unrealized gains
 (losses).............................    4,194,483    23,298,391      989,819    2,401,932   (17,790,510)   15,206,142
                                       ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations...........................   16,546,767    33,220,728    2,132,644    2,532,095     8,532,368    28,926,210
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................       68,577        81,754        1,854        1,330        85,652       131,666
Benefit payments......................   (3,609,227)   (3,886,315)    (735,163)    (435,918)   (4,266,379)   (5,768,065)
Payments on termination...............  (24,615,017)  (29,320,390)  (3,726,068)  (3,852,317)  (29,587,176)  (35,074,220)
Contract maintenance charge...........      (56,106)      (66,528)      (7,836)      (9,582)      (62,767)      (76,085)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (1,878,160)   (3,493,874)     (51,279)    (277,265)   (2,621,915)   (3,659,441)
Adjustment to net assets allocated to
 contract in payout period............           --            --           --           --            --            --
                                       ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions................  (30,089,933)  (36,685,353)  (4,518,492)  (4,573,752)  (36,452,585)  (44,446,145)
                                       ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...............................  (13,543,166)   (3,464,625)  (2,385,848)  (2,041,657)  (27,920,217)  (15,519,935)
NET ASSETS AT BEGINNING
 OF PERIOD............................  131,420,105   134,884,730   15,727,786   17,769,443   154,443,261   169,963,196
                                       ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $117,876,939  $131,420,105  $13,341,938  $15,727,786  $126,523,044  $154,443,261
                                       ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    3,921,327     5,072,356    1,555,728    2,048,111     6,386,812     8,403,349
       Units issued...................      305,118       290,117      168,485      170,530       401,029       611,588
       Units redeemed.................   (1,086,736)   (1,441,146)    (582,996)    (662,913)   (1,776,852)   (2,628,125)
                                       ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period...........................    3,139,709     3,921,327    1,141,217    1,555,728     5,010,989     6,386,812
                                       ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                    Morgan Stanley
                                                                                                       Variable
                                                 Morgan Stanley Variable   Morgan Stanley Variable    Investment
                                                    Investment Series         Investment Series         Series
                                                       Sub-Account               Sub-Account         Sub-Account
                                                ------------------------  ------------------------  --------------
                                                                                   Income
                                                       High Yield                  Builder           Information
                                                ------------------------  ------------------------  --------------
                                                    2007         2006         2007         2006       2006 (ag)
                                                -----------  -----------  -----------  -----------  --------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $ 1,234,507  $ 1,667,077  $   388,395  $   404,989   $   (18,164)
Net realized gains (losses)....................  (3,977,103)  (5,213,819)   3,195,823    1,342,172        26,231
Change in unrealized gains (losses)............   3,426,054    5,704,225   (2,917,413)   2,260,939      (174,048)
                                                -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from
 operations....................................     683,458    2,157,483      666,805    4,008,100      (165,981)
                                                -----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................       6,006       25,076       14,838       19,027         3,003
Benefit payments...............................  (1,184,492)  (1,121,071)    (561,291)  (1,154,484)      (36,961)
Payments on termination........................  (4,332,205)  (5,810,878)  (6,791,108)  (8,185,181)     (221,267)
Contract maintenance charge....................     (15,000)     (19,275)     (12,483)     (15,597)         (780)
Transfers among the sub-accounts and with the
 Fixed Account--net............................  (1,063,505)  (2,411,229)      92,145      991,258    (2,510,401)
Adjustment to net assets allocated to contract
 in payout period..............................          --           --           --           --            --
                                                -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from contract
 transactions..................................  (6,589,196)  (9,337,377)  (7,257,899)  (8,344,977)   (2,766,406)
                                                -----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS........................................  (5,905,738)  (7,179,894)  (6,591,094)  (4,336,877)   (2,932,387)
NET ASSETS AT BEGINNING OF
 PERIOD........................................  26,456,357   33,636,251   32,763,899   37,100,776     2,932,387
                                                -----------  -----------  -----------  -----------   -----------
NET ASSETS AT END OF PERIOD.................... $20,550,619  $26,456,357  $26,172,805  $32,763,899   $        --
                                                ===========  ===========  ===========  ===========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................   2,214,697    2,985,855    1,892,946    2,399,004       619,357
       Units issued............................     195,674      194,148      146,040      281,739        72,085
       Units redeemed..........................    (725,675)    (965,306)    (555,757)    (787,797)     (691,442)
                                                -----------  -----------  -----------  -----------   -----------
    Units outstanding at end of period.........   1,684,696    2,214,697    1,483,229    1,892,946            --
                                                ===========  ===========  ===========  ===========   ===========

--------
(ag)For the period beginning January 1, 2006, and ending June 23, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        Morgan Stanley Variable    Morgan Stanley Variable     Morgan Stanley Variable
                                           Investment Series          Investment Series           Investment Series
                                              Sub-Account                Sub-Account                 Sub-Account
                                       ------------------------  --------------------------  --------------------------
                                                Limited                                            Quality Income
                                               Duration                 Money Market                    Plus
                                       ------------------------  --------------------------  --------------------------
                                           2007         2006         2007          2006          2007          2006
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $ 1,067,062  $ 1,180,617  $  3,864,808  $  4,118,902  $  6,163,966  $  7,177,663
Net realized gains (losses)...........    (467,420)    (595,568)           --            --      (164,034)   (1,418,560)
Change in unrealized gains
 (losses).............................    (132,995)     398,998            --            --       897,473     1,029,568
                                       -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations...........................     466,647      984,047     3,864,808     4,118,902     6,897,405     6,788,671
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................      19,354       25,820        65,543       169,174        51,207        86,339
Benefit payments......................    (957,344)  (1,165,512)   (9,381,998)  (11,900,489)   (7,086,265)   (8,176,248)
Payments on termination...............  (8,064,661)  (9,882,177)  (53,136,743)  (57,654,294)  (30,961,784)  (37,661,706)
Contract maintenance charge...........     (11,872)     (15,587)      (48,797)      (61,080)      (58,999)      (77,418)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................     933,105    1,816,067    38,010,614    55,568,304     5,391,772    (9,661,452)
Adjustment to net assets allocated to
 contract in payout period............          --           --            --            --            --            --
                                       -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions................  (8,081,418)  (9,221,389)  (24,491,381)  (13,878,385)  (32,664,069)  (55,490,485)
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...............................  (7,614,771)  (8,237,342)  (20,626,573)   (9,759,483)  (25,766,664)  (48,701,814)
NET ASSETS AT BEGINNING
 OF PERIOD............................  32,271,153   40,508,495   124,279,183   134,038,666   170,943,218   219,645,032
                                       -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $24,656,382  $32,271,153  $103,652,610  $124,279,183  $145,176,554  $170,943,218
                                       ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,750,259    3,544,809     8,633,808     9,493,953     7,369,620     9,928,902
       Units issued...................     354,237      606,896     5,564,392     7,636,903       986,769       655,636
       Units redeemed.................  (1,033,073)  (1,401,446)   (7,305,076)   (8,497,048)   (2,210,393)   (3,214,918)
                                       -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period...........................   2,071,423    2,750,259     6,893,124     8,633,808     6,145,996     7,369,620
                                       ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        Morgan Stanley Variable     Morgan Stanley Variable     Morgan Stanley Variable
                                           Investment Series           Investment Series           Investment Series
                                              Sub-Account                 Sub-Account                 Sub-Account
                                      --------------------------  --------------------------  --------------------------
                                             S&P 500 Index                Strategist                   Utilities
                                      --------------------------  --------------------------  --------------------------
                                          2007          2006          2007          2006          2007          2006
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $    212,570  $    142,206  $  2,986,996  $  3,038,735  $    594,663  $    883,493
Net realized gains (losses)..........    5,228,472     4,617,543    28,981,564    25,722,573    20,614,867     3,196,079
Change in unrealized gains
 (losses)............................   (2,463,055)    6,279,572   (16,031,151)    3,440,853     1,359,484    18,557,451
                                      ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations.....................    2,977,987    11,039,321    15,937,409    32,202,161    22,569,014    22,637,023
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................       24,168       101,505       129,464       117,638        59,555        69,838
Benefit payments.....................   (2,211,458)   (2,400,915)   (8,079,336)   (7,419,152)   (4,038,711)   (5,558,120)
Payments on termination..............  (16,276,013)  (23,044,197)  (41,007,189)  (50,505,900)  (25,753,928)  (23,863,272)
Contract maintenance charge..........      (34,443)      (45,155)      (84,944)     (107,048)      (52,825)      (63,075)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................   (1,733,571)   (4,431,405)   (4,308,487)   (3,853,030)   (1,668,265)   (4,880,078)
Adjustment to net assets allocated to
 contract in payout period...........           --            --            --            --            --            --
                                      ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions..........  (20,231,317)  (29,820,167)  (53,350,492)  (61,767,492)  (31,454,174)  (34,294,707)
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (17,253,330)  (18,780,846)  (37,413,083)  (29,565,331)   (8,885,160)  (11,657,684)
NET ASSETS AT BEGINNING
 OF PERIOD...........................   77,960,121    96,740,967   241,744,152   271,309,483   132,186,466   143,844,150
                                      ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.............................. $ 60,706,791  $ 77,960,121  $204,331,069  $241,744,152  $123,301,306  $132,186,466
                                      ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................    6,425,180     9,062,575     8,247,845    10,340,403     5,184,390     6,612,354
       Units issued..................      558,538       711,248       537,819       562,314       338,157       434,126
       Units redeemed................   (2,147,245)   (3,348,643)   (2,229,762)   (2,654,872)   (1,357,652)   (1,862,090)
                                      ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..........................    4,836,473     6,425,180     6,555,902     8,247,845     4,164,895     5,184,390
                                      ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Morgan Stanley             Morgan Stanley              Morgan Stanley
                                          Variable Investment        Variable Investment         Variable Investment
                                        Series (Class Y Shares)    Series (Class Y Shares)     Series (Class Y Shares)
                                              Sub-Account                Sub-Account                 Sub-Account
                                       ------------------------  --------------------------  --------------------------
                                              Aggressive
                                                Equity                 Dividend Growth                 Equity
                                           (Class Y Shares)           (Class Y Shares)            (Class Y Shares)
                                       ------------------------  --------------------------  --------------------------
                                           2007         2006         2007          2006          2007          2006
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (515,166) $  (517,455) $   (919,308) $   (765,839) $ (1,749,882) $ (1,953,997)
Net realized gains (losses)...........   3,007,948    1,170,960     6,288,953     3,428,806     6,909,177     2,712,236
Change in unrealized gains
 (losses).............................   2,238,906      982,649    (2,220,495)    8,259,746    12,232,408     1,444,336
                                       -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations...........................   4,731,688    1,636,154     3,149,150    10,922,713    17,391,703     2,202,575
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................      53,639      435,406       584,596     1,374,178       252,476     3,813,370
Benefit payments......................    (526,047)    (163,210)   (2,202,152)   (1,990,244)   (1,785,218)   (1,384,532)
Payments on termination...............  (5,179,925)  (2,381,447)  (15,832,046)  (10,252,569)  (15,870,128)   (9,142,207)
Contract maintenance charge...........     (28,737)     (31,527)     (145,724)     (158,275)     (192,522)     (188,122)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................  (1,443,408)   2,369,404    (5,460,633)   (6,438,134)   (6,714,618)   (4,398,846)
Adjustment to net assets allocated to
 contract in payout period............          --           --            --            --            --            --
                                       -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions................  (7,124,478)     228,626   (23,055,959)  (17,465,044)  (24,310,010)  (11,300,337)
                                       -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...............................  (2,392,790)   1,864,780   (19,906,809)   (6,542,331)   (6,918,307)   (9,097,762)
NET ASSETS AT BEGINNING
 OF PERIOD............................  30,430,084   28,565,304   129,082,212   135,624,543   110,188,955   119,286,717
                                       -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................... $28,037,294  $30,430,084  $109,175,403  $129,082,212  $103,270,648  $110,188,955
                                       ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,987,465    2,998,642    10,200,997    11,696,485    10,777,314    12,194,766
       Units issued...................     271,204      542,561       517,411       701,960       573,399     1,314,193
       Units redeemed.................    (924,038)    (553,738)   (2,266,522)   (2,197,448)   (2,802,544)   (2,731,645)
                                       -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period...........................   2,334,631    2,987,465     8,451,886    10,200,997     8,548,169    10,777,314
                                       ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Morgan Stanley            Morgan Stanley             Morgan Stanley
                                      Variable Investment        Variable Investment       Variable Investment
                                    Series (Class Y Shares)    Series (Class Y Shares)   Series (Class Y Shares)
                                          Sub-Account                Sub-Account               Sub-Account
                                   -------------------------  ------------------------  -------------------------
                                                                       Global                     Global
                                        European Growth               Advantage              Dividend Growth
                                        (Class Y Shares)          (Class Y Shares)           (Class Y Shares)
                                   -------------------------  ------------------------  -------------------------
                                       2007          2006         2007         2006         2007          2006
                                   ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $   (133,528) $   (97,224) $  (113,839) $  (123,326) $    (22,578) $    35,401
Net realized gains (losses).......    4,606,744    1,685,261      724,951      289,235    11,838,868    4,391,432
Change in unrealized gains
 (losses).........................      938,815    8,437,348      808,110    1,383,493    (8,195,036)   7,970,462
                                   ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from operations..................    5,412,031   10,025,385    1,419,222    1,549,402     3,621,254   12,397,295
                                   ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................       73,517      362,219       24,052       48,033       376,614    1,068,615
Benefit payments..................     (584,624)    (373,813)    (107,850)     (79,712)   (2,103,029)    (949,328)
Payments on termination...........   (7,717,201)  (3,038,802)  (1,494,283)  (1,081,403)   (7,967,742)  (5,789,882)
Contract maintenance charge.......      (51,341)     (55,102)     (13,101)     (13,782)     (103,444)    (103,282)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   (2,063,633)    (847,759)    (361,549)    (269,052)   (3,218,264)  (3,187,496)
Adjustment to net assets
 allocated to contract in payout
 period...........................           --           --           --           --            --           --
                                   ------------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions.......  (10,343,282)  (3,953,257)  (1,952,731)  (1,395,916)  (13,015,865)  (8,961,373)
                                   ------------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................   (4,931,251)   6,072,128     (533,509)     153,486    (9,394,611)   3,435,922
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................   44,439,273   38,367,145   10,540,924   10,387,438    72,766,591   69,330,669
                                   ------------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD........................... $ 39,508,022  $44,439,273  $10,007,415  $10,540,924  $ 63,371,980  $72,766,591
                                   ============  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........    3,484,750    3,837,856    1,036,417    1,189,886     4,671,366    5,317,014
       Units issued...............      244,263      374,518       79,413       82,711       458,241      654,078
       Units redeemed.............   (1,022,985)    (727,624)    (258,351)    (236,180)   (1,268,138)  (1,299,726)
                                   ------------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period.......................    2,706,028    3,484,750      857,479    1,036,417     3,861,469    4,671,366
                                   ============  ===========  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                      Morgan Stanley
                                                                                                         Variable
                                                     Morgan Stanley             Morgan Stanley          Investment
                                                   Variable Investment       Variable Investment      Series (Class
                                                 Series (Class Y Shares)   Series (Class Y Shares)      Y Shares)
                                                       Sub-Account               Sub-Account           Sub-Account
                                                ------------------------  -------------------------  ----------------
                                                       High Yield               Income Builder         Information
                                                    (Class Y Shares)           (Class Y Shares)      (Class Y Shares)
                                                ------------------------  -------------------------  ----------------
                                                    2007         2006         2007          2006        2006 (ag)
                                                -----------  -----------  ------------  -----------  ----------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)................... $ 1,197,385  $ 1,542,533  $    297,646  $   283,775    $   (71,758)
Net realized gains (losses)....................    (173,930)    (341,073)    4,858,832    1,403,215        278,310
Change in unrealized gains (losses)............    (427,050)     864,928    (4,445,253)   3,184,816       (800,973)
                                                -----------  -----------  ------------  -----------    -----------
Increase (decrease) in net assets from
 operations....................................     596,405    2,066,388       711,225    4,871,806       (594,421)
                                                -----------  -----------  ------------  -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.......................................      22,539       52,338        22,249       49,140          5,920
Benefit payments...............................    (531,723)    (419,164)     (766,382)    (830,432)        (7,585)
Payments on termination........................  (4,802,938)  (3,423,915)   (7,930,293)  (4,946,457)      (181,359)
Contract maintenance charge....................     (55,345)     (65,084)      (30,339)     (32,689)        (3,750)
Transfers among the sub-accounts and with
 the Fixed Account--net........................  (1,264,245)  (2,791,591)   (2,333,399)     437,979     (8,254,968)
Adjustment to net assets allocated to contract
 in payout period..............................          --           --            --           --             --
                                                -----------  -----------  ------------  -----------    -----------
Increase (decrease) in net assets from contract
 transactions..................................  (6,631,712)  (6,647,416)  (11,038,164)  (5,322,459)    (8,441,742)
                                                -----------  -----------  ------------  -----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS........................................  (6,035,307)  (4,581,028)  (10,326,939)    (450,653)    (9,036,163)
NET ASSETS AT BEGINNING OF
 PERIOD........................................  28,708,441   33,289,469    43,340,845   43,791,498      9,036,163
                                                -----------  -----------  ------------  -----------    -----------
NET ASSETS AT END OF PERIOD.................... $22,673,134  $28,708,441  $ 33,013,906  $43,340,845    $        --
                                                ===========  ===========  ============  ===========    ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period....................................   3,372,288    4,277,712     3,085,543    3,485,204      1,510,579
       Units issued............................     205,886      261,834       183,953      389,372         80,535
       Units redeemed..........................    (995,757)  (1,167,258)     (939,886)    (789,033)    (1,591,114)
                                                -----------  -----------  ------------  -----------    -----------
    Units outstanding at end of period.........   2,582,417    3,372,288     2,329,610    3,085,543             --
                                                ===========  ===========  ============  ===========    ===========

--------
(ag)For the period beginning January 1, 2006, and ending June 23, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Morgan Stanley              Morgan Stanley              Morgan Stanley
                                          Variable Investment         Variable Investment         Variable Investment
                                        Series (Class Y Shares)     Series (Class Y Shares)     Series (Class Y Shares)
                                              Sub-Account                 Sub-Account                 Sub-Account
                                      --------------------------  --------------------------  --------------------------
                                                Limited
                                               Duration                  Money Market             Quality Income Plus
                                           (Class Y Shares)            (Class Y Shares)            (Class Y Shares)
                                      --------------------------  --------------------------  --------------------------
                                          2007          2006          2007          2006          2007          2006
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $  3,388,076  $  3,156,858  $  2,866,133  $  2,588,165  $  6,736,001  $  6,590,161
Net realized gains (losses)..........   (1,120,866)   (1,121,945)           --            --      (105,580)     (478,815)
Change in unrealized gains
 (losses)............................   (1,107,504)      517,127            --            --     1,027,836       975,021
                                      ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations.....................    1,159,706     2,552,040     2,866,133     2,588,165     7,658,257     7,086,367
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................      119,727     2,568,238       262,900     6,711,630       786,438    17,407,665
Benefit payments.....................   (2,173,442)   (2,296,450)   (4,480,967)   (5,813,345)   (4,315,989)   (3,708,678)
Payments on termination..............  (14,494,922)  (10,947,308)  (42,489,587)  (20,455,783)  (23,117,489)  (13,480,028)
Contract maintenance charge..........     (173,213)     (200,450)     (279,819)     (268,209)     (416,869)     (373,629)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................    2,831,270    (1,590,795)   42,901,538    22,106,947     5,856,143     6,734,632
Adjustment to net assets allocated to
 contract in payout period...........           --            --            --            --            --            --
                                      ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions..........  (13,890,580)  (12,466,765)   (4,085,935)    2,281,240   (21,207,766)    6,579,962
                                      ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (12,730,874)   (9,914,725)   (1,219,802)    4,869,405   (13,549,509)   13,666,329
NET ASSETS AT BEGINNING
 OF PERIOD...........................  110,354,650   120,269,375    99,057,805    94,188,400   205,029,703   191,363,374
                                      ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.............................. $ 97,623,776  $110,354,650  $ 97,838,003  $ 99,057,805  $191,480,194  $205,029,703
                                      ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   10,388,311    11,553,240     9,657,515     9,419,749    16,995,769    16,193,915
       Units issued..................    1,173,329     1,693,913    10,643,759    11,308,939     1,963,354     3,649,488
       Units redeemed................   (2,482,174)   (2,858,842)  (11,030,153)  (11,071,173)   (3,674,798)   (2,847,634)
                                      ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..........................    9,079,466    10,388,311     9,271,121     9,657,515    15,284,325    16,995,769
                                      ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Morgan Stanley              Morgan Stanley            Morgan Stanley
                                             Variable Investment        Variable Investment        Variable Investment
                                           Series (Class Y Shares)    Series (Class Y Shares)    Series (Class Y Shares)
                                                 Sub-Account                Sub-Account                Sub-Account
                                         --------------------------  -------------------------  ------------------------
                                                S&P 500 Index                Strategist                 Utilities
                                              (Class Y Shares)            (Class Y Shares)          (Class Y Shares)
                                         --------------------------  -------------------------  ------------------------
                                             2007          2006          2007          2006         2007         2006
                                         ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $   (266,810) $   (456,672) $    699,967  $   659,020  $   (35,255) $    43,043
Net realized gains (losses).............    8,764,840     4,963,028    12,012,148    9,105,903    5,503,598      611,145
Change in unrealized gains (losses).....   (2,985,194)   15,181,098    (6,661,222)   1,879,094      (55,600)   4,655,700
                                         ------------  ------------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations.............................    5,512,836    19,687,454     6,050,893   11,644,017    5,412,743    5,309,888
                                         ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      451,546     9,319,299       319,518    2,719,607       36,854       38,436
Benefit payments........................   (2,380,578)   (1,812,834)   (2,846,841)  (1,966,261)    (917,992)    (628,884)
Payments on termination.................  (20,361,108)  (16,745,815)  (13,932,444)  (8,126,688)  (6,270,041)  (2,594,871)
Contract maintenance charge.............     (286,500)     (290,984)     (109,815)    (104,758)     (26,524)     (28,207)
Transfers among the sub-accounts and
 with the Fixed Account--net............   (5,689,217)   (5,483,359)   (2,551,772)    (177,083)    (721,150)    (826,573)
Adjustment to net assets allocated to
 contract in payout period..............           --            --            --           --           --           --
                                         ------------  ------------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions..................  (28,265,857)  (15,013,693)  (19,121,354)  (7,655,183)  (7,898,853)  (4,040,099)
                                         ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (22,753,021)    4,673,761   (13,070,461)   3,988,834   (2,486,110)   1,269,789
NET ASSETS AT BEGINNING OF
 PERIOD.................................  161,681,023   157,007,262    98,825,765   94,836,931   33,317,211   32,047,422
                                         ------------  ------------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................. $138,928,002  $161,681,023  $ 85,755,304  $98,825,765  $30,831,101  $33,317,211
                                         ============  ============  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................   13,990,628    15,651,334     7,496,756    8,175,626    2,977,004    3,374,776
       Units issued.....................      824,445     1,635,053       553,462      874,831      313,996      237,136
       Units redeemed...................   (3,295,663)   (3,295,759)   (1,967,084)  (1,553,701)    (958,486)    (634,908)
                                         ------------  ------------  ------------  -----------  -----------  -----------
    Units outstanding at end of
     period.............................   11,519,410    13,990,628     6,083,134    7,496,756    2,332,514    2,977,004
                                         ============  ============  ============  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                  Neuberger & Berman  Neuberger & Berman
                                                  Advisors Management Advisors Management        Oppenheimer
                                                        Trust                Trust         Variable Account Funds
                                                     Sub-Account          Sub-Account            Sub-Account
                                                  -----------------   ------------------  ------------------------
                                                     AMT Mid-Cap                                 Oppenheimer
                                                        Growth           AMT Partners             Balanced
                                                  -----------------   ------------------  ------------------------
                                                    2007      2006      2007      2006        2007         2006
                                                  -------   --------  --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (110)  $   (276) $ (1,360) $ (1,279) $    84,368  $    83,867
Net realized gains (losses)......................      62     (3,238)   18,889    21,220      822,559      650,932
Change in unrealized gains (losses)..............   1,359      5,536    (6,998)   (5,453)    (712,340)      43,740
                                                  -------   --------  --------  --------  -----------  -----------
Increase (decrease) in net assets from
 operations......................................   1,311      2,022    10,531    14,488      194,587      778,539
                                                  -------   --------  --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................      --         --        --        --       25,498       41,650
Benefit payments.................................  (1,837)        --        --        --      (36,480)    (141,878)
Payments on termination..........................      --    (26,821)  (33,709)  (31,924)  (1,878,446)  (2,571,037)
Contract maintenance charge......................      (7)       (19)      (32)      (35)      (1,852)      (2,509)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................      --         (1)    1,696       (34)    (461,660)    (485,595)
Adjustment to net assets allocated to contract in
 payout period...................................      --         --        --        --           --           --
                                                  -------   --------  --------  --------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions....................................  (1,844)   (26,841)  (32,045)  (31,993)  (2,352,940)  (3,159,369)
                                                  -------   --------  --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..........................................    (533)   (24,819)  (21,514)  (17,505)  (2,158,353)  (2,380,830)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................   6,818     31,637   141,701   159,206    8,116,498   10,497,328
                                                  -------   --------  --------  --------  -----------  -----------
NET ASSETS AT END OF PERIOD...................... $ 6,285   $  6,818  $120,187  $141,701  $ 5,958,145  $ 8,116,498
                                                  =======   ========  ========  ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....     432      2,259     9,201    11,420      582,617      807,868
       Units issued..............................     196         --       251        --       22,731       33,993
       Units redeemed............................    (297)    (1,827)   (2,199)   (2,219)    (187,088)    (259,244)
                                                  -------   --------  --------  --------  -----------  -----------
    Units outstanding at end of period...........     331        432     7,253     9,201      418,260      582,617
                                                  =======   ========  ========  ========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Oppenheimer              Oppenheimer              Oppenheimer
                                        Variable Account Funds   Variable Account Funds   Variable Account Funds
                                              Sub-Account              Sub-Account              Sub-Account
                                       ------------------------  ----------------------  ------------------------
                                              Oppenheimer                                       Oppenheimer
                                                Capital                Oppenheimer                Global
                                             Appreciation               Core Bond               Securities
                                       ------------------------  ----------------------  ------------------------
                                           2007         2006        2007        2006         2007         2006
                                       -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  (136,308) $  (128,539) $  154,822  $  180,504  $     2,046  $   (34,932)
Net realized gains (losses)...........     561,461      111,094      (3,506)    (13,439)   1,255,328    1,253,882
Change in unrealized gains
 (losses).............................   1,006,009      829,438     (32,057)     (9,636)    (647,266)     579,562
                                       -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...........................   1,431,162      811,993     119,259     157,429      610,108    1,798,512
                                       -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..............................     127,221      164,250      35,931      29,680      144,922      114,637
Benefit payments......................    (244,600)     (75,415)     (8,318)    (12,669)     (78,122)     (42,487)
Payments on termination...............  (2,048,692)  (1,820,949)   (296,776)   (665,750)  (1,720,502)  (1,789,242)
Contract maintenance charge...........      (7,241)      (8,262)     (1,922)     (2,158)      (6,331)      (6,785)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (611,984)    (255,029)    (29,455)    (51,604)     451,825       47,518
Adjustment to net assets allocated to
 contract in payout period............          --           --          --          --           --           --
                                       -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions................  (2,785,296)  (1,995,405)   (300,540)   (702,501)  (1,208,208)  (1,676,359)
                                       -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (1,354,134)  (1,183,412)   (181,281)   (545,072)    (598,100)     122,153
NET ASSETS AT BEGINNING
 OF PERIOD............................  12,520,287   13,703,699   4,088,841   4,633,913   12,151,425   12,029,272
                                       -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $11,166,153  $12,520,287  $3,907,560  $4,088,841  $11,553,325  $12,151,425
                                       ===========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   1,170,736    1,367,640     294,833     347,149      635,242      731,408
       Units issued...................      80,995       63,147       9,616      10,399       87,170       67,680
       Units redeemed.................    (332,570)    (260,051)    (30,900)    (62,715)    (143,936)    (163,846)
                                       -----------  -----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period...........................     919,161    1,170,736     273,549     294,833      578,476      635,242
                                       ===========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Oppenheimer              Oppenheimer              Oppenheimer
                                         Variable Account Funds   Variable Account Funds   Variable Account Funds
                                               Sub-Account              Sub-Account              Sub-Account
                                         ----------------------  ------------------------  ----------------------
                                                                                                 Oppenheimer
                                                                                                 Main Street
                                               Oppenheimer              Oppenheimer               Small Cap
                                               High Income              Main Street                Growth
                                         ----------------------  ------------------------  ----------------------
                                            2007        2006         2007         2006        2007        2006
                                         ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  110,423  $  117,015  $   (26,406) $   (19,475) $  (44,194) $  (54,165)
Net realized gains (losses).............     (2,942)         88      540,449      269,673     446,972     421,204
Change in unrealized gains (losses).....   (129,578)     31,377     (258,165)     847,716    (480,753)    224,374
                                         ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations.............................    (22,097)    148,480      255,878    1,097,914     (77,975)    591,413
                                         ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................     10,381      21,473       21,842       31,131      64,387      41,088
Benefit payments........................    (16,222)       (656)     (94,324)    (150,690)     (8,127)    (94,810)
Payments on termination.................   (138,766)   (230,177)  (2,101,944)  (2,012,346)   (424,317)   (462,551)
Contract maintenance charge.............       (891)     (1,055)      (3,044)      (4,044)     (3,641)     (3,955)
Transfers among the sub-accounts and
 with the Fixed Account--net............      2,844     (12,566)    (178,121)     (70,768)   (296,390)    123,189
Adjustment to net assets allocated to
 contract in payout period..............         --          --           --           --          --          --
                                         ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions..................   (142,654)   (222,981)  (2,355,591)  (2,206,717)   (668,088)   (397,039)
                                         ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.................................   (164,751)    (74,501)  (2,099,713)  (1,108,803)   (746,063)    194,374
NET ASSETS AT BEGINNING OF
 PERIOD.................................  1,907,988   1,982,489    8,285,507    9,394,310   4,715,826   4,521,452
                                         ----------  ----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD................................. $1,743,237  $1,907,988  $ 6,185,794  $ 8,285,507  $3,969,763  $4,715,826
                                         ==========  ==========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    143,557     161,136      750,565      972,894     218,450     237,722
       Units issued.....................      5,903       6,620       23,220       60,367      10,110      30,899
       Units redeemed...................    (16,390)    (24,199)    (232,068)    (282,696)    (40,010)    (50,171)
                                         ----------  ----------  -----------  -----------  ----------  ----------
    Units outstanding at end of
     period.............................    133,070     143,557      541,717      750,565     188,550     218,450
                                         ==========  ==========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                Oppenheimer
                                             Oppenheimer              Oppenheimer         Variable Account Funds
                                       Variable Account Funds   Variable Account Funds    (Service Class ("SC"))
                                             Sub-Account              Sub-Account               Sub-Account
                                       ----------------------  ------------------------  ------------------------
                                             Oppenheimer              Oppenheimer               Oppenheimer
                                             MidCap Fund            Strategic Bond             Balanced (SC)
                                       ----------------------  ------------------------  ------------------------
                                          2007        2006         2007         2006         2007         2006
                                       ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (33,706) $  (40,119) $   142,077  $   206,859  $   315,857  $   133,314
Net realized gains (losses)...........        645     (79,993)     192,203      134,319    3,808,906    2,244,461
Change in unrealized gains
 (losses).............................    148,582     153,661      178,334       42,276   (3,299,259)   1,248,274
                                       ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...........................    115,521      33,549      512,614      383,454      825,504    3,626,049
                                       ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................      3,352       5,732       26,120       11,324      807,298    2,441,476
Benefit payments......................    (22,051)    (21,062)     (51,989)    (131,232)    (421,716)    (637,519)
Payments on termination...............   (462,282)   (411,606)  (1,622,296)  (1,521,032)  (4,102,444)  (2,611,389)
Contract maintenance charge...........       (802)     (1,065)      (1,527)      (1,855)    (129,454)    (129,797)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (184,018)    (47,918)   1,290,522      292,564       77,585     (526,728)
Adjustment to net assets allocated to
 contract in payout period............         --          --           --           --           --           --
                                       ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions................   (665,801)   (475,919)    (359,170)  (1,350,231)  (3,768,731)  (1,463,957)
                                       ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...............................   (550,280)   (442,370)     153,444     (966,777)  (2,943,227)   2,162,092
NET ASSETS AT BEGINNING
 OF PERIOD............................  2,481,061   2,923,431    6,284,982    7,251,759   42,540,857   40,378,765
                                       ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $1,930,781  $2,481,061  $ 6,438,426  $ 6,284,982  $39,597,630  $42,540,857
                                       ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    289,697     350,547      426,219      518,883    2,694,373    2,790,521
       Units issued...................     11,155      15,938      132,635       56,846      245,052      501,502
       Units redeemed.................    (93,229)    (76,788)    (153,535)    (149,510)    (477,033)    (597,650)
                                       ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................    207,623     289,697      405,319      426,219    2,462,392    2,694,373
                                       ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Oppenheimer               Oppenheimer               Oppenheimer
                                    Variable Account Funds    Variable Account Funds    Variable Account Funds
                                    (Service Class ("SC"))    (Service Class ("SC"))    (Service Class ("SC"))
                                          Sub-Account               Sub-Account               Sub-Account
                                   ------------------------  ------------------------  ------------------------
                                          Oppenheimer                                         Oppenheimer
                                            Capital                 Oppenheimer                 Global
                                       Appreciation (SC)          Core Bond (SC)            Securities (SC)
                                   ------------------------  ------------------------  ------------------------
                                       2007         2006         2007         2006         2007         2006
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $(1,314,718) $(1,080,727) $ 1,187,088  $   143,575  $  (208,133) $  (313,459)
Net realized gains (losses).......   3,051,850    1,041,753       16,138      (41,041)   4,705,312    4,056,767
Change in unrealized gains
 (losses).........................   7,655,208    4,300,852        5,061      689,784   (2,584,644)   2,170,402
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations..................   9,392,340    4,261,878    1,208,287      792,318    1,912,535    5,913,710
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   2,980,203   12,007,353   14,591,449   15,707,054    1,683,812    4,850,001
Benefit payments..................  (1,467,092)  (1,309,968)    (929,821)     (78,203)    (698,413)    (469,906)
Payments on termination...........  (6,966,552)  (5,530,625)  (2,654,664)    (877,570)  (4,309,268)  (2,412,621)
Contract maintenance charge.......    (254,761)    (225,536)    (131,269)     (26,840)    (112,155)    (106,662)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................  (2,095,152)   1,912,439   11,764,725   10,160,078    2,011,306      201,885
Adjustment to net assets allocated
 to contract in payout period.....          --           --           --           --           --           --
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions.......  (7,803,354)   6,853,663   22,640,420   24,884,519   (1,424,718)   2,062,697
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................   1,588,986   11,115,541   23,848,707   25,676,837      487,817    7,976,407
NET ASSETS AT BEGINNING
 OF PERIOD........................  79,300,703   68,185,162   32,374,306    6,697,469   44,168,078   36,191,671
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD........................... $80,889,689  $79,300,703  $56,223,013  $32,374,306  $44,655,895  $44,168,078
                                   ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   5,620,805    5,122,406    3,076,290      657,772    2,040,446    1,930,885
       Units issued...............     794,632    1,982,787    2,993,517    3,155,439      621,776      702,441
       Units redeemed.............  (1,298,072)  (1,484,388)    (855,816)    (736,921)    (686,743)    (592,880)
                                   -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period.......................   5,117,365    5,620,805    5,213,991    3,076,290    1,975,479    2,040,446
                                   ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Oppenheimer                Oppenheimer                Oppenheimer
                                    Variable Account Funds     Variable Account Funds     Variable Account Funds
                                    (Service Class ("SC"))     (Service Class ("SC"))     (Service Class ("SC"))
                                          Sub-Account                Sub-Account                Sub-Account
                                   ------------------------  --------------------------  ------------------------
                                                                                                Oppenheimer
                                                                                                Main Street
                                          Oppenheimer                Oppenheimer                 Small Cap
                                       High Income (SC)           Main Street (SC)              Growth (SC)
                                   ------------------------  --------------------------  ------------------------
                                       2007         2006         2007          2006          2007         2006
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $ 2,136,432  $ 2,192,178  $   (927,991) $   (747,854) $  (795,629) $  (815,894)
Net realized gains (losses).......     (71,035)     (72,762)    4,678,520     2,005,354    4,295,191    3,080,780
Change in unrealized gains
 (losses).........................  (2,816,151)     706,477      (432,171)   11,585,942   (4,868,815)   3,632,966
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations..................    (750,754)   2,825,893     3,318,358    12,843,442   (1,369,253)   5,897,852
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   1,850,927    3,156,982     6,993,454    21,212,066    2,175,993    8,091,447
Benefit payments..................    (650,045)    (764,322)   (1,604,506)   (1,809,739)  (1,008,328)    (744,841)
Payments on termination...........  (4,933,368)  (3,221,752)  (10,982,662)   (6,555,943)  (4,573,513)  (2,776,580)
Contract maintenance charge.......    (137,464)    (139,294)     (388,903)     (317,967)    (187,611)    (167,373)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............     972,934      648,796    (1,111,461)    4,614,639   (1,742,459)   1,480,628
Adjustment to net assets
 allocated to contract in
 payout period....................          --           --            --            --           --           --
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions.......  (2,897,016)    (319,590)   (7,094,078)   17,143,056   (5,335,918)   5,883,281
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  (3,647,770)   2,506,303    (3,775,720)   29,986,498   (6,705,171)  11,781,133
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  40,761,249   38,254,946   117,037,426    87,050,928   55,314,677   43,533,544
                                   -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD........................... $37,113,479  $40,761,249  $113,261,706  $117,037,426  $48,609,506  $55,314,677
                                   ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   2,718,511    2,742,761     7,324,466     6,155,200    2,635,661    2,340,368
       Units issued...............     392,551      594,513     1,116,116     2,835,136      442,526    1,017,086
       Units redeemed.............    (585,302)    (618,763)   (1,527,518)   (1,665,870)    (692,505)    (721,793)
                                   -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period.......................   2,525,760    2,718,511     6,913,064     7,324,466    2,385,682    2,635,661
                                   ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Oppenheimer                Oppenheimer               PIMCO
                                          Variable Account Funds     Variable Account Funds    Advisors Variable
                                          (Service Class ("SC"))     (Service Class ("SC"))     Insurance Trust
                                                Sub-Account                Sub-Account            Sub-Account
                                         ------------------------  --------------------------  ----------------
                                                Oppenheimer                Oppenheimer
                                             MidCap Fund (SC)          Strategic Bond (SC)      OpCap Balanced
                                         ------------------------  --------------------------  ----------------
                                             2007         2006         2007          2006        2007     2006
                                         -----------  -----------  ------------  ------------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  (368,396) $  (354,411) $  2,461,019  $  2,939,206  $   (19) $   (65)
Net realized gains (losses).............   1,156,263      559,878     1,499,491       294,829      720      273
Change in unrealized gains (losses).....     237,809      (98,425)    6,369,872     3,583,649   (1,292)     648
                                         -----------  -----------  ------------  ------------  -------  -------
Increase (decrease) in net assets from
 operations.............................   1,025,676      107,042    10,330,382     6,817,684     (591)     856
                                         -----------  -----------  ------------  ------------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................   1,002,446    3,274,690     6,639,536    14,108,228       --       --
Benefit payments........................    (589,459)    (304,236)   (2,144,052)   (2,352,422)      --       --
Payments on termination.................  (2,145,316)  (1,251,108)  (11,818,478)   (8,722,625)    (136)      --
Contract maintenance charge.............     (75,016)     (67,691)     (424,412)     (391,360)     (16)     (20)
Transfers among the sub-accounts and
 with the Fixed Account--net............    (567,856)   1,162,354     2,257,586     9,045,709       69        3
Adjustment to net assets allocated to
 contract in payout period..............          --           --            --            --       --       --
                                         -----------  -----------  ------------  ------------  -------  -------
Increase (decrease) in net assets from
 contract transactions..................  (2,375,201)   2,814,009    (5,489,820)   11,687,530      (83)     (17)
                                         -----------  -----------  ------------  ------------  -------  -------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (1,349,525)   2,921,051     4,840,562    18,505,214     (674)     839
NET ASSETS AT BEGINNING OF
 PERIOD.................................  22,453,432   19,532,381   132,951,330   114,446,116   10,216    9,377
                                         -----------  -----------  ------------  ------------  -------  -------
NET ASSETS AT END OF
 PERIOD................................. $21,103,907  $22,453,432  $137,791,892  $132,951,330  $ 9,542  $10,216
                                         ===========  ===========  ============  ============  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................   1,382,081    1,214,597     9,618,452     8,739,811      857      858
       Units issued.....................     223,468      439,444     1,650,949     2,987,348        6       --
       Units redeemed...................    (359,742)    (271,960)   (2,027,824)   (2,108,707)     (13)      (1)
                                         -----------  -----------  ------------  ------------  -------  -------
    Units outstanding at end of
     period.............................   1,245,807    1,382,081     9,241,577     9,618,452      850      857
                                         ===========  ===========  ============  ============  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                    PIMCO Advisors                PIMCO                    PIMCO
                                                    Variable Insurance Trust Variable Insurance Trust Variable Insurance Trust
                                                      Sub-Account              Sub-Account              Sub-Account
                                                    -----------------------  -----------------------  -----------------------
                                                    OpCap Small Cap           Foreign Bond              Money Market
                                                    -----------------------  -----------------------  -----------------------
                                                     2007         2006        2007         2006         2007        2006
                                                      ------       ------      ------       ------      -------      ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)....................... $  (35)      $  (31)     $   55       $   44      $   510      $  272
Net realized gains (losses)........................    503          111         (36)          45           --          --
Change in unrealized gains (losses)................   (489)         321          10          (61)          --          --
                                                      ------       ------      ------       ------      -------      ------
Increase (decrease) in net assets from operations..    (21)         401          29           28          510         272
                                                      ------       ------      ------       ------      -------      ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits...........................................     --           --         264           72           --          --
Benefit payments...................................     --           --          --           --           --          --
Payments on termination............................     --           --          --           --         (797)         --
Contract maintenance charge........................     (7)          (7)         (9)          (9)         (18)        (20)
Transfers among the sub-accounts and with the Fixed
 Account--net......................................      1            2         293          125       16,577          25
Adjustment to net assets allocated to contract in
 payout period.....................................     --           --          --           --           --          --
                                                      ------       ------      ------       ------      -------      ------
Increase (decrease) in net assets from contract
 transactions......................................     (6)          (5)        548          188       15,762           5
                                                      ------       ------      ------       ------      -------      ------
INCREASE (DECREASE) IN NET ASSETS..................    (27)         396         577          216       16,272         277
NET ASSETS AT BEGINNING OF PERIOD..................  2,209        1,813       2,744        2,528        9,178       8,901
                                                      ------       ------      ------       ------      -------      ------
NET ASSETS AT END OF PERIOD........................ $2,182       $2,209      $3,321       $2,744      $25,450      $9,178
                                                      ======       ======      ======       ======      =======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of period.......    121          121         234          217          892         891
       Units issued................................     --           --          44           17        1,578           6
       Units redeemed..............................     --           --          --           --          (76)         (5)
                                                      ------       ------      ------       ------      -------      ------
    Units outstanding at end of period.............    121          121         278          234        2,394         892
                                                      ======       ======      ======       ======      =======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                        PIMCO                       PIMCO                  PIMCO
                                                  Variable Insurance Trust Variable Insurance Trust Variable Insurance Trust
                                                     Sub-Account                 Sub-Account            Sub-Account
                                                  -----------------------  ----------------------   -----------------------
                                                                                  PIMCO VIT              PIMCO VIT
                                                                               Commodity Real             Emerging
                                                     PIMCO Total                   Return               Markets Bond
                                                       Return                     Strategy             (Admin Shares)
                                                  -----------------------  ----------------------   -----------------------
                                                    2007         2006         2007       2006 (af)     2007      2006 (af)
                                                    -------     -------    ----------   ----------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $   461      $   344     $   61,399   $   47,459  $  25,688    $  5,051
Net realized gains (losses)......................     (31)          77        (14,981)       5,707     18,777       5,632
Change in unrealized gains (losses)..............     558          (88)       388,199     (120,909)   (18,620)     10,969
                                                    -------     -------    ----------   ----------   ---------   --------
Increase (decrease) in net assets from
 operations......................................     988          333        434,617      (67,743)    25,845      21,652
                                                    -------     -------    ----------   ----------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................   1,752        3,005        105,928      985,078     51,400     233,781
Benefit payments.................................      --           --         (8,428)          --    (15,479)         --
Payments on termination..........................      --       (1,077)       (92,410)      (9,373)  (117,069)     (3,063)
Contract maintenance charge......................     (18)         (18)       (10,438)      (1,981)    (2,819)       (335)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................      92          (17)       136,006    1,127,607    340,245     205,883
Adjustment to net assets allocated to contract in
 payout period...................................      --           --             --           --         --          --
                                                    -------     -------    ----------   ----------   ---------   --------
Increase (decrease) in net assets from contract
 transactions....................................   1,826        1,893        130,658    2,101,331    256,278     436,266
                                                    -------     -------    ----------   ----------   ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS..........................................   2,814        2,226        565,275    2,033,588    282,123     457,918
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  12,548       10,322      2,033,588           --    457,918          --
                                                    -------     -------    ----------   ----------   ---------   --------
NET ASSETS AT END OF PERIOD...................... $15,362      $12,548     $2,598,863   $2,033,588  $ 740,041    $457,918
                                                    =======     =======    ==========   ==========   =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....   1,061          893        214,244           --     42,786          --
       Units issued..............................     156          260         81,818      222,426     60,270      59,305
       Units redeemed............................      (4)         (92)       (69,936)      (8,182)   (36,613)    (16,519)
                                                    -------     -------    ----------   ----------   ---------   --------
    Units outstanding at end of period...........   1,213        1,061        226,126      214,244     66,443      42,786
                                                    =======     =======    ==========   ==========   =========   ========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                PIMCO                     PIMCO
                                       Variable Insurance Trust Variable Insurance Trust    Putnam Variable Trust
                                             Sub-Account               Sub-Account               Sub-Account
                                       ----------------------   ------------------------  ------------------------
                                           PIMCO VIT Real            PIMCO VIT Total             VT American
                                               Return                    Return                  Government
                                          (Advisor Shares)          (Advisor Shares)               Income
                                       ----------------------   ------------------------  ------------------------
                                          2007       2006 (af)      2007      2006 (af)       2007         2006
                                       ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  180,869   $   17,137  $   581,093  $   121,021  $ 1,689,905  $ 1,496,871
Net realized gains (losses)...........     32,483       42,035       36,712       60,040     (318,479)    (539,710)
Change in unrealized gains
 (losses).............................    485,274      (71,786)     850,224       20,278    1,794,968      (82,313)
                                       ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...........................    698,626      (12,614)   1,468,029      201,339    3,166,394      874,848
                                       ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..............................     38,307    1,019,042      432,172    7,145,563      151,440      133,505
Benefit payments......................         --       (4,719)    (140,116)    (121,607)  (1,144,777)    (959,410)
Payments on termination...............   (737,542)    (135,887)  (1,525,096)    (141,407)  (6,429,439)  (6,674,195)
Contract maintenance charge...........    (25,612)        (814)     (76,016)      (4,291)     (79,582)     (87,599)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................  8,050,394      933,339   11,671,904    4,951,140    2,467,847     (141,939)
Adjustment to net assets allocated to
 contract in payout period............         --           --           --           --           --           --
                                       ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions................  7,325,547    1,810,961   10,362,848   11,829,398   (5,034,511)  (7,729,638)
                                       ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  8,024,173    1,798,347   11,830,877   12,030,737   (1,868,117)  (6,854,790)
NET ASSETS AT BEGINNING
 OF PERIOD............................  1,798,347           --   12,030,737           --   49,819,258   56,674,048
                                       ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $9,822,520   $1,798,347  $23,861,614  $12,030,737  $47,951,141  $49,819,258
                                       ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    177,682           --    1,167,554           --    4,029,329    4,673,528
       Units issued...................    872,325      241,319    1,424,758    1,575,196      574,972      902,355
       Units redeemed.................   (154,972)     (63,637)    (423,142)    (407,642)    (973,195)  (1,546,554)
                                       ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................    895,035      177,682    2,169,170    1,167,554    3,631,106    4,029,329
                                       ==========   ==========  ===========  ===========  ===========  ===========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        Putnam Variable Trust     Putnam Variable Trust     Putnam Variable Trust
                                             Sub-Account               Sub-Account               Sub-Account
                                      ------------------------  ------------------------  ------------------------
                                             VT Capital                VT Capital               VT Discovery
                                            Appreciation              Opportunities                Growth
                                      ------------------------  ------------------------  ------------------------
                                          2007         2006         2007         2006         2007         2006
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $  (194,932) $  (214,546) $  (119,378) $   (97,937) $  (236,126) $  (235,656)
Net realized gains (losses)..........   1,747,743    2,168,935      880,695      845,182    2,534,774      875,764
Change in unrealized gains
 (losses)............................  (2,696,015)    (266,950)  (1,594,153)     202,152     (861,456)     931,658
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations.....................  (1,143,204)   1,687,439     (832,836)     949,397    1,437,192    1,571,766
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................      24,335       64,536       11,543       16,274      108,453       95,444
Benefit payments.....................    (265,679)    (300,512)     (46,302)     (42,730)    (135,656)    (176,525)
Payments on termination..............  (2,173,509)  (1,982,236)  (1,571,112)  (1,002,400)  (2,245,015)  (1,608,092)
Contract maintenance charge..........     (30,298)     (31,761)     (20,679)     (16,910)     (43,289)     (43,106)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................     440,908      (19,474)     501,228    1,967,151      179,470     (650,309)
Adjustment to net assets allocated
 to contract in payout period........          --           --           --           --           --           --
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions..........  (2,004,243)  (2,269,447)  (1,125,322)     921,385   (2,136,037)  (2,382,588)
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (3,147,447)    (582,008)  (1,958,158)   1,870,782     (698,845)    (810,822)
NET ASSETS AT BEGINNING
 OF PERIOD...........................  16,265,051   16,847,059    8,301,989    6,431,207   16,757,460   17,568,282
                                      -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.............................. $13,117,604  $16,265,051  $ 6,343,831  $ 8,301,989  $16,058,615  $16,757,460
                                      ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   1,670,037    1,917,485      446,172      392,880    2,971,261    3,413,222
       Units issued..................     214,086      345,488      216,914      296,953      335,023      313,785
       Units redeemed................    (415,869)    (592,936)    (280,640)    (243,661)    (686,109)    (755,746)
                                      -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..........................   1,468,254    1,670,037      382,446      446,172    2,620,175    2,971,261
                                      ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Putnam Variable Trust      Putnam Variable Trust      Putnam Variable Trust
                                                 Sub-Account                Sub-Account                Sub-Account
                                         --------------------------  ------------------------  --------------------------
                                                                                                      VT The George
                                               VT Diversified                VT Equity                 Putnam Fund
                                                   Income                     Income                    of Boston
                                         --------------------------  ------------------------  --------------------------
                                             2007          2006          2007         2006         2007          2006
                                         ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  2,908,027  $  3,751,655  $    (2,966) $   (61,773) $  2,787,193  $  2,513,104
Net realized gains (losses).............     (391,403)     (461,962)   3,793,442    1,684,155    23,457,249    13,093,672
Change in unrealized gains (losses).....     (449,213)      738,730   (3,068,540)   3,535,067   (26,346,702)    5,762,238
                                         ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations.............................    2,067,411     4,028,423      721,936    5,157,449      (102,260)   21,369,014
                                         ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      288,062       233,650       78,532       36,985     2,648,651     9,412,920
Benefit payments........................   (2,130,769)   (2,461,452)    (235,025)    (241,811)   (4,611,780)   (4,392,422)
Payments on termination.................  (17,181,337)  (11,234,981)  (7,337,656)  (3,686,618)  (32,497,991)  (29,835,742)
Contract maintenance charge.............     (111,418)     (116,666)     (68,536)     (55,389)     (380,151)     (392,598)
Transfers among the sub-accounts and
 with the Fixed Account--net............    4,618,144     5,714,029    5,261,761    7,083,429      (513,793)  (21,866,282)
Adjustment to net assets allocated to
 contract in payout period..............           --            --           --           --            --            --
                                         ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions..................  (14,517,318)   (7,865,420)  (2,300,924)   3,136,596   (35,355,064)  (47,074,124)
                                         ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (12,449,907)   (3,836,997)  (1,578,988)   8,294,045   (35,457,324)  (25,705,110)
NET ASSETS AT BEGINNING OF
 PERIOD.................................   83,597,859    87,434,856   36,749,857   28,455,812   211,492,030   237,197,140
                                         ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................. $ 71,147,952  $ 83,597,859  $35,170,869  $36,749,857  $176,034,706  $211,492,030
                                         ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................    5,915,272     6,486,148    2,266,811    2,057,424    16,005,682    19,864,360
       Units issued.....................      905,770     1,415,438      553,751      877,704     1,700,532     5,119,145
       Units redeemed...................   (1,916,993)   (1,986,314)    (688,993)    (668,317)   (4,391,664)   (8,977,823)
                                         ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period.............................    4,904,049     5,915,272    2,131,569    2,266,811    13,314,550    16,005,682
                                         ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Putnam Variable Trust     Putnam Variable Trust        Putnam Variable Trust
                                              Sub-Account               Sub-Account                  Sub-Account
                                       ------------------------  -------------------------  ----------------------------
                                            VT Global Asset              VT Global                  VT Growth and
                                              Allocation                   Equity                      Income
                                       ------------------------  -------------------------  ----------------------------
                                           2007         2006         2007          2006          2007           2006
                                       -----------  -----------  ------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (512,710) $   479,085  $    440,824  $  (562,950) $    (193,485) $   1,091,909
Net realized gains (losses)...........   1,938,690      708,682      (936,945)  (2,561,120)    89,078,565     27,530,163
Change in unrealized gains
 (losses).............................    (657,885)   3,754,142     5,018,244   14,144,824   (119,833,523)    46,267,045
                                       -----------  -----------  ------------  -----------  -------------  -------------
Increase (decrease) in net assets from
 operations...........................     768,095    4,941,909     4,522,123   11,020,754    (30,948,443)    74,889,117
                                       -----------  -----------  ------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................   2,401,418    5,472,707       109,350       97,112      2,320,965      3,984,486
Benefit payments......................    (746,386)    (923,869)     (734,571)  (1,008,696)   (10,855,515)   (10,996,580)
Payments on termination...............  (7,774,512)  (4,272,755)  (10,366,033)  (5,571,451)   (89,920,624)   (71,871,853)
Contract maintenance charge...........    (121,596)     (89,825)     (115,819)    (110,645)      (872,387)      (963,347)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   3,443,697    7,100,422     1,267,012      716,069    (16,822,542)   (23,404,566)
Adjustment to net assets allocated to
 contract in payout period............          --           --            --           --             --             --
                                       -----------  -----------  ------------  -----------  -------------  -------------
Increase (decrease) in net assets from
 contract transactions................  (2,797,379)   7,286,680    (9,840,061)  (5,877,611)  (116,150,103)  (103,251,860)
                                       -----------  -----------  ------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS...............................  (2,029,284)  12,228,589    (5,317,938)   5,143,143   (147,098,546)   (28,362,743)
NET ASSETS AT BEGINNING
 OF PERIOD............................  51,614,446   39,385,857    59,229,417   54,086,274    557,236,628    585,599,371
                                       -----------  -----------  ------------  -----------  -------------  -------------
NET ASSETS AT END OF
 PERIOD............................... $49,585,162  $51,614,446  $ 53,911,479  $59,229,417  $ 410,138,082  $ 557,236,628
                                       ===========  ===========  ============  ===========  =============  =============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   3,912,655    3,354,876     6,001,993    6,651,795     44,194,145     53,314,443
       Units issued...................   1,006,025    1,592,741       688,604      807,169      2,895,840      3,735,700
       Units redeemed.................  (1,254,759)  (1,034,962)   (1,575,031)  (1,456,971)   (12,182,998)   (12,855,998)
                                       -----------  -----------  ------------  -----------  -------------  -------------
    Units outstanding at end of
     period...........................   3,663,921    3,912,655     5,115,566    6,001,993     34,906,987     44,194,145
                                       ===========  ===========  ============  ===========  =============  =============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Putnam Variable Trust      Putnam Variable Trust       Putnam Variable Trust
                                                Sub-Account                Sub-Account                 Sub-Account
                                         ------------------------  --------------------------  --------------------------
                                                 VT Growth                  VT Health                    VT High
                                               Opportunities                Sciences                      Yield
                                         ------------------------  --------------------------  --------------------------
                                             2007         2006         2007          2006          2007          2006
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $  (267,277) $  (291,841) $   (354,223) $   (788,902) $  5,997,583  $  5,963,236
Net realized gains (losses).............    (883,737)  (1,658,024)    2,501,954     1,643,681      (328,328)     (533,536)
Change in unrealized gains (losses).....   1,952,659    3,355,481    (2,780,690)      (37,203)   (4,369,630)    2,753,335
                                         -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations.............................     801,645    1,405,616      (632,959)      817,576     1,299,625     8,183,035
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      73,396       92,949       280,159       453,362     3,097,408     4,866,964
Benefit payments........................    (446,891)    (396,753)     (776,703)   (1,300,280)   (1,743,780)   (1,908,347)
Payments on termination.................  (3,342,273)  (2,057,295)   (9,938,353)   (7,743,123)  (13,448,577)  (11,300,303)
Contract maintenance charge.............     (42,414)     (47,772)     (149,863)     (176,545)     (218,543)     (215,895)
Transfers among the sub-accounts and
 with the Fixed Account--net............     (98,657)  (1,151,742)   (4,425,502)   (4,179,895)   (2,060,384)      344,601
Adjustment to net assets allocated to
 contract in payout period..............          --           --            --            --            --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions..................  (3,856,839)  (3,560,613)  (15,010,262)  (12,946,481)  (14,373,876)   (8,212,980)
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (3,055,194)  (2,154,997)  (15,643,221)  (12,128,905)  (13,074,251)      (29,945)
NET ASSETS AT BEGINNING OF
 PERIOD.................................  20,995,299   23,150,296    67,226,521    79,355,426    97,206,720    97,236,665
                                         -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................. $17,940,105  $20,995,299  $ 51,583,300  $ 67,226,521  $ 84,132,469  $ 97,206,720
                                         ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................   4,517,470    5,332,050     5,444,668     6,508,299     6,642,058     7,309,655
       Units issued.....................     494,143      580,373       382,670       636,966       967,888     1,542,379
       Units redeemed...................  (1,296,917)  (1,394,953)   (1,553,031)   (1,700,597)   (1,972,816)   (2,209,976)
                                         -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period.............................   3,714,696    4,517,470     4,274,307     5,444,668     5,637,130     6,642,058
                                         ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Putnam Variable Trust       Putnam Variable Trust      Putnam Variable Trust
                                               Sub-Account                 Sub-Account                Sub-Account
                                       --------------------------  --------------------------  -------------------------
                                                                                                           VT
                                                                               VT                    International
                                                                          International                Growth and
                                                VT Income                    Equity                      Income
                                       --------------------------  --------------------------  -------------------------
                                           2007          2006          2007          2006          2007          2006
                                       ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $  7,889,617  $  5,927,277  $  4,470,480  $ (2,697,577) $    300,261  $  (123,626)
Net realized gains (losses)...........     (218,844)     (509,297)   58,626,824    10,657,031    18,018,656    2,948,185
Change in unrealized gains
 (losses).............................      (90,225)      879,751   (40,153,403)   60,869,323   (14,035,621)  12,125,140
                                       ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 operations...........................    7,580,548     6,297,731    22,943,901    68,828,777     4,283,296   14,949,699
                                       ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits..............................    8,927,440    16,894,062     7,644,037    12,840,509       236,117      169,606
Benefit payments......................   (4,506,105)   (5,332,620)   (5,230,595)   (3,593,403)   (1,365,575)    (981,008)
Payments on termination...............  (29,054,568)  (24,459,450)  (52,375,938)  (29,916,834)  (14,185,142)  (7,344,267)
Contract maintenance charge...........     (485,702)     (446,974)     (665,207)     (564,893)     (140,501)    (121,973)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    4,226,682    12,683,838     9,660,748    16,503,315     2,884,402    9,022,804
Adjustment to net assets allocated to
 contract in payout period............           --            --            --            --            --           --
                                       ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions................  (20,892,253)     (661,144)  (40,966,955)   (4,731,306)  (12,570,699)     745,162
                                       ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (13,311,705)    5,636,587   (18,023,054)   64,097,471    (8,287,403)  15,694,861
NET ASSETS AT BEGINNING
 OF PERIOD............................  214,022,515   208,385,928   332,656,980   268,559,509    73,974,970   58,280,109
                                       ------------  ------------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $200,710,810  $214,022,515  $314,633,926  $332,656,980  $ 65,687,567  $73,974,970
                                       ============  ============  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   17,750,726    17,575,202    21,968,011    22,597,319     4,476,288    4,420,308
       Units issued...................    3,066,393     5,607,314     3,393,027     5,098,918       814,924    1,367,784
       Units redeemed.................   (4,667,836)   (5,431,790)   (6,199,008)   (5,728,226)   (1,518,050)  (1,311,804)
                                       ------------  ------------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period...........................   16,149,283    17,750,726    19,162,030    21,968,011     3,773,162    4,476,288
                                       ============  ============  ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Putnam Variable Trust      Putnam Variable Trust      Putnam Variable Trust
                                          Sub-Account                Sub-Account                Sub-Account
                                   ------------------------  --------------------------  ------------------------
                                              VT
                                         International
                                              New                                               VT Mid Cap
                                         Opportunities              VT Investors                   Value
                                   ------------------------  --------------------------  ------------------------
                                       2007         2006         2007          2006          2007         2006
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  (217,187) $   (28,349) $ (1,615,041) $ (1,606,866) $    13,151  $  (214,108)
Net realized gains (losses).......   3,437,488    1,696,110       707,770    (2,300,098)   2,527,037    1,496,127
Change in unrealized gains
 (losses).........................   1,244,562    6,683,064    (7,938,716)   23,613,015   (2,358,068)   1,082,688
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations..................   4,464,863    8,350,825    (8,845,987)   19,706,051      182,120    2,364,707
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................     153,256      201,750     1,318,138     4,148,088       62,598       60,733
Benefit payments..................    (496,054)    (637,944)   (3,022,675)   (3,645,028)    (156,522)    (139,365)
Payments on termination...........  (6,647,183)  (4,007,808)  (27,231,424)  (20,386,373)  (3,694,121)  (2,229,807)
Contract maintenance charge.......    (106,051)    (104,947)     (329,736)     (340,997)     (38,792)     (36,177)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   1,249,115    1,655,235    (5,290,570)    2,837,281      329,726    3,946,788
Adjustment to net assets
 allocated to contract in
 payout period....................          --           --            --            --           --           --
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions.......  (5,846,917)  (2,893,714)  (34,556,267)  (17,387,029)  (3,497,111)   1,602,172
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  (1,382,054)   5,457,111   (43,402,254)    2,319,022   (3,314,991)   3,966,879
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  40,873,805   35,416,694   172,343,233   170,024,211   19,861,723   15,894,844
                                   -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD........................... $39,491,751  $40,873,805  $128,940,979  $172,343,233  $16,546,732  $19,861,723
                                   ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   3,427,496    3,636,393    18,054,637    20,334,874    1,083,113      983,344
       Units issued...............     701,298    1,661,650     1,429,065     2,778,908      234,361      502,749
       Units redeemed.............  (1,076,181)  (1,870,547)   (5,091,027)   (5,059,145)    (417,684)    (402,980)
                                   -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period.......................   3,052,613    3,427,496    14,392,675    18,054,637      899,790    1,083,113
                                   ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                      Putnam Variable Trust       Putnam Variable Trust       Putnam Variable Trust
                                           Sub-Account                 Sub-Account                 Sub-Account
                                   --------------------------  --------------------------  --------------------------
                                            VT Money                     VT New
                                             Market                   Opportunities               VT New Value
                                   --------------------------  --------------------------  --------------------------
                                       2007          2006          2007          2006          2007          2006
                                   ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  4,901,425  $  3,468,481  $ (1,426,134) $ (1,599,060) $   (637,934) $   (756,061)
Net realized gains (losses).......           --            --    (7,678,785)   (9,678,351)   25,846,276    18,588,341
Change in unrealized gains
 (losses).........................           --            --    13,827,773    19,006,110   (35,748,178)    7,875,714
                                   ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations..................    4,901,425     3,468,481     4,722,854     7,728,699   (10,539,836)   25,707,994
                                   ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................    9,484,967    25,712,800       262,674       424,118     5,625,733    18,287,730
Benefit payments..................  (13,445,862)  (16,259,561)   (1,437,195)   (1,690,796)   (2,416,272)   (2,643,591)
Payments on termination...........  (52,267,509)  (27,637,506)  (16,227,089)  (12,006,356)  (27,349,327)  (17,475,579)
Contract maintenance charge.......     (475,483)     (378,776)     (256,495)     (285,795)     (467,718)     (413,760)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   58,949,744    65,981,016    (5,080,946)   (6,199,881)   (1,758,201)    1,385,173
Adjustment to net assets allocated
 to contract in payout period.....           --            --            --            --            --            --
                                   ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions.......    2,245,857    47,417,973   (22,739,051)  (19,758,710)  (26,365,785)     (860,027)
                                   ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS.......................    7,147,282    50,886,454   (18,016,197)  (12,030,011)  (36,905,621)   24,847,967
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  150,672,007    99,785,553   109,501,230   121,531,241   201,898,924   177,050,957
                                   ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD........................... $157,819,289  $150,672,007  $ 91,485,033  $109,501,230  $164,993,303  $201,898,924
                                   ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   14,482,366     9,814,723    13,160,813    15,595,461    11,866,775    11,845,936
       Units issued...............   16,714,326    21,252,701       652,580     1,235,037     1,693,274     3,112,962
       Units redeemed.............  (16,459,681)  (16,585,058)   (3,193,817)   (3,669,685)   (3,280,451)   (3,092,123)
                                   ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period.......................   14,737,011    14,482,366    10,619,576    13,160,813    10,279,598    11,866,775
                                   ============  ============  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Putnam Variable Trust      Putnam Variable Trust       Putnam Variable Trust
                                          Sub-Account                Sub-Account                 Sub-Account
                                   ------------------------  --------------------------  --------------------------
                                           VT OTC &
                                           Emerging                                             VT Small Cap
                                            Growth                   VT Research                    Value
                                   ------------------------  --------------------------  --------------------------
                                       2007         2006         2007          2006          2007          2006
                                   -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  (410,739) $  (416,671) $   (762,915) $   (721,372) $ (1,297,588) $ (1,878,308)
Net realized gains (losses).......  (2,264,003)  (3,051,591)    2,363,141       328,561    27,360,701    27,397,789
Change in unrealized gains
 (losses).........................   5,921,899    6,635,614    (1,452,534)    8,534,273   (44,399,126)   (1,552,239)
                                   -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations..................   3,247,157    3,167,352       147,692     8,141,462   (18,336,013)   23,967,242
                                   -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................      47,692       91,118       156,804       211,836       474,621       573,350
Benefit payments..................    (445,903)    (404,229)   (1,003,955)   (1,410,110)   (2,185,668)   (1,895,516)
Payments on termination...........  (3,993,778)  (3,305,652)  (12,248,275)  (10,183,211)  (26,058,595)  (19,098,463)
Contract maintenance charge.......     (84,900)     (86,445)     (168,694)     (189,140)     (194,742)     (228,378)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............  (1,293,012)    (849,702)   (4,943,512)   (5,209,385)   (8,706,517)   (3,784,783)
Adjustment to net assets
 allocated to contract in
 payout period....................          --           --            --            --            --            --
                                   -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions.......  (5,769,901)  (4,554,910)  (18,207,632)  (16,780,010)  (36,670,901)  (24,433,790)
                                   -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS.......................  (2,522,744)  (1,387,558)  (18,059,940)   (8,638,548)  (55,006,914)     (466,548)
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  29,517,870   30,905,428    84,867,780    93,506,328   164,020,480   164,487,028
                                   -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD........................... $26,995,126  $29,517,870  $ 66,807,840  $ 84,867,780  $109,013,566  $164,020,480
                                   ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   6,258,417    7,200,524     8,102,389     9,811,120     7,372,833     8,460,279
       Units issued...............     924,253      678,176       382,085       845,630       614,417     1,044,019
       Units redeemed.............  (2,011,082)  (1,620,283)   (2,032,873)   (2,554,361)   (2,238,480)   (2,131,465)
                                   -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period.......................   5,171,588    6,258,417     6,451,601     8,102,389     5,748,770     7,372,833
                                   ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                     Putnam Variable Trust       Putnam Variable Trust       Putnam Variable Trust
                                          Sub-Account                 Sub-Account                 Sub-Account
                                   -------------------------  --------------------------  --------------------------
                                          VT Utilities
                                           Growth and
                                             Income                    VT Vista                   VT Voyager
                                   -------------------------  --------------------------  --------------------------
                                       2007          2006         2007          2006          2007          2006
                                   ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $    165,491  $   750,950  $ (1,142,023) $ (1,328,285) $ (4,048,963) $ (4,310,021)
Net realized gains (losses).......    3,911,172      814,086       401,097      (932,388)  (16,146,309)  (26,327,164)
Change in unrealized gains
 (losses).........................    4,315,709    9,234,463     3,178,733     5,804,482    31,563,983    41,510,623
                                   ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from operations..................    8,392,372   10,799,499     2,437,807     3,543,809    11,368,711    10,873,438
                                   ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................       67,621       88,433       246,191       675,696     1,377,936     5,945,334
Benefit payments..................     (880,072)  (1,577,655)   (1,219,601)   (1,070,685)   (4,702,256)   (5,701,842)
Payments on termination...........   (9,100,898)  (5,629,853)  (13,310,841)  (10,366,329)  (43,272,071)  (35,306,346)
Contract maintenance charge.......      (87,340)     (82,167)     (190,480)     (221,003)     (636,980)     (722,065)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............     (745,266)    (823,451)   (6,538,355)   (2,933,081)  (23,471,992)  (25,504,508)
Adjustment to net assets
 allocated to contract in payout
 period...........................           --           --            --            --            --            --
                                   ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions.......  (10,745,955)  (8,024,693)  (21,013,086)  (13,915,402)  (70,705,363)  (61,289,427)
                                   ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS.......................   (2,353,583)   2,774,806   (18,575,279)  (10,371,593)  (59,336,652)  (50,415,989)
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................   50,959,010   48,184,204    87,411,859    97,783,452   303,968,673   354,384,662
                                   ------------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD........................... $ 48,605,427  $50,959,010  $ 68,836,580  $ 87,411,859  $244,632,021  $303,968,673
                                   ============  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........    3,637,160    4,305,917     8,514,698     9,918,521    33,891,275    41,526,539
       Units issued...............      452,927      628,539       411,926     1,123,476     1,809,854     3,714,948
       Units redeemed.............   (1,158,067)  (1,297,296)   (2,398,328)   (2,527,299)   (9,458,657)  (11,350,212)
                                   ------------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period.......................    2,932,020    3,637,160     6,528,296     8,514,698    26,242,472    33,891,275
                                   ============  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                       Rydex            STI Classic               STI Classic
                                                  Variable Trust       Variable Trust           Variable Trust
                                                    Sub-Account         Sub-Account               Sub-Account
                                                  --------------  -----------------------  ------------------------
                                                                                                  STI Clasic
                                                                         STI Clasic                Large Cap
                                                                       Large Cap Core            Growth Stock
                                                     Rydex OTC        Equity Fund (o)              Fund (p)
                                                  --------------  -----------------------  ------------------------
                                                   2007    2006       2007        2006         2007         2006
                                                  ------  ------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)..................... $  (83) $  (63) $   (17,390) $  (12,493) $  (182,145) $  (279,631)
Net realized gains (losses)......................     15      58      653,061     580,082    1,340,567    1,067,397
Change in unrealized gains (losses)..............    902     232     (624,567)    118,347    1,015,809    1,232,470
                                                  ------  ------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations......................................    834     227       11,104     685,936    2,174,231    2,020,236
                                                  ------  ------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits.........................................  1,152   1,205       13,413      93,011      131,957      181,628
Benefit payments.................................     --      --      (54,747)    (19,271)    (530,924)    (717,553)
Payments on termination..........................     --    (441)  (1,496,643)   (872,240)  (6,361,336)  (8,332,825)
Contract maintenance charge......................     (6)     (5)      (5,163)     (5,801)     (10,066)     (12,001)
Transfers among the sub-accounts and with the
 Fixed Account--net..............................     --      (1)     169,350    (139,935)    (912,024)    (693,300)
Adjustment to net assets allocated to contract in
 payout period...................................     --      --           --          --           --           --
                                                  ------  ------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions....................................  1,146     758   (1,373,790)   (944,236)  (7,682,393)  (9,574,051)
                                                  ------  ------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..........................................  1,980     985   (1,362,686)   (258,300)  (5,508,162)  (7,553,815)
NET ASSETS AT BEGINNING OF
 PERIOD..........................................  4,635   3,650    5,012,867   5,271,167   21,018,168   28,571,983
                                                  ------  ------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD...................... $6,615  $4,635  $ 3,650,181  $5,012,867  $15,510,006  $21,018,168
                                                  ======  ======  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period......................................    354     291      366,980     444,147    1,120,381    1,599,353
       Units issued..............................     82      97       47,006      24,316       52,419       69,117
       Units redeemed............................     (1)    (34)    (145,130)   (101,483)    (417,863)    (548,089)
                                                  ------  ------  -----------  ----------  -----------  -----------
    Units outstanding at end of period...........    435     354      268,856     366,980      754,937    1,120,381
                                                  ======  ======  ===========  ==========  ===========  ===========

--------
(o)Previously known as STI Large Cap Relative Value
(p)Previously known as STI Capital Appreciation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             STI Classic               STI Classic               STI Classic
                                           Variable Trust            Variable Trust            Variable Trust
                                             Sub-Account               Sub-Account               Sub-Account
                                      ------------------------  ------------------------  ------------------------
                                                 STI                       STI                       STI
                                            International              Investment                 Large Cap
                                               Equity                  Grade Bond               Value Equity
                                      ------------------------  ------------------------  ------------------------
                                      2007 (j)(q)      2006       2007 (q)       2006         2007         2006
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $     9,608  $    (9,882) $   189,432  $   301,834  $    17,835  $    (4,178)
Net realized gains (losses)..........   1,313,686      274,883      (76,221)     (25,339)   2,089,682    1,511,224
Change in unrealized gains
 (losses)............................  (1,042,650)     622,896         (265)     (10,388)  (1,438,636)   3,128,809
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations.....................     280,644      887,897      112,946      266,107      668,881    4,635,855
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................      23,968      154,507       34,386      223,949       87,836      175,968
Benefit payments.....................     (17,687)     (18,907)     (41,853)    (224,377)    (551,823)    (624,816)
Payments on termination..............    (447,262)  (1,452,340)  (1,572,238)  (2,684,849)  (6,341,829)  (8,554,755)
Contract maintenance charge..........        (554)      (1,603)      (2,481)      (8,011)     (10,154)     (11,256)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................  (3,972,482)    (147,144)  (7,600,818)    (372,683)    (410,014)    (629,109)
Adjustment to net assets allocated
 to contract in payout period........          --           --           --           --           --           --
                                      -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions..........  (4,414,017)  (1,465,487)  (9,183,004)  (3,065,971)  (7,225,984)  (9,643,968)
                                      -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (4,133,373)    (577,590)  (9,070,058)  (2,799,864)  (6,557,103)  (5,008,113)
NET ASSETS AT BEGINNING
 OF PERIOD...........................   4,133,373    4,710,963    9,070,058   11,869,922   22,014,500   27,022,613
                                      -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.............................. $        --  $ 4,133,373  $        --  $ 9,070,058  $15,457,397  $22,014,500
                                      ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................     230,244      320,524      689,496      900,143    1,011,308    1,457,862
       Units issued..................     181,684       18,619       82,104       66,826       56,161       58,621
       Units redeemed................    (411,928)    (108,899)    (771,600)    (277,473)    (356,711)    (505,175)
                                      -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..........................          --      230,244           --      689,496      710,758    1,011,308
                                      ===========  ===========  ===========  ===========  ===========  ===========

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(q)For the period beginning January 1, 2007 and ended April 27, 2007

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                STI Classic               STI Classic               The Universal
                                              Variable Trust            Variable Trust        Institutional Funds, Inc.
                                                Sub-Account               Sub-Account                Sub-Account
                                         ------------------------  ------------------------  --------------------------
                                                STI Mid-Cap                   STI                  Van Kampen UIF
                                                Core Equity                Small Cap                  Emerging
                                                 Fund (r)                Value Equity              Markets Equity
                                         ------------------------  ------------------------  --------------------------
                                             2007         2006         2007         2006         2007          2006
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............ $   (90,170) $  (100,683) $   (59,204) $  (113,577) $   (780,936) $   (506,348)
Net realized gains (losses).............   1,537,700    1,114,077    2,636,696    3,627,372    18,870,282     8,818,934
Change in unrealized gains (losses).....  (1,061,753)    (201,482)  (2,331,112)  (2,081,522)    2,895,074     8,893,578
                                         -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations.............................     385,777      811,912      246,380    1,432,273    20,984,420    17,206,164
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits................................      45,180       49,123      204,782      849,155       153,157       249,434
Benefit payments........................    (130,671)    (214,041)     (56,719)     (77,550)   (1,288,624)   (1,099,232)
Payments on termination.................  (2,575,040)  (2,554,169)  (2,506,787)  (2,697,982)  (13,550,815)  (10,589,550)
Contract maintenance charge.............      (3,549)      (4,244)      (9,913)      (7,935)      (17,131)      (18,238)
Transfers among the sub-accounts and
 with the Fixed Account--net............    (351,472)    (229,497)      60,656     (144,105)   (2,705,129)    3,246,524
Adjustment to net assets allocated to
 contract in payout period..............          --           --           --           --            --            --
                                         -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions..................  (3,015,552)  (2,952,828)  (2,307,981)  (2,078,417)  (17,408,542)   (8,211,062)
                                         -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS.................................  (2,629,775)  (2,140,916)  (2,061,601)    (646,144)    3,575,878     8,995,102
NET ASSETS AT BEGINNING OF
 PERIOD.................................   8,465,017   10,605,933   10,021,419   10,667,563    63,047,185    54,052,083
                                         -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................. $ 5,835,242  $ 8,465,017  $ 7,959,818  $10,021,419  $ 66,623,063  $ 63,047,185
                                         ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.............................     480,442      639,429      439,344      526,460     3,269,652     3,778,024
       Units issued.....................      30,777       38,545       48,028       94,840       574,683     1,030,062
       Units redeemed...................    (179,879)    (197,532)    (136,527)    (181,956)   (1,342,375)   (1,538,434)
                                         -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period.............................     331,340      480,442      350,845      439,344     2,501,960     3,269,652
                                         ===========  ===========  ===========  ===========  ============  ============

--------
(r)Previously known as STI Mid-Cap Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                 The Universal             The Universal          The Universal
                                           Institutional Funds, Inc.  Institutional Funds, Inc. Institutional Funds,
                                                  Sub-Account               Sub-Account          Inc. Sub-Account
                                          --------------------------  ------------------------  -------------------
                                                                                                  Van Kampen UIF
                                                Van Kampen UIF            Van Kampen UIF           Global Value
                                                 Equity Growth             Fixed Income               Equity
                                          --------------------------  ------------------------  -------------------
                                              2007          2006         2007         2006        2007       2006
                                          ------------  ------------  ----------   ----------   --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (916,647) $   (976,586) $   38,781   $   50,095   $    226   $    97
Net realized gains (losses)..............    3,465,482       760,139       4,479       11,681      8,233     2,258
Change in unrealized gains (losses)......    7,787,781     1,325,591      26,766      (22,093)    (5,150)    6,505
                                          ------------  ------------  ----------   ----------   --------   -------
Increase (decrease) in net assets from
 operations..............................   10,336,616     1,109,144      70,026       39,683      3,309     8,860
                                          ------------  ------------  ----------   ----------   --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      309,987       434,447          --          600         --        --
Benefit payments.........................   (1,290,080)   (1,455,169)     (6,235)     (16,529)        --        --
Payments on termination..................  (10,218,776)   (9,685,751)   (130,700)    (341,293)   (14,445)   (1,257)
Contract maintenance charge..............      (71,241)      (78,667)       (346)        (409)       (61)      (59)
Transfers among the sub-accounts and with
 the Fixed Account--net..................   (2,129,068)      588,673     (23,228)      73,003      6,667       (39)
Adjustment to net assets allocated to
 contract in payout period...............           --            --          --           --         --        --
                                          ------------  ------------  ----------   ----------   --------   -------
Increase (decrease) in net assets from
 contract transactions...................  (13,399,178)  (10,196,467)   (160,509)    (284,628)    (7,839)   (1,355)
                                          ------------  ------------  ----------   ----------   --------   -------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (3,062,562)   (9,087,323)    (90,483)    (244,945)    (4,530)    7,505
NET ASSETS AT BEGINNING OF
 PERIOD..................................   58,188,938    67,276,261   1,863,307    2,108,252     54,227    46,722
                                          ------------  ------------  ----------   ----------   --------   -------
NET ASSETS AT END OF PERIOD.............. $ 55,126,376  $ 58,188,938  $1,772,824   $1,863,307   $ 49,697   $54,227
                                          ============  ============  ==========   ==========   ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    5,948,484     7,009,647     151,332      174,805      3,871     3,976
       Units issued......................      601,850     1,154,808       3,407        6,467        408        --
       Units redeemed....................   (1,802,428)   (2,215,971)    (15,766)     (29,940)      (961)     (105)
                                          ------------  ------------  ----------   ----------   --------   -------
    Units outstanding at end of period...    4,747,906     5,948,484     138,973      151,332      3,318     3,871
                                          ============  ============  ==========   ==========   ========   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           The Universal                  The Universal             The Universal
                                          Institutional Funds, Inc. Institutional Funds, Inc. Institutional Funds, Inc.
                                            Sub-Account                    Sub-Account               Sub-Account
                                          ------------------------  ------------------------  ------------------------
                                                                         Van Kampen UIF
                                           Van Kampen UIF                 International            Van Kampen UIF
                                             High Yield                      Magnum                Mid Cap Growth
                                          ------------------------  ------------------------  ------------------------
                                           2007          2006           2007         2006         2007         2006
                                            ------       -------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  648       $   549      $   (69,380) $  (566,414) $  (655,904) $  (689,729)
Net realized gains (losses)..............    179        (4,037)       6,995,310    4,693,661    5,925,571    5,343,664
Change in unrealized gains (losses)......   (610)        4,057       (2,006,449)   3,729,396    2,036,135   (1,984,782)
                                            ------       -------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    217           569        4,919,481    7,856,643    7,305,802    2,669,153
                                            ------       -------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................    176            48           59,454      243,770       61,588      293,797
Benefit payments.........................     --            --         (753,553)    (554,489)    (913,368)    (614,118)
Payments on termination..................   (235)           --       (7,942,540)  (5,426,384)  (7,731,699)  (6,008,822)
Contract maintenance charge..............    (14)          (17)         (11,273)     (12,319)      (9,360)     (11,140)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    113            37        1,573,457    3,951,152     (638,528)   2,642,360
Adjustment to net assets allocated to
 contract in payout period...............     --            --               --           --           --           --
                                            ------       -------    -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................     40            68       (7,074,455)  (1,798,270)  (9,231,367)  (3,697,923)
                                            ------       -------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    257           637       (2,154,974)   6,058,373   (1,925,565)  (1,028,770)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  8,727         8,090       40,738,522   34,680,149   40,057,080   41,085,850
                                            ------       -------    -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $8,984       $ 8,727      $38,583,548  $40,738,522  $38,131,515  $40,057,080
                                            ======       =======    ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    641           636        3,317,377    3,464,574    2,642,285    2,911,403
       Units issued......................     21             6          533,810      885,196      370,367      786,090
       Units redeemed....................    (18)           (1)      (1,054,537)  (1,032,393)    (927,282)  (1,055,208)
                                            ------       -------    -----------  -----------  -----------  -----------
    Units outstanding at end of period...    644           641        2,796,650    3,317,377    2,085,370    2,642,285
                                            ======       =======    ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             The Universal               The Universal           The Universal
                                       Institutional Funds, Inc.   Institutional Funds, Inc.  Institutional Funds, Inc.
                                              Sub-Account                 Sub-Account             Sub-Account
                                      --------------------------  --------------------------  ------------------------
                                            Van Kampen UIF              Van Kampen UIF
                                             U.S. Mid Cap                  U.S. Real            Van Kampen UIF
                                                 Value                      Estate                   Value
                                      --------------------------  --------------------------  ------------------------
                                          2007          2006          2007          2006        2007         2006
                                      ------------  ------------  ------------  ------------   --------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $ (1,389,434) $ (1,913,173) $   (395,737) $   (392,149) $    503     $    517
Net realized gains (losses)..........   23,909,137    23,829,644    15,403,902    13,558,564    35,657       43,894
Change in unrealized gains
 (losses)............................  (13,719,771)    1,819,454   (26,369,714)    9,609,829   (45,909)       2,299
                                      ------------  ------------  ------------  ------------   --------     --------
Increase (decrease) in net assets
 from operations.....................    8,799,932    23,735,925   (11,361,549)   22,776,244    (9,749)      46,710
                                      ------------  ------------  ------------  ------------   --------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................      292,438       528,121       126,004       239,305        --           --
Benefit payments.....................   (2,296,562)   (2,124,635)   (1,140,748)   (1,442,912)  (17,796)          --
Payments on termination..............  (24,544,311)  (18,558,759)  (14,073,573)  (12,191,427)  (45,949)     (52,354)
Contract maintenance charge..........      (94,569)     (100,516)      (16,583)      (20,556)     (120)        (174)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................   (6,649,644)     (609,860)   (6,437,317)     (580,611)  (15,951)       1,149
Adjustment to net assets allocated to
 contract in payout period...........           --            --            --            --        --           --
                                      ------------  ------------  ------------  ------------   --------     --------
Increase (decrease) in net assets
 from contract transactions..........  (33,292,648)  (20,865,649)  (21,542,217)  (13,996,201)  (79,816)     (51,379)
                                      ------------  ------------  ------------  ------------   --------     --------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (24,492,716)    2,870,276   (32,903,766)    8,780,043   (89,565)      (4,669)
NET ASSETS AT BEGINNING
 OF PERIOD...........................  141,489,131   138,618,855    79,513,161    70,733,118   342,010      346,679
                                      ------------  ------------  ------------  ------------   --------     --------
NET ASSETS AT END OF
 PERIOD.............................. $116,996,415  $141,489,131  $ 46,609,395  $ 79,513,161  $252,445     $342,010
                                      ============  ============  ============  ============   ========     ========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................    9,904,008    11,514,149     2,396,508     2,894,820    22,196       25,837
       Units issued..................      844,636     1,389,167       217,708       445,890     1,682          399
       Units redeemed................   (3,022,923)   (2,999,308)     (887,871)     (944,202)   (6,613)      (4,040)
                                      ------------  ------------  ------------  ------------   --------     --------
    Units outstanding at end of
     period..........................    7,725,721     9,904,008     1,726,345     2,396,508    17,265       22,196
                                      ============  ============  ============  ============   ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   The Universal Institutional The Universal Institutional The Universal Institutional
                                    Funds, Inc. (Class II)      Funds, Inc. (Class II)      Funds, Inc. (Class II)
                                          Sub-Account                 Sub-Account                 Sub-Account
                                   --------------------------  --------------------------  --------------------------
                                        Van Kampen UIF              Van Kampen UIF              Van Kampen UIF
                                           Emerging                    Emerging                   Equity and
                                    Markets Debt (Class II)    Markets Equity (Class II)       Income (Class II)
                                   --------------------------  --------------------------  --------------------------
                                       2007          2006          2007          2006          2007          2006
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $ 1,648,176   $ 1,999,653   $  (482,862)  $  (266,743)  $   131,775   $  (357,167)
Net realized gains (losses).......     964,183       575,257     7,942,219     1,778,274     4,199,402     2,973,316
Change in unrealized gains
 (losses).........................  (1,242,001)     (146,605)    4,838,731     6,888,338    (2,806,181)    5,208,177
                                   -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
 from operations..................   1,370,358     2,428,305    12,298,088     8,399,869     1,524,996     7,824,326
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   1,148,845     3,280,270       154,221     5,296,424     3,293,524    14,385,394
Benefit payments..................    (271,346)     (184,157)     (495,274)     (136,711)   (1,700,401)   (1,640,127)
Payments on termination...........  (2,918,636)   (1,408,025)   (3,350,307)   (1,499,562)   (6,521,807)   (4,080,596)
Contract maintenance charge.......    (109,152)     (101,367)     (149,797)     (103,277)     (202,440)     (157,600)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................    (133,539)      130,236    (1,722,916)    1,640,645     1,563,592     8,636,036
Adjustment to net assets allocated
 to contract in payout period.....          --            --            --            --            --            --
                                   -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
 from contract transactions.......  (2,283,828)    1,716,957    (5,564,073)    5,197,519    (3,567,532)   17,143,107
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................    (913,470)    4,145,262     6,734,015    13,597,388    (2,042,536)   24,967,433
NET ASSETS AT BEGINNING
 OF PERIOD........................  29,699,057    25,553,795    34,945,258    21,347,870    83,763,314    58,795,881
                                   -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF
 PERIOD........................... $28,785,587   $29,699,057   $41,679,273   $34,945,258   $81,720,778   $83,763,314
                                   ===========   ===========   ===========   ===========   ===========   ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   1,754,748     1,663,103     1,095,016       902,850     6,060,607     4,724,767
       Units issued...............     279,929       492,525       122,643       390,017     1,372,871     3,989,162
       Units redeemed.............    (423,185)     (400,880)     (272,590)     (197,851)   (1,575,468)   (2,653,322)
                                   -----------   -----------   -----------   -----------   -----------   -----------
    Units outstanding at end of
     period.......................   1,611,492     1,754,748       945,069     1,095,016     5,858,010     6,060,607
                                   ===========   ===========   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   The Universal Institutional The Universal Institutional The Universal Institutional
                                    Funds, Inc. (Class II)       Funds, Inc. (Class II)    Funds, Inc. (Class II)
                                          Sub-Account                  Sub-Account               Sub-Account
                                   --------------------------  --------------------------  --------------------------
                                                                     Van Kampen UIF            Van Kampen UIF
                                        Van Kampen UIF                   Global                 Int'l Growth
                                   Equity Growth (Class II)       Franchise (Class II)        Equity (Class II)
                                   --------------------------  --------------------------  --------------------------
                                       2007          2006          2007          2006         2007        2006 (ah)
                                   -----------   -----------   ------------  ------------   ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  (305,321)  $  (324,622)  $ (2,028,160) $   (257,268) $  (72,211)   $  (16,501)
Net realized gains (losses).......   1,419,511       819,551     14,667,921     4,042,433     241,110        13,773
Change in unrealized gains
 (losses).........................   2,222,472      (214,105)    (3,583,434)   13,184,322     344,536       377,889
                                   -----------   -----------   ------------  ------------   ----------    ----------
Increase (decrease) in net assets
 from operations..................   3,336,662       280,824      9,056,327    16,969,487     513,435       375,161
                                   -----------   -----------   ------------  ------------   ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................     145,375       738,261      6,840,725    22,426,308     159,388     2,694,057
Benefit payments..................    (323,329)     (678,927)    (1,534,229)   (1,130,074)    (41,399)     (102,096)
Payments on termination...........  (1,818,628)   (1,544,613)   (10,034,933)   (5,243,293)   (257,608)      (12,353)
Contract maintenance charge.......     (41,702)      (45,463)      (395,157)     (304,664)    (22,933)       (1,734)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................  (1,402,915)     (296,095)     1,290,073     6,950,360   1,096,018       811,891
Adjustment to net assets allocated
 to contract in payout period.....          --            --             --            --          --            --
                                   -----------   -----------   ------------  ------------   ----------    ----------
Increase (decrease) in net assets
 from contract transactions.......  (3,441,199)   (1,826,837)    (3,833,521)   22,698,637     933,466     3,389,765
                                   -----------   -----------   ------------  ------------   ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS.......................    (104,537)   (1,546,013)     5,222,806    39,668,124   1,446,901     3,764,926
NET ASSETS AT BEGINNING
 OF PERIOD........................  18,809,068    20,355,081    113,948,468    74,280,344   3,764,926            --
                                   -----------   -----------   ------------  ------------   ----------    ----------
NET ASSETS AT END OF
 PERIOD........................... $18,704,531   $18,809,068   $119,171,274  $113,948,468  $5,211,827    $3,764,926
                                   ===========   ===========   ============  ============   ==========    ==========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   1,384,951     1,530,368      6,893,393     5,283,768     350,835            --
       Units issued...............     154,318       516,487      1,374,811     2,799,723     216,934       416,473
       Units redeemed.............    (393,533)     (661,904)    (1,538,990)   (1,190,098)   (135,179)      (65,638)
                                   -----------   -----------   ------------  ------------   ----------    ----------
    Units outstanding at end of
     period.......................   1,145,736     1,384,951      6,729,214     6,893,393     432,590       350,835
                                   ===========   ===========   ============  ============   ==========    ==========

--------
(ah)For the period beginning March 1, 2006, and ending December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   The Universal Institutional The Universal Institutional The Universal Institutional
                                    Funds, Inc. (Class II)      Funds, Inc. (Class II)      Funds, Inc. (Class II)
                                          Sub-Account                 Sub-Account                 Sub-Account
                                   --------------------------  --------------------------  --------------------------
                                                                    Van Kampen UIF              Van Kampen UIF
                                        Van Kampen UIF               Small Company               U.S. Mid Cap
                                   Mid Cap Growth (Class II)       Growth (Class II)           Value (Class II)
                                   --------------------------  --------------------------  --------------------------
                                       2007       2006 (af)        2007          2006          2007          2006
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  (982,088)  $  (715,142)  $  (443,467)  $  (483,345)  $  (934,962)  $(1,058,192)
Net realized gains (losses).......   5,322,413     3,712,719     3,668,044     3,211,792    11,429,363    10,092,338
Change in unrealized gains
 (losses).........................   6,223,096       167,943    (2,755,794)     (146,114)   (5,498,773)    3,425,243
                                   -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
 from operations..................  10,563,421     3,165,520       468,783     2,582,333     4,995,628    12,459,389
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................   7,477,773    11,276,357       301,151     1,353,937     4,594,124    12,221,679
Benefit payments..................  (1,934,658)     (323,179)     (330,458)     (484,666)   (1,227,063)   (1,200,360)
Payments on termination...........  (4,476,608)   (2,661,477)   (4,218,947)   (1,928,363)   (8,441,754)   (4,141,843)
Contract maintenance charge.......    (206,890)     (138,748)      (89,111)     (100,052)     (296,034)     (248,975)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................   1,756,905     3,273,120      (538,557)   (1,299,785)   (1,110,279)    1,400,028
Adjustment to net assets allocated
 to contract in payout period.....          --            --            --            --            --            --
                                   -----------   -----------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
 from contract transactions.......   2,616,522    11,426,073    (4,875,922)   (2,458,929)   (6,481,006)    8,030,529
                                   -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  13,179,943    14,591,593    (4,407,139)      123,404    (1,485,378)   20,489,918
NET ASSETS AT BEGINNING
 OF PERIOD........................  49,626,832    35,035,239    27,590,958    27,467,554    81,291,108    60,801,190
                                   -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS AT END OF
 PERIOD........................... $62,806,775   $49,626,832   $23,183,819   $27,590,958   $79,805,730   $81,291,108
                                   ===========   ===========   ===========   ===========   ===========   ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........   3,034,858     1,948,644     1,424,812     1,559,590     4,424,664     3,854,542
       Units issued...............   1,530,141     1,785,201       140,505       321,968       712,527     1,541,930
       Units redeemed.............    (977,617)     (698,987)     (383,222)     (456,746)     (954,135)     (971,808)
                                   -----------   -----------   -----------   -----------   -----------   -----------
    Units outstanding at end of
     period.......................   3,587,382     3,034,858     1,182,095     1,424,812     4,183,056     4,424,664
                                   ===========   ===========   ===========   ===========   ===========   ===========

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   The Universal Institutional       Van Kampen Life           Van Kampen Life
                                     Funds, Inc. (Class II)         Investment Trust          Investment Trust
                                           Sub-Account                 Sub-Account               Sub-Account
                                   --------------------------  --------------------------  ----------------------
                                         Van Kampen UIF
                                            U.S. Real
                                        Estate (Class II)             LIT Comstock             LIT Government
                                   --------------------------  --------------------------  ----------------------
                                       2007          2006          2007          2006         2007        2006
                                   ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $   (783,977) $   (692,383) $    414,870  $     56,357  $   53,943  $   47,178
Net realized gains (losses).......   16,282,424    12,611,326     7,720,219    10,525,160         (57)     (8,050)
Change in unrealized gains
 (losses).........................  (36,024,311)   19,161,802   (10,315,466)    3,962,999      32,771       3,042
                                   ------------  ------------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets
 from operations..................  (20,525,864)   31,080,745    (2,180,377)   14,544,516      86,657      42,170
                                   ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................    6,592,025    12,858,347       123,133       343,491       4,710      29,500
Benefit payments..................   (2,093,109)     (894,450)   (2,813,838)   (1,960,309)    (29,223)     (5,751)
Payments on termination...........  (11,071,384)   (5,647,992)  (21,194,264)  (22,266,296)   (334,413)   (454,189)
Contract maintenance charge.......     (379,738)     (363,065)      (36,814)      (44,679)       (709)       (852)
Transfers among the
 sub-accounts and with the
 Fixed Account--net...............   (2,695,103)   (6,005,389)   (1,411,016)    2,247,280      52,421     377,909
Adjustment to net assets
 allocated to contract in
 payout period....................           --            --            --            --          --          --
                                   ------------  ------------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets
 from contract transactions.......   (9,647,309)      (52,549)  (25,332,799)  (21,680,513)   (307,214)    (53,383)
                                   ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS.......................  (30,173,173)   31,028,196   (27,513,176)   (7,135,997)   (220,557)    (11,213)
NET ASSETS AT
 BEGINNING OF
 PERIOD...........................  118,644,914    87,616,718   106,182,837   113,318,834   1,625,914   1,637,127
                                   ------------  ------------  ------------  ------------  ----------  ----------
NET ASSETS AT END OF
 PERIOD........................... $ 88,471,741  $118,644,914  $ 78,669,661  $106,182,837  $1,405,357  $1,625,914
                                   ============  ============  ============  ============  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........    4,137,435     4,153,868     7,390,761     9,040,553     142,200     145,861
       Units issued...............      836,414     1,078,358       753,760     1,378,010      12,430      60,258
       Units redeemed.............   (1,198,256)   (1,094,791)   (2,480,947)   (3,027,802)    (38,587)    (63,919)
                                   ------------  ------------  ------------  ------------  ----------  ----------
    Units outstanding at end of
     period.......................    3,775,593     4,137,435     5,663,574     7,390,761     116,043     142,200
                                   ============  ============  ============  ============  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                               Van Kampen
                                       Van Kampen Life            Van Kampen Life            Life Investment
                                       Investment Trust          Investment Trust           Trust (Class II)
                                         Sub-Account                Sub-Account                Sub-Account
                                   -----------------------  --------------------------  ------------------------
                                          LIT Money                                          LIT Aggressive
                                            Market                Strat Growth I            Growth (Class II)
                                   -----------------------  --------------------------  ------------------------
                                      2007         2006         2007          2006          2007         2006
                                   ----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...... $  106,086  $    83,208  $   (727,730) $   (917,901) $  (379,558) $  (394,031)
Net realized gains (losses).......         --           --    (1,287,249)   (3,911,659)   2,507,709    2,541,104
Change in unrealized gains
 (losses).........................         --           --     8,916,296     5,476,960    1,116,496   (1,466,903)
                                   ----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations..................    106,086       83,208     6,901,317       647,400    3,244,647      680,170
                                   ----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..........................     12,787       29,598        75,777       117,343       35,592      345,396
Benefit payments..................   (231,283)      (9,105)     (999,534)   (1,317,374)    (326,222)    (344,751)
Payments on termination...........   (605,629)  (1,218,491)   (9,444,089)  (10,649,467)  (2,543,320)  (1,366,846)
Contract maintenance charge.......     (8,427)      (9,846)      (33,605)      (44,423)     (58,780)     (63,662)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................  1,175,419    1,095,041    (2,835,365)   (5,995,331)  (1,249,301)    (857,518)
Adjustment to net assets allocated
 to contract in payout period.....         --           --            --            --           --           --
                                   ----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions.......    342,867     (112,803)  (13,236,816)  (17,889,252)  (4,142,031)  (2,287,381)
                                   ----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS.......................    448,953      (29,595)   (6,335,499)  (17,241,852)    (897,384)  (1,607,211)
NET ASSETS AT BEGINNING
 OF PERIOD........................  2,930,986    2,960,581    51,747,722    68,989,574   21,979,686   23,586,897
                                   ----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD........................... $3,379,939  $ 2,930,986  $ 45,412,223  $ 51,747,722  $21,082,302  $21,979,686
                                   ==========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period..........    263,118      272,700     6,026,902     7,916,041    1,637,880    1,820,915
       Units issued...............    194,772      178,712       349,795       495,653      148,507      377,364
       Units redeemed.............   (163,742)    (188,294)   (1,759,806)   (2,384,792)    (433,450)    (560,399)
                                   ----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period.......................    294,148      263,118     4,616,891     6,026,902    1,352,937    1,637,880
                                   ==========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Van Kampen                  Van Kampen                 Van Kampen
                                            Life Investment             Life Investment            Life Investment
                                           Trust (Class II)            Trust (Class II)           Trust (Class II)
                                              Sub-Account                 Sub-Account                Sub-Account
                                      --------------------------  --------------------------  ------------------------
                                             LIT Comstock               LIT Growth and                LIT Money
                                              (Class II)               Income (Class II)          Market (Class II)
                                      --------------------------  --------------------------  ------------------------
                                          2007          2006          2007          2006          2007         2006
                                      ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)......... $   (296,555) $ (1,500,077) $   (457,105) $ (1,155,764) $   968,605  $   738,710
Net realized gains (losses)..........   20,405,392    26,740,375    11,791,956    13,319,030           --           --
Change in unrealized gains
 (losses)............................  (31,519,323)   19,295,277    (9,370,433)    9,201,401           --           --
                                      ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations.....................  (11,410,486)   44,535,575     1,964,418    21,364,667      968,605      738,710
                                      ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits.............................    4,338,690    27,115,674     2,765,323    16,086,756    3,223,416    4,654,118
Benefit payments.....................   (5,282,318)   (4,862,130)   (2,845,552)   (2,497,238)  (1,918,600)  (1,815,526)
Payments on termination..............  (38,250,021)  (23,354,908)  (15,998,701)  (10,001,941)  (5,824,947)  (3,440,735)
Contract maintenance charge..........     (799,401)     (753,914)     (571,878)     (551,548)    (115,979)    (110,273)
Transfers among the sub-accounts
 and with the Fixed
 Account--net........................   (7,477,046)   (3,039,368)      (39,087)      372,909    5,413,849      654,091
Adjustment to net assets allocated to
 contract in payout period...........           --            --            --            --           --           --
                                      ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions..........  (47,470,096)   (4,894,646)  (16,689,895)    3,408,938      777,739      (58,325)
                                      ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS..........................  (58,880,582)   39,640,929   (14,725,477)   24,773,605    1,746,344      680,385
NET ASSETS AT BEGINNING
 OF PERIOD...........................  356,768,909   317,127,980   171,901,585   147,127,980   31,042,091   30,361,706
                                      ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.............................. $297,888,327  $356,768,909  $157,176,108  $171,901,585  $32,788,435  $31,042,091
                                      ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.......................   23,655,937    23,944,803     9,671,613     9,457,634    3,034,832    3,044,840
       Units issued..................    2,142,832     5,170,352     1,162,896     2,327,230    2,610,478    2,346,171
       Units redeemed................   (5,245,857)   (5,459,218)   (2,085,252)   (2,113,251)  (2,527,315)  (2,356,179)
                                      ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..........................   20,552,912    23,655,937     8,749,257     9,671,613    3,117,995    3,034,832
                                      ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                         Van Kampen
                                                                      Life Investment
                                                                      Trust (Class II)
                                                                        Sub-Account
                                                                 -------------------------
                                                                      Strat Growth II
                                                                 -------------------------
                                                                     2007          2006
                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss).................................... $ (1,133,388) $(1,168,398)
Net realized gains (losses).....................................    3,375,326    1,365,382
Change in unrealized gains (losses).............................    6,663,483      189,436
                                                                 ------------  -----------
Increase (decrease) in net assets from operations...............    8,905,421      386,420
                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits........................................................      365,251    3,714,332
Benefit payments................................................   (1,392,501)    (909,703)
Payments on termination.........................................   (7,196,736)  (4,613,808)
Contract maintenance charge.....................................     (138,685)    (140,111)
Transfers among the sub-accounts and with the Fixed Account--net   (2,627,300)  (1,659,789)
Adjustment to net assets allocated to contract in payout period.           --           --
                                                                 ------------  -----------
Increase (decrease) in net assets from contract transactions....  (10,989,971)  (3,609,079)
                                                                 ------------  -----------
INCREASE (DECREASE) IN NET ASSETS...............................   (2,084,550)  (3,222,659)
NET ASSETS AT BEGINNING OF PERIOD...............................   65,541,994   68,764,653
                                                                 ------------  -----------
NET ASSETS AT END OF PERIOD..................................... $ 63,457,444  $65,541,994
                                                                 ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....................    6,471,800    6,957,992
       Units issued.............................................      691,575    1,095,176
       Units redeemed...........................................   (1,747,312)  (1,581,368)
                                                                 ------------  -----------
    Units outstanding at end of period..........................    5,416,063    6,471,800
                                                                 ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  Organization

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Subsequent to a transition period, Prudential will be responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account:

    .  AIM Lifetime America Variable Annuity Series (Classic, Freedom, and
       Regal)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity
    .  AIM Lifetime Plus/SM/ Variable Annuity
    .  AIM Lifetime Plus/SM/ II Variable Annuity
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred)
    .  Allstate Personal Retirement Manager
    .  Allstate Provider Variable Annuity
    . Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra) . Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share)
    .  Morgan Stanley Variable Annuity
    .  Morgan Stanley Variable Annuity II
    .  Morgan Stanley Variable Annuity II Asset Manager
    .  Morgan Stanley Variable Annuity 3
    .  Morgan Stanley Variable Annuity 3 Asset Manager
    .  Preferred Client Variable Annuity
    . Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex) . Scudder Horizon Advantage Variable Annuity
    .  Select Directions Variable Annuity
    .  STI Classic Variable Annuity

   With the exception of the Allstate Advisor Variable Annuity (Base, Plus, and Preferred), the Allstate Advisor (STI) Variable Annuity (Base and Preferred), the Allstate Retirement Access VA B Series, the Allstate Retirement Access VA L Series, and the Allstate Retirement Access VA X Series, the contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives." The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

Advanced Series Trust                                Advanced Series Trust (continued)
(For the period beginning July 30, 2007 and ended        AST UBS Dynamic Alpha
  December 31, 2007):                                    AST Western Assets Core Plus Bond (For period
   AST Advanced Strategies                                  beginning November 19, 2007, and ended
   AST Aggressive Asset Allocation                          December 31, 2007)
   AST AllianceBernstein Core Value
   AST AllianceBernstein Growth & Income*            AIM Variable Insurance Funds
   AST AllianceBernstein Managed Index 500               AIM V. I. Aggressive Growth (Merged into AIM
   AST American Century Income & Growth                     V. I. Capital Appreciation on May 1, 2006)
   AST American Century Strategic Allocation            AIM V. I. Basic Balanced
   AST Balanced Asset Allocation                        AIM V. I. Basic Value
   AST Capital Growth Asset Allocation                   AIM V. I. Blue Chip (Merged into AIM V. I.
   AST Cohen & Steers Realty                                Large Cap Growth on June 12, 2006)
   AST Conservative Asset Allocation                    AIM V. I. Capital Appreciation
   AST DeAm Large-Cap Value                             AIM V. I. Capital Development
   AST DeAm Small-Cap Value                             AIM V. I. Core Equity
   AST Federated Aggressive Growth                       AIM V. I. Demographic Trends (Merged into
   AST First Trust Balanced Target                          AIM V. I. Capital Appreciation on
   AST First Trust Capital Appreciation Target              November 3, 2006)
   AST Goldman Sachs Concentrated Growth                AIM V. I. Diversified Income
   AST Goldman Sachs Mid-Cap Growth                     AIM V. I. Government Securities
   AST High Yield                                        AIM V. I. Growth (Merged into AIM V. I.
   AST International Growth                                 Capital Appreciation on May 1, 2006)
   AST International Value                              AIM V. I. High Yield
   AST JPMorgan International Equity                    AIM V. I. International Growth
   AST Large-Cap Value                                  AIM V. I. Large Cap Growth
   AST Lord Abbett Bond Debenture                       AIM V. I. Mid Cap Core Equity
   AST Marsico Capital Growth                           AIM V. I. Money Market
   AST MFS Global Equity                                 AIM V. I. Premier Equity (Merged into AIM
   AST MFS Growth*                                          V. I. Core Equity on May 1, 2006)
   AST Mid-Cap Value                                    AIM V. I. Technology
   AST Money Market                                     AIM V. I. Utilities
   AST Neuberger Berman Mid-Cap Growth
   AST Neuberger Berman Mid-Cap Value                AIM Variable Insurance Funds Series II
   AST Neuberger Berman Small-Cap Growth                 AIM V. I. Aggressive Growth II (Merged into
   AST PIMCO Limited Maturity Bond*                         AIM V. I. Capital Appreciation II on
   AST PIMCO Total Return Bond                              May 1, 2006)
   AST Preservation Asset Allocation                    AIM V. I. Basic Balanced II
   AST Small-Cap Growth*                                AIM V. I. Basic Value II
   AST Small-Cap Value                                   AIM V. I. Blue Chip II (Merged into AIM V. I.
   AST T. Rowe Price Asset Allocation                       Large Cap Growth II on June 12, 2006)
   AST T. Rowe Price Global Bond                        AIM V. I. Capital Appreciation II
   AST T. Rowe Price Large-Cap Growth                   AIM V. I. Capital Development II
   AST T. Rowe Price Natural Resources                  AIM V. I. Core Equity II
                                                         AIM V. I. Demographic Trends II (Merged into
                                                            AIM V. I. Capital Appreciation II on
                                                            November 3, 2006)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AIM Variable Insurance Funds Series II (continued)      DWS Variable Series I
   AIM V. I. Diversified Income II                         DWS VIP Bond A
   AIM V. I. Government Securities II                      DWS VIP Capital Growth A
    AIM V. I. Growth II (Merged into AIM V. I.             DWS VIP Global Opportunities
       Capital Appreciation II on May 1, 2006)             DWS VIP Growth and Income A
   AIM V. I. High Yield II                                 DWS VIP International
   AIM V. I. International Growth II                        DWS VIP Money Market A (Merged into DWS
   AIM V. I. Large Cap Growth II                               VIP Money Market A II on November 3,
   AIM V. I. Mid Cap Core Equity II                            2006)
   AIM V. I. Money Market II
    AIM V. I. Premier Equity II (Merged into AIM        DWS Variable Series II
       Core Equity II on May 1, 2006)                      DWS VIP Balanced A
   AIM V. I. Technology II                                 DWS VIP Money Market A II
   AIM V. I. Utilities II                                  DWS VIP Small Cap Growth A

AllianceBernstein Variable Product Series Fund          Federated Insurance Series
    AllianceBernstein VPS Growth (Previously known         Federated Prime Money Fund II
       as AllianceBernstein Growth)
    AllianceBernstein VPS Growth & Income               Fidelity Variable Insurance Products Fund
       (Previously known as AllianceBernstein              VIP Contrafund
       Growth & Income)                                    VIP Equity-Income
    AllianceBernstein VPS International Value              VIP Growth
       (Previously known as AllianceBernstein              VIP High Income
       International Value)                                VIP Index 500
    AllianceBernstein VPS Large Cap Growth                 VIP Investment Grade Bond
       (Previously known as AllianceBernstein Large        VIP Overseas
       Cap Growth)
    AllianceBernstein VPS Small/Mid Cap Value           Fidelity Variable Insurance Products Fund
       (Previously known as AllianceBernstein           (Service Class 2)
       Small/Mid Cap Value)                                VIP Asset Manager Growth (Service Class 2)
    AllianceBernstein VPS Utility Income (Previously       VIP Contrafund (Service Class 2)
       known as AllianceBernstein Utility Income)          VIP Equity-Income (Service Class 2)
    AllianceBernstein VPS Value (Previously known          VIP Freedom 2010 Portfolio (Service Class 2)
       as AllianceBernstein Value)                         VIP Freedom 2020 Portfolio (Service Class 2)
                                                           VIP Freedom 2030 Portfolio (Service Class 2)
American Century Variable Portfolios, Inc.                 VIP Freedom Income Portfolio (Service Class 2)
   American Century VP Balanced                            VIP Growth & Income (Service Class 2)
   American Century VP International*                      VIP Growth (Service Class 2)
                                                            VIP Growth Stock Portfolio (Service Class 2)
Dreyfus Socially Responsible Growth Fund, Inc.                 (Previously known as VIP Freedom Growth
   Dreyfus Socially Responsible Growth Fund                    Stock Portfolio (Service Class 2))
                                                           VIP High Income (Service Class 2)
Dreyfus Stock Index Fund                                   VIP Index 500 (Service Class 2)
   Dreyfus Stock Index Fund                                VIP Investment Grade Bond (Service Class 2)
                                                           VIP Mid Cap (Service Class 2)
Dreyfus Variable Investment Fund                           VIP Money Market (Service Class 2)
   VIF Growth & Income                                     VIP Overseas (Service Class 2)
   VIF Money Market
    VIF Small Company Stock (Closed on April 30,
       2007)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products         MFS Variable Insurance Trust (continued)
Trust                                                     MFS Investors Trust
   Franklin Flex Cap Growth Securities                    MFS New Discovery
   Franklin Growth and Income Securities                  MFS Research
   Franklin High Income Sec 2                             MFS Research Bond
   Franklin Income Securities                             MFS Utilities
   Franklin Large Cap Growth Securities
   Franklin Small Cap Value Securities                 MFS Variable Insurance Trust (Service Class)
   Franklin Small-Mid Cap Growth Securities               MFS Emerging Growth (Service Class)
   Franklin U.S. Government                               MFS Investors Trust (Service Class)
   Mutual Discovery                                       MFS New Discovery (Service Class)
   Mutual Shares Securities                               MFS Research (Service Class)
   Templeton Developing Markets Securities                MFS Utilities (Service Class)
   Templeton Foreign Securities
   Templeton Global Income Securities                  Morgan Stanley Variable Investment Series
   Templeton Growth Securities                            Aggressive Equity
                                                          Dividend Growth
Goldman Sachs Variable Insurance Trust                    Equity
   VIT Capital Growth                                     European Growth
   VIT Growth and Income                                  Global Advantage
   VIT Mid Cap Value                                      Global Dividend Growth
    VIT Strategic International Equity (Previously        High Yield
       known as VIT International Equity)                 Income Builder
   VIT Structured Small Cap Equity Fund                   Information (Closed June 23, 2006)
   VIT Structured U.S. Equity Fund                        Limited Duration
                                                          Money Market
Janus Aspen Series                                        Quality Income Plus
   Forty Portfolio                                        S&P 500 Index
                                                          Strategist
Janus Aspen Series (Service Shares)                       Utilities
   Foreign Stock (Service Shares)
   Worldwide Growth (Service Shares)*                  Morgan Stanley Variable Investment Series
                                                       (Class Y Shares)
Lazard Retirement Series, Inc.                            Aggressive Equity (Class Y Shares)
   Emerging Markets                                       Dividend Growth (Class Y Shares)
                                                          Equity (Class Y Shares)
Legg Mason Partners Variable Portfolios I, Inc            European Growth (Class Y Shares)
    Legg Mason Variable All Cap Portfolio I (Merged       Global Advantage (Class Y Shares)
       into Legg Mason Partners Variable                  Global Dividend Growth (Class Y Shares)
       Fundamental Value on April 27, 2007)               High Yield (Class Y Shares)
   Legg Mason Variable Fundamental Value                  Income Builder (Class Y Shares)
   Legg Mason Variable Investors Portfolio I               Information (Class Y Shares) (Closed June 23,
                                                              2006)
Lord Abbett Series Fund                                   Limited Duration (Class Y Shares)
   All Value                                              Money Market (Class Y Shares)
   Bond-Debenture                                         Quality Income Plus (Class Y Shares)
   Growth and Income                                      S&P 500 Index (Class Y Shares)
   Growth Opportunities                                   Strategist (Class Y Shares)
   Mid-Cap Value                                          Utilities (Class Y Shares)

MFS Variable Insurance Trust
   MFS Emerging Growth
   MFS High Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Neuberger & Berman Advisors Management Trust        Putnam Variable Trust (continued)
   AMT Guardian*                                       VT Global Equity
   AMT Mid-Cap Growth                                  VT Growth and Income
   AMT Partners                                        VT Growth Opportunities
                                                       VT Health Sciences
Oppenheimer Variable Account Funds                     VT High Yield
   Oppenheimer Balanced                                VT Income
   Oppenheimer Capital Appreciation                    VT International Equity
   Oppenheimer Core Bond                               VT International Growth and Income
   Oppenheimer Global Securities                       VT International New Opportunities
   Oppenheimer High Income                             VT Investors
   Oppenheimer Main Street                             VT Mid Cap Value
   Oppenheimer Main Street Small Cap Growth            VT Money Market
   Oppenheimer MidCap Fund                             VT New Opportunities
   Oppenheimer Strategic Bond                          VT New Value
                                                       VT OTC & Emerging Growth
Oppenheimer Variable Account Funds (Service            VT Research
Class ("SC"))                                          VT Small Cap Value
   Oppenheimer Balanced (SC)                           VT Utilities Growth and Income
   Oppenheimer Capital Appreciation (SC)               VT Vista
   Oppenheimer Core Bond (SC)                          VT Voyager
   Oppenheimer Global Securities (SC)
   Oppenheimer High Income (SC)                     Rydex Variable Trust
   Oppenheimer Main Street (SC)                        Rydex OTC
   Oppenheimer Main Street Small Cap Growth (SC)
   Oppenheimer MidCap Fund (SC)                     STI Classic Variable Trust
   Oppenheimer Strategic Bond (SC)                      STI Classic Large Cap Core Equity Fund
                                                           (Previously known as STI Large Cap
PIMCO Advisors Variable Insurance Trust                    Relative Value)
   OpCap Balanced                                       STI Classic Large Cap Growth Stock Fund
   OpCap Small Cap                                         (Previously known as STI Capital
                                                           Appreciation)
PIMCO Variable Insurance Trust                          STI International Equity (Merged into Federated
   Foreign Bond                                            Prime Money Fund II on April 27, 2007)
   Money Market                                         STI Investment Grade Bond (Closed on April 27,
   PIMCO Total Return                                      2007)
   PIMCO VIT Commodity Real Return Strategy             STI Large Cap Value Equity STI Mid-Cap Core
    PIMCO VIT Emerging Markets Bond (Admin                 Equity Fund (Previously known as STI
       Shares)                                             Mid-Cap Equity)
   PIMCO VIT Real Return (Advisor Shares)              STI Small Cap Value Equity
   PIMCO VIT Total Return (Advisor Shares)
                                                    The Universal Institutional Funds, Inc.
Putnam Variable Trust                                  Van Kampen UIF Emerging Markets Equity
   VT American Government Income                       Van Kampen UIF Equity Growth
   VT Capital Appreciation                             Van Kampen UIF Fixed Income
   VT Capital Opportunities                            Van Kampen UIF Global Value Equity
   VT Discovery Growth                                 Van Kampen UIF High Yield
   VT Diversified Income                               Van Kampen UIF International Magnum
   VT Equity Income                                    Van Kampen UIF Mid Cap Growth
   VT The George Putnam Fund of Boston                 Van Kampen UIF U.S. Mid Cap Value
   VT Global Asset Allocation                          Van Kampen UIF U.S. Real Estate

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. (Class II)    Van Kampen Life Investment Trust
   Van Kampen UIF Value                                  LIT Comstock
    Van Kampen UIF Emerging Markets Debt                 LIT Government
       (Class II)                                        LIT Money Market
    Van Kampen UIF Emerging Markets Equity               Strat Growth I
       (Class II)
   Van Kampen UIF Equity and Income (Class II)        Van Kampen Life Investment Trust (Class II)
   Van Kampen UIF Equity Growth (Class II)               LIT Aggressive Growth (Class II)
   Van Kampen UIF Global Franchise (Class II)            LIT Comstock (Class II)
   Van Kampen UIF Int'l Growth Equity (Class II)         LIT Growth and Income (Class II)
   Van Kampen UIF Mid Cap Growth (Class II)              LIT Money Market (Class II)
    Van Kampen UIF Small Company Growth                  Strat Growth II
       (Class II)
   Van Kampen UIF U.S. Mid Cap Value (Class II)
   Van Kampen UIF U.S. Real Estate (Class II)

--------
*  Fund was available, but had no assets at December 31, 2007

   The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2.  Summary of Significant Accounting Policies

   Investments--Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   Contracts in payout (annuitization) period--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the variable annuity account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Dividends--Dividends declared by the Funds are recognized on the ex-dividend date.

   Net Realized Gains and Losses--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   Federal Income Taxes--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2007 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase or decrease within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

   Pending accounting standard--In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), which redefines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. Additional disclosures and modifications to current fair value disclosures will be required upon adoption of SFAS No. 157. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. In November 2007, the FASB decided to allow deferral of the effective date of SFAS No. 157 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Account has no nonfinancial assets or nonfinancial liabilities. The adoption of SFAS No. 157 is not expected to have a material effect on the Account's financial statements; however, SFAS No. 157 requires additional disclosures.

3.  Expenses

   Mortality and Expense Risk Charge--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Life guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

   Administrative Expense Charge--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   Contract Maintenance Charge--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   Withdrawal Charge--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

4.  Purchases of Investments

   The cost of purchases of investments for the year ended December 31, 2007 were as follows:

                                                              Purchases
                                                              ----------
       Investments in the Advanced Series Trust Sub-Accounts:
          AST Advanced Strategies (a)........................ $1,299,771
          AST Aggressive Asset Allocation (a)................     53,185
          AST AllianceBernstein Core Value (a)...............      9,570
          AST AllianceBernstein Growth & Income (a)..........     60,110
          AST AllianceBernstein Managed Index 500 (a)........     50,614
          AST American Century Strategic Allocation (a)......    148,046
          AST Balanced Asset Allocation (a)..................  3,889,687
          AST Capital Growth Asset Allocation (a)............  2,870,443
          AST Cohen & Steers Realty (a)......................      7,742
          AST Conservative Asset Allocation (a)..............    750,556
          AST DeAm Large-Cap Value (a).......................      1,221
          AST DeAm Small-Cap Value (a).......................        336
          AST Federated Aggressive Growth (a)................        610
          AST First Trust Balanced Target (a)................  2,647,299
          AST First Trust Capital Appreciation Target (a)....  4,917,561
          AST Goldman Sachs Concentrated Growth (a)..........     10,494
          AST Goldman Sachs Mid-Cap Growth (a)...............      1,906
          AST High Yield (a).................................      1,831
          AST International Growth (a).......................     30,593

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                         Purchases
                                                                        -----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST International Value (a)......................................... $    67,620
   AST JPMorgan International Equity (a)...............................      61,499
   AST Large-Cap Value (a).............................................      20,257
   AST Lord Abbett Bond-Debenture (a)..................................       3,052
   AST Marsico Capital Growth (a)......................................      15,419
   AST MFS Global Equity (a)...........................................      52,596
   AST Mid-Cap Value (a)...............................................       4,174
   AST Money Market (a)................................................      66,392
   AST Neuberger Berman Mid-Cap Growth (a).............................       1,444
   AST Neuberger Berman Mid-Cap Value (a)..............................       2,277
   AST Neuberger Berman Small-Cap Growth (a)...........................         842
   AST PIMCO Total Return Bond (a).....................................     112,534
   AST Preservation Asset Allocation (a)...............................     491,460
   AST Small-Cap Value (a).............................................      30,160
   AST T. Rowe Price Asset Allocation (a)..............................   2,954,556
   AST T. Rowe Price Global Bond (a)...................................       6,080
   AST T. Rowe Price Large-Cap Growth (a)..............................      19,733
   AST T. Rowe Price Natural Resources (a).............................      45,600
   AST UBS Dynamic Alpha (a)...........................................   1,479,179

Investments in the AIM Variable Insurance Funds Sub-Accounts:
   AIM V. I. Basic Balanced............................................   3,821,928
   AIM V. I. Basic Value...............................................   2,967,513
   AIM V. I. Capital Appreciation......................................   2,812,054
   AIM V. I. Capital Development.......................................   3,900,811
   AIM V. I. Core Equity...............................................   5,437,755
   AIM V. I. Diversified Income........................................   3,678,559
   AIM V. I. Government Securities.....................................   3,020,804
   AIM V. I. High Yield................................................   1,541,701
   AIM V. I. International Growth......................................   4,908,687
   AIM V. I. Large Cap Growth..........................................     986,616
   AIM V. I. Mid Cap Core Equity.......................................   2,442,372
   AIM V. I. Money Market..............................................  17,678,553
   AIM V. I. Technology................................................     600,603
   AIM V. I. Utilities.................................................   2,218,953

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
   AIM V. I. Basic Balanced II.........................................      73,885
   AIM V. I. Basic Value II............................................   1,813,905
   AIM V. I. Capital Appreciation II...................................     170,322
   AIM V. I. Capital Development II....................................     241,284
   AIM V. I. Core Equity II............................................     170,704
   AIM V. I. Diversified Income II.....................................      93,060
   AIM V. I. Government Securities II..................................      70,141

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                     Purchases
                                                                                    -----------
Investments in the AIM Variable Insurance Funds Series II Sub-Accounts (continued):
   AIM V. I. High Yield II......................................................... $    93,403
   AIM V. I. International Growth II...............................................     125,915
   AIM V. I. Large Cap Growth II...................................................      12,471
   AIM V. I. Mid Cap Core Equity II................................................     250,516
   AIM V. I. Money Market II.......................................................     728,051
   AIM V. I. Technology II.........................................................      15,217
   AIM V. I. Utilities II..........................................................     238,281

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth (b)................................................   4,157,254
   AllianceBernstein VPS Growth & Income (c).......................................  16,138,579
   AllianceBernstein VPS International Value (d)...................................   8,424,495
   AllianceBernstein VPS Large Cap Growth (e)......................................   3,733,289
   AllianceBernstein VPS Small/Mid Cap Value (f)...................................   5,943,373
   AllianceBernstein VPS Utility Income (g)........................................   2,489,574
   AllianceBernstein VPS Value (h).................................................     727,468

Investments in the American Century Variable Portfolios, Inc Sub-Accounts:
   American Century VP Balanced....................................................       3,581
   American Century VP International...............................................         196

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund........................................       1,213

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund........................................................      69,196

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income.............................................................      26,270
   VIF Money Market................................................................     436,357
   VIF Small Company Stock (i).....................................................      23,490

Investments in the DWS Variable Series I Sub-Accounts:
   DWS VIP Bond A..................................................................     310,587
   DWS VIP Capital Growth A........................................................     185,714
   DWS VIP Global Opportunities....................................................     276,334
   DWS VIP Growth and Income A.....................................................     174,494
   DWS VIP International...........................................................     157,575

--------
(b)Previously known as AllianceBernstein Growth
(c)Previously known as AllianceBernstein Growth & Income
(d)Previously known as AllianceBernstein International Value
(e)Previously known as AllianceBernstein Large Cap Growth
(f)Previously known as AllianceBernstein Small/Mid Cap Value
(g)Previously known as AllianceBernstein Utility Income
(h)Previously known as AllianceBernstein Value
(i)For the period beginning January 1, 2007 and ended April 30, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                              Purchases
                                                                                             -----------
Investments in the DWS Variable Series II Sub-Accounts:
   DWS VIP Balanced A....................................................................... $   114,220
   DWS VIP Money Market A II................................................................     265,474
   DWS VIP Small Cap Growth A...............................................................      42,780

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II (j)........................................................  13,087,338

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund...........................................................................   4,363,045
   VIP Equity-Income........................................................................     536,550
   VIP Growth...............................................................................     457,270
   VIP High Income..........................................................................     669,734
   VIP Index 500............................................................................     821,410
   VIP Investment Grade Bond................................................................     245,249
   VIP Overseas.............................................................................     996,582

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)...............................................       2,383
   VIP Contrafund (Service Class 2).........................................................  57,728,071
   VIP Equity-Income (Service Class 2)......................................................     441,403
   VIP Freedom 2010 Portfolio (Service Class 2).............................................   4,594,700
   VIP Freedom 2020 Portfolio (Service Class 2).............................................   4,912,705
   VIP Freedom 2030 Portfolio (Service Class 2).............................................   1,378,708
   VIP Freedom Income Portfolio (Service Class 2)...........................................   1,679,173
   VIP Growth & Income (Service Class 2)....................................................   2,436,031
   VIP Growth (Service Class 2).............................................................       4,860
   VIP Growth Stock Portfolio (Service Class 2) (k).........................................   1,600,290
   VIP High Income (Service Class 2)........................................................   2,804,984
   VIP Index 500 (Service Class 2)..........................................................   8,019,350
   VIP Investment Grade Bond (Service Class 2)..............................................       1,275
   VIP Mid Cap (Service Class 2)............................................................  12,735,818
   VIP Money Market (Service Class 2).......................................................   6,806,459
   VIP Overseas (Service Class 2)...........................................................      90,381

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities......................................................     993,793
   Franklin Growth and Income Securities....................................................  15,354,120
   Franklin High Income Sec 2...............................................................   2,066,276
   Franklin Income Securities...............................................................  91,366,926
   Franklin Large Cap Growth Securities.....................................................  21,882,992
   Franklin Small Cap Value Securities......................................................  13,107,242
   Franklin Small Mid-Cap Growth Securities.................................................     358,049
   Franklin U.S. Government.................................................................   9,487,278
   Mutual Discovery.........................................................................  17,704,815

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(k)Previously known as VIP Freedom Growth Stock Portfolio (Service Class 2)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                                   Purchases
                                                                                                  -----------
Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts (continued):
   Mutual Shares Securities...................................................................... $48,441,129
   Templeton Developing Markets Securities.......................................................  14,229,085
   Templeton Foreign Securities..................................................................  52,396,133
   Templeton Global Income Securities............................................................     503,633
   Templeton Growth Securities...................................................................     709,456

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Capital Growth............................................................................       2,900
   VIT Growth and Income.........................................................................   3,319,285
   VIT Mid Cap Value.............................................................................   1,489,482
   VIT Strategic International Equity (l)........................................................         787
   VIT Structured Small Cap Equity Fund..........................................................   4,172,879
   VIT Structured U.S. Equity Fund...............................................................   3,019,093

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio...............................................................................         242

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Foreign Stock (Service Shares)................................................................       1,880

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets..............................................................................       3,311

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason Variable All Cap Portfolio I (i)(m)................................................         635
   Legg Mason Variable Fundamental Value Portfolio (m)(n)........................................       8,694
   Legg Mason Variable Investors Portfolio I.....................................................         785

Investments in the Lord Abbett Series Fund Sub-Accounts:
   All Value.....................................................................................   3,563,010
   Bond-Debenture................................................................................  13,897,513
   Growth and Income.............................................................................  16,316,668
   Growth Opportunities..........................................................................   9,364,180
   Mid-Cap Value.................................................................................  16,493,453

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Emerging Growth...........................................................................      26,505
   MFS High Income...............................................................................     186,504
   MFS Investors Trust...........................................................................     115,947
   MFS New Discovery.............................................................................     525,989
   MFS Research..................................................................................      13,856
   MFS Research Bond.............................................................................     178,417
   MFS Utilities.................................................................................     177,655

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007
(l)Previously known as VIT International Equity
(m)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value
(n)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                             Purchases
                                                                                            -----------

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Emerging Growth (Service Class)..................................................... $     6,718
   MFS Investors Trust (Service Class).....................................................      21,434
   MFS New Discovery (Service Class).......................................................      71,809
   MFS Research (Service Class)............................................................       4,836
   MFS Utilities (Service Class)...........................................................     322,566

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity.......................................................................     672,203
   Dividend Growth.........................................................................   6,544,283
   Equity..................................................................................   3,412,168
   European Growth.........................................................................   4,628,903
   Global Advantage........................................................................   1,005,203
   Global Dividend Growth..................................................................  19,456,190
   High Yield..............................................................................   2,172,879
   Income Builder..........................................................................   3,681,817
   Limited Duration........................................................................   3,629,440
   Money Market............................................................................  46,571,594
   Quality Income Plus.....................................................................  16,636,009
   S&P 500 Index...........................................................................   3,459,958
   Strategist..............................................................................  33,225,379
   Utilities...............................................................................  17,971,168

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares)......................................................   1,945,193
   Dividend Growth (Class Y Shares)........................................................   3,510,403
   Equity (Class Y Shares).................................................................   2,130,879
   European Growth (Class Y Shares)........................................................   2,202,679
   Global Advantage (Class Y Shares).......................................................     553,535
   Global Dividend Growth (Class Y Shares).................................................  11,044,104
   High Yield (Class Y Shares).............................................................   2,218,721
   Income Builder (Class Y Shares).........................................................   4,668,094
   Limited Duration (Class Y Shares).......................................................  13,066,527
   Money Market (Class Y Shares)...........................................................  71,744,078
   Quality Income Plus (Class Y Shares)....................................................  24,141,899
   S&P 500 Index (Class Y Shares)..........................................................   6,839,133
   Strategist (Class Y Shares).............................................................  14,862,525
   Utilities (Class Y Shares)..............................................................   5,837,298

Investments in the Neuberger & Berman Advisors Management Trust Sub-Accounts:
   AMT Mid-Cap Growth......................................................................          --
   AMT Partners............................................................................      16,599

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced....................................................................     920,906
   Oppenheimer Capital Appreciation........................................................     430,456
   Oppenheimer Core Bond...................................................................     292,772

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                            Purchases
                                                                                           -----------
Investments in the Oppenheimer Variable Account Funds Sub-Accounts (continued):
   Oppenheimer Global Securities.......................................................... $ 1,974,544
   Oppenheimer High Income................................................................     201,955
   Oppenheimer Main Street................................................................     180,028
   Oppenheimer Main Street Small Cap Growth...............................................     322,853
   Oppenheimer MidCap Fund................................................................      55,021
   Oppenheimer Strategic Bond.............................................................   1,696,291

Investments in the Oppenheimer Variable Account Funds (Service Class ("SC")) Sub-Accounts:
   Oppenheimer Balanced (SC)..............................................................   7,213,725
   Oppenheimer Capital Appreciation (SC)..................................................   6,987,626
   Oppenheimer Core Bond (SC).............................................................  28,802,119
   Oppenheimer Global Securities (SC).....................................................  13,049,818
   Oppenheimer High Income (SC)...........................................................   7,009,744
   Oppenheimer Main Street (SC)...........................................................  12,578,181
   Oppenheimer Main Street Small Cap Growth (SC)..........................................   7,601,354
   Oppenheimer MidCap Fund (SC)...........................................................   2,715,674
   Oppenheimer Strategic Bond (SC)........................................................  18,432,873

Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts:
   OpCap Balanced.........................................................................         899
   OpCap Small Cap........................................................................         495

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond...........................................................................         652
   Money Market...........................................................................      17,319
   PIMCO Total Return.....................................................................       2,541
   PIMCO VIT Commodity Real Return Strategy...............................................     882,412
   PIMCO VIT Emerging Markets Bond (Admin Shares).........................................     631,504
   PIMCO VIT Real Return (Advisor Shares).................................................   8,810,375
   PIMCO VIT Total Return (Advisor Shares)................................................  13,906,546

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income..........................................................   6,478,911
   VT Capital Appreciation................................................................   2,758,285
   VT Capital Opportunities...............................................................   3,964,704
   VT Discovery Growth....................................................................   2,992,508
   VT Diversified Income..................................................................   8,694,461
   VT Equity Income.......................................................................   8,875,876
   VT The George Putnam Fund of Boston....................................................  35,645,060
   VT Global Asset Allocation.............................................................  11,531,820
   VT Global Equity.......................................................................   5,207,767
   VT Growth and Income...................................................................  96,007,420
   VT Growth Opportunities................................................................   1,370,763
   VT Health Sciences.....................................................................   2,075,467
   VT High Yield..........................................................................  15,706,902
   VT Income..............................................................................  29,605,053
   VT International Equity................................................................  86,411,795

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                     Purchases
                                                                                    ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT International Growth and Income.............................................. $ 21,790,152
   VT International New Opportunities..............................................    5,724,030
   VT Investors....................................................................    5,340,509
   VT Mid Cap Value................................................................    4,969,132
   VT Money Market.................................................................  129,884,567
   VT New Opportunities............................................................    1,612,702
   VT New Value....................................................................   39,119,280
   VT OTC & Emerging Growth........................................................    2,317,863
   VT Research.....................................................................    1,536,519
   VT Small Cap Value..............................................................   22,711,123
   VT Utilities Growth and Income..................................................    4,542,819
   VT Vista........................................................................    1,562,134
   VT Voyager......................................................................    5,138,128

Investments in the Rydex Variable Trust Sub-Accounts:
   Rydex OTC.......................................................................        1,151

Investments in the STI Classic Variable Trust Sub-Accounts:
   STI Classic Large Cap Core Equity Fund (o)......................................      855,982
   STI Classic Large Cap Growth Stock Fund (p).....................................    1,438,974
   STI International Equity (q)....................................................      753,472
   STI Investment Grade Bond (q)...................................................      385,839
   STI Large Cap Value Equity......................................................      902,297
   STI Mid-Cap Core Equity Fund (r)................................................    1,326,583
   STI Small Cap Value Equity......................................................    2,861,211

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Emerging Markets Equity..........................................   14,918,033
   Van Kampen UIF Equity Growth....................................................    3,940,266
   Van Kampen UIF Fixed Income.....................................................       75,269
   Van Kampen UIF Global Value Equity..............................................       12,000
   Van Kampen UIF High Yield.......................................................        1,063
   Van Kampen UIF International Magnum.............................................    9,572,940
   Van Kampen UIF Mid Cap Growth...................................................    5,895,431
   Van Kampen UIF U.S. Mid Cap Value...............................................   20,709,709
   Van Kampen UIF U.S. Real Estate.................................................    9,492,963
   Van Kampen UIF Value............................................................       31,115

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II).................................    6,190,817
   Van Kampen UIF Emerging Markets Equity (Class II)...............................    7,692,274
   Van Kampen UIF Equity and Income (Class II).....................................   16,469,829

--------
(o)Previously known as STI Large Cap Relative Value
(p)Previously known as STI Capital Appreciation
(q)For the period beginning January 1, 2007 and ended April 27, 2007
(r)Previously known as STI Mid-Cap Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                                  Purchases
                                                                                                --------------
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts (continued):
   Van Kampen UIF Equity Growth (Class II)..................................................... $    1,532,337
   Van Kampen UIF Global Franchise (Class II)..................................................     27,370,115
   Van Kampen UIF Int'l Growth Equity (Class II)...............................................      1,872,729
   Van Kampen UIF Mid Cap Growth (Class II)....................................................     16,571,655
   Van Kampen UIF Small Company Growth (Class II)..............................................      4,169,979
   Van Kampen UIF U.S. Mid Cap Value (Class II)................................................     16,912,843
   Van Kampen UIF U.S. Real Estate (Class II)..................................................     29,427,425

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
   LIT Comstock................................................................................      8,508,277
   LIT Government..............................................................................        160,584
   LIT Money Market............................................................................      1,950,355
   Strat Growth I..............................................................................      1,086,730

Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Aggressive Growth (Class II)............................................................      3,036,968
   LIT Comstock (Class II).....................................................................     29,056,786
   LIT Growth and Income (Class II)............................................................     19,991,254
   LIT Money Market (Class II).................................................................     25,083,181
   LIT Strat Growth II.........................................................................      4,692,679
                                                                                                --------------
                                                                                                $1,935,418,164
                                                                                                ==============

5.  Financial Highlights

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

Items in the following table are notated as follows:

    * Investment Income Ratio--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** Expense Ratio--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***Total Return--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts:
   AST Advanced Strategies (a)
   2007..............  118    $10.44 - 10.51     $1,239        0.18%       1.00 - 2.65%      4.42 -   5.15%

   AST Aggressive Asset Allocation (a)
   2007..............    5     10.32 - 10.39         54        0.27        1.00 - 2.65       3.17 -   3.89

   AST AllianceBernstein Core Value (a)
   2007..............    1      9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST AllianceBernstein Growth & Income (a)
   2007..............    5     10.17 - 10.24         48        1.48        1.00 - 2.65       1.66 -   2.37

   AST AllianceBernstein Managed Index 500 (a)
   2007..............    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST American Century Income & Growth (a)
   2007..............  < 1      9.52 -  9.59         --        0.00        1.00 - 2.65      -4.80 -  -4.13

   AST American Century Strategic Allocation (a)
   2007..............   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

   AST Balanced Asset Allocation (a)
   2007..............  348     10.39 - 10.46      3,631        0.51        1.00 - 2.65       3.91 -   4.64

   AST Capital Growth Asset Allocation (a)
   2007..............  256     10.38 - 10.45      2,666        0.33        1.00 - 2.65       3.76 -   4.49

   AST Cohen & Steers Realty (a)
   2007..............    1      9.33 -  9.39          8        0.00        1.00 - 2.65      -6.71 -  -6.05

   AST Conservative Asset Allocation (a)
   2007..............   64     10.40 - 10.47        669        0.43        1.00 - 2.65       4.01 -   4.74

   AST DeAm Large-Cap Value (a)
   2007..............  < 1      9.77 -  9.84          1        0.00        1.00 - 2.65      -2.26 -  -1.58

   AST DeAm Small-Cap Value (a)
   2007..............  < 1      8.80 -  8.86        < 1        0.00        1.00 - 2.65     -11.40 - -12.12

   AST Federated Aggressive Growth (a)
   2007..............  < 1     10.17 - 10.24          1        0.00        1.00 - 2.65       1.73 -   2.45

   AST First Trust Balanced Target (a)
   2007..............  238     10.39 - 10.46      2,479        0.46        1.00 - 2.65       3.86 -   4.58

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST First Trust Capital Appreciation Target (a)
   2007.............  441    $10.52 - 10.60     $4,653        0.19%       1.00 - 2.65%     5.22 -   5.95%

   AST Goldman Sachs Concentrated Growth (a)
   2007.............  < 1     10.37 - 10.44         10        0.00        1.00 - 2.65      3.68 -   4.41

   AST Goldman Sachs Mid-Cap Growth (a)
   2007.............  < 1     10.38 - 10.46          2        0.00        1.00 - 2.65      3.84 -   4.57

   AST High Yield (a)
   2007.............  < 1     10.48 - 10.56          2        0.00        1.00 - 2.65      4.83 -   5.56

   AST International Growth (a)
   2007.............    2     11.03 - 11.10         24        0.62        1.00 - 2.65     10.26 -  11.03

   AST International Value (a)
   2007.............    5     10.43 - 10.50         57        1.16        1.00 - 2.65      4.31 -   5.04

   AST JPMorgan International Equity (a)
   2007.............    5     10.30 - 10.37         51        2.13        1.00 - 2.65      3.02 -   3.74

   AST Large-Cap Value (a)
   2007.............    2      9.52 -  9.59         19        1.34        1.00 - 2.65     -4.78 -  -4.11

   AST Lord Abbett Bond Debenture (a)
   2007.............  < 1     10.36 - 10.43          3        0.00        1.00 - 2.65      3.57 -   4.29

   AST Marsico Capital Growth (a)
   2007.............    1     10.78 - 10.86         15        0.23        1.00 - 2.65      7.83 -   8.58

   AST MFS Global Equity (a)
   2007.............    1     10.39 - 10.46          8       21.72        1.00 - 2.65      3.91 -   4.63

   AST MFS Growth (a)
   2007.............  < 1     10.72 - 10.80         --        0.00        1.00 - 2.65      7.22 -   7.97

   AST Mid-Cap Value (a)
   2007.............  < 1      9.71 -  9.78          4        0.00        1.00 - 2.65     -2.89 -  -2.21

   AST Money Market (a)
   2007.............    7     10.09 - 10.16         66        0.30        1.00 - 2.65      0.89 -   1.60

   AST Neuberger Berman Mid-Cap Growth (a)
   2007.............  < 1     10.46 - 10.53          1        0.00        1.00 - 2.65      4.60 -   5.33

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Neuberger Berman Mid-Cap Value (a)
   2007...............   < 1   $ 9.99 - 10.05    $     2       0.00%        1.00 - 2.65%     -0.15 -  0.55%

   AST Neuberger Berman Small-Cap Growth (a)
   2007...............   < 1    11.19 - 11.27          1       0.00         1.00 - 2.65      11.93 - 12.72

   AST PIMCO Limited Maturity Bond (a)
   2007...............   < 1    10.30 - 10.37         --       0.00         1.00 - 2.65       3.02 -  3.75

   AST PIMCO Total Return Bond (a)
   2007...............     6    10.56 - 10.64         67       6.10         1.00 - 2.65       5.62 -  6.36

   AST Preservation Asset Allocation (a)
   2007...............    46    10.45 - 10.52        481       0.37         1.00 - 2.65       4.52 -  5.25

   AST Small-Cap Growth (a)
   2007...............   < 1     9.83 -  9.90         --       0.00         1.00 - 2.65      -1.69 - -1.00

   AST Small-Cap Value (a)
   2007...............     2     9.42 -  9.48         22       1.62         1.00 - 2.65      -5.84 - -5.18

   AST T. Rowe Price Asset Allocation (a)
   2007...............   276    10.16 - 10.23      2,811       1.66         1.00 - 2.65       1.62 -  2.33

   AST T. Rowe Price Global Bond (a)
   2007...............     1    10.57 - 10.64          6       0.00         1.00 - 2.65       5.68 -  6.42

   AST T. Rowe Price Large-Cap Growth (a)
   2007...............     2    10.04 - 10.11         19       0.14         1.00 - 2.65       0.37 -  1.07

   AST T. Rowe Price Natural Resources (a)
   2007...............     4    11.59 - 11.67         44       0.80         1.00 - 2.65      15.93 - 16.74

   AST UBS Dynamic Alpha (a)
   2007...............   144     9.65 -  9.72      1,395       1.34         1.00 - 2.65      -3.46 - -2.78

Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts:
   AIM V. I. Aggressive Growth
   2006 (s)...........    --      N/A - N/A           --       0.00                  --        N/A - N/A
   2005............... 2,454     9.23 - 12.43     26,951       0.00         1.10 - 1.85       3.79 -  4.59
   2004............... 2,810     8.89 -  9.06     29,360       0.00         1.35 - 1.85       9.74 - 10.29
   2003............... 3,183     8.11 -  8.22     30,014       0.00         1.35 - 1.85      24.33 - 24.97

--------
(a)For the period beginning July 30, 2007 and ended December 31, 2007
(s)On May 1, 2006 AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                             At December 31,                    For the year ended December 31,
                   ----------------------------------- ------------------------------------------------
                            Accumulation                                  Expense            Total
                   Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                   (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AIM Variable
  Insurance Funds
  Sub-Accounts
  (continued):
   AIM V. I. Basic Balanced
   2007...........  3,322  $11.41 - 12.78    $ 39,458      2.82%        1.10 - 1.75%      0.41 -  1.08%
   2006...........  4,171   10.00 - 12.65      49,293      1.80         1.10 - 1.85       8.51 -  9.35
   2005...........  5,030    9.21 - 11.57      54,653      1.36         1.10 - 1.85       3.35 -  4.14
   2004...........  5,868    8.91 - 10.52      61,381      1.36         1.15 - 1.85       5.53 -  6.29
   2003...........  6,229    8.45 -  9.90      61,441      1.93         1.15 - 1.85      14.21 - 15.03

   AIM V. I. Basic Value
   2007...........  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -  0.43
   2006...........  2,172   14.22 - 14.68      31,399      0.37         1.10 - 1.70      11.30 - 11.97
   2005...........  2,572   12.78 - 13.11      33,202      0.09         1.10 - 1.70       3.96 -  4.58
   2004...........  2,711   10.80 - 10.80      33,661      0.00         1.50 - 1.50       8.03 -  8.03
   2003...........  2,385   11.26 - 11.41      27,024      0.04         1.10 - 1.70      31.38 - 32.17

   AIM V. I. Blue Chip
   2006 (t).......     --     N/A - N/A            --      0.24         1.70 - 1.70        N/A - N/A
   2005...........  3,256    6.31 -  6.50      20,821      0.54         1.10 - 1.70       1.76 -  2.37
   2004...........  3,828    6.20 -  6.35      23,985      0.10         1.10 - 1.70       2.91 -  3.53
   2003...........  4,128    6.03 -  6.13      25,059      0.00         1.10 - 1.70      23.04 - 23.78

   AIM V. I. Capital Appreciation
   2007........... 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 - 11.23
   2006 (s)(u)(v). 18,508    8.01 - 11.78     195,354      0.07         0.70 - 2.30       3.89 -  5.56
   2005........... 11,585    7.59 - 11.34     116,355      0.06         0.70 - 2.30       6.34 -  8.08
   2004........... 13,758    7.02 - 10.66     130,812      0.00         0.70 - 2.30       4.17 -  5.88
   2003........... 15,663    6.63 - 10.23     144,505      0.00         0.70 - 2.30      26.54 - 28.62

   AIM V. I. Capital Development
   2007...........  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -  9.63
   2006...........  1,448   13.09 - 18.48      24,596      0.00         1.10 - 1.70      14.56 - 15.25
   2005...........  1,693   11.42 - 16.04      25,091      0.00         1.10 - 1.70       7.76 -  8.41
   2004...........  1,701   10.60 - 14.79      23,186      0.00         1.10 - 1.70      13.55 - 14.24
   2003...........  1,672    9.34 - 12.95      19,887      0.00         1.10 - 1.70      33.08 - 33.88

--------
(s)On May 1, 2006 AIM V. I. Aggressive Growth merged into AIM V. I. Capital Appreciation
(t)On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(u)On November 3, 2006 AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(v)On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                             At December 31,                    For the year ended December 31,
                   ----------------------------------- ------------------------------------------------
                            Accumulation                                  Expense            Total
                   Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                   (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AIM Variable
  Insurance Funds
  Sub-Accounts
  (continued):
   AIM V. I. Core Equity
   2007........... 13,757  $11.37 - 11.66    $194,919      1.03%        0.70 - 2.20%      5.75 -  7.36%
   2006 (w)....... 17,451   10.76 - 10.86     232,391      0.74         0.70 - 2.20       7.56 -  8.65
   2005...........  8,733    9.47 - 11.54     106,417      1.40         1.10 - 1.85       3.37 -  4.16
   2004........... 10,304    8.59 -  8.77     122,558      0.96         1.25 - 1.65       7.19 -  7.62
   2003........... 11,986    8.01 -  8.15     133,799      0.99         1.25 - 1.65      22.39 - 22.88

   AIM V. I. Demographic Trends
   2006 (u).......     --     N/A - N/A            --      0.00                  --        N/A - N/A
   2005...........  1,839    5.47 -  5.56       9,996      0.00         1.10 - 1.70       4.42 -  5.05
   2004...........  2,399   12.01 - 12.01      12,449      0.00         1.50 - 1.50       6.63 -  6.63
   2003...........  2,638   11.27 - 11.27      12,838      0.00         1.50 - 1.50      35.41 - 35.41

   AIM V. I. Diversified Income
   2007...........  1,495   11.58 - 11.74      18,045      6.76         1.10 - 1.85      -0.17 -  0.61
   2006...........  1,872   11.60 - 11.67      22,591      5.61         1.10 - 1.85       2.55 -  3.34
   2005...........  2,286   11.30 - 11.31      26,844      5.89         1.10 - 1.85       1.00 -  1.78
   2004...........  2,591   11.38 - 11.51      30,207      5.86         1.25 - 1.45       3.52 -  3.73
   2003...........  2,854   11.00 - 11.09      32,380      7.09         1.25 - 1.45       7.67 -  7.88

   AIM V. I. Government Securities
   2007...........  1,660   12.82 - 13.87      22,709      3.74         1.10 - 1.70       4.54 -  5.17
   2006...........  1,951   12.27 - 13.19      25,477      3.52         1.10 - 1.70       1.81 -  2.42
   2005...........  2,587   12.05 - 12.88      33,125      2.90         1.10 - 1.70      -0.05 -  0.55
   2004...........  3,234   11.81 - 12.39      41,389      3.54         1.15 - 1.65       0.89 -  1.39
   2003...........  4,156   11.70 - 12.22      52,569      2.41         1.15 - 1.65     -0.58 -  -0.09

   AIM V. I. Growth
   2006 (v).......     --     N/A - N/A            --      0.00         1.10 - 1.37        N/A - N/A
   2005........... 10,078    5.53 -  8.50      74,629      0.00         0.70 - 2.20       5.15 -  6.73
   2004........... 11,996    5.19 -  8.08      84,294      0.00         0.70 - 2.20       5.87 -  7.47
   2003........... 13,667    4.83 -  7.63      91,409      0.00         0.70 - 2.20      28.39 - 30.32

--------
(u)On November 3, 2006 AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation
(v)On May 1, 2006, AIM V. I. Growth merged into AIM V. I. Capital Appreciation
(w)On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                             At December 31,                    For the year ended December 31,
                   ----------------------------------- ------------------------------------------------
                            Accumulation                                  Expense            Total
                   Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                   (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AIM Variable
  Insurance Funds
  Sub-Accounts
  (continued):
   AIM V. I. High Yield
   2007...........    950  $10.83 - 13.00    $ 10,238      6.51%        1.10 - 1.85%    -0.64 -   0.13%
   2006...........  1,225   10.81 - 13.08      13,245      7.66         1.10 - 1.85      8.69 -   9.53
   2005...........  1,578    9.87 - 12.03      15,601      8.13         1.10 - 1.85      0.82 -   1.60
   2004...........  1,993   10.98 - 11.94      19,434      2.86         1.15 - 1.85      9.19 -   9.98
   2003...........  2,276    9.99 - 10.93      20,211      7.73         1.15 - 1.85     25.67 -  26.58

   AIM V. I. International Growth
   2007...........  3,092   17.75 - 17.90      58,800      0.40         1.10 - 1.85     12.59 -  13.46
   2006...........  3,717   15.76 - 15.78      62,827      1.01         1.10 - 1.85     25.87 -  26.83
   2005...........  3,971   12.44 - 12.52      53,896      0.66         1.10 - 1.85     16.64 -  25.24
   2004...........  3,969   10.37 - 10.60      47,559      0.64         1.25 - 1.65     21.98 -  22.47
   2003...........  4,237    8.50 -  8.65      42,319      0.52         1.25 - 1.65      26.95 - 27.46

   AIM V. I. Large Cap Growth
   2007...........  1,448   12.58 - 12.70      18,302      0.03         1.10 - 1.70     13.68 -  14.37
   2006 (t)(x)....  1,721   11.07 - 11.11      19,086      0.33          1.10 -1.70     10.69 -  11.06

   AIM V. I. Mid Cap Core Equity
   2007...........  1,440   13.23 - 17.98      23,624      0.20         1.10 - 2.20      7.15 -   8.34
   2006...........  1,898   12.35 - 16.59      28,749      0.91         1.10 - 2.20      8.83 -  10.03
   2005...........  2,172   11.35 - 15.08      30,351      0.55         1.10 - 2.20      5.29 -   6.44
   2004...........  1,876   10.78 - 10.84      25,617      0.40         1.28 - 2.20      7.76 -   8.43
   2003...........  1,375   12.42 - 12.58      17,193      0.00         1.10 - 1.70     25.17 -  25.92

   AIM V. I. Money Market
   2007...........  1,818   10.80 - 12.17      21,740      4.55         1.10 - 1.70      2.77 -   3.39
   2006...........  1,821   10.51 - 11.77      21,080      4.26         1.10 - 1.70      2.52 -   3.14
   2005...........  1,793   10.25 - 11.42      20,186      2.40         1.10 - 1.70      0.79 -   1.40
   2004...........  2,239   10.17 - 11.26      25,037      0.63         1.10 - 1.70     -1.01 -  -0.41
   2003...........  3,415   10.27 - 11.30      38,378      0.60         1.10 - 1.70     -1.12 -  -0.52

   AIM V. I. Premier Equity
   2006 (w).......     --     N/A - N/A            --      1.02         1.30 - 1.95        N/A - N/A
   2005........... 15,763    7.16 -  8.34     145,943      0.77         0.70 - 2.20      3.36 -   4.92
   2004........... 19,269    6.82 - 10.04     172,357      0.43         0.70 - 2.20      3.45 -   5.03
   2003........... 23,027    6.49 -  7.80     199,189      0.29         0.70 - 2.20     22.36 -  24.21

--------
(t)On June 12, 2006, AIM V. I. Blue Chip merged into AIM V. I. Large Cap Growth
(w)On May 1, 2006, AIM V. I. Premier Equity merged into AIM V. I. Core Equity
(x)For the period beginning June 12, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation
                       Units     Unit Value     Net Assets  Investment    Expense Ratio**   Total Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Sub-Accounts
  (continued):
   AIM V. I. Technology
   2007...............   375   $12.79 - 13.08    $ 4,858       0.00%        1.10 - 1.70%      5.88 -  6.52%
   2006...............   453    12.08 - 12.28      5,519       0.00         1.10 - 1.70       8.62 -  9.28
   2005...............   536    11.12 - 11.23      5,997       0.00         1.10 - 1.70       0.47 -  1.06
   2004 (ai)..........   657    11.07 - 11.12      7,295       0.00         1.10 - 1.70      10.71 - 11.17

   AIM V. I. Utilities
   2007...............   668    20.52 - 20.98     13,859       1.78         1.10 - 1.70      18.60 - 19.32
   2006...............   842    17.30 - 17.58     14,683       3.26         1.10 - 1.70      23.35 - 24.09
   2005...............   999    14.02 - 14.17     14,081       2.50         1.10 - 1.70      14.87 - 15.56
   2004 (ai)..........   948    12.24 - 12.24     11,603       0.00         1.35 - 1.37      22.36 - 22.38

Investments in the AIM
  Variable Insurance
  Funds Series II
  Sub-Accounts:

   AIM V. I. Aggressive Growth II
   2006 (y)...........    --      N/A - N/A           --       0.00            -- - --         N/A - N/A
   2005...............    56    11.19 - 11.51        633       0.00         1.30 - 2.00       3.44 -  4.18
   2004...............    54    10.82 - 11.05        594       0.00         1.30 - 2.00       9.24 - 10.02
   2003...............    55     9.90 - 10.04        549       0.00         1.30 - 2.00      23.82 - 24.71

   AIM V. I. Basic Balanced II
   2007...............   160    10.88 - 11.41      1,797       2.77         1.30 - 2.10       0.19 -  0.62
   2006...............   173    10.90 - 11.34      1,938       1.59         1.30 - 2.10       7.98 -  8.84
   2005...............   204    10.10 - 10.42      2,103       1.22         1.30 - 2.10       2.84 -  3.65
   2004...............   218     9.82 - 10.05      2,174       1.46         1.30 - 2.10       4.99 -  5.85
   2003...............   183     9.35 -  9.50      1,730       2.99         1.30 - 2.10      -6.50 - 14.64

   AIM V. I. Basic Value II
   2007............... 1,260    15.43 - 16.41     19,438       0.33         1.29 - 2.59      -1.28 -  0.05
   2006............... 1,431    15.63 - 16.40     22,198       0.12         1.29 - 2.59      10.02 - 11.49
   2005............... 1,573    14.20 - 14.71     21,968       0.00         1.29 - 2.59       2.71 -  4.07
   2004............... 1,550    13.83 - 14.14     20,868       0.00         1.29 - 2.59       7.97 -  9.41
   2003...............   825    12.81 - 12.92      9,910       0.00         1.29 - 2.59      28.08 - 29.22

   AIM V. I. Blue Chip II
   2006 (z)...........    --      N/A - N/A           --       0.00            -- - --         N/A - N/A
   2005...............   106     9.67 -  9.98      1,044       0.33         1.30 - 2.10       1.14 -  1.95
   2004...............   112     9.56 -  9.78      1,085       0.00         1.30 - 2.10       2.09 -  2.93
   2003...............   100     9.36 -  9.51        951       0.00         1.30 - 2.10      -6.40 - 23.19

--------
(y)On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(z)On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(ai)For the period beginning April 30, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                   For the year ended December 31,
                        ----------------------------------- ----------------------------------------------
                                 Accumulation                                  Expense      Total Return***
                        Units     Unit Value     Net Assets  Investment        Ratio**          Lowest
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest   to Highest
                        ------ ----------------- ---------- ------------- ----------------- ---------------
Investments in the AIM
  Variable Insurance
  Funds Series II Sub-
  Accounts (continued):
   AIM V. I. Capital Appreciation II
   2007................  546    $14.98 - 15.93     $7,992        0.00%       1.29 - 2.59%     8.82 - 10.28%
   2006 (y)(aa)(ab)....  620     13.76 - 14.45      8,274        0.00        1.29 - 2.59      3.32 -  4.69
   2005................  570     13.32 - 13.80      7,538        0.00        1.29 - 2.59      5.77 -  7.18
   2004................  629     12.59 - 12.88      7,748        0.00        1.29 - 2.59      3.58 -  4.96
   2003................  463     12.16 - 12.27      5,418        0.00        1.29 - 2.59     21.60 - 22.68

   AIM V. I. Capital Development II
   2007................   47     15.19 - 15.85        733        0.00        1.30 - 2.00      8.35 -  9.11
   2006................   41     14.02 - 14.52        592        0.00        1.30 - 2.00     13.96 - 14.76
   2005................   42     12.30 - 12.65        523        0.00        1.30 - 2.00      7.09 -  7.86
   2004................   36     11.49 - 11.73        421        0.00        1.30 - 2.00     12.96 - 13.77
   2003................   31     10.17 - 10.31        319        0.00        1.30 - 2.00     32.35 - 33.29

   AIM V. I. Core Equity II
   2007................  389     11.25 - 11.50      4,618        0.90        1.29 - 2.59      5.07 -  6.48
   2006 (ac)...........  474     10.71 - 10.80      5,296        0.94        1.29 - 2.59      7.09 -  8.04
   2005................   43     11.01 - 11.33        478        1.23        1.30 - 2.00      2.99 -  3.72
   2004................   45     10.69 - 10.92        491        0.90        1.30 - 2.00      6.50 -  7.26
   2003................   35     10.04 - 10.18        357        1.26        1.30 - 2.00     21.67 - 22.54

   AIM V. I. Demographic Trends II
   2006 (aa)...........   --       N/A - N/A           --        0.00        0.00 - 0.00       N/A - N/A
   2005................   30      9.82 - 10.10        303        0.00        1.30 - 2.00      3.96 -  4.70
   2004................   31      9.45 -  9.65        301        0.00        1.30 - 2.00      5.74 -  6.50
   2003................   33      8.93 -  9.06        297        0.00        1.30 - 2.00    -10.67 - 35.52

   AIM V. I. Diversified Income II
   2007................   46     11.10 - 11.64        528        7.08        1.30 - 2.10     -0.61 -  0.20
   2006................   48     11.16 - 11.61        552        5.03        1.30 - 2.10      2.01 -  2.83
   2005................   66     10.94 - 11.29        732        5.93        1.30 - 2.10      0.55 -  1.35
   2004................   69     10.88 - 11.14        758        6.48        1.30 - 2.10      2.50 -  3.33
   2003................   53     10.62 - 10.78        567       10.25        1.30 - 2.10      6.18 -  7.60

--------
(y)On May 1, 2006, AIM V. I. Aggressive Growth II merged into AIM V. I. Capital Appreciation II
(aa) On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II
(ab) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II
(ac) On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the AIM
  Variable Insurance
  Funds Series II Sub-
  Accounts (continued):
   AIM V. I. Government Securities II
   2007................   95    $11.04 - 11.59     $1,089        3.33%       1.30 - 2.10%     3.89 -   4.73%
   2006................  124     10.63 - 11.06      1,362        2.90        1.30 - 2.10      1.14 -   1.95
   2005................  202     10.51 - 10.85      2,177        2.87        1.30 - 2.10     -0.67 -   0.10
   2004................  224     10.58 - 10.84      2,411        3.52        1.30 - 2.10       0.12 -  0.94
   2003................  224     10.57 - 10.74      2,401        2.56        1.30 - 2.10      -0.39 -  5.68

   AIM V. I. Growth II
   2006 (ab)...........   --       N/A - N/A           --        0.00        0.00 - 0.00        N/A - N/A
   2005................   32      9.62 -  9.90        312        0.00        1.30 - 2.00       5.02 -  5.78
   2004................   37      9.16 -  9.36        345        0.00        1.30 - 2.00       5.84 -  6.60
   2003................   40      8.66 -  8.78        351        0.00        1.30 - 2.00      28.26 - 29.18

   AIM V. I. High Yield II
   2007................   47     13.58 - 14.15        651        6.61        1.30 - 2.00      -1.00 - -0.30
   2006................   52     13.71 - 14.20        732        7.55        1.30 - 2.00       8.23 -  8.99
   2005................   64     12.67 - 13.03        830        8.84        1.30 - 2.00       0.40 -  1.11
   2004................   65     12.62 - 12.88        836        3.17        1.30 - 2.00       8.91 -  9.69
   2003................   52     11.59 - 11.74        613       10.77        1.30 - 2.00      25.33 - 26.23

   AIM V. I. International Growth II
   2007................   78     20.31 - 21.31      1,636        0.39        1.30 - 2.10      12.06 - 12.96
   2006................   86     18.12 - 18.87      1,593        1.08        1.30 - 2.10      26.23 - 81.20
   2005................   66     14.53 - 14.95        973        0.64        1.30 - 2.00      15.36 - 16.18
   2004................   56     12.59 - 12.87        710        0.59        1.30 - 2.00      21.23 - 22.10
   2003................   37     10.39 - 10.54        392        0.51        1.30 - 2.00      3.88 -  26.93

   AIM V. I. Large Cap Growth II
   2007................   88     12.46 - 12.62      1,106        0.00        1.30 - 2.10      12.89 - 13.80
   2006 (x)(z).........   95     11.04 - 11.09      1,047        0.00        1.30 - 2.10      10.40 - 10.89

   AIM V. I. Mid Cap Core Equity II
   2007................  488     12.98 - 13.55      6,739        0.05        1.29 - 2.44       6.60 -  7.87
   2006................  545     12.17 - 12.56      6,990        0.67        1.29 - 2.44      8.28 -   9.55
   2005................  637     11.24 - 11.46      7,457        0.37        1.29 - 2.44      4.66 -   5.89
   2004................  375     10.74 - 10.83      4,239        0.04        1.29 - 2.44      7.41 -   8.26
   2003................  130     10.84 - 10.99      1,419        0.00        1.30 - 2.00      24.52 - 25.41

--------
(x)For the period beginning June 12, 2006 and ended December 31, 2006
(z)On June 12, 2006, AIM V. I. Blue Chip II merged into AIM V. I. Large Cap Growth II
(ab) On May 1, 2006, AIM V. I. Growth II merged into AIM V. I. Capital Appreciation II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                  For the year ended December 31,
                           ----------------------------------- ---------------------------------------------
                                    Accumulation               Investment      Expense            Total
                           Units     Unit Value     Net Assets   Income        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the AIM
  Variable Insurance Funds
  Series II Sub-Accounts
  (continued):
   AIM V. I. Money Market II
   2007...................   228   $  9.76 -10.43    $ 2,352      4.00%      1.30 - 2.40%      1.80 -  2.93%
   2006...................   213      9.58 -10.13      2,143      3.63       1.30 - 2.40       1.55 -  2.67
   2005...................   286      9.44 - 9.87      2,794      2.16       1.30 - 2.40      -5.63 -  0.95
   2004...................   580      9.48 - 9.78      5,632      0.61       1.30 - 2.30      -5.17 - -0.87
   2003...................   185      9.72 - 9.86      1,820      0.27       1.30 - 2.00      -1.68 - -0.98

   AIM V. I. Premier Equity II
   2006 (ac)..............    --      N/A - N/A           --      0.72       2.04 - 2.04         N/A -  N/A
   2005...................   386    12.32 - 12.76      4,641      0.64       1.29 - 2.59       2.64 -  4.01
   2004...................   376    12.00 - 12.27      4,364      0.38       1.29 - 2.59       2.76 -  4.13
   2003...................   262    11.68 - 11.78      2,871      0.39       1.29 - 2.59      16.81 - 17.85

   AIM V. I. Technology II
   2007...................     9    12.53 - 12.85        119      0.00       1.30 - 2.00       5.34 -  6.08
   2006...................    10    11.89 - 12.12        123      0.00       1.30 - 2.00       8.04 -  8.80
   2005...................    12    11.01 - 11.14        132      0.00       1.30 - 2.00      -0.06 -  0.63
   2004 (ai)..............    13    11.01 - 11.07        144      0.00       1.30 - 2.00      10.13 - 10.66

   AIM V. I. Utilities II
   2007...................    48    20.23 - 20.64        971      1.81       1.30 - 1.85      18.11 - 18.76
   2006...................    50    17.13 - 17.38        873      3.80       1.30 - 1.85      22.96 - 23.64
   2005...................    39    13.93 - 14.06        550      2.37       1.30 - 1.85      14.41 - 15.04
   2004 (ai)..............    37    12.17 - 12.22        456      0.00       1.30 - 1.85      21.75 - 22.20

Investments in the
  AllianceBernstein
  Variable Product Series
  Fund Sub-Accounts:
   AllianceBernstein VPS Growth (b)
   2007................... 5,068     8.55 - 15.84     55,665      0.00       0.70 - 2.59       9.73 - 11.87
   2006................... 6,256     7.64 - 14.44     59,865      0.00       0.70 - 2.59      -3.79 - -1.93
   2005................... 6,832     7.79 - 15.01     64,949      0.00       0.70 - 2.59       8.75 - 10.86
   2004................... 6,175     7.03 - 13.80     49,046      0.00       0.70 - 2.59      11.56 - 13.73
   2003................... 4,787     6.18 - 12.37     31,863      0.00       0.70 - 2.59      23.69 - 33.76

--------
(b)Previously known as AllianceBernstein Growth
(ac)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II
(ai)For the period beginning April 30, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                              At December 31,                    For the year ended December 31,
                    ----------------------------------- ------------------------------------------------
                             Accumulation                                  Expense            Total
                    Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                    (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AllianceBernstein
  Variable Product
  Series Fund
  Sub-Accounts
  (continued):
   AllianceBernstein VPS Growth & Income (c)
   2007............ 11,800  $15.68 - 16.42    $165,771      1.25%        0.70 - 2.59%      2.13 -  4.12%
   2006............ 14,983   15.35 - 15.77     203,750      1.12         0.70 - 2.59      13.96 - 16.17
   2005............ 17,601   13.47 - 13.57     207,806      1.29         0.70 - 2.59       1.89 -  3.87
   2004............ 19,688   13.07 - 13.22     224,698      0.73         0.70 - 2.59       8.34 - 10.45
   2003............ 20,088   11.83 - 12.20     207,152      0.79         0.70 - 2.59      22.04 - 31.26

   AllianceBernstein VPS International Value (d)
   2007............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -  4.21
   2006............  2,631   15.53 - 15.88      41,513      1.29         1.29 - 2.59      31.63 - 33.38
   2005 (aj).......  1,299   11.80 - 11.90      15,418      0.09         1.29 - 2.59       17.97 -19.02

   AllianceBernstein VPS Large Cap Growth (e)
   2007............  4,753    8.21 - 14.43      39,213      0.00         0.70 - 2.59      10.66 - 12.82
   2006............  6,022    7.28 - 13.04      44,053      0.00         0.70 - 2.59      -3.21 - -1.33
   2005............  6,159    7.37 - 13.47      46,607      0.00         0.70 - 2.59      11.88 - 14.04
   2004............  6,506    6.47 - 12.04      43,142      0.00         0.70 - 2.59       5.54 -  7.59
   2003............  7,152    6.01 - 11.41      42,433      0.00         0.70 - 2.59      14.10 - 22.51

   AllianceBernstein VPS Small/Mid Cap Value (f)
   2007............  2,375   17.92 - 19.07      44,404      0.76         1.29 - 2.59      -1.12 -  0.21
   2006............  2,636   18.13 - 19.03      49,368      0.23         1.29 - 2.59      11.25 - 12.73
   2005............  2,513   16.29 - 16.88      41,919      0.56         1.29 - 2.59       3.88 -  5.26
   2004............  1,633   15.68 - 16.03      25,976      0.08         1.29 - 2.59      15.99 - 17.54
   2003 (ak).......  1,000   13.52 - 13.64      13,601      0.10         1.29 - 2.59      35.21 - 36.42

   AllianceBernstein VPS Utility Income (g)
   2007............    519   15.56 - 16.12       8,265      2.05         1.29 - 2.59      18.87 - 20.46
   2006............    460   13.09 - 13.38       6,119      2.45         1.29 - 2.59      30.91 - 33.83
   2005 (aj).......    290   10.89 - 10.98       3,174      0.29         1.29 - 2.44       8.92 -  9.78

--------
(c)Previously known as AllianceBernstein Growth & Income
(d)Previously known as AllianceBernstein International Value
(e)Previously known as AllianceBernstein Large Cap Growth
(f)Previously known as AllianceBernstein Small/Mid Cap Value
(g)Previously known as AllianceBernstein Utility Income
(aj)For the period beginning April 29, 2005, and ended December 31, 2005
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  AllianceBernstein
  Variable Product
  Series Fund Sub-
  Accounts
  (continued):
   AllianceBernstein VPS Value (h)
   2007...............  311    $11.73 - 12.16     $3,747       1.20%        1.29 - 2.59%    -6.66 -  -5.41%
   2006...............  362     12.57 - 12.85      4,624       1.04         1.29 - 2.59     17.90 -  19.47
   2005 (aj)..........  135     10.66 - 10.76      1,449       0.52         1.29 - 2.59      6.62 -   7.57

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2007...............    2     15.73 - 15.73         24       2.84         1.45 - 1.45      3.42 -   3.42
   2006...............    3     15.21 - 15.36         50       2.24         1.35 - 1.45      8.05 -   8.15
   2005...............    4     14.08 - 14.20         53       1.94         1.35 - 1.45      3.43 -   3.53
   2004...............    5     13.61 - 13.72         62       1.91         1.35 - 1.45      8.20 -   8.31
   2003...............    7     12.58 - 12.66         85       3.54         1.35 - 1.45      17.74 - 17.86

   American Century VP International
   2007...............   --                --         --        N/A         0.00 - 0.00      0.00 -   0.00
   2006...............    2     16.29 - 16.29         30       1.59         1.45 - 1.45     23.23 -  23.23
   2005...............    2     13.22 - 13.33         26       1.65         1.35 - 1.45     11.63 -  11.74
   2004...............    5     11.84 - 11.93         63       0.66         1.35 - 1.45     13.27 -  13.38
   2003...............    9     10.46 - 10.52         90       0.70         1.35 - 1.45     22.72 -  22.84

Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2007...............   17      6.73 - 10.49        159       0.63         1.15 - 1.65      6.01 -   6.55
   2006...............   26      6.35 -  9.85        233       0.11         1.15 - 1.65      7.42 -   7.96
   2005...............   31      5.91 -  9.12        256       0.00         1.15 - 1.65      1.92 -   2.43
   2004...............   31      5.80 -  8.90        257       0.35         1.15 - 1.65      4.47 -   5.00
   2003...............   39      5.55 -  8.48        320       0.11         1.15 - 1.65     23.94 -  24.56

--------
(h)Previously known as AllianceBernstein Value
(aj) For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2007..............  104    $11.31 - 13.23     $1,291       1.71%        1.15 - 1.85%      3.30 -  4.05%
   2006..............  126     10.95 - 12.71      1,494       1.63         1.15 - 1.85      13.37 - 14.18
   2005..............  163      9.66 - 11.13      1,717       1.54         1.15 - 1.85       2.76 -  3.50
   2004..............  211      9.40 - 10.76      2,144       1.74         1.15 - 1.85       8.59 -  9.38
   2003..............  244      8.66 -  9.83      2,329       1.45         1.15 - 1.85      25.99 - 26.90

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2007..............   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -  7.20
   2006..............   27      9.99 - 12.53        318       0.71         1.15 - 1.85      12.40 - 13.21
   2005..............   31      8.89 - 11.07        328       1.30         1.15 - 1.85       1.45 -  2.17
   2004..............   36      8.76 - 10.83        373       1.19         1.15 - 1.85       5.48 -  6.24
   2003..............   41      8.31 - 10.19        398       0.81         1.15 - 1.85      24.23 - 25.12

   VIF Money Market
   2007..............   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -  3.66
   2006..............   75     10.16 - 11.71        803       4.33         1.15 - 1.85       2.66 -  3.40
   2005..............   89      9.90 - 11.32        941       2.51         1.15 - 1.85       0.76 -  1.49
   2004..............  114      9.83 - 11.16      1,200       0.75         1.15 - 1.85     -1.06 -  -0.35
   2003..............  149      9.93 - 11.19      1,570       0.71         1.15 - 1.85     -1.17 -  -0.45

   VIF Small Company Stock (i)
   2007..............   --      N/A - N/A            --        N/A         0.00 - 0.00        N/A - N/A
   2006..............    5     16.90 - 17.51         84       0.00         1.15 - 1.59       9.22 -  9.70
   2005..............    5     15.47 - 15.96         73       0.00         1.15 - 1.59      -0.68 - -0.25
   2004..............    5     15.58 - 16.00         82       0.00         1.15 - 1.59      16.65 - 60.02
   2003..............    5     13.13 - 13.35         70       0.12         1.35 - 1.59      40.69 - 41.02

Investments in the
  DWS Variable Series
  Sub-Accounts:
   DWS VIP Bond A
   2007..............   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -  3.44
   2006..............   57     13.90 - 14.01        799       4.01         0.70 - 0.80       3.88 -  3.98
   2005..............   85     13.38 - 13.47      1,143       3.39         0.70 - 0.80       1.78 -  1.89
   2004..............  102     13.14 - 13.22      1,351       3.77         0.70 - 0.80       4.54 -  4.64
   2003..............  110     12.57 - 12.64      1,383       5.02         0.70 - 0.80       4.22 -  4.33

--------
(i)For the period beginning January 1, 2007 and ended April 30, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Series
  Sub-Accounts
  (continued):
   DWS VIP Capital Growth A
   2007...............  133    $12.65 - 12.76     $1,694       0.58%        0.70 - 0.80%     11.69 - 11.80%
   2006...............  156     11.32 - 11.41      1,779       0.63         0.70 - 0.80       7.66 -  7.77
   2005...............  239     10.52 - 10.59      2,527       0.80         0.70 - 0.80       8.09 -  8.20
   2004...............  204      9.73 -  9.79      1,991       0.55         0.70 - 0.80       7.12 -  7.23
   2003...............  222      9.08 -  9.13      2,027       0.40         0.70 - 0.80      25.87 - 26.00

   DWS VIP Global Opportunities
   2007...............   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -  8.56
   2006...............   70     25.64 - 25.85      1,799       1.06         0.70 - 0.80      21.10 - 21.23
   2005...............   89     21.17 - 21.33      1,899       0.60         0.70 - 0.80      17.25 - 17.36
   2004...............   97     18.06 - 18.17      1,768       0.26         0.70 - 0.80      22.36 - 22.48
   2003...............  106     14.76 - 14.84      1,578       0.09         0.70 - 0.80      47.90 - 48.05

   DWS VIP Growth and Income A
   2007...............   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -  0.64
   2006...............  110     11.23 - 11.32      1,240       0.92         0.70 - 0.80      12.72 - 12.83
   2005...............  116      9.96 - 10.03      1,160       1.25         0.70 - 0.80       5.22 -  5.33
   2004...............  141      9.47 -  9.52      1,340       0.95         0.70 - 0.80       9.28 -  9.39
   2003...............  180      8.66 -  8.71      1,570       0.98         0.70 - 0.80      25.73 - 25.85

   DWS VIP International
   2007...............   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 - 13.78
   2006...............   56     14.47 - 14.59        815       2.00         0.70 - 0.80      24.91 - 25.03
   2005...............   74     11.59 - 11.67        866       1.66         0.70 - 0.80      15.24 - 15.36
   2004...............   73     10.05 - 10.12        736       1.18         0.70 - 0.80      15.60 - 15.72
   2003...............  105      8.70 -  8.74        916       0.63         0.70 - 0.80      26.73 - 26.86

   DWS VIP Money Market A
   2006 (ad)..........   --       N/A - N/A           --       3.94         0.00 - 0.00        N/A - N/A
   2005...............   78     11.66 - 11.75        910       2.63         0.70 - 0.80       1.90 -  2.01
   2004...............   79     11.44 - 11.51        903       0.88         0.70 - 0.80       0.09 -  0.20
   2003...............  139     11.43 - 11.49      1,593       0.74         0.70 - 0.80       0.01 -  0.11

--------
(ad)On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Series II
  Sub-Accounts:
   DWS VIP Balanced A
   2007...............   169   $12.09 - 12.13    $ 2,051       3.22%        0.70 - 0.80%      4.00 -  4.10%
   2006...............   179    11.63 - 11.65      2,090       2.62         0.70 - 0.80       9.36 -  9.47
   2005 (aj)..........   238    10.63 - 10.64      2,531       0.00         0.70 - 0.80       6.33 -  6.41

   DWS VIP Money Market A II
   2007...............    98    10.48 - 10.50      1,033       4.98         0.70 - 0.80       4.16 -  4.27
   2006 (ad)(ae)......   101    10.06 - 10.07      1,013       1.27         0.70 - 0.80       0.64 -  0.66

   DWS VIP Small Cap Growth A
   2007...............    36    12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -  5.45
   2006...............    47    12.11 - 12.13        576       0.00         0.70 - 0.80       4.43 -  4.53
   2005 (aj)..........    66    11.60 - 11.61        760       0.00         0.70 - 0.80      15.98 - 16.06

Investments in the
  Federated Insurance
  Series Sub-Account:
   Federated Prime Money Fund II
   2007 (j)...........   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85       2.84 -  3.58
   2006...............   528    10.14 - 11.29      5,996       4.39         1.15 - 1.85       2.60 -  3.33
   2005...............   573     9.88 - 10.92      6,335       2.59         1.15 - 1.85       0.81 -  1.53
   2004...............   804     9.81 - 10.76      8,836       0.75         1.15 - 1.85     -1.05 -  -0.34
   2003............... 1,183     9.91 - 10.79     13,266       0.74         1.15 - 1.85     -1.18 -  -0.47

Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2007...............   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 - 16.24
   2006...............   988    12.89 - 19.03     15,497       1.27         1.15 - 1.65       9.89 - 10.44
   2005............... 1,152    11.73 - 17.23     16,506       0.28         1.15 - 1.65      15.03 - 15.60
   2004............... 1,201    11.68 - 11.93     14,967       0.30         1.25 - 1.65      13.59 - 14.04
   2003............... 1,176    10.28 - 10.46     12,924       0.40         1.25 - 1.65      26.36 - 26.87

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(ad)On November 3, 2006, DWS VIP Money Market A merged into DWS VIP Money Market A II
(ae)For the period beginning November 3, 2006, and ending December 31, 2006
(aj)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP Equity-Income
   2007.............   179   $13.76 - 16.15    $ 2,782        1.54%       1.15 - 1.65%     -0.14 -  0.36%
   2006.............   267    13.78 - 16.09      4,159        3.28        1.15 - 1.65      18.23 - 18.82
   2005.............   413    11.65 - 13.54      5,397        1.69        1.15 - 1.65       4.14 -  4.66
   2004.............   497    11.19 - 12.94      6,226        1.55        1.15 - 1.65       9.70 - 10.25
   2003.............   540    10.20 - 11.74      6,144        1.74        1.15 - 1.65      28.20 - 28.84

   VIP Growth
   2007.............   643    10.97 - 14.02      7,458        0.84        1.15 - 1.65      24.88 - 25.51
   2006.............   827     8.78 - 11.17      7,662        0.42        1.15 - 1.65       5.11 -  5.63
   2005............. 1,080     6.45 - 10.58      9,443        0.51        1.15 - 1.65       4.07 -  4.59
   2004............. 1,318     8.03 -  8.21     10,932        0.26        1.25 - 1.65       1.69 -  2.09
   2003............. 1,416     7.90 -  8.04     11,525        0.24        1.25 - 1.65      30.68 - 31.20

   VIP High Income
   2007.............   233    11.06 - 11.80      2,567        7.51        1.15 - 1.65       1.10 -  1.60
   2006.............   298    10.94 - 11.61      3,249        6.94        1.15 - 1.65       9.42 -  9.97
   2005.............   379    10.00 - 10.56      3,766       14.71        1.15 - 1.65       1.02 -  1.53
   2004.............   431     9.32 -  9.42      4,231        7.36        1.25 - 1.45       8.02 -  8.23
   2003.............   419     8.55 -  8.70      3,829        5.19        1.25 - 1.65     -14.50 - 25.69

   VIP Index 500
   2007.............   904    10.47 - 11.01      9,912        3.62        1.15 - 1.65       3.70 -  4.23
   2006............. 1,120    10.05 - 10.61     11,743        1.82        1.15 - 1.65      13.84 - 14.41
   2005............. 1,435     8.27 -  8.78     13,080        1.82        1.15 - 1.65       3.11 -  3.63
   2004............. 1,696     9.04 -  9.24     14,869        1.23        1.25 - 1.65       8.81 -  9.24
   2003............. 1,649     8.31 -  8.46     13,238        1.26        1.25 - 1.65      26.31 - 26.82

   VIP Investment Grade Bond
   2007.............   234    14.33 - 14.82      3,460        4.47        1.25 - 1.65       2.63 -  3.04
   2006.............   286    13.97 - 14.39      4,096        4.24        1.25 - 1.65       2.65 -  3.06
   2005.............   352    13.61 - 13.96      4,901        3.72        1.25 - 1.65       0.52 -  0.93
   2004.............   400    13.53 - 13.83      5,522        4.00        1.25 - 1.65       2.75 -  3.16
   2003.............   379    13.17 - 13.41      5,070        3.99        1.25 - 1.65       3.48 -  3.90

   VIP Overseas
   2007.............   241    13.05 - 15.56      3,642        3.37         1.15 -1.65      15.38 - 15.96
   2006.............   287    11.25 - 13.48      3,724        0.89        1.15 - 1.65      16.15 - 16.73
   2005.............   314     9.64 - 11.61      3,514        0.65        1.15 - 1.65      17.10 - 17.69
   2004.............   325     9.91 - 10.13      3,042        1.09        1.25 - 1.65      -0.88 - 12.22
   2003.............   330     8.87 -  9.03      2,750        0.73        1.25 - 1.65     -11.32 - 41.59

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5. Financial Highlights (continued)

                                        At December 31,                    For the year ended December 31,
                              ----------------------------------- ------------------------------------------------
                                       Accumulation                                  Expense            Total
                              Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                              (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                              ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2) Sub-
  Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2007......................     5   $12.55 - 12.55    $     66      3.65%        1.35 - 1.35%     16.99 - 16.99%
   2006......................     6    10.58 - 10.73          63      1.52         1.35 - 1.60       5.02 -  5.29
   2005......................     5    10.07 - 10.19          49      1.48         1.35 - 1.60       1.91 -  2.17
   2004......................     3     9.88 -  9.97          32      2.11         1.35 - 1.60       3.94 -  4.20
   2003......................     3     9.51 -  9.57          31      2.24         1.35 - 1.60      21.06 - 21.37

   VIP Contrafund (Service Class 2)
   2007...................... 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 - 15.78
   2006...................... 6,413    10.29 - 12.82      77,840      1.11         1.29 - 2.59       2.91 -  8.55
   2005...................... 2,203    11.81 - 11.92      26,417      0.01         1.29 - 2.59      18.12 - 19.17
   2004......................   114    11.90 - 12.13       1,376      0.21         1.35 - 1.85      13.03 - 13.60
   2003......................   118    10.67 - 12.68       1,256      0.28         1.35 - 2.05      25.57 - 26.47

   VIP Equity-Income (Service Class 2)
   2007......................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 - -0.10
   2006......................   300    13.28 - 14.57       3,979      2.94         1.35 - 2.00      17.54 - 18.31
   2005......................   314    11.23 - 12.40       3,533      1.43         1.35 - 2.00       4.15 - 23.99
   2004......................   316    12.53 - 12.53       3,424      1.36         1.50 - 1.50       9.57 -  9.57
   2003......................   338    11.44 - 11.44       3,338      2.73         1.50 - 1.50      28.08 - 28.08

   VIP 2010 Portfolio (Service Class 2)
   2007......................   566    11.04 - 11.22       6,320      2.89         1.29 - 2.24       5.98 -  7.02
   2006 (af).................   328    10.42 - 10.48       3,433      2.90         1.29 - 2.24       4.15 -  4.83

   VIP Freedom 2020 Portfolio (Service Class 2)
   2007......................   581    11.28 - 11.41       6,602      2.88         1.29 - 1.99       7.77 -  8.84
   2006 (af).................   198    10.46 - 10.51       2,075      2.67         1.29 - 1.99       4.63 -  5.13

   VIP Freedom 2030 Portfolio (Service Class 2)
   2007......................   194    11.42 - 11.54       2,226      2.46         1.29 - 1.89       8.97 -  9.64
   2006 (af).................   109    10.48 - 10.52       1,146      2.56         1.29 - 1.89       4.79 -  5.22

   VIP Freedom Growth Stock Portfolio (Service Class 2)
   2007......................   147    11.67 - 11.79       1,724      0.00         1.29 - 1.89      19.99 - 20.73
   2006 (af).................    47     9.73 -  9.77         456      0.00         1.29 - 1.89      -2.74 - -2.34

   VIP Freedom Income Portfolio (Service Class 2)
   2007......................   179    10.73 - 10.84       1,936      5.64         1.29 - 1.89       3.90 -  4.54
   2006 (af).................    54    10.33 - 10.37         561      5.44         1.29 - 1.89       3.31 -  3.73

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service
  Class 2)
  Sub-Accounts
  (continued):
   VIP Growth & Income (Service Class 2)
   2007............. 1,126   $13.19 - 13.67    $15,234        1.45%       1.29 - 2.59%      8.95 - 10.41%
   2006............. 1,180    12.11 - 12.38     14,521        0.53        1.29 - 2.59       9.94 - 11.40
   2005 (aj)........   621    11.02 - 11.11      6,884        0.00        1.29 - 2.59      10.16 - 11.14

   VIP Growth (Service Class 2)
   2007.............    66    10.49 - 10.86        722        0.40        1.35 - 1.85      24.30 - 24.94
   2006.............    75     8.44 -  8.69        654        0.17        1.35 - 1.85       4.61 -  5.14
   2005.............    86     8.07 -  8.26        717        0.26        1.35 - 1.85       3.56 -  4.08
   2004.............   103     7.79 -  7.94        820        0.13        1.35 - 1.85       1.21 -  1.73
   2003.............   113     7.70 -  7.80        892        0.10        1.35 - 1.85      30.09 - 30.75

   VIP High Income (Service Class 2)
   2007.............   964    11.29 - 11.65     11,264        8.39        1.29 - 2.44       0.03 -  1.21
   2006.............   950    11.28 - 11.51     11,001        9.54        1.29 - 2.44       8.32 -  9.60
   2005.............   549    10.41 - 10.50      5,887       14.03        1.29 - 2.59       4.05 -  4.98
   2004.............   108    12.17 - 12.40      1,335        7.85        1.35 - 1.85       7.36 -  7.91
   2003.............   105    11.33 - 11.49      1,202        6.11        1.35 - 1.85      24.41 - 25.04

   VIP Index 500 (Service Class 2)
   2007.............   805    11.04 - 11.26      9,066        3.44        1.29 - 2.44       2.60 -  3.82
   2006.............   358    10.76 - 10.85      3,927        0.99        1.29 - 2.44       7.61 -  8.46
   2005.............   184     9.58 -  9.81      1,797        1.62        1.35 - 1.85       2.63 -  3.15
   2004.............   196     9.34 -  9.51      1,862        1.12        1.35 - 1.85       8.30 -  8.85
   2003.............   204     8.62 -  8.74      1,787        1.19        1.35 - 1.85      25.72 - 26.36

   VIP Investment Grade Bond (Service Class 2)
   2007.............     1    12.08 - 12.08         18        4.44        1.50 - 1.50       2.51 -  2.51
   2006.............     2    11.78 - 11.78         21        3.44        1.50 - 1.50       2.58 -  2.58
   2005.............     2    11.49 - 11.49         24        3.40        1.50 - 1.50       0.37 -  0.37
   2004.............     2    11.44 - 11.44         25        4.04        1.50 - 1.50       2.63 -  2.63
   2003.............     2    11.15 - 11.15         25        6.41        1.50 - 1.50       3.37 -  3.37

   VIP Mid Cap (Service Class 2)
   2007............. 2,415    11.27 - 14.80     32,122        0.51        1.29 - 2.59      12.34 - 13.84
   2006............. 1,846    13.17 - 13.47     22,815        0.11        1.29 - 2.59      10.96 - 31.72
   2005 (aj)........   703    12.04 - 12.14      8,508        0.00        1.29 - 2.44      20.41 - 21.36

--------
(aj)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                    For the year ended December 31,
                            ----------------------------------- ------------------------------------------------
                                     Accumulation                                  Expense            Total
                            Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                            (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                            ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Fidelity
  Variable Insurance
  Products Fund (Service
  Class 2) Sub-Accounts
  (continued):
   VIP Money Market (Service Class 2)
   2007....................   915   $10.41 - 10.60    $ 9,648       3.91%        1.29 - 2.39%      2.44 -  3.60%
   2006 (af)............... 1,088    10.16 - 10.23     11,107       2.58         1.29 - 2.39       1.58 -  2.35

   VIP Overseas (Service Class 2)
   2007....................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 - 15.46
   2006....................     9    13.17 - 13.56        135       0.51         1.35 - 1.85      16.19 - 31.73
   2005 (aj)...............     6    11.67 - 16.58         74       0.49         1.35 - 1.80      16.65 - 17.18
   2004....................     7    13.55 - 13.55         69       1.01         1.50 - 1.50      11.61 - 11.61
   2003....................     6    12.14 - 12.14         57       0.34         1.50 - 1.50      40.89 - 40.89

Investments in the Franklin
  Templeton Variable
  Insurance Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2007....................   428    12.64 - 13.10      5,546       0.13         1.29 - 2.59      11.35 - 12.84
   2006....................   410    11.35 - 11.61      4,725       0.01         1.29 - 2.59       3.85 - 13.54
   2005 (aj)...............   131    11.09 - 11.18      1,457       0.15         1.29 - 2.44      10.90 - 11.78

   Franklin Growth and Income Securities
   2007.................... 4,938    15.30 - 16.47     80,067       2.34         1.29 - 2.69      -6.31 - -4.96
   2006.................... 5,458    16.34 - 17.33     93,369       2.40         1.29 - 2.69      13.62 - 15.25
   2005.................... 5,741    14.38 - 15.03     85,475       2.65         1.29 - 2.69       0.74 -  2.18
   2004.................... 5,083    14.27 - 14.71     74,266       2.61         1.29 - 2.69       7.64 -  9.19
   2003.................... 2,824    13.38 - 13.48     37,891       0.00         1.29 - 1.89      33.76 - 34.75

   Franklin High Income Sec 2
   2007.................... 1,006    11.46 - 11.97     11,886       6.29         1.28 - 2.44       0.20 -  1.40
   2006.................... 1,172    11.44 - 11.80     13,689       6.41         1.28 - 2.44       6.70 -  7.98
   2005.................... 1,146    10.72 - 10.93     12,447       6.61         1.28 - 2.44       0.80 -  2.00
   2004 (ai)...............   776    10.63 - 10.72      8,293       2.06         1.28 - 2.44       6.34 -  7.18

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006
(ai)For the period beginning April 30, 2004, and ended December 31, 2004
(aj)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust Sub-
  Accounts (continued):
   Franklin Income Securities
   2007................ 23,607  $12.86 - 13.51    $315,068      3.56%        1.28 - 2.59%      1.06 -  2.43%
   2006................ 20,822   12.73 - 13.19     272,191      3.26         1.28 - 2.59      15.19 - 16.74
   2005................ 12,501   11.05 - 11.30     140,500      3.28         1.28 - 2.59       0.31 - 10.50
   2004 (ai)...........  2,826   11.17 - 11.26      31,764      0.34         1.10 - 2.54      11.68 - 12.63

   Franklin Large Cap Growth Securities
   2007................  6,664   11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -  4.85
   2006................  5,670   11.18 - 11.50      64,820      0.76         1.29 - 2.54       9.47 - 11.79
   2005................  2,903   10.35 - 10.51      30,389      0.29         1.29 - 2.49      -0.24 -  3.49
   2004 (al)...........    176   10.50 - 10.53       1,850      0.00         1.29 - 2.44       5.03 -  5.33

   Franklin Small Cap Value Securities
   2007................  3,302   12.64 - 19.87      66,006      0.68         1.28 - 2.69     -5.02 -  -3.63
   2006................  3,842   13.12 - 20.92      78,437      0.66         1.28 - 2.69      13.84 - 15.50
   2005................  3,217   11.36 - 18.38      59,475      0.70         1.28 - 2.69       5.85 - 13.57
   2004................  2,205   17.36 - 17.90      39,167      0.18         1.29 - 2.69      20.42 - 22.15
   2003................  1,410   14.48 - 14.65      20,576      0.00         1.29 - 2.34      44.80 - 46.53

   Franklin Small-Mid Cap Growth Securities
   2007................    183   19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -  9.96
   2006................    215   18.26 - 20.62       3,789      0.00         1.15 - 2.34       6.16 -  7.45
   2005................    231   17.20 - 19.19       3,826      0.00         1.15 - 2.34       2.34 -  3.59
   2004................    244   16.81 - 17.21       3,918      0.00         1.29 - 2.34       8.87 - 10.04
   2003................    259   15.44 - 15.64       3,800      0.00         1.29 - 2.34      35.48 - 54.39

   Franklin U.S. Government
   2007................  2,255   10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -  5.22
   2006................  1,941   10.27 - 10.66      20,542      4.27         1.29 - 2.69       1.23 -  2.68
   2005................  1,485   10.14 - 10.39      15,353      4.40         1.29 - 2.69      -0.34 -  1.09
   2004 (ai)...........    704   10.18 - 10.27       7,221      0.56         1.10 - 2.69       1.76 -  2.74

   Mutual Discovery
   2007................  2,548   11.93 - 12.19      32,766      1.53         1.29 - 2.54       8.99 - 10.40
   2006................  1,515   10.95 - 13.85      18,246      0.68         1.29 - 2.54       9.47 - 21.47
   2005 (aj)...........    248   11.32 - 11.40       2,826      0.38         1.29 - 2.44      13.16 - 14.05

--------
(ai)For the period beginning April 30, 2004, and ended December 31, 2004
(al)For the period beginning October 1, 2004, and ended December 31, 2004
(aj)For the period beginning April 29, 2005, and ended December 31, 2005

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Mutual Shares Securities
   2007............. 13,307  $17.18 - 23.46    $223,678       1.50%       1.15 - 2.69%      0.68 -  2.29%
   2006............. 13,386   17.06 - 22.93     219,784       1.27        1.15 - 2.69      15.21 - 17.03
   2005............. 10,392   14.81 - 19.60     147,674       0.87        1.15 - 2.69       7.59 -  9.29
   2004.............  5,727   10.97 - 13.77      78,149       0.70        1.28 - 2.69       9.60 -  9.75
   2003.............  2,632   12.61 - 12.77      33,291       0.00        1.29 - 2.34      26.15 - 27.65

   Templeton Developing Markets Securities
   2007.............  1,213   27.76 - 39.48      50,314       2.27        1.15 - 2.59      25.43 - 27.31
   2006.............  1,202   21.81 - 31.48      39,374       1.08        1.15 - 2.59      24.78 - 26.63
   2005.............  1,123   17.22 - 25.23      29,194       1.15        1.15 - 2.59      24.14 - 72.20
   2004.............    706   20.32 - 20.90      14,632       1.59        1.29 - 2.59      21.48 - 23.10
   2003.............    410   16.80 - 16.98       6,931       0.00        1.29 - 2.14      68.02 - 69.79

   Templeton Foreign Securities
   2007............. 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 - 14.13
   2006............. 11,793   14.55 - 19.68     206,971       1.24        1.15 - 2.69      18.19 - 20.06
   2005.............  8,679   12.12 - 16.65     125,225       1.09        1.15 - 2.69       7.21 -  8.91
   2004.............  2,631   11.54 - 15.53      37,460       0.79        1.28 - 2.69      15.44 - 55.28
   2003.............    918   13.52 - 13.68      12,364       0.00        1.29 - 2.34      35.22 - 36.83

   Templeton Global Income Securities
   2007.............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -  9.73
   2006.............    219   14.92 - 20.22       3,600       3.13        1.15 - 2.39      10.08 - 11.48
   2005.............    272   13.56 - 18.14       4,101       6.12        1.15 - 2.39      -4.18 - -5.39
   2004.............    305   14.33 - 14.69       4,800      10.86        1.29 - 2.39      12.00 - 13.26
   2003.............    297   12.79 - 12.97       4,135      11.06        1.29 - 2.39      20.86 - 27.93

   Templeton Growth Securities
   2007.............    190    14.68 -20.99       3,731       1.43        1.15 - 1.85       0.44 -  1.17
   2006.............    288   14.62 - 20.75       5,395       1.29        1.15 - 1.85      19.56 - 20.42
   2005.............    375   12.23 - 17.23       5,988       1.16        1.15 - 1.85       6.86 -  7.62
   2004.............    453   11.44 - 16.01       6,817       1.15        1.15 - 1.85      13.88 - 14.70
   2003.............    471   10.05 - 13.96       6,326       1.54        1.15 - 1.85      29.69 - 30.63

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Capital Growth
   2007..............     4   $ 8.40 - 12.63    $    40       0.14%        1.15 - 1.65%     8.32  -   8.87%
   2006..............     7     7.75 - 11.60         62       0.11         1.15 - 1.65      6.79  -   7.32
   2005..............     9     7.26 - 10.81         74       0.14         1.15 - 1.65      1.26  -   1.77
   2004..............    10     7.17 - 10.62         83       0.70         1.15 - 1.65      7.30  -   7.84
   2003..............    10     6.68 -  9.85         78       0.27         1.15 - 1.65     21.71  -  22.32

   VIT Growth and Income
   2007..............   779    12.19 - 12.63      9,743       1.89         1.29 - 2.59     -2.35  -  -1.04
   2006..............   712    12.49 - 12.77      9,037       2.04         1.29 - 2.59     19.46  -  21.05
   2005..............   429    10.45 - 10.55      4,518       3.04         1.29 - 2.59      4.53  -   5.46
   2004..............     1    10.88 - 10.88          9       1.53         1.59 - 1.59     16.92  -  16.92
   2003..............     1     9.31 -  9.31          8       1.30         1.59 - 1.59     22.40  -  22.40

   VIT Mid Cap Value
   2007..............   685    12.79 - 13.25      8,995       0.76         1.29 - 2.59     -0.02  -   1.32
   2006..............   789    12.79 - 13.07     10,255       1.04         1.29 - 2.59     13.16  -  14.67
   2005..............   667    11.30 - 11.40      7,597       1.06         1.29 - 2.59     13.00  -  14.01
   2004..............   < 1    20.78 - 20.78          9       0.59         1.37 - 1.37     24.17  -  24.17
   2003..............   < 1    16.73 - 16.73          8       0.87         1.37 - 1.37     26.65  -  26.65

   VIT Strategic International Equity (l)
   2007..............   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15      5.68  -   5.68
   2006..............   < 1    15.48 - 15.48          7       0.56         1.15 - 1.15     20.71  -  20.71
   2005..............     3    12.42 - 12.82         33       0.30         1.15 - 1.59     11.92  -  12.41
   2004..............     3    11.10 - 11.41         31       1.29         1.15 - 1.59     11.69  -  14.06
   2003..............     2     9.94 - 10.05         20       3.78         1.37 - 1.59     33.36  -  33.65

   VIT Structured Small Cap Equity Fund
   2007.............. 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67
   2006.............. 1,871    12.32 - 20.87     23,572       0.81         1.15 - 2.59      9.37  -  10.99
   2005.............. 1,214    11.27 - 18.80     13,903       0.42         1.15 - 2.59      4.86  -  12.67
   2004..............    28    13.83 - 17.93        446       0.18         1.15 - 1.85     14.18  -  15.00
   2003..............    30    12.11 - 15.59        414       0.23         1.15 - 1.85     43.31  -  44.34

--------
(l)Previously known as VIT International Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs Variable
  Insurance Trust
  Sub-Accounts
  (continued):
   VIT Structured U.S. Equity Fund
   2007.................. 1,182   $11.71 - 12.13    $14,182       1.09%        1.29 -2.59%      -4.89 - -3.61%
   2006.................. 1,117    12.31 - 13.81     13,962       1.32         1.15 -2.59        9.98 - 11.60
   2005..................   668    11.20 - 12.38      7,517       1.35         1.15 -2.59       11.95 -  5.30
   2004..................    33     9.87 - 11.75        338       1.08         1.15 -1.85       12.82 - 13.63
   2003..................    35     8.75 - 10.34        315       0.76         1.15 -1.85       27.08 - 28.00

Investments in the Janus
  Aspen Series
  Sub-Account:
   Forty Portfolio
   2007..................     1    18.39 - 18.39         23       0.40         1.50 -1.50       34.93 - 34.93
   2006..................     2    13.63 - 13.63         22       0.35         1.50 -1.50        7.71 -  7.71
   2005..................     2    12.65 - 12.65         21       0.21         1.50 -1.50       11.16 - 11.16
   2004 (ai).............     2    11.38 - 11.38         19       0.46         1.50 -1.50       13.82 - 13.82

Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Account:
   Foreign Stock (Service Shares)
   2007..................     2    22.14 - 22.14         54       1.44         1.50 -1.50       16.47 - 16.47
   2006..................     2    19.01 - 19.01         47       1.59         1.50 -1.50       16.29 - 16.29
   2005..................     2    16.35 - 16.35         40       0.77         1.50 -1.50        4.65 -  4.65
   2004..................     2    15.62 - 15.62         38       0.27         1.50 -1.50       16.45 - 16.45
   2003..................     2    13.42 - 13.42         33       0.28         1.50 -1.50       31.39 - 31.39

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Account:
   Emerging Markets
   2007..................   < 1    52.99 - 52.99         21       0.99         1.50 -1.50       31.30 - 31.30
   2006..................     1    40.36 - 40.36         24       0.53         1.50 -1.50       28.00 - 28.00
   2005..................     1    31.35 - 31.35         22       0.21         1.50 -1.50       38.67 - 38.67
   2004..................   < 1    22.74 - 22.74          9       0.63         1.50 -1.50       28.63 - 28.63
   2003..................   < 1    17.68 - 17.68          7       0.05         1.50 -1.50       50.65 - 50.65

--------
(ai)For the period beginning April 30, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Legg
  Mason Partners
  Variable Portfolios I,
  Inc. Sub-Accounts:
   Legg Mason Variable All Cap Portfolio I
   2007 (m).............    --    $ N/A -  N/A     $    --        N/A%        0.00 - 0.00%      N/A - N/A%
   2006.................     1     14.32 - 14.32         7       1.38         1.50 - 1.50      16.35 - 16.35
   2005.................     1     12.31 - 12.31         6       0.86         1.50 - 1.50       2.49 -  2.49
   2004.................     1     12.01 - 12.01         6       0.54         1.50 - 1.50       6.69 -  6.69
   2003.................     1     11.26 - 11.26         6       0.26         1.50 - 1.50      36.95 - 36.95

   Legg Mason Variable Fundamental Value Portfolio
   2007 (m)(n)..........     1      9.50 -  9.50         8       2.50         1.50 - 1.50     -5.01 -  -5.01

   Legg Mason Variable Investors Portfolio I
   2007.................     1     13.68 - 13.68        10       1.32         1.50 - 1.50       2.33 -  2.33
   2006.................     1     13.37 - 13.37         9       1.65         1.50 - 1.50      16.49 - 16.49
   2005.................     1     11.47 - 11.47         8       1.19         1.50 - 1.50       4.93 -  4.93
   2004 (ai)............     1     10.94 - 10.94         8       2.81         1.50 - 1.50       9.35 -  9.35

Investments in the Lord
  Abbett Series Fund
  Sub-Account:
   All Value
   2007................. 1,132     13.16 - 13.74    15,380       0.52         1.29 - 2.59       3.94 -  5.34
   2006................. 1,138     12.66 - 13.05    14,734       0.69         1.29 - 2.59      11.68 - 13.17
   2005.................   772     11.34 - 11.53     8,862       0.54         1.29 - 2.59       5.58 - 13.40
   2004 (al)............   170     10.89 - 10.92     1,850       0.57         1.29 - 2.29       8.93 -  9.20

   Bond-Debenture
   2007................. 3,599     11.24 - 11.73    41,845       6.73         1.29 - 2.59       3.42 -  4.81
   2006................. 3,077     10.86 - 11.19    34,209       7.41         1.29 - 2.59       6.50 -  7.92
   2005................. 1,735     10.20 - 10.37    17,927       8.07         1.29 - 2.59       0.00 -  2.01
   2004 (al)............   253     10.34 - 10.37     2,625       8.91         1.29 - 2.44       3.40 -  3.70

   Growth and Income
   2007................. 3,879     12.58 - 13.14    50,506       1.34         1.29 - 2.59       0.74 -  2.10
   2006................. 3,372     12.49 - 12.87    43,120       1.52         1.29 - 2.59      14.25 - 15.76
   2005................. 2,117     10.93 - 11.11    23,456       1.60         1.29 - 2.59       1.92 -  9.32
   2004 (al)............   362     10.87 - 10.90     3,950       1.23         1.29 - 2.44       8.73 -  9.04

--------
(m)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Partners Variable Fundamental Value
(n)For the period beginning May 1, 2007 and ended December 31, 2007
(ai)For the period beginning April 30, 2004, and ended December 31, 2004
(al)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Lord
  Abbett Series Fund
  Sub-Accounts
  (continued):
   Growth Opportunities
   2007................ 1,443   $14.09 - 14.69    $20,969       0.00%        1.29 - 2.54%     18.19 - 19.71%
   2006................ 1,072    11.92 - 12.27     13,057       0.00         1.29 - 2.54       6.51 - 19.22
   2005................   459    11.35 - 11.52      5,268       0.00         1.29 - 2.44       3.28 - 13.51
   2004 (al)...........    68    11.12 - 11.15        753       0.00         1.29 - 2.34      11.23 - 11.53

   Mid-Cap Value
   2007................ 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59     -2.04 -  -0.72
   2006................ 3,997    12.79 - 13.18     52,336       0.57         1.29 - 2.59       9.33 - 10.79
   2005................ 3,079    11.70 - 11.90     36,499       0.74         1.29 - 2.59       6.83 - 17.01
   2004 (al)...........   411    11.10 - 11.14      4,574       0.47         1.29 - 2.44      11.03 - 11.36

Investments in the MFS
  Variable Insurance
  Trust Sub-Accounts:
   MFS Emerging Growth
   2007................   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 - 19.78
   2006................   247     5.59 - 11.83      2,192       0.00         1.15 - 1.65       6.13 -  6.66
   2005................   319     5.27 - 11.09      2,641       0.00         1.15 - 1.65       7.41 -  7.94
   2004................   387     4.90 - 10.27      2,926       0.00         1.15 - 1.65      11.11 - 11.67
   2003................   484     4.41 -  9.20      3,233       0.00         1.15 - 1.65      28.10 - 28.74

   MFS High Income
   2007................    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -  0.50
   2006................    56    12.80 - 13.18        732       7.62         1.25 - 1.65       8.57 -  9.01
   2005................    73    11.79 - 12.09        873       6.89         1.25 - 1.65       0.49 -  0.89
   2004................    80    11.73 - 11.99        959       4.77         1.25 - 1.65       7.36 -  7.79
   2003................    71    10.93 - 11.12        783       4.07         1.25 - 1.65      16.03 - 16.49

   Investors Trust
   2007................   278    11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -  9.04
   2006................   334    10.20 - 11.52      3,493       0.50         1.15 - 1.65      11.15 - 11.71
   2005................   401     8.60 - 10.31      3,774       0.55         1.15 - 1.65       5.56 -  6.09
   2004................   436     8.69 -  8.88      3,878       0.60         1.25 - 1.65       9.53 -  9.97
   2003................   420     7.94 -  8.08      3,395       0.62         1.25 - 1.65      20.15 - 20.63

--------
(al)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                    For the year ended December 31,
                           ----------------------------------- ------------------------------------------------
                                    Accumulation                                  Expense            Total
                           Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts
  (continued):
   MFS New Discovery
   2007...................  199    $11.78 - 15.04     $3,080       0.00%        1.15 - 1.65%      0.83 -  1.34%
   2006...................  226     14.91 - 19.46      3,434       0.00         1.15 - 1.65      11.37 - 11.92
   2005...................  261      8.56 - 10.39      3,548       0.00         1.15 - 1.65       3.53 -  4.02
   2004...................  306     12.94 - 13.22      4,000       0.00         1.25 - 1.65       4.78 -  5.20
   2003...................  312     12.35 - 12.57      3,879       0.00         1.25 - 1.65      31.53 - 32.06

   MFS Research
   2007...................  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 - 11.90
   2006...................  152      7.97 - 10.35      1,421       0.53         1.15 - 1.65       8.67 -  9.22
   2005...................  205      7.33 -  9.48      1,755       0.47         1.15 - 1.65       6.04 -  6.57
   2004...................  249      6.92 -  8.89      1,983       1.03         1.15 - 1.65      13.95 - 14.53
   2003...................  306      6.07 -  7.77      2,134       0.65         1.15 - 1.65      22.67 - 23.28

   MFS Research Bond
   2007...................  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -  2.91
   2006...................  173     14.02 - 14.44      2,489       4.09         1.25 - 1.65       2.35 -  2.76
   2005...................  214     13.70 - 14.05      2,997       5.20         1.25 - 1.65      -0.14 -  0.26
   2004...................  246     13.72 - 14.02      3,438       6.02         1.25 - 1.65       4.33 -  4.75
   2003...................  209     13.15 - 13.38      2,793       5.69         1.25 - 1.65       7.55 -  7.98

   MFS Utilities
   2007...................   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 - 26.43
   2006...................   20     17.52 - 18.00        350       1.73         1.15 - 1.65      29.12 - 79.97
   2005...................   13     13.57 - 13.80        173       0.52         1.35 - 1.65      15.28 - 35.71
   2004...................    8     11.83 - 11.97         96       1.43         1.35 - 1.69      28.02 - 28.45
   2003...................    8      9.24 -  9.31         74       1.91         1.37 - 1.69      33.62 - 34.07

Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts:
   MFS Emerging Growth (Service Class)
   2007...................   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 - 19.23
   2006...................   66      8.41 -  8.66        569       0.00         1.35 - 1.85       5.63 -  6.16
   2005...................   78      7.96 -  8.15        634       0.00         1.35 - 1.85       6.91 -  7.46
   2004...................   93      7.45 -  7.59        704       0.00         1.35 - 1.85      10.63 - 11.20
   2003...................   98      6.73 -  6.82        669       0.00         1.35 - 1.85      27.53 - 28.18

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation
                        Units     Unit Value     Net Assets  Investment    Expense Ratio**   Total Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the MFS
  Variable Insurance
  Trust (Service Class)
  Sub-Accounts
  (continued):
   MFS Investors Trust (Service Class)
   2007................    59   $11.16 - 11.55    $   676       0.63%        1.35 - 1.85%      7.99 -  8.54%
   2006................    72    10.34 - 10.64        759       0.26         1.35 - 1.85      10.61 - 11.18
   2005................    77     9.34 -  9.57        733       0.31         1.35 - 1.85       5.05 -  5.58
   2004................    87     8.90 -  9.06        790       0.43         1.35 - 1.85       9.07 -  9.63
   2003................    92     8.16 -  8.27        765       0.46         1.35 - 1.85      19.58 - 20.19

   MFS New Discovery (Service Class)
   2007................    71    10.05 - 10.39        739       0.00         1.35 - 1.85       0.35 -  0.86
   2006................   106    10.01 - 10.30      1,084       0.00         1.35 - 1.85      10.85 - 11.41
   2005................   116     9.03 -  9.25      1,075       0.00         1.35 - 1.85       3.09 -  3.62
   2004................   120    11.87 - 11.87      1,075       0.00         1.50 - 1.50       4.62 -  4.62
   2003................   120    11.34 - 11.34      1,031       0.00         1.50 - 1.50      31.43 - 31.43

   MFS Research (Service Class)
   2007................    41    10.92 - 11.29        456       0.51         1.35 - 1.85      10.83 - 11.40
   2006................    46     9.85 - 10.14        464       0.31         1.35 - 1.85       8.17 -  8.72
   2005................    47     9.11 -  9.32        439       0.30         1.35 - 1.85       5.59 -  6.12
   2004................    49     8.62 -  8.79        430       0.88         1.35 - 1.85      13.43 - 14.01
   2003................    51     7.60 -  7.71        397       0.38         1.35 - 1.85      22.07 - 22.69

   MFS Utilities (Service Class)
   2007................    96    17.77 - 18.38      2,075       0.86         1.35 - 1.85      25.19 - 25.83
   2006................   100    14.20 - 14.61      1,715       1.80         1.35 - 1.85      28.55 - 29.20
   2005................   102    11.04 - 11.31      1,352       0.68         1.35 - 1.85      14.42 - 15.00
   2004................    63    13.05 - 13.05        635       1.26         1.50 - 1.50      27.90 - 27.90
   2003................    78    10.21 - 10.21        614       1.99         1.50 - 1.50      33.54 - 33.54

Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Aggressive Equity
   2007................ 1,607    11.02 - 12.00     24,269       0.00         0.70 - 1.98      17.30 - 18.82
   2006................ 2,252     9.36 - 10.10     28,821       0.00         0.70 - 2.05       5.66 -  7.09
   2005................ 2,887     8.86 -  9.43     30,046       0.00         0.70 - 2.05      20.68 - 22.31
   2004................ 3,564     7.34 -  7.71     36,091       0.01         0.70 - 2.05      10.43 - 11.93
   2003................ 4,391     6.65 -  6.89     40,215       0.01         0.70 - 2.05      23.50 - 25.18

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                  For the year ended December 31,
                          ----------------------------------- ---------------------------------------------
                                   Accumulation               Investment      Expense            Total
                          Units     Unit Value     Net Assets   Income        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)     Ratio*   Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ---------- ----------------- -----------------
Investments in the Morgan
  Stanley Variable
  Investment Series
  Sub-Accounts
  (continued):
   Dividend Growth
   2007.................. 10,695  $11.98 - 13.97    $343,677     1.25%      0.70 - 2.05%      2.10 -  3.49%
   2006.................. 13,870   11.74 - 13.50     439,541     1.33       0.70 - 2.05       8.85 - 10.32
   2005.................. 18,424   10.78 - 12.24     545,559     1.26       0.70 - 2.05       3.47 -  4.87
   2004.................. 22,317   10.42 - 11.67     696,586     1.55       0.70 - 2.05       6.26 -  7.70
   2003.................. 27,375    9.81 - 10.83     820,639     1.85       0.70 - 2.05      25.30 - 27.00

   Equity
   2007..................  7,901   10.01 - 10.15     314,113     0.53       0.70 - 2.05      17.10 - 18.70
   2006.................. 10,130    8.43 -  8.67     351,734     0.00       0.70 - 2.05       2.08 -  3.46
   2005.................. 13,231    8.15 -  8.49     459,943     0.00       0.70 - 2.05      15.77 - 17.33
   2004.................. 14,403    6.95 -  7.34     511,428     0.40       0.70 - 2.05       8.89 - 10.37
   2003.................. 17,326    6.30 -  6.74     588,664     0.37       0.70 - 2.05      20.31 - 21.95

   European Growth
   2007..................  3,140   13.87 - 14.56     117,877     1.67       0.70 - 2.05      13.24 - 14.78
   2006..................  3,921   12.24 - 12.68     131,420     1.72       0.70 - 2.05      27.58 - 29.31
   2005..................  5,072    9.60 -  9.81     134,885     1.17       0.70 - 2.05       6.49 -  7.93
   2004..................  5,979    9.01 -  9.09     167,620     1.12       0.70 - 2.05      10.45 - 11.95
   2003..................  7,200    8.12 -  8.16     187,302     0.86       0.70 - 2.05      26.41 - 28.13

   Global Advantage
   2007..................  1,141   10.90 - 11.35      13,342     0.91       0.70 - 2.05      14.70 - 16.27
   2006..................  1,556    9.37 -  9.90      15,728     0.78       0.70 - 2.05      16.15 - 17.73
   2005..................  2,048    7.96 -  8.52      17,769     0.28       0.70 - 2.05       4.64 -  6.05
   2004..................  2,664    7.51 -  8.14      22,063     0.43       0.70 - 2.05      10.26 - 11.75
   2003..................  3,230    6.72 -  7.39      24,224     1.06       0.70 - 2.05      28.46 - 30.20

   Global Dividend Growth
   2007..................  5,011   15.44 - 17.51     126,523     1.96       0.70 - 2.05       4.84 -  6.27
   2006..................  6,387   14.73 - 16.48     154,443     1.98       0.70 - 2.05      19.47 - 21.09
   2005..................  8,403   12.33 - 13.61     169,963     1.63       0.70 - 2.05       4.19 -  5.60
   2004.................. 10,008   11.83 - 12.89     201,476     1.45       0.70 - 2.05      12.60 - 14.13
   2003.................. 11,608   10.51 - 11.29     209,033     1.91       0.70 - 2.05      29.39 - 31.15

   High Yield
   2007..................  1,685    6.40 -  8.30      20,551     6.67       0.70 - 2.05       2.05 -  3.44
   2006..................  2,215    6.19 -  8.13      26,456     6.92       0.70 - 2.05       7.08 -  8.53
   2005..................  2,986    5.70 -  7.60      33,636     6.98       0.70 - 2.05       0.12 -  1.47
   2004..................  3,956    5.62 -  7.59      46,919     7.46       0.70 - 2.05       7.61 -  9.08
   2003..................  4,896    5.15 -  7.05      54,254    10.14       0.70 - 2.05      25.14 - 26.84

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Income Builder
   2007..............  1,483  $14.22 - 15.87    $ 26,173      2.78%        0.70 - 2.05%      1.10 -  2.48%
   2006..............  1,893   14.06 - 15.49      32,764      2.59         0.70 - 2.05      11.90 - 13.42
   2005..............  2,399   12.57 - 13.66      37,101      2.63         0.70 - 2.05       4.79 -  6.21
   2004..............  3,118   11.99 - 12.86      46,418      3.61         0.70 - 2.05       8.71 - 10.19
   2003..............  3,590   11.03 - 11.67      49,256      3.09         0.70 - 2.05      18.39 - 20.00

   Information
   2006 (ag).........     --    N/A - N/A             --      0.00           --  - --         N/A - N/A
   2005..............    619    4.62 - 11.74       2,932      0.00         0.83 - 1.85      -1.24 - -0.23
   2004..............    859    4.79 - 11.77       4,091      0.00         0.83 - 2.05       1.44 -  2.69
   2003..............  1,036    4.72 - 11.46       4,837      0.00         0.83 - 2.05      57.81 - 59.75

   Limited Duration
   2007..............  2,071   11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -  2.22
   2006..............  2,750   11.04 - 12.33      32,271      4.68         0.70 - 1.85       2.37 -  3.56
   2005..............  3,545   10.78 - 11.91      40,508      3.87         0.70 - 1.85       0.01 -  1.16
   2004..............  4,395   10.61 - 11.77      50,056      4.12         0.70 - 2.05      -0.64 -  0.71
   2003..............  5,392   10.68 - 11.69      61,420      4.05         0.70 - 2.05       0.15 -  1.51

   Money Market
   2007..............  6,893   10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -  4.19
   2006..............  8,634   10.18 - 11.56     124,279      4.63         0.70 - 2.05       2.50 -  3.89
   2005..............  9,494    9.93 - 11.13     134,039      2.68         0.70 - 2.05       0.71 -  2.07
   2004.............. 11,900    9.86 - 10.90     166,792      0.79         0.70 - 2.05      -1.18 -  0.16
   2003.............. 16,876    9.98 - 10.89     237,222      0.66         0.70 - 2.05      -1.37 - -0.03

   Quality Income Plus
   2007..............  6,146   13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -  5.24
   2006..............  7,370   12.76 - 15.28     170,943      5.03         0.70 - 2.05       3.56 -  4.96
   2005..............  9,929   12.32 - 14.56     219,645      5.10         0.70 - 2.05       1.23 -  2.61
   2004.............. 12,316   12.17 - 14.19     276,600      5.45         0.70 - 2.05       3.09 -  4.49
   2003.............. 15,564   11.81 - 13.58     340,872      5.68         0.70 - 2.05       6.25 -  7.69

   S&P 500 Index
   2007..............  4,836   10.58 - 11.05      60,707      1.81         0.70 - 2.05       3.08 -  4.49
   2006..............  6,425   10.26 - 10.58      77,960      1.62         0.70 - 2.05      13.22 - 14.75
   2005..............  9,063    9.06 -  9.22      96,741      1.62         0.70 - 2.05       2.52 -  3.91
   2004.............. 11,740    8.84 -  8.87     122,996      0.96         0.70 - 2.05       8.35 -  9.82
   2003.............. 13,279    8.08 -  8.16     127,914      1.01         0.70 - 2.05      25.26 - 26.96

--------
(ag)For the period beginning January 1, 2006, and ending June 23, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts
  (continued):
   Strategist
   2007..............  6,556  $13.32 - 15.12    $204,331      2.75%        0.70 - 2.05%      6.42 -  7.87%
   2006..............  8,248   12.51 - 14.02     241,744      2.57         0.70 - 2.05      12.69 - 14.21
   2005.............. 10,340   11.10 - 12.27     271,309      1.90         0.70 - 2.05       6.13 -  7.57
   2004.............. 12,349   10.46 - 11.41     325,336      1.91         0.70 - 2.05       8.13 -  9.60
   2003.............. 14,584    9.68 - 10.41     366,549      1.65         0.70 - 2.05      23.68 - 25.36

   Utilities
   2007..............  4,165   11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 - 19.49
   2006..............  5,184   10.03 - 10.73     132,186      1.99         0.70 - 2.05      17.88 - 19.48
   2005..............  6,612    8.50 -  8.98     143,844      2.34         0.70 - 2.05      12.30 - 13.82
   2004..............  7,513    7.57 -  7.89     157,840      2.49         0.70 - 2.05      18.21 - 19.82
   2003..............  9,199    6.41 -  6.58     165,009      2.83         0.70 - 2.05      14.96 - 16.53

Investments in the
  Morgan Stanley
  Variable Investment
  Series
  (Class Y Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2007..............  2,335   19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 - 17.84
   2006..............  2,987   16.66 - 17.48      30,430      0.00         1.29 - 2.59       4.86 -  6.26
   2005..............  2,999   15.88 - 16.45      28,565      0.00         1.29 - 2.59      19.56 - 21.15
   2004..............  3,342   13.29 - 13.58      26,131      0.00         1.29 - 2.59       9.56 - 11.02
   2003..............  3,669   12.13 - 12.23      25,091      0.00         1.29 - 2.59      21.26 - 22.34

   Dividend Growth (Class Y Shares)
   2007..............  8,452   14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -  2.55
   2006.............. 10,201   14.19 - 14.90     129,082      1.12         1.29 - 2.59       7.97 -  9.40
   2005.............. 11,696   13.15 - 13.62     135,625      1.08         1.29 - 2.59       2.63 -  4.00
   2004.............. 11,891   12.81 - 13.10     132,693      1.43         1.29 - 2.59       5.41 -  6.81
   2003.............. 11,170   12.15 - 12.26     114,227      1.65         1.29 - 2.59      21.52 - 22.60

   Equity (Class Y Shares)
   2007..............  8,548   17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 - 17.69
   2006.............. 10,777   14.79 - 15.53     110,189      0.00         1.29 - 2.59       1.23 - 55.26
   2005.............. 12,195   14.61 - 15.14     119,287      0.00         1.29 - 2.59      14.85 - 16.38
   2004.............. 13,667   12.72 - 13.01     112,120      0.22         1.29 - 2.59       7.99 -  9.43
   2003.............. 14,125   11.78 - 11.88      98,665      0.14         1.29 - 2.59      17.80 - 18.84

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the Morgan
  Stanley Variable
  Investment Series
  (Class Y Shares) Sub-
  Accounts (continued):
   European Growth (Class Y Shares)
   2007.................. 2,706   $20.68 - 22.00    $39,508       1.47%        1.29 - 2.59%     12.34 - 13.85%
   2006.................. 3,485    18.41 - 19.32     44,439       1.49         1.29 - 2.59      26.52 - 28.21
   2005.................. 3,838    14.55 - 15.07     38,367       0.97         1.29 - 2.59       5.56 -  6.96
   2004.................. 4,429    13.78 - 14.09     41,305       0.98         1.29 - 2.59       9.57 - 11.03
   2003.................. 4,424    12.58 - 12.69     35,785       0.61         1.29 - 2.59      25.79 - 26.90

   Global Advantage (Class Y Shares)
   2007..................   857    18.56 - 19.75     10,007       0.68         1.29 - 2.59      13.65 - 15.17
   2006.................. 1,036    16.33 - 17.15     10,541       0.55         1.29 - 2.59      15.29 - 16.83
   2005.................. 1,190    14.17 - 14.68     10,387       0.05         1.29 - 2.59       3.69 -  5.07
   2004.................. 1,302    13.66 - 13.97     10,869       0.30         1.29 - 2.59       9.38 - 10.84
   2003.................. 1,276    12.49 - 12.60      9,194       0.74         1.29 - 2.59      24.92 - 26.03

   Global Dividend Growth (Class Y Shares)
   2007.................. 3,861    18.29 - 19.46     63,372       1.77         1.29 - 2.59       3.99 -  5.38
   2006.................. 4,671    17.59 - 18.47     72,767       1.74         1.29 - 2.59      18.46 - 20.04
   2005.................. 5,317    14.85 - 15.38     69,331       1.47         1.29 - 2.59       3.43 -  4.81
   2004.................. 5,319    14.36 - 14.68     65,871       1.37         1.29 - 2.59      11.68 - 13.17
   2003.................. 4,330    12.86 - 12.97     46,680       1.63         1.29 - 2.59      28.57 - 29.71

   High Yield (Class Y Shares)
   2007.................. 2,582    12.79 - 13.61     22,673       6.45         1.29 - 2.59       1.20 -  2.55
   2006.................. 3,372    12.64 - 13.27     28,708       6.71         1.29 - 2.59       6.19 -  7.61
   2005.................. 4,278    11.90 - 12.33     33,289       7.05         1.29 - 2.59      -0.71 -  0.61
   2004.................. 4,910    11.99 - 12.25     37,267       7.51         1.29 - 2.59       6.73 -  8.15
   2003.................. 5,305    11.23 - 11.33     33,806       8.97         1.29 - 2.59      12.32 - 13.31

   Income Builder (Class Y Shares)
   2007.................. 2,330    14.42 - 15.34     33,014       2.58         1.29 - 2.59       0.19 -  1.53
   2006.................. 3,086    14.39 - 15.11     43,341       2.37         1.29 - 2.59      11.02 - 12.49
   2005.................. 3,485    12.96 - 13.43     43,791       2.46         1.29 - 2.59       3.95 -  5.34
   2004.................. 3,881    12.47 - 12.75     46,473       3.55         1.29 - 2.59       7.85 -  9.29
   2003.................. 3,718    11.56 - 11.67     40,658       2.90         1.29 - 2.59      15.63 - 16.66

   Information (Class Y Shares)
   2006 (ag).............    --      N/A - N/A           --       0.00           --  -  --        N/A - N/A
   2005.................. 1,511    14.58 - 15.10      9,036       0.00         1.29 - 2.59      -2.38 - -1.09
   2004.................. 2,101    14.93 - 15.27     12,763       0.00         1.29 - 2.59       0.68 -  2.02
   2003.................. 2,271    14.83 - 14.96     13,028       0.00         1.29 - 2.59      48.33 - 49.65

--------
(ag)For the period beginning January 1, 2006, and ending June 23, 2006

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                    At December 31,                    For the year ended December 31,
                          ----------------------------------- ------------------------------------------------
                                   Accumulation                                  Expense            Total
                          Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                          (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                          ------ ----------------- ---------- ------------- ----------------- -----------------

Investments in the Morgan
  Stanley Variable
  Investment Series
  (Class Y Shares) Sub-
  Accounts (continued):
   Limited Duration (Class Y Shares)
   2007..................  9,079  $ 9.82 - 10.45    $ 97,624      5.00%        1.29 - 2.59%      0.12 -  1.47%
   2006.................. 10,388    9.81 - 10.29     110,355      4.47         1.29 - 2.59       1.34 -  2.69
   2005.................. 11,553    9.68 - 10.03     120,269      3.70         1.29 - 2.59      -1.11 -  0.20
   2004.................. 11,437    9.79 - 10.00     120,213      4.01         1.29 - 2.59      -1.45 - -0.13
   2003.................. 11,259    9.93 - 10.02     120,623      3.95         1.29 - 2.59      -0.70 -  0.18

   Money Market (Class Y Shares)
   2007..................  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -  3.31
   2006..................  9,658    9.80 - 10.29      99,058      4.44         1.29 - 2.59       1.66 -  3.01
   2005..................  9,420    9.64 -  9.99      94,188      2.51         1.29 - 2.59      1.21 -  -0.11
   2004..................  8,639    9.65 -  9.87      85,984      0.59         1.29 - 2.59     -1.99 -  -0.68
   2003..................  8,984    9.85 -  9.94      90,996      0.40         1.29 - 2.59     -1.52 -  -0.64

   Quality Income Plus (Class Y Shares)
   2007.................. 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -  4.36
   2006.................. 16,996   10.78 - 11.31     205,030      5.01         1.29 - 2.59       2.62 -  3.98
   2005.................. 16,194   10.50 - 10.88     191,363      4.85         1.29 - 2.59       0.41 -  1.75
   2004.................. 14,099   10.46 - 10.69     170,081      5.24         1.29 - 2.59       2.35 -  3.72
   2003.................. 11,264   10.22 - 10.31     136,406      5.95         1.29 - 2.59       2.20 -  3.11

   S&P 500 Index (Class Y Shares)
   2007.................. 11,519   15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -  3.64
   2006.................. 13,991   14.73 - 15.46     161,681      1.43         1.29 - 2.59      12.24 - 13.73
   2005.................. 15,651   13.12 - 13.60     157,007      1.40         1.29 - 2.59       1.74 -  3.09
   2004.................. 16,146   12.90 - 13.19     151,930      0.81         1.29 - 2.59       7.44 -  8.87
   2003.................. 15,307   12.01 - 12.11     127,061      0.82         1.29 - 2.59      20.07 - 21.14

   Strategist (Class Y Shares)
   2007..................  6,083   15.89 - 16.91      85,755      2.54         1.29 - 2.59       5.55 -  6.97
   2006..................  7,497   15.06 - 15.81      98,826      2.40         1.29 - 2.59      11.79 - 13.27
   2005..................  8,176   13.47 - 13.95      94,837      1.72         1.29 - 2.59       5.27 -  6.67
   2004..................  8,876   12.79 - 13.08      95,972      1.74         1.29 - 2.59       7.26 -  8.70
   2003..................  8,863   11.93 - 12.03      87,272      1.45         1.29 - 2.59      19.28 - 20.34

   Utilities (Class Y Shares)
   2007..................  2,333   20.35 - 21.65      30,831      1.63         1.29 - 2.59      16.92 - 18.48
   2006..................  2,977   17.40 - 18.27      33,317      1.79         1.29 - 2.59      16.93 - 18.48
   2005..................  3,375   14.88 - 15.42      32,047      2.19         1.29 - 2.59      11.40 - 12.88
   2004..................  3,569   13.36 - 13.66      29,343      2.33         1.29 - 2.59      17.17 - 18.73
   2003..................  3,738   11.40 - 11.51      25,295      2.70         1.29 - 2.59      14.04 - 15.05

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
Neuberger & Berman
  Advisors Management
  Trust Sub-Accounts:
   AMT Guardian
   2007...............    --   $   --  -   --    $    --       0.00%        0.00 - 0.00%      0.00 -  0.00%
   2006...............    --       --  -   --         --       0.00         0.00 - 0.00       0.00 -  0.00
   2005...............    --       --  -   --         --       0.00         0.00 - 0.00       0.00 -  0.00
   2004...............     1    12.62 - 12.62         10       0.13         1.59 - 1.59      13.99 - 13.99
   2003...............     1    11.07 - 11.07          7       0.83         1.59 - 1.59      29.68 - 29.68

   AMT Mid-Cap Growth
   2007...............   < 1    18.97 - 18.97          6       0.00         1.59 - 1.59      20.59 - 20.59
   2006...............   < 1    15.73 - 16.01          7       0.00         1.37 - 1.59      12.89 - 13.14
   2005...............     2    13.93 - 14.38         32       0.00         1.15 - 1.59      11.95 - 12.44
   2004...............     2    12.45 - 12.79         28       0.00         1.15 - 1.59      14.47 - 14.98
   2003...............     2    10.87 - 11.12         25       0.00         1.15 - 1.59      26.05 - 26.61

   AMT Partners
   2007...............     7    16.57 - 16.57        120       0.58         1.59 - 1.59       7.60 -  7.60
   2006...............     9    15.40 - 15.40        142       0.67         1.59 - 1.59      10.48 - 10.48
   2005...............    11    13.94 - 13.94        159       0.96         1.59 - 1.59      16.19 - 16.19
   2004...............    12    12.00 - 12.00        140       0.01         1.59 - 1.59      17.10 - 17.10
   2003...............    12    10.25 - 10.25        121       0.00         1.59 - 1.59      32.96 - 32.96

Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts:
   Oppenheimer Balanced
   2007...............   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -  2.59
   2006...............   583    12.42 - 14.25      8,116       2.33         1.15 - 1.85       9.10 -  9.88
   2005...............   808    11.38 - 12.97     10,497       1.81         1.15 - 1.85       1.97 -  2.70
   2004...............   948    11.16 - 12.63     12,084       1.04         1.15 - 1.85       8.06 -  8.84
   2003............... 1,032    10.33 - 11.60     12,224       2.89         1.15 - 1.85      22.65 - 23.53

   Oppenheimer Capital Appreciation
   2007...............   919    10.27 - 12.79     11,166       0.23         1.15 - 1.85      12.03 - 12.84
   2006............... 1,171     9.17 - 11.33     12,520       0.38         1.15 - 1.85       5.96 -  6.72
   2005............... 1,368     8.65 - 10.62     13,704       0.91         1.15 - 1.85       3.16 -  3.90
   2004............... 1,553    10.58 - 10.81     14,953       0.31         1.25 - 1.65       5.19 -  5.61
   2003............... 1,581    10.06 - 10.24     14,409       0.35         1.25 - 1.65      28.80 - 29.32

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds Sub-
  Accounts (continued):
   Oppenheimer Core Bond
   2007................   274   $13.89 - 14.36    $ 3,908       5.19%        1.25 - 1.65%      2.67 -  3.09%
   2006................   295    13.52 - 13.93      4,089       5.42         1.25 - 1.65       3.56 -  3.97
   2005................   347    13.06 - 13.40      4,634       5.38         1.25 - 1.65       0.91 -  1.32
   2004................   399    12.94 - 13.22      5,253       4.64         1.25 - 1.65       3.77 -  4.18
   2003................   386    12.47 - 12.69      4,894       4.79         1.25 - 1.65       5.03 -  5.45

   Oppenheimer Global Securities
   2007................   578    15.75 - 20.99     11,553       1.40         1.15 - 1.85       4.34 -  5.10
   2006................   635    15.10 - 19.97     12,151       1.05         1.15 - 1.85      15.52 - 16.35
   2005................   731    13.07 - 17.16     12,029       1.00         1.15 - 1.85      12.20 - 13.00
   2004................   788    15.96 - 16.31     11,428       1.21         1.25 - 1.65      17.21 - 17.68
   2003................   857    13.61 - 13.86     10,485       0.67         1.25 - 1.65      40.68 - 41.25

   Oppenheimer High Income
   2007................   133    12.96 - 13.18      1,743       7.40         1.25 - 1.45      -1.55 - -1.35
   2006................   144    13.16 - 13.36      1,908       7.32         1.25 - 1.45       7.85 -  8.07
   2005................   161    12.05 - 12.36      1,982       6.77         1.25 - 1.65       0.64 -  1.05
   2004................   174    11.97 - 12.23      2,117       5.84         1.25 - 1.65       7.18 -  7.61
   2003................   137    11.17 - 11.37      1,548       5.98         1.25 - 1.65      11.67 - 22.42

   Oppenheimer Main Street
   2007................   542    11.56 - 11.71      6,186       1.09         1.15 - 1.85       2.48 -  3.22
   2006................   751    11.19 - 11.43      8,286       1.20         1.15 - 1.85      12.90 - 13.71
   2005................   973     9.84 - 10.12      9,394       1.39         1.15 - 1.85       4.02 -  4.77
   2004................ 1,169     9.40 -  9.73     10,777       0.84         1.15 - 1.85       7.43 -  8.21
   2003................ 1,307     8.68 -  9.06     11,121       0.92         1.15 - 1.85      24.38 - 25.27

   Oppenheimer Main Street Small Cap Growth
   2007................   189    20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 - -2.44
   2006................   218    21.02 - 21.65      4,716       0.16         1.25 - 1.65      13.12 - 13.57
   2005................   238    18.58 - 19.06      4,521       0.00         1.25 - 1.65       8.13 -  8.56
   2004................   256    17.18 - 17.56      4,484       0.00         1.25 - 1.65      17.47 - 17.94
   2003................   230    14.63 - 14.89      3,423       0.00         1.25 - 1.65      42.00 - 42.57

   Oppenheimer MidCap Fund
   2007................   208    10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -  5.11
   2006................   290     9.71 - 10.07      2,481       0.00         1.15 - 1.85       1.06 -  1.78
   2005................   351     9.54 -  9.97      2,923       0.00         1.15 - 1.85      10.26 - 11.05
   2004................   397     8.59 -  9.04      2,956       0.00         1.15 - 1.85      17.56 - 18.41
   2003................   431     7.26 -  7.69      2,741       0.00         1.15 - 1.85      23.27 - 24.16

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds Sub-
  Accounts (continued):
   Oppenheimer Strategic Bond
   2007.................   405   $15.03 - 16.65    $ 6,438       3.77%        1.15 - 2.00%      7.49 -  8.43%
   2006.................   426    13.98 - 15.36      6,285       4.52         1.15 - 2.00       5.34 -  6.26
   2005.................   519    13.27 - 14.45      7,252       4.52         1.15 - 2.00       1.50 - 32.72
   2004.................   565    13.32 - 14.24      7,816       5.17         1.15 - 1.85       6.66 -  7.43
   2003.................   669    12.48 - 13.25      8,643       6.02         1.15 - 1.85      15.89 - 16.72

Investments in the
  Oppenheimer Variable
  Account Funds (Service
  Class ("SC"))
  Sub-Accounts:
   Oppenheimer Balanced (SC)
   2007................. 2,462    15.26 - 16.34     39,598       2.43         1.29 - 2.59       0.79 -  2.14
   2006................. 2,694    15.14 - 15.99     42,541       1.92         1.29 - 2.59       7.99 -  9.43
   2005................. 2,791    14.02 - 14.61     40,379       1.52         1.29 - 2.59       1.00 -  2.34
   2004................. 2,497    13.88 - 14.28     35,401       0.78         1.29 - 2.59       8.38 - 38.83
   2003................. 1,346    13.02 - 13.18     17,658       0.00         1.29 - 2.34      30.21 - 31.76

   Oppenheimer Capital Appreciation (SC)
   2007................. 5,117    15.00 - 16.04     80,890       0.01         1.29 - 2.69      10.78 - 12.38
   2006................. 5,621    13.54 - 14.27     79,301       0.19         1.29 - 2.69       4.79 -  6.30
   2005................. 5,122    12.92 - 13.42     68,185       0.58         1.29 - 2.69       2.05 -  3.51
   2004................. 3,109    12.66 - 12.97     40,076       0.20         1.29 - 2.69       3.75 -  5.24
   2003 (ak)............ 1,236    12.23 - 12.32     15,196       0.00         1.29 - 2.64      22.35 - 23.23

   Oppenheimer Core Bond (SC)
   2007................. 5,214    10.44 - 10.88     56,223       4.34         1.29 - 2.54       1.43 -  2.74
   2006................. 3,076    10.29 - 10.59     32,374       1.98         1.29 - 2.54       2.88 -  3.58
   2005.................   658    10.07 - 10.22      6,697       1.81         1.29 - 2.44       0.73 -  1.02
   2004 (al)............    68    10.10 - 10.12        687       0.00         1.29 - 2.09       0.97 -  1.18

   Oppenheimer Global Securities (SC)
   2007................. 1,975    21.51 - 22.96     44,656       1.18         1.29 - 2.54       3.37 -  4.71
   2006................. 2,040    20.80 - 21.92     44,168       0.86         1.29 - 2.54      14.39 - 15.85
   2005................. 1,931    18.19 - 18.92     36,192       0.75         1.29 - 2.54      11.17 - 12.59
   2004................. 1,671    16.36 - 16.81     27,890       1.06         1.29 - 2.54      17.35 - 63.59
   2003.................   945    14.20 - 14.32     13,485       0.00         1.29 - 1.99      42.00 - 43.23

--------
(ak)For the period beginning May 1, 2003, and ended December 31, 2003
(al)For the period beginning October 1, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds (Service
  Class ("SC")) Sub-
  Accounts (continued):
   Oppenheimer High Income (SC)
   2007................. 2,526   $13.95 - 14.93    $ 37,113      7.13%        1.29 - 2.59%    -3.06 -  -1.76%
   2006................. 2,719    14.39 - 15.19      40,761      7.14         1.29 - 2.59       6.41 -  7.82
   2005................. 2,743    13.52 - 14.09      38,255      5.88         1.29 - 2.59      -0.63 -  0.69
   2004................. 2,292    13.61 - 13.99      31,835      4.80         1.29 - 2.59       7.33 - 36.05
   2003................. 1,079    12.95 - 13.04      14,015      0.00         1.29 - 1.89      29.46 - 30.39

   Oppenheimer Main Street (SC)
   2007................. 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -  2.80
   2006................. 7,324    15.27 - 16.20     117,037      0.94         1.29 - 2.69      11.68 - 13.28
   2005................. 6,155    13.67 - 14.30      87,051      0.96         1.29 - 2.69       2.90 -  4.38
   2004................. 4,263    13.29 - 13.70      57,933      0.62         1.29 - 2.69       6.21 -  7.74
   2003................. 2,868    12.56 - 12.71      36,308      0.00         1.29 - 2.34      25.63 - 27.13

   Oppenheimer Main Street Small Cap Growth (SC)
   2007................. 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 - -2.67
   2006................. 2,636    20.15 - 21.28      55,315      0.02         1.29 - 2.59      11.70 - 13.18
   2005................. 2,340    18.04 - 18.80      43,534      0.00         1.29 - 2.59       6.88 -  8.30
   2004................. 1,714    16.88 - 17.36      29,516      0.00         1.29 - 2.59      16.09 - 17.64
   2003................. 1,040    14.65 - 14.75      15,279      0.00         1.29 - 1.89      46.50 - 47.55

   Oppenheimer MidCap Fund (SC)
   2007................. 1,246    16.19 - 17.24      21,104      0.00         1.29 - 2.49       3.38 -  4.66
   2006................. 1,382    15.66 - 16.47      22,453      0.00         1.29 - 2.49       0.15 -  1.38
   2005................. 1,215    15.61 - 16.25      19,532      0.00         1.29 - 2.54       9.15 - 10.54
   2004.................   946    14.31 - 14.70      13,794      0.00         1.29 - 2.54      16.40 - 17.89
   2003.................   580    12.38 - 12.47       7,195      0.00         1.29 - 1.84      23.84 - 24.68

   Oppenheimer Strategic Bond (SC)
   2007................. 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -  8.13
   2006................. 9,618    13.20 - 14.00     132,951      4.00         1.29 - 2.69       4.36 -  5.85
   2005................. 8,740    12.65 - 13.22     114,446      3.64         1.29 - 2.69      -0.27 -  1.16
   2004................. 6,045    12.68 - 13.07      78,449      3.76         1.29 - 2.69       5.52 -  7.04
   2003................. 2,662    12.11 - 12.21      32,367      0.00         1.29 - 1.99      21.08 - 22.13

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                     At December 31,                    For the year ended December 31,
                           ----------------------------------- ------------------------------------------------
                                    Accumulation                                  Expense            Total
                           Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                           (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the PIMCO
  Advisors Variable
  Insurance Trust
  Sub-Accounts:
   OpCap Balanced
   2007...................    1    $11.22 - 11.22      $10         1.40%        1.50 - 1.50%     -5.88 - -5.88%
   2006...................    1     11.92 - 11.92       10         0.80         1.50 - 1.50       9.14 -  9.14
   2005...................    1     10.92 - 10.92        9         0.28         1.50 - 1.50       1.20 -  1.20
   2004 (ai)..............    1     10.79 - 10.79       10         0.00         1.50 - 1.50       7.94 -  7.94

   OpCap Small Cap
   2007...................  < 1     18.08 - 18.08        2         0.00         1.50 - 1.50      -0.94 - -0.94
   2006...................  < 1     18.26 - 18.26        2         0.00         1.50 - 1.50      22.23 - 22.23
   2005...................  < 1     14.94 - 14.94        2         0.00         1.50 - 1.50      -1.44 - -1.44
   2004...................  < 1     15.15 - 15.15        2         0.04         1.50 - 1.50      16.11 - 16.11
   2003...................  < 1     13.05 - 13.05        1         0.00         1.50 - 1.50      40.52 - 40.52

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Account:
   Foreign Bond
   2007...................  < 1     11.96 - 11.96        3         3.30         1.50 - 1.50       2.07 -  2.07
   2006...................  < 1     11.72 - 11.72        3         3.19         1.50 - 1.50       0.66 -  0.66
   2005...................  < 1     11.64 - 11.64        3         2.62         1.50 - 1.50       3.57 -  3.57
   2004...................  < 1     11.24 - 11.24        2         1.92         1.50 - 1.50       3.98 -  3.98
   2003...................  < 1     10.81 - 10.81        2         1.40         1.50 - 1.50       0.72 -  0.72

   Money Market
   2007...................    2     10.63 - 10.63       25         4.34         1.50 - 1.50       3.30 -  3.30
   2006...................    1     10.29 - 10.29        9         4.50         1.50 - 1.50       3.05 -  3.05
   2005...................    1      9.99 -  9.99        9         1.89         1.50 - 1.50       1.23 -  1.23
   2004...................    2      9.86 -  9.86       18         0.91         1.50 - 1.50      -0.63 - -0.63
   2003...................    1      9.93 -  9.93       14         0.71         1.50 - 1.50      -0.79 - -0.79

   PIMCO Total Return
   2007...................    1     12.67 - 12.67       15         4.83         1.50 - 1.50       7.13 -  7.13
   2006...................    1     11.83 - 11.83       13         4.56         1.50 - 1.50       2.30 -  2.30
   2005...................    1     11.56 - 11.56       10         5.05         1.50 - 1.50       0.91 -  0.91
   2004...................  < 1     11.46 - 11.46        1         1.76         1.50 - 1.50       3.31 -  3.31
   2003...................  < 1     11.09 - 11.09        1         1.71         1.50 - 1.50       3.46 -  3.46

--------
(ai)For the period beginning April 30, 2004, and ended December 31, 2004

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Accounts
  (continued):
   PIMCO VIT Commodity Real Return Strategy
   2007................   226   $11.34 - 11.57    $ 2,599       4.29%        1.29 - 2.44%      20.12 - 21.55%
   2006 (af)...........   214     9.44 -  9.52      2,034       5.88         1.29 - 2.44       -5.58 - -4.83

   PIMCO VIT Emerging Markets Bond (Admin Shares)
   2007................    66    10.98 - 11.20        740       6.02         1.29 - 2.44        3.14 -  4.36
   2006 (af)...........    43    10.65 - 10.73        458       3.30         1.29 - 2.44        6.48 -  7.32

   PIMCO VIT Real Return (Advisor Shares)
   2007................   895    10.90 - 11.07      9,823       5.21         1.29 - 2.19        8.14 -  9.14
   2006 (af)...........   178    10.08 - 10.15      1,798       2.98         1.29 - 2.19        0.84 -  1.46

   PIMCO VIT Total Return (Advisor Shares)
   2007................ 2,169    10.87 - 11.08     23,862       5.08         1.29 - 2.39        6.05 -  7.25
   2006 (af)........... 1,168    10.25 - 10.33     12,031       3.13         1.29 - 2.39        2.51 -  3.29

Investments in the
  Putnam Variable Trust
  Sub-Accounts:
   VT American Government Income
   2007................ 3,631    12.66 - 14.47     47,951       4.83         0.80 - 2.15        6.02 -  7.49
   2006................ 4,029    11.94 - 13.46     49,819       4.18         0.80 - 2.15        1.01 -  2.40
   2005................ 4,674    11.82 - 13.14     56,674       3.27         0.80 - 2.15       -0.82 -  0.55
   2004................ 5,447    11.92 - 13.07     66,003       3.83         0.80 - 2.15        0.45 -  1.84
   2003................ 6,916    11.87 - 12.83     83,025       2.44         0.80 - 2.15       -0.63 -  0.74

   VT Capital Appreciation
   2007................ 1,468     8.46 -  9.32     13,118       0.15         0.80 - 2.15      -8.96 -  -7.70
   2006................ 1,670     9.29 - 10.10     16,265       0.11         0.80 - 2.15        9.91 - 11.43
   2005................ 1,917     8.45 -  9.06     16,847       0.43         0.80 - 2.15        5.56 -  7.02
   2004................ 2,103     8.01 -  8.47     17,376       0.00         0.80 - 2.15       12.24 - 13.78
   2003................ 2,142     7.14 -  7.44     15,653       0.00         0.80 - 2.15       22.11 - 23.80

   VT Capital Opportunities
   2007................   382    16.25 - 17.03      6,344       0.00         0.80 - 1.80     -11.19 - -10.28
   2006................   446    18.29 - 18.98      8,302       0.09         0.80 - 1.80       13.15 - 14.30
   2005................   393    16.04 - 16.61      6,431       0.00         0.80 - 2.10        9.28 - 60.37
   2004................   233    14.95 - 15.20      3,508       4.42         0.80 - 1.80       16.00 - 17.18
   2003 (ak)...........   105    12.88 - 12.97      1,361       0.00         0.80 - 1.80       28.84 - 29.72

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Discovery Growth
   2007.............  2,620  $ 5.71 -  6.29    $ 16,059      0.00%        0.80 - 2.15%      7.93 -  9.43%
   2006.............  2,971    5.29 -  5.75      16,757      0.00         0.80 - 2.15       8.69 - 10.18
   2005.............  3,413    4.87 -  5.22      17,568      0.00         0.80 - 2.15       4.95 -  6.39
   2004.............  4,137    4.64 -  4.91      20,140      0.00         0.80 - 2.15       5.26 -  6.72
   2003.............  4,528    4.41 -  4.60      20,769      0.00         0.80 - 2.15     -55.93 - 30.95

   VT Diversified Income
   2007.............  4,904   13.97 - 15.64      71,148      5.14         0.80 - 2.15       1.88 -  3.29
   2006.............  5,915   13.71 - 15.14      83,598      5.74         0.80 - 2.15       4.01 -  5.45
   2005.............  6,486   13.18 - 14.36      87,435      7.39         0.80 - 2.15       0.84 -  2.23
   2004.............  6,968   13.07 - 14.05      92,393      9.33         0.80 - 2.15       6.85 -  8.33
   2003.............  7,546   12.23 - 12.97      92,890      8.88         0.80 - 2.15      17.47 - 19.09

   VT Equity Income
   2007.............  2,132   15.88 - 16.93      35,171      1.40         0.80 - 2.15       0.96 -  2.36
   2006.............  2,267   15.73 - 16.54      36,750      1.08         0.80 - 2.15      16.30 - 17.90
   2005.............  2,057   13.53 - 14.03      28,456      0.96         0.80 - 2.15       3.24 -  4.66
   2004.............  1,611   13.10 - 13.41      21,402      0.00         0.80 - 2.15      10.92 - 31.03
   2003 (ak)........    786   11.99 - 12.09       9,460      0.66         0.80 - 2.00      19.88 - 20.86

   VT The George Putnam Fund of Boston
   2007............. 13,315   13.64 - 13.71     176,035      2.89         0.80 - 2.69      -1.78 -  0.14
   2006............. 16,006   13.69 - 13.89     211,492      2.56         0.80 - 2.69       8.92 - 11.03
   2005............. 19,864   12.33 - 12.75     237,197      2.01         0.80 - 2.69       1.21 -  3.17
   2004............. 20,326   11.95 - 12.60     235,336      1.86         0.80 - 2.69       5.30 -  7.34
   2003............. 19,241   11.24 - 12.16     206,716      0.00         1.29 - 2.59      12.42 - 21.58

   VT Global Asset Allocation
   2007.............  3,664   12.57 - 15.05      49,585      0.54         0.80 - 2.59       0.26 -  2.11
   2006.............  3,913   12.31 - 15.01      51,614      2.53         0.80 - 2.59       9.94 - 11.96
   2005.............  3,355   10.99 - 13.65      39,386      1.08         0.80 - 2.59       4.21 -  6.12
   2004.............  2,842   10.36 - 13.10      30,774      2.74         0.80 - 2.59       6.28 -  8.24
   2003.............  2,429   12.40 - 12.51      23,896      0.00         1.29 - 1.99      24.02 - 25.10

   VT Global Equity
   2007.............  5,116    7.51 - 10.46      53,911      2.20         0.80 - 2.15       6.67 -  8.15
   2006.............  6,002    7.04 -  9.67      59,229      0.34         0.80 - 2.15      20.58 - 22.23
   2005.............  6,652    5.84 -  7.91      54,086      0.79         0.80 - 2.15       6.45 -  7.91
   2004.............  7,523    5.48 -  7.33      57,172      1.99         0.80 - 2.15      11.24 - 12.77
   2003.............  8,402    4.93 -  6.50      57,065      0.94         0.80 - 2.15      26.45 - 28.20

--------
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Growth and Income
   2007............. 34,907  $12.99 - 15.27    $410,138      1.43%        0.70 - 2.69%     -8.58 - -6.70%
   2006............. 44,194   13.92 - 16.70     557,237      1.56         0.70 - 2.69      12.80 - 15.10
   2005............. 53,314   12.09 - 14.80     585,599      1.57         0.70 - 2.69       2.41 -  4.50
   2004............. 60,631   11.57 - 14.46     638,184      1.57         0.70 - 2.69       8.12 - 10.34
   2003............. 65,400   10.49 - 12.22     621,839      1.62         0.70 - 2.44      22.22 - 26.49

   VT Growth Opportunities
   2007.............  3,715    4.52 -  5.04      17,940      0.06         0.80 - 2.15       3.13 -  4.56
   2006.............  4,517    4.38 -  4.82      20,995      0.06         0.80 - 2.15       6.23 -  7.69
   2005.............  5,332    4.12 -  4.48      23,150      0.63         0.80 - 2.15       1.87 -  3.28
   2004.............  6,236    4.05 -  4.33      26,369      0.00         0.80 - 2.15      -0.44 -  0.93
   2003.............  6,739    4.07 -  4.29      28,422      0.00         0.80 - 2.15     -59.35 - 22.07

   VT Health Sciences
   2007.............  4,274   12.57 - 12.99      51,583      0.86         0.80 - 2.49      -3.09 - -1.40
   2006.............  5,445   12.97 - 13.17      67,227      0.32         0.80 - 2.49       0.24 -  1.97
   2005.............  6,508   12.92 - 12.94      79,355      0.06         0.80 - 2.49      10.39 - 12.29
   2004.............  7,307   11.50 - 11.72      79,846      0.18         0.80 - 2.49       4.46 -  6.27
   2003.............  7,941   11.24 - 11.37      81,918      0.00         1.29 - 2.34      12.39 - 13.73

   VT High Yield
   2007.............  5,637   15.01 - 15.42      84,132      8.15         0.80 - 2.59       0.12 -  1.97
   2006.............  6,642   14.72 - 15.40      97,207      7.59         0.80 - 2.59       7.67 -  9.64
   2005.............  7,310   13.43 - 14.31      97,237      8.04         0.80 - 2.59       0.43 -  2.27
   2004.............  7,790   13.13 - 14.24     100,363      7.97         0.80 - 2.59       9.66 - 42.44
   2003.............  8,620   13.33 - 13.43     100,371      4.98         1.29 - 1.89      33.33 - 34.28

   VT Income
   2007............. 16,149   10.96 - 14.29     200,711      5.31         0.80 - 2.59       2.48 -  4.38
   2006............. 17,751   10.69 - 13.69     214,023      4.26         0.80 - 2.59       1.82 -  3.69
   2005............. 17,575   10.50 - 13.20     208,386      3.13         0.80 - 2.59      -0.28 -  1.54
   2004............. 16,891   10.53 - 13.00     201,496      4.05         0.80 - 2.59       3.60 -  5.30
   2003............. 16,918   10.43 - 10.51     198,574      0.00         1.29 - 1.89       4.30 -  5.07

   VT International Equity
   2007............. 19,162   13.62 - 20.43     314,634      2.98         0.70 - 2.59       5.55 -  7.61
   2006............. 21,968   12.65 - 19.36     332,657      0.60         0.70 - 2.59      24.42 - 26.83
   2005............. 22,597    9.98 - 15.56     268,560      1.40         0.70 - 2.59       9.30 - 11.42
   2004............. 23,292    8.96 - 14.24     247,472      1.42         0.70 - 2.59      13.19 - 15.38
   2003............. 24,059    7.76 - 12.58     220,214      0.79         0.70 - 2.59      25.77 - 27.63

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense
                     Units     Unit Value     Net Assets  Investment        Ratio**       Total Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT International Growth and Income
   2007.............  3,773  $15.18 - 17.78    $ 65,688      1.86%        0.80 - 2.15%      4.69 -  6.15%
   2006.............  4,476   14.50 - 16.75      73,975      1.15         0.80 - 2.15      24.50 - 26.21
   2005.............  4,420   11.64 - 13.27      58,280      0.81         0.80 - 2.15      11.65 - 13.19
   2004.............  4,427   10.43 - 11.72      51,803      1.15         0.80 - 2.15      18.38 - 20.01
   2003.............  3,946   12.55 - 12.55      38,739      1.40         1.50 - 1.50      35.78 - 35.78

   VT International New Opportunities
   2007.............  3,053    8.95 - 13.14      39,492      0.89         0.80 - 2.15      10.77 - 12.30
   2006.............  3,427    8.08 - 11.70      40,874      1.30         0.80 - 2.15      23.43 - 25.13
   2005.............  3,636    6.55 -  9.35      35,417      0.64         0.80 - 2.15      15.83 - 17.42
   2004.............  3,533    5.65 -  7.96      29,412      0.97         0.80 - 2.15      10.91 - 12.44
   2003.............  3,723    5.10 -  7.08      27,875      0.29         0.80 - 2.15      30.35 - 32.14

   VT Investors
   2007............. 14,393    8.54 - 14.50     128,941      0.37         0.80 - 2.44     -7.49 -  -5.93
   2006............. 18,055    9.08 - 15.68     172,343      0.41         0.80 - 2.44      11.16 - 13.02
   2005............. 20,335    8.03 - 14.10     170,024      0.99         0.80 - 2.44       6.16 -  7.94
   2004............. 23,064    7.44 - 13.28     177,118      0.46         0.80 - 2.44       9.89 - 11.74
   2003............. 25,682   12.09 - 12.18     176,160      0.00         1.29 - 2.44      20.89 - 21.84

   VT Mid Cap Value
   2007.............    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15      -0.51 -  0.87
   2006.............  1,083   17.81 - 18.72      19,862      0.22         0.80 - 2.15      12.60 - 14.15
   2005.............    983   15.81 - 16.40      15,895      0.18         0.80 - 2.15      10.03 - 11.54
   2004.............    568   14.37 - 14.70       8,269      0.00         0.80 - 2.15      12.96 - 14.52
   2003 (ak)........    208   12.72 - 12.84       2,666      0.53         0.80 - 2.15      27.23 - 28.40

   VT Money Market
   2007............. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -  3.97
   2006............. 14,482    9.75 - 11.46     150,672      4.27         0.80 - 2.54      -2.54 -  3.54
   2005.............  9,815    9.57 - 11.07      99,786      2.61         0.80 - 2.59      -0.12 -  1.71
   2004.............  7,635    9.58 - 10.88      77,879      0.66         0.80 - 2.59     -4.24 -  -0.15
   2003.............  8,105    9.75 -  9.91      84,932      0.07         1.29 - 2.69     -2.45 -  -0.86

   VT New Opportunities
   2007............. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -  4.89
   2006............. 13,161    7.96 - 16.22     109,501      0.00         0.80 - 2.69       5.65 -  7.69
   2005............. 15,595    7.39 - 15.35     121,531      0.11         0.80 - 2.69       7.05 -  9.12
   2004............. 17,915    6.77 - 14.34     128,471      0.00         0.80 - 2.69       7.34 -  9.43
   2003............. 20,301   13.42 - 13.58     132,129      0.00         1.29 - 2.34      34.20 - 35.80

--------
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                               At December 31,                    For the year ended December 31,
                     ----------------------------------- ------------------------------------------------
                              Accumulation                                  Expense            Total
                     Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                     (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                     ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT New Value
   2007............. 10,280  $11.36 - 17.36    $164,993      1.21%        0.80 - 2.59%      -7.37 - -5.65%
   2006............. 11,867   12.26 - 18.40     201,899      1.05         0.80 - 2.59       13.02 - 15.09
   2005............. 11,846   10.85 - 15.98     177,051      0.80         0.80 - 2.59        5.05 -  8.51
   2004............. 10,073   15.22 - 16.24     144,451      0.80         0.80 - 2.59       14.50 - 62.44
   2003.............  9,303   14.51 - 14.51     115,740      0.00         2.14 - 2.14       45.11 - 45.11

   VT OTC & Emerging Growth
   2007.............  5,172    2.62 -  5.15      26,995      0.00         0.80 - 2.10       10.31 - 11.78
   2006.............  6,258    2.37 -  4.61      29,518      0.00         0.80 - 2.10       10.05 - 11.51
   2005.............  7,201    2.15 -  4.13      30,905      0.00         0.80 - 2.10        5.60 -  7.00
   2004.............  8,536    2.04 -  3.86      34,313      0.00         0.80 - 2.10        6.25 -  7.66
   2003.............  9,070    1.92 -  3.59      34,595      0.00         0.80 - 2.10       32.87 - 34.63

   VT Research
   2007.............  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25
   2006.............  8,102   10.20 - 15.25      84,868      0.56         0.80 - 2.34        8.71 - 10.42
   2005.............  9,811    9.24 - 13.96      93,506      0.84         0.80 - 2.49        2.40 -  4.17
   2004............. 11,404    8.87 - 13.63     104,637      0.00         0.80 - 2.49        4.88 -  6.70
   2003............. 12,617   13.15 - 13.15     108,268      0.00         1.49 - 1.49       31.48 - 31.48

   VT Small Cap Value
   2007.............  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33
   2006.............  7,373   16.19 - 16.92     164,020      0.33         0.70 - 2.30       14.64 - 16.48
   2005.............  8,460   14.13 - 14.53     164,487      0.17         0.70 - 2.30        4.58 -  6.29
   2004.............  9,526   13.51 - 13.67     176,588      0.34         0.70 - 2.30       23.31 - 25.33
   2003............. 10,165   10.91 - 10.95     152,271      0.33         0.70 - 2.30        9.54 - 48.60

   VT Utilities Growth and Income
   2007.............  2,932   15.68 - 25.11      48,605      1.77         0.80 - 2.69       16.70 - 18.98
   2006.............  3,637   13.17 - 21.51      50,959      2.86         0.80 - 2.69       23.63 - 26.02
   2005.............  4,306   10.45 - 17.40      48,184      1.93         0.80 - 2.69        5.66 -  7.71
   2004.............  4,572    9.71 - 16.47      47,881      2.12         0.80 - 2.69       18.33 - 20.63
   2003.............  4,726   14.07 - 14.14      40,109      0.00         1.29 - 1.79       40.74 - 41.45

   VT Vista
   2007.............  6,528   10.47 - 17.53      68,837      0.00          0.80 -2.69        1.00 -  2.97
   2006.............  8,515   10.17 - 17.36      87,412      0.00          0.80 -2.69        2.62 -  4.61
   2005.............  9,919    9.72 - 16.91      97,783      0.00          0.80 -2.69        9.14 - 11.25
   2004............. 11,018    8.74 - 15.50      98,090      0.00          0.80 -2.69       15.42 - 17.66
   2003............. 11,475   13.49 - 13.65      85,718      0.00          1.29 -2.34       34.85 - 36.46

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                At December 31,                    For the year ended December 31,
                      ----------------------------------- ------------------------------------------------
                               Accumulation                                  Expense            Total
                      Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                      (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
Putnam Variable Trust
Sub-Accounts
  (continued):
   VT Voyager
   2007.............. 26,242  $ 7.15 - 13.59    $244,632      0.00%        0.70 - 2.69%      2.67 -  4.78%
   2006.............. 33,891    6.83 - 13.24     303,969      0.11         0.70 - 2.69       2.61 -  4.70
   2005.............. 41,527    6.52 - 12.90     354,385      0.66         0.70 - 2.69       2.86 -  4.96
   2004.............. 47,857    6.21 - 12.55     386,065      0.25         0.70 - 2.69       2.21 -  4.30
   2003.............. 51,674    5.96 - 11.65     392,809      0.34         0.70 - 2.59      16.48 - 24.04

Investments in the
Rydex Variable Trust
Sub-Account:
   Rydex OTC
   2007..............    < 1   15.19 - 15.19           7      0.08         1.50 - 1.50      16.05 - 16.05
   2006..............    < 1   13.09 - 13.09           5      0.00         1.50 - 1.50       4.19 -  4.19
   2005..............    < 1   12.57 - 12.57           4      0.00         1.50 - 1.50      -0.40 - -0.40
   2004..............    < 1   12.62 - 12.62         < 1      0.00         1.50 - 1.50       7.71 -  7.71
   2003..............    < 1   11.71 - 11.71         < 1      0.00         1.50 - 1.50      43.24 - 43.24

Investments in the
STI Classic Variable
  Trust Sub-Accounts:
   STI International Equity
   2007 (j)(q).......     --    N/A - N/A             --       N/A         0.00 - 0.00        N/A - N/A
   2006..............    230   14.06 - 19.39       4,133      1.17         1.15 - 1.89      22.14 - 23.06
   2005..............    321   11.42 - 15.87       4,711      2.30         1.15 - 1.89      10.83 - 11.67
   2004..............    432   14.32 - 14.45       5,713      2.15         1.29 - 1.89      17.81 - 43.23
   2003..............    582   12.26 - 12.27       6,619      0.00         1.29 - 1.49      22.55 - 22.67

   STI Investment Grade Bond
   2007 (q)..........     --    N/A - N/A             --       N/A         0.00 - 0.00        N/A - N/A
   2006..............    689   10.30 - 13.35       9,070      4.34         1.15 - 2.39       1.88 -  3.17
   2005..............    900   10.11 - 12.94      11,870      3.83         1.15 - 2.39       1.00 -  1.14
   2004..............  1,161   10.19 - 10.31      15,624      3.53         1.29 - 2.04       1.95 -  2.83
   2003..............  1,419    9.99 - 10.03      19,066      1.28         1.29 - 1.99      -0.07 -  0.26

--------
(j)On April 27, 2007 STI International Equity merged into Federated Prime Money Fund II
(q)For the period beginning January 1, 2007 and ended April 27, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                   At December 31,                    For the year ended December 31,
                         ----------------------------------- ------------------------------------------------
                                  Accumulation                                  Expense            Total
                         Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                         (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the STI
  Classic Variable Trust
  Sub-Accounts
  (continued):
   STI Classic Large Cap Core Equity (o)
   2007.................   269   $13.78 - 17.22    $ 3,650       1.17%        1.15 - 2.19%    -1.43 -  -0.37%
   2006.................   367    13.84 - 15.32      5,013       1.22         1.15 - 2.19      13.66 - 14.87
   2005.................   444    12.04 - 13.48      5,271       0.95         1.15 - 2.19       6.65 -  7.78
   2004.................   476    12.64 - 12.81      5,210       1.19         1.29 - 2.19      12.83 - 26.43
   2003.................   427    11.32 - 11.36      4,051       0.55         1.29 - 1.89      13.25 - 13.56

   STI Classic Large Cap Growth Stock (p)
   2007.................   755    11.80 - 13.15     15,510       0.38         1.15 - 2.34      12.57 - 13.95
   2006................. 1,120    10.35 - 11.68     21,018       0.27         1.15 - 2.34       8.24 -  9.56
   2005................. 1,599     9.45 - 10.79     28,572       0.13         1.15 - 2.34     -3.21 -  -2.03
   2004................. 2,222    11.15 - 11.33     41,879       0.26         1.29 - 2.34       4.26 -  5.38
   2003................. 2,820    10.70 - 10.75     51,754       0.00         1.29 - 2.34       6.96 -  7.49

   STI Large Cap Value Equity
   2007.................   711    14.61 - 15.57     15,457       1.51         1.15 - 2.19       1.28 -  2.36
   2006................. 1,011    14.27 - 15.37     22,014       1.40         1.15 - 2.19      19.79 - 21.07
   2005................. 1,458    11.79 - 12.83     27,023       1.56         1.15 - 2.19       1.48 -  2.57
   2004................. 1,933    12.65 - 12.82     35,540       1.83         1.29 - 2.19      26.47 - 28.18
   2003................. 2,453    11.23 - 11.25     40,351       1.06         1.49 - 1.89      12.31 - 12.52

   STI Mid-Cap Core Equity (r)
   2007.................   331    12.60 - 16.29      5,835       0.22         1.15 - 2.09       2.97 -  3.97
   2006.................   480    12.12 - 15.82      8,465       0.39         1.15 - 2.09       8.41 -  9.46
   2005.................   639    11.07 - 14.59     10,606       0.44         1.15 - 2.09      11.94 - 13.02
   2004.................   822    13.03 - 13.19     12,560       0.83         1.29 - 2.09      15.31 - 30.33
   2003................. 1,034    11.41 - 11.44     14,088       0.66         1.29 - 1.89      14.06 - 14.38

   STI Small Cap Value Equity
   2007.................   351    18.28 - 30.07      7,960       0.91         1.15 - 2.39       0.09 -  1.38
   2006.................   439    18.26 - 29.66     10,021       0.45         1.15 - 2.39      13.34 - 14.78
   2005.................   526    16.11 - 25.84     10,668       0.44         1.15 - 2.39      10.63 - 61.15
   2004.................   642    14.81 - 15.00     11,863       0.38         1.29 - 2.14      21.53 - 22.59
   2003.................   727    12.18 - 12.23     11,047       0.27         1.29 - 2.14      21.84 - 22.33

--------
(o)Previously known as STI Large Cap Relative Value
(p)Previously known as STI Capital Appreciation
(r)Previously known as STI Mid-Cap Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts:
   Van Kampen UIF Emerging Markets Equity
   2007............... 2,502   $23.81 - 36.93    $66,623       0.44%        0.70 - 2.20%     37.38 - 39.47%
   2006............... 3,270    17.07 - 25.15     63,047       0.75         0.70 - 2.20      34.17 - 36.19
   2005............... 3,778    12.53 - 20.03     54,052       0.36         0.70 - 2.20      30.95 - 32.92
   2004............... 3,920     9.43 - 14.32     43,013       0.66         0.70 - 2.20      20.41 - 22.26
   2003............... 3,702     7.71 - 12.70     33,517       0.00         0.70 - 2.20      46.42 - 48.63

   Van Kampen UIF Equity Growth
   2007............... 4,748    10.35 - 14.46     55,126       0.00         0.70 - 2.69      18.61 - 21.05
   2006............... 5,948     8.55 - 12.19     58,189       0.00         0.70 - 2.69       1.31 -  3.38
   2005............... 7,010     8.27 - 12.03     67,276       0.48         0.70 - 2.69      12.61 - 14.90
   2004............... 8,272     7.20 - 10.68     70,049       0.19         0.70 - 2.69       6.83 -  7.02
   2003............... 7,339     6.73 -  8.28     56,500       0.00         0.70 - 2.20      22.21 - 24.06

   Van Kampen UIF Fixed Income
   2007...............   139    12.45 - 14.62      1,773       3.61         1.15 - 1.85       3.49 -  4.24
   2006...............   151    12.03 - 14.03      1,863       3.95         1.15 - 1.85       1.82 -  2.55
   2005...............   175    11.81 - 13.68      2,108       3.18         1.15 - 1.85       2.29 -  3.03
   2004...............   246    11.55 - 13.28      2,892       4.08         1.15 - 1.85       2.44 -  3.17
   2003...............   198    11.27 - 12.87      2,267       0.06         1.15 - 1.65       2.70 - 28.67

   Van Kampen UIF Global Value Equity
   2007...............     3    13.78 - 16.90         50       1.97         1.15 - 1.85       4.65 -  5.41
   2006...............     4    13.17 - 16.03         54       1.59         1.15 - 1.85      18.97 - 19.83
   2005...............     4    11.07 - 13.38         47       1.04         1.15 - 1.85       3.88 -  4.62
   2004...............     4    10.66 - 12.79         41       0.73         1.15 - 1.85      11.44 - 12.24
   2003...............     4     9.56 - 11.39         38       0.00         1.15 - 1.85      26.58 - 27.49

   Van Kampen UIF High Yield
   2007...............     1    13.94 - 13.94          9       8.84         1.50 - 1.50       2.44 -  2.44
   2006...............     1    13.61 - 13.61          9       8.01         1.50 - 1.50       7.00 -  7.00
   2005...............     1    12.72 - 12.72          8       0.76         1.50 - 1.50      -0.45 - -0.45
   2004...............    27    12.78 - 12.78        351       6.02         1.50 - 1.50       7.84 -  7.84
   2003...............    28    11.85 - 11.85        326       0.00         1.50 - 1.50      23.83 - 23.83

   Van Kampen UIF International Magnum
   2007............... 2,797    14.22 - 17.22     38,584       1.49         0.70 - 2.20      12.08 - 13.79
   2006............... 3,317    12.50 - 14.05     40,739       0.09         0.70 - 2.20      22.42 - 24.26
   2005............... 3,465    10.06 - 11.48     34,680       1.20         0.70 - 2.20       8.66 - 10.30
   2004............... 3,705     9.12 - 10.56     34,028       2.75         0.70 - 2.20      14.84 - 16.57
   2003............... 3,576     7.82 - 10.06     28,529       0.14         0.70 - 2.20      24.62 - 26.53

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                 At December 31,                    For the year ended December 31,
                       ----------------------------------- ------------------------------------------------
                                Accumulation                                  Expense            Total
                       Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                       (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts
  (continued):
   Van Kampen UIF Mid Cap Growth
   2007...............  2,085  $18.32 - 19.30    $ 38,132      0.00%        0.70 - 2.30%     19.86 -  21.81%
   2006...............  2,642   15.28 - 15.85      40,057      0.00         0.70 - 2.30       6.80 -   8.51
   2005...............  2,911   14.31 - 14.60      41,086      0.00         0.70 - 2.30      14.88 -  16.75
   2004...............  2,992   12.46 - 12.51      36,518      0.00         0.70 - 2.30      18.80 -  20.75
   2003...............  2,559   10.36 - 10.49      26,112      0.00         0.70 - 2.30      38.51 -  40.78

   Van Kampen UIF U.S. Mid Cap Value
   2007...............  7,726   15.12 - 18.20     116,996      0.68         0.70 - 2.69       4.93 -   7.09
   2006...............  9,904   14.41 - 17.00     141,489      0.28         0.70 - 2.69      17.46 -  19.86
   2005............... 11,514   12.26 - 14.18     138,619      0.31         0.70 - 2.69       9.30 -  11.53
   2004............... 12,988   11.22 - 12.71     141,466      0.02         0.70 - 2.69      12.22 -  13.79
   2003............... 11,927   10.67 - 11.17     114,608      0.00         0.70 - 2.30      38.26 -  40.52

   Van Kampen UIF U.S. Real Estate
   2007...............  1,726   20.13 - 33.35      46,609      1.16         0.70 - 2.30    -18.97 -  -17.65
   2006...............  2,397   24.84 - 40.50      79,513      1.10         0.70 - 2.30      34.92 -  37.09
   2005...............  2,895   18.41 - 29.54      70,733      1.20         0.70 - 2.30      14.37 -  16.24
   2004...............  3,448   16.10 - 25.42      73,302      1.55         0.70 - 2.30      33.26 -  35.44
   2003...............  3,895   12.08 - 18.77      61,784      0.00         0.70 - 2.30      35.28 -  37.50

   Van Kampen UIF Value
   2007...............     17   13.85 - 16.40         252      1.76         1.15 - 2.00     -5.02 -   -4.18
   2006...............     22   14.58 - 17.11         342      1.68         1.15 - 2.00      14.56 -  15.56
   2005...............     26   12.72 - 14.81         347      1.32         1.15 - 2.00       3.37 -  27.24
   2004...............     25   13.72 - 14.33         337      0.95         1.15 - 1.65      15.91 -  16.49
   2003...............     24   11.83 - 12.30         277      0.00         1.15 - 1.65      31.89 -  32.55

Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II) Sub-
  Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)
   2007...............  1,611   15.64 - 18.02      28,786      7.28         1.29 - 2.59       3.62 -   5.01
   2006...............  1,755   14.19 - 14.89      29,699      8.87         1.29 - 2.59       7.94 -   9.38
   2005...............  1,663   13.61 - 16.11      25,554      7.44         1.29 - 2.59       9.24 -  10.69
   2004...............  1,248   12.03 - 12.30      17,171      7.13         1.29 - 2.59       7.23 -   8.66
   2003...............    347   11.22 - 13.96       4,296      0.00         1.29 - 2.59      12.19 -  39.60

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II) Sub-
  Accounts (continued):
   Van Kampen UIF Emerging Markets Equity (Class II)
   2007................   945   $42.19 - 44.88    $ 41,679      0.41%        1.29 - 2.59%     36.80 - 38.64%
   2006................ 1,095    30.84 - 32.37      34,945      0.75         1.29 - 2.59      33.63 - 35.40
   2005................   903    23.08 - 23.91      21,348      0.35         1.29 - 2.59      30.31 - 32.05
   2004................   471    17.71 - 18.10       8,467      0.70         1.29 - 2.59      21.41 - 77.09
   2003 (ak)...........   272    14.78 - 14.91       4,043      0.00         1.29 - 2.59      47.81 - 49.12

   Van Kampen UIF Equity and Income (Class II)
   2007................ 5,858    13.21 - 14.45      81,721      1.87         1.29 - 2.59       0.67 -  2.02
   2006................ 6,061    14.36 - 15.07      83,763      1.17         1.29 - 2.59       9.67 - 11.13
   2005................ 4,725    13.09 - 13.56      58,796      0.67         1.29 - 2.59       4.61 -  6.00
   2004................ 1,935    12.51 - 12.79      23,296      0.00         1.29 - 2.59       8.63 - 10.08
   2003 (ak)...........   561    11.52 - 11.62       6,494      0.88         1.29 - 2.59      15.19 - 16.22

   Van Kampen UIF Equity Growth (Class II)
   2007................ 1,145    15.09 - 16.38      18,705      0.00         1.29 - 2.59      18.50 - 20.09
   2006................ 1,385    13.82 - 14.51      18,809      0.00         1.29 - 2.59       1.13 -  2.48
   2005................ 1,530    12.27 - 13.67      20,355      0.35         1.29 - 2.59      12.50 - 13.99
   2004................ 1,411    12.15 - 12.42      16,668      0.12         1.29 - 2.59       4.65 -  6.04
   2003 (ak)...........   602    11.61 - 11.71       7,030      0.00         1.29 - 2.59      16.11 - 17.15

   Van Kampen UIF Global Franchise (Class II)
   2007................ 6,729    15.99 - 18.42     119,171      0.00         1.29 - 2.59       6.92 -  8.36
   2006................ 6,893    17.22 - 18.08     113,948      1.43         1.29 - 2.59      18.37 - 19.95
   2005................ 5,284    12.30 - 14.55      74,280      0.00         1.29 - 2.59       9.08 - 10.54
   2004................ 2,482    13.34 - 13.64      32,544      0.15         1.29 - 2.59       9.85 - 11.31
   2003 (ak)...........   758    12.14 - 12.25       9,257      0.00         1.29 - 2.59      21.43 - 22.51

   Van Kampen UIF Int'l Growth Equity (Class II)
   2007................   433    11.90 - 12.14       5,212      0.17         1.29 - 2.44      11.46 - 12.78
   2006 (af)...........   351    10.68 - 10.76       3,765      0.28         1.29 - 2.44       6.76 -  7.61

--------
(af)For the period beginning May 1, 2006 and ended December 31, 2006
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                                  At December 31,                    For the year ended December 31,
                        ----------------------------------- ------------------------------------------------
                                 Accumulation                                  Expense            Total
                        Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                        (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. (Class II) Sub-
  Accounts (continued):
   Van Kampen UIF Mid Cap Growth (Class II)
   2007................ 3,587   $11.92 - 22.32    $ 62,807      0.00%        1.29 - 2.59%      19.42 - 21.02%
   2006................ 3,035    18.69 - 19.62      49,627      0.00         1.29 - 2.59        6.32 -  7.73
   2005................ 1,949    17.58 - 18.21      35,035      0.00         1.29 - 2.59       14.27 - 15.79
   2004................ 1,348    15.38 - 15.73      21,019      0.00         1.29 - 2.59       18.33 - 19.91
   2003 (ak)...........   785    13.00 - 13.12      10,262      0.00         1.29 - 2.59       30.00 - 31.16

   Van Kampen UIF Small Company Growth (Class II)
   2007................ 1,182    18.79 - 19.99      23,184      0.00         1.29 - 2.59        0.28 -  1.63
   2006................ 1,425    18.74 - 19.67      27,591      0.00         1.29 - 2.59       10.40 - 87.42
   2005................ 1,560    17.20 - 17.82      27,468      0.00         1.29 - 2.59        9.97 - 11.43
   2004................ 1,507    15.64 - 15.99      23,918      0.00         1.29 - 2.59       15.87 - 17.41
   2003 (ak)........... 1,035    13.50 - 13.62      14,062      0.00         1.29 - 2.59       35.01 - 36.21

   Van Kampen UIF U.S. Mid Cap Value (Class II)
   2007................ 4,183    15.87 - 19.97      79,806      0.61         1.29 - 2.59        4.94 -  6.35
   2006................ 4,425    14.93 - 19.03      81,291      0.22         1.29 - 2.59       17.51 - 19.07
   2005................ 3,855    12.54 - 16.20      60,801      0.26         1.29 - 2.59        9.25 - 10.71
   2004................ 2,709    14.83 - 15.16      39,035      0.01         1.29 - 2.59       11.56 - 13.05
   2003 (ak)........... 1,356    13.29 - 13.41      18,124      0.00         1.29 - 2.59       32.90 - 34.08

   Van Kampen UIF U.S. Real Estate (Class II)
   2007................ 3,776    21.96 - 23.31      88,472      1.01         1.29 - 2.69     -19.51 - -18.35
   2006................ 4,137    28.96 - 30.72     118,645      0.96         1.29 - 2.69       33.98 - 35.90
   2005................ 4,154    19.79 - 21.61      87,617      1.15         1.29 - 2.69       13.62 - 15.25
   2004................ 3,417    17.17 - 19.02      62,735      1.60         1.29 - 2.69       34.32 - 90.22
   2003................ 1,366    12.67 - 12.79      18,567      0.00         1.29 - 2.59       26.72 - 27.85

Investments in the
  Van Kampen Life
  Investment Trust
  Sub-Accounts:
   LIT Comstock
   2007................ 5,664    13.22 - 14.35      78,670      1.97         0.70 - 2.30      -4.28 -  -2.73
   2006................ 7,391    13.81 - 14.75     106,183      1.48         0.70 - 2.30       13.64 - 15.47
   2005................ 9,041    12.15 - 12.77     113,319      1.22         0.70 - 2.30        1.98 -  3.64
   2004................ 8,736    11.92 - 12.32     106,501      0.86         0.70 - 2.30       15.05 - 16.94
   2003................ 5,976    10.36 - 10.54      62,969      0.75         0.70 - 2.30       27.98 - 30.08

--------
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                             At December 31,                    For the year ended December 31,
                   ----------------------------------- ------------------------------------------------
                            Accumulation                                  Expense            Total
                   Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                   (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
Van Kampen Life
  Investment Trust
  Sub-Accounts
  (continued):
   LIT Government
   2007...........    116  $11.90 - 12.17    $  1,405      4.92%        1.25 - 1.65%      5.57 -  5.99%
   2006...........    142   11.27 - 11.48       1,626      4.33         1.25 - 1.65       1.65 -  2.06
   2005...........    146   11.09 - 11.25       1,637      4.21         1.25 - 1.65       1.85 -  2.25
   2004...........    182   10.88 - 11.00       1,997      4.50         1.25 - 1.65       2.46 -  2.87
   2003...........    140   10.62 - 10.69       1,491      4.87         1.25 - 1.65       0.08 -  0.48

   LIT Money Market
   2007...........    294   11.23 - 11.62       3,380      4.78         1.25 - 1.65       2.99 -  3.41
   2006...........    263   10.91 - 11.23       2,931      4.04         1.25 - 1.65       2.72 -  3.13
   2005...........    273   10.62 - 10.89       2,961      2.70         1.25 - 1.65       1.01 -  1.41
   2004...........    231   10.51 - 10.74       2,480      0.85         1.25 - 1.65      -0.85 - -0.45
   2003...........    278   10.60 - 10.79       2,989      0.60         1.25 - 1.65      -1.07 - -0.68

   Strat Growth I
   2007...........  4,617    6.96 - 11.85      45,412      0.05         0.70 - 2.30      14.29 - 16.14
   2006...........  6,027    5.99 - 10.37      51,748      0.00         0.70 - 2.30       0.52 -  2.14
   2005...........  7,916    5.86 - 10.32      68,990      0.26         0.70 - 2.30       5.46 -  7.18
   2004...........  9,614    5.47 -  9.78      81,916      0.00         0.70 - 2.30       4.57 -  6.29
   2003........... 11,683    5.15 -  9.36      95,881      0.00         0.70 - 2.30      24.42 - 26.46

Investments in the
Van Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts:
   LIT Aggressive Growth (Class II)
   2007...........  1,353   15.03 - 18.08      21,082      0.00         0.70 - 2.59      14.54 - 16.78
   2006...........  1,638   12.23 - 12.87      21,980      0.00         0.70 - 2.59       2.21 -  4.19
   2005...........  1,821   11.97 - 12.36      23,587      0.00         0.70 - 2.59       8.24 - 10.34
   2004...........  1,774   11.20 - 14.27      21,143      0.00         0.70 - 2.59      11.92 - 11.97
   2003 (ak)......    288   12.75 - 12.86       3,687      0.00         1.29 - 2.59      27.50 - 28.64

   LIT Comstock (Class II)
   2007........... 20,553   12.90 - 15.49     297,888      1.71         1.29 - 2.59      -4.87 - -3.60
   2006........... 23,656   16.28 - 17.09     356,769      1.25         1.29 - 2.59      13.05 - 14.55
   2005........... 23,945   14.40 - 14.92     317,128      0.87         1.29 - 2.59       1.42 -  2.77
   2004........... 18,304   14.20 - 14.52     236,274      0.67         1.29 - 2.59      14.39 - 15.91
   2003........... 12,466   12.42 - 12.53     137,393      0.47         1.29 - 2.59      24.15 - 25.25

--------
(ak)For the period beginning May 1, 2003, and ended December 31, 2003

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  Financial Highlights (continued)

                             At December 31,                    For the year ended December 31,
                   ----------------------------------- ------------------------------------------------
                            Accumulation                                  Expense            Total
                   Units     Unit Value     Net Assets  Investment        Ratio**          Return***
                   (000s) Lowest to Highest   (000s)   Income Ratio* Lowest to Highest Lowest to Highest
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Van Kampen Life
  Investment Trust
  (Class II)
  Sub-Accounts
  (continued):
   LIT Growth and Income (Class II)
   2007........... 8,749   $17.56 - 17.65    $157,176      1.44%        1.29 - 2.69%     -0.25 -  1.19%
   2006........... 9,672    17.69 - 17.35     171,902      0.97         1.29 - 2.69      12.86 - 14.48
   2005........... 9,458    15.68 - 16.39     147,128      0.78         1.29 - 2.69       6.78 -  8.31
   2004........... 7,527    14.68 - 15.14     108,454      0.64         1.29 - 2.69      11.05 - 12.65
   2003........... 4,387    12.31 - 12.42      56,398      0.00         1.29 - 2.59      23.14 - 24.23

   LIT Money Market (Class II)
   2007........... 3,118    10.09 - 10.64      32,788      4.79         1.29 - 2.59       1.74 -  3.10
   2006........... 3,035     9.92 - 10.32      31,042      3.94         1.29 - 2.59       1.48 -  2.83
   2005........... 3,045     9.77 - 10.04      30,362      2.48         1.29 - 2.59      -0.22 -  1.11
   2004........... 1,784     9.79 -  9.93      17,650      0.72         1.29 - 2.59      -2.06 - -0.75
   2003...........    --       --  -   --          --      0.00           --  -  --       0.00 -  0.00

   Strat Growth II (Class II)
   2007........... 5,416    14.55 - 15.43      63,457      0.00         1.29 - 2.59      13.61 - 15.13
   2006........... 6,472    12.81 - 13.45      65,542      0.00         1.29 - 2.59      -0.03 -  1.30
   2005........... 6,958    12.81 - 13.23      68,765      0.01         1.29 - 2.59       4.86 -  6.25
   2004........... 7,134    12.22 - 12.45      63,974      0.00         1.29 - 2.59       4.01 -  5.40
   2003........... 6,797    11.75 - 11.85      54,406      0.00         1.29 - 2.59      17.49 - 18.53

                                      252
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2007 and 2006, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2007. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for uncertainty in income taxes and accounting for deferred acquisition costs associated with internal replacements in 2007.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 13, 2008

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                  YEAR ENDED DECEMBER 31,
                                                                           ---------------------------------------
(IN MILLIONS)                                                                 2007          2006          2005
                                                                           -----------   -----------   -----------
REVENUES
Premiums (net of reinsurance ceded of $625, $617 and $606)                $       502   $       576   $       474
Contract charges (net of reinsurance ceded of $315, $170 and $ -)                 942         1,009         1,079
Net investment income                                                           4,205         4,057         3,707
Realized capital gains and losses                                                (197)          (79)           19
                                                                           -----------   -----------   -----------

                                                                                5,452         5,563         5,279

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $646, $548 and $515)        1,364         1,372         1,340
Interest credited to contractholder funds (net of reinsurance recoveries
   of $47, $41 and $4)                                                          2,628         2,543         2,340
Amortization of deferred policy acquisition costs                                 518           538           568
Operating costs and expenses                                                      340           398           433
                                                                           -----------   -----------   -----------
                                                                                4,850         4,851         4,681

Loss on disposition of operations                                                 (10)          (88)           (7)
                                                                           -----------   -----------   -----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                                  592           624           591
                                                                           -----------   -----------   -----------

Income tax expense                                                                180           196           174
                                                                           -----------   -----------   -----------

NET INCOME                                                                        412           428           417
                                                                           -----------   -----------   -----------

OTHER COMPREHENSIVE LOSS, AFTER-TAX
Change in:
    Unrealized net capital gains and losses                                      (409)         (263)         (425)
                                                                           -----------   -----------   -----------

OTHER COMPREHENSIVE LOSS, AFTER-TAX                                              (409)         (263)         (425)
                                                                           -----------   -----------   -----------

COMPREHENSIVE INCOME (LOSS)                                               $         3   $       165   $        (8)
                                                                           ===========   ===========   ===========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                           DECEMBER 31,
                                                                                     -------------------------
(IN MILLIONS, EXCEPT SHARE AND PAR VALUE DATA)                                          2007          2006
                                                                                     -----------   -----------
ASSETS
Investments
       Fixed income securities, at fair value (amortized cost $58,020 and $59,869)  $    58,469   $    61,457
       Mortgage loans                                                                     9,901         8,690
       Equity securities (cost $102 and $61)                                                102            72
       Limited partnership interests                                                        994           461
       Short-term                                                                           386           805
       Policy loans                                                                         770           752
       Other                                                                              1,792         1,923
                                                                                     -----------   -----------

    Total investments                                                                    72,414        74,160

Cash                                                                                        185           273
Deferred policy acquisition costs                                                         3,905         3,485
Reinsurance recoverables                                                                  3,410         3,392
Accrued investment income                                                                   652           689
Other assets                                                                                622           585
Separate Accounts                                                                        14,929        16,174
                                                                                     -----------   -----------

   TOTAL ASSETS                                                                     $    96,117   $    98,758
                                                                                     ===========   ===========

LIABILITIES
Contractholder funds                                                                $    60,464   $    60,565
Reserve for life-contingent contract benefits                                            12,598        12,204
Unearned premiums                                                                            33            34
Payable to affiliates, net                                                                  206            84
Other liabilities and accrued expenses                                                    2,823         3,235
Deferred income taxes                                                                       101           258
Note payable to parent                                                                       --           500
Long-term debt                                                                              200           206
Separate Accounts                                                                        14,929        16,174
                                                                                     -----------   -----------

   TOTAL LIABILITIES                                                                     91,354        93,260
                                                                                     -----------   -----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
     authorized, none and 49,230 shares issued and outstanding                               --             5
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
     authorized, none issued                                                                 --            --
Common stock, $227 par value, 23,800 shares authorized and outstanding                        5             5
Additional capital paid-in                                                                1,108         1,108
Retained income                                                                           3,734         4,055
Accumulated other comprehensive income:
     Unrealized net capital gains and losses                                                (84)          325
                                                                                     -----------   -----------

   Total accumulated other comprehensive income                                             (84)          325
                                                                                     -----------   -----------

   TOTAL SHAREHOLDER'S EQUITY                                                             4,763         5,498
                                                                                     -----------   -----------

   TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                       $    96,117   $    98,758
                                                                                     ===========   ===========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                              YEAR ENDED DECEMBER 31,
                                                      ---------------------------------------
(IN MILLIONS)                                            2007          2006          2005
                                                      -----------   -----------   -----------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                           $         5   $         5   $         5
Redemption of stock                                           (5)           --            --
                                                      -----------   -----------   -----------
Balance, end of year                                          --             5             5
                                                      -----------   -----------   -----------

REDEEMABLE PREFERRED STOCK - SERIES B                         --            --            --
                                                      -----------   -----------   -----------

COMMON STOCK                                                   5             5             5
                                                      -----------   -----------   -----------

ADDITIONAL CAPITAL PAID-IN                                 1,108         1,108         1,108

RETAINED INCOME
Balance, beginning of year                                 4,055         4,302         4,178
Net income                                                   412           428           417
Dividends                                                   (725)         (675)         (293)
Cumulative effect of change in accounting principle           (8)           --            --
                                                      -----------   -----------   -----------
Balance, end of year                                       3,734         4,055         4,302
                                                      -----------   -----------   -----------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                   325           588         1,013
Change in unrealized net capital gains and losses           (409)         (263)         (425)
                                                      -----------   -----------   -----------

Balance, end of year                                         (84)          325           588
                                                      -----------   -----------   -----------

TOTAL SHAREHOLDER'S EQUITY                           $     4,763   $     5,498   $     6,008
                                                      ===========   ===========   ===========

                 See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                               YEAR ENDED DECEMBER 31,
                                                                                       ---------------------------------------
(IN MILLIONS)                                                                             2007          2006          2005
                                                                                       -----------   -----------   -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                            $       412   $       428   $       417
   Adjustments to reconcile net income to net cash provided by operating activities:
      Amortization and other non-cash items                                                  (289)         (280)         (175)
      Realized capital gains and losses                                                       197            79           (19)
      Loss on disposition of operations                                                        10            88             7
      Interest credited to contractholder funds                                             2,628         2,543         2,340
      Changes in:
          Policy benefit and other insurance reserves                                        (290)         (199)         (200)
          Unearned premiums                                                                    (1)           (1)            4
          Deferred policy acquisition costs                                                   (29)         (205)         (198)
          Reinsurance recoverables                                                           (276)         (218)         (197)
          Income taxes payable                                                                112          (122)           18
          Other operating assets and liabilities                                              104            93            95
                                                                                       -----------   -----------   -----------

             Net cash provided by operating activities                                      2,578         2,206         2,092
                                                                                       -----------   -----------   -----------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                                                 11,222        12,290        10,660
   Equity securities                                                                           73            23            25
   Limited partnership interests                                                              181           114            32
Investment collections
   Fixed income securities                                                                  2,981         2,727         4,076
   Mortgage loans                                                                           1,506         1,618         1,172
Investment purchases
   Fixed income securities                                                                (12,096)      (16,246)      (18,128)
   Equity securities                                                                         (101)         (282)          (37)
   Limited partnership interests                                                             (673)          (22)         (166)
   Mortgage loans                                                                          (2,637)       (2,159)       (1,976)
Change in short-term investments, net                                                          31           362          (352)
Change in policy loans and other investments, net                                            (124)          (33)          (16)
Disposition of operations                                                                      (5)         (826)           (2)
                                                                                       -----------   -----------   -----------

             Net cash provided by (used in) investing activities                              358        (2,434)       (4,712)
                                                                                       -----------   -----------   -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Note payable to parent                                                                       (500)          500             -
Redemption of redeemable preferred stock                                                      (11)          (26)          (26)
Contractholder fund deposits                                                                7,948         9,546        11,374
Contractholder fund withdrawals                                                            (9,736)       (8,998)       (8,604)
Dividends paid                                                                               (725)         (675)         (211)
                                                                                       -----------   -----------   -----------

             Net cash (used in) provided by financing activities                           (3,024)          347         2,533
                                                                                       -----------   -----------   -----------

NET (DECREASE) INCREASE IN CASH                                                               (88)          119           (87)
CASH AT BEGINNING OF YEAR                                                                     273           154           241
                                                                                       -----------   -----------   -----------

CASH AT END OF YEAR                                                                   $       185   $       273   $       154
                                                                                       ===========   ===========   ===========

                 See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     To conform to the current year presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual and institutional customers. The principal individual products are fixed annuities and interest-sensitive, traditional and variable life insurance. The principal institutional product is funding agreements backing medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.

        ($ IN MILLIONS)                                  2007         2006         2005
                                                      -----------  -----------  -----------
        PREMIUMS
        Traditional life insurance                   $       260  $       257  $       250
        Immediate annuities with life contingencies          204          278          197
        Other                                                 38           41           27
                                                      -----------  -----------  -----------
        TOTAL PREMIUMS                                       502          576          474

        CONTRACT CHARGES
        Interest-sensitive life insurance                    862          797          734
        Fixed annuities                                       79           73           65
        Variable annuities                                     1          139          280
                                                      -----------  -----------  -----------
        TOTAL CONTRACT CHARGES                               942        1,009        1,079
                                                      -----------  -----------  -----------
        TOTAL PREMIUMS AND CONTRACT CHARGES          $     1,444  $     1,585  $     1,553
                                                      ===========  ===========  ===========

     The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2007, the top geographic locations for statutory premiums and annuity considerations were Delaware, California and New York. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies and workplace enrolling agents), and financial service firms, such as banks, broker-dealers and specialized structured settlement brokers.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont'd)

other proposals if adopted, that reduce the taxation or permit the establishment of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed securities, mortgage-backed securities, commercial mortgage-backed securities and redeemable preferred stocks. Fixed income securities may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The fair value of fixed income securities is based upon observable market quotations, other market observable data or is derived from such quotations and market observable data. The fair value of privately placed fixed income securities is generally based on widely accepted pricing valuation models, which are developed internally. The valuation models use security specific information such as the credit rating of the issuer, industry sector of the issuer, maturity, estimated duration, call provisions, sinking fund requirements, coupon rate, quoted market prices of comparable securities and estimated liquidity premiums to determine security specific credit spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of deferred income taxes, certain life and annuity deferred policy acquisition costs, certain deferred sales inducement costs, and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statement of Cash Flows.

     Reported in fixed income securities are hybrid securities which have characteristics of fixed income securities and equity securities. Many of these securities have attributes most similar to those of fixed income securities such as a stated interest rate, a mandatory redemption date or a punitive interest rate step-up feature which, in most cases, would compel the issuer to redeem the security at a specified call date. Hybrid securities are carried at fair value and amounted to $2.67 billion and $2.09 billion at December 31, 2007 and 2006, respectively.

     Equity securities include common and non-redeemable preferred stocks. Common and non-redeemable preferred stocks are classified as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.

     Investments in limited partnership interests, including certain interests in limited liability companies and funds, and where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; otherwise, investments in limited partnership interests are accounted for in accordance with the equity-method of accounting.

     Short-term investments are carried at cost or amortized cost that approximates fair value. Policy loans are carried at the unpaid principal balances. Other investments consist primarily of bank loans. Bank loans are comprised primarily of senior secured corporate loans which are carried at amortized cost.

     In connection with the Company's securities lending business activities, funds received in connection with securities repurchase agreements, cash collateral received from counterparties related to derivative transactions and securities purchased under agreements to resell are invested and classified as short-term investments or fixed income securities available for sale as applicable. For the Company's securities lending business activities and securities sold under agreements to repurchase, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to return the collateral or funds received.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont'd)

     Investment income consists primarily of interest and dividends, income from limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from widely accepted third party data sources and internal estimates. Interest income on certain beneficial interests in securitized financial assets is determined using the prospective yield method, based upon projections of expected future cash flows. For all other asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities, the effective yield is recalculated on the retrospective basis. Income from investments in limited partnership interests accounted for on the cost basis is recognized upon receipt of amounts distributed by the partnerships as income. Income from investments in limited partnership interests accounted for utilizing the equity-method of accounting is recognized based on the financial results of the entity and the Company's proportionate investment interest. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other-than-temporary declines in fair value and periodic changes in the fair value and settlements of certain derivatives including hedge ineffectiveness. Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities, equity securities and short-term investments when the decline in fair value is deemed other-than-temporary (see Note 6).

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include swaps, futures (interest rate), options (including swaptions), interest rate caps and floors, warrants, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, forward contracts to hedge foreign currency risks and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible and equity-indexed fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts, and certain funding agreements (see Note 7).

     All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in life and annuity contract benefits, interest credited to contractholder funds or realized capital gains and losses.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. In the case of a cash flow hedge, this documentation includes the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses. The hedge ineffectiveness reported in realized capital gains and losses amounted to losses of $13 million, $7 million and $7 million in 2007, 2006 and 2005, respectively.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont'd)

     For hedging instruments used in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in net investment income, together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects net income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying amount for the liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset which has become other-than-temporarily impaired, or is a liability which an increase has been recognized for the obligation, the adjustment made to the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying amount for the liability is subject to the accounting policies applied to other-than-temporarily impaired assets.

     When a derivative financial instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative financial instrument used in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer probable, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied. If a cash flow hedge is no longer effective, the gain or loss recognized on the derivative during the period the hedge was effective is reclassified from accumulated other comprehensive income to net income as the remaining hedged item affects net income.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont'd)

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of certain interest rate swap agreements, equity and financial futures contracts, interest rate cap and floor agreements, swaptions, foreign currency forward and option contracts, certain forward contracts for TBA mortgage securities and credit default swaps.

     The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities. Fixed income securities are replicated when they are either unavailable in the cash market or are more economical to acquire in synthetic form.

     Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item with the results of the associated risk. Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following line items during the reporting period: net investment income, realized capital gains and losses, operating costs and expenses, life and annuity contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives requiring bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks respectively within the Consolidated Statement of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statement of Cash Flows.

SECURITIES LOANED AND SECURITY REPURCHASE AND RESALE

     The Company's business activities, include securities lending transactions, securities sold under agreements to repurchase ("repurchase agreements"), and securities purchased under agreements to resell ("resale agreements"), which are used primarily to generate net investment income. The proceeds received from repurchase agreements also provide a source of liquidity. For repurchase agreements and securities lending transactions used to generate net investment income, the proceeds received are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.

     The Company receives collateral for securities loaned in an amount generally equal to 103% of the fair value of securities, and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice. Substantially all of the Company's securities loaned are placed with large brokerage firms.

     The Company's policy is to take possession or control of securities under resale agreements. Securities to be repurchased under repurchase agreements are the same, or substantially the same, as the securities transferred. The Company's obligations to return the funds received under repurchase agreements are carried at the amount at which the securities will subsequently be reacquired, including accrued interest, as specified in the respective agreements and are classified as other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in life and annuity contract benefits and recognized in relation to premiums so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums so that profits are recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life, single premium life and equity-indexed life are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk),

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont'd)

contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Life and annuity contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities, indexed life contracts and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the S&P 500. Interest credited also includes amortization of deferred sales inducement ("DSI") expenses. DSI is amortized into interest credited using the same method used to amortize deferred policy acquisition costs ("DAC").

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits. Subsequent to the Company's disposal of substantially all of its variable annuity business through reinsurance agreements with Prudential in 2006 (see Note 3), the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration, premium taxes, inspection costs, and certain underwriting and direct mail solicitation expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuities and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. Future investment income is considered in determining the recoverability of DAC. Amortization of DAC associated with life insurance and investment contracts is described in more detail below. All life insurance and investment contract DAC is included in amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income. DSI is reported in other assets and amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Consolidated Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

     For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For interest-sensitive life, annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior DAC balance and uses rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of customer surrender rates, partial withdrawals and deaths generally results in the majority of the DAC being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of total gross profits.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont'd)

     AGP and EGP consists primarily of the following components: the excess of contract charges for the cost of insurance over mortality and other benefits; investment income and realized capital gains and losses over interest credited; and surrender and other contract charges over maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to policyholders, the effect of any hedges used, persistency, mortality and expenses.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.

     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Consolidated Statements of Operations and Comprehensive Income.

     Any amortization of DAC or DSI that would result from changes in unrealized gains or losses had those gains or losses actually been realized during the reporting period is recorded net of tax in other comprehensive income.

     The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $21 million and $25 million at December 31, 2007 and 2006, respectively. Amortization expense on the present value of future profits was $5 million, $6 million and $8 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions that are determined to result in replacement contracts that are substantially unchanged from the replaced contract are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contract continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life insurance and investment contracts, the EGP of the replacement contract is treated as revisions to the EGP of the replaced contract in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC and benefit reserves that result from the replacement contract are treated as prospective revisions. Any costs associated with the issuance of the replacement contract are characterized as maintenance costs and expensed as incurred.

     Internal replacement transactions that are determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to the Consolidated Statements of Operations and Comprehensive Income.

REINSURANCE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance (see Note 9). The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported in the Consolidated Statements of Financial Position as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts or are earned ratably over the contract period to the extent coverage remains available. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers including their activities with respect to claim settlement practices and commutations, and establishes allowances for uncollectible reinsurance recoverables as appropriate.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont'd)

GOODWILL

     Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The Company annually evaluates goodwill for impairment using a trading multiple analysis, which is a widely accepted valuation technique to estimate the fair value of its reporting units. The Company also reviews its goodwill for impairment whenever events or changes in circumstances indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment at December 31, 2007.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and DAC. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized (see Note 12).

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies including traditional life insurance, life-contingent fixed annuities and voluntary health products is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 8). These assumptions, which for traditional life insurance, life-contingent fixed annuities and accident and health products are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities and funding agreements. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see
Note 8). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. Separate accounts liabilities are carried at the account values, which are equal to the carrying value of the corresponding assets. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured to Prudential in 2006.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, commitments to purchase private placement securities, commitments to extend mortgage loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and Note 11).

ADOPTED ACCOUNTING STANDARDS

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED
  ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

      In October 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides accounting guidance for DAC associated with internal replacements of insurance and investment contracts other than those set forth in Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs through the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a feature or coverage within an existing contract. The Company adopted the provisions of SOP 05-1 on January 1, 2007 for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption resulted in an $8 million after-tax reduction to retained income to reflect the impact on EGP from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral under SOP 05-1 and a reduction of DAC and DSI balances of $13 million pre-tax as of January 1, 2007.

SFAS NO. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS - AN AMENDMENT
  OF FASB STATEMENTS NO. 133 AND 140 ("SFAS NO. 155")

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, which permits the fair value remeasurement at the date of adoption of any hybrid financial instrument containing an embedded derivative that otherwise would require bifurcation under paragraph 12 or 13 of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"); clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS No. 133; establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or hybrid financial instruments that contain embedded derivatives requiring bifurcation; and clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives. The Company adopted the provisions of SFAS No. 155 on January 1, 2007, which were effective for all financial instruments acquired, issued or subject to a remeasurement event occurring after the beginning of the first fiscal year beginning after September 15, 2006. The Company elected not to remeasure existing hybrid financial instruments that contained embedded derivatives requiring bifurcation at the date of adoption pursuant to paragraph 12 or 13 of SFAS No. 133. The adoption of SFAS No. 155 did not have a material effect on the results of operations or financial position of the Company.

FASB INTERPRETATION NO. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN
  INTERPRETATION OF FASB STATEMENT NO. 109 AND FASB STAFF POSITION NO. FIN 48-1, DEFINITION OF SETTLEMENT IN FASB INTERPRETATION NO. 48 ("FIN 48")

     The FASB issued the interpretation in July 2006 and the staff position in May 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. On January 1, 2007, the Company adopted the provisions of FIN 48, which were effective for fiscal years beginning after December 15, 2006. No cumulative effect of a change in accounting principle or adjustment to the liability for unrecognized tax benefits was recognized as a result of the adoption of FIN 48. Accordingly, the adoption of FIN 48 did not have an effect on the results of operations or financial position of the Company (see Note 12).

SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF ACCOUNTING BULLETIN NO. 108,
  CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108")

     In September 2006, the SEC issued SAB 108 to eliminate the diversity of practice in the way misstatements are quantified for purposes of assessing their materiality in financial statements. SAB 108 was intended to eliminate the potential build up of improper amounts on the balance sheet due to the limitations of certain methods of assessing materiality previously utilized by some reporting entities. SAB 108 established a single quantification framework wherein the significance determination is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. On December 31, 2006, the Company adopted the provisions of SAB 108 which were effective for the first fiscal year ending after November 15, 2006. The adoption of SAB 108 did not have any effect on the results of operations or financial position of the Company.

FASB STAFF POSITION NO. FAS 115-1, THE MEANING OF OTHER-THAN-TEMPORARY
  IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP FAS 115-1")

     FSP FAS 115-1 nullified the guidance in paragraphs 10-18 of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent income recognition for impaired debt securities. The Company adopted FSP FAS 115-1 as of January 1, 2006 on a prospective basis. The effects of adoption did not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB
  OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS NO. 154")

     SFAS No. 154 replaced Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise not required. The Company adopted SFAS No. 154 on January 1, 2006. The adoption of SFAS No. 154 did not have any effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARDS

SFAS NO. 141(R), BUSINESS COMBINATIONS ("SFAS NO. 141R")

     In December 2007, the FASB issued SFAS No. 141R which replaces SFAS No. 141, "Business Combinations" ("SFAS No. 141"). Among other things, SFAS No. 141R broadens the scope of SFAS No. 141 to include all transactions where an acquirer obtains control of one or more other businesses; retains the guidance to recognize intangible assets separately from goodwill; requires, with limited exceptions, that all assets acquired and liabilities assumed, including certain of those that arise from contractual contingencies, be measured at their acquisition date fair values; requires most acquisition and restructuring-related costs to be expensed as incurred; requires that step acquisitions, once control is acquired, to be recorded at the full amounts of the fair values of the identifiable assets, liabilities and the noncontrolling interest in the acquiree; and replaces the reduction of asset values and recognition of negative goodwill with a requirement to recognize a gain in earnings. The provisions of SFAS No. 141R are effective for fiscal years beginning after December 15, 2008 and are to be applied prospectively only. Early adoption is not permitted. The Company will apply the provisions of SFAS 141R as required when effective.

SFAS NO. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS - AN
  AMENDMENT OF ARB NO. 51 ("SFAS NO. 160")

     In December 2007, the FASB issued SFAS No. 160 which clarifies that a noncontrolling interest in a subsidiary is that portion of the subsidiary's equity that is attributable to owners of the subsidiary other than its parent or parent's affiliates. Noncontrolling interests are required to be reported as equity in the consolidated financial statements and as such net income will include amounts attributable to both the parent and the noncontrolling interest with disclosure of the amounts attributable to each on the face of the consolidated statement of operations. SFAS No. 160 requires that all changes in a parent's ownership interest in a subsidiary when control of the subsidiary is retained, be accounted for as equity transactions. In contrast, SFAS No. 160 requires a parent to recognize a gain or loss in net income when control over a subsidiary is relinquished and the subsidiary is deconsolidated, as well as provide certain associated expanded disclosures. SFAS No. 160 is effective as of the beginning of a reporting entity's first fiscal year beginning after December 15, 2008. Early adoption is prohibited. SFAS No. 160 requires prospective application as of the beginning of the fiscal year in which the standard is initially applied, except for the presentation and disclosure requirements which are to be applied retrospectively for all periods presented. The Company will apply the provisions of SFAS No. 160 as required on the effective date.

SEC STAFF ACCOUNTING BULLETIN NO. 109, WRITTEN LOAN COMMITMENTS THAT ARE
  RECORDED AT FAIR VALUE THROUGH EARNINGS ("SAB 109")

     In October 2007, the SEC issued SAB 109, a replacement of SAB 105, "Application of Accounting Principles to Loan Commitments". SAB 109 is applicable to both loan commitments accounted for under SFAS No. 133, and other loan commitments for which the issuer elects fair value accounting under SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities". SAB 109 states that the expected net future cash flows related to the servicing of a loan should be included in the fair value measurement of a loan commitment accounted for at fair value through earnings. The expected net future cash flows associated with loan servicing should be determined in accordance with the guidance in SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", as amended by SFAS No. 156, "Accounting for Servicing of Financial Assets". SAB 109 should be applied on a prospective basis to loan commitments accounted for under SFAS No. 133 that were issued or modified in fiscal quarters beginning after December 15, 2007. Earlier adoption is not permitted. The adoption of SAB 109 is not expected to have a material impact on the Company's results of operations or financial position.

SFAS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS NO. 157")

     In September 2006, the FASB issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. Specifically, SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. Additional disclosures and modifications to current fair value disclosures will be required upon adoption of SFAS No. 157. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. In February 2008, the FASB issued FASB Staff Position No. 157-2, "Effective Date of FASB Statement No. 157", which permits the deferral of the effective date of SFAS No. 157 to fiscal years beginning after November 15, 2008 for all non-financial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company plans to utilize the deferral for non-financial assets and liabilities. The adoption of SFAS No. 157 is not expected to have a material effect on the Company's results of operations or financial position.

SFAS NO. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL
  LIABILITIES - INCLUDING AN AMENDMENT OF FASB STATEMENT NO. 115 ("SFAS NO.
  159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities an option to report selected financial assets, including investment securities designated as available for sale, and financial liabilities, including most insurance contracts, at fair value. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement alternatives for similar types of financial assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of the impacts of a reporting entity's decision to use fair value on its earnings and requires entities to display, on the face of the statement of financial position, the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 is effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. The Company does not expect to apply the fair value option to any existing financial assets or liabilities as of January 1, 2008. Consequently, the initial adoption of SFAS No. 159 is expected to have no impact on the Company's results of operations or financial position.

SOP 07-1, CLARIFICATION OF THE SCOPE OF THE AUDIT AND ACCOUNTING GUIDE,
  INVESTMENT COMPANIES ("THE GUIDE") AND ACCOUNTING BY PARENT COMPANIES AND EQUITY METHOD INVESTORS FOR INVESTMENTS IN INVESTMENT COMPANIES ("SOP 07-1")

     In June 2007, the AICPA issued SOP 07-1 which provides guidance for determining whether an entity falls within the scope of the Guide and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity-method investor in an investment company. SOP 07-1 was to be effective for fiscal years beginning on or after December 15, 2007, however in February 2008, the FASB issued FASB Staff Position No. SOP 07-1-1, "Effective Date of AICPA Statement of Position 07-1", which amends SOP 07-1 to (1) delay indefinitely the effective date of the SOP and (2) prohibit adoption of the SOP for an entity that did not early adopt the SOP before December 15, 2007. The Company did not early adopt SOP 07-1. Consequently, the standard is expected to have no impact on the Company's results of operations or financial position.

FASB STAFF POSITION NO. FIN 39-1, AMENDMENT OF FASB INTERPRETATION NO. 39 ("FSP
  FIN 39-1")

     In April 2007, the FASB issued FSP FIN 39-1, which amends FASB Interpretation No. 39, "Offsetting of Amounts Related to Certain Contracts". FSP FIN 39-1 replaces the terms "conditional contracts" and "exchange contracts" with the term "derivative instruments" and requires a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. The effects of applying FSP FIN 39-1, if any, are to be recorded as a change in accounting principle through retrospective application unless such application is determined to be impractical. The adoption of FSP FIN 39-1 is not expected to have a material impact on the Company's results of operations or financial position based on the current level of derivative activity.

3.   DISPOSITIONS

VARIABLE ANNUITY BUSINESS

     On June 1, 2006, in accordance with the terms of the definitive Master Transaction Agreement and related agreements (collectively the "Agreement") ALIC, its subsidiary, Allstate Life Insurance Company of New York ("ALNY"), and the Corporation completed the disposal through reinsurance of substantially all of our variable annuity business to Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (collectively "Prudential"). For Allstate, this disposal achieved the economic benefit of transferring to Prudential the future rights and obligations associated with this business.

     The disposal was effected through reinsurance agreements (the "Reinsurance Agreements") which include both coinsurance and modified coinsurance provisions. Coinsurance and modified coinsurance provisions are commonly used in the reinsurance of variable annuities because variable annuities generally include both separate account and general account liabilities. When contractholders make a variable annuity deposit, they must choose how to allocate their account balances between a selection of variable-return mutual funds that must be held in a separate account and fixed-return funds held in the Company's general account. In addition, variable annuity contracts include various benefit guarantees that are general account obligations of the Company. The Reinsurance Agreements do not extinguish the Company's primary liability under the variable annuity contracts.

     Variable annuity balances invested in variable-return mutual funds are held in separate accounts, which are legally segregated assets and available only to settle separate account contract obligations. Because the separate account assets must remain with the Company under insurance regulations, modified coinsurance is typically used when parties wish to transfer future economic benefits of such business. Under the modified coinsurance provisions, the separate account assets remain on the Company's Consolidated Statements of Financial Position, but the related results of operations are fully reinsured and presented net of reinsurance on the Consolidated Statements of Operations and Comprehensive Income.

     The coinsurance provisions of the Reinsurance Agreements were used to transfer the future rights and obligations related to fixed return fund options and benefit guarantees. $1.37 billion of assets supporting general account liabilities have been transferred to Prudential, net of consideration, under the coinsurance reinsurance provisions as of the transaction closing date. General account liabilities of $1.26 billion and $1.49 billion as of December 31, 2007 and 2006 respectively, however, remain on the Consolidated Statements of Financial Position with a corresponding reinsurance recoverable.

     For purposes of presentation in the Consolidated Statements of Cash Flows, the Company treated the reinsurance of substantially all our variable annuity business to Prudential as a disposition of operations, consistent with the substance of the transaction which was the disposition of a block of business accomplished through reinsurance. Accordingly, the net consideration transferred to Prudential of $744 million (computed as $1.37 billion of general account insurance liabilities transferred to Prudential on the closing date less consideration of $628 million), the cost of hedging the ceding commission received from Prudential of $69 million, pre-tax, and the costs of executing the transaction of $13 million, pre-tax, were classified as a disposition of operations in the cash flows from investing activities section of the Consolidated Statements of Cash Flows.

     Under the Agreement, the Company has indemnified Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company will indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The Reinsurance Agreements contain no limits or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees, in accordance with the provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts".

     The terms of the Agreement give Prudential the right to be the exclusive provider of its variable annuity products through the Allstate proprietary agency force for three years and a non-exclusive preferred provider for the following two years. During a transition period, the Company will continue to issue new variable annuity contracts, accept additional deposits on existing business from existing contractholders on behalf of Prudential and, for a period of twenty-four months or less from the effective date of the transaction, service the reinsured business while Prudential prepares for the migration of the business onto its servicing platform.

     Pursuant to the Agreement, the final market-adjusted consideration was $628 million. The disposal resulted in a gain of $83 million pre-tax for ALIC, which was deferred as a result of the disposition being executed through reinsurance. The deferred gain is included as a component of other liabilities and accrued expenses on the Consolidated Statements of Financial Position, and is amortized to gain (loss) on dispositions of operations on the Consolidated Statements of Operations and Comprehensive Income over the life of the reinsured business which is estimated to be approximately 18 years. For ALNY, the transaction resulted in a loss of $9 million pre-tax. ALNY's reinsurance loss and other amounts related to the disposal of the business, including the initial costs and final market value settlements of the derivatives acquired by ALIC to economically hedge substantially all of the exposure related to market adjustments between the effective date of the Agreement and the closing of the transaction, transactional expenses incurred and amortization of ALIC's deferred reinsurance gain, were included as a component of gain (loss) on disposition of operations on the Consolidated Statements of Operations and Comprehensive Income amounted to $6 million and $(61) million, after-tax during 2007 and 2006, respectively. Gain (loss) on disposition of operations on the Consolidated Statement of Operations and Comprehensive Income included amortization of ALIC's deferred gain, after-tax, of $5 million and $1 million for the years ended December 31, 2007 and 2006, respectively. DAC and DSI were reduced by $726 million and $70 million, respectively, as of the effective date of the transaction for balances related to the variable annuity business subject to the Reinsurance Agreements.

     The separate account balances related to the modified coinsurance reinsurance were $13.76 billion and $15.07 billion as of December 31, 2007 and 2006, respectively. Separate account balances totaling approximately $1.17 billion and $1.10 billion at December 31, 2007 and 2006, respectively, related primarily to the variable life business that is being retained by the Company, and the variable annuity business in three affiliated companies that were not included in the Agreement. In the five-months of 2006, prior to this disposition, the Company's variable annuity business generated approximately $127 million in contract charges, and $278 million in 2005.

4.   SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities and mergers completed with equity securities, totaled $72 million, $39 million and $51 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Liabilities for collateral received in conjunction with the Company's securities lending and other business activities and for funds received from the Company's security repurchase business activities were $1.82 billion, $2.29 billion and $2.23 billion at December 31, 2007, 2006 and 2005, respectively, and are reported in other liabilities and accrued expenses in the Consolidated Statements of Financial Position. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

        ($ IN MILLIONS)                                                      2007          2006          2005
                                                                          -----------   -----------   -----------
        NET CHANGE IN PROCEEDS MANAGED
        Net change in fixed income securities                            $        34   $        96   $      (221)
        Net change in short-term investments                                     443          (159)          918
                                                                          -----------   -----------   -----------
           Operating cash flow provided (used)                           $       477   $       (63)  $       697
                                                                          ===========   ===========   ===========

        NET CHANGE IN LIABILITIES
        Liabilities for collateral and security repurchase,
            beginning of year                                            $    (2,294)  $    (2,231)  $    (2,928)
        Liabilities for collateral and security repurchase, end of year       (1,817)       (2,294)       (2,231)
                                                                          -----------   -----------   -----------
           Operating cash flow (used) provided                           $      (477)  $        63   $      (697)
                                                                          ===========   ===========   ===========

5.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 15), were $477 million, $494 million and $410 million in 2007, 2006 and 2005, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $74 million, $72 million and $235 million of structured settlement annuities, a type of immediate annuity, in 2007, 2006 and 2005, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $11 million, $10 million and $9 million relate to structured settlement annuities with life contingencies and are included in premium income for 2007, 2006 and 2005, respectively.

     In most cases, these annuities were issued under a "qualified assignment" whereby prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), and on and subsequent to July 1, 2001 Allstate Assignment Corporation ("AAC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

     AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits.

     Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.89 billion and $4.92 billion at December 31, 2007 and 2006, respectively.

BROKER-DEALER AGREEMENT

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred $27 million, $44 million and $46 million of commission and other distribution expenses for the years ending December 31, 2007, 2006 and 2005, respectively.

REINSURANCE TRANSACTIONS

     In 2005, the Company received fixed income securities with a fair value and amortized cost of $381 million and $358 million, respectively, and $5 million of accrued investment income for the settlement of a $386 million premium receivable due from American Heritage Life Insurance Company ("AHL"), an unconsolidated affiliate of the Company. The receivable related to two coinsurance agreements entered into in 2004 whereby the Company assumed certain interest-sensitive life insurance and fixed annuity contracts from AHL. Since the transaction was between affiliates under common control, the securities were recorded at amortized cost as of the date of settlement. The difference between the amortized cost and fair value of the securities, which increased accumulated other comprehensive income by $23 million, was recorded as a non-cash dividend of $23 million ($15 million, after-tax). Thus, the net effect on shareholder's equity was zero. Since the Company received assets in excess of net liabilities from an affiliate under common control, the Company recognized a gain of $47 million ($31 million, after-tax), which was recorded as a non-cash capital contribution. In accordance with the coinsurance agreements, for 2007, 2006 and 2005, the Company assumed premiums and contract charges of $16 million, $16 million and $17 million, respectively; contract benefits of $10 million, $11 million and $10 million, respectively; and interest credited to contractholder funds of $13 million, $24 million and $32 million, respectively.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

DEBT

     Effective January 1, 2008, the Company and AIC entered into a one-year intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. It shall be automatically renewed for subsequent one-year terms unless terminated by the parties. The Liquidity Agreement does not establish a commitment to advance funds on the part of either party. Both parties may make or receive advances. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principle balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter.

     On December 27, 2006, the Company issued an intercompany note in the amount of $500 million payable to its parent, AIC, on demand and, in any event, by March 30, 2007. This note was fully repaid in the first quarter of 2007. This note had an interest rate of 5.25% and was reflected as note payable to parent on the Company's Consolidated Statements of Financial Position at December 31, 2006. Interest expense on this note, which totaled $5 million in 2007, is included as a component of operating costs and expenses on the Condensed Consolidated Statements of Operations and Comprehensive Income.

     On June 30, 2006, under an existing agreement with Kennett Capital, Inc. ("Kennett"), an unconsolidated affiliate of ALIC, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%. The note due from Kennett is classified as other investments and the related surplus note is classified as long-term debt in the Consolidated Statements of Financial Position. In 2007 and 2006, the Company incurred $6 million and $4 million, respectively, of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income.

     On August 1, 2005, ALIC entered into an agreement with Kennett, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Re. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued. The note due from Kennett is classified as other investments and the related surplus notes are classified as long-term debt in the Consolidated Statements of Financial Position (see Note 13). In 2007, 2006 and 2005, the Company incurred $5 million, $5 million and $2 million, respectively, of interest expense related to this surplus note, which is reflected as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income.

     As of December 31, 2006, the Company's Consolidated Statements of Financial Position included redeemable preferred stock - Series A ("redeemable preferred stock") issued to Northbook Holdings, LLC, a wholly owned subsidiary of AIC. The Company's Board of Directors declared and paid cash dividends on the redeemable preferred stock from time to time, but not more frequently than quarterly. The dividends were based on the three-month LIBOR rate. Dividends of $1 million and $2 million were incurred and paid during 2006 and 2005, respectively, and included as a component of operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. At December 31, 2006, redeemable preferred stock totaling $6 million, was classified as mandatorily redeemable and therefore was included as a component of long-term debt on the Consolidated Statements of Financial Position. During 2006, $26 million of mandatorily redeemable preferred stock was redeemed. In addition to the portion of the redeemable preferred stock that was classified as mandatorily redeemable, redeemable preferred stock totaling $5 million was included as a component of shareholder's equity on the Consolidated Statements of Financial Position as of December 31, 2006. All remaining redeemable preferred stock, including the portion classified as mandatorily redeemable and included as a component of long-term debt and the portion classified as shareholder's equity as of December 31, 2006, was redeemed in 2007.

     The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2007 and 2006. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

CAPITAL SUPPORT AGREEMENT

     The Company and AIC entered into a Capital Support Agreement effective December 14, 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus Maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from Standard and Poor's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; or 2) our company action level RBC ratio is at least 300% or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. At December 31, 2007, no capital had been provided by AIC under this agreement.

6.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                        GROSS UNREALIZED
($ IN MILLIONS)                          AMORTIZED   ------------------------      FAIR
                                           COST         GAINS       LOSSES        VALUE
                                        -----------  -----------  -----------   -----------
AT DECEMBER 31, 2007
U.S. government and agencies           $     2,848  $       880  $         -   $     3,728
Municipal                                    4,235          115          (39)        4,311
Corporate                                   31,624          757         (646)       31,735
Foreign government                           1,814          374           (3)        2,185
Mortgage-backed securities                   3,499           37          (46)        3,490
Commercial mortgage-backed securities        7,698           76         (386)        7,388
Asset-backed securities                      6,273           20         (690)        5,603
Redeemable preferred stock                      29            1           (1)           29
                                        -----------  -----------  -----------   -----------
     Total fixed income securities     $    58,020  $     2,260  $    (1,811)  $    58,469
                                        ===========  ===========  ===========   ===========

AT DECEMBER 31, 2006
U.S. government and agencies           $     2,763  $       736  $        (3)  $     3,496
Municipal                                    4,732          101          (43)        4,790
Corporate                                   32,841          811         (325)       33,327
Foreign government                           1,709          317           (3)        2,023
Mortgage-backed securities                   4,543           31          (56)        4,518
Commercial mortgage-backed securities        7,597           64          (61)        7,600
Asset-backed securities                      5,663           34          (16)        5,681
Redeemable preferred stock                      21            1            -            22
                                        -----------  -----------  -----------   -----------
     Total fixed income securities     $    59,869  $     2,095  $      (507)  $    61,457
                                        ===========  ===========  ===========   ===========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2007:

                                                 AMORTIZED      FAIR
       ($ IN MILLIONS)                             COST         VALUE
                                                -----------  -----------
       Due in one year or less                 $     1,645  $     1,647
       Due after one year through five years        11,211       11,389
       Due after five years through ten years       13,164       13,603
       Due after ten years                          22,228       22,737
                                                -----------  -----------
                                                    48,248       49,376
       Mortgage- and asset-backed securities         9,772        9,093
                                                -----------  -----------
            Total                              $    58,020  $    58,469
                                                ===========  ===========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

         ($ IN MILLIONS)                             2007         2006         2005
                                                  -----------  -----------  -----------
         Fixed income securities                 $     3,589  $     3,505  $     3,318
         Mortgage loans                                  552          508          469
         Equity securities                                 4            2           --
         Limited partnership interests                    87           42           37
         Other                                           243          257           78
                                                  -----------  -----------  -----------
              Investment income, before expense        4,475        4,314        3,902
              Investment expense                         270          257          195
                                                  -----------  -----------  -----------
                  Net investment income          $     4,205  $     4,057  $     3,707
                                                  ===========  ===========  ===========

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

         ($ IN MILLIONS)                                           2007          2006          2005
                                                                -----------   -----------   -----------
         Fixed income securities                               $      (172)  $      (157)  $        29
         Equity securities                                               6             2             7
         Limited partnership interests                                  34             2            --
         Derivatives                                                   (57)           31           (45)
         Other investments                                              (8)           43            28
                                                                -----------   -----------   -----------
              Realized capital gains and losses, pre-tax              (197)          (79)           19
              Income tax benefit (expense)                              69            28            (7)
                                                                -----------   -----------   -----------
                 Realized capital gains and losses, after-tax  $      (128)  $       (51)  $        12
                                                                ===========   ===========   ===========

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

         ($ IN MILLIONS)                                           2007          2006          2005
                                                                -----------   -----------   -----------
         Write-downs                                           $      (118)  $       (21)  $       (24)
         Dispositions (1)                                              (22)          (89)           88
         Valuation of derivative instruments                           (63)          (17)         (105)
         Settlement of derivative instruments                            6            48            60
                                                                -----------   -----------   -----------
              Realized capital gains and losses, pre-tax              (197)          (79)           19
              Income tax benefit (expense)                              69            28            (7)
                                                                -----------   -----------   -----------
                 Realized capital gains and losses, after-tax  $      (128)  $       (51)  $        12
                                                                ===========   ===========   ===========

----------
     (1) Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. The Company recognized losses of $92 million, $60 million and $67 million in 2007, 2006 and 2005, respectively, due to changes in intent to hold impaired securities.

     Gross gains of $131 million, $102 million and $197 million and gross losses of $186 million, $231 million and $131 million were realized on sales of fixed income securities during 2007, 2006 and 2005, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                                GROSS UNREALIZED
($ IN MILLIONS)                                                  FAIR       -----------------------     UNREALIZED NET
AT DECEMBER 31, 2007                                            VALUE          GAINS       LOSSES       GAINS (LOSSES)
                                                              -----------   -----------  -----------   ----------------
Fixed income securities                                      $    58,469   $     2,260  $    (1,811)  $           449
Equity securities                                                    102             5           (5)               --
Derivative instruments (1)                                           (32)           --          (32)              (32)
                                                                                                       ---------------
     Total                                                                                                        417

Amount recognized for: (2)
     Premium deficiency reserve                                                                                (1,059)
     Deferred policy acquisition and sales inducement costs                                                       513
                                                                                                       ---------------
        Total                                                                                                    (546)
   Deferred income taxes                                                                                           45
                                                                                                       ---------------
Unrealized net capital gains and losses                                                               $           (84)
                                                                                                       ===============

(1) Included in the fair value of derivatives are $(9) million classified as assets and $23 million classified as liabilities.
(2) See Note 2, for Deferred policy acquisition and sales inducement costs and Reserve for life-contingent contract benefits.

                                                                                GROSS UNREALIZED
($ IN MILLIONS)                                                 FAIR        -----------------------     UNREALIZED NET
AT DECEMBER 31, 2006                                            VALUE          GAINS       LOSSES       GAINS (LOSSES)
                                                              -----------   -----------  -----------   -----------------
Fixed income securities                                      $    61,457   $     2,095  $      (507)  $          1,588
Equity securities                                                     72            11           --                 11
Derivative instruments (1)                                           (16)            2          (18)               (16)
                                                                                                       ----------------
     Total                                                                                                       1,583

Amount recognized for: (2)
     Premium deficiency reserve                                                                                 (1,129)
     Deferred policy acquisition and sales inducement costs                                                         46
                                                                                                       ----------------
        Total                                                                                                   (1,083)
   Deferred income taxes                                                                                          (175)
                                                                                                       ----------------
Unrealized net capital gains and losses                                                               $            325
                                                                                                       ----------------

(1) Included in the fair value of derivatives are $(7) million classified as assets and $9 million classified as liabilities.
(2) See Note 2, for Deferred policy acquisition and sales inducement costs and Reserve for life-contingent contract benefits.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ IN MILLIONS)                                                 2007          2006          2005
                                                             -----------   -----------   -----------
Fixed income securities                                     $    (1,139)  $      (672)  $    (1,067)
Equity securities                                                   (11)            6            (4)
Derivative instruments                                              (16)          (10)           17
                                                             -----------   -----------   -----------
    Total                                                        (1,166)         (676)       (1,054)

Amounts recognized for:
    Premium deficiency reserve                                       70           214          (254)
    Deferred policy acquisition and sales inducement costs          467            58           653
                                                             -----------   -----------   -----------
       Total                                                        537           272           399
Deferred income taxes                                               220           141           230
                                                             -----------   -----------   -----------
Decrease in unrealized net capital gains and losses         $      (409)  $      (263)  $      (425)
                                                             ===========   ===========   ===========

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other-than-temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the length of time and extent to which the fair value has been less than amortized cost for fixed income securities, or cost for equity securities; 4) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ IN MILLIONS)                                       LESS THAN 12 MONTHS                  12 MONTHS OR MORE
                                               ----------------------------------  ----------------------------------      TOTAL
                                                 NUMBER        FAIR     UNREALIZED    NUMBER       FAIR     UNREALIZED   UNREALIZED
AT DECEMBER 31, 2007                           OF ISSUES      VALUE       LOSSES    OF ISSUES     VALUE       LOSSES       LOSSES
                                               ----------   ----------  ----------  ----------  ----------  ----------   ----------
Fixed income securities
   U.S. government and agencies                        --  $        -- $        --           1 $         3 $        --  $        --
   Municipal                                          132          826         (30)         24         134          (9)         (39)
   Corporate                                          812        9,437        (474)        322       3,744        (172)        (646)
   Foreign government                                  19          167          (3)          1           1          --           (3)
   Mortgage-backed securities                         122        1,145         (31)        433         686         (15)         (46)
   Commercial mortgage-backed securities              306        3,074        (345)        133       1,137         (41)        (386)
   Asset-backed securities                            438        4,307        (648)         60         510         (42)        (690)
   Redeemable preferred stock                           1           13          (1)         --          --          --           (1)
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income securities                1,830       18,969      (1,532)        974       6,215        (279)      (1,811)

Equity securities                                       9           64          (5)         --          --          --           (5)
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income & equity securities       1,839  $    19,033 $    (1,537)        974 $     6,215 $      (279) $    (1,816)
                                               ===========  =========== =========== =========== =========== ===========  ===========

Investment grade fixed income securities            1,629  $    17,675 $    (1,396)        930 $     5,885 $      (247) $    (1,643)
Below investment grade fixed income securities        201        1,294        (136)         44         330         (32)        (168)
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income securities                1,830  $    18,969 $    (1,532)        974 $     6,215 $      (279) $    (1,811)
                                               ===========  =========== =========== =========== =========== ===========  ===========

AT DECEMBER 31, 2006
Fixed income securities
   U.S. government and agencies                        11  $       177 $        (1)         12 $        87 $        (2) $        (3)
   Municipal                                          184        1,018         (20)        143         558         (23)         (43)
   Corporate                                          477        6,114         (80)        607       7,665        (245)        (325)
   Foreign government                                   7           40          (1)          8         113          (2)          (3)
   Mortgage-backed securities                         232          753          (6)        722       1,933         (50)         (56)
   Commercial mortgage-backed securities              131        1,624         (10)        224       2,272         (51)         (61)
   Asset-backed securities                            100          881          (5)         59         523         (11)         (16)
   Redeemable preferred stock                           1            7          --          --          --          --           --
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income securities                1,143       10,614        (123)      1,775      13,151        (384)        (507)

Equity securities                                      --           --          --          --          --          --           --
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income & equity securities       1,143  $    10,614 $      (123)      1,775 $    13,151 $      (384) $      (507)
                                               ===========  =========== =========== =========== =========== ===========  ===========

Investment grade fixed income securities            1,081  $    10,169 $      (113)      1,723 $    12,804 $      (368) $      (481)
Below investment grade fixed income securities         62          445         (10)         52         347         (16)         (26)
                                               -----------  ----------- ----------- ----------- ----------- -----------  -----------
       Total fixed income securities                1,143  $    10,614 $      (123)      1,775 $    13,151 $      (384) $      (507)
                                               ===========  =========== =========== =========== =========== ===========  ===========

     As of December 31, 2007, $1.24 billion of unrealized losses are related to securities with an unrealized loss position less than 20% of cost or amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $1.24 billion, $1.13 billion are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion; or aaa, aa, a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     As of December 31, 2007, the remaining $576 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of cost or amortized cost. Of the $576 million, $62 million are related to below investment grade fixed income securities. Of these amounts, none of the equity securities or below investment grade fixed income securities had been in an unrealized loss position for a period of twelve or more consecutive months as of December 31, 2007. The Company expects eventual recovery of these securities. Every security was included in our portfolio monitoring process.

     The securities comprising the $576 million of unrealized losses were evaluated based on factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as recent financings or bank loans, cash flows from operations, collateral or the position of a subsidiary with respect to its parent's bankruptcy.

     Unrealized losses on mortgage-backed, asset-backed and commercial mortgage-backed holdings were evaluated based on credit ratings, as well as the performance of the underlying collateral relative to the securities' positions in the securities' respective capital structure. The unrealized losses on municipal bonds and asset-backed securities that had credit enhancements from bond insurers were evaluated on the quality of the underlying security. These investments were determined to have adequate resources to fulfill contractual obligations.

     As of December 31, 2007, the Company had the intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover.

LIMITED PARTNERSHIP IMPAIRMENT

     As of December 31, 2007 and 2006, equity-method limited partnership investments totaled $485 million and $99 million, respectively. The Company recognizes a loss in value for equity-method investments when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other-than-temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment. In 2007, the Company had write-downs of $9 million related to equity-method limited partnership interests. No write-downs were recognized in 2006.

     As of December 31, 2007 and 2006, the carrying value for cost method limited partnership investments was $509 million and $362 million, respectively, which primarily included limited partnership interests in fund investments. The fair value for cost method investments is not readily determinable because the investments are private in nature and do not trade frequently. Therefore, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other recent adverse events since the last financial statement received that might affect the fair value of the investee's capital. Additionally, the Company uses a screening process to identify those investments whose net asset value is below established thresholds for certain periods of time, and investments that are performing below expectations for consideration for inclusion on its watch-list. In 2007, 2006 and 2005, the Company had write-downs of $0.3 million, $0.1 and $0.1 million related to cost method investments that were other-than-temporarily impaired.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The net carrying value of impaired loans at December 31, 2007 and 2006 was $2 million and $5 million, respectively. No valuation allowances were held at December 31, 2007 or 2006 because the fair value of the collateral was greater than the recorded investment in the loans, and no valuation allowances were charged to operations during the years 2007, 2006 or 2005.

     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise cash basis is used. The Company recognized interest income on impaired loans of $0.2 million, $0.4 million and $0.2 million during 2007, 2006 and 2005, respectively. The average balance of impaired loans was $3 million, $5 million and $6 million during 2007, 2006 and 2005, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5% of the portfolio at December 31, 2007 or 2006.

        (% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)         2007         2006
                                                            ----------   ----------
        California                                               19.7%        20.4%
        New York                                                  9.5         10.6
        Texas                                                     9.0          5.4
        Delaware                                                  8.1          2.2
        New Jersey                                                7.1          7.8
        Oregon                                                    5.2          4.6
        Pennsylvania                                              4.1          5.2

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5% of the portfolio at December 31, 2007 or 2006.

        (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)       2007         2006
                                                               ----------   ----------
        California                                                  22.7%        19.3%
        Illinois                                                     8.7          9.7
        Texas                                                        7.3          7.6
        New York                                                     5.7          5.1
        Pennsylvania                                                 5.5          5.7
        New Jersey                                                   5.5          4.4

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

        (% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)       2007         2006
                                                               ----------   ----------
        Office buildings                                            35.3%        34.7%
        Retail                                                      23.1         25.7
        Warehouse                                                   21.3         21.6
        Apartment complex                                           15.8         15.5
        Other                                                        4.5          2.5
                                                               ----------   ----------
             Total                                                 100.0%       100.0%
                                                               ==========   ==========

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2007 for loans that were not in foreclosure are as follows:

                                         NUMBER OF      CARRYING
($ IN MILLIONS)                            LOANS         VALUE        PERCENT
                                        -----------    ----------   ----------
2008                                            52           423          4.3
2009                                           101         1,046         10.6
2010                                            94         1,134         11.5
2011                                           101         1,282         12.9
2012                                            91         1,082         10.9
Thereafter                                     488         4,934         49.8
                                         -----------   -----------  -----------
  Total                                        927   $     9,901        100.0%
                                         ===========   ===========  ===========

     In 2007, $301 million of commercial mortgage loans were contractually due. Of these, 85% were paid as due, 14% were refinanced at prevailing market terms and 1% were extended for less than one year. None were foreclosed or are in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.

CONCENTRATION OF CREDIT RISK

     At December 31, 2007, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

SECURITIES LOANED AND SECURITY REPURCHASE AND RESALE

     The Company's business activities include securities lending programs with third parties, mostly large brokerage firms. At December 31, 2007 and 2006, fixed income and equity securities with a carrying value of $1.70 billion and $1.74 billion, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $11 million, $5 million and $5 million, for the years ended December 31, 2007, 2006 and 2005, respectively.

     As part of its business activities, the Company sells securities under agreements to repurchase and purchases securities under agreements to resell. At December 31, 2007, the Company had no securities that were subject to repurchase or resale agreements. At December 31, 2006, the Company had $143 million of securities that were subject to repurchase agreements and had no securities that were subject to resale agreements. As part of these programs, the

Company receives cash or securities that it invests or holds in short-term or fixed income securities. For repurchase agreements, an offsetting liability is recorded in other liabilities and accrued expenses to account for the Company's obligation to return these funds. Interest income recorded as a result of the repurchase program was $(11) million, $1 million and $9 million in 2007, 2006 and 2005, respectively.

OTHER INVESTMENT INFORMATION

     Included in fixed income securities are below investment grade assets totaling $2.66 billion and $2.36 billion at December 31, 2007 and 2006, respectively.

     At December 31, 2007, fixed income securities with a carrying value of $60 million were on deposit with regulatory authorities as required by law.

     At December 31, 2007, the carrying value of fixed income securities that were non-income producing was $9 million. No other investments were non-income producing at December 31, 2007.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and DSI and certain reinsurance recoverables) and liabilities (including reserve for life-contingent contract benefits, contractholder funds pertaining to interest-sensitive life contracts and deferred income taxes) are not included in accordance with SFAS No. 107, "Disclosures about Fair Value of Financial Instruments". Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature, and as such their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

        ($ IN MILLIONS)                    DECEMBER 31, 2007          DECEMBER 31, 2006
                                       ------------------------    -------------------------
                                         CARRYING       FAIR          CARRYING      FAIR
                                          VALUE         VALUE          VALUE        VALUE
                                       -----------   -----------   -----------   -----------
        Fixed income securities       $    58,469   $    58,469   $    61,457   $    61,457
        Mortgage loans                      9,901         9,804         8,690         8,761
        Equity securities                     102           102            72            72
        Limited partnership interests         994           994           461           461
        Short-term investments                386           386           805           805
        Reinsurance recoverables on
          investment contracts              1,429         1,406         1,659         1,620
        Policy loans                          770           770           752           752
        Other investments                   1,792         1,792         1,923         1,923
        Separate accounts                  14,929        14,929        16,174        16,174

     The fair values of fixed income securities and equity securities are based upon observable market quotations, observable market data or are derived from such quotations and observable market data. The fair value of privately placed fixed income securities is generally based on widely accepted pricing valuation models, which are developed internally. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. The fair value of reinsurance recoverables on investment contracts is based on the fair value of the underlying fixed and immediate annuity contract account liabilities, adjusted for credit risk. The carrying value of policy loans and other investments is deemed to approximate fair value. Separate accounts assets are carried in the Consolidated Statements of Financial Position at fair value based on observable market prices.

FINANCIAL LIABILITIES

        ($ IN MILLIONS)                       DECEMBER 31, 2007        DECEMBER 31, 2006
                                            ----------------------  ----------------------
                                             CARRYING      FAIR       CARRYING     FAIR
                                               VALUE       VALUE        VALUE      VALUE
                                            -----------  ----------  ----------  ----------
        Contractholder funds on investment
          contracts                        $    51,533 $    50,184 $    52,143 $    50,499
        Note payable to parent                      --          --         500         500
        Long-term debt                             200         200         206         206
        Liability for collateral and
          repurchase agreements                  1,817       1,817       2,294       2,294
        Separate accounts                       14,929      14,929      16,174      16,174

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies and funding agreements are valued at the present value of future benefits using current interest rates. The fair value of variable rate funding agreements approximates carrying value. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the consolidated financial statements.

     The carrying value of the note payable to parent is deemed to approximate fair value due to the short-term nature of the note. The carrying value of long-term debt is deemed to approximate fair value. The liability for collateral and repurchase agreements is valued at carrying value due to its short-term nature. Separate accounts liabilities are carried at the account values, which are equal to the carrying value of the corresponding assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivatives for risk reduction and asset replication. In addition, the Company has derivatives embedded in financial instruments, which are required to be separated and accounted for as derivative instruments. With the exception of derivatives used for asset replication and embedded derivatives which are required to be separated, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting or non-hedge derivative financial instruments on at least a quarterly basis (see
Note 2). The Company does not use derivatives for trading purposes. Non-hedge accounting is used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements prescribed in SFAS No. 133 to permit the application of SFAS No. 133's hedge accounting model. The principal benefit of a "portfolio" level strategy is in its cost savings through its ability to use fewer derivatives with larger notional amounts.

     Asset-liability management is a risk management strategy that is principally employed to align the respective interest-rate sensitivities of its assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps and floors are acquired to change the interest rate characteristics of existing assets and liabilities to ensure a properly matched relationship is maintained and to reduce exposure to rising or falling interest rates. The Company uses financial futures to hedge anticipated asset purchases and liability issuances and financial futures and options for hedging the Company's equity exposure contained in equity indexed and variable annuity product contracts that offer equity returns to contractholders. In addition, the Company also uses interest rate swaps to hedge interest rate risk inherent in funding agreements and foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements.

     Asset replication refers to the "synthetic" creation of an asset through the use of a credit derivative and a high quality cash instrument to replicate fixed income securities that are either unavailable in the cash bond market or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

     The Company has derivatives that are embedded in non-derivative "host" contracts. The Company's primary embedded derivatives are conversion options in fixed income investments, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock; equity options in annuity product contracts, which provide equity returns to contractholders; and equity-indexed notes containing equity call options, which provide a coupon payout based upon one or more indices.

In the tables that follow:

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. The fair value of exchange traded derivative contracts is based on observable market quotations in active markets, whereas the fair value of non-exchange traded derivative contracts is determined using widely accepted valuation models and other appropriate valuation methods. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2007, the Company pledged $19 million of securities in the form of margin deposits.

     Carrying value amounts include the fair value of the derivatives, including the embedded derivatives, and exclude the accrued periodic settlements which are short term in nature and are reported in accrued investment income or other invested assets. The carrying value amounts for freestanding derivatives have been further adjusted for the effects, if any, of legally enforceable master netting agreements.

     The net impact to pre-tax income includes valuation and settlements of derivatives which are reported in net income as described in Note 2. For those derivatives which qualify for fair value hedge accounting, it also includes the changes in the fair value of the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses amortized from accumulated other comprehensive income are included. For embedded derivatives in convertibles and equity-indexed notes subject to bifurcation, accretion income related to the host instrument has also been included.

     The following table categorizes the accounting hedge (fair value and cash flow) and non-hedge strategies employed by the Company. The notional amount, the fair value of the hedge and the impact on pre-tax income have been provided to illustrate the relative volume, the Company's exposure and the level of mark-to-market activity, respectively, for the derivative programs as of December 31.


($ IN MILLIONS)                   2007                                      2006
                  ----------------------------------------  ---------------------------------------
                                      FAIR VALUE                                FAIR VALUE             IMPACT TO PRE-TAX INCOME
                            ------------------------------            -----------------------------  -------------------------------
                              FAIR       CASH                           FAIR      CASH
                  NOTIONAL   VALUE       FLOW        NON-   NOTIONAL   VALUE      FLOW       NON-
                   AMOUNT    HEDGE      HEDGE       HEDGE    AMOUNT    HEDGE      HEDGE      HEDGE     2007       2006        2005
                  --------  --------   --------   --------  --------  --------  --------   --------  --------   --------   ---------
RISK REDUCTION
Interest Rate
  Exposure       $  27,821 $    (288) $      --  $     (10) $ 25,819 $      24 $      --  $      43 $     (41)  $    (45) $    (161)
Macro hedging          541        --         --          2     3,425        --        --          1       (29)        16         (9)
Hedging of
  equity
  exposure in
  annuity
  contracts          6,226        --         --        106     4,722        --        --        125        15        103         20
Hedging
  interest rate
  and foreign
  currency risk
  inherent in
  funding
  agreements         1,955       402         --         --     1,948       366        --         --       (17)        13         77
  Other                500         2        (32)        (6)      470         3       (17)        (4)       (8)       (75)       (10)

ASSET REPLICATION      631        --         --        (23)      395        --        --          2       (19)         4          2

EMBEDDED
DERIVATIVES
Conversion
  options in
  fixed income
  securities           559        --         --        191       488        --        --        187        55         51         27
Equity indexed
  notes                800        --         --        422       625        --        --        305        60         49         19
  Annuity
  contracts          6,846        --         --       (119)    6,122        --        --       (171)      (26)       (91)        (9)
                  --------  --------   --------   --------   -------  --------  --------   --------  --------   --------   --------
TOTAL            $  45,879 $     116  $     (32) $     563  $ 44,014 $     393 $     (17) $     488 $     (10)  $     25  $     (44)
                  ========  ========   ========   ========   =======  ========  ========   ========  ========   ========   ========

     Derivative instruments are recorded at fair value and presented in the Consolidated Statements of Financial Position as of December 31, as follows:

($ IN MILLIONS)                                                     CARRYING VALUE
                                              -----------------------------------------------------------
                                                         ASSETS                      (LIABILITIES)
                                              ----------------------------    ---------------------------
                                                  2007           2006             2007            2006
                                              -------------  -------------    ------------    -----------
Fixed income securities                      $         612  $         492    $         --    $       --
Other investments                                      444            666              --            --
Other assets                                             2              3              --            --
Contractholder funds                                    --             --            (119)          (171)
Other liabilities and accrued expenses                  --             --            (292)          (126)
                                              -------------  -------------    ------------    -----------
     Total                                   $       1,058  $       1,161    $       (411)   $      (297)
                                              =============  =============    ============    ===========

     For cash flow hedges, unrealized net pre-tax losses included in accumulated other comprehensive income were $(32) million and $(16) million at December 31, 2007 and 2006, respectively. The net pre-tax changes in accumulated other comprehensive income due to cash flow hedges were $(16) million, $(10) million and $17 million in 2007, 2006 and 2005, respectively. Amortization to net income of accumulated other comprehensive income related to cash flow hedges is expected to be $(2) million in 2008.

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2007.

($ IN MILLIONS)                                                                            CARRYING VALUE
                                                                                     --------------------------
                                                           NOTIONAL       FAIR
                                                            AMOUNT        VALUE         ASSETS    (LIABILITIES)
                                                          -----------  -----------   -----------  -------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                            $    14,886  $      (297)  $      (117)  $      (180)
Financial futures contracts                                      710            2             2            --
Interest rate cap and floor agreements                        13,760            5             5            --
                                                          -----------  -----------   -----------   -----------
Total interest rate contracts                                 29,356         (290)         (110)         (180)

EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                       6,057          106           176           (70)

FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                               1,493          361           388           (27)

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION                  631          (23)          (10)          (13)

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit                                1,592           --            --            --
Guaranteed withdrawal benefit                                  1,216           --            --            --
Conversion options in fixed income securities                    559          190           190            --
Equity-indexed call options in fixed income securities           800          422           422            --
Equity-indexed and forward starting options in life and
   annuity product contracts                                   3,934         (123)           --          (123)
Other embedded derivative financial instruments                  154            2            --             2
                                                          -----------  -----------   -----------   -----------
Total embedded derivative financial instruments                8,255          491           612          (121)

OTHER DERIVATIVE FINANCIAL INSTRUMENTS                            87            2             2            --
                                                          -----------  -----------   -----------   -----------

TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                   $    45,879  $       647   $     1,058   $      (411)
                                                          ===========  ===========   ===========   ===========

     The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments at December 31, 2006:

($ IN MILLIONS)                                                                            CARRYING VALUE
                                                                                     -------------------------
                                                           NOTIONAL      FAIR
                                                            AMOUNT       VALUE         ASSETS     (LIABILITIES)
                                                          -----------  -----------   -----------  ------------
INTEREST RATE CONTRACTS
Interest rate swap agreements                            $    14,529  $        24   $        30   $        (6)
Financial futures contracts                                    3,626            1             1            --
Interest rate cap and floor agreements                        12,065           27            26             1
                                                          -----------  -----------   -----------   -----------
Total interest rate contracts                                 30,220           52            57            (5)

EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                       4,521          125           233          (108)

FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                               1,551          362           375           (13)

CREDIT DEFAULT SWAPS USED FOR ASSET REPLICATION                  395            2             1             1

EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Guaranteed accumulation benefit                                1,608            7            --             7
Guaranteed withdrawal benefit                                  1,067            1            --             1
Conversion options in fixed income securities                    488          187           187            --
Equity-indexed call options in fixed income securities           625          305           305            --
Equity-indexed and forward starting options in life and
  annuity product contracts                                    3,343         (189)           --          (189)
Other embedded derivative financial instruments                  104           10            --            10
                                                          -----------  -----------   -----------   -----------
Total embedded derivative financial instruments                7,235          321           492          (171)

OTHER DERIVATIVE FINANCIAL INSTRUMENTS                            92            2             3            (1)
                                                          -----------  -----------   -----------   -----------

TOTAL DERIVATIVE FINANCIAL INSTRUMENTS                   $    44,014  $       864   $     1,161   $      (297)
                                                          ===========  ===========   ===========   ===========

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company uses master netting agreements for over-the-counter derivative transactions, including interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap and certain option agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2007, counterparties pledged cash of $72 million and securities of $226 million to the Company and the Company pledged $1 million of cash and $107 million in securities to counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk.

     Credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of freestanding derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, foreign currency swap, interest rate cap, interest rate floor, credit default swap and certain option agreements.

($ IN MILLIONS)                         2007                                                   2006
                ----------------------------------------------------  -------------------------------------------------------
                NUMBER OF                               EXPOSURE,      NUMBER OF                                 EXPOSURE,
                 COUNTER-    NOTIONAL     CREDIT          NET OF        COUNTER-     NOTIONAL      CREDIT         NET OF
 RATING (1)      PARTIES      AMOUNT    EXPOSURE (2)  COLLATERAL (2)    PARTIES       AMOUNT    EXPOSURE (2)   COLLATERAL (2)
------------    ----------  ----------  ------------- --------------  ------------   ---------  ------------  ---------------
    AAA                 1  $      228  $         --  $           --             1   $     457  $         10  $           10
    AA+                 1       2,016             3               3            --          --            --              --
    AA                  7      11,652            65               8             5       8,124           137              32
    AA-                 4       5,532            11               1             6       7,484           201              21
    A+                  3      11,398           187              --             3      12,494            86              20
                ----------  ----------  ------------- --------------  ------------   ---------  ------------  --------------
   Total               16  $   30,826  $        266  $           12            15   $  28,559  $        434  $           83
                ==========  ==========  ============= ==============  ============   =========  ============  ==============

----------
(1)  Rating is the lower of S&P's or Moody's ratings.
(2) Only over-the-counter derivatives with a net positive fair value are included for each counterparty.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS AND UNCONSOLIDATED INVESTMENT VIES

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

     ($ IN MILLIONS)                                    2007                         2006
                                            ---------------------------   ---------------------------
                                            CONTRACTUAL       FAIR        CONTRACTUAL        FAIR
                                               AMOUNT         VALUE          AMOUNT          VALUE
                                            ------------   ------------   ------------   ------------
     Commitments to invest in limited
       partnership interests               $      1,210   $         --   $        707   $         --
     Private placement commitments                   30             --            112             --
     Commitments to extend mortgage loans           326              3            527              5
     Liens on investment                             16             --             13             --

     In the above table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

     In 2006, the Company participated in the establishment of an investment management VIE that holds assets under the management of Allstate Investment Management Company, an unconsolidated affiliate of the Company, on behalf of unrelated third party investors. The VIE had assets consisting primarily of investment securities and cash totaling $401 million and liabilities, primarily long-term debt, of $378 million at December 31, 2007. The Company does not consolidate the VIE because it is not the primary beneficiary. The Company's maximum loss exposure related to its investment in the VIE is the current carrying value of its investment, which was $13 million at December 31, 2007.

8.   RESERVES FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

          ($ IN MILLIONS)                                                 2007        2006
                                                                       ----------  ----------
          Immediate fixed annuities:
             Structured settlement annuities                          $    7,094  $    6,950
             Other immediate fixed annuities                               2,253       2,317
          Traditional life insurance                                       2,397       2,234
          Other                                                              854         703
                                                                       ----------  ----------
              Total reserve for life-contingent contract benefits     $   12,598  $   12,204
                                                                       ==========  ==========

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

                                                                        INTEREST                   ESTIMATION
         PRODUCT                         MORTALITY                        RATE                       METHOD
Structured settlement           U.S. population with projected   Interest rate assumptions  Present value of
 annuities                      calendar year improvements;      range from 4.1% to 11.7%   contractually specified
                                mortality rates adjusted for                                future benefits
                                each impaired life based on
                                reduction in life expectancy
                                and nature of impairment

Other immediate fixed           1983 group annuity mortality     Interest rate assumptions  Present value of expected
 annuities                      table                            range from 1.9% to 11.5%   future benefits based on
                                                                                            historical experience
                                1983 individual annuity
                                mortality table

                                1983-a annuity mortality table

                                Annuity 2000 mortality table

Traditional life insurance      Actual company experience plus   Interest rate assumptions  Net level premium reserve
                                loading                          range from 4.0% to 11.3%   method using the
                                                                                            Company's withdrawal
                                                                                            experience rates

Other:

  Variable annuity guaranteed   90% of 1994 group annuity        Interest rate assumptions  Projected benefit ratio
    minimum death benefits (1)  mortality table with internal    range from 6.5% to 7.0%    applied to cumulative
                                modifications                                               assessments

  Accident & health             Actual company experience plus                              Unearned premium;
                                loading                                                     additional contract
                                                                                            reserves for traditional
                                                                                            life insurance

(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $1.06 billion and $1.13 billion is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2007 and 2006, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consist of the following:

          ($ IN MILLIONS)                                       2007            2006
                                                            -------------   -------------
          Interest-sensitive life insurance                $       8,896   $       8,397
          Investment contracts:
            Fixed annuities                                       38,100          39,277
            Funding agreements backing medium-term notes          13,375          12,787
            Other investment contracts                                93             104
                                                            -------------   -------------
              Total contractholder funds                   $      60,464   $      60,565
                                                            =============   =============

     The following table highlights the key contract provisions relating to contractholder funds:

       PRODUCT                           INTEREST RATE             WITHDRAWAL/SURRENDER CHARGES
Interest-sensitive life          Interest rates credited range    Either a percentage of account
 insurance                       from 2.0% to 6.0%                balance or dollar amount
                                                                  grading off generally over 20
                                                                  years

Fixed annuities                  Interest rates credited range    Either a declining or a level
                                 from 1.3% to 11.5% for           percentage charge generally
                                 immediate annuities and 0% to    over nine years or less.
                                 16.0% for other fixed            Additionally, approximately
                                 annuities (which include         27.1% of fixed annuities are
                                 equity-indexed annuities whose   subject to market value
                                 returns are indexed to the S&P   adjustment for discretionary
                                 500)                             withdrawals.

Funding agreements backing       Interest rates credited range    Not applicable
 medium-term notes               from 2.2% to 7.6% (excluding
                                 currency-swapped medium-term
                                 notes)

Other investment contracts:

   Variable guaranteed minimum   Interest rates used in           Withdrawal and surrender
     income benefit (1) and      establishing reserves range      charges are based on the terms
     secondary guarantees on     from 1.8% to 10.3%               of the related
     interest-sensitive life                                      interest-sensitive life or
     and fixed annuities                                          fixed annuity contract.

   Guaranteed investment         Interest rates credited range    Generally not subject to
     contracts                   from 3.7% to 7.7%                discretionary withdrawal


(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential (see Note 3).

     Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

     Contractholder funds activity for the years ended December 31 is as follows:

          ($ IN MILLIONS)                                                 2007        2006
                                                                       ----------  ----------
          Balance, beginning of year                                  $   60,565  $   58,190
            Deposits                                                       7,960       9,541
            Interest credited                                              2,635       2,600
            Benefits                                                      (1,656)     (1,500)
            Surrenders and partial withdrawals                            (4,928)     (4,627)
            Maturities of institutional products                          (3,165)     (2,726)
            Contract charges                                                (751)       (697)
            Net transfers to separate accounts                                13        (145)
            Fair value hedge adjustments for institutional products           34          38
            Other adjustments                                               (243)       (109)
                                                                       ----------  ----------
          Balance, end of year                                        $   60,464  $   60,565
                                                                       ==========  ==========

     The Company offers various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Consolidated Statements of Financial Position. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance, including the Prudential Reinsurance Agreements as disclosed in Note 3.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $13.32 billion and $14.64 billion of equity, fixed income and balanced mutual funds and $661 million and $674 million of money market mutual funds at December 31, 2007 and 2006, respectively.

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

     ($ IN MILLIONS)                                                                       DECEMBER 31,
                                                                                 --------------------------------
                                                                                       2007             2006
                                                                                 ----------------  ---------------
     IN THE EVENT OF DEATH
        Separate account value                                                  $         13,939  $        15,269
        Net amount at risk (1)                                                  $            956  $         1,068
        Average attained age of contractholders                                         66 years         65 years

     AT ANNUITIZATION (INCLUDES INCOME BENEFIT GUARANTEES)
        Separate account value                                                  $          3,394  $         3,830
        Net amount at risk (2)                                                  $            144  $            64
        Weighted average waiting period until annuitization options available            3 years          4 years

     FOR CUMULATIVE PERIODIC WITHDRAWALS
        Separate account value                                                  $          1,218  $         1,041
        Net amount at risk (3)                                                  $              4  $            --

     ACCUMULATION AT SPECIFIED DATES
        Separate account value                                                  $          1,587  $         1,595
        Net amount at risk (4)                                                  $             --  $            --
        Weighted average waiting period until guarantee date                            10 years         11 years

----------
     (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
     (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
     (3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.
     (4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to life and annuity contract benefits.

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

     The following table summarizes the liabilities for guarantees:

                                        LIABILITY FOR
                                         GUARANTEES           LIABILITY FOR         LIABILITY FOR
                                      RELATED TO DEATH         GUARANTEES            GUARANTEES
                                        BENEFITS AND           RELATED TO            RELATED TO
                                     INTEREST-SENSITIVE          INCOME             ACCUMULATION
($ IN MILLIONS)                         LIFE PRODUCTS           BENEFITS              BENEFITS               TOTAL
                                     ------------------    ------------------    ------------------    ------------------
Balance at December 31, 2005 (1)    $               97    $               51    $               (2)   $              146
  Less reinsurance recoverables                     10                    --                    --                    10
                                     ------------------    ------------------    ------------------    ------------------
Net balance at December 31, 2005                    87                    51                    (2)                  136
Variable annuity business
  disposition related
  reinsurance recoverables                         (75)                  (23)                   12                   (86)
Incurred guaranteed benefits                        23                    (2)                  (10)                   11
Paid guarantee benefits                            (17)                   (2)                   --                   (19)
                                     ------------------    ------------------    ------------------    ------------------
  Net change                                       (69)                  (27)                    2                   (94)
Net balance at December 31, 2006                    18                    24                    --                    42
  Plus reinsurance recoverables                     96                    23                    (8)                  111
                                     ------------------    ------------------    ------------------    ------------------
Balance at December 31, 2006 (2)    $              114    $               47    $               (8)   $              153
                                     ==================    ==================    ==================    ==================
  Less reinsurance recoverables                     96                    23                    (8)                  111
                                     ------------------    ------------------    ------------------    ------------------
Net balance at December 31, 2006                    18                    24                    --                    42
Incurred guaranteed benefits                         7                    (5)                   --                     2
Paid guarantee benefits                             (1)                   --                    --                    (1)
                                     ------------------    ------------------    ------------------    ------------------
  Net change                                         6                    (5)                   --                     1
Net balance at December 31, 2007                    24                    19                    --                    43
  Plus reinsurance recoverables                    121                    26                    --                   147
                                     ------------------    ------------------    ------------------    ------------------
Balance at December 31, 2007 (3)    $              145    $               45    $               --    $              190
                                     ==================    ==================    ==================    ==================

----------
     (1) Included in the total liability balance at December 31, 2005 are reserves for variable annuity death benefits of $77 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(2) million and other guarantees of $51 million.
     (2) Included in the total liability balance at December 31, 2006 are reserves for variable annuity death benefits of $89 million, variable annuity income benefits of $20 million, variable annuity accumulation benefits of $(8) million and other guarantees of $51 million.
     (3) Included in the total liability balance at December 31, 2007 are reserves for variable annuity death benefits of $111 million, variable annuity income benefits of $23 million, variable annuity accumulation benefits of $0.4 million and other guarantees of $56 million.

9.   REINSURANCE

     The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance, and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts. The Company cedes specified percentages of the mortality risk on certain life policies, depending upon the issue date and product, to a pool of fourteen unaffiliated reinsurers. Beginning in July 2007, for new life insurance contracts, the Company reinsured the mortality risk associated with coverage in excess of $3 million per life for contracts issued to individuals age 70 and over, and reinsured the mortality risk associated with coverage in excess of $5 million per life for most other contracts. Also beginning in July 2007, for certain large contracts that meet specific criteria, the Company's retention limit was increased to $10 million per life. In the period prior to July 2007, but subsequent to August 1998, the Company reinsured the mortality risk associated with coverage in excess of $2 million per life, except in 2006 in certain instances when specific criteria were met, it reinsured the mortality risk associated with coverage in excess of $5 million per life. For business sold prior to October 1998, the Company reinsured mortality risk in excess of specific amounts up to $1 million per life for individual life.

     In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. As of December 31, 2007 and 2006, the Company had reinsurance recoverables of $166 million and $153 million, respectively due from subsidiaries of Citigroup and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business. In 2006, the Company ceded virtually all of its variable annuity exposure to Prudential (Note 3). Reinsurance recoverables associated with this disposition as of December 31, 2007 and 2006 amounted to $1,261 million and $1,490 million, respectively.

     As of December 31, 2007, the gross life insurance in force was $502 billion of which $245 billion was ceded to the unaffiliated reinsurers.

     The effects of reinsurance on life and annuity premiums and contract charges for the years ended December 31 are as follows:

($ IN MILLIONS)                                           2007        2006        2005
                                                        --------    --------    --------
PREMIUMS AND CONTRACT CHARGES
Direct                                                 $  2,342    $  2,326    $  2,115
Assumed
  Affiliate                                                  16          16          17
  Non-affiliate                                              26          30          27
Ceded--non-affiliate                                       (940)       (787)       (606)
                                                        --------    --------    --------
    Premiums and contract charges, net of reinsurance  $  1,444    $  1,585    $  1,553
                                                        ========    ========    ========

     The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ IN MILLIONS)                                           2007        2006        2005
                                                        --------    --------    --------
CONTRACT BENEFITS
Direct                                                 $  1,973    $  1,886    $  1,824
Assumed
   Affiliate                                                 10          11          10
   Non-affiliate                                             27          23          21
Ceded--non-affiliate                                       (646)       (548)       (515)
                                                        --------    --------    --------
     Contract benefits, net of reinsurance             $  1,364    $  1,372    $  1,340
                                                        ========    ========    ========

     The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ IN MILLIONS)                                           2007        2006        2005
                                                        --------    --------    --------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS
Direct                                                 $  2,644    $  2,534    $  2,277
Assumed
  Affiliate                                                  13          24          32
  Non-affiliate                                              18          26          35
Ceded--non-affiliate                                        (47)        (41)         (4)
                                                        --------    --------    --------
    Interest credited to contractholder funds, net
      of reinsurance                                   $  2,628    $  2,534    $  2,340
                                                        ========    ========    ========

Reinsurance recoverables at December 31 are summarized in the following table.

($ IN MILLIONS)                                 REINSURANCE RECOVERABLE ON PAID
                                                      AND UNPAID CLAIMS
                                               ---------------------------------
                                                    2007              2006
                                               --------------     --------------
Annuities                                     $        1,423     $        1,654
Life insurance                                         1,365              1,217
Long-term care                                           526                427
Other                                                     96                 94
                                               --------------     --------------
Total                                         $        3,410              3,392
                                               ==============     ==============

     At both December 31, 2007 and 2006, approximately 88% of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.  DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Deferred policy acquisition costs for the years ended December 31 are as follows:

($ IN MILLIONS)                           2007       2006       2005
                                        --------   --------   --------
BALANCE, BEGINNING OF YEAR             $  3,485   $  3,948   $  3,176
Impact of adoption of SOP 05-1 (1)          (11)        --         --
Disposition of operation (2)                 --       (726)        --
Acquisition costs deferred                  547        742        766
Amortization charged to income             (518)      (538)      (568)
Effect of unrealized gains and losses       402         59        574
                                        --------   --------   --------
BALANCE, END OF YEAR                   $  3,905   $  3,485   $  3,948
                                        ========   ========   ========

----------
(1) The adoption of SOP 05-1 resulted in a $11 million adjustment to unamortized DAC related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral. (see Note 2)

(2) In 2006, DAC was reduced related to the disposition through reinsurance agreements of substantially all of the Company's variable annuity business (see Note 3).

     Net amortization charged to income, due to the realization of capital losses and (gains), includes $17 million, $50 million and $(126) million in 2007, 2006 and 2005, respectively.

     As disclosed in Note 3, DAC and DSI balances were reduced during 2006 related to the disposal through reinsurance agreements of substantially all of the variable annuity business. During 2005, DAC and DSI amortization on this business was estimated using stochastic modeling and was significantly impacted by the anticipated return on the underlying funds. The Company's long-term expectation of separate accounts fund performance, net of fees, was approximately 7% in 2005. Whenever actual separate accounts fund performance based on the two most recent years varied from the expectation, the Company projected performance levels over the next five years such that the mean return over a seven-year period equaled the long-term expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC and DSI. In applying the reversion to the mean process, the Company did not allow the future mean rates of return including fees projected over the five-year period to exceed 12.75% or fall below 0%. The Company periodically evaluated the results of utilization of this process to confirm that it was reasonably possible that variable annuity and life fund performance would revert to the expected long-term mean within this time horizon.

     DSI activity for the twelve months ended December 31 was as follows:

     ($ IN MILLIONS)                           2007       2006       2005
                                             --------   --------   --------
     BALANCE, BEGINNING OF YEAR             $    225   $    237   $    134
     Impact of adoption of SOP 05-1 (1)           (2)        --         --
     Disposition of operation (2)                 --        (70)        --
     Sales inducements deferred                   64        105         99
     Amortization charged to income              (57)       (48)       (74)
     Effects of unrealized gains and losses       65          1         78
                                             --------   --------   --------
     BALANCE, END OF YEAR                   $    295   $    225   $    237
                                             ========   ========   ========

----------
     (1) The adoption of SOP 05-1 resulted in a $2 million adjustment to unamortized DSI related to the impact on future estimated gross profits from the changes in accounting for certain costs associated with contract continuations that no longer qualify for deferral.
     (2) In 2006, DSI was reduced related to the disposition through reinsurance agreements of substantially all of Allstate Financial's variable annuity business (see Note 3).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company was not involved in material operating lease obligations in 2007, 2006 and 2005, respectively.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state.

     The New York Liquidation Bureau ("the Bureau") has publicly reported that Executive Life Insurance Company of New York ("Executive Life"), currently under its jurisdiction as part of a 1992 court-ordered rehabilitation plan, may only be able to meet future obligations of its annuity contacts for the next fifteen years due to an estimated $600 million shortfall in assets to fund those obligations. If Executive Life were to be declared insolvent in the future, the Company would likely have exposure to guaranty fund assessments or other costs.

     Based on currently available information, the outcome of this situation is uncertain at this time. The Bureau may eventually take actions to address this situation that may lead to guaranty fund assessments or other costs to the Company. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future premium taxes. The Company's market share in New York was approximately 5.5% in 2006 based on industry annuity premium.

GUARANTEES

     The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $197 million at December 31, 2007. The obligations associated with these fixed income securities expire at various dates during the next seven years.

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2007.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - The outcome on these matters may also be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers or other entities.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

     - These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. Responses to the order were filed in mid-December.

     - The EEOC also filed another lawsuit in 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization ("the EEOC II" suit). In EEOC II, in 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age to support the rehire policy. AIC's interlocutory appeal of the trial court's summary judgment order is now pending in the United States Court of Appeals for the Eighth Circuit.

     - AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims. The court approved the form of class notice which was sent to approximately 1,800 potential class members in November 2007. Fifteen individuals have opted out. AIC has moved for judgment on the pleadings and summary judgment.

     - A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. Responses to the order were filed in mid-December.

     In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of class action lawsuits and other types of proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable.

     One or more of these matters could have an adverse effect on the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

12.  INCOME TAXES

     ALIC and its domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

     The Internal Revenue Service ("IRS") is currently examining the Company's 2005 and 2006 federal income tax returns. The IRS has completed its examination of the Company's federal income tax returns through 2004 and the statute of limitations has expired on years prior to 2003. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company adopted the provisions of FIN 48 on January 1, 2007. The Company had no liability for unrecognized tax benefits at January 1, 2007 or December 31, 2007, and believes it is reasonably possible that the liability balance will not significantly increase or decrease within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

          ($ IN MILLIONS)                        2007          2006
                                              ----------    ----------
          DEFERRED ASSETS
          Life and annuity reserves          $      588    $      682
          Unrealized net capital losses              45            --
          Other assets                               62            48
                                              ----------    ----------
            Total deferred assets                   695           730
          DEFERRED LIABILITIES
          Deferred policy acquisition costs        (787)         (784)
          Unrealized net capital gains               --          (175)
          Other liabilities                          (9)          (29)
                                              ----------    ----------
            Total deferred liabilities             (796)         (988)
                                              ----------    ----------
               Net deferred liability        $     (101)   $     (258)
                                              ==========    ==========

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:

          ($ IN MILLIONS)                               2007     2006     2005
                                                      -------- -------- --------
          Current                                    $    111 $    136 $    225
          Deferred                                         69       60      (51)
                                                      -------- -------- --------
          Total income tax expense                   $    180 $    196 $    174
                                                      ======== ======== ========

     The Company paid income taxes of $68 million, $317 million and $156 million in 2007, 2006 and 2005, respectively. The Company had a current income tax receivable of $6 million and $49 million at December 31, 2007 and 2006, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                        2007     2006     2005
                                                      -------- -------- --------
          Statutory federal income tax rate              35.0%    35.0%    35.0%
          Adjustment for prior year tax liabilities      (0.9)    (1.6)    (3.9)
          Dividends received deduction                   (2.7)    (2.7)    (2.5)
          Tax credits                                    (2.3)    (0.5)    (0.3)
          Other                                           1.3      1.1      1.1
                                                      -------- -------- --------
            Effective income tax rate                    30.4%    31.3%    29.4%
                                                      ======== ======== ========

13.  CAPITAL STRUCTURE

DEBT OUTSTANDING

     Total debt outstanding at December 31 consisted of the following:

  ($ IN MILLIONS)                                            2007            2006
                                                         ------------    ------------
  6.18% Surplus Notes (1), due 2036                     $        100    $        100
  5.06% Surplus Notes (1), due 2035                              100             100
  Mandatorily redeemable preferred stock - Series A               --               6
                                                         ------------    ------------
     Total long-term debt                                        200             206
  Note payable to parent                                          --             500
                                                         ------------    ------------
      Total debt                                        $        200    $        706
                                                         ============    ============

----------
 (1) No payment of principle or interest is permitted on the surplus notes without the written approval of the Director of Insurance of the State of South Carolina (the "Director"), the domiciliary state insurance regulatory authority for the issuer of the notes, Allstate Re (see Note 5). The Director could prohibit the payment of interest and principle on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2007 and 2006.

     All of the Company's outstanding debt as of December 31, 2007 and 2006 relates to intercompany obligations. These obligations are discussed in Note 5 to the consolidated financial statements. The Company paid $21 million, $13 million and $6 million of interest on debt in 2007, 2006 and 2005, respectively.

14.  STATUTORY FINANCIAL INFORMATION

     ALIC and its subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income of ALIC and its insurance subsidiaries for 2007, 2006 and 2005 was $172 million, $252 million and $266 million, respectively. Statutory capital and surplus was $2.62 billion and $3.36 billion as of December 31, 2007 and 2006, respectively.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Notification and approval of intercompany lending activities is also required by the Illinois Department of Insurance ("IL DOI") for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

     ALIC paid dividends of $725 million and $675 million in 2007 and 2006, respectively. These amounts were in excess of the $336 million and $366 million that were allowed under Illinois insurance law based on the 2006 and 2005 formula amounts, respectively. The Company received approval from the IL DOI for the portion of the 2007 and 2006 dividends in excess of this amount. Based on 2007 ALIC statutory capital and surplus, ALIC will not be able to pay dividends in 2008 without prior IL DOI approval.

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. A cash balance formula was added to the Allstate Retirement Plan effective January 1, 2003. All eligible employees hired before August 1, 2002 were provided with a one-time opportunity to choose between the cash balance formula and the final average pay formula. The cash balance formula applies to all eligible employees hired after August 1, 2002. AIC's funding policy for the pension plans is to make annual contributions at a minimum level that is at least in accordance with regulations under the Internal Revenue Code and in accordance with generally accepted actuarial principles. The allocated cost to the Company included in net income for the pension plans in 2007, 2006 and 2005 was $24 million, $37 million and $27 million, respectively.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire ("postretirement benefits"). Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC has the right to modify or terminate these pension and postretirement benefit plans. The allocated cost to the Company included in net income was $6 million, $7 million and $7 million for postretirement benefits other than pension plans in 2007, 2006 and 2005, respectively.

PROFIT SHARING PLANS

     Employees of AIC are eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance. The Company's allocation of profit sharing expense from the Corporation was $12 million, $13 million and $7 million in 2007, 2006 and 2005, respectively.

16.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN MILLIONS)
                                                   2007                            2006                            2005
                                      ------------------------------   -----------------------------   -----------------------------
                                         PRE-                AFTER-      PRE-                AFTER-     PRE-                 AFTER-
                                         TAX       TAX        TAX        TAX        TAX       TAX       TAX        TAX        TAX
                                       -------   -------    -------    -------    -------   -------    -------    -------   -------
Unrealized holding (losses) gains
    arising during the period, net of
    related offsets                   $  (492)  $   172    $  (320)   $  (493)   $   172   $  (321)   $  (724)   $   254   $  (470)
Less: reclassification adjustment of
    realized capital gains and losses     137       (48)        89        (89)        31       (58)       (69)        24       (45)
                                       -------   -------    -------    -------    -------   -------    -------    -------   -------
UNREALIZED NET CAPITAL (LOSSES) GAINS    (629)      220       (409)      (404)       141      (263)      (655)       230      (425)
                                       -------   -------    -------    -------    -------   -------    -------    -------   -------
Other comprehensive (loss) income     $  (629)  $   220    $  (409)   $  (404)   $   141   $  (263)   $  (655)   $   230   $  (425)
                                       =======   =======    =======    =======    =======   =======    =======    =======   =======

17.  QUARTERLY RESULTS (UNAUDITED)

                              FIRST QUARTER          SECOND QUARTER           THIRD QUARTER          FOURTH QUARTER
                          ----------------------  ----------------------  ----------------------  ----------------------
($ IN MILLIONS)              2007        2006        2007        2006        2007        2006        2007         2006
                          ---------   ----------  ----------  ----------  ----------  ----------  ----------   ---------
Revenues                 $   1,435   $    1,349  $    1,509  $    1,360  $    1,274  $    1,352  $    1,234   $   1,502
Net income                     149           96         187          56          56         122          20         154

                                    PART C
                               OTHER INFORMATION

24.FINANCIAL STATEMENTS AND EXHIBITS

(a)FINANCIAL STATEMENTS

Allstate Life Insurance Company and Allstate Financial Advisors Separate Account I financial statements are included in Part B of this Registration Statement.

(b)EXHIBITS

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(b) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II, and Allstate Financial Advisors Separate Account I (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(2)     Not applicable.

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File
        No. 033-35412) dated December 31, 1996).

(b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File
        No. 033-35412) dated December 31, 1996).

(4)(a) Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to
        Post-Effective Amendment Nos. 13, 14, 20, 23 and 25 to Registration Statement (File No. 033-35412) dated December 31, 1996, February 28, 1997, March 3, 1999, and February 15, 2000).

(b) Form of Contract and Certificate Amendments for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment Nos. 19, and 20 to Registration Statement
        (File No. 033-35412) dated June 5, 1998 and March 3, 1999 respectively).

(c) Form of Contract and Amendments for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement (File No. 033-35412) dated March 2, 2000).

(d) Income Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

(e) Income and Death Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (File No. 033-35412) dated August 25, 2000).

(f) Enhanced Earnings Death Benefit Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement (File No. 033-35412) dated November 8, 2000).

(g) Enhanced Earnings Death Benefit Plus Rider (Variable Annuity 3) (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement (File No. 033-35412) dated March 16, 2001.

(h) Form of Longevity Reward Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement (File No. 033-35412) dated October 12, 2001).

(i) Income and Performance Death Benefit Rider (VAII, VA3 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (File No. 033-35412) dated April 29, 2002).

(j) Form of Contract Endorsement (reflecting Allstate Life as the issuer) (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(k) Form of Death Benefit Endorsement (VAII, VA3) (Previously filed in Post- Effective Amendment No. 1 to this Registration Statement (File No. 333-102295) dated April 18, 2003).

(l) Merger Agreement and Articles of Merger between Northbrook Life Insurance Company and Allstate Life Insurance Company (Previously filed in Registrant's initial Form N-4 Registration Statement (File
        No. 333-102295) dated December 31, 2002).

(5)(a) Form of Application for the Morgan Stanley Variable Annuity II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (File No. 033-35412) dated December 31, 1996).

(b) Form of Application for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement (File No. 033-35412) dated June 5,
        1998).

(c) Form of Application for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement (File No. 033-35412) dated May 2, 2000).

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 333-77605) dated
        April 24, 2001).

(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20,
        2007).

(8)     Forms of Participation Agreements:

(8)(a) Morgan Stanley Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement (File No. 033-35412) dated April 29, 1996).

(b) The Universal Institutional Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

(c) AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

(d) Alliance Variable Products Series Fund (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No.333-93871) dated January 28, 2000).

(e) Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File No. 333-93871) dated January 28, 2000).

(f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (File
        No. 333-93871) dated January 28, 2000).

(g) Franklin Templeton Variable Insurance Products Trust (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-102295) dated April 19, 2004.)

(9)(a) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement (File
        No. 033-35412) dated May 2, 2000).

(b) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement (File
        No. 033-35412) dated August 25, 2000).

(c) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement (File
        No. 033-35412) dated November 30, 2000).

(d) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement (File
        No. 033-35412) dated November 8, 2000).

(e) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement (File
        No. 033-35412) dated April 25, 2001).

(f) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement (File
        No. 033-35412) dated September 20, 2001).

(g) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 36 to Registration Statement (File
        No. 033-35412) dated April 29, 2002).

(h) Opinion and Consent of General Counsel (Previously filed in Registrant's initial Form N-4 Registration Statement (File No. 333-102295) dated December 31, 2002).

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable.

(12)    Not applicable.

(99) (a) Power of Attorney for Eric A. Simonson (Previously filed in Registrant's initial Form N-4 Registration Statement (File
        No. 333-102295) dated December 31, 2002.)

(99) (b) Powers of Attorney for John C. Pintozzi and Douglas B. Welch (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-102295) dated April 21, 2005.)

(99)(c) Powers of Attorney for Michael J. Velotta, John C. Lounds, Kevin R. Slawin, Samuel H. Pilch, and David A. Bird (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-102295) dated April 14, 2006.)

(99)(d) Powers of Attorney for Michael B. Boyle, James W. Hohmann, George E. Ruebenson and Thomas J. Wilson, II. (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-102295) dated April 17, 2007.)

25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

Item 25. Directors and Officers of the Depositor

 Name and Principal Business Address    Positions and Offices with Depositor
 -----------------------------------    --------------------------------------

 David Andrew Bird
                                        Director and Senior Vice President

 Michael. B. Boyle
                                        Director and Senior Vice President

 James E. Hohmann
                                        Director, President and Chief
                                        Executive Officer

 John Carl Lounds
                                        Director and Senior Vice President

 John C. Pintozzi
                                        Director, Senior Vice President and
                                        Chief Financial Officer

 George E. Ruebenson
                                        Director

 Eric Allen Simonson
                                        Director, Senior Vice President and
                                        Chief Investment Officer

 Kevin Rourke Slawin
                                        Director and Senior Vice President

 Michael Joseph Velotta
                                        Director, Senior Vice President,
                                        General Counsel and Secretary

 Douglas B. Welch
                                        Director and Senior Vice President

 Thomas Joseph Wilson, II
                                        Director and Chairman of the Board

 Samuel Henry Pilch
                                        Group Vice President and Controller

 Matthew S. Easley
                                        Vice President

 Karen Cassidy Gardner
                                        Vice President

 Mary Jovita McGinn
                                        Vice President and Assistant Secretary

 Judith P. Greffin
                                        Vice President

 John Eric Smith
                                        Vice President

 Patricia Wright Wilson
                                        Vice President

 Steven C. Verney
                                        Treasurer

 Charles Calvin Baggs
                                        Assistant Vice President

 Darryl L. Baltimore
                                        Assistant Vice President

 James Baumstark
                                        Assistant Vice President

 Karen Burckhardt
                                        Assistant Vice President

 Laura J. Clark
                                        Assistant Vice President

 Errol Cramer
                                        Assistant Vice President and
                                        Appointed Actuary

 Lawrence William Dahl
                                        Assistant Vice President

 Name and Principal Business Address    Positions and Offices with Depositor
 -----------------------------------    --------------------------------------

 Sam DeFrank
                                        Assistant Vice President - Tax Counsel

 Joanne Marie Derrig
                                        Assistant Vice President and Chief
                                        Privacy Officer

 Sarah R. Donahue
                                        Assistant Vice President

 Lisa J. Flanary
                                        Assistant Vice President

 Keith A. Hauschildt
                                        Assistant Vice President

 Ronald A. Johnson
                                        Assistant Vice President

 Teresa G. Logue
                                        Assistant Vice President

 Robert L. Park
                                        Assistant Vice President and Chief
                                        Compliance Officer

 Joseph P. Rath
                                        Assistant Vice President, Assistant
                                        General Counsel and Assistant
                                        Secretary

 Mario Rizzo
                                        Assistant Vice President and
                                        Assistant Treasurer

 Mary Springberg
                                        Assistant Vice President

 Robert E. Transon
                                        Assistant Vice President

 Timothy Nicholas Vander Pas
                                        Assistant Vice President

 Richard Zaharias
                                        Assistant Vice President

 Laura R. Zimmerman
                                        Assistant Vice President

 Doris J. Bryant
                                        Assistant Secretary

 Paul N. Kierig
                                        Assistant Secretary

 Dean M. Way
                                        Illustration Actuary

The principal business address of Mr. Bird and Mr. Baggs is 1776 American Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on February 27, 2008 (File No. 1-11840).

27.NUMBER OF CONTRACT OWNERS

(a)Variable Annuity II.

As of January, 31 2008 there were 29,015 non-qualified and qualified contracts.

(b)Variable Annuity III.

As of January 31, 2008 there were 16,463 non-qualified and qualified contracts.

28.INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Allstate Life agrees to indemnify Morgan Stanley & Co. Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of his counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29.PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Morgan Stanley & Co. Incorporated, is a principal underwriter for the following affiliated investment companies:

Allstate Life Variable Life Separate Account A Allstate Life of New York Separate Account A

(b) The directors and officers of Morgan Stanley & Co. Incorporated, the principal underwriter for the Contracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:

 Name                                   Title
 ----                                   -----
 Walid A. Chammah (1)                   Director
 Charles Chasin (1)                     Director
 James P. Gorman (1)                    Director
 Michael J. Petrick (1)                 Director
 Cordell G. Spencer (1)                 Director
 James P. Gorman (1)                    Chairman, President & Chief Executive
                                          Officer
 Fred J. Gonfiantini (2)                Chief Financial Officer
 Fred J. Gonfiantini (2)                Chief Operations Officer
 John H. Faulkner (3)                   General Counsel and Secretary
 Kirk Wickman (4)                       General Counsel and Secretary
 David K. Wong (5)                      Treasurer
 Jill W. Ostergaard (6)                 Chief Compliance Officer
 Michelle B. Oroschakoff (7)            Chief Compliance Officer
 Joseph D'Auria (2)                     Controller
 W. Gary Beeson (8)                     Assistant Secretary
 Martin M. Cohen (8)                    Assistant Secretary
 Jeanne E. Greeley (8)                  Assistant Secretary
 Charlene R. Herzer (8)                 Assistant Secretary
 Susan M. Krause (8)                    Assistant Secretary
 Manisha Lalwani (8)                    Assistant Secretary
 Julia Ramirez (8)                      Assistant Treasurer
 Daniel B. Park (5)                     Assistant Treasurer
 David S. Russo (5)                     Assistant Treasurer
 MaryAnn Fappiano (9)                   Assistant Secretary

The principal business address of each of the above-named individuals is as follows:

(1)1585 Broadway, New York, NY 10036

(2)1 New York Plaza, NY, NY 10004

(3)1221 Ave. of the Americas, NY, NY 10020

(4)2000 Westchester Ave., Purchase, NY 10577

(5)750 Seventh Avenue, NY, NY 10019

(6)1601 Broadway, NY, NY 10019

(7)Harborside Plaza II, Jersey City, NJ 07311

(8)1633 Broadway, NY, NY 10019

(9)1 Pierrepont Plaza, Brooklyn, NY 11201

(c)Compensation of Morgan Stanley & Co. Inc.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant for the year ended December 31, 2007.

                                (2)
    (1)                   Net Underwriting      (3)          (4)
Name of Principal          Discounts and   Compensation   Brokerage      (5)
Underwriter                 Commissions    on Redemption Commissions Compensation
-----------------         ---------------- ------------- ----------- ------------
Morgan Stanley & Co. Inc.       N/A             N/A      $15,977,935     N/A

30.LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, Morgan Stanley & Co. Incorporated., is located at 1585 Broadway, New York, New York 10036.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a)of the Investment Company Act and the rules promulgated thereunder.

31.MANAGEMENT SERVICES

None

32.UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company under the Contracts. Allstate Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or the prospectus, or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on April 25, 2008.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                                 (REGISTRANT)

                      BY: ALLSTATE LIFE INSURANCE COMPANY
                                  (DEPOSITOR)


                                              By:     /s/MICHAEL J. VELOTTA
                                                  ------------------------------
                                                       Michael J. Velotta
                                                     Senior Vice President,
                                                  Secretary and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed by the following persons in the capacities indicated on this 25th day of April, 2008.


*/DAVID A. BIRD        Director and Senior Vice President
----------------------
David A. Bird

*/MICHAEL B. BOYLE     Director and Senior Vice President
----------------------
Michael B. Boyle

*/JAMES E. HOHMANN     Director, President and Chief Executive Officer
---------------------- (Principal Executive Officer)
James E. Hohmann

*/JOHN C. LOUNDS       Director and Senior Vice President
----------------------
John C. Lounds

*/SAMUEL H. PILCH      Controller and Group Vice President
---------------------- (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI     Director, Senior Vice President and Chief Financial
---------------------- Officer
*/John C. Pintozzi     (Principal Financial Officer)

*/GEORGE E. REUBENSON  Director
----------------------
George E. Reubenson

*/ERIC A. SIMONSON     Director, Senior Vice President and Chief Investment
---------------------- Officer
Eric A. Simonson

*/KEVIN R. SLAWIN      Director and Senior Vice President
----------------------
Kevin R. Slawin

/S/ MICHAEL J. VELOTTA Director, Senior Vice President, General Counsel and ---------------------- Secretary
Michael J. Velotta

*/DOUGLAS B. WELCH     Director and Senior Vice President
----------------------
*/Douglas B. Welch

*/THOMAS J. WILSON II  Director and Chairman of the Board
----------------------
Thomas J. Wilson II

*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.

                                 EXHIBIT LIST

The following exhibits are filed herewith:

Exhibit No. Description
----------- --------------------------------------------------------

    (10)    Consent of Independent Registered Public Accounting Firm